UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2009

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	30

Multi-Managed Income/Equity Portfolio	53

Multi-Managed Income Portfolio	75

Asset Allocation: Diversified Growth Portfolio	97

Stock Portfolio	144

Seasons Select

Large Cap Growth Portfolio	147

Large Cap Composite Portfolio	154

Large Cap Value Portfolio	164

Mid Cap Growth Portfolio	172

Mid Cap Value Portfolio	184

Small Cap Portfolio	196

International Equity Portfolio	209

Diversified Fixed Income Portfolio	220

Strategic Fixed Income Portfolio	242

Cash Management Portfolio	257

Seasons Focused

Focus Growth Portfolio	260

Focus TechNet Portfolio	262

Focus Growth and Income Portfolio	264

Focus Value Portfolio	266

Seasons Managed Allocation

Allocation Growth Portfolio	268

Allocation Moderate Growth Portfolio	270

Allocation Moderate Portfolio	272

Allocation Balanced Portfolio	274

Statements of Assets and Liabilities	276

Statements of Operations	284

Statements of Changes in Net Assets	288

Notes to Financial Statements	296

Financial Highlights	325

Report of Independent Registered Public Accounting Firm	340

Approval of Advisory Contracts	341

Trustees and Officers Information	350

Shareholders Tax Information	352

Comparisons: Portfolios vs. Indexes	354

Dear Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2009.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

May 7, 2009

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2009

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2008 and held until March 31, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp. (formerly AIG SunAmerica Asset Management Corp.), the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2009'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2009'' column and the "Expense Ratio as of March 31, 2009'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2009'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2009'' column and the "Expense Ratio as of March 31, 2009'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2009'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2009

  (unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at October 1, 2008	Ending Account Value Using Actual Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Beginning Account Value at October 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Expense Ratio as of March 31, 2009*
Multi-Managed Growth@
Class 1	$1,000.00	$834.57	$5.53	$1,000.00	$1,018.90	$6.09	1.21%
Class 2	$1,000.00	$833.78	$6.22	$1,000.00	$1,018.15	$6.84	1.36%
Class 3	$1,000.00	$833.83	$6.68	$1,000.00	$1,017.65	$7.34	1.46%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$867.76	$4.84	$1,000.00	$1,019.75	$5.24	1.04%
Class 2	$1,000.00	$866.27	$5.54	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$865.70	$6.00	$1,000.00	$1,018.50	$6.49	1.29%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$917.45	$4.83	$1,000.00	$1,019.90	$5.09	1.01%
Class 2	$1,000.00	$916.36	$5.54	$1,000.00	$1,019.15	$5.84	1.16%
Class 3	$1,000.00	$915.77	$6.02	$1,000.00	$1,018.65	$6.34	1.26%
Multi-Managed Income@
Class 1	$1,000.00	$963.58	$4.99	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$963.50	$5.73	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$963.22	$6.22	$1,000.00	$1,018.60	$6.39	1.27%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$761.08	$4.92	$1,000.00	$1,019.35	$5.64	1.12%
Class 2	$1,000.00	$760.12	$5.57	$1,000.00	$1,018.60	$6.39	1.27%
Class 3	$1,000.00	$760.58	$6.01	$1,000.00	$1,018.10	$6.89	1.37%
Stock@
Class 1	$1,000.00	$766.28	$4.23	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$765.65	$4.89	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$765.76	$5.33	$1,000.00	$1,018.90	$6.09	1.21%
Large Cap Growth@
Class 1	$1,000.00	$741.89	$4.08	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$740.59	$4.73	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$740.55	$5.16	$1,000.00	$1,019.00	$5.99	1.19%
Large Cap Composite#@
Class 1	$1,000.00	$709.26	$4.69	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$708.44	$5.32	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$707.69	$5.75	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value@
Class 1	$1,000.00	$668.06	$3.78	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$667.81	$4.41	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$666.96	$4.82	$1,000.00	$1,019.15	$5.84	1.16%
Mid Cap Growth@
Class 1	$1,000.00	$698.59	$4.87	$1,000.00	$1,019.20	$5.79	1.15%
Class 2	$1,000.00	$698.55	$5.51	$1,000.00	$1,018.45	$6.54	1.30%
Class 3	$1,000.00	$697.98	$5.88	$1,000.00	$1,018.00	$6.99	1.39%
Mid Cap Value@
Class 1	$1,000.00	$671.13	$4.37	$1,000.00	$1,019.70	$5.29	1.05%
Class 2	$1,000.00	$670.13	$5.00	$1,000.00	$1,018.95	$6.04	1.20%
Class 3	$1,000.00	$670.18	$5.41	$1,000.00	$1,018.45	$6.54	1.30%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2009

  (unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at October 1, 2008	Ending Account Value Using Actual Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Beginning Account Value at October 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Expense Ratio as of March 31, 2009*
Small Cap@
Class 1	$1,000.00	$670.57	$4.41	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$670.26	$5.04	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$670.28	$5.46	$1,000.00	$1,018.40	$6.59	1.31%
International Equity@
Class 1	$1,000.00	$696.24	$5.03	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$695.92	$5.67	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$695.14	$6.04	$1,000.00	$1,017.80	$7.19	1.43%
Diversified Fixed Income
Class 1	$1,000.00	$1,024.13	$4.04	$1,000.00	$1,020.94	$4.03	0.80%
Class 2	$1,000.00	$1,023.61	$4.79	$1,000.00	$1,020.19	$4.78	0.95%
Class 3	$1,000.00	$1,022.67	$5.29	$1,000.00	$1,019.70	$5.29	1.05%
Strategic Fixed Income
Class 3	$1,00000	$913.75	$5.82	$1,000.00	$1,018.85	$6.14	1.22%
Cash Management
Class 1	$1,000.00	$1,003.21	$2.65	$1,000.00	$1,022.29	$2.67	0.53%
Class 2	$1,000.00	$1,002.59	$3.40	$1,000.00	$1,021.54	$3.43	0.68%
Class 3	$1,000.00	$1,002.46	$3.89	$1,000.00	$1,021.04	$3.93	0.78%
Focus Growth@
Class 1	$1,000.00	$789.95	$5.22	$1,000.00	$1,019.10	$5.89	1.17%
Class 2	$1,000.00	$788.65	$5.89	$1,000.00	$1,018.35	$6.64	1.32%
Class 3	$1,000.00	$788.59	$6.33	$1,000.00	$1,017.85	$7.14	1.42%
Focus TechNet#@
Class 2	$1,000.00	$751.03	$6.55	$1,000.00	$1,017.45	$7.54	1.50%
Class 3	$1,000.00	$749.34	$6.98	$1,000.00	$1,016.95	$8.05	1.60%
Focus Growth and Income@
Class 2	$1,000.00	$667.81	$5.82	$1,000.00	$1,017.95	$7.04	1.40%
Class 3	$1,000.00	$668.89	$6.24	$1,000.00	$1,017.45	$7.54	1.50%
Focus Value@
Class 2	$1,000.00	$713.69	$5.55	$1,000.00	$1,018.45	$6.54	1.30%
Class 3	$1,000.00	$714.04	$5.98	$1,000.00	$1,017.95	$7.04	1.40%
Allocation Growth
Class 3	$1,000.00	$698.17	$0.72	$1,000.00	$1,024.08	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$743.14	$0.61	$1,000.00	$1,024.23	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$782.73	$0.71	$1,000.00	$1,024.13	$0.81	0.16%
Allocation Balanced
Class 3	$1,000.00	$829.38	$0.78	$1,000.00	$1,024.08	$0.86	0.17%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2009" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2009" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2009

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual				Hypothetical
Portfolio	Beginning Account Value at October 1, 2008	Ending Account Value Using Actual Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Beginning Account Value at October 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Expense Ratio as of March 31, 2009*
Multi-Managed Growth
Class 1	$1,000.00	$834.57	$5.44	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$833.78	$6.13	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$833.83	$6.58	$1,000.00	$1,017.75	$7.24	1.44%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$867.76	$4.75	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$866.27	$5.44	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$865.70	$5.91	$1,000.00	$1,018.60	$6.39	1.27%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$917.45	$4.83	$1,000.00	$1,019.90	$5.09	1.01%
Class 2	$1,000.00	$916.36	$5.54	$1,000.00	$1,019.15	$5.84	1.16%
Class 3	$1,000.00	$915.77	$6.02	$1,000.00	$1,018.65	$6.34	1.26%
Multi-Managed Income
Class 1	$1,000.00	$963.58	$4.99	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$963.50	$5.73	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$963.22	$6.22	$1,000.00	$1,018.60	$6.39	1.27%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$761.08	$4.83	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$760.12	$5.49	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$760.58	$5.93	$1,000.00	$1,018.20	$6.79	1.35%
Stock
Class 1	$1,000.00	$766.28	$4.23	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$765.65	$4.89	$1,000.00	$1,019.40	$5.59	1.11%
Class 3	$1,000.00	$765.76	$5.33	$1,000.00	$1,018.90	$6.09	1.21%
Large Cap Growth
Class 1	$1,000.00	$741.89	$4.04	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$740.59	$4.69	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$740.55	$5.12	$1,000.00	$1,019.05	$5.94	1.18%
Large Cap Composite#
Class 1	$1,000.00	$709.26	$4.69	$1,000.00	$1,019.45	$5.54	1.10%
Class 2	$1,000.00	$708.44	$5.32	$1,000.00	$1,018.70	$6.29	1.25%
Class 3	$1,000.00	$707.69	$5.75	$1,000.00	$1,018.20	$6.79	1.35%
Large Cap Value
Class 1	$1,000.00	$668.06	$3.74	$1,000.00	$1,020.44	$4.53	0.90%
Class 2	$1,000.00	$667.81	$4.37	$1,000.00	$1,019.70	$5.29	1.05%
Class 3	$1,000.00	$666.96	$4.78	$1,000.00	$1,019.20	$5.79	1.15%
Mid Cap Growth
Class 1	$1,000.00	$698.59	$4.83	$1,000.00	$1,019.25	$5.74	1.14%
Class 2	$1,000.00	$698.55	$5.46	$1,000.00	$1,018.50	$6.49	1.29%
Class 3	$1,000.00	$697.98	$5.84	$1,000.00	$1,018.05	$6.94	1.38%
Mid Cap Value
Class 1	$1,000.00	$671.13	$4.29	$1,000.00	$1,019.80	$5.19	1.03%
Class 2	$1,000.00	$670.13	$4.91	$1,000.00	$1,019.05	$5.94	1.18%
Class 3	$1,000.00	$670.18	$5.33	$1,000.00	$1,018.55	$6.44	1.28%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2009

  (unaudited)

	Actual				Hypothetical
Portfolio	Beginning Account Value at October 1, 2008	Ending Account Value Using Actual Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Beginning Account Value at October 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2009	Expenses Paid During the Six Months Ended March 31, 2009*	Expense Ratio as of March 31, 2009*
Small Cap
Class 1	$1,000.00	$670.57	$4.29	$1,000.00	$1,019.80	$5.19	1.03%
Class 2	$1,000.00	$670.26	$4.96	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$670.28	$5.33	$1,000.00	$1,018.55	$6.44	1.28%
International Equity
Class 1	$1,000.00	$696.24	$5.03	$1,000.00	$1,019.00	$5.99	1.19%
Class 2	$1,000.00	$695.92	$5.67	$1,000.00	$1,018.25	$6.74	1.34%
Class 3	$1,000.00	$695.14	$6.04	$1,000.00	$1,017.80	$7.19	1.43%
Focus Growth
Class 1	$1,000.00	$789.95	$5.13	$1,000.00	$1,019.20	$5.79	1.15%
Class 2	$1,000.00	$788.65	$5.80	$1,000.00	$1,018.45	$6.54	1.30%
Class 3	$1,000.00	$788.59	$6.24	$1,000.00	$1,017.95	$7.04	1.40%
Focus TechNet#
Class 2	$1,000.00	$751.03	$6.16	$1,000.00	$1,017.90	$7.09	1.41%
Class 3	$1,000.00	$749.34	$6.63	$1,000.00	$1,017.35	$7.64	1.52%
Focus Growth and Income
Class 2	$1,000.00	$667.81	$5.74	$1,000.00	$1,018.05	$6.94	1.38%
Class 3	$1,000.00	$668.89	$6.16	$1,000.00	$1,017.55	$7.44	1.48%
Focus Value
Class 2	$1,000.00	$713.69	$5.30	$1,000.00	$1,018.75	$6.24	1.24%
Class 3	$1,000.00	$714.04	$5.68	$1,000.00	$1,018.30	$6.69	1.33%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Computers	9.6%
Repurchase Agreements	8.2
Medical-Biomedical/Gene	6.1
Federal National Mtg. Assoc.	5.9
Diversified Financial Services	4.8
Federal Home Loan Mtg. Corp.	3.7
Diversified Banking Institutions	3.4
Commercial Services-Finance	2.8
Enterprise Software/Service	2.7
Retail-Drug Store	2.5
Agricultural Chemicals	2.0
Engineering/R&D Services	1.9
Brewery	1.9
Oil Companies-Integrated	1.8
Government National Mtg. Assoc.	1.7
Metal Processors & Fabrication	1.5
Agricultural Operations	1.5
Web Portals/ISP	1.5
Medical-Drugs	1.3
Transport-Services	1.1
Telephone-Integrated	1.1
Insurance-Multi-line	1.0
Electric-Integrated	0.9
Telecom Services	0.9
Finance-Other Services	0.9
Oil Companies-Exploration & Production	0.9
Optical Supplies	0.9
Entertainment Software	0.9
Wireless Equipment	0.8
Multimedia	0.8
United States Treasury Notes	0.8
Banks-Super Regional	0.7
Medical-Outpatient/Home Medical	0.7
Diversified Minerals	0.7
Medical-Generic Drugs	0.7
Food-Misc.	0.7
Finance-Investment Banker/Broker	0.7
Retail-Regional Department Stores	0.7
Physical Therapy/Rehabilitation Centers	0.6
Medical Labs & Testing Services	0.6
Data Processing/Management	0.6
Medical-HMO	0.6
Retail-Discount	0.6
Telecommunication Equipment	0.5
Telecom Equipment-Fiber Optics	0.5
Hazardous Waste Disposal	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Soap & Cleaning Preparation	0.4
Cellular Telecom	0.4
Real Estate Investment Trusts	0.4
Beverages-Non-alcoholic	0.4
Medical Instruments	0.4
Food-Confectionery	0.4
Consulting Services	0.4
U.S. Government Agencies	0.4
Semiconductor Components-Integrated Circuits	0.4
Insurance Brokers	0.4
Tobacco	0.4
Cable/Satellite TV	0.4

Dialysis Centers	0.4%
Food-Wholesale/Distribution	0.3
Sovereign	0.3
Oil-Field Services	0.3
Cosmetics & Toiletries	0.3
Physicians Practice Management	0.3
Banks-Commercial	0.3
Medical Products	0.3
E-Commerce/Services	0.3
Electronic Components-Semiconductors	0.3
Insurance-Property/Casualty	0.3
Industrial Gases	0.3
Applications Software	0.3
Apparel Manufacturers	0.3
Computer Services	0.3
Investment Management/Advisor Services	0.3
Retail-Consumer Electronics	0.2
Aerospace/Defense	0.2
Casino Hotels	0.2
Commercial Services	0.2
Networking Products	0.2
Instruments-Scientific	0.2
Lasers-System/Components	0.2
Special Purpose Entities	0.2
Private Corrections	0.2
Pharmacy Services	0.2
Medical-Nursing Homes	0.2
Consumer Products-Misc.	0.2
Pipelines	0.2
Computers-Integrated Systems	0.2
Computer Aided Design	0.1
Banks-Money Center	0.1
Cruise Lines	0.1
Airlines	0.1
Hotels/Motels	0.1
Gold Mining	0.1
United States Treasury Bonds	0.1
Diversified Manufacturing Operations	0.1
Human Resources	0.1
Vitamins & Nutrition Products	0.1
Retail-Sporting Goods	0.1
Real Estate Operations & Development	0.1
Electronic Forms	0.1
Real Estate Management/Services	0.1
Semiconductor Equipment	0.1
Transport-Rail	0.1
Beverages-Wine/Spirits	0.1
Electric-Transmission	0.1
Retail-Building Products	0.1
Insurance-Life/Health	0.1
Retail-Major Department Stores	0.1
Gas-Distribution	0.1
Oil Refining & Marketing	0.1
Retail-Bedding	0.1
Office Automation & Equipment	0.1
Finance-Auto Loans	0.1
Airport Development/Maintenance	0.1
Medical-Hospitals	0.1
Retail-Restaurants	0.1
Steel-Producers	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Property Trust	0.1%
Insurance-Mutual	0.1
Finance-Commercial	0.1
Footwear & Related Apparel	0.1
Television	0.1
Electric-Generation	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Air Freight	0.1
102.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 67.5%
Aerospace/Defense — 0.2%
Boeing Co.	1,200	$42,696
Lockheed Martin Corp.	1,400	96,642
Raytheon Co.	600	23,364
		162,702
Aerospace/Defense-Equipment — 0.5%
Orbital Sciences Corp.†	21,100	250,879
United Technologies Corp.	2,700	116,046
		366,925
Agricultural Chemicals — 2.0%
Monsanto Co.	17,775	1,477,102
Potash Corp. of Saskatchewan, Inc.	500	40,405
Syngenta AG(20)	190	38,197
		1,555,704
Agricultural Operations — 1.4%
Archer-Daniels-Midland Co.	6,200	172,236
Bunge, Ltd.	16,790	951,153
		1,123,389
Apparel Manufacturers — 0.3%
Coach, Inc.†	10,800	180,360
Polo Ralph Lauren Corp.	600	25,350
		205,710
Applications Software — 0.3%
Citrix Systems, Inc.†	1,800	40,752
Microsoft Corp.	9,000	165,330
		206,082
Banks-Commercial — 0.1%
BB&T Corp.	1,000	16,920
SVB Financial Group†	1,900	38,019
		54,939
Banks-Fiduciary — 0.4%
Northern Trust Corp.	2,700	161,514
The Bank of New York Mellon Corp.	6,147	173,653
		335,167
Banks-Super Regional — 0.4%
Capital One Financial Corp.	100	1,224
Fifth Third Bancorp.	3,100	9,052
PNC Financial Services Group, Inc.	3,800	111,302
US Bancorp	5,200	75,972
Wells Fargo & Co.	9,300	132,432
		329,982
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	2,700	138,996
The Coca-Cola Co.	3,600	158,220
		297,216
Beverages-Wine/Spirits — 0.1%
Central European Distribution Corp.†	7,100	76,396
Brewery — 1.7%
Anheuser-Busch InBev NV(20)	39,735	1,097,217
Molson Coors Brewing Co., Class B	6,500	222,820
		1,320,037

Security Description	Shares	Market Value (Note 2)
Cable TV — 0.0%
Comcast Corp., Special Class A	2,500	$32,175
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc.	301	7,465
Casino Hotels — 0.2%
Boyd Gaming Corp.	30,090	112,236
Wynn Resorts, Ltd.†	1,900	37,943
		150,179
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	6,400	173,312
Commercial Services — 0.2%
Team, Inc.†	14,300	167,596
Commercial Services-Finance — 2.7%
Equifax, Inc.	24,200	591,690
Global Payments, Inc.	16,502	551,332
Jackson Hewitt Tax Service, Inc.	15,500	80,910
The Western Union Co.	47,400	595,818
TNS, Inc.†	30,300	247,854
		2,067,604
Computer Aided Design — 0.1%
Parametric Technology Corp.†	11,400	113,772
Computer Services — 0.2%
CACI International, Inc., Class A†	4,800	175,152
Computers — 9.6%
Apple, Inc.†	43,645	4,587,962
Hewlett-Packard Co.	5,700	182,742
International Business Machines Corp.	1,400	135,646
Research In Motion, Ltd.†	60,780	2,617,795
		7,524,145
Computers-Integrated Systems — 0.2%
Diebold, Inc.	5,600	119,560
Consulting Services — 0.4%
CRA International, Inc.†	13,200	249,216
Huron Consulting Group, Inc.†	1,300	55,159
		304,375
Consumer Products-Misc. — 0.2%
Tupperware Brands Corp.	7,400	125,726
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,400	82,572
Procter & Gamble Co.	3,000	141,270
		223,842
Cruise Lines — 0.1%
Carnival Corp.	4,300	92,880
Royal Caribbean Cruises, Ltd.	1,200	9,612
		102,492
Data Processing/Management — 0.6%
Fiserv, Inc.†	13,100	477,626
Dialysis Centers — 0.4%
DaVita, Inc.†	6,200	272,490
Diversified Banking Institutions — 2.7%
Bank of America Corp.	4,100	27,962
JPMorgan Chase & Co.	43,385	1,153,173

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Morgan Stanley	2,900	$66,033
The Goldman Sachs Group, Inc.	8,255	875,195
		2,122,363
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	2,600	72,436
Diversified Minerals — 0.7%
Cia Vale do Rio Doce ADR	42,975	571,568
E-Commerce/Services — 0.3%
IAC/InterActive Corp.†	14,800	225,404
Electric Products-Misc. — 0.0%
Emerson Electric Co.	800	22,864
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,400	43,386
FPL Group, Inc.	900	45,657
PG&E Corp.	700	26,754
Progress Energy, Inc.	1,700	61,642
		177,439
Electronic Components-Semiconductors — 0.3%
Intel Corp.	11,000	165,550
Texas Instruments, Inc.	2,500	41,275
		206,825
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,800	81,282
Engineering/R&D Services — 1.9%
ABB, Ltd.†(20)	108,860	1,518,866
Enterprise Software/Service — 2.7%
Lawson Software, Inc.†	17,000	72,250
Mantech International Corp., Class A†	3,418	143,214
Oracle Corp.	105,635	1,908,825
		2,124,289
Entertainment Software — 0.8%
Activision Blizzard, Inc.†	20,800	217,568
Electronic Arts, Inc.†	24,410	444,018
		661,586
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	2,400	37,200
Finance-Other Services — 0.9%
CME Group, Inc.	2,865	705,907
Food-Confectionery — 0.4%
The J.M. Smucker Co.	8,500	316,795
Food-Misc. — 0.7%
General Mills, Inc.	400	19,952
Kellogg Co.	800	29,304
Kraft Foods, Inc., Class A	2,300	51,267
The Hain Celestial Group, Inc.†	29,000	412,960
		513,483
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	16,800	258,888
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	800	42,432
Gold Mining — 0.1%
Barrick Gold Corp.	3,300	106,986

Security Description	Shares	Market Value (Note 2)
Hazardous Waste Disposal — 0.5%
Stericycle, Inc.†	8,254	$393,963
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	5,800	94,888
Starwood Hotels & Resorts Worldwide, Inc.	1,000	12,700
		107,588
Human Resources — 0.1%
Emergency Medical Services Corp., Class A†	2,800	87,892
Independent Power Producers — 0.0%
Mirant Corp.†	24	274
Industrial Gases — 0.3%
Praxair, Inc.	3,100	208,599
Instruments-Scientific — 0.2%
FEI Co.†	10,400	160,472
Insurance Brokers — 0.3%
AON Corp.	5,600	228,592
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,400	26,628
Insurance-Multi-line — 0.7%
ACE, Ltd.	8,135	328,654
Hartford Financial Services Group, Inc.	800	6,280
HCC Insurance Holdings, Inc.	3,400	85,646
MetLife, Inc.	4,300	97,911
		518,491
Internet Security — 0.0%
McAfee, Inc.†	200	6,700
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	200	26,008
T. Rowe Price Group, Inc.	3,600	103,896
		129,904
Lasers-System/Components — 0.2%
Coherent, Inc.†	8,100	139,725
Medical Instruments — 0.4%
Conmed Corp.†	18,300	263,703
Medtronic, Inc.	800	23,576
St. Jude Medical, Inc.†	1,000	36,330
		323,609
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	5,900	345,091
Quest Diagnostics, Inc.	900	42,732
		387,823
Medical Products — 0.3%
Baxter International, Inc.	1,500	76,830
Johnson & Johnson	2,500	131,500
		208,330
Medical-Biomedical/Gene — 6.0%
Amgen, Inc.†	1,400	69,328
Celgene Corp.†	32,450	1,440,780
Emergent Biosolutions, Inc.†	11,900	160,769
Genzyme Corp.†	1,400	83,146

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc.†	62,960	$2,916,307
Vertex Pharmaceuticals, Inc.†	1,800	51,714
		4,722,044
Medical-Drugs — 1.2%
Abbott Laboratories	2,900	138,330
Merck & Co., Inc.	2,800	74,900
Pfizer, Inc.	3,600	49,032
Roche Holding AG(20)	4,501	617,962
Schering-Plough Corp.	2,400	56,520
		936,744
Medical-Generic Drugs — 0.7%
Perrigo Co.	22,700	563,641
Medical-HMO — 0.6%
UnitedHealth Group, Inc.	21,390	447,693
Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc.†	14,900	125,756
Medical-Outpatient/Home Medical — 0.7%
Air Methods Corp.†	15,061	254,682
Amsurg Corp.†	14,300	226,655
Lincare Holdings, Inc.†	4,500	98,100
		579,437
Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	16,190	969,781
RBC Bearings, Inc.†	12,700	194,056
		1,163,837
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	15,320
Multimedia — 0.6%
News Corp., Class A	56,160	371,779
The Walt Disney Co.	2,400	43,584
Time Warner, Inc.	1,200	23,160
		438,523
Networking Products — 0.2%
Cisco Systems, Inc.†	9,700	162,669
Oil Companies-Exploration & Production — 0.8%
Apache Corp.	1,700	108,953
Comstock Resources, Inc.†	1,900	56,620
Devon Energy Corp.	1,000	44,690
EOG Resources, Inc.	600	32,856
McMoRan Exploration Co.†	17,000	79,900
Occidental Petroleum Corp.	1,200	66,780
Southwestern Energy Co.†	600	17,814
W&T Offshore, Inc.	31,100	191,265
XTO Energy, Inc.	1,575	48,227
		647,105
Oil Companies-Integrated — 1.8%
Chevron Corp.	2,500	168,100
ConocoPhillips	1,500	58,740
Exxon Mobil Corp.	5,700	388,170
Hess Corp.	3,200	173,440
Marathon Oil Corp.	500	13,145
Petroleo Brasileiro SA ADR	18,965	577,864

Security Description	Shares	Market Value (Note 2)
Oil Companies-Integrated (continued)
Suncor Energy, Inc.	1,781	$39,556
		1,419,015
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,800	32,220
Oil-Field Services — 0.3%
Schlumberger, Ltd.	3,600	146,232
Smith International, Inc.	2,100	45,108
Weatherford International, Ltd.†	4,800	53,136
		244,476
Optical Supplies — 0.9%
Alcon, Inc.	7,355	668,643
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,600	120,042
Medco Health Solutions, Inc.†	300	12,402
		132,444
Physical Therapy/Rehabilitation Centers — 0.6%
Psychiatric Solutions, Inc.†	32,100	504,933
Physicians Practice Management — 0.3%
Mednax, Inc.†	7,700	226,919
Private Corrections — 0.2%
The Geo Group, Inc.†	10,100	133,825
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	2,300	56,925
Retail-Building Products — 0.1%
Home Depot, Inc.	3,100	73,036
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	4,700	178,412
Retail-Discount — 0.6%
Target Corp.	4,600	158,194
Wal-Mart Stores, Inc.	5,200	270,920
		429,114
Retail-Drug Store — 2.5%
CVS Caremark Corp.	70,360	1,934,196
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,300	66,231
Retail-Regional Department Stores — 0.7%
Kohl's Corp.†	11,965	506,359
Macy's, Inc.	1,400	12,460
		518,819
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,200	41,112
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	5,900	84,193
Semiconductor Components-Integrated Circuits — 0.4%
Emulex Corp.†	35,800	180,074
Integrated Device Technology, Inc.†	21,800	99,190
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,300	20,585
		299,849
Semiconductor Equipment — 0.1%
Verigy, Ltd.†	9,500	78,375
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC(20)	9,245	347,936

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	30,130	$399,825
Telecom Services — 0.8%
Amdocs, Ltd.†	16,500	305,580
TW Telecom, Inc.†	36,705	321,169
		626,749
Telecommunication Equipment — 0.5%
ADC Telecommunications, Inc.†	16,800	73,752
Comtech Telecommunications Corp.†	14,061	348,291
		422,043
Telephone-Integrated — 0.5%
AT&T, Inc.	11,997	302,324
Verizon Communications, Inc.	2,000	60,400
		362,724
Tobacco — 0.2%
Altria Group, Inc.	3,200	51,264
Philip Morris International, Inc.	2,100	74,718
		125,982
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	500	30,075
Union Pacific Corp.	800	32,888
		62,963
Transport-Services — 1.1%
Hub Group, Inc., Class A†	14,700	249,900
United Parcel Service, Inc., Class B	11,585	570,214
		820,114
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A†	3,035	87,620
Web Portals/ISP — 1.4%
Google, Inc., Class A†	3,135	1,091,168
Yahoo!, Inc.†	3,000	38,430
		1,129,598
Wireless Equipment — 0.8%
Crown Castle International Corp.†	21,075	430,141
Nokia Ojy ADR	3,500	40,845
QUALCOMM, Inc.	4,100	159,531
		630,517
Total Common Stock (cost $59,414,167)		52,708,540
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	1,600	13,200
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	9,094
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	536	10,393
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	300	138

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	1,600	$19,600
Total Preferred Stock (cost $112,379)		52,425
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$100,000	87,880
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	11,059	10,562
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	59,772	58,758
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	11,540	11,358
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	55,810	54,138
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	55,000	44,616
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	25,000	19,219
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	20,000	9,122
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	75,000	54,668
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.56% due 04/15/12(1)	6,894	6,596
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.57% due 07/15/11(1)	7,032	6,802
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.57% due 12/15/12(1)	92,866	84,601
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.59% due 05/15/13(1)	40,000	29,287
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.60% due 10/15/12(1)	20,768	18,664
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	24,927	22,346
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	13,789	13,543
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.46% due 07/25/37(4)(5)	47,433	43,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.30% due 12/10/49(3)(4)	$31,000	$14,043
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(3)(4)	70,000	56,245
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	50,000	45,542
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	41,309	38,041
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	50,000	38,201
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	40,308	31,305
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 02/15/39(3)(4)	150,000	121,614
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	50,000	40,668
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	50,000	40,513
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.82% due 03/06/20*(1)(3)(6)	45,000	24,750
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	150,000	123,040
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.22% due 04/25/35(4)(5)	37,739	21,211
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.99% due 03/25/37(4)(5)	25,072	12,651
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	34,879	34,078
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(1)(5)	52,448	21,578
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	149,639	145,500
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	72,000	29,269
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	10,000	6,454

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	$65,000	$49,442
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(3)(4)	160,000	120,705
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	150,000	72,101
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.80% due 02/12/51(3)(4)	68,000	16,320
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	29,000	28,797
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	150,000	141,680
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	55,000	39,277
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(3)(4)	100,000	75,777
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	90,000	88,647
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.44% due 12/25/34(4)(5)	58,495	42,594
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	175,000	133,912
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)(4)	150,000	134,150
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	155,000	123,553
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(3)(4)	100,000	77,625
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	42,415	42,382
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	45,000	44,519
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	57,942	34,296
MortgageIT Trust, Series 2005-4, Class A1 0.80% due 10/25/35(1)(5)	132,259	45,948

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	$50,000	$30,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	200,000	209,340
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	117,520	85,924
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.21% due 10/15/12(1)	88,929	63,141
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.57% due 10/25/43(4)(5)	79,172	68,816
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	90,328	64,976
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	14,452	14,045
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	200,000	200,875
Wells Fargo Mtg. Backed Securities Trust Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	122,548	85,398
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	146,257	117,564
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	32,772	20,571
Total Asset Backed Securities (cost $4,642,132)		3,692,488
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(11) (cost $5,000)	5,000	1,000
CORPORATE BONDS & NOTES — 7.7%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 6.88% due 03/15/39	10,000	10,006
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	4,000	680
		10,686
Aerospace/Defense-Equipment — 0.0%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	5,000	4,850

Security Description	Principal Amount(19)	Market Value (Note 2)
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 5.50% due 08/15/25	$4,000	$3,753
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,600
		8,353
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	55,000	54,801
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	32,492	28,593
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	7,000
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	810
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	10,820	8,548
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	20,000	10,500
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	7,989	5,352
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	52,294	47,234
		108,037
Banks-Commercial — 0.1%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	2,000	1,952
KeyBank NA Sub. Notes 5.45% due 03/03/16	12,000	10,071
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,646
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	16,000	14,450
Sovereign Bank Sub. Notes 3.35% due 06/20/13(1)	11,000	8,282

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	$10,000	$8,755
Sovereign Bank Sub. Notes 8.75% due 05/30/18	5,000	4,025
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	9,000	7,316
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	14,336
		72,833
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/67(1)	10,000	3,924
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	45,000	45,185
		49,109
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(1)	10,000	3,971
Banks-Super Regional — 0.3%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	10,000	6,330
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	65,000	54,231
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	17,000	15,936
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(9)	10,000	2,768
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	2,000	1,679
Wachovia Corp. Notes 5.75% due 02/01/18	90,000	79,729
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	90,000	82,117
		242,790
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	10,000	10,080
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	9,000	9,129

Security Description	Principal Amount(19)	Market Value (Note 2)
Beverages-Non-alcoholic (continued)
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	$10,000	$10,106
		29,315
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	50,000	49,855
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	10,000	9,812
		59,667
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	1,000	435
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(6)(13)	2,973	773
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	31,012
		32,220
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	11,775
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	25,000	24,250
		36,025
Cable/Satellite TV — 0.4%
CCH I LLC/CCH I Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(10)(12)	1,000	100
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(10)(12)	2,000	1,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(10)(12)	2,000	1,670
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(12)	17,000	14,960
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	50,000	53,471
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	21,000	20,147
Comcast Corp. Bonds 6.40% due 05/15/38	85,000	74,165

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	$30,000	$26,983
COX Communications, Inc. Notes 5.88% due 12/01/16*	10,000	8,868
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	3,000	2,423
COX Communications, Inc. Bonds 8.38% due 03/01/39*	20,000	18,765
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	5,000	4,830
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	45,179
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	7,000	7,193
		280,554
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	15,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	3,050
		18,050
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	5,000	2,675
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	10,000	2,600
		5,275
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	5,000	5,000
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	74,795
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	7,215
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	41,000	41,034
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	40,000	45,693
		173,737

Security Description	Principal Amount(19)	Market Value (Note 2)
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	$5,000	$4,928
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	30,000	25,727
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	4,100
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	10,000	1,875
		31,702
Commercial Services-Finance — 0.1%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	75,000	65,415
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	2,900
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	25,000	27,163
		30,063
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	7,000	7,408
The Procter & Gamble Co. Notes 4.70% due 02/15/19	10,000	10,087
		17,495
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	2,775
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(1)	5,000	2,350
Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 5.13% due 11/15/14	6,000	5,126
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	50,000	33,391
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	46,178
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	6,560

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	$2,000	$1,248
Citigroup, Inc. Senior Notes 1.34% due 05/08/11(1)	10,000	8,075
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	70,000	62,392
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	13,000	11,421
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	20,000	12,564
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	11,636
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	14,984
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	35,000	30,210
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	11,000	5,911
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	18,378
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	11,000	7,817
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	14,000	11,388
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	70,000	61,928
Morgan Stanley Sub. Notes 4.75% due 04/01/14	55,000	44,967
Morgan Stanley Senior Notes 5.45% due 01/09/17	6,000	5,250
Morgan Stanley Senior Notes 6.00% due 04/28/15	15,000	14,162
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	10,000	9,011
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	5,000	4,825
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	9,078

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	$8,000	$6,663
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	80,000	54,107
		497,270
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	18,000	16,247
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	45,000	8,916
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	8,571
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	55,000	44,858
		78,592
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	19,000	17,571
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	3,000	3,000
		20,571
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	17,116
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	8,575
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	14,775
		40,466
Electric-Integrated — 0.6%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	5,000	5,132
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	5,000	5,020
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	23,986
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	20,922
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	5,000	5,252

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	$50,000	$47,372
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	20,000	11,300
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	5,000	4,898
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	8,000	7,376
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	20,128	17,617
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,700
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,210
Nevada Power Co. Notes 7.13% due 03/15/19	10,000	9,818
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	70,000	68,785
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	10,000	9,987
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	15,000	14,189
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,465
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	8,000	7,808
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	18,000	15,194
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/38	5,000	4,952
Southern California Edison Co. 1st Mtg. Bonds 6.05% due 03/15/39	10,000	9,972
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	20,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	5,000	2,500

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series B 10.25% due 11/01/15	$10,000	$5,000
Union Electric Co. Sec. Notes 6.40% due 06/15/17	60,000	57,645
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	5,000	4,763
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	60,000	73,353
		457,216
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	75,622
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,025
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	13,171
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(1)(10)(12)	5,000	1,125
		18,321
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,712
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	10,000	8,969
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	7,557
		16,526
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	11,000	6,370
CIT Group, Inc. Notes 5.85% due 09/15/16	13,000	7,353
CIT Group, Inc. Sub. Notes 2.00% due 12/18/18*	34,000	19,744
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	12,218
		45,685

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	$20,000	$14,431
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	11,000	10,090
		24,521
Finance-Investment Banker/Broker — 0.6%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	48,312
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(9)(10)(12)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(12)	7,000	893
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(12)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(12)	10,000	1
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(12)	9,000	1,148
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	20,494
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	5,000	3,788
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	8,000	4,737
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	110,000	54,671
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	4,936
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	101,517
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(1)	48,000	30,255
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	39,581
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	55,000	56,010
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	55,000	52,937

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	$50,000	$34,472
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	27,800
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	9,484
		491,038
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,243
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	11,000	9,553
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	5,000	4,449
		23,245
Food-Misc. — 0.0%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	7,000	7,126
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	9,000	8,837
		15,963
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Bonds 6.63% due 03/17/39	5,000	5,003
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	1,300
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	60,559
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	1,000	10
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	13,950
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,750
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	2,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	$70,000	$49,065
		61,065
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	7,800
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	13,000	5,868
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	12,000	11,589
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	16,015
		41,272
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	6,000	3,397
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(1)	40,000	12,815
MetLife, Inc. Notes 7.72% due 02/15/19	50,000	44,833
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	15,531
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	21,813
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	48,619
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	20,000	11,720
		158,728
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	10,000	4,900
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	40,874
		45,774
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	54,299
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	14,917

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(1)	$70,000	$35,000
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	44,721
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	22,828
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	48,985
		220,750
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	19,000	16,820
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	12,076
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	65,000	55,764
		67,840
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	38,754
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	10,000	10,235
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	59,000	60,727
		109,716
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(11)	10,000	8,450
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	10,000	8,900
		17,350
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	31,000	29,801
Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	4,000	4,109
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	50,000	53,286
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	10,000	10,724
		68,119

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	$5,000	$3,687
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	3,000	3,009
		6,696
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	10,000	9,450
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	18,750
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	20,000	18,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	5,000	4,700
		51,100
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	37,837
McKesson Corp. Senior Notes 6.50% due 02/15/14	5,000	5,172
		43,009
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	15,000	14,985
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	12,000	8,080
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(1)(11)	5,000	1,550
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	15,000	13,403
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	50,000	46,654
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	8,332
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	35,000	33,897

Security Description	Principal Amount(19)	Market Value (Note 2)
Multimedia (continued)
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	$16,000	$15,136
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	59,095
Viacom, Inc. Senior Notes 6.13% due 10/05/17	20,000	17,018
Viacom, Inc. Senior Notes 6.25% due 04/30/16	20,000	17,559
		211,094
Networking Products — 0.0%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	5,000	4,594
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	4,000	4,028
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	2,000	2,040
		6,068
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	51,964
Xerox Corp. Senior Notes 6.35% due 05/15/18	5,000	3,725
		55,689
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	27,450
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	7,000	5,364
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	10,050
		42,864
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/33	10,000	8,584
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	24,000	22,766
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	5,000	5,162
		27,928

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	$5,000	$3,520
Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,675
International Paper Co. Senior Notes 7.40% due 06/15/14	20,000	16,499
		21,174
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	10,000	9,200
Pipelines — 0.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	21,125
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	5,000	4,957
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	7,575
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	71,644
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	5,000	3,418
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	13,875
		122,594
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	60,000	46,877
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	5,000	350
Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	36,648
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	60,000	45,782
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	50,000	37,637
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	29,624

Security Description	Principal Amount(19)	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 8.50% due 08/01/10	$60,000	$57,566
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	7,097
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	34,514
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	32,661
Simon Property Group LP Senior Notes 10.35% due 04/01/19	3,000	2,916
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	56,631
		341,076
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	78,953
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	100,000	60,667
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	21,888
		82,555
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(10)(11)(12)	10,000	7
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	50,000	29,103
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	2,725
		31,828
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	750
Retail-Drug Store — 0.0%
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	34,192	26,068
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	6,000	5,815

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	$5,000	$3,900
		9,715
Savings & Loans/Thrifts — 0.0%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	28,000	27,955
Schools — 0.0%
Johns Hopkins University Notes 5.25% due 07/01/19	5,000	4,949
Princeton University Notes 5.70% due 03/01/39	7,000	6,992
		11,941
Special Purpose Entities — 0.0%
BankBoston Capital Trust III Company Guar. Notes 2.07% due 06/15/27(1)	5,000	2,501
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	1,088
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(1)(9)	26,000	8,190
		11,779
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	20,000	15,716
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	6,101
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	5,000	2,588
United States Steel Corp. Senior Notes 7.00% due 02/01/18	7,000	4,777
		29,182
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	23,674
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	570
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	9,100
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	50,943
		84,287

Security Description	Principal Amount(19)	Market Value (Note 2)
Telephone-Integrated — 0.3%
AT&T Corp. Company Guar. Notes 7.30% due 11/15/11	$14,000	$15,043
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	30,101
AT&T, Inc. Senior Notes 5.63% due 06/15/16	5,000	5,011
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	57,077
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	5,000	4,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	5,000	3,350
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	5,000	4,940
Verizon Communications, Inc. Notes 6.40% due 02/15/38	50,000	45,328
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	25,000	24,179
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	5,000	4,891
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	4,850
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	80,000	47,564
		246,834
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,000	370
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	40,048
Paxson Communications Corp. Senior Notes 4.34% due 01/15/12*(1)(21)(22)	10,000	1,700
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(1)(11)(21)(22)	10,836	97
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(12)	5,000	1
		42,216
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	20,000	21,384

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	$45,000	$48,982
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	20,000	20,218
Philip Morris International, Inc. Notes 6.38% due 05/16/38	25,000	24,408
		114,992
Tools-Hand Held — 0.0%
Black & Decker Corp. Notes 8.95% due 04/15/14	5,000	4,940
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	5,000	756
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,856
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/16	49,511	33,172
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,804	2,384
		37,412
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	2,000	2,105
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	9,090
CSX Corp. Senior Notes 6.25% due 03/15/18	6,000	5,169
		14,259
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	9,244
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	3,000	3,007
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	2,000	2,013
		14,264
Total Corporate Bonds & Notes (cost $7,068,932)		5,972,636

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	$51,090	$54,951
Banks-Commercial — 0.1%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(9)	20,000	6,708
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.06% due 12/30/09(1)(9)	15,000	9,150
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	1,502
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	85,033
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(9)	10,000	1,800
		104,193
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	96,110
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	50,000	54,500
SABMiller PLC Company Guar. Notes 6.50% due 07/01/16*	50,000	47,308
SABMiller PLC Notes 6.50% due 07/15/18*	7,000	6,519
		108,327
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	5,613
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	7,325
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.50% due 04/01/14	5,000	5,034
Diversified Operations — 0.0%
EnCana Holdings Finance Corp. Company Guar. Notes 5.80% due 05/01/14	8,000	7,869

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.1%
Electricite de France Notes 6.50% due 01/26/19*	$59,000	$60,778
Electricite de France Notes 6.95% due 01/26/39*	10,000	9,912
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	11,290
		81,980
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	16,000	15,466
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 2.57% due 07/15/14(1)(9)	22,000	5,302
AXA SA Sub. Notes 8.60% due 12/15/30	60,000	42,310
XL Capital Finance Europe PLC Company Guar. Notes 6.50% due 01/15/12	8,000	5,822
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	9,174
		62,608
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	10,000	5,981
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	2,850
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	8,400
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	11,000	11,169
		19,569
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	24,536
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 5.88% due 03/10/35	9,000	5,955
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	10,000	4,375
		10,330

Security Description	Principal Amount(19)	Market Value (Note 2)
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	$5,000	$5,070
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	6,000	6,318
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	2,000	1,512
		12,900
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)	5,000	4,150
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	10,000	9,425
		13,575
Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP 8.00% due 06/30/11(9)	26,000	3,119
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	102,887
		106,006
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000	18,086
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	5,000	5,022
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	50,000	52,229
France Telecom SA Bonds 7.75% due 03/01/11	40,000	42,840
France Telecom SA Notes 8.50% due 03/01/31	20,000	25,216
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	15,000	12,951
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	78,560
		216,818
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	34,085

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*		$22,000	$10,526
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		30,000	29,984
Total Foreign Corporate Bonds & Notes (cost $1,199,759)			1,054,722
FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $247,177)	BRL	650,000	255,529
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 3.56% due 12/16/13(14)(15) (cost $63,538)		$63,538	30,613
U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 3.7%
4.50% due 01/01/39		33,683	34,423
4.50% due April TBA		209,000	213,311
5.00% due 03/01/19		9,203	9,598
5.00% due 07/01/21		339,798	353,525
5.00% due 06/01/34		66,878	69,191
5.00% due 07/01/35		21,635	22,369
5.00% due 10/01/35		109,887	113,618
5.00% due 12/01/35		505,352	522,511
5.00% due 01/01/37		18,021	18,613
5.00% due 03/01/38		43,420	44,831
5.00% due 05/01/38		690,776	713,221
5.50% due 07/01/34		41,647	43,347
5.50% due 09/01/37		64,340	66,833
5.50% due 01/01/38		67,602	70,225
5.50% due 07/01/38		37,311	38,756
5.80% due 01/01/37(1)		55,508	57,673
5.95% due 10/01/36(1)		93,579	97,426
6.00% due 12/01/33		58,619	61,599
6.00% due 08/01/36		57,944	60,654
6.50% due 05/01/16		2,774	2,915
6.50% due 05/01/29		4,575	4,868
6.50% due 03/01/36		28,302	29,872
6.50% due 05/01/36		1,022	1,079
6.50% due 11/01/37		49,241	51,971
7.00% due 04/01/32		8,170	8,779
7.50% due 08/01/23		714	775
7.50% due 04/01/28		3,634	3,963
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)		29,895	29,970
Series 2586, Class NK 3.50% due 08/15/16(5)		12,028	12,120

Security Description	Principal Amount(19)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3102, Class PG 5.00% due 11/15/28(5)	$40,000	$41,573
Series 3317, Class PD 5.00% due 09/15/31(5)	55,000	57,433
Series 3349, Class HB 5.50% due 06/15/31(5)	52,000	54,389
Series 1577, Class PK 6.50% due 09/15/23(5)	20,000	21,488
Series 1226, Class Z 7.75% due 03/15/22(5)	1,711	1,823
		2,934,742
Federal National Mtg. Assoc. — 5.9%
4.50% due 11/01/22	118,556	122,493
4.50% due 01/01/39	29,734	30,422
4.50% due April TBA	500,000	510,937
4.56% due 01/01/15	203,120	210,199
4.85% due 11/01/15	214,320	223,525
5.00% due 03/15/16	11,000	12,207
5.00% due 06/01/19	4,541	4,734
5.00% due 05/01/35	6,598	6,823
5.00% due 09/01/35	136,761	141,430
5.00% due 10/01/35	500,428	517,513
5.00% due 07/01/37	58,127	60,045
5.50% due 03/01/18	9,919	10,402
5.50% due 07/01/19	18,883	19,779
5.50% due 11/01/20	22,205	23,216
5.50% due 04/01/21	397,570	415,179
5.50% due 08/01/21	408,773	426,878
5.50% due 11/01/22	38,935	40,639
5.50% due 06/01/34	28,903	30,089
5.50% due 06/01/35	665,546	692,220
5.50% due 02/01/36(1)	32,250	33,300
5.50% due 06/01/36	462,138	481,815
5.50% due 08/01/36	69,489	72,208
5.50% due 11/01/36	14,676	15,251
5.92% due 10/01/11	49,168	51,912
6.00% due 06/01/17	17,454	18,378
6.00% due 12/01/33	50,389	52,903
6.00% due 05/01/34	3,409	3,575
6.00% due 06/01/35	5,100	5,339
6.19% due 07/01/11	12,414	13,092
6.50% due 08/01/17	34,290	35,960
6.50% due 09/01/32	44,877	47,632
6.50% due 04/01/34	18,148	19,206
6.50% due 10/01/37	6,156	6,492
7.00% due 06/01/37	167,266	178,138
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	54,000	56,144
		4,590,075
Government National Mtg. Assoc. — 1.7%
4.50% due April TBA	1,090,000	1,114,865
6.00% due 11/15/31	131,597	138,541
7.00% due 05/15/33	27,140	28,892
7.50% due 01/15/32	9,698	10,434
8.00% due 01/15/31	1,433	1,553
8.50% due 11/15/17	1,280	1,379
9.00% due 11/15/21	498	539

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(5)	$550	$605
Series 2005-74 Class HC 7.50% due 09/16/35(5)	6,607	7,265
		1,304,073
Total U.S. Government Agencies (cost $8,489,166)		8,828,890
U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.1%
4.38% due 02/15/38	56,000	63,613
4.50% due 05/15/38	12,000	14,010
5.25% due 11/15/28	18,000	22,140
8.13% due 08/15/19	4,000	5,800
		105,563
United States Treasury Notes — 0.8%
1.50% due 10/31/10	150,000	151,787
2.75% due 02/15/19	15,000	15,087
3.38% due 09/15/09(16)	350,000	354,758
3.75% due 11/15/18	80,000	87,206
		608,838
Total U.S. Government Treasuries (cost $720,145)		714,401
Total Long-Term Investment Securities (cost $81,962,395)		73,311,244
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(1)	8,000	7,845
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	300,000	300,000
Total Short-Term Investment Securities (cost $307,845)		307,845
REPURCHASE AGREEMENTS — 8.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $317,000 and collateralized by $325,000 of United States Treasury Bills, bearing interest at 0.14% due 05/21/09 and having an approximate value of $324,935	317,000	317,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $429,000 and collateralized by $420,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $439,992	429,000	429,000

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Banc of America Securities Joint Repurchase Agreement(17)	$1,230,000	$1,230,000
State Street Bank & Trust Co. Joint Repurchase Agreement(17)	3,000,000	3,000,000
UBS Securities LLC Joint Repurchase Agreement(17)	1,433,000	1,433,000
Total Repurchase Agreements (cost $6,409,000)		6,409,000
TOTAL INVESTMENTS (cost $88,679,240)(18)	102.5%	80,028,089
Liabilities in excess of other assets	(2.5)	(1,946,025)
NET ASSETS	100.0%	$78,082,064

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $1,366,664 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security; At March 31, 2009, the aggregate value of these securities was $1,000 representing 0.0% of net assets.

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,000	$20.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$1,000		0.00%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  Bond in default

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Company has filed Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(21)  Bond is in default of interest subsequent to March 31, 2009.

(22)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
9	Long	Euro-Bund	June 2009	$1,475,997	$1,486,851	$10,854
7	Long	U.S. Treasury 2 YR Notes	June 2009	1,513,986	1,525,234	11,248
31	Long	U.S. Treasury 5 YR Notes	June 2009	3,619,125	3,681,734	62,609
31	Short	U.S. Treasury 10 YR Notes	June 2009	3,755,872	3,846,422	(90,550)
4	Long	U.S. Treasury Long Bonds	June 2009	511,655	518,813	7,158
						$1,319

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	AUD	260,000	USD	163,020	06/17/09	$(16,875)
	BRL	584,000	USD	239,686	06/17/09	(7,470)
*	CZK	5,270,000	USD	241,523	06/17/09	(13,879)
	SGD	125,000	USD	81,961	06/17/09	(153)
*	USD	128,021	CZK	2,631,000	06/17/09	(514)
Net Unrealized Appreciation (Depreciation)						$(38,891)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

BRL — Brazilian Real

CZK — Czech Koruna

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Repurchase Agreements	9.9%
Diversified Financial Services	7.9
Federal National Mtg. Assoc.	7.3
Computers	6.5
Federal Home Loan Mtg. Corp.	5.9
Government National Mtg. Assoc.	4.6
Medical-Biomedical/Gene	4.2
Diversified Banking Institutions	3.1
Commercial Services-Finance	2.5
Enterprise Software/Service	1.9
Retail-Drug Store	1.7
Brewery	1.6
Oil Companies-Integrated	1.5
Agricultural Chemicals	1.4
Engineering/R&D Services	1.3
Telephone-Integrated	1.3
Networking Products	1.3
United States Treasury Notes	1.3
Electric-Integrated	1.2
Agricultural Operations	1.1
Medical-Drugs	1.0
Metal Processors & Fabrication	1.0
Finance-Investment Banker/Broker	1.0
Web Portals/ISP	1.0
Banks-Super Regional	1.0
Insurance-Multi-line	1.0
Real Estate Investment Trusts	0.9
Transport-Services	0.8
Multimedia	0.8
Oil Companies-Exploration & Production	0.8
Telecom Services	0.8
Wireless Equipment	0.7
Entertainment Software	0.7
Medical-Outpatient/Home Medical	0.7
Medical Labs & Testing Services	0.6
Medical-Generic Drugs	0.6
Food-Misc.	0.6
Banks-Commercial	0.6
Sovereign	0.6
Finance-Other Services	0.6
Physical Therapy/Rehabilitation Centers	0.6
Optical Supplies	0.6
Data Processing/Management	0.5
Cellular Telecom	0.5
Retail-Regional Department Stores	0.5
Banks-Fiduciary	0.5
Diversified Minerals	0.5
Retail-Discount	0.5
Cable/Satellite TV	0.5
Telecommunication Equipment	0.5
Insurance-Property/Casualty	0.5
Tobacco	0.5
Hazardous Waste Disposal	0.4
Aerospace/Defense-Equipment	0.4
Medical-HMO	0.4
Beverages-Non-alcoholic	0.4
Insurance Brokers	0.4
Medical Instruments	0.4
Telecom Equipment-Fiber Optics	0.4
Food-Confectionery	0.4

Consulting Services	0.3%
Semiconductor Components-Integrated Circuits	0.3
U.S. Government Agencies	0.3
Soap & Cleaning Preparation	0.3
Dialysis Centers	0.3
Food-Wholesale/Distribution	0.3
Oil-Field Services	0.3
Investment Management/Advisor Services	0.3
Special Purpose Entities	0.3
Cosmetics & Toiletries	0.3
Physicians Practice Management	0.3
Computer Services	0.3
Medical Products	0.3
E-Commerce/Services	0.3
Apparel Manufacturers	0.3
Industrial Gases	0.2
Electronic Components-Semiconductors	0.2
Applications Software	0.2
Casino Hotels	0.2
Pipelines	0.2
Airlines	0.2
Aerospace/Defense	0.2
Retail-Consumer Electronics	0.2
Real Estate Operations & Development	0.2
Commercial Services	0.2
Instruments-Scientific	0.2
Real Estate Management/Services	0.2
Lasers-System/Components	0.2
Private Corrections	0.2
Pharmacy Services	0.2
Electric-Transmission	0.2
Electric-Generation	0.2
Insurance-Mutual	0.1
Consumer Products-Misc.	0.1
Banks-Money Center	0.1
Medical-Nursing Homes	0.1
Computers-Integrated Systems	0.1
Gas-Distribution	0.1
Computer Aided Design	0.1
Hotels/Motels	0.1
Gold Mining	0.1
Cruise Lines	0.1
Medical-Wholesale Drug Distribution	0.1
United States Treasury Bonds	0.1
Office Automation & Equipment	0.1
Property Trust	0.1
Human Resources	0.1
Airport Development/Maintenance	0.1
Retail-Sporting Goods	0.1
Finance-Auto Loans	0.1
Diversified Manufacturing Operations	0.1
Television	0.1
Steel-Producers	0.1
Electronic Forms	0.1
Semiconductor Equipment	0.1
Beverages-Wine/Spirits	0.1
Transport-Rail	0.1
Retail-Building Products	0.1
Broadcast Services/Program	0.1
Cable TV	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Building-Residential/Commercial	0.1%
Finance-Commercial	0.1
Retail-Major Department Stores	0.1
Vitamins & Nutrition Products	0.1
Rental Auto/Equipment	0.1
Insurance-Life/Health	0.1
Oil Refining & Marketing	0.1
Chemicals-Specialty	0.1
Retail-Restaurants	0.1
Retail-Bedding	0.1
Footwear & Related Apparel	0.1
Medical-Hospitals	0.1
Metal-Diversified	0.1
Finance-Credit Card	0.1
104.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 52.6%
Aerospace/Defense — 0.2%
Boeing Co.	2,300	$81,834
Lockheed Martin Corp.	2,300	158,769
Raytheon Co.	1,000	38,940
		279,543
Aerospace/Defense-Equipment — 0.4%
Orbital Sciences Corp.†	36,100	429,229
United Technologies Corp.	4,800	206,304
		635,533
Agricultural Chemicals — 1.4%
Monsanto Co.	24,660	2,049,246
Potash Corp. of Saskatchewan, Inc.	800	64,648
Syngenta AG(20)	89	17,892
		2,131,786
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	10,700	297,246
Bunge, Ltd.	20,700	1,172,655
		1,469,901
Apparel Manufacturers — 0.3%
Coach, Inc.†	18,600	310,620
Polo Ralph Lauren Corp.	1,700	71,825
		382,445
Applications Software — 0.2%
Citrix Systems, Inc.†	2,900	65,656
Microsoft Corp.	15,600	286,572
		352,228
Banks-Commercial — 0.1%
BB&T Corp.	1,900	32,148
SVB Financial Group†	3,700	74,037
		106,185
Banks-Fiduciary — 0.4%
Northern Trust Corp.	4,600	275,172
The Bank of New York Mellon Corp.	10,601	299,478
		574,650
Banks-Super Regional — 0.4%
Capital One Financial Corp.	200	2,448
Fifth Third Bancorp.	5,400	15,768
PNC Financial Services Group, Inc.	6,700	196,243
US Bancorp	8,600	125,646
Wells Fargo & Co.	16,100	229,264
		569,369
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	4,700	241,956
The Coca-Cola Co.	6,200	272,490
		514,446
Beverages-Wine/Spirits — 0.1%
Central European Distribution Corp.†	12,300	132,348
Brewery — 1.2%
Anheuser-Busch InBev NV(20)	51,435	1,420,294

Security Description	Shares	Market Value (Note 2)
Brewery (continued)
Molson Coors Brewing Co., Class B	11,200	$383,936
		1,804,230
Cable TV — 0.0%
Comcast Corp., Special Class A	4,000	51,480
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc.	527	13,070
Casino Hotels — 0.1%
Boyd Gaming Corp.	37,030	138,122
Wynn Resorts, Ltd.†	3,300	65,901
		204,023
Cellular Telecom — 0.1%
America Movil SAB de CV, Series L ADR	8,300	224,764
Commercial Services — 0.2%
Team, Inc.†	24,500	287,140
Commercial Services-Finance — 2.4%
Equifax, Inc.	41,500	1,014,675
Global Payments, Inc.	28,224	942,964
Jackson Hewitt Tax Service, Inc.	26,600	138,852
The Western Union Co.	81,500	1,024,455
TNS, Inc.†	52,300	427,814
		3,548,760
Computer Aided Design — 0.1%
Parametric Technology Corp.†	19,700	196,606
Computer Services — 0.2%
CACI International, Inc., Class A†	8,200	299,218
Computers — 6.5%
Apple, Inc.†	55,700	5,855,184
Hewlett-Packard Co.	10,000	320,600
International Business Machines Corp.	2,300	222,847
Research In Motion, Ltd.†	78,875	3,397,146
		9,795,777
Computers-Integrated Systems — 0.1%
Diebold, Inc.	9,700	207,095
Consulting Services — 0.3%
CRA International, Inc.†	22,300	421,024
Huron Consulting Group, Inc.†	2,300	97,589
		518,613
Consumer Products-Misc. — 0.1%
Tupperware Brands Corp.	12,800	217,472
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,400	141,552
Procter & Gamble Co.	5,200	244,868
		386,420
Cruise Lines — 0.1%
Carnival Corp.	7,100	153,360
Royal Caribbean Cruises, Ltd.	2,200	17,622
		170,982
Data Processing/Management — 0.5%
Fiserv, Inc.†	22,400	816,704

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Dialysis Centers — 0.3%
DaVita, Inc.†	10,500	$461,475
Diversified Banking Institutions — 2.0%
Bank of America Corp.	6,700	45,694
JPMorgan Chase & Co.	61,290	1,629,088
Morgan Stanley	4,900	111,573
The Goldman Sachs Group, Inc.	11,600	1,229,832
		3,016,187
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	3,700	103,082
Diversified Minerals — 0.5%
Cia Vale do Rio Doce ADR	55,770	741,741
E-Commerce/Services — 0.3%
IAC/InterActive Corp.†	25,400	386,842
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	37,154
Electric-Integrated — 0.2%
Dominion Resources, Inc.	2,300	71,277
FPL Group, Inc.	1,600	81,168
PG&E Corp.	1,300	49,686
Progress Energy, Inc.	2,800	101,528
		303,659
Electronic Components-Semiconductors — 0.2%
Intel Corp.	18,600	279,930
Texas Instruments, Inc.	4,100	67,691
		347,621
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,400	136,896
Engineering/R&D Services — 1.3%
ABB, Ltd.†(20)	144,433	2,015,198
Enterprise Software/Service — 1.9%
Lawson Software, Inc.†	29,200	124,100
Mantech International Corp., Class A†	5,831	244,319
Oracle Corp.	134,435	2,429,240
		2,797,659
Entertainment Software — 0.7%
Activision Blizzard, Inc.†	35,300	369,238
Electronic Arts, Inc.†	34,640	630,102
		999,340
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	4,000	62,000
Finance-Other Services — 0.6%
CME Group, Inc.	3,565	878,380
Food-Confectionery — 0.4%
The J.M. Smucker Co.	14,500	540,415
Food-Misc. — 0.6%
General Mills, Inc.	700	34,916
Kellogg Co.	1,300	47,619
Kraft Foods, Inc., Class A	3,800	84,702
The Hain Celestial Group, Inc.†	49,900	710,576
		877,813

Security Description	Shares	Market Value (Note 2)
Food-Wholesale/Distribution — 0.3%
Spartan Stores, Inc.	28,800	$443,808
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,700	90,168
Gold Mining — 0.1%
Barrick Gold Corp.	5,700	184,794
Hazardous Waste Disposal — 0.4%
Stericycle, Inc.†	14,114	673,661
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	9,900	161,964
Starwood Hotels & Resorts Worldwide, Inc.	1,900	24,130
		186,094
Human Resources — 0.1%
Emergency Medical Services Corp., Class A†	4,800	150,672
Independent Power Producers — 0.0%
Mirant Corp.†	31	353
Industrial Gases — 0.3%
Praxair, Inc.	5,600	376,824
Instruments-Scientific — 0.2%
FEI Co.†	17,800	274,654
Insurance Brokers — 0.3%
AON Corp.	9,500	387,790
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	2,500	47,550
Insurance-Multi-line — 0.5%
ACE, Ltd.	10,885	439,754
Hartford Financial Services Group, Inc.	1,500	11,775
HCC Insurance Holdings, Inc.	6,000	151,140
MetLife, Inc.	7,200	163,944
		766,613
Internet Security — 0.0%
McAfee, Inc.†	400	13,400
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	400	52,016
T. Rowe Price Group, Inc.	6,100	176,046
		228,062
Lasers-System/Components — 0.2%
Coherent, Inc.†	13,900	239,775
Medical Instruments — 0.4%
Conmed Corp.†	31,400	452,474
Medtronic, Inc.	1,500	44,205
St. Jude Medical, Inc.†	1,700	61,761
		558,440
Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	10,000	584,900
Quest Diagnostics, Inc.	1,700	80,716
		665,616

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Products — 0.2%
Baxter International, Inc.	2,400	$122,928
Johnson & Johnson	4,500	236,700
		359,628
Medical-Biomedical/Gene — 4.1%
Amgen, Inc.†	2,400	118,848
Celgene Corp.†	41,520	1,843,488
Emergent Biosolutions, Inc.†	20,300	274,253
Genzyme Corp.†	2,400	142,536
Gilead Sciences, Inc.†	77,865	3,606,707
Vertex Pharmaceuticals, Inc.†	3,000	86,190
		6,072,022
Medical-Drugs — 0.9%
Abbott Laboratories	5,100	243,270
Merck & Co., Inc.	4,800	128,400
Pfizer, Inc.	6,200	84,444
Roche Holding AG(20)	5,875	806,605
Schering-Plough Corp.	4,100	96,555
		1,359,274
Medical-Generic Drugs — 0.6%
Perrigo Co.	39,000	968,370
Medical-HMO — 0.4%
UnitedHealth Group, Inc.	27,910	584,156
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc.†	25,600	216,064
Medical-Outpatient/Home Medical — 0.7%
Air Methods Corp.†	25,788	436,075
Amsurg Corp.†	24,500	388,325
Lincare Holdings, Inc.†	7,800	170,040
		994,440
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	20,370	1,220,163
RBC Bearings, Inc.†	21,900	334,632
		1,554,795
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	28,087
Multimedia — 0.4%
News Corp., Class A	72,805	481,969
The Walt Disney Co.	3,800	69,008
Time Warner, Inc.	2,100	40,530
		591,507
Networking Products — 1.3%
Cisco Systems, Inc.†	115,595	1,938,528
Oil Companies-Exploration & Production — 0.7%
Apache Corp.	2,800	179,452
Comstock Resources, Inc.†	3,200	95,360
Devon Energy Corp.	1,900	84,911
EOG Resources, Inc.	1,100	60,236
McMoRan Exploration Co.†	29,300	137,710
Occidental Petroleum Corp.	2,200	122,430
Southwestern Energy Co.†	1,100	32,659
W&T Offshore, Inc.	53,700	330,255
XTO Energy, Inc.	2,600	79,612
		1,122,625

Security Description	Shares	Market Value (Note 2)
Oil Companies-Integrated — 1.5%
Chevron Corp.	4,300	$289,132
ConocoPhillips	2,700	105,732
Exxon Mobil Corp.	9,900	674,190
Hess Corp.	5,600	303,520
Marathon Oil Corp.	800	21,032
Petroleo Brasileiro SA ADR	25,375	773,176
Suncor Energy, Inc.	3,005	66,741
		2,233,523
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	3,200	57,280
Oil-Field Services — 0.3%
Schlumberger, Ltd.	6,100	247,782
Smith International, Inc.	3,500	75,180
Weatherford International, Ltd.†	8,000	88,560
		411,522
Optical Supplies — 0.6%
Alcon, Inc.	9,240	840,009
Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,600	212,382
Medco Health Solutions, Inc.†	500	20,670
		233,052
Physical Therapy/Rehabilitation Centers — 0.6%
Psychiatric Solutions, Inc.†	55,100	866,723
Physicians Practice Management — 0.3%
Mednax, Inc.†	13,100	386,057
Private Corrections — 0.2%
The Geo Group, Inc.†	17,600	233,200
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,800	94,050
Retail-Building Products — 0.1%
Home Depot, Inc.	5,400	127,224
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	7,700	292,292
Retail-Discount — 0.5%
Target Corp.	7,600	261,364
Wal-Mart Stores, Inc.	8,900	463,690
		725,054
Retail-Drug Store — 1.7%
CVS Caremark Corp.	90,545	2,489,082
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,800	116,406
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	17,490	740,177
Macy's, Inc.	2,700	24,030
		764,207
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	2,200	75,372
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	10,200	145,554
Semiconductor Components-Integrated Circuits — 0.3%
Emulex Corp.†	61,600	309,848
Integrated Device Technology, Inc.†	37,500	170,625

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,900	$34,905
		515,378
Semiconductor Equipment — 0.1%
Verigy, Ltd.†	16,300	134,475
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(20)	12,365	465,357
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	40,926	543,088
Telecom Services — 0.6%
Amdocs, Ltd.†	28,400	525,968
TW Telecom, Inc.†	45,845	401,144
		927,112
Telecommunication Equipment — 0.5%
ADC Telecommunications, Inc.†	29,200	128,188
Comtech Telecommunications Corp.†	23,735	587,916
		716,104
Telephone-Integrated — 0.4%
AT&T, Inc.	20,507	516,777
Verizon Communications, Inc.	3,300	99,660
		616,437
Tobacco — 0.1%
Altria Group, Inc.	5,700	91,314
Philip Morris International, Inc.	3,500	124,530
		215,844
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	900	54,135
Union Pacific Corp.	1,300	53,443
		107,578
Transport-Services — 0.8%
Hub Group, Inc., Class A†	25,100	426,700
United Parcel Service, Inc., Class B	15,640	769,801
		1,196,501
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A†	4,030	116,346
Web Portals/ISP — 1.0%
Google, Inc., Class A†	4,085	1,421,825
Yahoo!, Inc.†	5,300	67,893
		1,489,718
Wireless Equipment — 0.6%
Crown Castle International Corp.†	27,460	560,459
Nokia Ojy ADR	6,000	70,020
QUALCOMM, Inc.	6,600	256,806
		887,285
Total Common Stock (cost $88,850,459)		78,695,850

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	2,400	$19,800
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	12,591
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,073	20,805
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	500	230
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,800	34,300
Total Preferred Stock (cost $183,743)		87,726
ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$325,000	285,611
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	42,023	40,135
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	194,814	191,508
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	38,468	37,859
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	167,429	162,413
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	265,000	214,967
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	80,000	61,500
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	38,000	17,332
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	110,000	75,790
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	55,000	44,276
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	375,000	273,341
Cabela's Master Credit Card Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	477,980

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.56% due 04/15/12(1)	$20,683	$19,788
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.57% due 07/15/11(1)	21,096	20,405
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.57% due 12/15/12(1)	325,031	296,104
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.59% due 05/15/13(1)	150,000	109,827
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.60% due 10/15/12(1)	77,138	69,323
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	85,463	76,613
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	48,261	47,401
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.46% due 07/25/37(4)(5)	79,360	72,361
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.30% due 12/10/49(3)(4)	71,000	32,163
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(3)(4)	225,000	180,786
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	95,000	86,530
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	400,000	305,611
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	133,652	103,801
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.61% due 02/15/39(3)(4)	500,000	405,380
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	160,000	130,138
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	194,465
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.82% due 03/06/20*(1)(3)(6)	155,000	85,250
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	500,000	410,134
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.22% due 04/25/35(4)(5)	125,795	70,703

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.99% due 03/25/37(4)(5)	$75,215	$37,953
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.77% due 11/25/11*(1)	70,000	56,597
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(1)(5)	186,482	76,723
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	448,917	436,499
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	110,000	44,717
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	35,000	22,589
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	200,000	152,128
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(3)(4)	530,000	399,835
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	475,000	228,321
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.80% due 02/12/51(3)(4)	116,000	27,840
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	55,000	54,614
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	500,000	472,266
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	285,000	203,529
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	210,000	206,843
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.44% due 12/25/34(4)(5)	190,108	138,431
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	550,000	420,867
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)(4)	475,000	424,809

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	$550,000	$438,415
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(3)(4)	500,000	388,126
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	146,095	145,981
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	175,000	173,129
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	191,653	113,442
MortgageIT Trust, Series 2005-4, Class A1 0.80% due 10/25/35(1)(5)	417,352	144,991
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	80,000	48,000
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	174,104	127,295
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.21% due 10/15/12(1)	154,988	110,043
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.57% due 10/25/43(4)(5)	253,350	220,210
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	316,147	227,415
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	51,613	50,161
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	517,253
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.58% due 10/15/13*(1)	140,000	133,904
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	388,957	271,045
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	470,113	377,884
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	52,435	32,913
Total Asset Backed Securities (cost $14,554,823)		11,524,263
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(11) (cost $5,000)	5,000	1,000

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES — 12.2%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 6.88% due 03/15/39	$21,000	$21,012
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	7,000	1,190
		22,202
Aerospace/Defense-Equipment — 0.0%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	5,000	4,850
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 5.50% due 08/15/25	4,000	3,753
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,600
		8,353
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	185,000	184,331
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,600	92,928
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	14,000
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	810
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	40,575	32,054
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	60,000	31,500
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	11,983	8,029
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	147,375	133,114
		312,435

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.3%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	$5,000	$4,880
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,106
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	5,469
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	22,579
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	13,132
Sovereign Bank Sub. Notes 3.35% due 06/20/13(1)	16,000	12,046
Sovereign Bank Sub. Notes 8.75% due 05/30/18	333,000	268,065
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	18,000	14,632
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	21,504
		377,413
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/67(1)	30,000	11,771
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	165,678
		177,449
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(1)	16,000	6,353
Banks-Super Regional — 0.6%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	80,000	71,863
Bank of America Corp. Senior Notes 5.65% due 05/01/18	45,000	37,542
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	20,000	12,660
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	210,000	175,208
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	34,000	31,871

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Super Regional (continued)
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(9)	$15,000	$4,152
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	3,000	2,519
Wachovia Corp. Notes 5.75% due 02/01/18	310,000	274,622
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	310,000	282,848
		893,285
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	20,000	20,160
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	18,000	18,258
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	20,000	20,211
		58,629
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	150,000	149,565
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	20,000	19,625
		169,190
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	870
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(6)(13)	5,946	1,546
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	124,050
		126,466
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	43,175
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	85,000	82,450
		125,625
Cable/Satellite TV — 0.5%
CCH I LLC/CCH I Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(10)(12)	2,000	200
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(10)(12)	3,000	2,700

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(10)(12)	$2,000	$1,670
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(12)	28,000	24,640
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	170,000	181,803
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	35,000	33,579
Comcast Corp. Bonds 6.40% due 05/15/38	190,000	165,780
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	107,933
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	44,340
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	5,653
COX Communications, Inc. Bonds 8.38% due 03/01/39*	45,000	42,221
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	10,000	9,660
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	140,053
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	7,000	7,193
		767,425
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	48,750
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	89,762
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	6,100
		144,612
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	10,000	5,350

Security Description	Principal Amount(19)	Market Value (Note 2)
Casino Services (continued)
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	$15,000	$3,900
		9,250
Cellular Telecom — 0.4%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	15,000	15,000
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	267,126
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	7,215
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	122,000	122,102
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	135,000	154,214
		565,657
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	9,856
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	105,000	90,044
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	14,000	5,740
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	25,000	4,687
		100,471
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	255,000	222,411
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	5,800
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	85,000	92,353
		98,153
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	3,625
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(10)(12)	9,000	1,125

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	$12,000	$12,699
The Procter & Gamble Co. Notes 4.70% due 02/15/19	10,000	10,087
		22,786
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	5,550
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(1)	11,000	5,170
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	4,000	2,120
		7,290
Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 5.13% due 11/15/14	13,000	11,107
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	53,426
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	83,120
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	121,553
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	15,000	9,841
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	2,496
Citigroup, Inc. Senior Notes 1.34% due 05/08/11(1)	20,000	16,150
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	240,000	213,916
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	22,000	19,329
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	32,000	20,102
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	17,901
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	37,460

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	$140,000	$120,839
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	18,000	9,672
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	91,891
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	16,000	11,370
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	17,081
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	255,000	225,594
Morgan Stanley Sub. Notes 4.75% due 04/01/14	220,000	179,867
Morgan Stanley Senior Notes 5.45% due 01/09/17	12,000	10,500
Morgan Stanley Senior Notes 6.00% due 04/28/15	25,000	23,603
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	95,351
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	18,023
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	10,000	9,649
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	9,078
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	13,000	10,827
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	229,000	154,882
		1,594,628
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	32,000	28,884
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	170,000	33,684
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	14,286

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	$199,000	$162,302
		239,156
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	29,000	26,819
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	6,000	6,000
		32,819
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	25,675
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	21,437
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	24,625
		71,737
Electric-Integrated — 0.8%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	10,000	10,263
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	10,000	10,041
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	85,515
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	62,767
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	10,000	10,503
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	146,853
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	34,000	19,210
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	8,000	7,838
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	16,000	14,753
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	30,192	26,426
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,700

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	$8,945	$8,420
Nevada Power Co. Notes 7.13% due 03/15/19	20,000	19,635
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	260,000	255,488
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	20,000	19,973
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	20,810
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,697
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	13,000	12,687
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	36,000	30,389
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/38	10,000	9,905
Southern California Edison Co. 1st Mtg. Bonds 6.05% due 03/15/39	20,000	19,944
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	25,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	5,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series B 10.25% due 11/01/15	15,000	7,500
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	187,345
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	11,000	10,478
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	170,000	207,834
		1,234,974
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	231,593

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	$5,000	$4,025
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	19,756
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(1)(10)(12)	15,000	3,375
		27,156
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,425
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	30,000	26,905
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	15,000	11,336
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,306
		41,547
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	35,000	20,269
CIT Group, Inc. Notes 5.85% due 09/15/16	38,000	21,493
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	111,000	64,458
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	18,327
		124,547
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	50,509
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	34,000	31,186
		81,695
Finance-Investment Banker/Broker — 1.0%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	177,143
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(9)(10)(12)	8,000	1

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(12)	$10,000	$1,275
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(12)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(12)	15,000	2
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(12)	12,000	1,530
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	85,000	69,680
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	10,000	7,577
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	5,921
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	205,000	101,887
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	15,000	7,404
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	46,631
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	246,542
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(1)	166,000	104,631
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	125,000	123,691
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	229,133
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	175,000	168,436
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	86,180
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	92,668
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	37,936
		1,508,269
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	36,971

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	$19,000	$16,500
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	8,899
		62,370
Food-Misc. — 0.0%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	7,000	7,126
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	19,000	18,655
		25,781
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Bonds 6.63% due 03/17/39	10,000	10,006
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	2,600
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	201,863
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	1,000	10
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,250
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,500
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	4,500
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	225,000	157,708
		181,708
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	12,350
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	8,576
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	17,384

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Life/Health (continued)
Pricoa Global Funding I Notes 5.30% due 09/27/13*	$30,000	$24,022
		62,332
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	13,000	7,360
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(1)	145,000	46,452
MetLife, Inc. Notes 7.72% due 02/15/19	150,000	134,499
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	50,475
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	32,720
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	158,012
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	38,091
		467,609
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	15,000	7,350
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	216,050
		223,400
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	139,626
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	24,000	22,375
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(1)	230,000	115,000
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	173,914
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	76,542
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	171,449
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	3,000	2,016
		700,922

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	$28,000	$24,788
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	19,000	17,649
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	200,000	171,582
		189,231
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	125,000	107,650
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	20,000	20,471
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	178,000	183,208
		311,329
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	2,000	1,980
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(11)	13,000	10,985
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	15,000	13,350
		26,315
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	118,000	113,436
Medical-Drugs — 0.1%
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	7,000	7,190
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	175,000	186,501
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	20,000	21,448
		215,139
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	10,000	7,374
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,017
		13,391

Security Description	Principal Amount(19)	Market Value (Note 2)
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	$15,000	$14,175
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	22,500
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	10,000	9,400
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	40,000	36,400
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	8,000	7,520
		89,995
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	179,725
McKesson Corp. Senior Notes 6.50% due 02/15/14	10,000	10,343
		190,068
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,978
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	19,000	12,794
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	45,000	40,209
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	150,000	139,962
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	12,497
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	130,745
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	33,000	31,219
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	194,171
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	51,053
Viacom, Inc. Senior Notes 6.25% due 04/30/16	31,000	27,216
		627,072

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Networking Products — 0.0%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	$10,000	$9,188
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,055
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	4,000	4,080
		12,135
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	155,893
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	7,450
		163,343
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	45,750
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	10,728
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	20,100
		76,578
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/33	15,000	12,876
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	34,149
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	10,000	10,324
		44,473
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	10,000	7,040
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	9,350
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
International Paper Co. Senior Notes 7.40% due 06/15/14	80,000	65,996
		79,971

Security Description	Principal Amount(19)	Market Value (Note 2)
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	$15,000	$13,800
Pipelines — 0.2%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	45,000	38,025
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	5,000	4,957
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	7,575
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	238,815
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	10,000	6,835
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	23,125
		319,332
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	195,000	152,350
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	15,000	1,050
Real Estate Investment Trusts — 0.9%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	139,929
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	202,202
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	160,000	71,448
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	160,000	120,437
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	100,722
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	177,496
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	14,195
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	131,154
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	102,065

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 10.35% due 04/01/19	$5,000	$4,859
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	218,434
		1,282,941
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	252,651
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	345,000	209,302
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	80,256
		289,558
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(10)(11)(12)	10,000	7
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	180,000	104,771
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	10,000	5,450
		110,221
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	1,500
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	136,768	104,271
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	12,000	11,631
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	11,700
		23,331
Savings & Loans/Thrifts — 0.0%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	39,000	38,937
Schools — 0.0%
Johns Hopkins University Notes 5.25% due 07/01/19	5,000	4,949

Security Description	Principal Amount(19)	Market Value (Note 2)
Schools (continued)
Princeton University Notes 5.70% due 03/01/39	$13,000	$12,985
		17,934
Special Purpose Entities — 0.1%
BankBoston Capital Trust III Company Guar. Notes 2.07% due 06/15/27(1)	8,000	4,002
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	2,175
Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	163,833
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(1)(9)	43,000	13,545
		183,555
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	40,000	31,432
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	12,203
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	10,000	5,175
United States Steel Corp. Senior Notes 7.00% due 02/01/18	15,000	10,236
		59,046
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	41,824
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	5,000	950
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	570
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	18,200
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	173,207
		234,751
Telephone-Integrated — 0.5%
AT&T Corp. Company Guar. Notes 7.30% due 11/15/11	21,000	22,565
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	130,438

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.63% due 06/15/16	$10,000	$10,022
AT&T, Inc. Senior Notes 6.30% due 01/15/38	180,000	158,060
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	10,000	9,000
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	10,000	6,700
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	5,000	4,940
Verizon Communications, Inc. Notes 6.40% due 02/15/38	130,000	117,852
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	90,000	87,046
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	10,000	9,783
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	9,700
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	290,000	172,418
		738,524
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	740
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	140,169
Paxson Communications Corp. Senior Notes 4.34% due 01/15/12*(1)(21)(22)	10,000	1,700
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(1)(11) (21)(22)	16,254	146
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(12)	5,000	1
		142,756
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	60,000	64,152
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	146,947

Security Description	Principal Amount(19)	Market Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	$80,000	$80,873
Philip Morris International, Inc. Notes 6.38% due 05/16/38	80,000	78,105
		370,077
Tools-Hand Held — 0.0%
Black & Decker Corp. Notes 8.95% due 04/15/14	10,000	9,881
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	1,512
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/16	70,730	47,389
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	22,431	19,067
		66,456
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	4,000	4,211
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	15,000	13,636
CSX Corp. Senior Notes 6.25% due 03/15/18	9,000	7,753
		21,389
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	15,406
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	7,000	7,017
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	4,000	4,027
		26,450
Total Corporate Bonds & Notes (cost $21,797,315)		18,291,820
FOREIGN CORPORATE BONDS & NOTES — 2.1%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	137,429	147,815

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.3%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(9)	$30,000	$10,062
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.06% due 12/30/09(1)(9)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	1,502
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	230,000	195,576
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/99*	15,000	2,700
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	182,923
		406,793
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	192,220
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	170,000	185,300
SABMiller PLC Company Guar. Notes 6.50% due 07/01/16*	180,000	170,306
SABMiller PLC Notes 6.50% due 07/15/18*	13,000	12,107
		367,713
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	11,225
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	7,325
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.50% due 04/01/14	10,000	10,069
Diversified Operations — 0.0%
EnCana Holdings Finance Corp. Company Guar. Notes 5.80% due 05/01/14	17,000	16,723

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	$215,000	$159,343
Electric-Integrated — 0.2%
Electricite de France Notes 6.50% due 01/26/19*	139,000	143,190
Electricite de France Notes 6.95% due 01/26/39*	20,000	19,823
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	22,580
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	105,000	86,245
		271,838
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	33,000	31,900
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 2.57% due 07/15/14(1)(9)	33,000	7,953
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	186,870
XL Capital Finance Europe PLC Company Guar. Notes 6.50% due 01/15/12	12,000	8,733
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	13,760
		217,316
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	14,000	8,373
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	5,700
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	16,800
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	11,000	11,169
		27,969
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	81,786

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 5.88% due 03/10/35	$9,000	$5,955
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	10,000	10,141
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	12,000	12,636
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	4,000	3,023
		25,800
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)	10,000	8,300
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	14,137
		22,437
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP 8.00% due 06/30/11(9)	40,000	4,798
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	190,341
		195,139
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	115,000	83,197
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	10,000	10,043
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	170,000	177,579
France Telecom SA Bonds 7.75% due 03/01/11	100,000	107,099
France Telecom SA Notes 8.50% due 03/01/31	80,000	100,865
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	23,000	19,859
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	225,861
		641,306

Security Description	Principal Amount(19)		Market Value (Note 2)
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		$95,000	$107,937
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*		44,000	21,052
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		115,000	114,940
Total Foreign Corporate Bonds & Notes (cost $3,579,976)			3,181,871
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $855,546)	BRL	2,250,000	884,524
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 3.56% due 12/16/13(14)(15) (cost $195,500)		195,500	94,193
U.S. GOVERNMENT AGENCIES — 17.8%
Federal Home Loan Mtg. Corp. — 5.9%
4.50% due 01/01/39		57,741	59,011
4.50% due April TBA		916,000	934,893
5.00% due 05/01/20		1,022,458	1,063,761
5.00% due 05/01/21		202,813	211,006
5.00% due 05/01/34		181,944	188,235
5.00% due 07/01/35		260,105	268,937
5.00% due 08/01/35		184,674	190,945
5.00% due 12/01/35		322,055	332,990
5.00% due 01/01/36		393,111	406,459
5.00% due 04/01/36		3,279,820	3,391,187
5.00% due 07/01/36		139,865	144,461
5.00% due 03/01/38		69,076	71,321
5.50% due 07/01/34		62,470	65,020
5.50% due 05/01/37		70,210	72,930
5.50% due 09/01/37		108,458	112,660
5.50% due 07/01/38		55,966	58,134
5.80% due 01/01/37(1)		81,411	84,587
5.95% due 10/01/36(1)		156,504	162,937
6.00% due 08/01/26		299,783	314,860
6.00% due 12/01/33		84,310	88,596
6.00% due 12/01/36		63,432	66,398
6.50% due 05/01/16		5,548	5,829
6.50% due 05/01/29		9,150	9,737
6.50% due 03/01/36		45,282	47,795
6.50% due 05/01/36		1,363	1,439
7.00% due 04/01/32		16,341	17,558
7.50% due 08/01/23		714	775
7.50% due 08/01/25		2,282	2,478

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	$97,553	$97,796
Series 2586, Class NK 3.50% due 08/15/16(5)	38,491	38,785
Series 3102, Class PG 5.00% due 11/15/28(5)	78,000	81,067
Series 3317, Class PD 5.00% due 09/15/31(5)	100,000	104,425
Series 3349, Class HB 5.50% due 06/15/31(5)	87,000	90,997
Series 1577, Class PK 6.50% due 09/15/23(5)	40,000	42,977
Series 1226, Class Z 7.75% due 03/15/22(5)	2,304	2,456
		8,833,442
Federal National Mtg. Assoc. — 7.3%
4.50% due 01/01/39	49,556	50,702
4.56% due 01/01/15	609,360	630,597
4.85% due 11/01/15	619,148	645,740
5.00% due 03/15/16	18,000	19,976
5.00% due 03/01/18	27,081	28,302
5.00% due 06/01/19	11,615	12,109
5.00% due 03/01/20	53,495	55,773
5.00% due 04/01/20	547,952	570,258
5.00% due 05/01/35	23,219	24,012
5.00% due 10/01/35	2,405,071	2,487,181
5.50% due 03/01/18	51,200	53,692
5.50% due 05/01/20	241,314	252,304
5.50% due 06/01/20	236,183	246,939
5.50% due 05/01/21	385,311	402,377
5.50% due 11/01/22	66,189	69,086
5.50% due 06/01/34	52,026	54,160
5.50% due 06/01/35	1,282,203	1,333,592
5.50% due 12/01/35	116,577	121,249
5.50% due 02/01/36(1)	51,600	53,281
5.50% due 06/01/36	786,962	820,469
5.50% due 11/01/36	48,738	50,645
5.50% due 12/01/36	60,342	62,703
5.50% due 05/01/37	78,055	81,093
5.92% due 10/01/11	430,218	454,230
6.00% due 06/01/17	24,935	26,254
6.00% due 06/01/21	839,844	880,200
6.00% due 12/01/33	79,182	83,133
6.00% due 05/01/34	58,764	61,623
6.00% due 08/01/34	17,752	18,693
6.06% due 09/01/11	207,931	221,445
6.38% due 08/01/11	273,898	292,690
6.50% due 09/01/32	67,315	71,448
6.50% due 07/01/36	39,288	41,436
7.00% due 06/01/37	482,029	513,360
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	95,000	98,772
		10,889,524
Government National Mtg. Assoc. — 4.6%
4.50% due April TBA	6,405,000	6,551,111
6.00% due 11/15/28	127,554	134,137

Security Description	Principal Amount(19)	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 09/15/38	$116,063	$121,426
7.00% due 07/15/33	40,340	42,912
7.50% due 01/15/32	12,930	13,911
8.50% due 11/15/17	2,348	2,529
9.00% due 11/15/21	737	798
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(5)	3,385	3,728
Series 2005-74 Class HC 7.50% due 09/16/35(5)	20,229	22,242
		6,892,794
Total U.S. Government Agencies (cost $25,599,763)		26,615,760
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.1%
4.38% due 02/15/38	97,000	110,186
4.50% due 05/15/38	13,000	15,177
5.25% due 11/15/28	31,000	38,130
8.13% due 08/15/19	8,000	11,600
		175,093
United States Treasury Notes — 1.3%
1.50% due 10/31/10	350,000	354,170
2.63% due 05/31/10(16)	850,000	869,822
2.75% due 02/15/19	30,000	30,173
3.75% due 11/15/18	65,000	70,855
4.50% due 03/31/12(16)	500,000	549,141
		1,874,161
Total U.S. Government Treasuries (cost $2,014,023)		2,049,254
Total Long-Term Investment Securities (cost $157,636,148)		141,426,261
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(1)	10,000	9,797
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	500,000	500,000
Total Short-Term Investment Securities (cost $509,797)		509,797
REPURCHASE AGREEMENTS — 9.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $790,000 and collateralized by $770,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $806,652	790,000	790,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $523,000 and collateralized by $535,000 of United States Treasury Bills, bearing interest at 0.14% due 05/21/09 and having an approximate value of $534,893	$523,000	$523,000
Banc of America Securities Joint Repurchase Agreement(17)	5,970,000	5,970,000
State Street Bank & Trust Co. Joint Repurchase Agreement(17)	6,000,000	6,000,000
UBS Securities LLC Joint Repurchase Agreement(17)	1,601,000	1,601,000
Total Repurchase Agreements (cost $14,884,000)		14,884,000
TOTAL INVESTMENTS (cost $173,029,945)(18)	104.8%	156,820,058
Liabilities in excess of other assets	(4.8)	(7,194,906)
NET ASSETS	100.0%	$149,625,152

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $5,344,545 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security; At March 31, 2009, the aggregate value of these securities was $1,000 representing 0.0% of net assets.

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of

March 31, 2009, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,000	$20.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$1,000		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  Bond in default

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Company has filed Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(21)  Bond is in default of interest subsequent to March 31, 2009.

(22)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
32	Long	Euro-Bund	June 2009	$5,249,095	$5,286,583	$37,488
31	Long	U.S. Treasury 2 YR Notes	June 2009	6,715,342	6,754,609	39,267
103	Long	U.S. Treasury 5 YR Notes	June 2009	12,024,829	12,232,859	208,030
114	Short	U.S. Treasury 10 YR Notes	June 2009	13,819,552	14,144,906	(325,354)
14	Long	U.S. Treasury Long Bonds	June 2009	1,794,970	1,815,844	20,874
						$(19,695)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	AUD	890,000	USD	558,030	6/17/09	$(57,765)
	BRL	2,021,000	USD	829,468	6/17/09	(25,845)
*	CZK	18,160,000	USD	832,267	6/17/09	(47,826)
	SGD	425,000	USD	278,666	6/17/09	(521)
*	USD	441,187	CZK	9,067,000	6/17/09	(1,771)
Net Unrealized Appreciation (Depreciation)						$(133,728)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

BRL — Brazilian Real

CZK — Czech Koruna

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	15.1%
Diversified Financial Services	12.4
Federal Home Loan Mtg. Corp.	9.4
Repurchase Agreements	6.3
Government National Mtg. Assoc.	5.5
Computers	4.5
Diversified Banking Institutions	3.3
Medical-Biomedical/Gene	2.9
Electric-Integrated	1.9
Telephone-Integrated	1.9
United States Treasury Notes	1.7
Finance-Investment Banker/Broker	1.5
Oil Companies-Integrated	1.5
Banks-Super Regional	1.4
Real Estate Investment Trusts	1.3
Agricultural Chemicals	1.3
Brewery	1.1
Retail-Drug Store	1.1
Enterprise Software/Service	1.1
Medical-Drugs	1.1
Insurance-Multi-line	1.1
Multimedia	1.0
Agricultural Operations	0.9
Banks-Commercial	0.9
Engineering/R&D Services	0.9
Cable/Satellite TV	0.8
Sovereign	0.8
Web Portals/ISP	0.8
Insurance-Property/Casualty	0.7
Cellular Telecom	0.7
Tobacco	0.6
Banks-Fiduciary	0.6
Metal Processors & Fabrication	0.6
Wireless Equipment	0.6
Entertainment Software	0.6
Oil Companies-Exploration & Production	0.6
Retail-Discount	0.6
Special Purpose Entities	0.5
Insurance Brokers	0.5
Retail-Regional Department Stores	0.5
Beverages-Non-alcoholic	0.5
Telecom Services	0.4
Transport-Services	0.4
Optical Supplies	0.4
Finance-Other Services	0.4
Medical Labs & Testing Services	0.4
Investment Management/Advisor Services	0.4
Pipelines	0.4
Medical Products	0.3
Diversified Minerals	0.3
Oil-Field Services	0.3
Electronic Components-Semiconductors	0.3
Cosmetics & Toiletries	0.3
Airlines	0.3
Commercial Services-Finance	0.3
Real Estate Operations & Development	0.3
Electric-Generation	0.3
Medical-HMO	0.3
Telecom Equipment-Fiber Optics	0.3
Real Estate Management/Services	0.3
Applications Software	0.3

Casino Hotels	0.3%
Banks-Money Center	0.3
Industrial Gases	0.3
Aerospace/Defense	0.2
United States Treasury Bonds	0.2
Insurance-Mutual	0.2
Retail-Consumer Electronics	0.2
Electric-Transmission	0.2
Gas-Distribution	0.2
Medical-Wholesale Drug Distribution	0.2
Networking Products	0.2
Soap & Cleaning Preparation	0.2
Food-Misc.	0.2
Steel-Producers	0.2
U.S. Government Agencies	0.2
Office Automation & Equipment	0.2
Pharmacy Services	0.2
Finance-Auto Loans	0.2
Aerospace/Defense-Equipment	0.2
Television	0.2
Airport Development/Maintenance	0.2
Cruise Lines	0.2
Medical-Hospitals	0.2
Property Trust	0.2
Diversified Manufacturing Operations	0.2
Broadcast Services/Program	0.2
Insurance-Life/Health	0.1
Gold Mining	0.1
Hotels/Motels	0.1
Finance-Commercial	0.1
Building-Residential/Commercial	0.1
Transport-Air Freight	0.1
Transport-Rail	0.1
Oil Refining & Marketing	0.1
Rental Auto/Equipment	0.1
Chemicals-Specialty	0.1
Retail-Sporting Goods	0.1
Electronic Forms	0.1
Retail-Building Products	0.1
Computer Services	0.1
Retail-Restaurants	0.1
Retail-Major Department Stores	0.1
Metal-Diversified	0.1
Finance-Mortgage Loan/Banker	0.1
Paper & Related Products	0.1
Medical Instruments	0.1
Finance-Credit Card	0.1
Retail-Bedding	0.1
Savings & Loans/Thrifts	0.1
Vitamins & Nutrition Products	0.1
Food-Retail	0.1
Apparel Manufacturers	0.1
Cable TV	0.1
106.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Credit Quality†#
Government — Agency	42.7%
Government — Treasury	2.9
AAA	12.7
AA	2.8
A	12.6
BBB	17.1
BB	1.4
B	0.7
CCC	0.4
CC	0.1
C	0.1
Not Rated@	6.5
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 30.7%
Aerospace/Defense — 0.2%
Boeing Co.	1,700	$60,486
Lockheed Martin Corp.	2,000	138,060
Raytheon Co.	900	35,046
		233,592
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	4,100	176,218
Agricultural Chemicals — 1.2%
Monsanto Co.	16,585	1,378,213
Potash Corp. of Saskatchewan, Inc.	700	56,567
		1,434,780
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	9,100	252,798
Bunge, Ltd.	11,140	631,081
		883,879
Apparel Manufacturers — 0.0%
Coach, Inc.†	3,200	53,440
Applications Software — 0.3%
Citrix Systems, Inc.†	2,600	58,864
Microsoft Corp.	13,400	246,158
		305,022
Banks-Commercial — 0.0%
BB&T Corp.	1,700	28,764
Banks-Fiduciary — 0.4%
Northern Trust Corp.	4,000	239,280
The Bank of New York Mellon Corp.	9,215	260,324
		499,604
Banks-Super Regional — 0.4%
Capital One Financial Corp.	100	1,224
Fifth Third Bancorp.	4,800	14,016
PNC Financial Services Group, Inc.	6,000	175,740
US Bancorp	8,100	118,341
Wells Fargo & Co.	13,400	190,816
		500,137
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	4,000	205,920
The Coca-Cola Co.	5,400	237,330
		443,250
Brewery — 0.6%
Anheuser-Busch InBev NV(20)	25,825	713,115
Cable TV — 0.0%
Comcast Corp., Special Class A	3,600	46,332
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc.	435	10,788
Casino Hotels — 0.1%
Boyd Gaming Corp.	18,895	70,478
Wynn Resorts, Ltd.†	2,800	55,916
		126,394
Cellular Telecom — 0.1%
America Movil SAB de CV, Series L ADR	4,210	114,007

Security Description	Shares	Market Value (Note 2)
Commercial Services-Finance — 0.0%
The Western Union Co.	4,400	$55,308
Computers — 4.5%
Apple, Inc.†	29,110	3,060,043
Hewlett-Packard Co.	8,600	275,716
International Business Machines Corp.	2,000	193,780
Research In Motion, Ltd.†	38,655	1,664,871
		5,194,410
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,100	123,858
Procter & Gamble Co.	4,500	211,905
		335,763
Cruise Lines — 0.1%
Carnival Corp.	6,600	142,560
Royal Caribbean Cruises, Ltd.	1,700	13,617
		156,177
Diversified Banking Institutions — 1.6%
Bank of America Corp.	6,100	41,602
JPMorgan Chase & Co.	37,010	983,726
Morgan Stanley	4,300	97,911
The Goldman Sachs Group, Inc.	6,950	736,839
		1,860,078
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	3,400	94,724
Diversified Minerals — 0.3%
Cia Vale do Rio Doce ADR	28,515	379,250
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	37,154
Electric-Integrated — 0.2%
Dominion Resources, Inc.	2,000	61,980
FPL Group, Inc.	1,400	71,022
PG&E Corp.	1,100	42,042
Progress Energy, Inc.	2,400	87,024
		262,068
Electronic Components-Semiconductors — 0.3%
Intel Corp.	15,800	237,790
Texas Instruments, Inc.	3,800	62,738
		300,528
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,500	117,645
Engineering/R&D Services — 0.9%
ABB, Ltd.†(20)	76,389	1,065,816
Enterprise Software/Service — 1.1%
Oracle Corp.	72,720	1,314,050
Entertainment Software — 0.6%
Activision Blizzard, Inc.†	29,800	311,708
Electronic Arts, Inc.†	21,820	396,906
		708,614
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	3,400	52,700
Finance-Other Services — 0.4%
CME Group, Inc.	1,850	455,822

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. — 0.1%
General Mills, Inc.	600	$29,928
Kellogg Co.	1,100	40,293
Kraft Foods, Inc., Class A	3,300	73,557
		143,778
Gold Mining — 0.1%
Barrick Gold Corp.	5,000	162,100
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	8,600	140,696
Starwood Hotels & Resorts Worldwide, Inc.	1,600	20,320
		161,016
Independent Power Producers — 0.0%
Mirant Corp.†	62	707
Industrial Gases — 0.3%
Praxair, Inc.	4,400	296,076
Insurance Brokers — 0.3%
AON Corp.	8,100	330,642
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	2,000	38,040
Insurance-Multi-line — 0.3%
ACE, Ltd.	5,735	231,694
Hartford Financial Services Group, Inc.	1,400	10,990
MetLife, Inc.	6,600	150,282
		392,966
Internet Security — 0.0%
McAfee, Inc.†	400	13,400
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	300	39,012
T. Rowe Price Group, Inc.	5,300	152,958
		191,970
Medical Instruments — 0.1%
Medtronic, Inc.	1,300	38,311
St. Jude Medical, Inc.†	1,500	54,495
		92,806
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,500	71,220
Medical Products — 0.3%
Baxter International, Inc.	2,100	107,562
Johnson & Johnson	3,800	199,880
		307,442
Medical-Biomedical/Gene — 2.8%
Amgen, Inc.†	2,100	103,992
Celgene Corp.†	23,405	1,039,182
Genzyme Corp.†	2,000	118,780
Gilead Sciences, Inc.†	41,590	1,926,449
Vertex Pharmaceuticals, Inc.†	2,600	74,698
		3,263,101
Medical-Drugs — 0.8%
Abbott Laboratories	4,400	209,880
Merck & Co., Inc.	4,200	112,350
Pfizer, Inc.	5,400	73,548

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Roche Holding AG(20)	3,194	$438,519
Schering-Plough Corp.	3,600	84,780
		919,077
Medical-HMO — 0.3%
UnitedHealth Group, Inc.	14,445	302,334
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	11,115	665,788
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	770	29,345
Multimedia — 0.3%
News Corp., Class A	36,990	244,874
The Walt Disney Co.	3,300	59,928
Time Warner, Inc.	1,733	33,447
		338,249
Networking Products — 0.2%
Cisco Systems, Inc.†	14,100	236,457
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	2,400	153,816
Devon Energy Corp.	1,600	71,504
EOG Resources, Inc.	900	49,284
Occidental Petroleum Corp.	1,900	105,735
Southwestern Energy Co.†	900	26,721
XTO Energy, Inc.	2,275	69,660
		476,720
Oil Companies-Integrated — 1.4%
Chevron Corp.	3,600	242,064
ConocoPhillips	2,000	78,320
Exxon Mobil Corp.	8,400	572,040
Hess Corp.	4,800	260,160
Marathon Oil Corp.	900	23,661
Petroleo Brasileiro SA ADR	13,380	407,689
Suncor Energy, Inc.	2,587	57,457
		1,641,391
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	2,700	48,330
Oil-Field Services — 0.3%
Schlumberger, Ltd.	5,300	215,286
Smith International, Inc.	3,100	66,588
Weatherford International, Ltd.†	7,400	81,918
		363,792
Optical Supplies — 0.4%
Alcon, Inc.	5,060	460,005
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,800	175,446
Medco Health Solutions, Inc.†	400	16,536
		191,982
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,300	81,675
Retail-Building Products — 0.1%
Home Depot, Inc.	4,600	108,376
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	7,100	269,516

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.5%
Target Corp.	6,900	$237,291
Wal-Mart Stores, Inc.	7,700	401,170
		638,461
Retail-Drug Store — 1.0%
CVS Caremark Corp.	43,875	1,206,124
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,000	100,350
Retail-Regional Department Stores — 0.5%
Kohl's Corp.†	12,515	529,635
Macy's, Inc.	2,000	17,800
		547,435
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,900	65,094
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	8,500	121,295
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,400	30,430
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(20)	6,520	245,380
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	24,435	324,252
Telecom Services — 0.2%
TW Telecom, Inc.†	24,790	216,913
Telephone-Integrated — 0.4%
AT&T, Inc.	16,847	424,544
Verizon Communications, Inc.	2,900	87,580
		512,124
Tobacco — 0.2%
Altria Group, Inc.	4,900	78,498
Philip Morris International, Inc.	3,000	106,740
		185,238
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	800	48,120
Union Pacific Corp.	1,100	45,221
		93,341
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	9,215	453,562
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A†	2,005	57,884
Web Portals/ISP — 0.8%
Google, Inc., Class A†	2,505	871,890
Yahoo!, Inc.†	4,500	57,645
		929,535
Wireless Equipment — 0.5%
Crown Castle International Corp.†	14,150	288,801
Nokia Ojy ADR	5,300	61,851

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
Wireless Equipment (continued)
QUALCOMM, Inc.	5,800	$225,678
		576,330
Total Common Stock (cost $43,082,400)		35,861,478
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	5,200	42,900
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	28,679
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(2)	2,682	52,004
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	900	414
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	5,600	68,600
Total Preferred Stock (cost $395,392)		192,597
ASSET BACKED SECURITIES — 12.0%
Diversified Financial Services — 12.0%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$375,000	329,552
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	46,447	44,359
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	223,593	219,799
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	46,161	45,431
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	195,334	189,482
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	325,000	263,638
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	100,000	76,875
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	72,000	32,840
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	145,000	99,904
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	455,000	331,654
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.56% due 04/15/12(1)	27,578	26,384

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.57% due 07/15/11(1)	$24,612	$23,806
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.57% due 12/15/12(1)	380,750	346,865
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.59% due 05/15/13(1)	170,000	124,471
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.60% due 10/15/12(1)	97,906	87,987
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	92,585	82,998
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	55,156	54,172
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.46% due 07/25/37(4)(5)	157,807	143,890
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.30% due 12/10/49(3)(4)	115,000	52,095
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(3)(4)	295,000	237,031
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	182,000	165,774
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	700,000	534,820
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	176,788	137,303
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(3)(4)	575,000	466,187
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	190,000	154,539
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	194,465
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(3)	45,000	37,038
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.67% due 05/10/40(3)(4)	20,000	19,309
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.82% due 03/06/20*(1)(3)(6)	180,000	99,000

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	$600,000	$492,160
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.22% due 04/25/35(4)(5)	163,534	91,914
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.99% due 03/25/37(4)(5)	85,960	43,375
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.77% due 11/25/11*(1)	85,000	68,725
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(1)(5)	244,758	100,699
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	523,737	509,249
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	250,000	101,630
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	40,000	25,816
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	225,000	171,144
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(3)(4)	600,000	452,643
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	550,000	264,372
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.80% due 02/12/51(3)(4)	220,000	52,800
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	103,000	102,277
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	450,000	425,039
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	340,000	242,807
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.44% due 12/25/34(4)(5)	241,291	175,700
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	650,000	497,388

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)(4)	$550,000	$491,884
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/43(3)	335,000	267,034
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(3)(4)	600,000	465,752
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	164,945	164,817
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	205,000	202,808
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	222,852	131,910
MortgageIT Trust, Series 2005-4, Class A1 0.80% due 10/25/35(1)(5)	549,611	190,938
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	500,000	507,802
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(6)	185,000	111,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,807
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	409,145	299,144
Swift Master Auto Receivables Trust, Series 2007-2, Class A 1.21% due 10/15/12(1)	308,885	219,312
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.57% due 10/25/43(4)(5)	285,019	247,736
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	346,256	249,074
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	59,871	58,187
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	662,887
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.58% due 10/15/13*(1)	170,000	162,597
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	508,841	354,586
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	626,817	503,845

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	$108,146	$67,884
Total Asset Backed Securities (cost $17,934,518)		14,018,410
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(11) (cost $10,000)	10,000	2,000
CORPORATE BONDS & NOTES — 20.1%
Advertising Services — 0.0%
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(21)	1,000	130
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 6.88% due 03/15/39	42,000	42,024
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	20,000	3,400
		45,424
Aerospace/Defense-Equipment — 0.0%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	15,000	14,550
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 5.50% due 08/15/25	13,000	12,199
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	13,800
		25,999
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	210,000	209,241
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	92,062	81,014
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	28,000
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	4,000	3,240

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	$37,870	$29,918
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	36,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	27,960	18,733
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	175,899	158,878
		356,533
Banks-Commercial — 0.5%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	9,000	8,784
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	35,248
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	9,115
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	58,000	52,382
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	26,263
Sovereign Bank Sub. Notes 3.35% due 06/20/13(1)	32,000	24,092
Sovereign Bank Sub. Notes 8.75% due 05/30/18	413,000	332,465
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	26,000	21,136
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	50,177
		559,662
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/67(1)	50,000	19,618
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	200,823
		220,441

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(1)	$37,000	$14,691
Banks-Super Regional — 1.0%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	160,000	133,483
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	40,000	25,320
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	241,955
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	67,000	62,804
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(9)	30,000	8,305
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	8,000	6,717
Wachovia Corp. Notes 5.75% due 02/01/18	370,000	327,774
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	360,000	328,469
		1,134,827
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	30,000	30,240
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	26,000	26,373
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	30,000	30,317
		86,930
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	174,493
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	35,000	34,343
		208,836
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	4,000	1,740
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(6)(13)	11,893	3,092
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	165,400
		170,232

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	$60,000	$47,100
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	100,000	97,000
		144,100
Cable/Satellite TV — 0.8%
CCH I LLC/CCH I Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(10)(12)	4,000	400
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(10)(12)	5,000	4,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(10)(12)	4,000	3,340
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(12)	52,000	45,760
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	213,886
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	68,000	65,239
Comcast Corp. Bonds 6.40% due 05/15/38	220,000	191,956
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	116,927
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	53,207
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	17,000	13,728
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	70,000	65,678
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	15,000	14,489
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	162,643
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	21,000	21,580
		973,333

Security Description	Principal Amount(19)	Market Value (Note 2)
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	$160,000	$60,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	101,470
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	20,000	12,200
		173,670
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	20,000	10,700
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	35,000	9,100
		19,800
Cellular Telecom — 0.6%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	25,000	25,000
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	320,552
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	20,535
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	158,000	158,132
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	160,000	182,771
		706,990
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	15,000	14,783
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	120,000	102,907
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	33,000	13,530
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	30,000	5,625
		122,062
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	335,000	292,187

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$15,000	$8,700
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	90,000	97,785
		106,485
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	7,250
Cosmetics & Toiletries — 0.0%
The Procter & Gamble Co. Notes 4.70% due 02/15/19	30,000	30,260
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	16,250
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	13,875
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(1)	32,000	15,040
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	13,000	6,890
		21,930
Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 5.13% due 11/15/14	19,000	16,233
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	150,000	100,174
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	69,266
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	121,553
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	25,000	16,401
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	5,616
Citigroup, Inc. Senior Notes 1.34% due 05/08/11(1)	30,000	24,225
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	249,569

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	$43,000	$37,779
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	54,000	33,922
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	25,062
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	52,444
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	150,000	129,471
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	29,000	15,583
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	91,891
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	32,000	22,740
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	42,000	34,163
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	326,000	288,407
Morgan Stanley Sub. Notes 4.75% due 04/01/14	390,000	318,855
Morgan Stanley Senior Notes 5.45% due 01/09/17	24,000	21,000
Morgan Stanley Senior Notes 6.00% due 04/28/15	50,000	47,206
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	45,000	40,551
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	20,000	19,298
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	30,000	27,235
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	21,000	17,489
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	273,000	184,641
		2,010,774

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	$40,000	$36,105
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	205,000	40,620
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	30,714
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	241,000	196,557
		303,996
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	58,000	53,639
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	9,000	8,999
		62,638
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	77,000	59,907
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	34,300
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	49,250
		143,457
Electric-Integrated — 1.4%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	15,000	15,395
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	15,000	15,061
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	93,858
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	71,136
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	20,000	21,006
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	175,276
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	68,000	38,420

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	$20,000	$19,594
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	41,000	37,804
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	60,383	52,852
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,550
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	21,049
Nevada Power Co. Notes 7.13% due 03/15/19	30,000	29,453
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	300,000	294,794
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	30,000	29,960
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	30,017
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	44,000	41,621
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	31,394
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	21,000	20,495
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	63,000	53,180
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/38	20,000	19,809
Southern California Edison Co. 1st Mtg. Bonds 6.05% due 03/15/39	40,000	39,889
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	50,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	20,000	10,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series B 10.25% due 11/01/15	25,000	12,500

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Union Electric Co. Sec. Notes 6.40% due 06/15/17	$220,000	$211,364
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	22,000	20,955
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	201,721
		1,623,153
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	269,404
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	20,125
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	39,512
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(1)(10)(12)	35,000	7,875
		67,512
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	23,563
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	35,874
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	30,000	22,672
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	3,000	2,479
		61,025
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	41,000	23,744
CIT Group, Inc. Notes 5.85% due 09/15/16	41,000	23,189
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	124,000	72,007
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	30,546
		149,486

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	$80,000	$57,724
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	29,000	26,600
		84,324
Finance-Investment Banker/Broker — 1.5%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	205,324
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(9)(10)(12)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(12)	19,000	2,422
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(12)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(12)	26,000	3
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(12)	22,000	2,805
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	100,000	81,976
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	20,000	15,153
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	21,000	12,434
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	150,000	74,552
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	25,000	12,341
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	93,263
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	241,708
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(1)	201,000	126,692
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	145,000	143,482
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	250,000	254,592
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	192,498

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	$125,000	$86,180
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	101,935
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	44,259
		1,691,623
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	41,592
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	44,000	38,211
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	20,000	17,798
		97,601
Food-Misc. — 0.1%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	20,000	20,361
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	45,165
		65,526
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Bonds 6.63% due 03/17/39	20,000	20,012
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	3,900
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	262,421
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(2)	2,000	20
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	51,150
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,125

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance Brokers (continued)
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	$20,000	$9,000
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	260,000	182,241
		225,366
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	28,600
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	38,000	17,151
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	36,000	34,768
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	48,045
		128,564
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	19,000	10,757
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(1)	165,000	52,859
MetLife, Inc. Notes 7.72% due 02/15/19	175,000	156,916
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	54,358
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	77,337
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	214,734
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	70,000	41,021
		607,982
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	30,000	14,700
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	256,924
		271,624
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	162,897

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	$40,000	$37,291
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(1)	260,000	130,000
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	198,759
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	93,328
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	212,270
W.R. Berkley Corp. Senior Notes 6.25% due 02/15/37	7,000	4,704
		839,249
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	47,000	41,609
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	32,000	29,724
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	250,000	214,478
		244,202
Medical Labs & Testing Services — 0.3%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	124,874
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	30,000	30,706
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	216,000	222,321
		377,901
Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	6,000	5,940
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(11)	25,000	21,125
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	30,000	26,700
		53,765

Security Description	Principal Amount(19)	Market Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	$134,000	$128,817
Medical-Drugs — 0.2%
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	11,000	11,299
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	200,000	213,144
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	40,000	42,896
		267,339
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	25,000	18,435
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	15,000	15,043
		33,478
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	30,000	28,350
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	37,500
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	25,000	23,500
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	80,000	72,800
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	15,000	14,100
		176,250
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	255,398
McKesson Corp. Senior Notes 6.50% due 02/15/14	15,000	15,515
		270,913
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	51,947
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	42,000	28,281

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	$50,000	$44,676
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	200,000	186,616
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	29,161
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	150,115
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	58,000	54,869
Time Warner, Inc. Bonds 6.63% due 05/15/29	260,000	219,498
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	51,053
Viacom, Inc. Senior Notes 6.25% due 04/30/16	60,000	52,676
		788,664
Networking Products — 0.0%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	15,000	13,782
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	21,000	21,146
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	7,000	7,140
		28,286
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	177,544
Xerox Corp. Senior Notes 6.35% due 05/15/18	20,000	14,900
		192,444
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	96,075
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	28,000	21,455
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	33,500
		151,030

Security Description	Principal Amount(19)	Market Value (Note 2)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/33	$25,000	$21,460
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	72,000	68,298
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	15,000	15,486
		83,784
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	20,000	14,079
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	18,700
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
International Paper Co. Senior Notes 7.40% due 06/15/14	85,000	70,120
		93,445
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	35,000	32,200
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	50,700
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	15,000	14,871
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	18,937
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	277,026
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	19,000	12,987
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	46,250
		420,771
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	225,000	175,788

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	$1,000	$500
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	25,000	1,750
		2,250
Real Estate Investment Trusts — 1.3%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	179,909
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	244,169
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	190,000	84,844
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	185,000	139,255
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	106,647
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	230,265
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	24,840
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	155,314
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	118,396
Simon Property Group LP Senior Notes 10.35% due 04/01/19	8,000	7,775
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	266,975
		1,558,389
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	315,814
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	395,000	239,636
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	102,144
		341,780

Security Description	Principal Amount(19)	Market Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(10)(11)(12)	$25,000	$18
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	210,000	122,233
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	3,750
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	161,191	122,890
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	17,446
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	19,500
		36,946
Savings & Loans/Thrifts — 0.1%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	78,000	77,875
Schools — 0.0%
Johns Hopkins University Notes 5.25% due 07/01/19	20,000	19,797
Princeton University Notes 5.70% due 03/01/39	22,000	21,975
		41,772
Special Purpose Entities — 0.2%
BankBoston Capital Trust III Company Guar. Notes 2.07% due 06/15/27(1)	17,000	8,504
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	5,438
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	230,580
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(1)(9)	84,000	26,460
		270,982
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	80,000	62,864
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	21,355

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	$25,000	$12,937
United States Steel Corp. Senior Notes 7.00% due 02/01/18	26,000	17,743
		114,899
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	89,171
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	5,000	950
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	7,000	1,330
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	3,500
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	203,773
		298,724
Telephone-Integrated — 0.8%
AT&T Corp. Company Guar. Notes 7.30% due 11/15/11	35,000	37,608
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	130,438
AT&T, Inc. Senior Notes 5.63% due 06/15/16	15,000	15,033
AT&T, Inc. Senior Notes 6.30% due 01/15/38	220,000	193,185
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	12,880
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	15,000	13,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	55,000	36,850
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	14,000	13,831
Verizon Communications, Inc. Notes 6.40% due 02/15/38	150,000	135,983
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	100,000	96,717
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	15,000	14,674

Security Description	Principal Amount(19)	Market Value (Note 2)
Telephone-Integrated (continued)
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	$15,000	$14,551
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	330,000	196,200
		911,450
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	4,000	1,480
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	180,217
Paxson Communications Corp. Senior Notes 4.34% due 01/15/12*(1) (21)(22)	50,000	8,500
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(1)(11) (21)(22)	37,929	341
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(12)	15,000	2
		190,540
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	74,844
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	174,160
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	101,091
Philip Morris International, Inc. Notes 6.38% due 05/16/38	80,000	78,105
		428,200
Tools-Hand Held — 0.0%
Black & Decker Corp. Notes 8.95% due 04/15/14	15,000	14,821
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	20,000	3,025
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/16	167,983	112,549
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	28,044	23,837
		136,386

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	$10,000	$10,527
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	25,000	22,727
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	17,229
		39,956
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	30,813
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	10,000	10,024
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	7,000	7,046
		47,883
Total Corporate Bonds & Notes (cost $28,154,121)		23,536,186
FOREIGN CORPORATE BONDS & NOTES — 3.6%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	172,777	185,834
Banks-Commercial — 0.4%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(9)	50,000	16,771
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.06% due 12/30/09(1)(9)	55,000	33,550
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	11,000	3,304
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	255,000	216,835
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(9)	25,000	4,500
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	215,203
		490,163
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	240,275

Security Description	Principal Amount(19)	Market Value (Note 2)
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	$175,000	$190,750
SABMiller PLC Company Guar. Notes 6.50% due 07/01/16*	210,000	198,691
SABMiller PLC Notes 6.50% due 07/15/18*	27,000	25,145
		414,586
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	22,450
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(1)	100,000	93,491
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	18,313
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.50% due 04/01/14	15,000	15,103
Diversified Operations — 0.0%
EnCana Holdings Finance Corp. Company Guar. Notes 5.80% due 05/01/14	25,000	24,592
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	260,000	192,694
Electric-Integrated — 0.3%
Electricite de France Notes 6.50% due 01/26/19*	178,000	183,365
Electricite de France Notes 6.95% due 01/26/39*	30,000	29,735
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	50,804
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	110,887
		374,791
Food-Retail — 0.1%
Delhaize Group Senior Notes 6.50% due 06/15/17	57,000	55,099

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.2%
Aegon NV Senior Notes 2.57% due 07/15/14(1)(9)	$78,000	$18,798
AXA SA Sub. Notes 8.60% due 12/15/30	260,000	183,344
XL Capital Finance Europe PLC Company Guar. Notes 6.50% due 01/15/12	20,000	14,556
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	22,933
		239,631
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	28,000	16,747
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(1)	50,000	32,500
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	4,275
		36,775
Medical-Drugs — 0.1%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	33,600
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	33,000	33,506
		67,106
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	98,144
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 5.88% due 03/10/35	24,000	15,879
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	35,000	15,312
		31,191
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	15,000	15,211
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	18,000	18,954
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	7,000	5,290
		39,455

Security Description	Principal Amount(19)		Market Value (Note 2)
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)		$20,000	$16,600
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*		35,000	32,987
			49,587
Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP 8.00% due 06/30/11(9)		104,000	12,475
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13		240,000	246,928
			259,403
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18		130,000	94,049
Telephone-Integrated — 0.7%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18		15,000	15,064
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10		200,000	208,917
France Telecom SA Bonds 7.75% due 03/01/11		70,000	74,969
France Telecom SA Notes 8.50% due 03/01/31		125,000	157,601
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		67,000	57,850
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		290,000	284,781
			799,182
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		105,000	119,299
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*		88,000	42,104
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		135,000	134,930
Total Foreign Corporate Bonds & Notes (cost $4,794,979)			4,154,994
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $950,465)	BRL	2,500,000	982,804

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 3.56% due 12/16/13(14)(15) (cost $229,713)	$229,713	$110,677
U.S. GOVERNMENT AGENCIES — 30.0%
Federal Home Loan Mtg. Corp. — 9.4%
4.50% due 01/01/39	112,596	115,072
4.50% due April TBA	1,267,000	1,293,132
5.00% due 07/01/20	53,833	56,008
5.00% due 12/01/20	105,787	110,061
5.00% due 05/01/21	1,009,764	1,050,554
5.00% due 07/01/21	359,036	373,539
5.00% due 05/01/34	311,015	321,770
5.00% due 07/01/35	77,885	80,529
5.00% due 08/01/35	333,749	345,081
5.00% due 11/01/35	341,903	353,512
5.00% due 07/01/36	3,012,830	3,111,835
5.00% due 03/01/37	719,343	742,717
5.00% due 03/01/38	143,086	147,736
5.50% due 05/01/37	220,144	228,673
5.50% due 06/01/37	59,668	61,980
5.50% due 10/01/37	37,815	39,280
5.50% due 11/01/37	351,577	365,198
5.50% due 07/01/38	130,585	135,644
5.80% due 01/01/37(1)	185,025	192,243
5.95% due 10/01/36(1)	325,184	338,550
6.00% due 09/01/26	331,594	348,271
6.00% due 12/01/33	68,711	72,204
6.00% due 08/01/36	108,645	113,726
6.50% due 05/01/16	11,096	11,658
6.50% due 05/01/29	13,725	14,605
6.50% due 07/01/35	18,417	19,539
6.50% due 03/01/36	104,716	110,526
6.50% due 05/01/36	3,408	3,597
7.00% due 04/01/32	32,682	35,115
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	122,728	123,034
Series 2586, Class NK 3.50% due 08/15/16(5)	49,316	49,694
Series 3102, Class PG 5.00% due 11/15/28(5)	165,000	171,489
Series 3317, Class PD 5.00% due 09/15/31(5)	215,000	224,513
Series 3349, Class HB 5.50% due 06/15/31(5)	173,000	180,949
Series 1577, Class PK 6.50% due 09/15/23(5)	60,000	64,466
Series 1226, Class Z 7.75% due 03/15/22(5)	3,290	3,506
		11,010,006

Security Description	Principal Amount(19)	Market Value (Note 2)
Federal National Mtg. Assoc. — 15.1%
4.50% due 01/01/39	$99,113	$101,404
4.50% due April TBA	1,500,000	1,532,813
4.56% due 01/01/15	812,477	840,792
4.85% due 11/01/15	809,655	844,429
5.00% due 03/15/16	30,000	33,293
5.00% due 03/01/18	153,419	160,336
5.00% due 06/01/19	35,370	36,876
5.00% due 05/01/35	3,137	3,244
5.00% due 07/01/37	52,325	54,052
5.50% due 03/01/18	112,641	118,123
5.50% due 10/01/21	134,927	140,904
5.50% due 06/01/22	59,858	62,478
5.50% due 05/01/34	96,658	100,744
5.50% due 06/01/34	115,613	120,355
5.50% due 09/01/35	5,010,714	5,211,534
5.50% due 12/01/35	269,586	280,390
5.50% due 02/01/36(1)	119,325	123,212
5.50% due 06/01/36	2,489,772	2,595,782
5.50% due 08/01/36	28,305	29,413
5.50% due 12/01/36	843	876
5.92% due 10/01/11	153,649	162,225
6.00% due 06/01/17	49,870	52,508
6.00% due 06/01/26	213,054	223,849
6.00% due 04/01/27	1,138,880	1,193,466
6.00% due 12/01/33	215,951	226,725
6.00% due 05/01/34	123,997	130,029
6.06% due 09/01/11	83,175	88,581
6.09% due 05/01/11	292,496	306,738
6.28% due 02/01/11	176,753	184,575
6.50% due 06/01/13	90,628	95,309
6.50% due 09/01/32	140,910	149,561
6.50% due 06/01/35	991,992	1,049,796
6.50% due 01/01/36	72,555	76,591
6.50% due 02/01/36	250,174	263,852
6.50% due 08/01/36	171,260	180,623
6.50% due 10/01/37	109,847	115,847
7.00% due 06/01/37	501,037	533,603
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	210,000	218,338
		17,643,266
Government National Mtg. Assoc. — 5.5%
4.50% due April TBA	5,485,000	5,610,124
5.50% due 05/15/36	66,723	69,556
6.00% due 09/15/32	47,176	49,651
6.00% due 12/15/33	246,794	258,758
6.00% due 09/15/38	185,701	194,281
7.00% due 07/15/33	41,830	44,497
7.00% due 11/15/33	44,255	47,057
7.50% due 01/15/32	32,326	34,779
8.00% due 11/15/31	7,608	8,245
8.50% due 11/15/17	2,903	3,127
9.00% due 11/15/21	796	862

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(5)	$774	$816
Series 2005-74 Class HB 7.50% due 09/16/35(5)	33,798	37,229
		6,358,982
Total U.S. Government Agencies (cost $33,805,071)		35,012,254
U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 0.3%
4.38% due 02/15/38	66,000	74,972
4.50% due 05/15/38	25,000	29,187
5.25% due 11/15/28	53,000	65,190
6.63% due 02/15/27(16)	60,000	84,497
8.13% due 08/15/19	17,000	24,650
		278,496
United States Treasury Notes — 1.7%
1.50% due 10/31/10	500,000	505,957
2.00% due 11/30/13	240,000	244,950
2.63% due 05/31/10(16)	750,000	767,490
2.75% due 02/15/19	45,000	45,260
3.75% due 11/15/18	420,000	457,834
		2,021,491
Total U.S. Government Treasuries (cost $2,287,952)		2,299,987
Total Long-Term Investment Securities (cost $131,644,611)		116,171,387
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(1)	20,000	19,609
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	200,000	200,000
Total Short-Term Investment Securities (cost $219,609)		219,609
REPURCHASE AGREEMENTS — 6.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $397,000 and collateralized by $410,000 of United States Treasury Bills, bearing interest at 0.14% due 05/21/09 and having an approximate value of $409,918	397,000	397,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,268,000 and collateralized by $1,240,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,299,024	1,268,000	1,268,000

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Banc of America Securities Joint Repurchase Agreement(17)	$5,670,000	$5,670,000
Total Repurchase Agreements (cost $7,335,000)		7,335,000
TOTAL INVESTMENTS (cost $139,199,220)(18)	106.0%	123,725,996
Liabilities in excess of other assets	(6.0)	(6,955,791)
NET ASSETS	100.0%	$116,770,205

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $6,278,991 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security; At March 31, 2009, the aggregate value of these securities was $2,000 representing 0.0% of net assets.

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$10,000	$11,000	$2,000	$20.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00%
				$2,000		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  Bond in default

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Company has filed Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(21)  Bond is in default of interest subsequent to March 31, 2009.

(22)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
37	Long	Euro-Bund	June 2009	$6,069,246	$6,112,611	$43,365
30	Long	U.S. Treasury 2 YR Notes	June 2009	6,488,514	6,536,719	48,205
125	Long	U.S. Treasury 5 YR Notes	June 2009	14,593,253	14,845,703	252,450
132	Short	U.S. Treasury 2 YR Notes	June 2009	16,005,560	16,378,313	(372,753)
18	Long	U.S. Treasury Long Bonds	June 2009	2,301,858	2,334,656	32,798
						$4,065

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	AUD	1,030,000	USD	645,810	06/17/09	$(66,852)
	BRL	2,246,000	USD	921,665	06/17/09	(28,872)
*	CZK	19,800,000	USD	907,428	06/17/09	(52,145)
	SGD	475,000	USD	311,450	06/17/09	(582)
*	USD	481,038	CZK	9,886,000	06/17/09	(1,930)
Net Unrealized Appreciation (Depreciation)						$(150,381)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

BRL — Brazilian Real

CZK — Czech Koruna

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	22.3%
Diversified Financial Services	15.6
Government National Mtg. Assoc.	10.5
Federal Home Loan Mtg. Corp.	6.9
Repurchase Agreements	6.0
Diversified Banking Institutions	2.9
Telephone-Integrated	2.1
Electric-Integrated	2.1
Computers	1.9
Finance-Investment Banker/Broker	1.8
Real Estate Investment Trusts	1.7
United States Treasury Notes	1.6
Banks-Super Regional	1.6
United States Treasury Bonds	1.5
Medical-Biomedical/Gene	1.4
Sovereign	1.2
Banks-Commercial	1.1
Brewery	1.0
Cable/Satellite TV	1.0
Insurance-Multi-line	1.0
Multimedia	0.9
Insurance-Property/Casualty	0.9
Oil Companies-Integrated	0.9
Cellular Telecom	0.8
Tobacco	0.7
Special Purpose Entities	0.7
Medical-Drugs	0.6
Agricultural Operations	0.6
Retail-Drug Store	0.6
Agricultural Chemicals	0.6
Banks-Fiduciary	0.5
Networking Products	0.4
Medical Labs & Testing Services	0.4
Web Portals/ISP	0.4
Wireless Equipment	0.4
Insurance Brokers	0.4
Enterprise Software/Service	0.4
Airlines	0.4
Banks-Money Center	0.4
Pipelines	0.4
Engineering/R&D Services	0.4
Real Estate Operations & Development	0.4
Telecom Services	0.4
Commercial Services-Finance	0.4
Investment Management/Advisor Services	0.4
Electric-Transmission	0.4
Real Estate Management/Services	0.4
Entertainment Software	0.3
Gas-Distribution	0.3
Oil Companies-Exploration & Production	0.3
Retail-Discount	0.3
Beverages-Non-alcoholic	0.3
Insurance-Mutual	0.3
Electric-Generation	0.3
Retail-Regional Department Stores	0.2
Airport Development/Maintenance	0.2
Casino Hotels	0.2
Metal Processors & Fabrication	0.2
Office Automation & Equipment	0.2
U.S. Government Agencies	0.2

Medical-HMO	0.2%
Medical-Wholesale Drug Distribution	0.2
Property Trust	0.2
Transport-Services	0.2
Oil-Field Services	0.2
Cosmetics & Toiletries	0.2
Television	0.2
Finance-Commercial	0.2
Electronic Components-Semiconductors	0.2
Finance-Auto Loans	0.2
Medical Products	0.2
Building-Residential/Commercial	0.2
Broadcast Services/Program	0.2
Steel-Producers	0.2
Applications Software	0.2
Aerospace/Defense	0.2
Finance-Other Services	0.2
Diversified Minerals	0.2
Industrial Gases	0.2
Rental Auto/Equipment	0.2
Optical Supplies	0.1
Medical Instruments	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Consumer Electronics	0.1
Computer Services	0.1
Chemicals-Specialty	0.1
Paper & Related Products	0.1
Food-Misc.	0.1
Metal-Diversified	0.1
Pharmacy Services	0.1
Soap & Cleaning Preparation	0.1
Insurance-Life/Health	0.1
Aerospace/Defense-Equipment	0.1
Diversified Manufacturing Operations	0.1
Cruise Lines	0.1
Medical-Hospitals	0.1
Gold Mining	0.1
Hotels/Motels	0.1
Finance-Mortgage Loan/Banker	0.1
Finance-Credit Card	0.1
Transport-Rail	0.1
Transport-Air Freight	0.1
Oil Refining & Marketing	0.1
Retail-Sporting Goods	0.1
Electronic Forms	0.1
Cable TV	0.1
109.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Credit Quality†#
Government — Agency	44.5%
Government — Treasury	3.6
AAA	12.5
AA	2.4
A	12.5
BBB	16.2
BB	0.9
B	0.3
CCC	0.2
C	0.1
Not Rated@	6.8
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 15.6%
Aerospace/Defense — 0.1%
Boeing Co.	938	$33,374
Lockheed Martin Corp.	1,038	71,653
Raytheon Co.	418	16,277
		121,304
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,844	79,255
Agricultural Chemicals — 0.5%
Monsanto Co.	5,588	464,363
Potash Corp. of Saskatchewan, Inc.	300	24,243
Syngenta AG(20)	12	2,412
		491,018
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	4,400	122,232
Bunge, Ltd.	3,600	203,940
		326,172
Apparel Manufacturers — 0.0%
Coach, Inc.†	1,511	25,234
Applications Software — 0.2%
Citrix Systems, Inc.†	1,200	27,168
Microsoft Corp.	6,367	116,962
		144,130
Banks-Commercial — 0.0%
BB&T Corp.	900	15,228
Banks-Fiduciary — 0.3%
Northern Trust Corp.	1,900	113,658
The Bank of New York Mellon Corp.	4,291	121,221
		234,879
Banks-Super Regional — 0.3%
Capital One Financial Corp.	100	1,224
Fifth Third Bancorp.	2,100	6,132
PNC Financial Services Group, Inc.	2,770	81,133
US Bancorp	3,415	49,893
Wells Fargo & Co.	6,185	88,075
		226,457
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,772	91,223
The Coca-Cola Co.	2,572	113,039
		204,262
Brewery — 0.3%
Anheuser-Busch InBev NV(20)	9,025	249,211
Cable TV — 0.0%
Comcast Corp., Special Class A	1,585	20,399
Cable/Satellite TV — 0.0%
Time Warner Cable, Inc.	210	5,208
Casino Hotels — 0.1%
Boyd Gaming Corp.	5,005	18,669
Wynn Resorts, Ltd.†	1,400	27,958
		46,627
Cellular Telecom — 0.0%
America Movil SAB de CV, Series L ADR	1,450	39,266

Security Description	Shares	Market Value (Note 2)
Commercial Services-Finance — 0.0%
The Western Union Co.	1,800	$22,626
Computers — 1.9%
Apple, Inc.†	9,150	961,848
Hewlett-Packard Co.	4,054	129,971
International Business Machines Corp.	964	93,402
Research In Motion, Ltd.†	11,470	494,013
		1,679,234
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	1,078	63,580
Procter & Gamble Co.	2,083	98,089
		161,669
Cruise Lines — 0.1%
Carnival Corp.	2,900	62,640
Royal Caribbean Cruises, Ltd.	1,000	8,010
		70,650
Diversified Banking Institutions — 0.8%
Bank of America Corp.	2,795	19,062
JPMorgan Chase & Co.	13,378	355,587
Morgan Stanley	1,924	43,810
The Goldman Sachs Group, Inc.	2,715	287,844
		706,303
Diversified Manufacturing Operations — 0.1%
Honeywell International, Inc.	1,844	51,374
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	9,885	131,471
Electric Products-Misc. — 0.0%
Emerson Electric Co.	572	16,348
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,008	31,238
FPL Group, Inc.	605	30,692
PG&E Corp.	492	18,804
Progress Energy, Inc.	1,234	44,745
		125,479
Electronic Components-Semiconductors — 0.2%
Intel Corp.	7,478	112,544
Texas Instruments, Inc.	1,685	27,819
		140,363
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,700	57,753
Engineering/R&D Services — 0.4%
ABB, Ltd.†(20)	24,715	344,835
Enterprise Software/Service — 0.4%
Oracle Corp.	20,178	364,616
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	13,922	145,624
Electronic Arts, Inc.†	8,391	152,632
		298,256
Finance-Investment Banker/Broker — 0.0%
The Charles Schwab Corp.	1,600	24,800
Finance-Other Services — 0.2%
CME Group, Inc.	580	142,906
Food-Misc. — 0.1%
General Mills, Inc.	300	14,964

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. (continued)
Kellogg Co.	538	$19,707
Kraft Foods, Inc., Class A	1,516	33,792
		68,463
Gold Mining — 0.1%
Barrick Gold Corp.	2,400	77,808
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,100	67,076
Starwood Hotels & Resorts Worldwide, Inc.	700	8,890
		75,966
Independent Power Producers — 0.0%
Mirant Corp.†	37	422
Industrial Gases — 0.2%
Praxair, Inc.	2,038	137,137
Insurance Brokers — 0.2%
AON Corp.	4,000	163,280
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,100	20,922
Insurance-Multi-line — 0.2%
ACE, Ltd.	2,005	81,002
Hartford Financial Services Group, Inc.	570	4,475
MetLife, Inc.	2,877	65,509
		150,986
Internet Security — 0.0%
McAfee, Inc.†	200	6,700
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	140	18,206
T. Rowe Price Group, Inc.	2,500	72,150
		90,356
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	865	82,486
Medtronic, Inc.	578	17,034
St. Jude Medical, Inc.†	631	22,924
		122,444
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	674	32,002
Medical Products — 0.2%
Baxter International, Inc.	1,015	51,988
Johnson & Johnson	1,672	87,947
		139,935
Medical-Biomedical/Gene — 1.2%
Amgen, Inc.†	1,000	49,520
Celgene Corp.†	8,445	374,958
Genzyme Corp.†	1,067	63,369
Gilead Sciences, Inc.†	12,820	593,823
Vertex Pharmaceuticals, Inc.†	1,300	37,349
		1,119,019
Medical-Drugs — 0.4%
Abbott Laboratories	1,995	95,162
Merck & Co., Inc.	1,761	47,107
Pfizer, Inc.	2,478	33,750
Roche Holding AG(20)	789	108,325

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Schering-Plough Corp.	1,600	$37,680
		322,024
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	8,860	185,440
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	3,065	183,593
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	9,870
Multimedia — 0.1%
News Corp., Class A	12,890	85,332
The Walt Disney Co.	1,518	27,567
Time Warner, Inc.	840	16,212
		129,111
Networking Products — 0.4%
Cisco Systems, Inc.†	23,107	387,504
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	1,200	76,908
Devon Energy Corp.	700	31,283
EOG Resources, Inc.	400	21,904
Occidental Petroleum Corp.	900	50,085
Southwestern Energy Co.†	400	11,876
XTO Energy, Inc.	1,105	33,835
		225,891
Oil Companies-Integrated — 0.8%
Chevron Corp.	1,628	109,467
ConocoPhillips	1,067	41,784
Exxon Mobil Corp.	4,165	283,636
Hess Corp.	2,200	119,240
Marathon Oil Corp.	300	7,887
Petroleo Brasileiro SA ADR	4,660	141,990
Suncor Energy, Inc.	1,306	29,006
		733,010
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,267	22,679
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,521	102,403
Smith International, Inc.	1,500	32,220
Weatherford International, Ltd.†	3,300	36,531
		171,154
Optical Supplies — 0.1%
Alcon, Inc.	1,375	125,001
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,700	78,489
Medco Health Solutions, Inc.†	230	9,508
		87,997
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,500	37,125
Retail-Building Products — 0.1%
Home Depot, Inc.	2,100	49,476
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,144	119,346

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Discount — 0.3%
Target Corp.	2,938	$101,038
Wal-Mart Stores, Inc.	3,642	189,748
		290,786
Retail-Drug Store — 0.5%
CVS Caremark Corp.	15,242	419,003
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	2,200	44,154
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	5,092	215,493
Macy's, Inc.	934	8,313
		223,806
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,000	34,260
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	4,100	58,507
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,600	14,320
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(20)	2,275	85,620
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,010	119,563
Telecom Services — 0.1%
TW Telecom, Inc.†	6,740	58,975
Telephone-Integrated — 0.3%
AT&T, Inc.	8,055	202,986
Verizon Communications, Inc.	1,557	47,021
		250,007
Tobacco — 0.1%
Altria Group, Inc.	2,100	33,642
Philip Morris International, Inc.	1,500	53,370
		87,012
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp.	400	24,060
Union Pacific Corp.	500	20,555
		44,615
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	3,511	172,811
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A†	675	19,487
Web Portals/ISP — 0.4%
Google, Inc., Class A†	1,040	361,983
Yahoo!, Inc.†	1,893	24,249
		386,232
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,880	99,601
Nokia Ojy ADR	2,500	29,175
QUALCOMM, Inc.	2,726	106,068
		234,844
Total Common Stock (cost $17,169,081)		14,105,996

Security Description	Shares/ Principal Amount(19)	Market Value (Note 2)
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(1)	2,000	$16,500
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	10,493
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(2)	1,073	20,805
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.	400	184
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(1)	2,400	29,400
Total Preferred Stock (cost $158,888)		77,382
ASSET BACKED SECURITIES — 15.3%
Diversified Financial Services — 15.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(3)	$725,000	637,133
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	44,235	42,247
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	212,524	208,918
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	46,161	45,431
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	181,382	175,948
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(3)	270,000	219,023
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(3)(4)	105,000	80,718
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(3)	35,000	15,964
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(3)	800,000	588,811
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(3)(4)	145,000	99,904
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	50,000	40,251
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(3)	380,000	276,986

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.56% due 04/15/12(1)	$27,578	$26,384
Capital One Auto Finance Trust, Series 2006-C, Class A3B 0.57% due 07/15/11(1)	24,612	23,806
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.57% due 12/15/12(1)	380,750	346,865
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.59% due 05/15/13(1)	170,000	124,471
Capital One Auto Finance Trust, Series 2005-D, Class A4 0.60% due 10/15/12(1)	97,906	87,987
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	89,024	79,806
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	51,709	50,786
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.46% due 07/25/37(4)(5)	72,518	66,123
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.30% due 12/10/49(3)(4)	53,000	24,009
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(3)(4)	300,000	241,048
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(3)	87,000	79,243
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(3)(4)	250,000	191,007
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(5)	192,345	149,386
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 02/15/39(3)(4)	750,000	608,070
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(3)	175,000	142,339
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(3)	240,000	194,465
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.82% due 03/06/20*(1)(3)(6)	170,000	93,500
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	492,160
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.22% due 04/25/35(4)(5)	171,920	96,627

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.99% due 03/25/37(4)(5)	$78,797	$39,760
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.77% due 11/25/11*(1)	85,000	68,725
Impac CMB Trust, Series 2005-4, Class 1A1A 0.79% due 05/25/35(1)(5)	256,413	105,494
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	598,556	581,998
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(3)	125,000	50,815
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(3)	15,000	9,681
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(3)	250,000	190,160
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 6.07% due 04/15/45(3)(4)	445,000	335,711
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/51(3)	575,000	276,389
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.80% due 02/12/51(3)(4)	60,000	14,400
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(3)	50,000	49,649
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(3)	420,000	299,938
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(3)	240,000	236,392
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.44% due 12/25/34(4)(5)	255,915	186,349
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	400,000	306,085
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.80% due 05/12/39(3)(4)	700,000	626,034
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(3)	725,000	577,910

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.46% due 01/11/43(3)(4)	$500,000	$388,126
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(3)	160,233	160,108
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	195,000	192,915
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	205,024	121,357
MortgageIT Trust, Series 2005-4, Class A1 0.80% due 10/25/35(1)(5)	573,124	199,107
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(3)	500,000	507,802
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(6)	80,000	48,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	219,807
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	200,220	146,390
Swift Master Auto Receivables Trust, Series 2007-2, Class A 1.21% due 10/15/12(1)	122,662	87,091
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.57% due 10/25/43(4)(5)	269,184	233,973
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(4)(5)	331,201	238,244
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	59,871	58,187
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	602,625
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 0.58% due 10/15/13*(1)	170,000	162,597
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(4)(5)	532,818	371,294
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(4)(5)	679,051	545,832
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)	44,242	27,771
Total Asset Backed Securities (cost $17,378,671)		13,816,132

Security Description	Principal Amount(19)	Market Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(6)(7)(8)(11) (cost $5,000)	$5,000	$1,000
CORPORATE BONDS & NOTES — 23.5%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 6.88% due 03/15/39	21,000	21,012
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	4,000	680
		21,692
Aerospace/Defense-Equipment — 0.0%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	5,000	4,850
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 5.50% due 08/15/25	4,000	3,753
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,600
		8,353
Agricultural Operations — 0.3%
Cargill, Inc. Notes 5.60% due 09/15/12*	230,000	229,168
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	121,846	107,225
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	14,000
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	1,000	810
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 03/15/19	40,575	32,054
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	34,125
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	11,983	8,029

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	$185,407	$167,466
		363,709
Banks-Commercial — 0.5%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	5,000	4,880
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	15,106
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,646
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	22,579
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	13,132
Sovereign Bank Sub. Notes 3.35% due 06/20/13(1)	16,000	12,046
Sovereign Bank Sub. Notes 8.75% due 05/30/18	405,000	326,025
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	18,000	14,632
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	21,504
		433,550
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/67(1)	20,000	7,847
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	210,864
		218,711
Banks-Money Center — 0.0%
Chase Capital III Company Guar. Notes 1.81% due 03/01/27(1)	19,000	7,544
Banks-Super Regional — 1.3%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	110,000	98,811
Bank of America Corp. Senior Notes 5.65% due 05/01/18	115,000	95,941
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	9,495

Security Description	Principal Amount(19)	Market Value (Note 2)
Banks-Super Regional (continued)
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	$285,000	$237,783
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	34,000	31,871
PNC Preferred Funding Trust I Jr. Sub. Notes 6.11% due 03/15/12*(1)(9)	15,000	4,153
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	3,000	2,519
Wachovia Corp. Notes 5.75% due 02/01/18	400,000	354,350
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	390,000	355,841
		1,190,764
Beverages-Non-alcoholic — 0.1%
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	20,000	20,160
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	18,000	18,258
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	10,000	10,106
		48,524
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	174,492
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	20,000	19,625
		194,117
Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	2,000	870
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(6)(13)	5,946	1,546
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	144,725
		147,141
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	51,025
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	100,000	97,000
		148,025

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 1.0%
CCH I LLC/CCH I Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(10)(12)	$2,000	$200
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(10)(12)	2,000	1,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(10)(12)	2,000	1,670
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(12)	21,000	18,480
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	213,886
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	26,000	24,944
Comcast Corp. Bonds 6.40% due 05/15/38	235,000	205,044
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	107,933
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	53,207
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	5,653
COX Communications, Inc. Bonds 8.38% due 03/01/39*	75,000	70,369
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	10,000	9,660
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	167,160
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	7,000	7,193
		887,199
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	56,250
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	97,567
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	6,100
		159,917

Security Description	Principal Amount(19)	Market Value (Note 2)
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	$5,000	$2,675
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	10,000	2,600
		5,275
Cellular Telecom — 0.8%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	15,000	15,000
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	320,551
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	7,215
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	152,000	152,127
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	165,000	188,483
		683,376
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	10,000	9,856
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	115,000	98,619
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	14,000	5,740
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	25,000	4,688
		109,047
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	360,000	313,992
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	2,900
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	100,000	108,650
		111,550
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	3,625

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
The Procter & Gamble Co. Notes 4.70% due 02/15/19	$10,000	$10,087
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	5,550
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 5.13% due 11/15/14	6,000	5,126
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	166,239
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	121,553
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	6,561
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	2,496
Citigroup, Inc. Senior Notes 1.34% due 05/08/11(1)	20,000	16,150
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	249,569
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	122,000	107,186
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	27,000	16,961
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	11,636
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	59,936
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	180,000	155,365
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	15,000	8,060
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	11,000	7,817
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(1)	21,000	17,081
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	375,000	331,756
Morgan Stanley Sub. Notes 4.75% due 04/01/14	340,000	277,976

Security Description	Principal Amount(19)	Market Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.45% due 01/09/17	$12,000	$10,500
Morgan Stanley Senior Notes 6.00% due 04/28/15	20,000	18,882
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	95,351
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	20,000	18,023
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	10,000	9,649
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	10,000	9,078
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	8,000	6,663
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	270,000	182,612
		1,912,226
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	23,000	20,760
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	215,000	42,601
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	11,429
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	239,000	194,926
		269,716
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	19,000	17,571
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	3,000	3,000
		20,571
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	25,675
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	17,150
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	19,700
		62,525

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.6%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	$5,000	$5,131
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	5,000	5,020
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	85,515
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	71,136
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	10,000	10,503
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	184,750
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(1)	27,000	15,255
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	8,000	7,838
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	16,000	14,753
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	30,192	26,426
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,550
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	8,420
Nevada Power Co. Notes 7.13% due 03/15/19	10,000	9,818
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	340,000	334,100
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	10,000	9,987
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,008
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	20,810
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,697
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	8,000	7,808

Security Description	Principal Amount(19)	Market Value (Note 2)
Electric-Integrated (continued)
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	$27,000	$22,791
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/38	10,000	9,905
Southern California Edison Co. 1st Mtg. Bonds 6.05% due 03/15/39	20,000	19,944
Southern Energy, Inc. Notes 7.90% due 07/15/09†(6)(7)(8)	30,000	0
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series A 10.25% due 11/01/15	10,000	5,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes Series B 10.25% due 11/01/15	10,000	5,000
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	259,401
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	11,000	10,478
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	220,000	268,962
		1,464,006
Electric-Transmission — 0.4%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	330,847
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	19,756
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(1)(10)(12)	15,000	3,375
		23,131
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	35,874
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	10,000	7,557
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,306
		46,737
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.40% due 02/13/12	70,000	45,130

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Commercial (continued)
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	$40,000	$23,165
CIT Group, Inc. Notes 5.85% due 09/15/16	38,000	21,492
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	118,000	68,523
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	12,218
		170,528
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	54,116
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	11,000	10,090
		64,206
Finance-Investment Banker/Broker — 1.8%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	217,402
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(1)(9)(10)(12)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(12)	10,000	1,275
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(12)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(12)	11,000	1
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(10)(12)	11,000	1,402
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	94,272
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	10,000	7,577
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	10,000	5,921
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	106,858
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	4,936

Security Description	Principal Amount(19)	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	$40,000	$28,696
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	222,372
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(1)	167,000	105,262
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	135,000	133,587
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	245,000	249,500
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	192,498
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	120,652
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	101,935
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	37,936
		1,632,084
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	41,592
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	18,000	15,632
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	10,000	8,899
		66,123
Food-Misc. — 0.0%
General Mills, Inc. Senior Notes 5.65% due 02/15/19	7,000	7,127
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	18,000	17,673
		24,800
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Bonds 6.63% due 03/17/39	10,000	10,006
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	1,300

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	$290,000	$292,701
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,250
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,625
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	4,500
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	260,000	182,241
		201,366
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	14,300
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	8,576
Monumental Global Funding II Senior Sec. Notes 5.65% due 07/14/11*	18,000	17,384
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	24,022
		64,282
Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	13,000	7,360
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(1)	170,000	54,461
MetLife, Inc. Notes 7.72% due 02/15/19	175,000	156,916
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	58,240
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	37,677
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	206,631
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	75,000	43,951
		565,236

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance- Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)	$10,000	$4,900
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	245,246
		250,146
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	186,168
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	14,916
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(1)	290,000	145,000
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	193,790
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	93,328
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	171,449
		804,651
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	19,000	16,820
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	12,075
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	270,000	231,636
		243,711
Medical Labs & Testing Services — 0.4%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	145,000	124,874
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	20,000	20,470
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	213,000	219,233
		364,577
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(11)	10,000	8,450

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 6.40% due 02/01/39	$143,000	$137,469
Medical-Drugs — 0.3%
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	7,000	7,190
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	200,000	213,144
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	20,000	21,448
		241,782
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	10,000	7,374
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	6,017
		13,391
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	15,000	14,175
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	18,750
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	15,000	14,100
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	35,000	31,850
		78,875
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	198,643
McKesson Corp. Senior Notes 6.50% due 02/15/14	10,000	10,343
		208,986
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,978
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	17,000	11,447
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	55,000	49,144

Security Description	Principal Amount(19)	Market Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	$200,000	$186,616
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	12,498
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	140,430
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	25,000	23,650
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	227,940
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	51,053
Viacom, Inc. Senior Notes 6.25% due 04/30/16	31,000	27,216
		718,547
Networking Products — 0.0%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	10,000	9,188
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,055
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	4,000	4,080
		12,135
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	194,866
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	7,450
		202,316
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	36,600
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	10,728
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	13,400
		60,728

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 7.13% due 03/15/33	$10,000	$8,584
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	24,000	22,766
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	13,000	13,421
		36,187
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	10,000	7,040
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,675
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,625
International Paper Co. Senior Notes 7.40% due 06/15/14	115,000	94,869
		104,169
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	15,000	13,800
Pipelines — 0.4%
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	21,125
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	5,000	4,957
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	7,575
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	286,578
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	9,000	6,152
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	18,500
		344,887
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	245,000	191,414

Security Description	Principal Amount(19)	Market Value (Note 2)
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	$10,000	$700
Real Estate Investment Trusts — 1.7%
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	179,908
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	228,908
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	180,000	80,379
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	130,000	97,855
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	80,000	55,705
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	121,459
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	201,482
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	10,646
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	162,217
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	118,396
Simon Property Group LP Senior Notes 10.35% due 04/01/19	3,000	2,916
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	250,794
		1,510,665
Real Estate Management/Services — 0.4%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	327,657
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	410,000	248,736
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	94,848
		343,584
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(10)(11)(12)	10,000	7

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	$225,000	$130,964
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	10,000	5,450
		136,414
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	1,500
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	146,537	111,718
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	12,000	11,631
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	7,800
		19,431
Savings & Loans/Thrifts — 0.0%
Western Financial Bank Sub. Notes 9.63% due 05/15/12	37,000	36,941
Schools — 0.0%
Princeton University Notes 5.70% due 03/01/39	14,000	13,984
Special Purpose Entities — 0.2%
BankBoston Capital Trust III Company Guar. Notes 2.07% due 06/15/27(1)	9,000	4,502
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	2,175
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	200,241
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(1)(9)	34,000	10,710
		217,628
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	30,000	23,574
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	9,152
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	10,000	5,175

Security Description	Principal Amount(19)	Market Value (Note 2)
Steel-Producers (continued)
United States Steel Corp. Senior Notes 7.00% due 02/01/18	$11,000	$7,506
		45,407
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	35,511
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	5,000	950
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	570
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	35,000
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	13,650
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	193,584
		279,265
Telephone-Integrated — 0.9%
AT&T Corp. Company Guar. Notes 7.30% due 11/15/11	14,000	15,043
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	120,404
AT&T, Inc. Senior Notes 5.63% due 06/15/16	10,000	10,022
AT&T, Inc. Senior Notes 6.30% due 01/15/38	220,000	193,185
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	5,000	4,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	15,000	10,050
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	5,000	4,940
Verizon Communications, Inc. Notes 6.40% due 02/15/38	165,000	149,581
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	120,000	116,061
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	10,000	9,783
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	9,700

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	$300,000	$178,364
		821,633
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	2,000	740
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	170,205
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(1)(11)(21)(22)	16,254	146
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(10)(12)	5,000	1
		171,092
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	70,000	74,844
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	185,045
Philip Morris International, Inc. Senior Notes 4.88% due 05/16/13	100,000	101,091
Philip Morris International, Inc. Notes 6.38% due 05/16/38	90,000	87,868
		448,848
Tools-Hand Held — 0.0%
Black & Decker Corp. Notes 8.95% due 04/15/14	5,000	4,940
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,856
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/16	70,730	47,389
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,020	11,917
		61,162
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	4,000	4,211

Security Description	Principal Amount(19)	Market Value (Note 2)
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	$10,000	$9,091
CSX Corp. Senior Notes 6.25% due 03/15/18	9,000	7,753
		16,844
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	12,325
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	3,000	3,007
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	2,000	2,013
		17,345
Total Corporate Bonds & Notes (cost $25,186,981)		21,263,517
FOREIGN CORPORATE BONDS & NOTES — 4.5%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	198,619	213,629
Banks-Commercial — 0.6%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(1)(9)	20,000	6,708
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 3.06% due 12/30/09(1)(9)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(1)(9)	5,000	1,502
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	285,000	242,345
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15*(1)(9)	10,000	1,800
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	247,484
		513,869
Banks-Money Center — 0.4%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	331,580
Brewery — 0.6%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	272,500
SABMiller PLC Company Guar. Notes 6.50% due 07/01/16*	230,000	217,614

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Brewery (continued)
SABMiller PLC Notes 6.50% due 07/15/18*	$13,000	$12,107
		502,221
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	8,419
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	7,325
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.50% due 04/01/14	10,000	10,069
Diversified Operations — 0.0%
EnCana Holdings Finance Corp. Company Guar. Notes 5.80% due 05/01/14	17,000	16,723
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	250,000	185,283
Electric-Integrated — 0.4%
Electricite de France Notes 6.50% due 01/26/19*	169,000	174,094
Electricite de France Notes 6.95% due 01/26/39*	20,000	19,823
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	22,580
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	94,459
		310,956
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	24,000	23,200
Insurance-Multi-line — 0.3%
Aegon NV Senior Notes 2.57% due 07/15/14(1)(9)	33,000	7,953
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	197,448

Security Description	Principal Amount(19)	Market Value (Note 2)
Insurance-Multi-line (continued)
XL Capital Finance Europe PLC Company Guar. Notes 6.50% due 01/15/12	$8,000	$5,822
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	9,173
		220,396
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	12,000	7,177
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	4,275
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	8,400
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	11,000	11,168
		19,568
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	89,965
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 5.88% due 03/10/35	9,000	5,955
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	10,000	10,141
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	12,000	12,636
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	4,000	3,023
		25,800
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(2)	10,000	8,300
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	14,137
		22,437

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.4%
Hybrid Capital Funding I LP 8.00% due 06/30/11(9)		$40,000	$4,798
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13		355,000	365,248
			370,046
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18		140,000	101,283
Telephone-Integrated — 0.9%
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18		10,000	10,043
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10		220,000	229,809
France Telecom SA Bonds 7.75% due 03/01/11		170,000	182,069
France Telecom SA Notes 8.50% due 03/01/31		95,000	119,776
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		28,000	24,176
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		270,000	265,141
			831,014
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		110,000	124,980
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*		33,000	15,789
Wireless Equipment — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		135,000	134,929
Total Foreign Corporate Bonds & Notes (cost $4,502,962)			4,096,888
FOREIGN GOVERNMENT AGENCIES — 1.2%
Sovereign — 1.2%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $1,045,499)	BRL	2,750,000	1,081,085

Security Description	Principal Amount(19)	Market Value (Note 2)
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 3.56% due 12/16/13(14)(15) (cost $215,050)	$215,050	$103,612
U.S. GOVERNMENT AGENCIES — 39.7%
Federal Home Loan Mtg. Corp. — 6.9%
4.50% due 01/01/39	51,005	52,127
4.50% due April TBA	1,797,000	1,834,063
5.00% due 12/01/20	31,615	32,892
5.00% due 07/01/21	154,425	160,470
5.00% due 10/01/33	52,815	54,731
5.00% due 05/01/34	82,746	85,608
5.00% due 02/01/35	313,391	324,032
5.00% due 07/01/35	117,175	121,153
5.00% due 08/01/35	113,473	117,326
5.00% due 09/01/35	388,396	401,584
5.00% due 10/01/35	154,874	160,133
5.00% due 11/01/35	48,022	49,652
5.00% due 12/01/35	763,191	789,105
5.00% due 03/01/38	65,130	67,246
5.50% due 07/01/34	72,881	75,857
5.50% due 07/01/35	90,121	93,716
5.50% due 04/01/37	80,966	84,103
5.50% due 05/01/37	77,388	80,386
5.50% due 08/01/37	164,359	170,727
5.50% due 07/01/38	65,293	67,822
5.80% due 01/01/37(1)	81,411	84,587
5.95% due 10/01/36(1)	142,801	148,670
6.00% due 09/01/26	331,595	348,272
6.00% due 12/01/33	104,392	109,698
6.00% due 08/01/36	36,215	37,909
6.50% due 05/01/16	5,548	5,829
6.50% due 05/01/29	18,345	19,520
6.50% due 11/01/34	27,026	28,623
6.50% due 03/01/36	50,943	53,770
6.50% due 05/01/36	1,363	1,439
6.50% due 11/01/37	35,812	37,797
7.00% due 04/01/32	16,341	17,558
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	124,302	124,611
Series 2586, Class NK 3.50% due 08/15/16(5)	49,316	49,694
Series 3102, Class PG 5.00% due 11/15/28(5)	70,000	72,753
Series 3317, Class PD 5.00% due 09/15/31(5)	90,000	93,982
Series 3349, Class HB 5.50% due 06/15/31(5)	79,000	82,630
Series 1577, Class PK 6.50% due 09/15/23(5)	96,000	103,145
Series 1226, Class Z 7.75% due 03/15/22(5)	4,606	4,909
		6,248,129

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 22.3%
4.50% due 01/01/39	$39,645	$40,561
4.56% due 01/01/15	812,480	840,795
4.75% due 12/15/10	15,000	15,901
4.85% due 11/01/15	809,655	844,429
5.00% due 03/15/16	11,000	12,207
5.00% due 03/01/18	57,272	59,855
5.00% due 06/01/19	17,685	18,438
5.00% due 09/01/35	610,980	631,839
5.00% due 10/01/35	2,235,643	2,311,970
5.50% due 06/01/20	395,671	413,690
5.50% due 07/01/20	276,794	289,399
5.50% due 03/01/21	309,584	323,683
5.50% due 04/01/21	433,354	452,548
5.50% due 06/01/21	308,500	322,163
5.50% due 09/01/21	269,052	280,969
5.50% due 10/01/21	357,041	372,855
5.50% due 12/01/21	787,601	822,486
5.50% due 02/01/22	361,725	377,556
5.50% due 06/01/22	304,120	317,431
5.50% due 05/01/34	19,188	19,999
5.50% due 06/01/34	57,807	60,178
5.50% due 07/01/35	4,594,472	4,782,917
5.50% due 12/01/35	131,150	136,406
5.50% due 02/01/36(1)	58,050	59,941
5.50% due 06/01/36	2,487,912	2,593,843
5.50% due 12/01/36	5,749	5,974
5.92% due 10/01/11	430,218	454,230
6.00% due 06/01/17	24,935	26,254
6.00% due 08/01/21	480,669	503,767
6.00% due 06/01/26	213,059	223,854
6.00% due 03/01/27	261,954	274,509
6.00% due 12/01/33	19,176	20,132
6.00% due 05/01/34	70,517	73,947
6.00% due 08/01/34	8,270	8,708
6.00% due 07/01/38	244,410	255,559
6.06% due 09/01/11	261,993	279,021
6.09% due 05/01/11	233,997	245,391
6.28% due 02/01/11	141,401	147,659
6.50% due 08/01/16	18,142	19,051
6.50% due 09/01/32	38,900	41,288
6.50% due 04/01/34	9,155	9,689
6.50% due 11/01/35	66,125	69,803
6.50% due 02/01/36	234,025	246,821
6.50% due 07/01/36	32,675	34,462
6.50% due 11/01/36	45,957	48,470
6.50% due 10/01/37	62,431	65,841
7.00% due 06/01/37	501,036	533,603
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(5)	85,000	88,375
		20,078,467
Government National Mtg. Assoc. — 10.5%
4.50% due April TBA	4,745,000	4,853,243
5.00% due April TBA	2,900,000	3,006,938

Security Description	Principal Amount(19)	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 04/15/36	$316,429	$329,862
6.00% due 02/15/33	79,797	83,932
6.00% due 09/15/38	122,563	128,226
6.50% due 07/15/28	726,042	774,878
6.50% due 08/15/28	32,484	34,669
6.50% due 09/15/28	70,577	75,324
6.50% due 11/15/28	59,484	63,485
7.00% due 01/15/33	27,260	29,063
7.00% due 05/15/33	39,434	41,979
7.00% due 11/15/33	17,303	18,398
7.50% due 01/15/32	16,163	17,389
8.00% due 02/15/30	3,299	3,589
8.50% due 11/15/17	3,024	3,257
9.00% due 11/15/21	896	971
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/35(5)	1,662	1,754
Series 2005-74 Class HB 7.50% due 09/16/35(5)	12,394	13,652
Series 2005-74 Class HC 7.50% due 09/16/35(5)	7,171	7,885
		9,488,494
Total U.S. Government Agencies (cost $34,544,179)		35,815,090
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 1.5%
4.38% due 02/15/38	20,000	22,719
4.50% due 05/15/38	13,000	15,177
5.25% due 11/15/28	32,000	39,360
6.25% due 08/15/23(16)	320,000	421,000
6.63% due 02/15/27(16)	600,000	844,969
8.13% due 08/15/19	8,000	11,600
		1,354,825
United States Treasury Notes — 1.6%
1.50% due 10/31/10	200,000	202,383
2.00% due 11/30/13	110,000	112,269
2.63% due 05/31/10(16)	525,000	537,243
2.75% due 02/15/19	15,000	15,086
3.50% due 08/15/09	275,000	278,298
3.75% due 11/15/18	300,000	327,024
		1,472,303
Total U.S. Government Treasuries (cost $2,651,325)		2,827,128
Total Long-Term Investment Securities (cost $102,857,636)		93,187,830
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(1)	7,000	6,863
U.S. Government Agencies — 0.2%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	200,000	200,000
Total Short-Term Investment Securities (cost $206,863)		206,863

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(19)	Market Value (Note 2)
REPURCHASE AGREEMENTS — 6.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $128,000 and collateralized by $135,000 of United States Treasury Bills, bearing interest at 0.14% due 05/21/09 and having an approximate value of $134,973	$128,000	$128,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $467,000 and collateralized by $460,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $481,896	467,000	467,000
Banc of America Securities Joint Repurchase Agreement(17)	4,775,000	4,775,000
Total Repurchase Agreements (cost $5,370,000)		5,370,000
TOTAL INVESTMENTS (cost $108,434,499)(18)	109.3%	98,764,693
Liabilities in excess of other assets	(9.3)	(8,437,332)
NET ASSETS	100.0%	$90,327,361

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $6,191,572 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Commercial Mortgage Backed Security

(4)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security; see Note 2

(7)  Illiquid security; at March 31, 2009, the aggregate value of these securities was $1,000 representing 0.0% of net assets.

(8)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,000	$20.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00%
				$1,000		0.00%

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  Bond in default

(11)  Income may be received in cash or additional shares at the discretion of the issuer.

(12)  Company has filed Chapter 11 bankruptcy protection.

(13)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  See Note 2 for details of Joint Repurchase Agreements.

(18)  See Note 4 for cost of investments on a tax basis.

(19)  Denominated in United States dollars unless otherwise indicated.

(20)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(21)  Bond is in default of interest subsequent to March 31, 2009.

(22)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

BTL — Bank Term Loan

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
40	Long	Euro-Bund	June 2009	$6,561,263	$6,608,228	$46,965
31	Long	U.S. Treasury 2 YR Notes	June 2009	6,721,543	6,754,609	33,066
133	Long	U.S. Treasury 5 YR Notes	June 2009	15,527,191	15,795,828	268,637
145	Short	U.S. Treasury 10 YR Notes	June 2009	17,575,418	17,991,328	(415,910)
13	Long	U.S. Treasury Long Bonds	June 2009	1,671,676	1,686,141	14,465
						$(52,777)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
	AUD	1,110,000	USD	695,970	06/17/09	$(72,044)
	BRL	2,470,000	USD	1,013,474	06/17/09	(31,593)
*	CZK	21,370,000	USD	979,381	06/17/09	(56,280)
	SGD	525,000	USD	344,234	06/17/09	(643)
*	USD	519,138	CZK	10,669,000	06/17/09	(2,083)
Net Unrealized Appreciation (Depreciation)						$(162,643)

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

BRL — Brazilian Real

CZK — Czech Koruna

SGD — Singapore Dollar

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Commercial Paper	17.4%
Federal National Mtg. Assoc.	14.1
Oil Companies-Integrated	5.3
Medical-Drugs	3.6
U.S. Government Treasuries	3.1
Telephone-Integrated	2.8
Diversified Financial Services	2.6
Electric-Integrated	2.3
Repurchase Agreements	2.3
Diversified Banking Institutions	2.2
Banks-Commercial	2.0
Computers	1.9
Medical Products	1.2
Electronic Components-Semiconductors	1.2
Food-Retail	1.1
Aerospace/Defense	1.0
Index Fund-Large Cap	1.0
Agricultural Chemicals	1.0
Applications Software	1.0
Oil Companies-Exploration & Production	1.0
Cosmetics & Toiletries	0.9
Diversified Manufacturing Operations	0.9
Cellular Telecom	0.8
Insurance-Multi-line	0.8
Steel-Producers	0.8
Food-Misc.	0.8
Medical-Biomedical/Gene	0.7
Insurance-Property/Casualty	0.7
Retail-Discount	0.7
Computers-Integrated Systems	0.7
Federal Home Loan Mtg. Corp.	0.7
Enterprise Software/Service	0.7
Retail-Restaurants	0.7
Tobacco	0.6
Multimedia	0.6
Networking Products	0.6
Real Estate Investment Trusts	0.6
Beverages-Non-alcoholic	0.6
Finance-Investment Banker/Broker	0.6
Gas-Distribution	0.6
Brewery	0.5
Aerospace/Defense-Equipment	0.5
Medical Instruments	0.5
Banks-Super Regional	0.5
Cable TV	0.5
Computers-Memory Devices	0.5
Retail-Apparel/Shoe	0.5
Medical-HMO	0.5
Metal-Copper	0.4
Coal	0.4
Building & Construction-Misc.	0.4
Transport-Rail	0.4
Electric Products-Misc.	0.4
Energy-Alternate Sources	0.4
Oil Refining & Marketing	0.4
Transport-Marine	0.4
Agricultural Operations	0.3
Government National Mtg. Assoc.	0.3
Chemicals-Diversified	0.3
Diversified Operations	0.3

Telecom Services	0.3%
Transport-Services	0.3
Banks-Fiduciary	0.3
Diversified Minerals	0.3
Auto/Truck Parts & Equipment-Original	0.3
Airlines	0.3
Cable/Satellite TV	0.3
Auto-Cars/Light Trucks	0.3
Investment Companies	0.3
Machinery-Construction & Mining	0.3
Insurance-Life/Health	0.3
Medical-Generic Drugs	0.3
Web Portals/ISP	0.3
Toys	0.3
Engineering/R&D Services	0.3
Machinery-General Industrial	0.3
Instruments-Scientific	0.3
Office Automation & Equipment	0.2
Fisheries	0.2
Oil & Gas Drilling	0.2
Internet Infrastructure Software	0.2
Internet Security	0.2
Medical Information Systems	0.2
Travel Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Mining	0.2
Paper & Related Products	0.2
Software Tools	0.2
Containers-Paper/Plastic	0.2
Finance-Other Services	0.2
Oil Field Machinery & Equipment	0.2
Batteries/Battery Systems	0.2
Pipelines	0.2
Rubber-Tires	0.2
Medical-Hospitals	0.2
Gold Mining	0.2
Precious Metals	0.2
Audio/Video Products	0.2
Television	0.2
Wire & Cable Products	0.2
Gambling (Non-Hotel)	0.2
Building-Heavy Construction	0.2
Electric-Transmission	0.2
Import/Export	0.2
Consulting Services	0.2
Oil-Field Services	0.2
Commercial Services	0.2
Computer Services	0.2
Schools	0.2
Electronic Components-Misc.	0.2
Distribution/Wholesale	0.2
Wireless Equipment	0.2
Insurance-Reinsurance	0.1
Electronic Forms	0.1
Commercial Services-Finance	0.1
Independent Power Producers	0.1
Retail-Major Department Stores	0.1
Retail-Building Products	0.1
Mid-Cap Equity Funds	0.1
Human Resources	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Water	0.1%
Electric-Generation	0.1
Sugar	0.1
Seismic Data Collection	0.1
Consumer Products-Misc.	0.1
Broadcast Services/Program	0.1
Building & Construction Products-Misc.	0.1
Special Purpose Entities	0.1
E-Commerce/Services	0.1
Machinery-Farming	0.1
Food-Wholesale/Distribution	0.1
Diagnostic Equipment	0.1
Retail-Consumer Electronics	0.1
Satellite Telecom	0.1
Telecommunication Equipment	0.1
Soap & Cleaning Preparation	0.1
Food-Dairy Products	0.1
Machinery-Pumps	0.1
Pharmacy Services	0.1
Chemicals-Specialty	0.1
Entertainment Software	0.1
Venture Capital	0.1
Data Processing/Management	0.1
Building-Residential/Commercial	0.1
Metal-Iron	0.1
Power Converter/Supply Equipment	0.1
Index Fund-Small Cap	0.1
Steel Pipe & Tube	0.1
Metal-Diversified	0.1
Publishing-Books	0.1
Retail-Office Supplies	0.1
Savings & Loans/Thrifts	0.1
Engines-Internal Combustion	0.1
Forestry	0.1
Drug Delivery Systems	0.1
Water Treatment Systems	0.1
Medical-Outpatient/Home Medical	0.1
Footwear & Related Apparel	0.1
Finance-Auto Loans	0.1
Therapeutics	0.1
Containers-Metal/Glass	0.1
Industrial Audio & Video Products	0.1
Investment Management/Advisor Services	0.1
Finance-Consumer Loans	0.1
Beverages-Wine/Spirits	0.1
Real Estate Operations & Development	0.1
Home Furnishings	0.1
Garden Products	0.1
Retail-Regional Department Stores	0.1
Apparel Manufacturers	0.1
Electronic Parts Distribution	0.1
Office Furnishings-Original	0.1
Electronics-Military	0.1
Vitamins & Nutrition Products	0.1
Semiconductor Equipment	0.1
Computer Aided Design	0.1
Medical-Wholesale Drug Distribution	0.1
Finance-Leasing Companies	0.1
109.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 61.7%
Advanced Materials — 0.0%
PV Crystalox Solar PLC(1)	7,456	$9,069
Advertising Services — 0.0%
Vertis Holdings, Inc.(14)	1,532	2
Aerospace/Defense — 1.0%
Aerovironment, Inc.†	1,197	25,017
BAE Systems PLC(1)	152,629	732,336
Boeing Co.	3,563	126,771
Finmeccanica SpA(1)	9,062	112,746
General Dynamics Corp.	7,108	295,622
Lockheed Martin Corp.	1,690	116,661
MTU Aero Engines Holding AG(1)	1,532	35,928
Northrop Grumman Corp.	2,237	97,623
Raytheon Co.	10,400	404,976
Teledyne Technologies, Inc.†	987	26,333
		1,974,013
Aerospace/Defense-Equipment — 0.5%
Cobham PLC(1)	22,931	56,512
Ducommun, Inc.	1,456	21,170
European Aeronautic Defense and Space Co.(1)	40,146	467,076
HEICO Corp.	970	23,571
Moog, Inc., Class A†	1,010	23,099
Orbital Sciences Corp.†	1,992	23,685
United Technologies Corp.	8,279	355,831
		970,944
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	4,345	309,060
Monsanto Co.	6,741	560,177
Potash Corp. of Saskatchewan, Inc.	3,211	259,481
Syngenta AG(1)	695	139,720
Terra Industries, Inc.	10,470	294,102
The Mosaic Co.	7,470	313,591
		1,876,131
Agricultural Operations — 0.3%
Andersons, Inc.	3,744	52,940
Archer-Daniels-Midland Co.	12,649	351,389
Bunge, Ltd.	4,278	242,349
China Green Holdings, Ltd.(1)	42,000	24,706
		671,384
Airlines — 0.3%
Air Arabia(1)	350,860	102,131
British Airways PLC(1)	162,604	327,797
easyJet PLC†(1)	9,624	38,627
Singapore Airlines, Ltd.(1)	9,000	59,219
		527,774
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,287	18,237
Apparel Manufacturers — 0.0%
True Religion Apparel, Inc.†	2,000	23,620

Security Description	Shares	Market Value (Note 2)
Applications Software — 1.0%
Citrix Systems, Inc.†	2,970	$67,241
Compuware Corp.†	19,142	126,146
Microsoft Corp.(13)	82,672	1,518,685
NetSuite, Inc.†	1,989	22,396
Quest Software, Inc.†	2,105	26,691
Red Hat, Inc.†	3,864	68,934
Salesforce.com, Inc.†	2,094	68,536
		1,898,629
Audio/Video Products — 0.2%
Panasonic Corp.(1)	16,300	179,124
Sony Corp.(1)	7,400	151,732
		330,856
Auto-Cars/Light Trucks — 0.3%
Fiat SpA†(1)	52,990	370,635
Honda Motor Co., Ltd.(1)	2,000	47,853
Isuzu Motors, Ltd.(1)	8,000	9,855
Toyota Motor Corp.(1)	1,200	38,487
Volkswagen AG(1)	59	18,165
		484,995
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.(1)	8,600	137,573
Autoliv, Inc.	5,697	105,793
Dana Holding Corp.†	720	331
Denso Corp.(1)	2,700	54,550
Fuel Systems Solutions, Inc.†	834	11,242
GUD Holdings, Ltd.(1)	1,487	6,475
Hyundai Mobis(1)	1,908	111,523
Tenneco, Inc.†	4,000	6,520
Toyota Industries Corp.(1)	1,200	25,871
Valeo SA(1)	8,100	118,178
		578,056
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,419	27,093
Exide Technologies†	14,596	43,788
		70,881
Banks-Commercial — 1.9%
ABSA Group, Ltd.(1)	11,597	118,295
Allied Irish Banks PLC(1)	53,020	41,899
Alpha Bank A.E.†(1)	2,676	17,896
Anglo Irish Bank Corp., Ltd.†(14)	72,610	20,066
Banco Latinoamericano de Exportaciones SA, Class E	5,912	55,395
Banco Santander SA (Barcelona)(1)	16,864	115,951
Bank of Hawaii Corp.	900	29,682
Bank of Ireland(1)	115,206	79,004
Bank of the Ozarks, Inc.	1,761	40,644
Bank Rakyat Indonesia(1)	132,000	48,032
BB&T Corp.	2,200	37,224
Cathay General Bancorp	960	10,013
Center Financial Corp.	3,433	9,681
China Construction Bank Corp.(1)	341,000	193,653

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Commerzbank AG(1)	1,181	$6,328
Commonwealth Bank of Australia(1)	2,371	57,432
DBS Group Holdings, Ltd.(1)	77,500	434,563
Dexia SA(1)	47,927	165,800
DnB NOR ASA(1)	9,387	42,490
First Bancorp	1,707	20,433
First BanCorp Puerto Rico	5,223	22,250
First Midwest Bancorp, Inc.	2,671	22,944
Industrial & Commercial Bank of China(1)	577,000	298,651
International Bancshares Corp.	2,622	20,452
Intesa Sanpaolo SpA(1)	14,732	40,514
Itau Unibanco Banco Multiplo SA ADR	39,645	431,241
KBC Groep NV(1)	9,750	157,477
Lloyds Banking Group PLC(1)	111,582	114,381
National Bank of Canada	2,267	72,390
National Bank of Greece SA(1)	1,424	21,663
Nordea Bank AB(1)	84,038	419,616
Old Second Bancorp, Inc.	2,471	15,691
Smithtown Bancorp, Inc.	1,749	19,729
Southwest Bancorp, Inc.	2,198	20,617
Standard Chartered PLC(1)	1,434	17,788
State Bank of India GDR(1)	1,181	48,474
Suffolk Bancorp	1,633	42,442
Turkiye Garanti Bankasi AS†(1)	59,322	84,426
Westpac Banking Corp.(1)	24,000	319,474
Wilshire Bancorp, Inc.	2,839	14,649
		3,749,350
Banks-Fiduciary — 0.3%
Northern Trust Corp.	1,415	84,645
State Street Corp.	12,553	386,382
The Bank of New York Mellon Corp.	4,900	138,425
		609,452
Banks-Super Regional — 0.4%
PNC Financial Services Group, Inc.	1,900	55,651
US Bancorp	21,775	318,133
Wells Fargo & Co.	32,656	465,021
		838,805
Batteries/Battery Systems — 0.2%
Advanced Battery Technologies, Inc.†	4,400	9,416
Byd Co., Ltd., Class H†(1)	19,500	36,308
China BAK Battery, Inc.†	4,800	8,208
Energizer Holdings, Inc.†	3,434	170,635
EnerSys†	2,873	34,821
GS Yuasa Corp.(1)	13,000	64,576
Saft Groupe SA(1)	809	21,826

Security Description	Shares	Market Value (Note 2)
Batteries/Battery Systems (continued)
Ultralife Corp.†	2,585	$19,982
Valence Technology, Inc.†	6,000	12,780
		378,552
Beverages-Non-alcoholic — 0.6%
Britvic PLC(1)	15,295	49,621
Pepsi Bottling Group, Inc.	16,226	359,244
PepsiCo, Inc.	10,000	514,800
The Coca-Cola Co.	4,329	190,260
		1,113,925
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	9,176	109,194
Brewery — 0.5%
Anheuser-Busch InBev NV(1)(11)	15,764	435,297
Fomento Economico Mexicano SAB de CV ADR	3,291	82,966
Heineken Holding NV(1)	5,182	126,196
Heineken NV(1)	9,462	269,455
Lion Nathan, Ltd.(1)	8,136	45,785
		959,699
Broadcast Services/Program — 0.1%
Grupo Televisa SA ADR	2,801	38,206
Liberty Global, Inc., Class A†	13,450	195,832
		234,038
Building & Construction Products-Misc. — 0.1%
Broadwind Energy, Inc.†	1,223	5,503
Fletcher Building, Ltd.(1)	19,077	65,458
Geberit AG(1)	614	55,094
Panasonic Electric Works Co., Ltd.(1)	7,000	51,448
		177,503
Building & Construction-Misc. — 0.4%
Abengoa SA(1)	4,289	56,931
Aveng, Ltd.(1)	35,512	97,895
Balfour Beatty PLC(1)	10,377	48,753
Bouygues SA(1)	10,649	379,919
Insituform Technologies, Inc., Class A†	1,632	25,525
Layne Christensen Co.†	2,003	32,188
Murray & Roberts Holdings, Ltd.(1)	18,569	79,735
		720,946
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	1,278	33,816
Building Products-Wood — 0.0%
China Grand Forestry Green Resources Group, Ltd.†(1)	176,000	6,800
Building-Heavy Construction — 0.2%
Acciona SA(1)	548	56,275
Arabtec Holding Co.†(1)	165,185	73,912
Granite Construction, Inc.	1,462	54,796
Grupo Ferrovial SA(1)	2,127	45,429
Impregilo SpA†(1)	13,756	36,335
Vinci SA(1)	1,140	42,225
		308,972

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Residential/Commercial — 0.1%
Desarrolladora Homex SAB de CV ADR†	5,142	$68,080
M.D.C Holdings, Inc.	2,917	90,835
		158,915
Cable TV — 0.3%
DISH Network Corp., Class A†	6,604	73,370
The DIRECTV Group, Inc.†	21,369	487,000
		560,370
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	22,865	311,879
Time Warner Cable, Inc.	4,489	111,327
		423,206
Casino Services — 0.0%
Bally Technologies, Inc.†	1,506	27,741
Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	10,857	294,008
China Mobile, Ltd.(1)	26,100	227,713
China Mobile, Ltd. ADR	388	16,886
China Unicom (Hong Kong), Ltd.(1)	30,000	31,434
KT Freetel Co., Ltd.†(1)	2,550	51,085
Mobile Telesystems ADR	3,710	111,003
MTN Group, Ltd.(1)	16,785	186,200
NII Holdings, Inc.†	9,324	139,860
NTT DoCoMo, Inc.(1)	22	30,017
Partner Communications(1)	5,999	90,044
Syniverse Holdings, Inc.†	1,995	31,441
Vodafone Group PLC(1)	91,459	159,779
		1,369,470
Chemicals-Diversified — 0.3%
Aceto Corp.	2,375	14,155
BASF SE(1)	3,034	92,102
FMC Corp.	5,088	219,496
Innophos Holdings, Inc.	1,741	19,639
Innospec, Inc.	3,361	12,671
Israel Chemicals, Ltd.(1)	1,592	13,079
Koninklijke DSM NV(1)	3,511	92,266
The Dow Chemical Co.	17,603	148,393
		611,801
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,497	54,360
OM Group, Inc.†	2,999	57,940
		112,300
Circuit Boards — 0.0%
TTM Technologies, Inc.†	9,190	53,302
Coal — 0.3%
Alpha Natural Resources, Inc.†	9,607	170,524
Arch Coal, Inc.	537	7,180
Centennial Coal Co., Ltd.(1)	3,836	5,345
China Coal Energy Co., Class H(1)	36,000	26,586

Security Description	Shares	Market Value (Note 2)
Coal (continued)
China Shenhua Energy Co., Ltd.†(1)	63,500	$146,341
Consol Energy, Inc.	489	12,342
Felix Resources, Ltd.(1)	1,254	7,652
Foundation Coal Holdings, Inc.	317	4,549
Hidili Industry International Development, Ltd.(1)	12,000	3,687
International Coal Group, Inc.†	1,726	2,779
James River Coal Co.†	344	4,245
MacArthur Coal, Ltd.(1)	1,187	2,801
Massey Energy Co.	10,233	103,558
Patriot Coal Corp.†	368	1,365
Peabody Energy Corp.	656	16,426
Riversdale Mining, Ltd.†(1)	2,362	5,781
UK Coal PLC†(1)	2,001	2,056
Walter Industries, Inc.	2,832	64,768
Yanzhou Coal Mining Co., Ltd.(1)	24,000	17,257
		605,242
Commerce — 0.0%
i2 Technologies, Inc.†	3,650	28,835
Commercial Services — 0.0%
Alliance Data Systems Corp.†	1,089	40,239
Healthcare Services Group, Inc.	1,167	17,470
Steiner Leisure, Ltd.†	1,084	26,460
		84,169
Commercial Services-Finance — 0.1%
Deluxe Corp.	2,785	26,820
Experian PLC(1)	9,340	58,511
Mastercard, Inc., Class A	625	104,675
Morningstar, Inc.†	1,003	34,252
Net 1 UEPS Technologies, Inc.†	1,480	22,511
PRG-Schultz International, Inc.†	2,057	5,842
		252,611
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,185	29,744
Parametric Technology Corp.†	6,238	62,255
		91,999
Computer Services — 0.1%
3PAR, Inc.†	3,265	21,451
Accenture, Ltd., Class A	2,118	58,224
IHS, Inc., Class A†	2,215	91,214
Perot Systems Corp., Class A†	2,779	35,793
SYKES Enterprises, Inc.†	1,435	23,864
		230,546
Computer Software — 0.0%
Omniture, Inc.†	5,066	66,821
Computers — 1.9%
Apple, Inc.†	12,707	1,335,760
Compal Electronics, Inc.(1)	35,000	25,179
Dell, Inc.†	6,503	61,648
Hewlett-Packard Co.(13)	28,349	908,869

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers (continued)
International Business Machines Corp.	12,329	$1,194,557
Ju Teng International Holdings, Ltd.†(1)	136,000	42,219
Wincor Nixdorf AG(1)	682	30,953
Wistron Corp.(1)	43,000	46,579
		3,645,764
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	38,992	134,522
Fujitsu, Ltd.(1)	135,000	507,855
HTC Corp.(1)	10,000	123,800
Integral Systems, Inc.†	1,985	17,071
Lenovo Group, Ltd.(1)	222,000	51,666
NCR Corp.†	5,889	46,818
NetScout Systems, Inc.†	1,827	13,081
NTT Data Corp.(1)	158	433,193
Otsuka Corp.(1)	800	29,690
		1,357,696
Computers-Memory Devices — 0.5%
Data Domain, Inc.†	4,148	52,140
EMC Corp.†	51,161	583,236
NetApp, Inc.†	13,592	201,705
Seagate Technology†(11)(12)(14)	970	0
Western Digital Corp.†	7,198	139,209
		976,290
Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	1,543	41,291
Consulting Services — 0.2%
ICF International, Inc.†	1,376	31,607
SAIC, Inc.†	10,461	195,307
Stantec, Inc.†	1,617	29,241
The Hackett Group, Inc.†	4,078	8,238
Watson Wyatt Worldwide, Inc., Class A	684	33,769
		298,162
Consumer Products-Misc. — 0.1%
Clorox Co.	2,529	130,193
Kimberly-Clark de Mexico SAB de CV, Class A	10,687	34,690
Prestige Brands Holdings, Inc.†	5,521	28,599
		193,482
Containers-Metal/Glass — 0.1%
Bway Holding Co.†	2,831	22,337
Greif, Inc., Class A	527	17,544
Rexam PLC(1)	6,330	24,465
Silgan Holdings, Inc.	1,081	56,796
		121,142
Containers-Paper/Plastic — 0.2%
Amcor, Ltd.(1)	74,552	231,009
Packaging Corp. of America	5,162	67,209
Sonoco Products Co.	1,102	23,120
		321,338

Security Description	Shares	Market Value (Note 2)
Cosmetics & Toiletries — 0.9%
Chattem, Inc.†	479	$26,848
Colgate-Palmolive Co.	6,684	394,222
Elizabeth Arden, Inc.†	1,990	11,602
Kao Corp.(1)	21,000	411,755
The Procter & Gamble Co.	20,404	960,825
		1,805,252
Data Processing/Management — 0.1%
Acxiom Corp.	4,721	34,935
CSG Systems International, Inc.†	7,529	107,514
		142,449
Decision Support Software — 0.0%
SPSS, Inc.†	1,518	43,157
Wind River Systems, Inc.†	4,276	27,366
		70,523
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,692	213,861
Diagnostic Kits — 0.0%
Quidel Corp.†	2,059	18,984
Distribution/Wholesale — 0.2%
Beacon Roofing Supply, Inc.†	1,588	21,263
Core-Mark Holding Co., Inc.†	980	17,856
Jardine Cycle & Carriage, Ltd.(1)	6,000	46,560
MWI Veterinary Supply, Inc.†	1,417	40,356
Owens & Minor, Inc.	926	30,678
WESCO International, Inc.†	2,520	45,663
Wolseley PLC†(1)	24,093	79,738
		282,114
Diversified Banking Institutions — 1.9%
Bank of America Corp.	35,414	241,523
Barclays PLC(1)	156,666	334,214
BNP Paribas(1)	10,861	447,653
Credit Suisse Group AG(1)	915	27,753
Deutsche Bank AG(1)	866	35,225
HSBC Holdings PLC(1)	11,911	67,428
JPMorgan Chase & Co.	34,789	924,692
Mitsubishi UFJ Financial Group, Inc.(1)(11)	9,072	44,568
Morgan Stanley	5,664	128,969
Royal Bank of Scotland Group PLC†(1)	76,658	27,272
Royal Bank of Scotland Group PLC (Subscription Shares)	32,853	0
The Goldman Sachs Group, Inc.	9,304	986,410
UBS AG†(1)	2,528	24,016
UniCredit SpA(1)	285,487	472,712
		3,762,435
Diversified Financial Services — 0.1%
Shinhan Financial Group Co., Ltd.†(1)	9,233	165,744
Diversified Manufacturing Operations — 0.8%
3M Co.	10,030	498,692
Acuity Brands, Inc.	1,436	32,367
Ameron International Corp.	510	26,857

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Danaher Corp.	734	$39,798
General Electric Co.	49,885	504,337
ITT Corp.	853	32,815
Koppers Holdings, Inc.	2,374	34,470
Parker Hannifin Corp.	5,789	196,710
Pentair, Inc.	1,780	38,573
Siemens AG(1)	945	54,117
The Brink's Co.	2,347	62,102
Tomkins PLC(1)	18,582	32,256
		1,553,094
Diversified Minerals — 0.3%
BHP Billiton PLC(1)	5,607	111,013
BHP Billiton, Ltd.(1)	9,435	210,295
Cia Vale do Rio Doce ADR (New York)	9,688	109,281
Cia Vale do Rio Doce ADR (Paris)	10,935	145,435
Paladin Energy, Ltd.†(1)	5,244	12,438
Xstrata PLC(1)	5,161	34,435
		622,897
Diversified Operations — 0.3%
Guangdong Investment, Ltd.(1)	98,000	40,006
Hutchison Whampoa, Ltd.(1)	17,000	83,706
LG Corp.(1)	1,270	45,479
LVMH Moet Hennessy Louis Vuitton SA(1)	905	56,733
Nationale A Portefeuille(1)	931	43,236
Swire Pacific, Ltd., Class A(1)	43,500	290,539
Wharf Holdings, Ltd.(1)	12,000	30,478
		590,177
Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	1,025	39,872
Drug Delivery Systems — 0.1%
Alkermes, Inc.†	3,922	47,574
Depomed, Inc.†	10,211	24,098
Matrixx Initiatives, Inc.†	2,170	35,588
		107,260
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	393	28,862
Bidz.com, Inc.†	3,953	15,891
		44,753
E-Commerce/Services — 0.1%
eBay, Inc.†	8,481	106,521
Expedia, Inc.†	10,563	95,912
NetFlix, Inc.†	486	20,859
		223,292
Educational Software — 0.0%
Blackboard, Inc.†	1,228	38,977
Electric Products-Misc. — 0.3%
Emerson Electric Co.	7,355	210,206
Funai Electric Co., Ltd.(1)	900	26,568
GrafTech International, Ltd.†	2,346	14,451
Hitachi, Ltd.(1)	86,000	236,188

Security Description	Shares	Market Value (Note 2)
Electric Products-Misc. (continued)
LG Electronics, Inc.(1)	417	$27,719
Mitsubishi Electric Corp.(1)	31,000	141,099
		656,231
Electric-Generation — 0.1%
Huaneng Power International, Inc., Class H†(1)	68,000	45,705
The AES Corp.†	19,303	112,151
		157,856
Electric-Integrated — 1.9%
A2A SpA(1)	106,382	161,447
Alliant Energy Corp.	7,271	179,521
BKW FMB Energie AG(1)	441	31,747
Chubu Electric Power Co., Inc.(1)	7,700	169,422
CMS Energy Corp.	7,700	91,168
DPL, Inc.	1,417	31,939
E.ON AG(1)	4,290	119,414
Edison International	12,309	354,622
El Paso Electric Co.†	1,843	25,968
Electricite de France SA(1)	786	30,868
Enel SpA(1)	28,751	137,898
Energias de Portugal SA(1)	28,731	99,798
Enersis SA ADR	7,200	108,720
Entergy Corp.	495	33,705
Exelon Corp.	3,987	180,970
FirstEnergy Corp.	6,605	254,953
FPL Group, Inc.	1,376	69,804
Hokkaido Electric Power Co., Inc.(1)	1,400	28,097
Hokuriku Electric Power Co.(1)	1,200	28,815
International Power PLC(1)	18,793	56,325
Kyushu Electric Power Co., Inc.(1)	1,800	40,291
NorthWestern Corp.	2,081	44,700
NV Energy, Inc.	10,000	93,900
OGE Energy Corp.	3,015	71,817
PG&E Corp.	5,582	213,344
Public Power Corp. SA(1)	15,723	285,802
Public Service Enterprise Group, Inc.	1,516	44,677
RWE AG(1)	502	35,293
Shikoku Electric Power Co., Inc.(1)	1,100	29,384
Tenaga Nasional Bhd(1)	37,000	61,935
The Kansai Electric Power Co., Inc.(1)	1,900	41,291
Tokyo Electric Power Co., Inc.(1)	23,500	586,624
TransAlta Corp.	500	7,317
		3,751,576
Electric-Transmission — 0.1%
National Grid PLC(1)	7,386	56,786
Terna Rete Elettrica Nazionale SpA(1)	68,512	213,427
		270,213

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.1%
Hon Hai Precision Industry Co., Ltd.(1)	41,000	$93,012
LG Display Co., Ltd.(1)	1,160	23,672
LG Display Co., Ltd. ADR	6,625	67,707
Omron Corp.(1)	2,700	32,043
OSI Systems, Inc.†	2,025	30,902
		247,336
Electronic Components-Semiconductors — 1.2%
Elpida Memory, Inc.†(1)	5,400	37,830
Intel Corp.	67,204	1,011,420
IXYS Corp.	6,657	53,656
MEMC Electronic Materials, Inc.†	10,366	170,935
Micron Technology, Inc.†	8,189	33,247
National Semiconductor Corp.	20,449	210,011
NVIDIA Corp.†	6,049	59,643
QLogic Corp.†	8,470	94,187
Renesola, Ltd. ADR†	1,300	5,200
Samsung Electronics Co., Ltd.(1)	734	303,150
Texas Instruments, Inc.	11,579	191,169
Xilinx, Inc.	3,681	70,528
		2,240,976
Electronic Design Automation — 0.0%
Synopsys, Inc.†	4,106	85,117
Electronic Forms — 0.1%
Adobe Systems, Inc.†	13,055	279,246
Electronic Measurement Instruments — 0.0%
Badger Meter, Inc.	890	25,712
National Instruments Corp.	1,095	20,422
		46,134
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	5,642	98,791
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	373	20,813
Energy-Alternate Sources — 0.4%
Areva SA(1)	21	8,756
Aventine Renewable Energy Holdings, Inc.†	5,968	507
Ballard Power Systems, Inc.†	6,600	10,560
Canadian Solar, Inc.†	800	4,784
China Sunergy Co., Ltd. ADR†	1,373	4,188
Covanta Holding Corp.†	2,022	26,468
EDF Energies Nouvelles SA(1)	1,485	56,004
EDP Renovaveis SA†(1)	4,467	36,517
Evergreen Energy, Inc.†	12,490	17,386
Fersa Energias Renovables SA(1)	5,986	15,593
First Solar, Inc.†(11)(12)	1,916	254,253
FuelCell Energy, Inc.†	6,847	16,433
GT Solar International, Inc.†	1,248	8,287
Gushan Environmental Energy, Ltd. ADR	6,500	10,985
Headwaters, Inc.†	6,309	19,810

Security Description	Shares	Market Value (Note 2)
Energy-Alternate Sources (continued)
Iberdrola Renovables SA†(1)	10,875	$45,114
JA Solar Holdings Co., Ltd. ADR†	3,152	10,622
LDK Solar Co., Ltd. ADR†	907	5,750
Q-Cells SE†(1)	485	9,497
Renewable Energy Corp. AS†(1)	2,454	21,238
Solar Millennium AG†(1)	468	6,301
Solarfun Power Holdings Co., Ltd. ADR†	1,481	6,205
Solaria Energia y Medio Ambiente SA†(1)	1,708	3,471
Solarworld AG(1)	732	15,024
Theolia SA†(1)	1,980	5,609
Trina Solar, Ltd. ADR†	600	6,252
Verasun Energy Corp.†	5,181	104
Yingli Green Energy Holding Co., Ltd. ADR†	8,329	50,141
		675,859
Engineering/R&D Services — 0.3%
Aecom Technology Corp.†	2,189	57,089
EMCOR Group, Inc.†	3,665	62,928
Fluor Corp.	3,185	110,042
Foster Wheeler AG†	5,014	87,594
Jacobs Engineering Group, Inc.†	2,700	104,382
Samsung Engineering Co., Ltd.(1)	1,630	68,609
		490,644
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,329	135,623
Enterprise Software/Service — 0.7%
Advent Software, Inc.†	982	32,710
BMC Software, Inc.†	13,061	431,013
Concur Technologies, Inc.†	1,986	38,111
JDA Software Group, Inc.†	2,685	31,012
MedAssets, Inc.†	1,819	25,921
MicroStrategy, Inc., Class A†	541	18,497
Omnicell, Inc.†	2,607	20,387
Oracle Corp.	32,850	593,600
Sybase, Inc.†	4,008	121,402
		1,312,653
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	4,143	34,594
The9, Ltd. ADR	4,316	58,223
UbiSoft Entertainment†(1)	4,681	85,639
		178,456
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,810	57,268
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	4,613
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	649	16,348
Pall Corp.	944	19,286
		35,634

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Consumer Loans — 0.0%
Portfolio Recovery Associates, Inc.†	957	$25,686
World Acceptance Corp.†	2,163	36,987
		62,673
Finance-Credit Card — 0.0%
Credit Saison Co., Ltd.(1)	2,000	19,708
Finance-Investment Banker/Broker — 0.3%
Interactive Brokers Group, Inc., Class A†	1,731	27,921
Investment Technology Group, Inc.†	7,718	196,963
Knight Capital Group, Inc., Class A†	3,294	48,554
Macquarie Group, Ltd.(1)	1,481	27,995
Penson Worldwide, Inc.†	5,559	35,744
SWS Group, Inc.	6,190	96,131
The Charles Schwab Corp.	7,600	117,800
TradeStation Group, Inc.†	5,764	38,042
		589,150
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	500	10,493
ORIX Corp.†(1)	2,360	77,795
		88,288
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,402	16,262
Fisheries — 0.2%
Toyo Suisan Kaisha, Ltd.(1)	22,000	450,459
Food-Baking — 0.0%
Aryzta AG†	1,857	43,670
Food-Dairy Products — 0.1%
Dean Foods Co.†	9,685	175,105
Food-Misc. — 0.7%
Cal-Maine Foods, Inc.	783	17,532
Campbell Soup Co.	5,400	147,744
Corn Products International, Inc.	4,901	103,901
General Mills, Inc.	1,700	84,796
Kellogg Co.	2,300	84,249
Kerry Group PLC Class A(1)	8,052	164,353
Kraft Foods, Inc., Class A	9,785	218,108
Nestle SA†(1)	11,985	405,686
Sara Lee Corp.	9,800	79,184
SunOpta, Inc.†	4,600	7,958
		1,313,511
Food-Retail — 1.1%
Colruyt SA(1)	308	70,681
Koninklijke Ahold NV(1)	44,005	481,763
Safeway, Inc.	25,254	509,878
The Kroger Co.	18,667	396,114
William Morrison Supermarkets PLC(1)	19,273	70,553
Woolworths, Ltd.(1)	33,276	580,893
		2,109,882

Security Description	Shares	Market Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.†	1,608	$26,404
Nash Finch Co.	1,913	53,736
Olam International, Ltd.(1)	30,000	28,842
Spartan Stores, Inc.	4,764	73,413
		182,395
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	668	35,431
Steven Madden, Ltd.†	2,876	54,011
Wolverine World Wide, Inc.	2,647	41,240
		130,682
Forestry — 0.1%
Canfor Corp.†	2,731	10,214
Deltic Timber Corp.	309	12,178
Gunns Ltd.(1)	8,725	5,473
Sino-Forest Corp.†	1,653	11,524
Sumitomo Forestry Co., Ltd.(1)	3,200	21,196
Timberwest Forest Corp.(18)	1,642	3,869
West Fraser Timber Co., Ltd.	646	11,446
Weyerhaeuser Co.	1,052	29,004
		104,904
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	9,501	251,072
Garden Products — 0.1%
Toro Co.	4,310	104,216
Gas-Distribution — 0.5%
Centrica PLC(1)	49,390	161,504
Energen Corp.	9,902	288,445
GDF Suez(1)	4,098	140,898
Sempra Energy	4,229	195,549
Southwest Gas Corp.	1,225	25,811
Toho Gas Co., Ltd.(1)	26,000	119,011
Tokyo Gas Co., Ltd.(1)	35,000	122,237
		1,053,455
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	444	25,272
AngloGold Ashanti Ltd.(1)	1,540	56,420
Aurizon Mines, Ltd.†	14,415	64,867
Barrick Gold Corp. (New York)	992	32,161
Barrick Gold Corp. (Toronto)	1,764	57,098
Crystallex International Corp.†	11,800	3,068
Great Basin Gold, Ltd.†	5,151	6,542
Newmont Mining Corp.	838	37,509
Royal Gold, Inc.	360	16,833
Seabridge Gold, Inc.†	683	15,470
Yamana Gold, Inc.	2,512	23,236
		338,476
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	1,315	18,331
Clean Harbors, Inc.†	984	47,232
EnergySolutions	616	5,328
		70,891
Home Furnishings — 0.1%
Steinhoff International Holdings, Ltd.(1)	93,236	99,359

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Human Resources — 0.1%
Emergency Medical Services Corp., Class A†	1,047	$32,866
Manpower, Inc.	2,293	72,298
Michael Page International PLC(1)	6,375	16,755
Robert Half International, Inc.	8,010	142,818
		264,737
Import/Export — 0.2%
ITOCHU Corp.(1)	47,000	231,775
Marubeni Corp.(1)	23,000	71,396
		303,171
Independent Power Producers — 0.1%
Mirant Corp.†	3,472	39,581
NRG Energy, Inc.†	4,600	80,960
Ormat Technologies, Inc.	601	16,503
		137,044
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	3,476	118,566
Industrial Gases — 0.0%
Linde AG(1)	851	57,827
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,570	30,709
Instruments-Scientific — 0.3%
FEI Co.†	12,486	192,659
Roth & Rau AG†(1)	364	6,941
Waters Corp.†	7,585	280,266
		479,866
Insurance-Life/Health — 0.2%
AFLAC, Inc.	3,700	71,632
American Equity Investment Life Holding Co.	6,989	29,074
China Life Insurance Co., Ltd.(1)	50,000	164,501
Conseco, Inc.†	14,053	12,929
Old Mutual PLC(1)	201,547	150,372
Prudential PLC(1)	8,862	42,703
		471,211
Insurance-Multi-line — 0.8%
ACE, Ltd.	2,581	104,272
Allianz SE(1)	2,071	174,468
American Financial Group, Inc.(13)	13,341	214,123
AXA SA(1)	3,615	43,894
Fairfax Financial Holdings, Ltd.	100	25,857
Fondiaria-Sai SpA(1)	7,341	85,954
ING Groep NV(1)	13,886	77,560
Loews Corp.	2,789	61,637
Mapfre SA(1)	81,013	177,719
Ping An Insurance Group Co. of China Ltd.(1)	17,000	101,824
Zurich Financial Services AG(1)	3,338	526,760
		1,594,068

Security Description	Shares	Market Value (Note 2)
Insurance-Property/Casualty — 0.7%
American Safety Insurance Holdings, Ltd.†	1,414	$16,275
Amerisafe, Inc.†	3,488	53,436
Amtrust Financial Services, Inc.	2,724	26,014
Arch Capital Group, Ltd.†	3,156	169,982
Chubb Corp.	8,528	360,905
Hallmark Financial Services, Inc.†	3,541	24,539
ING Canada, Inc.(11)	2,210	63,103
Insurance Australia Group, Ltd.(1)	20,290	49,433
Meadowbrook Insurance Group, Inc.	2,544	15,518
Navigators Group, Inc.†	509	24,015
QBE Insurance Group, Ltd.(1)	3,085	41,481
Safety Insurance Group, Inc.	760	23,621
SeaBright Insurance Holdings, Inc.†	4,252	44,476
The Travelers Cos., Inc.	5,124	208,239
Tokio Marine Holdings, Inc.(1)	3,200	79,004
W.R. Berkley Corp.	9,640	217,382
		1,417,423
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	1,643	36,902
IPC Holdings, Ltd.	1,005	27,175
Muenchener Rueckversicherungs AG(1)	748	91,363
Platinum Underwriters Holdings, Ltd.	1,626	46,113
SCOR SE(1)	1,531	31,537
Validus Holdings, Ltd.	1,962	46,460
		279,550
Internet Application Software — 0.0%
eResearchTechnology, Inc.†	3,260	17,148
Internet Content-Entertainment — 0.0%
Shanda Interactive Entertainment, Ltd. ADR†	1,123	44,392
Internet Content-Information/News — 0.0%
HLTH Corp.†	3,168	32,789
WebMD Health Corp., Class A†	1,432	31,933
		64,722
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	4,590	55,723
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	4,053	78,628
AsiaInfo Holdings, Inc.†	3,728	62,817
F5 Networks, Inc.†	9,485	198,711
TeleCommunication Systems, Inc., Class A†	4,749	43,548
TIBCO Software, Inc.†	9,818	57,632
		441,336
Internet Security — 0.2%
SonicWALL, Inc.†	13,038	58,149
Symantec Corp.†	25,420	379,775
		437,924

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,816	$39,752
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,769	66,456
Investment Companies — 0.3%
Babcock & Brown Wind Partners(1)	32,124	20,940
Eurazeo(1)	2,452	65,630
Harris & Harris Group, Inc.†	11,766	43,534
Investor AB, Class B(1)	32,029	405,482
		535,586
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc.	16,162	107,477
Leisure Products — 0.0%
Fields Corp.(1)	13	18,534
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	416	6,315
Caterpillar, Inc.	3,098	86,620
China National Materials Co., Ltd.†(1)	264,000	138,315
Joy Global, Inc.	9,108	194,000
Terex Corp.†	12,200	112,850
		538,100
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	705	15,602
Machinery-Farming — 0.1%
AGCO Corp.†	7,935	155,526
Deere & Co.	1,498	49,239
Lindsay Corp.	631	17,037
		221,802
Machinery-General Industrial — 0.3%
Alstom SA(1)	1,207	62,488
Applied Industrial Technologies, Inc.	4,105	69,251
Chart Industries, Inc.†	5,516	43,466
Doosan Heavy Industries and Construction Co., Ltd.(1)	1,027	50,823
Gardner Denver, Inc.†	2,073	45,067
GLV, Inc., Class A†	1,795	9,382
MAN AG(1)	284	12,389
Organo Corp.(1)	1,000	5,535
Roper Industries, Inc.	1,001	42,492
Spirax-Sarco Engineering PLC(1)	2,314	27,812
The Manitowoc Co., Inc.	13,735	44,914
Wabtec Corp.	2,791	73,627
		487,246
Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.†	2,447	21,338
Fuji Machine Manufacturing Co., Ltd(1)	6,000	48,697
Tanfield Group PLC†(1)	27,798	3,982
		74,017

Security Description	Shares	Market Value (Note 2)
Machinery-Pumps — 0.1%
Ebara Corp.†(1)	16,000	$35,510
Flowserve Corp.	2,423	135,979
The Gorman-Rupp Co.	1,138	22,532
		194,021
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	2,800	11,732
Medical Information Systems — 0.2%
Allscripts-Misys Healthcare Solutions, Inc.	11,643	119,806
athenahealth, Inc†	3,200	77,152
Cerner Corp.†	815	35,836
Computer Programs & Systems, Inc.	859	28,579
Eclipsys Corp.†	2,872	29,122
Quality Systems, Inc.	2,700	122,175
		412,670
Medical Instruments — 0.5%
Boston Scientific Corp.†	34,918	277,598
Medtronic, Inc.	12,233	360,507
St. Jude Medical, Inc.†	9,400	341,502
Techne Corp.	548	29,981
		1,009,588
Medical Laser Systems — 0.0%
Cutera, Inc.†	5,500	35,145
Medical Products — 1.2%
Aspen Pharmacare Holdings, Ltd.†(1)	9,107	43,864
Baxter International, Inc.	4,392	224,958
Becton, Dickinson & Co.	7,329	492,802
Cantel Medical Corp.†	1,693	21,789
China Medical Technologies, Inc. ADR	2,643	36,394
Greatbatch, Inc.†	1,826	35,333
Haemonetics Corp.†	742	40,869
Johnson & Johnson(13)	19,387	1,019,756
Luminex Corp.†	3,565	64,598
Terumo Corp.(1)	2,900	107,775
Varian Medical Systems, Inc.†	8,520	259,349
Zoll Medical Corp.†	1,200	17,232
		2,364,719
Medical Sterilization Products — 0.0%
STERIS Corp.	2,602	60,575
Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	646	24,328
Alnylam Pharmaceuticals, Inc.†	1,223	23,286
American Oriental Bioengineering, Inc.†	9,809	37,863
Amgen, Inc.†	12,430	615,534
CSL, Ltd.(1)	1,628	36,836
Cubist Pharmaceuticals, Inc.†	2,197	35,943
Emergent Biosolutions, Inc.†	932	12,591
Enzon Pharmaceuticals, Inc.†	4,214	25,579
Genzyme Corp.†	2,000	118,780
Gilead Sciences, Inc.†	3,500	162,120
Martek Biosciences Corp.	3,398	62,014
Maxygen, Inc.†	3,786	25,745

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Millipore Corp.†	484	$27,786
Myriad Genetics, Inc.†	1,952	88,758
OSI Pharmaceuticals, Inc.†	1,112	42,545
Sequenom, Inc.†	2,920	41,522
The Medicines Co.†	2,208	23,935
United Therapeutics Corp.†	516	34,102
		1,439,267
Medical-Drugs — 3.5%
Astellas Pharma, Inc.(1)	5,500	169,391
AstraZeneca PLC(1)	23,724	841,507
Bristol-Myers Squibb Co.	25,622	561,634
Cephalon, Inc.†	3,146	214,243
Eli Lilly & Co.	8,825	294,843
Forest Laboratories, Inc.†	9,046	198,650
GlaxoSmithKline PLC(1)	30,229	470,684
King Pharmaceuticals, Inc.†	15,701	111,006
Merck & Co., Inc.	24,581	657,542
Novartis AG(1)	16,446	620,735
Ono Pharmaceutical Co., Ltd.(1)	1,200	52,582
Pain Therapeutics, Inc.†	5,152	21,638
Pfizer, Inc.(13)	41,258	561,934
Roche Holding AG(1)	2,259	310,148
Salix Pharmaceuticals, Ltd.†	2,547	24,197
Santarus, Inc.†	13,400	21,574
Santen Pharmaceutical Co., Ltd.(1)	1,600	44,614
Schering-Plough Corp.	11,457	269,812
Sepracor, Inc.†	1,877	27,517
Taisho Pharmaceutical Co., Ltd.(1)	10,000	186,127
Takeda Pharmaceutical Co., Ltd.(1)	4,600	159,522
UCB SA(1)	3,255	96,008
Valeant Pharmaceuticals International†	2,701	48,051
ViroPharma, Inc.†	3,331	17,488
Wyeth	20,518	883,095
		6,864,542
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	19,739	264,700
Par Pharmaceutical Cos., Inc.†	2,618	24,793
Perrigo Co.	1,022	25,376
Teva Pharmaceutical Industries, Ltd. ADR	4,799	216,195
		531,064
Medical-HMO — 0.4%
Aetna, Inc.	6,705	163,133
AMERIGROUP Corp.†	1,060	29,192
Centene Corp.†	2,099	37,824
CIGNA Corp.	9,683	170,324
Coventry Health Care, Inc.†	10,440	135,094
Humana, Inc.†	4,600	119,968
UnitedHealth Group, Inc.	7,200	150,696
WellPoint, Inc.†	735	27,908
		834,139

Security Description	Shares	Market Value (Note 2)
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,712	$47,063
LHC Group, Inc.†	1,447	32,239
		79,302
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,133	39,700
Suzuken Co., Ltd.(1)	1,900	49,565
		89,265
Metal Processors & Fabrication — 0.0%
Ampco-Pittsburgh Corp.	1,439	19,081
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	969	22,403
Metal-Copper — 0.4%
Antofagasta PLC(1)	48,209	347,952
New Gold, Inc.†	4,105	7,945
Southern Copper Corp.	23,100	402,402
		758,299
Metal-Diversified — 0.0%
Hecla Mining Co.†	9,309	18,618
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	9,228	167,580
Mining — 0.2%
AngloGold Ashanti, Ltd. ADR	488	17,939
Cia de Minas Buenaventura SA ADR	4,468	107,143
Eldorado Gold Corp.†	1,826	16,434
Gold Fields, Ltd. ADR	678	7,688
Goldcorp, Inc.	1,081	36,019
Golden Star Resources, Ltd.†	4,415	6,446
Harmony Gold Mining Co Ltd ADR†	838	9,168
IAMGOLD Corp.	1,811	15,484
Kinross Gold Corp.	1,429	25,536
Northgate Minerals Corp.†	5,504	7,375
Randgold Resources, Ltd. ADR	456	24,784
Real Gold Mining, Ltd.†(11)	19,500	15,297
Silver Wheaton Corp.†	10,278	84,588
Zhaojin Mining Industry Co., Ltd., Class H(1)	20,500	29,103
		403,004
Miscellaneous Manufacturing — 0.0%
Glory, Ltd.(1)	3,000	53,470
John Bean Technologies Corp.	2,305	24,110
		77,580
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	1,209	26,163
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,707	25,208
Multimedia — 0.6%
FactSet Research Systems, Inc.	786	39,292
The Walt Disney Co.	9,545	173,337
Time Warner, Inc.	17,886	345,200
Vivendi(1)	17,693	467,496

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Multimedia (continued)
WPP PLC(1)	12,604	$70,873
		1,096,198
Networking Products — 0.6%
3Com Corp.†	19,566	60,459
Acme Packet, Inc.†	9,387	56,979
Black Box Corp.	1,407	33,219
Cisco Systems, Inc.†(13)	56,836	953,140
Juniper Networks, Inc.†	3,475	52,333
Starent Networks Corp.†	1,243	19,652
		1,175,782
Non-Ferrous Metals — 0.0%
Cameco Corp.	1,438	24,690
Denison Mines Corp.†	3,000	2,189
Energy Resources of Australia, Ltd.(1)	1,252	18,509
Uex Corp.†	4,300	2,831
Uranium One, Inc.†	6,859	13,873
USEC, Inc.†	3,556	17,069
		79,161
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	9,600	280,029
Pitney Bowes, Inc.	6,932	161,862
		441,891
Office Furnishings-Original — 0.1%
Steelcase, Inc., Class A	19,500	97,695
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	5,420	143,088
Noble Corp.	4,051	97,588
Patterson-UTI Energy, Inc.	6,685	59,898
Unit Corp.†	4,111	86,002
		386,576
Oil Companies-Exploration & Production — 0.7%
Bronco Energy, Ltd.†	1,487	578
Canadian Oil Sands Trust(18)	1,290	24,812
CNOOC, Ltd.(1)	72,000	71,665
Comstock Resources, Inc.†	922	27,475
Connacher Oil and Gas, Ltd.†	4,742	2,783
Devon Energy Corp.	1,117	49,919
Energy XXI Bermuda, Ltd.	12,165	4,562
Gazprom OAO(1)	26,296	103,009
INPEX Corp.(1)	6	41,307
Mariner Energy, Inc.†	3,406	26,396
McMoRan Exploration Co.†	1,981	9,311
Nexen, Inc.	5,018	85,093
Occidental Petroleum Corp.	7,789	433,458
Oilsands Quest, Inc.†	4,066	2,927
OPTI Canada, Inc.†	1,640	1,279
Petroleum Development Corp.†	3,402	40,178
Questar Corp.	11,526	339,210
Rosetta Resources, Inc.†	3,125	15,469
Swift Energy Co.†	1,442	10,527
UTS Energy Corp.†	5,785	7,800
Vaalco Energy, Inc.†	5,265	27,852
		1,325,610

Security Description	Shares	Market Value (Note 2)
Oil Companies-Integrated — 5.3%
BG Group PLC(1)	11,996	$181,826
BP PLC(1)	94,143	630,051
Chevron Corp.(13)	26,343	1,771,303
China Petroleum & Chemical Corp.(1)	411,000	263,670
ConocoPhillips	14,640	573,302
ENI SpA(1)	23,932	460,774
Exxon Mobil Corp.(13)	48,893	3,329,613
Hess Corp.	1,967	106,611
LUKOIL(1)	4,817	184,088
Marathon Oil Corp.	15,215	400,002
Petroleo Brasileiro SA ADR (New York)	12,395	303,678
Petroleo Brasileiro SA ADR (Frankfurt)	7,896	240,591
Repsol YPF SA(1)	5,025	86,802
Rosneft Co. GDR†	15,075	64,672
Royal Dutch Shell PLC, Class A(1)	8,518	191,533
Royal Dutch Shell PLC, Class B(1)	28,567	626,169
Sasol, Ltd. ADR	1,240	35,898
StatoilHydro ASA(1)	33,718	589,356
Suncor Energy, Inc.	1,394	30,961
Total SA(1)	4,998	247,880
		10,318,780
Oil Field Machinery & Equipment — 0.2%
Dresser-Rand Group, Inc.†	13,247	292,759
Wellstream Holdings PLC(1)	11,512	71,151
		363,910
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.†	4,161	23,052
Sunoco, Inc.	8,769	232,203
Tesoro Corp.	17,282	232,789
Valero Energy Corp.	7,570	135,503
		623,547
Oil-Field Services — 0.1%
Basic Energy Services, Inc.†	4,170	26,980
Core Laboratories NV	752	55,016
Halliburton Co.	1,794	27,753
Key Energy Services, Inc.†	5,288	15,229
Matrix Service Co.†	2,558	21,027
Oil States International, Inc.†	993	13,326
Trico Marine Services, Inc.†	2,050	4,305
Willbros Group, Inc.†	2,218	21,515
		185,151
Paper & Related Products — 0.1%
Aracruz Celulose SA ADR	588	3,881
Clearwater Paper Corp.†	158	1,269
Grupo Empresarial Ence, SA(1)	2,673	7,303
Hokuetsu Paper Mills, Ltd.(1)	4,500	19,396
Holmen AB(1)	931	15,461
International Paper Co.	2,222	15,643
MeadWestvaco Corp.	1,571	18,836
OJI Paper Co., Ltd.(1)	8,000	32,677
Portucel Empresa Produtora de Pasta e Papel SA(1)	10,554	20,252
Potlatch Corp.	634	14,703

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Paper & Related Products (continued)
Sappi, Ltd. ADR	2,375	$4,631
Stora Enso Oyj, Class R†(1)	4,050	14,340
Svenska Cellulosa AB, Class B(1)	2,912	22,108
UPM-Kymmene Oyj(1)	2,425	13,988
Votorantim Celulose e Papel SA ADR†	1,414	6,193
Wausau Paper Corp.	1,967	10,346
		221,027
Patient Monitoring Equipment — 0.0%
Somanetics Corp.†	1,960	29,753
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,638	121,796
SXC Health Solutions Corp.†	1,006	21,743
		143,539
Pollution Control — 0.0%
Fuel Tech, Inc.†	3,920	41,003
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	15,952
China High Speed Transmission Equipment Group Co., Ltd.(1)	26,000	37,356
Conergy AG†(1)	893	796
Energy Conversion Devices, Inc.†	492	6,529
Evergreen Solar, Inc.†	2,900	6,177
Gamesa Corp. Tecnologica SA(1)	1,822	23,375
Solon SE†(1)	307	3,932
SunPower Corp., Class A†	677	16,099
Suntech Power Holdings Co., Ltd. ADR†	1,000	11,690
Vestas Wind Systems A/S†(1)	937	41,379
		163,285
Precious Metals — 0.2%
Coeur d'Alene Mines Corp.†	18,689	17,568
Gammon Gold, Inc.†	1,448	9,369
Minefinders Corp.†	1,430	11,011
Umicore(1)	16,274	299,971
		337,919
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,393	17,719
Nissha Printing Co., Ltd.(1)	800	25,639
		43,358
Protection/Safety — 0.0%
Landauer, Inc.	641	32,486
Public Thoroughfares — 0.0%
Macquarie Infrastructure Group(1)	37,425	38,382
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	2,079	61,913
Reed Elsevier PLC(1)	12,080	86,683
		148,596

Security Description	Shares	Market Value (Note 2)
Publishing-Newspapers — 0.0%
Daily Mail & General Trust(1)	10,577	$35,448
Real Estate Investment Trusts — 0.6%
Agree Realty Corp.	1,570	24,633
Corio NV(1)	3,955	163,341
Digital Realty Trust, Inc.	1,800	59,724
Entertainment Properties Trust	1,373	21,639
HCP, Inc.	8,100	144,585
Home Properties, Inc.	633	19,401
Inland Real Estate Corp.	2,925	20,738
Lexington Realty Trust	4,298	10,229
LTC Properties, Inc.	3,239	56,812
National Health Investors, Inc.	2,209	59,356
Nationwide Health Properties, Inc.	2,812	62,398
NorthStar Realty Finance Corp.	5,333	12,373
Omega Healthcare Investors, Inc.	1,676	23,598
PS Business Parks, Inc.	2,150	79,228
Plum Creek Timber Co., Inc.	1,036	30,116
Ramco-Gershenson Properties Trust	2,142	13,816
Rayonier, Inc.	828	25,022
Saul Centers, Inc.	809	18,583
Simon Property Group, Inc.	2,200	76,208
SL Green Realty Corp.	1,206	13,025
The Link REIT(1)	24,000	47,455
Unibail-Rodamco(1)	394	56,059
Universal Health Realty Income Trust	1,524	44,547
Urstadt Biddle Properties, Inc., Class A	3,484	46,755
		1,129,641
Real Estate Operations & Development — 0.1%
China Overseas Land & Investment, Ltd.(1)	22,000	34,540
Hongkong Land Holdings, Ltd.(1)	12,000	27,390
Wheelock and Co., Ltd.(1)	20,000	33,655
		95,585
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	1,890	36,609
Research & Development — 0.0%
Silex Systems, Ltd.†(1)	2,478	7,337
Retail-Apparel/Shoe — 0.5%
Aeropostale, Inc.†	1,015	26,958
AnnTaylor Stores Corp.†	4,487	23,332
Charlotte Russe Holding, Inc.†	2,657	21,655
Dress Barn, Inc.†	3,577	43,961
Foot Locker, Inc.	12,998	136,219
Genesco, Inc.†	3,738	70,387
Gymboree Corp.†	1,800	38,430
Jos. A. Bank Clothiers, Inc.†	999	27,782
Next PLC(1)	13,294	250,706
Phillips-Van Heusen Corp.	2,862	64,910
Point, Inc.(1)	1,690	76,213
The Buckle, Inc.	3,319	105,976
The Gap, Inc.	5,800	75,342
		961,871

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Building Products — 0.1%
Home Depot, Inc.	6,000	$141,360
Lowe's Cos., Inc.	7,200	131,400
		272,760
Retail-Consumer Electronics — 0.1%
Carphone Warehouse Group PLC(1)	71,523	128,840
RadioShack Corp.	9,010	77,216
		206,056
Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.(1)	1,600	48,803
Lawson, Inc.(1)	800	32,992
		81,795
Retail-Discount — 0.7%
BJ's Wholesale Club, Inc.†	6,847	219,036
Dollar Tree, Inc.†	5,796	258,212
Wal-Mart Stores, Inc.	17,925	933,892
		1,411,140
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	573	20,662
Retail-Major Department Stores — 0.1%
Home Retail Group PLC(1)	9,203	29,461
Hyundai Department Store Co., Ltd.(1)	1,777	92,226
TJX Cos., Inc.	5,901	151,302
		272,989
Retail-Office Supplies — 0.1%
OfficeMax, Inc.	7,415	23,135
Staples, Inc.	6,400	115,904
		139,039
Retail-Pawn Shops — 0.0%
Ezcorp, Inc., Class A†	4,308	49,844
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	2,977	49,061
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	761	24,070
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	10,450	93,005
Retail-Restaurants — 0.7%
AFC Enterprises, Inc.†	4,991	22,509
Brinker International, Inc.	2,597	39,215
CEC Entertainment, Inc.†	2,174	56,263
Domino's Pizza, Inc.†	2,776	18,183
McDonald's Corp.	14,269	778,659
Yum! Brands, Inc.	13,121	360,565
		1,275,394
Retail-Sporting Goods — 0.0%
China Dongxiang Group Co.(1)	182,000	66,942
Rubber-Tires — 0.2%
Bridgestone Corp.(1)	24,800	358,138
Rubber/Plastic Products — 0.0%
Ansell, Ltd.(1)	10,328	61,628

Security Description	Shares	Market Value (Note 2)
Satellite Telecom — 0.0%
GeoEye, Inc.†	825	$16,294
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	5,000	45,950
Flushing Financial Corp.	3,626	21,828
Hudson City Bancorp, Inc.	2,900	33,901
WSFS Financial Corp.	805	18,000
		119,679
Schools — 0.2%
DeVry, Inc.	1,349	64,995
ITT Educational Services, Inc.†	1,599	194,150
Strayer Education, Inc.	146	26,261
		285,406
Sector Fund-Technology — 0.0%
Uranium Participation Corp.†	1,900	9,193
Security Services — 0.0%
Secom Co., Ltd.(1)	1,000	37,017
Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas†(1)	19,766	228,938
ION Geophysical Corp.†	12,168	18,982
		247,920
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	7,732	28,067
Global Unichip Corp.(1)	12,000	52,901
Greatek Electronics, Inc.(1)	108,100	77,761
Integrated Device Technology, Inc.†	5,073	23,082
Micrel, Inc.	3,505	24,675
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	133,378	203,096
		409,582
Semiconductor Equipment — 0.1%
Veeco Instruments, Inc.†	14,307	95,428
Silver Mining — 0.0%
Pan American Silver Corp.†	813	14,162
Silver Standard Resources, Inc.†	591	9,527
		23,689
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,200	62,676
Reckitt Benckiser Group PLC(1)	3,626	136,465
		199,141
Software Tools — 0.2%
VMware, Inc. Class A†	13,606	321,374
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	5,819	19,202
Northwest Pipe Co.†	659	18,762
Vallourec SA(1)	892	82,694
Valmont Industries, Inc.	639	32,084
		152,742
Steel-Producers — 0.7%
AK Steel Holding Corp.	1,697	12,083
ArcelorMittal(1)	29,971	606,591

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Steel-Producers (continued)
BlueScope Steel, Ltd.(1)	57,733	$103,572
JFE Holdings, Inc.(1)	2,600	57,449
Nucor Corp.	4,600	175,582
POSCO(1)	477	126,731
Schnitzer Steel Industries, Inc., Class A	3,046	95,614
Voestalpine AG(1)	10,903	142,866
		1,320,488
Sugar — 0.1%
Cosan, Ltd., Class A†	12,240	29,988
Suedzucker AG(1)	11,535	222,519
		252,507
Telecom Services — 0.2%
Embarq Corp.	3,282	124,224
Globe Telecom, Inc.(1)	3,830	66,084
NeuStar, Inc., Class A†	3,744	62,712
NTELOS Holdings Corp.	1,731	31,400
Premiere Global Services, Inc.†	4,407	38,870
Telekomunikasi Indonesia Tbk PT(1)	77,500	50,691
Telekomunikasi Indonesia Tbk PT ADR	1,680	43,176
		417,157
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	13,754	101,367
Comtech Telecommunications Corp.†	1,750	43,348
Nice Systems, Ltd. ADR†	1,869	46,463
		191,178
Telephone-Integrated — 2.4%
AT&T, Inc.(13)	45,688	1,151,338
Atlantic Tele-Network, Inc.	1,855	35,579
Belgacom SA(1)	1,929	60,419
CenturyTel, Inc.	4,600	129,352
Cincinnati Bell, Inc.†	16,753	38,532
ENTEL Chile SA	8,131	93,468
France Telecom SA(1)	32,273	733,919
KDDI Corp.(1)	119	561,536
Koninklijke (Royal) KPN NV(1)	6,891	92,155
Nippon Telegraph and Telephone Corp.(1)	17,200	653,278
Swisscom AG(1)	164	46,013
Telefonica SA(1)	7,055	140,903
Telekom Austria AG(1)	2,238	33,821
Telephone and Data Systems, Inc.	1,979	52,463
Verizon Communications, Inc.	29,551	892,440
		4,715,216
Television — 0.2%
CTC Media, Inc.†	6,512	29,695
Mediaset SpA(1)	66,627	297,648
		327,343
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,417	8,363

Security Description	Shares	Market Value (Note 2)
Theaters — 0.0%
National CineMedia, Inc.	1,879	$24,765
Therapeutics — 0.1%
Isis Pharmaceuticals, Inc.†	2,033	30,515
NPS Pharmaceuticals, Inc.†	3,993	16,771
Onyx Pharmaceuticals, Inc.†	764	21,812
Osiris Therapeutics, Inc.†	1,773	24,467
Questcor Pharmaceuticals, Inc.†	5,993	29,486
		123,051
Tobacco — 0.6%
Altria Group, Inc.(13)	14,724	235,879
British American Tobacco PLC(1)	4,419	102,322
Japan Tobacco, Inc.(1)	11	29,377
KT&G Corp.(1)	883	48,627
Philip Morris International, Inc.	15,644	556,614
Reynolds American, Inc.	1,497	53,652
Swedish Match AB†(1)	13,790	199,356
		1,225,827
Toys — 0.3%
Hasbro, Inc.	7,623	191,108
Jakks Pacific, Inc.†	2,188	27,022
Marvel Entertainment, Inc.†	3,023	80,261
Mattel, Inc.	6,630	76,444
Nintendo Co., Ltd.(1)	500	146,667
		521,502
Transport-Marine — 0.3%
D/S Norden(1)(11)	1,958	54,809
Knightsbridge Tankers, Ltd.	1,809	26,321
Overseas Shipholding Group, Inc.	1,251	28,360
Teekay Tankers, Ltd. Class A	2,050	19,496
Tidewater, Inc.(13)	14,615	542,655
		671,641
Transport-Rail — 0.3%
Central Japan Railway Co.(1)	54	303,636
CSX Corp.	5,318	137,471
Norfolk Southern Corp.	5,680	191,700
		632,807
Transport-Services — 0.3%
ComfortDelgro Corp., Ltd.(1)	162,000	144,959
FedEx Corp.	6,700	298,083
National Express Group PLC(1)	6,404	13,870
Ryder System, Inc.	6,017	170,341
		627,253
Travel Services — 0.2%
Thomas Cook Group PLC(1)	89,858	308,969
TUI Travel PLC(1)	25,430	83,533
		392,502
Venture Capital — 0.1%
3i Group PLC(1)	44,561	172,803
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	6,430	96,321

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Water — 0.1%
American States Water Co.	608	$22,082
Aqua America, Inc.	1,747	34,940
California Water Service Group	568	23,776
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,256	26,816
Consolidated Water Co., Inc.	573	6,217
Pico Holdings, Inc.†	1,486	44,684
Severn Trent PLC(1)	2,052	29,098
SJW Corp.	679	17,267
Southwest Water Co.	1,263	5,431
Veolia Environnement(1)	2,092	43,595
		253,906
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†(1)	86,000	1,982
Energy Recovery, Inc.†	3,387	25,741
Epure International, Ltd.(1)	9,000	1,748
Hyflux, Ltd.(1)	9,000	9,775
Kurita Water Industries, Ltd.(1)	3,500	67,341
Nalco Holding Co.	1,896	24,781
		131,368
Web Portals/ISP — 0.3%
EarthLink, Inc.†	5,775	37,942
Google, Inc., Class A†	835	290,630
Sohu.com, Inc.†	4,317	178,335
United Online, Inc.	4,835	21,564
		528,471
Wire & Cable Products — 0.1%
General Cable Corp.†	1,914	37,936
Prysmian SpA(1)	23,907	238,044
		275,980
Wireless Equipment — 0.1%
Airvana, Inc.†	4,161	24,342
Nokia Ojy(1)	5,954	69,705
Novatel Wireless, Inc.†	2,726	15,320
QUALCOMM, Inc.	2,493	97,002
		206,369
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,690	19,852
Total Common Stock (cost $172,634,802)		120,699,769
PREFERRED STOCK — 0.2%
Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais ADR	7,174	106,032
Finance-Commercial — 0.0%
Preferred Blocker, Inc. 7.00%*(11)	38	7,566
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	19
Steel-Producers — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	9,328	118,623

Security Description	Shares/ Principal Amount(24)	Market Value (Note 2)
Telephone-Integrated — 0.0%
Telecomunicacoes de Sao Paulo SA ADR	2,922	$60,719
Total Preferred Stock (cost $446,294)		292,959
RIGHTS — 0.0%
Diversified Banking Institutions — 0.0%
HSBC Holdings PLC† (cost $0)	4,008	8,109
WARRANTS — 0.0%
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc. Expires 10/15/18†(14) (cost $0)	88	0
ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Advanta Business Card Master Trust, Series 2004-C1, Class C 1.60% due 09/20/13(3)(14)	$65,000	7,599
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(11)(14)	2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.28% due 02/14/43(4)(17)	50,000	32,413
Banc America Funding Corp. Series 2006-D, Class 6A1 5.94% due 05/20/36(6)(17)	3,030	1,509
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.11% due 07/10/45*(4)(7)(17)	2,455,630	11,054
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.14% due 11/10/42*(4)(7)(14)(17)	5,186,999	8,554
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.23% due 11/10/41*(4)(7)(17)	1,530,988	13,351
Banc of America Commercial Mtg., Inc. Series 2005-6, Class A2 5.17% due 09/10/47(4)	67,000	61,529
Banc of America Commercial Mtg., Inc. Series 2007-2, Class A2 5.63% due 04/10/49(4)	29,000	23,685
Banc of America Large Loan, Series 2005-MIB1, Class K 2.56% due 03/15/22*(3)(4)(11)	93,000	35,609
Banc of America Mtg. Securities Inc., Series 2005-E, Class 2IO 0.30% due 06/25/35(6)(7)(14)	815,207	2,197
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	38,644

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.82% due 04/25/35*(3)(4)(14)	$22,890	$14,421
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 1.60% due 11/25/35*(4)(7)(14)	403,596	20,796
Bayview Commercial Asset Trust, Series 2004-3, Class IO 2.15% due 01/25/35*(4)(7)(14)	90,058	2,751
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.15% due 04/25/35*(4)(7)(14)	127,261	4,391
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.91% due 08/28/44(3)	29,095	25,551
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 1.12% due 12/25/39*(3)(14)	35,074	22,096
Bayview Financial Asset Trust Series 2003-SSRA, Class A 1.22% due 10/25/38*(3)(14)	19,217	13,452
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 4.98% due 09/25/34(6)(17)	3,568	2,124
Bear Stearns Alt-A Trust Series 2006-6, Class 2A1 5.88% due 11/25/36(6)(17)	30,594	13,940
Bear Stearns Alt-A Trust Mtg Pass Thru Certs. Series 2006-5, Class 2A2 6.25% due 08/25/36(6)	61,021	25,639
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.97% due 09/25/35(3)	20,786	17,218
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 1.11% due 06/25/43(3)	32,035	24,643
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.08% due 12/11/40*(4)(7)(17)	6,368,502	17,108
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(4)	32,000	24,630
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(4)(17)	32,000	26,530
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(4)	15,886	16,060
Citigroup Mtg. Loan Trust, Inc. Series 2007-6, Class 2A5 6.13% due 05/25/37(6)(7)(9)	105,987	7,076

Security Description	Principal Amount(24)	Market Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.09% due 12/11/49*(4)(7)(17)	$1,522,702	$7,493
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(4)	92,359	78,635
Commercial Mtg. Pass Through Certs. 0.05% due 06/10/44(7)	3,642,286	15,032
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(4)(11)	688,000	532,580
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.13% due 05/10/43*(4)(7)(17)	1,726,375	10,407
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 1.06% due 07/16/34*(3)(4)	46,000	38,589
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.45% due 07/10/37(4)(17)	52,000	43,843
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.76% due 02/05/19*(4)(11)(17)	19,000	7,254
Commercial Mtg. Trust, Pass Through Certs, Series 2006-C8, Class XS 0.05% due 12/10/46(7)	2,182,089	14,914
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 3.31% due 12/01/33(3)	118,000	36,690
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	13,020	10,576
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	149,808	102,779
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	231,056	140,786
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/32	7,574	5,055
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	39,598	28,987
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/25/33	4,000	1,690

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	$22,315	$12,605
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	55,980	28,693
Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/25/33(7)	88,853	7,097
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 0.74% due 07/20/35(6)(7)(14)	500,881	6,085
Countrywide Alternative Loan Trust Series 2006-45T1, Class 2A2 6.00% due 02/25/37(6)	25,292	13,262
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A5 7.08% due 03/25/34(6)(7)(9)	22,621	1,456
Countrywide Asset-Backed Certs. Series 2004-6, Class 2A5 0.91% due 11/25/34(3)	3,712	2,458
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(6)	43,400	44,768
Credit Suisse First Boston Mtg. Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(4)(11)	44,000	28,213
Credit Suisse Mtg. Capital Certificates, Series 2007-C1, Class AX 0.11% due 02/15/40*(4)(7)(17)	870,730	4,921
Credit Suisse Mtg. Capital Certificates Series 2006-C4, Class AX 0.13% due 09/15/39*(4)(7)(17)	497,189	4,655
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.15% due 12/15/39(4)(7)(17)	1,401,814	13,569
Credit Suisse Mtg. Capital Certificates Series 2007-C4, Class A2 6.00% due 08/15/39(4)(17)	14,000	10,614
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.55% due 05/15/38*(4)(7)(17)	1,160,830	48,577

Security Description	Principal Amount(24)	Market Value (Note 2)
Diversified Financial Services (continued)
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.90% due 12/16/35*(4)(7)(17)	$1,729,453	$16,172
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 1.26% due 11/15/19*(3)(4)	50,000	33,920
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.46% due 09/15/20*(3)(4)	20,440	11,291
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.51% due 11/15/19*(3)(4)	50,000	28,778
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(11)(14)	8,553	0
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(4)	50,000	40,357
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	62,917	63,419
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.81% due 02/18/19*(4)(11)(12)	42,141	29,304
First Horizon Alternative Mtg. Securities Series 2005-AA10, Class 2A1 5.72% due 12/25/35(3)(6)	22,683	10,402
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.09% due 07/10/45*(4)(7)(17)	11,451,627	36,125
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(7)	8,835,445	33,799
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 0.10% due 05/10/43(7)	3,102,975	26,584
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.36% due 07/15/29(4)(7)(17)	310,913	13,698
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(4)	25,000	22,800
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 8.18% due 08/15/36(4)(17)	34,000	33,031
Granite Mtg. PLC, Series 2003-3, Class 1C 3.59% due 01/20/44(3)(6)(14)	19,351	2,322

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 03/01/30(14)	$5,000	$4,093
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	9,230	7,315
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 09/15/16	11,311	9,579
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	2,025	1,372
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	17,559	15,268
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	10,816
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	5,520
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	18,659	15,438
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	35,176	26,510
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30	147,420	96,573
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	56,450	48,715
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	38,651	25,614
Greenpoint Mtg. Funding Trust, Series 2005-AR1, Class X1 0.00% due 06/25/45(6)(7)(14)	146,187	2,924
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.09% due 04/10/37*(4)(7)(17)	5,488,976	13,746
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(4)	26,000	20,342
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(4)	26,000	22,814
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.35% due 01/10/40*(4)(7)(17)	1,009,694	18,176
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.38% due 10/10/28*(4)(7)(17)	763,866	4,050

Security Description	Principal Amount(24)	Market Value (Note 2)
Diversified Financial Services (continued)
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(6)	$25,489	$24,667
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(6)	31,333	29,171
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(6)	23,721	23,214
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(6)	39,411	37,224
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(6)	11,573	11,056
HSBC Asset Loan Obligation Pass Thru Certs. Series 2007-AR1, Class 2A1 6.11% due 01/25/37(6)(17)	64,944	31,931
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.40% due 09/10/22*(3)(4)(11)(14)	72,000	29,412
Indymac Index Mtg. Loan Trust Series 2005-AR31, Class 3A1 5.53% due 01/25/36(6)(17)	77,038	38,612
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.12% due 08/15/42*(4)(7)(17)	3,943,415	19,223
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.14% due 09/12/37*(4)(7)(17)	2,162,048	12,805
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.64% due 05/15/47(4)(7)(17)	1,246,984	21,657
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(4)	32,000	28,580
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LD12, Class AM 6.26% due 08/15/17(4)(17)	10,000	4,043
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(4)(11)	25,000	24,292
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(4)(14)	27,000	18,360
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	4,930

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	$191,000	$145,282
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.13% due 02/15/41*(4)(7)(17)	5,188,299	33,734
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.17% due 09/15/40*(4)(7)(17)	2,491,036	22,439
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.17% due 11/15/40*(4)(7)(17)	4,928,596	26,673
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.18% due 04/15/40*(4)(7)(17)	4,516,520	30,887
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.23% due 07/15/40*(4)(7)(17)	1,381,883	19,091
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.29% due 04/15/37*(4)(7)(17)	103,837	1,739
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	17,576
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(4)	35,000	27,410
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	810
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.36% due 07/15/18*(3)(4)(11)	19,000	8,811
Lehman Mtg. Trust, Series 2007-4, Class 2A2 6.15% due 04/25/37(6)(9)	118,844	8,460
Lehman Mtg. Trust, Series 2006-5, Class 2A2 6.63% due 09/25/36(6)(7)(9)	115,831	10,331
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	49,478	29,280
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 1.25% due 12/20/24*(3)(11)(12)	9,480	8,575

Security Description	Principal Amount(24)	Market Value (Note 2)
Diversified Financial Services (continued)
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(6)(7)(14)	$146,233	$292
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 0.38% due 04/25/34(6)(7)	48,237	701
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 5.41% due 08/25/34(6)(17)	7,379	4,160
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(6)	33,891	35,469
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(6)	37,206	32,775
Merit Securities Corp., Series 11PA, Class 3A1 1.14% due 04/28/27*(3)(6)(11)	66,446	42,767
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.16% due 12/12/49(3)(6)(7)	2,721,182	23,111
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44	1,096,579	5,582
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35(17)	3,894	229
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.16% due 06/12/43*(4)(7)(17)	2,264,405	19,189
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	117,000	113,018
Mezz Capital Commercial Mtg. Trust, Series 2006-CA, Class X 5.47% due 12/15/16(14)	260,387	26,852
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(14)	170,738	19,635
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19(14)	150,389	19,551
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,414	6,296
Morgan Stanley Capital I Series 2008-T29, Class A3 6.46% due 01/11/15(4)(17)	39,000	26,753

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(4)	$41,000	$33,656
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(4)	41,576	34,216
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 4.77% due 09/25/35(6)(17)	137,711	65,050
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.19% due 06/18/30(4)(14)(17)	27,000	16,200
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	1,694	1,469
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	5,739	5,344
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33	28,453	22,904
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.21% due 02/25/35*(6)(17)	40,627	34,799
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	84,185	54,433
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(7)(14)	100,645	3,142
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(7)(14)	82,874	3,547
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(14)	62,810	40,124
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	37,078	20,394
Oakwood Mtg Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27	16,136	11,143
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	4,792	4,644
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	20,701
Pillar Funding PLC, Series 2004-1A, Class C1 2.32% due 06/15/11*(3)(11)(14)	101,000	93,643
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(6)	62,612	62,488

Security Description	Principal Amount(24)	Market Value (Note 2)
Diversified Financial Services (continued)
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(11)(14)	$4,095	$20
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(6)	24,680	14,432
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 6.17% due 04/25/37(6)(7)(9)	122,296	11,851
SACO I Trust, Series 2005-10, Class 1A 0.78% due 06/25/36(3)	35,473	16,864
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(4)(11)(14)	50,000	30,500
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 1.11% due 01/25/35(6)(7)(14)(17)	200,305	2,364
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.26% due 05/25/35(6)(7)(14)(17)	531,250	9,031
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 5.23% due 07/25/34(6)(17)	2,494	1,144
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/15(3)(6)	43,732	20,157
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.87% due 06/25/34*(3)(6)(14)	39,874	25,121
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 07/30/37*(6)(7)(14)	1,406,209	28,729
Structured Asset Securities Corp., Series 2007-4, Class 1A3 5.73% due 10/28/16*(6)(7)(9)	1,406,209	135,410
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 10/15/27*(11)(14)	86,000	30,960
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.14% due 04/15/42*(4)(7)(17)	5,242,325	33,361
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(4)(11)(14)	65,000	32,500
Total Asset Backed Securities (cost $6,842,645)		4,614,716

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.0%
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 1.00% due 10/15/12 (cost $16,295)	$20,000	$14,175
CORPORATE BONDS & NOTES — 4.9%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	45,000	38,025
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	12,806
Advertising Sales — 0.0%
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	5,000	3,600
Advertising Services — 0.0%
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(19)	13,000	1,690
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	60,000	56,850
		58,540
Aerospace/Defense — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	19,000
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	30,000	5,100
		24,100
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Notes 6.13% due 07/15/38	55,000	55,838
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	20,000	19,600
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	35,000	34,300
		53,900
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	8,100
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	12,150

Security Description	Principal Amount(24)	Market Value (Note 2)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 981A 6.65% due 09/15/17	$24,345	$19,233
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	6,027	4,821
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21	27,423	19,196
United Airlines, Inc. Pass Through Certs. Series 071A 6.64% due 07/02/22	13,965	9,357
		72,857
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 5.70% due 12/15/14(3)	35,000	23,275
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	23,250
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	30,100
		76,625
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	65,000	61,429
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,000	4,530
		65,959
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	5,000	1,000
Tenneco, Inc. Senior Sec. Notes 10.25% due 07/15/13	3,000	1,590
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	45,000	35,100
		37,690
Banks-Commercial — 0.0%
Independence Community Bank Corp. Sub. Notes 3.35% due 06/20/13(3)	50,000	37,645
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/37(3)	15,000	5,885

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Banks-Fiduciary (continued)
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	$10,000	$10,207
		16,092
Banks-Money Center — 0.0%
BankAmerica Capital III Notes 1.66% due 01/15/27(3)	35,000	11,600
Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 1.57% due 09/10/09(3)	20,000	19,372
Fleet Capital Trust V Bank Guar. Notes 2.31% due 12/18/28(3)	45,000	13,915
Wachovia Corp. Senior Notes 5.50% due 05/01/13	75,000	69,154
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	50,000	46,602
Wells Fargo Capital XV Jr. Sub. Notes 9.75% due 09/26/13(3)(16)	25,000	18,500
		167,543
Beverages-Non-alcoholic — 0.0%
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	20,000	20,211
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*(11)	25,000	26,196
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(11)	25,000	24,531
		50,727
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc. Senior Notes 5.50% due 09/15/14	10,000	1,500
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	20,000	6,325
		7,825
Building & Construction Products-Misc. — 0.0%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	35,550
Builders FirstSource, Inc. Senior Sec. Notes 5.48% due 02/15/12(3)	40,000	5,600

Security Description	Principal Amount(24)	Market Value (Note 2)
Building & Construction Products-Misc. (continued)
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	$120,000	$12,000
Nortek, Inc. Senior Notes 10.00% due 12/01/13	5,000	2,087
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(8)	30,000	1,800
		57,037
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	45,000	33,975
Building-Residential/Commercial — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	9,550
Cable/Satellite TV — 0.3%
CCH I LLC/CCH II Capital Corp. Senior Sec. Notes 11.00% due 10/01/15†(2)(23)	5,000	538
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(2)(23)	45,000	40,500
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(2)(23)	35,000	31,150
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(2)(23)	10,000	8,350
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	43,369
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	37,518
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	9,312
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	14,932
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	101,062
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	39,700
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	70,687

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DirecTV Holdings LLC/DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	$5,000	$4,900
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	13,425
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	110,000	106,150
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	27,825
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	4,592
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	4,694
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	18,071
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	25,490
		602,265
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000	13,500
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12(19)	25,000	6,250
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(2)(23)	30,000	2,400
		22,150
Cellular Telecom — 0.1%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	50,000	53,425
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	23,812
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/12*	5,000	4,813
iPCS, Inc. Senior Sec. Notes 3.30% due 05/01/13(3)	15,000	11,250
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	50,000	48,500
New Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	16,450

Security Description	Principal Amount(24)		Market Value (Note 2)
Cellular Telecom (continued)
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*(11)		$50,000	$50,042
			208,292
Chemicals-Diversified — 0.0%
Dow Chemical Pass Through Trust Pass Through Certs. 4.03% due 09/30/09*		50,000	49,432
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 9.75% due 11/15/14		25,000	5,500
Chemicals-Specialty — 0.1%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14		20,000	8,200
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14		50,000	14,750
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	50,000	50,487
			73,437
Coal — 0.1%
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13		95,000	86,925
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16		15,000	13,350
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16		90,000	89,100
			189,375
Commercial Services — 0.1%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15		80,000	73,600
Ceridian Corp. Senior Notes 11.25% due 11/15/15		40,000	16,800
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16		85,000	78,625
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/13		20,000	18,600
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18		15,000	14,887
			202,512
Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16		25,000	24,813

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Computer Services — 0.0%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$30,000	$17,400
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	12,180
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	23,800
Unisys Corp. Senior Notes 12.50% due 01/15/16	10,000	2,613
		55,993
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	9,188
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	28,175
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15†(2)(23)	10,000	2,500
Spectrum Brands, Inc. Senior Notes 11.00% due 10/02/13†(2)(23)	25,000	6,875
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	16,500
		54,050
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 5.84% due 02/15/15(3)	25,000	18,125
Clondalkin Acquisition BV Senior Sec. Notes 3.32% due 12/15/13*(3)(11)	75,000	47,062
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(2)(23)	15,000	1,875
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.38% due 07/01/12†(2)(23)	10,000	1,263
		68,325
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc. Senior Notes 6.00% due 05/15/37	6,000	4,627
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	13,000	12,861
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	14,033
		26,894

Security Description	Principal Amount(24)	Market Value (Note 2)
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	$45,000	$34,200
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	24,800
		59,000
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	19,887
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	50,000	43,157
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	45,000	41,351
GMAC LLC Company Guar. Notes 6.88% due 08/28/12*(11)	104,000	69,843
GMAC LLC Company Guar. Notes 7.00% due 02/01/12*(11)	18,000	12,433
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*(11)	16,000	13,442
GMAC LLC Senior Notes 6.63% due 05/15/12*(11)	3,000	2,013
GMAC LLC Senior Notes 12/23/2008 144a 6.75% due 12/01/14*(11)	39,000	22,665
GMAC LLC Senior Notes 3.46% due 12/01/14*(3)(11)	6,000	3,000
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	50,000	50,504
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	45,000	44,123
Morgan Stanley Senior Notes 0.65% due 01/15/10(3)	100,000	95,516
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	22,835
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	16,909
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	15,000	14,967
		472,645
Diversified Financial Services — 0.2%
Citigroup Inc Senior Notes 1.42% due 06/09/09(3)	105,000	102,895

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 1.43% due 05/11/16(3)	$45,000	$29,350
General Electric Capital Corp. Sub. Debentures 6.38% due 11/15/67(3)	90,000	43,702
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000	114,183
		290,130
Diversified Manufacturing Operations — 0.1%
Eaton Corp. Senior Notes 5.60% due 05/15/18	20,000	18,853
Honeywell International, Inc. Senior Notes 5.00% due 02/15/19	25,000	24,960
Honeywell International, Inc. Senior Notes 5.30% due 03/01/18	10,000	10,220
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	17,000	16,999
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	13,747
		84,779
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000	20,550
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	11,869
		32,419
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	15,189
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	8,925
		24,114
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	20,000	15,560
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000	20,850
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	7,900
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	11,400

Security Description	Principal Amount(24)	Market Value (Note 2)
Electric-Generation (continued)
The AES Corp. Senior Notes 8.00% due 10/15/17	$15,000	$12,863
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	28,000	27,580
		96,153
Electric-Integrated — 0.3%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	9,767
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	15,153
CMS Energy Corp. Senior Notes 6.55% due 07/17/17	40,000	35,100
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	9,474
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	20,589
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	5,000	4,959
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	24,607
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(3)	25,000	14,125
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	35,000	33,960
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	20,000	18,073
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,786
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	4,425
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	9,359	8,673
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	22,170
Midamerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	4,624
Midamerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	9,599
Nevada Power Co. Senior Notes 6.50% due 08/01/18	10,000	9,606

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Nevada Power Co. Notes 7.13% due 03/15/19	$25,000	$24,544
Nisource Fin Corp Company Guar. Notes 5.40% due 07/15/14	20,000	16,008
Nisource Finance Corp. Company Guar. Notes 6.80% due 01/15/19	35,000	28,127
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	15,000	15,185
NorthWestern Corp. Senior Sec. Notes 5.88% due 11/01/14	20,000	20,185
Oncor Electric Delivery Co. 1st Mtg. Bonds 5.95% due 09/01/13*	15,000	14,532
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	4,000	3,730
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	14,265
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	10,000	9,906
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	10,039
PacifiCorp Bonds 6.25% due 10/15/37	15,000	15,160
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	18,191
PPL Energy Supply, LLC Senior Notes 5.70% due 10/15/15	10,000	9,066
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	15,565
Public Service Co. of Colorado Senior Notes 6.88% due 07/15/09	30,000	30,236
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(3)	25,000	13,000
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	105,000	52,500
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(11)	55,000	54,144
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	19,050
		638,123

Security Description	Principal Amount(24)	Market Value (Note 2)
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(11)	$20,000	$18,832
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	14,179
		33,011
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	5,000	1,750
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	85,000	17,850
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	360
		18,210
Electronics-Military — 0.1%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	97,387
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	20,000	17,937
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	140,000	105,976
		123,913
Finance-Commercial — 0.0%
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(3)	55,000	13,240
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(3)	100,000	20,019
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	10,000	9,277
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	22,500
		51,796
Finance-Credit Card — 0.0%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	5,113
Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	37,000	25,077
JP Morgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	9,934

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Senior Notes 1.36% due 07/25/11(3)	$10,000	$8,355
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	45,000	36,889
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	20,000	19,465
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	41,309
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	35,000	33,687
		174,716
Finance-Other Services — 0.0%
Beaver Valley Funding Corp. Debentures 9.00% due 06/01/17	37,000	36,675
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	15,900
		52,575
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	23,750
Food-Misc. — 0.2%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	19,596
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	25,550
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	3,750
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	65,325
Dole Food Co., Inc. Senior Notes 13.88% due 03/15/14*(11)	50,000	48,625
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,090
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	50,693
H.J. Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	20,631

Security Description	Principal Amount(24)	Market Value (Note 2)
Food-Misc. (continued)
Kellogg Co. Senior Notes 5.13% due 12/03/12	$5,000	$5,283
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	20,048
		264,591
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	14,836
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,580
		25,416
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	34,169
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	47,850
Gambling (Non-Hotel) — 0.0%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*	50,000	8,500
Pinnacle Entertainment, Inc. Senior Sub Notes 7.50% due 06/15/15	35,000	21,700
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	35,000
		65,200
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	17,945
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	10,210
		28,155
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	7,350
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	120,900
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	18,600
		139,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	$10,000	$6,325
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	4,750
USI Holdings Corp. Senior Notes 5.11% due 11/15/14*(3)(11)	5,000	2,350
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	3,505
		16,930
Insurance-Life/Health — 0.0%
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	8,396
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	33,694
		42,090
Insurance-Multi-line — 0.0%
CNA Financial Corp. Senior Notes 6.00% due 08/15/11	15,000	13,084
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	13,680
		26,764
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(11)	35,000	18,998
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)(11)	20,000	9,800
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(11)	15,000	8,863
		37,661
Insurance-Property/Casualty — 0.0%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	4,919
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	14,394
		19,313
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	10,000	1,950

Security Description	Principal Amount(24)	Market Value (Note 2)
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	$10,000	$7,925
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*(11)	25,000	26,254
Medical Products — 0.0%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	65,000	64,350
Medical-Drugs — 0.1%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	20,039
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	30,771
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	13,000	13,854
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	42,000	45,041
		109,705
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	9,697
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	14,753
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	14,977
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	3,872
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	20,774
Wellpoint Inc Notes 7.00% due 02/15/19	35,000	35,019
		99,092
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	95,000	89,775
HCA, Inc. Senior Sec. Notes 9.13% due 11/15/14	95,000	89,300
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	70,000	63,700

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(15)	$25,000	$19,937
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	40,000	31,800
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*(11)	32,000	30,880
Tenet Healthcare Corp Senior Sec. Notes 10.00% due 05/01/18*(11)	32,000	30,960
		356,352
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	32,725
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	35,613
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(15)	15,000	8,700
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	7,650
		51,963
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	10,000	6,000
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Sec. Notes 6.88% due 02/01/14	32,000	31,360
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 7.08% due 04/01/15(3)	15,000	12,337
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	43,088
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	93,000	86,955
		173,740
Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*(11)	35,000	32,658
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	17,561

Security Description	Principal Amount(24)	Market Value (Note 2)
Multimedia (continued)
News America Holdings, Inc. Company Guar. 7.75% due 12/01/45	$35,000	$28,700
Time Warner Cos., Inc. Senior Debentures 9.13% due 01/15/13	5,000	5,253
Time Warner Cos., Inc. Senior Debentures 9.15% due 02/01/23	10,000	9,943
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	25,000	24,212
		118,327
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/19	20,000	19,677
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Sec. Notes 5.75% due 02/15/11	20,000	19,525
Office Automation & Equipment — 0.0%
Xerox Corp Senior Notes 2.06% due 12/18/09(3)	5,000	4,863
Xerox Corp. Senior Notes 6.35% due 05/15/18	15,000	11,175
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	20,000	15,249
		31,287
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	59,100
Oil Companies-Exploration & Production — 0.3%
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	50,000	17,250
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	18,400
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	7,875
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	34,800
Devon Energy Corp New Senior Notes 6.30% due 01/15/19	15,000	14,635
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	76,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(11)	15,000	10,950

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	$25,000	$19,157
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	36,200
PetroHawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	50,000	48,000
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	13,200
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	31,800
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	11,875
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	10,000	9,100
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	67,000
SandRidge Energy, Inc. Company Guar. Notes 5.06% due 04/01/14(3)	15,000	9,009
SandRidge Energy, Inc. Senior Notes 8.00% due 06/01/18*	45,000	33,075
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	9,288
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	19,870
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	18,202
		506,486
Oil Companies-Integrated — 0.0%
ConocoPhillips Company Guar. Notes 5.20% due 05/15/18	10,000	9,899
ConocoPhillips Company Guar. Notes 5.90% due 05/15/38	15,000	13,349
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	5,000	4,877
Hess Corp. Senior Notes 6.65% due 08/15/11	25,000	25,502
		53,627

Security Description	Principal Amount(24)	Market Value (Note 2)
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	$40,000	$25,400
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Company Guar. Notes 7.03% due 01/15/68(3)	15,000	9,375
Enterprise Products Operating LP Company Guar. Notes 8.38% due 08/01/66(3)	25,000	16,750
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(11)	5,000	5,178
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	9,000	7,954
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	9,711
		48,968
Oil-Field Services — 0.1%
Halliburton Co. Senior Notes 7.45% due 09/15/39	30,000	30,034
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	32,450
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	25,000	15,750
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	8,462
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	4,284
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	10,559
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	3,547
		105,086
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	51,935
International Paper Co. Senior Notes 7.40% due 06/15/14	60,000	49,497
International Paper Co. Senior Notes 7.95% due 06/15/18	7,000	5,335

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
NewPage Corp. Senior Sec. Notes 10.00% due 05/01/12	$20,000	$6,950
Newpage Holding Corp. Senior Notes 10.27% due 11/01/13(10)	12,946	356
Verso Paper Holdings LLC Company Guar. Notes 11.38% due 08/01/16	25,000	5,875
Westvaco Corp. Company Guar. Debentures 7.50% due 06/15/27	4,000	3,516
		123,464
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	31,413
Omnicare, Inc. Company Guar. Notes 6.75% due 12/15/13	10,000	9,075
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	8,950
		49,438
Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	24,500
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	60,000	54,150
		78,650
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.90% due 03/15/12(15)	21,000	12,600
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	4,850
		17,450
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	20,323
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	14,477
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	30,487
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	26,076
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	8,782

Security Description	Principal Amount(24)	Market Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	$10,000	$9,392
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	9,579
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	34,060
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/18	10,000	9,230
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	15,084
Targa Resources, Inc. Company Guar. Notes 8.50% due 11/01/13	75,000	46,500
TEPPCO Partners LP Company Guar. Bonds 7.00% due 06/01/67(3)	10,000	5,721
Williams Cos Inc Senior Notes 7.75% due 06/15/31	30,000	24,300
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	40,000	37,400
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	18,500
Williams Cos., Inc. Senior Notes 8.75% due 01/15/20*(11)	35,000	34,825
		344,736
Printing-Commercial — 0.0%
Cenveo Corp. Senior Notes 10.50% due 08/15/16*	20,000	11,225
Publishing-Periodicals — 0.0%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(2)(23)	110,000	2,887
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	30,100
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(8)	25,000	10,375
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17†(19)	1,000	55
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	35,000	2,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals (continued)
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(10)	$31,158	$273
		46,140
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(8)	25,000	26,063
Real Estate Investment Trusts — 0.1%
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	13,458
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	3,996
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	12,368
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	4,350
Nationwide Health Properties, Inc. Notes 6.25% due 02/01/13	25,000	23,060
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	9,126
Rouse Co. Senior Notes 7.20% due 09/15/12†(2)(23)	10,000	2,750
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*†(19)(23)	5,000	1,425
Simon Property Group LP Senior Notes 5.75% due 12/01/15	10,000	7,721
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	15,722
		93,976
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	7,254
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	5,890
		13,144
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(2)(23)	50,000	35

Security Description	Principal Amount(24)	Market Value (Note 2)
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	$20,000	$5,000
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	7,500
		12,500
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	11,100
Retail-Automobile — 0.0%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	17,500
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	20,215
Retail-Drug Store — 0.0%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(3)	30,000	18,000
CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*	18,206	18,549
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	18,025
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17(11)	35,000	8,050
		62,624
Retail-Regional Department Stores — 0.0%
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	45,000	7,650
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 6.30% due 10/15/37	15,000	15,362
Savings & Loans/Thrifts — 0.0%
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	18,819
Special Purpose Entities — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	33,855
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(3)(16)	15,000	6,323
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	26,871

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	$5,000	$1,275
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(11)	20,000	16,803
Rainbow National Services LLC Senior Notes 8.75% due 09/01/12*	25,000	25,000
Stallion Oilfield Svcs, Ltd. Senior Notes 9.75% due 02/01/15*(11)	70,000	8,750
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	9,484
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	30,887
		159,248
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	70,000	54,950
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	25,000	14,188
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	85,000	57,587
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	10,000	7,800
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16*	5,000	3,425
		137,950
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	5,338
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	14,000
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	64,188
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	50,943
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	17,406
		146,537

Security Description	Principal Amount(24)	Market Value (Note 2)
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	$30,000	$11,400
Telephone-Integrated — 0.3%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	25,000	25,096
AT&T, Inc. Senior Notes 4.95% due 01/15/13	20,000	20,289
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	62,852
AT&T, Inc. Senior Notes 6.30% due 01/15/38	65,000	57,077
AT&T, Inc. Senior Notes 6.55% due 02/15/39	5,000	4,535
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	16,000
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	37,950
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	103,800
Southwestern Bell Telephone Co. Company Guar. Debentures 7.00% due 11/15/27	30,000	27,535
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	5,000	4,862
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	17,163
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	19,029
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	24,855
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	24,251
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	30,000	29,550
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	49,125
		523,969
Television — 0.0%
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(15)	30,000	3,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Television (continued)
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(2)(23)	$30,000	$3
		3,003
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	21,691
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	10,000	1,513
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	10,702
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	9,518
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	19,094
Union Pacific Corp. Senior Notes 6.13% due 02/15/20	15,000	14,699
		54,013
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	50,000	19,750
Water — 0.0%
American Water Capital Corp. Senior Notes 6.09% due 10/15/17	10,000	9,334
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 3.81% due 04/01/15(3)	45,000	31,838
Wireless Equipment — 0.0%
America Tower Corp Senior Notes 7.00% due 10/15/17	50,000	49,250
Total Corporate Bonds & Notes (cost $12,508,197)		9,619,275
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks-Commercial — 0.1%
Barclays Bank PLC Bonds 1.88% due 07/06/09(3)(16)	50,000	17,500
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	81,835
		99,335

Security Description	Principal Amount(24)	Market Value (Note 2)
Banks-Money Center — 0.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	$40,000	$39,234
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000	27,939
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000	30,372
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	30,000	28,286
		58,658
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	20,000	11,600
Diversified Manufacturing Operations — 0.0%
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	13,000	10,264
Tyco Electronics Group SA Senior Notes 6.00% due 10/01/12	17,000	14,466
		24,730
Diversified Operations — 0.0%
Tyco International Finance SA 8.50% due 01/15/19	15,000	15,486
Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25	65,000	54,740
Electric-Integrated — 0.0%
Electricite de France Notes 6.95% due 01/26/39*(11)	35,000	34,691
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	9,250
		43,941
Electronic Components-Misc. — 0.0%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	40,000	35,000
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(3)(16)	30,000	11,118
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	10,000	9,667

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.0%
Monumental Global Funding, Ltd. Notes 5.50% due 04/22/13*	$20,000	$17,892
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	9,639
Investment Management/Advisor Services — 0.0%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	10,000	7,685
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	37,059
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	25,000	21,000
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	45,000	45,690
		103,749
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	60,000	24,000
Multimedia — 0.0%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12(2)	55,000	10,725
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	7,600
		18,325
Oil Companies-Exploration & Production — 0.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	7,875
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	7,093
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	15,662
		30,630
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.05% due 05/15/18	15,000	12,899
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	20,588

Security Description	Principal Amount(24)	Market Value (Note 2)
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Sub. Notes 6.35% due 05/15/67(3)	$10,000	$5,700
TransCanada Pipelines, Ltd. Senior Notes 6.50% due 08/15/18	20,000	19,948
		25,648
Satellite Telecom — 0.1%
Inmarsat Finance PLC Senior Notes 10.38% due 11/15/12(8)	75,000	76,875
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(8)	10,000	8,300
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	101,850
		187,025
Special Purpose Entity — 0.1%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 3.03% due 02/15/12*(3)(11)	75,000	64,531
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	10,000	7,235
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./ Gusap Partners Company Guar. Notes 10.38% due 07/15/11	50,000	50,062
Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(11)	75,000	70,125
Telephone-Integrated — 0.1%
France Telecom SA Notes 8.75% due 03/01/31	25,000	31,520
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	9,848
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	25,620
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	16,497
		83,485
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 5.55% due 05/15/18	15,000	15,348

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Canadian National Railway Co. Notes 5.55% due 03/01/19	$10,000	$10,203
		25,551
Wireless Equipment — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	24,987
Total Foreign Corporate Bonds & Notes (cost $1,503,096)		1,215,504
LOANS — 0.0%
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor Inc 12.50% due 12/15/14(3)(11)(12)(21)(22) (cost $49,771)	12,111	6,313
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Chicago Transit Authority Series B 6.90% due 12/01/40	55,000	54,896
Michigan Tobacco Settlement Finance Authority Series A 7.31% due 06/01/34	20,000	11,675
Tobacco Settlement Finance Authority of West Virginia Series A 7.47% due 06/01/47	30,000	16,159
Total U.S. Municipal Bonds & Notes (cost $104,999)		82,730
U.S. GOVERNMENT AGENCIES — 15.1%
Federal Home Loan Mtg. Corp. — 0.7%
5.50% due 04/01/20	268,961	280,958
5.50% due 06/01/35	59,511	61,940
5.94% due 08/15/36(6)(7)(9)	94,458	7,261
6.76% due 05/15/36(6)(7)(9)	143,973	11,908
Series T-51, Class 2A 7.50% due 10/01/29	26,055	28,184
Federal Home Loan Mtg. Corp. REMIC Series 3003, Class XF 0.00% due 07/15/35(3)(6)	62,533	54,626
Series 3114, Class GI 6.04% due 02/15/36(6)(7)(9)	71,957	6,203
Series 3500, Class SE 5.39% due 01/15/39(6)(7)(9)	97,644	5,369
Series 3397, Class SQ 5.41% due 12/15/37(6)(7)(9)	87,141	5,030
Series 3016, Class SQ 5.55% due 08/15/35(6)(7)(9)	107,241	6,518
Series 3284, Class CI 5.56% due 03/15/37(6)(7)(9)	143,067	12,581
Series 3502, Class DS 5.59% due 01/15/39(6)(7)(9)	98,589	7,428

Security Description	Principal Amount(24)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3375, Class MS 5.84% due 10/15/37(6)(7)(9)	$84,307	$5,646
Series 3265, Class SC 5.85% due 01/15/37(6)(7)(9)	80,561	8,914
Series 3261, Class SA 5.87% due 01/15/37(6)(7)(9)	228,834	19,851
Series 3284, Class LI 5.88% due 03/15/37(6)(7)(9)	194,818	17,295
Series 3203, Class SE 5.94% due 08/15/36(6)(7)(9)	83,877	6,156
Series 3202, Class PI 5.98% due 08/15/36(6)(7)(9)	204,625	15,666
Series 3485, Class SI 5.99% due 07/15/36(6)(7)(9)	147,846	13,830
Series 3153, Class UI 6.01% due 05/15/36(6)(7)(9)	569,263	64,284
Series 3221, Class SI 6.02% due 09/15/36(6)(7)(9)	72,747	5,485
Series 3210, Class S 6.04% due 05/15/36(6)(7)(9)	71,466	6,141
Series 2990, Class LI 6.07% due 10/15/34(6)(7)(9)	98,608	9,333
Series 3114, Class TS 6.09% due 09/15/30(6)(7)(9)	254,900	20,837
Series 2962, Class BS 6.09% due 03/15/35(6)(7)(9)	291,107	24,024
Series 3236, Class IS 6.09% due 11/15/36(6)(7)(9)	90,373	6,834
Series 3244, Class SG 6.10% due 11/15/36(6)(7)(9)	72,670	5,749
Series 3031, Class BI 6.13% due 08/15/35(6)(7)(9)	69,323	6,371
Series 2950, Class SM 6.14% due 07/15/16(6)(7)(9)	102,508	7,399
Series 3118, Class SD 6.14% due 05/15/36(6)(7)(9)	198,055	16,316
Series 2992, Class SE 6.19% due 02/15/35(6)(7)(9)	123,083	10,162
Series 3028, Class ES 6.19% due 09/15/35(6)(7)(9)	264,038	26,010
Series 3281, Class CI 6.19% due 02/15/37(6)(7)(9)	75,705	5,987
Series 3287, Class SD 6.19% due 03/15/37(6)(7)(9)	77,254	6,484
Series 3297, Class BI 6.20% due 04/15/37(6)(7)(9)	183,985	15,671
Series 2594, Class SE 6.49% due 10/15/30(6)(7)(9)	85,887	4,446
Series 2828, Class TI 6.49% due 10/15/30(6)(7)(9)	54,132	4,771
Series 2815, Class PT 6.49% due 11/15/32(6)(7)(9)	106,026	6,560
Series 3200, Class SB 6.59% due 08/15/36(6)(7)(9)	122,989	9,025
Series 2869, Class JS 6.69% due 04/15/34(6)(7)(9)	218,656	16,570
Series 2828, Class GI 6.94% due 06/15/34(6)(7)(9)	106,926	11,034
Series 2927, Class SI 7.00% due 02/15/35(6)(7)(9)	89,861	9,302

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2990, Class LB 15.52% due 06/15/34(6)(9)	$71,367	$75,742
Series 3065, Class DC 18.19% due 03/15/35	74,994	84,160
Series 2976, Class KL 22.34% due 05/15/35(6)(9)	71,877	84,570
Federal Home Loan Mtg. Corp., STRIPS Series 248, Class IO 5.50% due 06/15/37(6)(7)	400,885	35,884
Federal Home Loan Mtg. Corp., Structured Pass-Through Series T-56, Class 2IO 0.00% due 05/25/43(6)(7)(17)	193,222	291
Series T-56, Class 1IO 0.28% due 05/25/43(6)(7)(17)	213,657	1,336
Series T-51, Class 1AIO 0.32% due 09/25/43(6)(7)(17)	105,037	700
Series T-56, Class 3IO 0.35% due 05/25/43(6)(7)(17)	164,798	1,543
Series T-56, Class AIO 0.52% due 05/25/43(6)(7)	337,345	3,770
Series T-41, Class 2A 6.98% due 07/25/32(6)(17)	8,506	8,891
Series T-60, Class 1A2 7.00% due 03/25/44(6)	67,163	71,046
Series T-42, Class A5 7.50% due 02/25/42(6)	34,480	36,796
Series T-51, Class 2A 7.50% due 08/25/42(6)(17)	35,626	38,020
Series T-58, Class 4A 7.50% due 09/25/43(6)	22,897	24,263
Series T-56, Class 2ASI 7.58% due 05/25/43(6)(7)(9)	12,559	1,056
Series T-42, Class A6 9.50% due 02/25/42(6)	5,368	5,898
4.50% due 03/01/20	30,812	31,836
4.50% due 11/01/20	66,097	68,292
		1,448,253
Federal National Mtg. Assoc. — 14.0%
Federal National Mtg. Assoc. 0.35% due 09/25/42(6)(7)(17)	249,647	1,691
Series 2003-W6, Class 3IO 0.37% due 09/25/42(6)(7)(17)	237,748	1,682
Series 2003-W6, Class 5IO1 0.67% due 09/25/42(6)(7)(17)	166,976	2,350
Series 2003-W2, Class 2IO 0.81% due 07/25/42(6)(7)(17)	273,179	4,664
Series 2003-W8, Class 1IO2 1.63% due 12/25/42(6)(7)(17)	380,847	13,052
Series 2003-W10, Class 1IO 1.90% due 06/25/43(6)(7)(17)	509,714	20,363
Series 2003-W10, Class 3IO 1.93% due 06/25/43(6)(7)(17)	105,481	4,237
Series 2003-W12, Class 2IO2 2.22% due 06/25/43(6)(7)(17)	240,595	11,507
4.00% due 05/01/19	541,521	553,672
4.00% due 09/01/20	124,924	127,337
4.50% due May TBA	2,000,000	2,037,500

Security Description	Principal Amount(24)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/18	$28,221	$29,264
4.50% due 03/01/20	20,272	20,945
4.50% due 04/01/20	67,047	69,274
4.50% due 09/01/20	89,128	92,087
4.50% due April TBA	3,000,000	3,065,625
5.00% due 03/01/21	36,510	37,996
5.00% due 12/01/35	153,596	158,840
5.00% due 05/01/36	83,871	86,656
5.00% due April TBA	4,000,000	4,127,500
5.00% due May TBA	8,000,000	8,232,496
5.50% due 03/01/18	31,160	32,715
5.50% due 03/01/35	73,155	76,087
5.50% due 07/01/35	97,603	101,515
5.50% due 08/01/35	69,869	72,669
5.50% due 09/01/35	151,639	157,716
5.50% due 10/01/35	138,973	144,543
5.50% due 11/01/35	57,309	59,606
5.50% due 12/01/35	132,798	138,121
5.50% due 01/01/36	84,722	88,118
5.50% due 01/01/37	170,989	177,681
5.50% due 02/01/37	73,611	76,476
5.50% due 03/01/37	313,323	325,520
5.50% due 04/01/37	175,425	182,254
5.50% due 05/01/37	24,432	25,383
5.50% due 06/01/37	298,428	310,045
5.50% due 10/01/37	519,072	539,551
5.73% due 05/25/37(6)(7)(9)	118,212	10,928
5.92% due 04/25/37(6)(7)(9)	178,627	14,253
6.00% due 06/01/36	35,545	37,191
6.00% due 06/01/37	167,972	175,635
6.00% due 08/01/37	245,468	256,665
6.00% due 09/01/37	474,767	496,424
6.12% due 12/25/36(6)(7)(9)	73,428	5,554
6.12% due 12/25/36(6)(7)(9)	380,610	30,014
Series 2003-W6, Class 2IO3 6.50% due 01/01/36	13,239	13,975
6.50% due 06/01/36	229,213	241,961
6.50% due 07/01/36	76,858	81,060
6.50% due 09/01/36	300,964	317,420
6.50% due 11/01/36	84,793	89,430
6.50% due 07/01/37	75,666	79,799
6.50% due 08/01/37	465,038	490,439
6.50% due 09/01/37	174,709	184,253
6.50% due 10/01/37	936,298	987,440
6.50% due 01/01/38	625,748	659,928
Series 2007-W4, Class 4A2 6.76% due 05/25/37(6)(7)(9)(14)	121,028	10,590
7.00% due 06/01/33	36,407	39,232
Series 2004-W1, Class 2A2 7.00% due 12/25/33(6)	73,970	76,416
7.00% due 04/01/35	42,615	45,895
Series 2005-W4, Class 1A3 7.00% due 08/25/35(6)	28,910	30,753
Series 2001-W3, Class A 7.00% due 09/25/41(6)(17)	12,006	12,862
Series 2003-W3, Class 1A2 7.00% due 08/25/42(6)	26,750	28,254
Series 2004-W12, Class 1A3 7.00% due 07/25/44(6)	25,987	27,643
7.50% due 04/01/24	36,923	39,841

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2003-W6, Class PT1 10.10% due 09/25/42(6)(17)	$19,530	$21,617
Federal National Mtg. Assoc. Grantor Trust Series 2002-T1, Class IO 0.43% due 11/25/31(6)(7)(17)	261,005	2,211
Series 2002-T4, Class IO 0.45% due 12/25/41(6)(7)(17)	1,293,709	13,024
Series 2001-T12, Class IO 0.55% due 08/25/41(6)(7)(17)	232,196	3,077
Series 2002-T4, Class A2 7.00% due 12/25/41(6)	10,857	11,387
Series 2002-T16, Class A2 7.00% due 07/25/42(6)	28,460	30,488
Series 2004-T3, Class 1A3 7.00% due 02/25/44(6)	13,561	14,425
Series 2002-T1, Class A3 7.50% due 11/25/31(6)	35,266	37,790
Series 1999-T2, Class A1 7.50% due 01/19/39(6)(17)	50,881	54,300
Series 2001-T1, Class A1 7.50% due 10/25/40(6)	10,975	11,760
Series 2001-T3, Class A1 7.50% due 11/25/40(6)	4,111	4,406
Series 2001-T4, Class A1 7.50% due 07/25/41(6)	9,056	9,704
Series 2001-T12, Class A2 7.50% due 08/25/41(6)	15,497	16,606
Series 2002-T4, Class A3 7.50% due 12/25/41(6)	47,632	51,040
Series 2002-T12, Class A3 7.50% due 05/25/42(6)	16,881	17,836
Series 2004-T2, Class 1A4 7.50% due 11/25/43(6)	20,010	21,441
Series 2004-T3, Class 1A4 7.50% due 02/25/44(6)	2,179	2,319
Series 2001-T5, Class A3 7.50% due 06/19/30(6)(17)	2,261	2,389
Series 2002-T1, Class A4 Series 2004-T3, Class PT1 8.94% due 01/25/44(6)(17)	37,905	41,317
9.50% due 11/25/31(6)	8,201	9,016
Series 2002-T6, Class A3 9.50% due 10/25/41(6)	10,316	11,341
Series 2002-T4, Class A4 9.50% due 12/25/41(6)	6,044	6,645
Series 2002-T12, Class A4 9.50% due 05/25/42(6)	5,233	5,753
Federal National Mtg. Assoc. REMIC Series 2005-65, Class ER 0.00% due 08/25/35(3)(6)	68,315	56,764
Series 2001-50, Class BI 0.44% due 10/25/41(6)(7)(17)	414,577	3,959
Series 2004-46, Class PJ 5.48% due 03/25/34(6)(7)(9)	238,354	19,141
Series 2005-58, Class IK 5.48% due 07/25/35(6)(7)(9)	124,697	9,637
Series 2008-1, Class HI 5.68% due 05/25/37(6)(7)(9)(14)	92,547	6,227

Security Description	Principal Amount(24)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2008-13, Class SA 5.70% due 03/25/38(6)(7)(9)	$140,114	$10,755
Series 2008-1, Class AI 5.73% due 05/25/37(6)(7)(9)(14)	172,150	11,746
Series 2007-14, Class ES 5.92% due 03/25/37(6)(7)(9)	189,285	13,574
Series 2007-30, Class LI 5.92% due 04/25/37(6)(7)(9)	156,700	14,023
Series 2007-103, Class AI 5.98% due 03/25/37(6)(7)(9)	89,646	7,221
Series 2007-116, Class IA 5.98% due 05/25/37(6)(7)(9)	129,785	10,346
Series 2006-85, Class TS 6.04% due 09/25/36(6)(7)(9)	119,851	8,895
Series 2006-17, Class SI 6.06% due 03/25/36(6)(7)(9)	95,904	7,959
Series 2006-96, Class ES 6.06% due 10/25/36(6)(7)(9)	71,603	5,612
Series 2006-8, Class JH 6.08% due 03/25/36(6)(7)(9)	66,830	5,910
Series 2006-8, Class PS 6.08% due 03/25/36(6)(7)(9)	179,097	16,424
Series 2009-12, Class CI 6.08% due 03/25/36(6)(7)(9)	319,482	32,571
Series 2006-128, Class SC 6.08% due 01/25/37(6)(7)(9)	108,545	8,370
Series 2006-111, Class SA 6.10% due 11/25/36(6)(7)(9)	78,682	6,668
Series 2006-109, Class SG 6.11% due 11/25/36(6)(7)(9)(14)	73,541	6,125
Series 2006-121, Class SD 6.12% due 12/25/36(6)(7)(9)	91,627	6,941
Series 2005-17, Class SA 6.18% due 03/25/35(6)(7)(9)	108,873	7,709
Series 2005-17, Class SE 6.18% due 03/25/35(6)(7)(9)	118,281	8,516
Series 2005-57, Class DI 6.18% due 03/25/35(6)(7)(9)	244,011	15,558
Series 2005-23, Class SG 6.18% due 04/25/35(6)(7)(9)	123,294	9,314
Series 2005-54, Class SA 6.18% due 06/25/35(6)(7)(9)	154,137	12,700
Series 2005-84, Class SG 6.18% due 10/25/35(6)(7)(9)	163,259	12,051
Series 2005-95, Class CI 6.18% due 11/25/35(6)(7)(9)	99,175	7,110
Series 2007-15, Class BI 6.18% due 03/25/37(6)(7)(9)	80,544	5,250
Series 2005-45, Class EW 6.20% due 06/25/35(6)(7)(9)	84,900	6,845
Series 2005-45, Class SR 6.20% due 06/25/35(6)(7)(9)	218,684	17,820
Series 2005-82, Class SY 6.21% due 09/25/35(6)(7)(9)	166,584	14,569
Series 2005-17, Class ES 6.23% due 03/25/35(6)(7)(9)	81,853	8,703
Series 2005-17, Class SY 6.23% due 03/25/35(6)(7)(9)	61,260	6,374
Series 2006-79, Class SI 6.23% due 05/25/36(6)(7)(9)	138,121	13,092

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2007-30, Class WI 6.24% due 04/25/37(6)(7)(9)	$79,371	$6,313
Series 2007-42, Class SD 6.24% due 05/25/37(6)(7)(9)	78,715	7,231
Series 2007-39, Class LI 6.25% due 05/25/37(6)(7)(9)	82,765	7,356
Series 2008-41, Class S 6.28% due 11/25/36(6)(7)(9)	112,755	10,073
Series 2008-1, Class GI 6.44% due 05/25/37(6)(7)(9)(14)	140,672	12,518
Series 2008-20, Class SA 6.47% due 03/25/38(6)(7)(9)	134,637	11,331
Series 2005-65, Class KI 6.48% due 08/25/35(6)(7)(9)	223,989	23,603
Series 2004-60, Class SW 6.53% due 04/25/34(6)(7)(9)	186,478	12,930
Series 2003-122, Class SA 6.58% due 02/25/28(6)(7)(9)	122,653	5,842
Series 2003-122, Class SJ 6.58% due 02/25/28(6)(7)(9)	127,935	6,308
Series 2004-24, Class CS 6.63% due 01/25/34(6)(7)(9)	101,773	8,012
Series 2004-89, Class EI 6.63% due 08/25/34(6)(7)(9)	260,347	19,275
Series 2005-52, Class DC 6.68% due 06/25/35(6)(7)(9)	59,102	5,545
Series 2006-24, Class QS 6.68% due 04/25/36(6)(7)(9)	206,052	19,868
Series 2006-43, Class SU 6.68% due 06/25/36(6)(7)(9)	64,866	5,021
Series 2006-58, Class SQ 6.68% due 07/25/36(6)(7)(9)	121,880	9,255
Series 2006-125, Class SM 6.68% due 01/25/37(6)(7)(9)	104,643	7,862
Series 2006-115, Class BI 6.74% due 12/25/36(6)(7)(9)	41,554	2,671
Series 2002-14, Class A1 7.00% due 01/25/42(6)	33,406	35,786
Series 2002-26, Class A1 7.00% due 01/25/48(6)	30,723	32,911
Series 2008-7, Class SA 7.03% due 02/25/38(6)(7)(9)	90,593	6,588
Series 2003-66, Class SA 7.13% due 07/25/33(6)(7)(9)	74,957	6,800
Series 2004-51, Class XP 7.18% due 07/25/34(6)(7)(9)	46,243	4,130
Series 2002-33, Class A2 7.50% due 06/25/32(6)	32,872	34,732
Series 2002-14, Class A2 7.50% due 01/25/42(6)	36,032	38,611
Series 2005-74, Class CS 18.58% due 05/25/35(6)(9)	63,498	69,235
Series 2005-57, Class DC 20.08% due 12/25/34(6)(9)	53,515	62,713
Series 2005-45, Class DC 22.40% due 06/25/35(6)(9)	63,977	80,943
Series 2005-99, Class SA 22.65% due 11/25/35(6)(9)	65,187	77,413

Security Description	Principal Amount(24)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2006-8, Class HP 22.65% due 03/25/36(6)(9)	$71,976	$86,740
Series 2005-74, Class CP 22.84% due 05/25/35(6)(9)	63,498	77,371
Series 2005-57, Class CD 23.17% due 01/25/35(6)(9)	61,739	73,916
Series 2005-37, Class SU 27.11% due 03/25/35(6)(9)	49,020	63,338
Federal National Mtg. Assoc., STRIPS Series 385, Class 3 5.00% due 01/25/38(6)(7)	183,567	19,751
Series 381, Class 14 6.50% due 04/25/37(6)(7)	78,671	7,799
		27,464,755
Government National Mtg. Assoc. — 0.4%
Government National Mtg. Assoc. Series 2007-6, Class TD 0.00% due 02/20/37(3)(6)	42,431	40,987
Series 2007-35, Class UF 0.00% due 06/16/37(3)(6)	7,600	7,391
Series 2007-33, Class TB 0.00% due 06/20/37(3)(6)	43,686	41,744
Series 2007-49, Class UF 0.00% due 08/20/37(3)(6)	5,001	4,845
Series 2004-41, Class SG 5.46% due 03/20/34(6)(7)(9)	114,771	6,010
Series 2005-3, Class SN 5.56% due 01/20/35(6)(7)(9)	96,019	6,842
Series 2005-17, Class S 5.64% due 02/20/35(6)(7)(9)	78,101	6,151
Series 2007-71, Class IC 5.69% due 04/16/37(6)(7)(9)	69,632	8,162
Series 2006-10, Class SM 5.71% due 03/20/36(6)(7)(9)	289,314	20,781
Series 2006-16, Class SX 5.75% due 03/20/36(6)(7)(9)	87,409	7,715
Series 2005-71, Class SA 5.80% due 09/16/35(6)(7)(9)	79,618	8,534
Series 2005-65, Class SI 5.81% due 08/20/35(6)(7)(9)	56,949	5,136
Series 2008-2, Class SM 5.94% due 01/16/38(6)(7)(9)	114,608	7,997
Series 2006-26, Class S 5.96% due 06/20/36(6)(7)(9)	251,512	19,885
Series 2007-68, Class PI 6.11% due 11/20/37(6)(7)(9)	93,133	6,547
Series 2004-88, Class S 6.16% due 04/20/32(6)(7)(9)	54,116	3,573
Series 2007-58, Class PS 6.16% due 10/20/37(6)(7)(9)	545,443	39,818
Series 2007-53, Class SY 6.23% due 09/20/37(6)(7)(9)	91,608	7,849
Series 2005-84, Class AS 6.26% due 11/20/35(6)(7)(9)	65,820	5,150
6.50% due 08/20/37	254,588	267,086
6.50% due 09/20/37	64,183	67,333
Series 2007-47, Class SA 6.54% due 08/16/36(6)(7)(9)	118,930	11,794

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(24)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2004-26, Class IS 6.64% due 04/16/34(6)(7)(9)	$58,720	$4,084
Series 2005-84, Class SL 19.00% due 11/16/35(6)(9)	76,082	80,620
		686,034
Total U.S. Government Agencies (cost $28,600,028)		29,599,042
EXCHANGE TRADED FUNDS — 1.4%
Finance-Other Services — 0.2%
SPDR KBW Bank Index Fund	24,300	336,798
Index Fund-Large Cap — 1.0%
SPDR Trust, Series 1	24,600	1,954,224
Index Fund-Small Cap — 0.1%
iShares Russell 2000 Growth Index Fund	1,731	79,591
iShares Russell 2000 Value Index Fund	2,015	79,512
		159,103
Mid-Cap Equity Funds — 0.1%
Midcap SPDR Trust Series 1	3,000	265,950
Total Exchange Traded Funds (cost $2,782,476)		2,716,075
EQUITY CERTIFICATES — 0.2%
Banks-Commercial — 0.0%
Citigroup Global Markets Holdings Inc.-Qatar National Bank(11)	2,745	70,560
Computer Services — 0.0%
UBS AG-Infosys Technologies 144A(11)(14)	2,625	68,518
Real Estate Development — 0.1%
Merrill Lynch International Inc.,-Aldar Properties PJSC(11)	145,922	105,677
Steel-Producers — 0.0%
UBS Ag-Baoshah Iron & Steel Co., Ltd.(11)	76,800	64,504
Telecommunications — 0.1%
Citigroup Global Markets Holdings Inc.-Qatar Telecom QSC(11)	2,922	75,680
Total Equity Certificates (cost $587,192)		384,939
OPTIONS-PURCHASED — 0.0%
Options Purchased (cost $10,684)(5)	57,486	9,198
Total Long-Term Investment Securities (cost $226,086,479)		169,262,804
SHORT-TERM INVESTMENT SECURITIES — 20.5%
Commercial Paper — 17.4%
Bryant Park Funding LLC 0.48% due 04/17/09	4,000,000	3,999,164
Cafco LLC 0.61% due 04/01/09	2,000,000	2,000,000

Security Description	Principal Amount(24)	Market Value (Note 2)
Commercial Paper (continued)
Falcon Asset Securities Co. LLC 0.30% due 04/02/09	$4,000,000	$3,999,967
Gemini Securities Corp. 0.51% due 04/21/09	4,000,000	3,998,889
Ranger Funding Co. LLC 0.30% due 04/09/09	4,000,000	3,999,733
Starbird Funding Corp. 0.86% due 04/07/09	4,000,000	3,999,433
Thunder Bay Funding LLC 0.47% due 04/13/09	4,000,000	3,999,387
Tulip Funding Corp. 0.35% due 04/01/09	4,000,000	4,000,000
Windmill Funding Corp. 0.53% due 04/08/09	4,000,000	3,999,596
		33,996,169
U.S. Government Treasuries — 3.1%
United States Treasury Bills 0.06% due 05/15/09(13)	1,600,000	1,598,280
United States Treasury Bills 0.30% due 11/19/09(13)	4,542,000	4,527,366
		6,125,646
Total Short-Term Investment Securities (cost $40,118,155)		40,121,815
REPURCHASE AGREEMENTS — 2.3%
Agreement with Banc of America Securities LLC, bearing interest at 0.07% dated 03/31/09 to be repurchased 04/01/09 in the amount of $3,837,007 and collateralized by $3,915,000 of Federal Home Loan Bank, bearing interest at 1.05% due 03/05/10 and having an approximate value of $3,916,958	3,837,000	3,837,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $554,000 and collateralized by $570,000 of United States Treasury Bills, bearing interest at 0.02% due 05/14/09 and having an approximate value of $569,886	554,000	554,000
Total Repurchase Agreements (cost $4,391,000)		4,391,000
TOTAL INVESTMENTS (cost $270,595,634)(20)	109.3%	213,775,619
Liabilities in excess of other assets	(9.3)	(18,136,454)
NET ASSETS	100.0%	$195,639,165

†  Non-income producing security

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $3,362,088 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Bond in default

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(4)  Commercial Mortgage Backed Security

(5)  Options-Purchased

Open Call Option Contracts Purchased at March 31, 2009 were as follows:
Issue	Contract Month	Strike Price	Number of Contracts	Cost	Market Value at March 31, 2009	Unrealized Appreciation (Depreciation)
Citigroup, Inc	June-2009	$5.00	57,486	$10,684	$9,198	$(1,486)

(6)  Collateralized Mortgage Obligation

(7)  Interest Only

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2009.

(10)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(11)  Illiquid security; At March 31, 2009, the aggregate value of these securities was $3,008,079 representing 1.5% of net assets.

(12)  To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
First Solar, Inc. Common Stock	03/24/2008 to 02/25/2009	$1,916	$345,013	$254,253	$133	0.13%
FFCA Secured Lending Corp., Series 7.81% due 02/18/19	11/17/2002	42,141	42,132	29,304	70	0.01%
Seagate Technology Common Stock	11/22/2000	970	0	0	0	0.00%

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Freescale Semiconductor, Inc. 12.50% due 12/15/14 (Loan Agreement)	3/17/2009	$12,111	$49,771	$6,313	$52	0.00%
Marriot Vacation Club Owner Trust, Series 2002-1A, Class A1 1.25% due 12/20/24	11/13/2002	9,480	9,480	8,575	90	0.00%
				$298,445		0.14%

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts

(14)  Fair valued security; see Note 2.

(15)  Income may be received in cash or additional shares at the discretion of the issuer.

(16)  Perpetual maturity — maturity date reflects the next call date.

(17)  Variable rate security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(18)  Consist of more than one class of securities traded together as a unit.

(19)  Bond is in default of interest subsequent to March 31, 2009.

(20)  See Note 4 for cost of investments on a tax basis

(21)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(22)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(23)  Company has filed Chapter 11 bankruptcy protection.

(24)  Denominated in United States dollars unless otherwise indicated.

ADR — American Depository Receipt

CDO — Collateralized Debt Obligation

GDR — Global Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Open Call Option Contracts Written at March 31, 2009 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at March 31, 2009	Unrealized Appreciation (Depreciation)
S&P 500 Index Futures	April-2009	$875.00	48	$27,420	$43,800	$(16,380)

Open Put Option Contracts Written at March 31, 2009 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at March 31, 2009	Unrealized Appreciation (Depreciation)
Citigroup, Inc	June-2009	$5.00	57,486	$166,988	$169,583	$(2,595)
Market Vectors Gold Miners ETF	April-2009	32.00	25,651	15,647	8,978	6,669
S&P 500 Index Futures	April-2009	650.00	10	15,213	4,626	10,587
Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May-2012	5.51	1,423,500	56,442	236,897	(180,455)
Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May-2012	5.51	1,423,500	56,442	22,358	34,084
			2,930,147	$310,732	$442,442	$(131,710)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
8	Short	90 Day Euro Dollar	June-09	$1,945,126	$1,978,000	$(32,874)
4	Long	90 Day Euro Dollar	September-09	969,288	989,050	19,762
3	Short	90 Day Euro Dollar	December-09	726,496	740,663	(14,167)
8	Long	90 Day Euro Dollar	March-10	1,929,038	1,974,000	44,962
10	Long	90 Day Euro Dollar	June-10	2,404,788	2,463,625	58,837
10	Long	90 Day Euro Dollar	September-10	2,398,037	2,459,625	61,588
5	Short	Canada 10YR Bond	June-09	495,392	503,477	(8,085)
2	Long	Canada 10YR Bond	June-09	198,195	201,391	3,196
292	Short	Dow Jones Euro STOXX 50	June-09	7,564,557	7,719,938	(155,381)
5	Long	Euro-BOBL	June-09	774,921	773,147	(1,774)
19	Long	Euro-Bund	June-09	3,122,058	3,136,189	14,131
49	Short	FTSE 100 Index	June-09	2,656,167	2,727,550	(71,383)
50	Long	FTSE 100 Index	June-09	2,709,658	2,783,214	73,556
10	Short	Hang Seng Index	April-09	889,433	874,569	14,864
9	Long	IBEX 35 Index	April-09	903,958	930,462	26,504
2	Long	Japan 10YR Bond	June-09	2,812,405	2,796,405	(16,000)
6	Short	Japan 10YR Mini	June-09	844,889	837,950	6,939
6	Short	Long Gilt	June-09	1,026,443	1,059,212	(32,769)
4	Long	Long Gilt	June-09	693,944	706,141	12,197
13	Short	MSCI Singapore Index	April-09	348,885	348,252	633
97	Short	OMXS 30 Index	April-09	773,849	756,255	17,594
76	Short	Russell 2000 Mini	June-09	2,656,828	3,201,880	(545,052)
9	Long	Russell 2000 Mini	June-09	307,998	379,170	71,172
54	Short	S&P 500 E-Mini Index	June-09	2,053,179	2,145,960	(92,781)
798	Long	S&P 500 E-Mini Index	June-09	27,562,629	31,712,520	4,149,891
18	Short	S&P Mid 400 E-Mini Index	June-09	770,364	878,220	(107,856)
109	Long	S&P Mid 400 E-Mini Index	June-09	4,532,421	5,318,110	785,689
16	Long	S&P/TSX 60 Index	June-09	1,148,319	1,337,731	189,412
16	Short	SPI 200	June-09	943,698	990,991	(47,293)
6	Long	SPI 200	June-09	355,592	371,622	16,030
76	Short	Topix Index	June-09	5,353,975	5,976,594	(622,619)
111	Long	US Treasury 10YR Note	June-09	13,541,378	13,772,672	231,294
42	Short	US Treasury 2YR Note	June-09	9,113,728	9,151,406	(37,678)
30	Long	US Treasury 2YR Note	June-09	6,517,864	6,536,719	18,855
82	Short	US Treasury 5YR Note	June-09	9,597,131	9,738,781	(141,650)
6	Long	US Treasury 5YR Note	June-09	702,951	712,594	9,643
28	Short	US Treasury Long Bond	June-09	3,500,580	3,631,688	(131,108)
66	Long	US Treasury Long Bond	June-09	8,395,253	8,560,406	165,153
						$3,933,432

Total Return Swap Contracts(11)(14)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments (Paid) by Portfolio	Total Return Received by Portfolio	Gross Unrealized Appreciation
JP Morgan	$3,543	08/19/09	(3 month USD-LIBOR-BBA minus 125 BPS)	iShares MSCI Emerging Market Index	$438,053
Goldman Sachs	3,415	08/28/09	(3 month USD-LIBOR-BBA minus 85 BPS)	iShares MSCI Emerging Market Index	575,944
Morgan Stanley	158	07/30/09	(3 month USD-LIBOR-BBA minus 330 BPS)	MSCI Equity Index	4,297
Net Unrealized Appreciation (Depreciation)					$1,018,294

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Interest Rate Swap Contracts

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Appreciation
Credit Suisse	$1,000	3/23/2019	3 month LIBOR	2.790%	$—	$7,507
Credit Suisse	1,000	3/23/2019	3 month LIBOR	2.810%	—	5,746
Credit Suisse	210	12/10/2038	3 month LIBOR	2.690%	2,222	20,641
Deutsche Bank AG	1,000	3/23/2019	3 month LIBOR	2.823%	—	4,645
Goldman Sachs	816	10/24/2010	2.600%	3 month LIBOR	(385)	17,111
Goldman Sachs	100	11/18/2018	4.100%	3 month LIBOR	596	10,110
JP Morgan	20,363	03/25/2010	2.325%	3 month LIBOR	—	226,314
JP Morgan	1,539	03/25/2010	2.500%	3 month LIBOR	—	24,017
UBS Securities	3,536	11/10/2018	4.450%	3 month LIBOR	86,359	397,699
						$713,790
			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized (Depreciation)
Bank of America NA	$171	10/01/2018	3 month LIBOR	4.300%	$534	$(21,692)
Bank of America NA	304	09/18/2038	3 month LIBOR	4.361%	—	(64,320)
Citibank NA	294	09/18/2038	3 month LIBOR	4.452%	—	(67,285)
Credit Suisse	10,000	12/15/2010	3 month LIBOR	3.411%	—	(351,221)
Credit Suisse	4,759	10/31/2013	3 month LIBOR	3.800%	(3,063)	(346,323)
Credit Suisse	1,000	12/10/2028	2.810%	3 month LIBOR	(6,484)	(54,681)
Credit Suisse	630	12/10/2038	2.690%	3 month LIBOR	(6,666)	(61,923)
Deutsche Bank AG	1,000	02/06/2014	3 month LIBOR	2.568%	—	(17,414)
Deutsche Bank AG	1,000	02/09/2014	3 month LIBOR	2.525%	—	(15,367)
Deutsche Bank AG	1,000	03/24/2014	3 month LIBOR	2.297%	—	(3,924)
Goldman Sachs	12	11/18/2010	3 month LIBOR	2.350%	(2)	(201)
Goldman Sachs	63	11/18/2013	3 month LIBOR	3.450%	(213)	(3,435)
JP Morgan	408	11/04/2013	3 month LIBOR	3.850%	(1,781)	(28,989)
JP Morgan	3,957	03/05/2018	3 month LIBOR	4.325%	—	(488,616)
JP Morgan	442	11/04/2018	3 month LIBOR	4.450%	(1,279)	(59,189)
JP Morgan	1,233	03/11/2038	3 month LIBOR	5.030%	—	(414,865)
						$(1,999,445)
	Total				$69,838	$(1,285,655)

LIBOR — London Interbank Offered Rate

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	EUR	523,600	USD	696,337	04/15/09	$703
*	JPY	305,098,100	USD	3,097,125	04/15/09	14,371
*	USD	945,108	AUD	1,475,400	04/15/09	79,814
*	USD	662,666	CAD	854,700	04/15/09	15,252
*	USD	179,127	CHF	210,900	04/15/09	6,197
*	USD	64,015	DKK	377,400	04/15/09	3,278
*	USD	9,394,111	EUR	7,413,000	04/15/09	454,500
*	USD	3,774,998	GBP	2,678,300	04/15/09	68,077
*	USD	535,861	HKD	4,155,900	04/15/09	381
*	USD	466,529	NOK	3,316,100	04/15/09	26,635
*	USD	891,516	SEK	8,264,200	04/15/09	113,844
*	USD	673,885	SGD	1,040,100	04/15/09	9,736
						792,788
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	AUD	2,027,600	USD	1,298,337	04/15/09	$(110,185)
*	CAD	2,126,100	USD	1,648,381	04/15/09	(37,967)
*	CHF	290,200	USD	247,150	04/15/09	(7,857)
*	DKK	164,500	USD	27,750	04/15/09	(1,581)
*	EUR	9,360,400	USD	11,826,907	04/15/09	(608,940)
*	GBP	3,759,600	USD	5,300,862	04/15/09	(93,763)
*	HKD	1,778,600	USD	229,327	04/15/09	(168)
*	NOK	5,376,500	USD	755,573	04/15/09	(44,009)
*	SEK	12,758,300	USD	1,376,006	04/15/09	(176,072)
*	SGD	1,830,800	USD	1,186,565	04/15/09	(16,754)
*	USD	27,719	EUR	20,300	04/15/09	(749)
*	USD	1,804,024	JPY	178,005,200	04/15/09	(5,434)
						(1,103,479)
Net Unrealized Appreciation/(Depreciation)						$(310,691)

*  Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Wireless Equipment	6.0%
Computers	5.4
Medical-Biomedical/Gene	4.5
E-Commerce/Products	4.4
Pharmacy Services	4.4
Registered Investment Companies	4.2
Medical-Drugs	4.0
Diversified Manufacturing Operations	3.7
Commercial Services-Finance	3.6
Oil Companies-Integrated	3.6
Medical Products	3.4
Web Portals/ISP	3.0
Retail-Discount	3.0
Beverages-Non-alcoholic	2.7
Medical Instruments	2.5
Applications Software	2.4
Networking Products	2.2
Oil-Field Services	2.2
Food-Misc.	1.9
Internet Security	1.8
Transport-Services	1.6
Retail-Restaurants	1.6
Cellular Telecom	1.6
Industrial Gases	1.5
Retail-Auto Parts	1.5
Computer Services	1.4
Multimedia	1.4
Cosmetics & Toiletries	1.3
Retail-Drug Store	1.2
Medical-HMO	1.0
Athletic Footwear	1.0
Schools	0.9
Investment Management/Advisor Services	0.9
Semiconductor Components-Integrated Circuits	0.8
Banks-Fiduciary	0.8
Industrial Audio & Video Products	0.8
Cable TV	0.8
Oil Companies-Exploration & Production	0.7
Aerospace/Defense	0.7
Health Care Cost Containment	0.7
E-Commerce/Services	0.7
Diversified Banking Institutions	0.7
Computer Aided Design	0.7
Data Processing/Management	0.7
Internet Application Software	0.6
Diversified Minerals	0.6
Medical-Generic Drugs	0.6
Agricultural Chemicals	0.5
Food-Wholesale/Distribution	0.5
Oil Field Machinery & Equipment	0.5
Retail-Major Department Stores	0.4
Machinery-Farming	0.4
Computers-Memory Devices	0.4
Dental Supplies & Equipment	0.4
Electronic Components-Semiconductors	0.3
Retail-Building Products	0.3
Finance-Investment Banker/Broker	0.3
Finance-Credit Card	0.2

Transport-Rail	0.2%
Telecom Services	0.1
Gold Mining	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.1%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	16,700	$1,152,801
Agricultural Chemicals — 0.5%
Monsanto Co.	10,400	864,240
Applications Software — 2.4%
Microsoft Corp.	179,950	3,305,681
Salesforce.com, Inc.†	16,400	536,772
		3,842,453
Athletic Footwear — 1.0%
NIKE, Inc., Class B	33,300	1,561,437
Banks-Fiduciary — 0.8%
Northern Trust Corp.	15,200	909,264
State Street Corp.	11,200	344,736
		1,254,000
Beverages-Non-alcoholic — 2.7%
PepsiCo, Inc.	57,500	2,960,100
The Coca-Cola Co.	30,500	1,340,475
		4,300,575
Cable TV — 0.8%
Shaw Communications, Inc., Class B	78,100	1,183,215
Cellular Telecom — 1.6%
Leap Wireless International, Inc.†	27,500	958,925
MetroPCS Communications, Inc.†	87,000	1,485,960
		2,444,885
Commercial Services-Finance — 3.6%
Automatic Data Processing, Inc.	54,600	1,919,736
Mastercard, Inc., Class A	4,500	753,660
The Western Union Co.	142,900	1,796,253
Visa, Inc., Class A	22,300	1,239,880
		5,709,529
Computer Aided Design — 0.7%
Autodesk, Inc.†	61,200	1,028,772
Computer Services — 1.4%
Accenture, Ltd., Class A	81,000	2,226,690
Computers — 5.4%
Apple, Inc.†	67,400	7,085,088
Research In Motion, Ltd.†	32,400	1,395,468
		8,480,556
Computers-Memory Devices — 0.4%
EMC Corp.†	57,500	655,500
Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	43,992	2,071,583
Data Processing/Management — 0.7%
Fiserv, Inc.†	28,100	1,024,526
Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.	23,900	641,715
Diversified Banking Institutions — 0.7%
The Goldman Sachs Group, Inc.	9,800	1,038,996
Diversified Manufacturing Operations — 3.7%
3M Co.	9,700	482,284
Danaher Corp.	98,700	5,351,514
		5,833,798

Security Description	Shares	Market Value (Note 2)
Diversified Minerals — 0.6%
BHP Billiton, Ltd.(1)	44,100	$982,936
E-Commerce/Products — 4.4%
Amazon.com, Inc.†	94,600	6,947,424
E-Commerce/Services — 0.7%
Expedia, Inc.†	56,159	509,924
Priceline.com, Inc.†	7,300	575,094
		1,085,018
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	26,300	525,474
Finance-Credit Card — 0.2%
Redecard SA	24,500	296,250
Finance-Investment Banker/Broker — 0.3%
The Charles Schwab Corp.	31,200	483,600
Food-Misc. — 1.9%
Danone(1)	27,196	1,327,519
Nestle SA(1)†	47,120	1,594,988
		2,922,507
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	33,600	766,080
Gold Mining — 0.1%
Agnico-Eagle Mines, Ltd.	2,400	136,608
Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	34,900	1,190,439
Industrial Gases — 1.5%
Praxair, Inc.	36,200	2,435,898
Internet Application Software — 0.6%
Tencent Holdings, Ltd.(1)	134,400	1,000,352
Internet Security — 1.8%
McAfee, Inc.†	41,500	1,390,250
VeriSign, Inc.†	78,000	1,471,860
		2,862,110
Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	5,200	676,208
Franklin Resources, Inc.	13,000	700,310
		1,376,518
Machinery-Farming — 0.4%
Deere & Co.	20,500	673,835
Medical Instruments — 2.5%
Intuitive Surgical, Inc.†	1,100	104,896
Medtronic, Inc.	90,500	2,667,035
St. Jude Medical, Inc.†	33,000	1,198,890
		3,970,821
Medical Products — 3.4%
Baxter International, Inc.	25,700	1,316,354
Becton, Dickinson & Co.	25,100	1,687,724
Covidien, Ltd.	44,425	1,476,687
Stryker Corp.	24,300	827,172
		5,307,937
Medical-Biomedical/Gene — 4.5%
Amgen, Inc.†	19,000	940,880
Celgene Corp.†	22,300	990,120
Gilead Sciences, Inc.†	109,500	5,072,040
		7,003,040

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs — 4.0%
Allergan, Inc.	46,500	$2,220,840
Elan Corp. PLC ADR†	75,800	503,312
Novo-Nordisk A/S, Class B(1)	17,602	844,273
Wyeth	62,300	2,681,392
		6,249,817
Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	21,300	959,565
Medical-HMO — 1.0%
WellPoint, Inc.†	42,300	1,606,131
Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	32,300	1,131,792
Multimedia — 1.4%
The McGraw-Hill Cos., Inc.	93,400	2,136,058
Networking Products — 2.2%
Cisco Systems, Inc.†	140,000	2,347,800
Juniper Networks, Inc.†	74,100	1,115,946
		3,463,746
Oil Companies-Exploration & Production — 0.7%
EOG Resources, Inc.	19,900	1,089,724
Occidental Petroleum Corp.	1,400	77,910
		1,167,634
Oil Companies-Integrated — 3.6%
Chevron Corp.	9,600	645,504
Exxon Mobil Corp.	40,634	2,767,175
Murphy Oil Corp.	15,000	671,550
Petroleo Brasileiro SA ADR	62,600	1,533,700
		5,617,929
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	32,300	708,339
Oil-Field Services — 2.2%
Schlumberger, Ltd.	65,900	2,676,858
Smith International, Inc.	35,800	768,984
		3,445,842
Pharmacy Services — 4.4%
Express Scripts, Inc.†	43,800	2,022,246
Medco Health Solutions, Inc.†	118,300	4,890,522
		6,912,768
Retail-Auto Parts — 1.5%
AutoZone, Inc.†	14,700	2,390,514
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	28,000	511,000
Retail-Discount — 3.0%
Costco Wholesale Corp.	32,700	1,514,664
Dollar Tree, Inc.†	18,400	819,720
Wal-Mart Stores, Inc.	44,300	2,308,030
		4,642,414
Retail-Drug Store — 1.2%
CVS Caremark Corp.	66,881	1,838,559
Retail-Major Department Stores — 0.4%
TJX Companies, Inc.	27,300	699,972

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Retail-Restaurants — 1.6%
McDonald's Corp.	21,600	$1,178,712
Yum! Brands, Inc.	48,100	1,321,788
		2,500,500
Schools — 0.9%
Apollo Group, Inc., Class A†	18,000	1,409,940
Semiconductor Components-Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.†	143,000	1,309,880
Telecom Services — 0.1%
Bharti Airtel, Ltd.†(1)	14,365	177,266
Transport-Rail — 0.2%
Union Pacific Corp.	6,000	246,660
Transport-Services — 1.6%
Expeditors International of Washington, Inc.	41,500	1,174,035
United Parcel Service, Inc., Class B	27,000	1,328,940
		2,502,975
Web Portals/ISP — 3.0%
Google, Inc., Class A†	13,600	4,733,616
Wireless Equipment — 6.0%
American Tower Corp., Class A†	190,000	5,781,700
QUALCOMM, Inc.	94,900	3,692,559
		9,474,259
Total Long-Term Investment Securities (cost $184,572,584)		151,119,294
SHORT-TERM INVESTMENT SECURITIES — 4.2%
Registered Investment Companies — 4.2%
T. Rowe Price Reserve Investment Fund (cost $6,570,960)	$6,570,960	6,570,960
TOTAL INVESTMENTS (cost $191,143,544)(2)	100.3%	157,690,254
Liabilities in excess of other assets	(0.3)	(416,336)
NET ASSETS	100.0%	$157,273,918

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Computers	11.3%
Medical-Biomedical/Gene	6.5
Oil Companies-Integrated	6.0
Medical Products	3.6
Networking Products	3.4
Wireless Equipment	3.0
Enterprise Software/Service	2.9
Applications Software	2.8
Beverages-Non-alcoholic	2.6
Web Portals/ISP	2.5
Retail-Drug Store	2.4
Diversified Banking Institutions	2.2
Medical-Drugs	2.1
Commercial Services-Finance	2.0
Cosmetics & Toiletries	1.9
Engineering/R&D Services	1.9
Oil-Field Services	1.9
Repurchase Agreements	1.9
Retail-Discount	1.8
Oil Companies-Exploration & Production	1.7
Finance-Other Services	1.6
Index Fund	1.5
Entertainment Software	1.5
U.S. Government Agencies	1.5
Agricultural Chemicals	1.3
Brewery	1.1
Metal Processors & Fabrication	1.1
Optical Supplies	1.0
Medical Instruments	1.0
Agricultural Operations	0.9
Retail-Building Products	0.9
Transport-Services	0.9
Web Hosting/Design	0.8
Medical-HMO	0.8
Electronic Components-Semiconductors	0.7
Hotels/Motels	0.7
Diversified Manufacturing Operations	0.7
Retail-Restaurants	0.7
Finance-Investment Banker/Broker	0.6
Commercial Services	0.6
Medical Labs & Testing Services	0.6
Computer Services	0.6
Instruments-Scientific	0.6
Multimedia	0.5
Apparel Manufacturers	0.5
Aerospace/Defense-Equipment	0.5
Diversified Minerals	0.5
Electronic Connectors	0.5
Industrial Gases	0.5
Aerospace/Defense	0.4
Semiconductor Components-Integrated Circuits	0.4
Cable/Satellite TV	0.4
Food-Misc.	0.4
Retail-Auto Parts	0.4
Consumer Products-Misc.	0.4
Distribution/Wholesale	0.4
Retail-Regional Department Stores	0.4
Real Estate Management/Services	0.4
Insurance-Multi-line	0.4
Medical-Generic Drugs	0.4

Soap & Cleaning Preparation	0.3%
Telecom Equipment-Fiber Optics	0.3
Telecom Services	0.3
Retail-Consumer Electronics	0.3
Advertising Sales	0.3
Transport-Rail	0.3
Home Decoration Products	0.3
Oil Field Machinery & Equipment	0.3
Disposable Medical Products	0.2
E-Commerce/Products	0.2
Computers-Memory Devices	0.2
Cellular Telecom	0.2
Pharmacy Services	0.2
Athletic Footwear	0.2
Machinery-Construction & Mining	0.1
Insurance-Property/Casualty	0.1
Metal-Copper	0.1
Investment Management/Advisor Services	0.1
E-Commerce/Services	0.1
Food-Wholesale/Distribution	0.1
Internet Security	0.1
Retail-Major Department Stores	0.1
Electric Products-Misc.	0.1
Finance-Credit Card	0.1
Banks-Fiduciary	0.1
Steel-Producers	0.1
Electronic Forms	0.1
Semiconductor Equipment	0.1
Vitamins & Nutrition Products	0.1
Chemicals-Specialty	0.1
Data Processing/Management	0.1
Oil & Gas Drilling	0.1
Auto-Heavy Duty Trucks	0.1
Coal	0.1
Gold Mining	0.1
Electronic Measurement Instruments	0.1
Schools	0.1
Machinery-Farming	0.1
Retail-Office Supplies	0.1
U.S. Government Treasuries	0.1
Retail-Bedding	0.1
Retail-Apparel/Shoe	0.1
Insurance-Life/Health	0.1
Food-Confectionery	0.1
Food-Retail	0.1
Chemicals-Diversified	0.1
Diversified Financial Services	0.1
Electronics-Military	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	3,152	$73,757
Advertising Sales — 0.3%
Lamar Advertising Co., Class A†	60,250	587,437
Aerospace/Defense — 0.4%
Boeing Co.	5,635	200,493
General Dynamics Corp.	3,546	147,478
Lockheed Martin Corp.	5,259	363,029
Rockwell Collins, Inc.	2,504	81,731
		792,731
Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	20,597	885,259
Agricultural Chemicals — 1.3%
CF Industries Holdings, Inc.	514	36,561
Monsanto Co.	27,862	2,315,332
Syngenta AG(1)	298	59,909
		2,411,802
Agricultural Operations — 0.9%
Bunge, Ltd.	30,580	1,732,357
Airlines — 0.0%
Southwest Airlines Co.	4,572	28,941
Apparel Manufacturers — 0.5%
Coach, Inc.†	54,465	909,565
Polo Ralph Lauren Corp.	510	21,548
		931,113
Applications Software — 2.8%
Citrix Systems, Inc.†	1,883	42,631
Compuware Corp.†	3,906	25,741
Intuit, Inc.†	5,088	137,376
Microsoft Corp.	264,257	4,854,401
Salesforce.com, Inc.†	1,674	54,790
		5,114,939
Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,133	287,576
Audio/Video Products — 0.0%
Harman International Industries, Inc.	501	6,778
Auto-Cars/Light Trucks — 0.0%
General Motors Corp.	2,804	5,440
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,746	148,017
Banks-Commercial — 0.0%
First Horizon National Corp.	1,471	15,799
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,628	97,387
State Street Corp.	3,147	96,865
		194,252
Beverages-Non-alcoholic — 2.6%
Dr. Pepper Snapple Group, Inc.†	2,451	41,447
Pepsi Bottling Group, Inc.	1,137	25,173
PepsiCo, Inc.	54,989	2,830,834
The Coca-Cola Co.	44,835	1,970,498
		4,867,952

Security Description	Shares	Market Value (Note 2)
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	885	$34,365
Constellation Brands, Inc., Class A†	1,295	15,410
		49,775
Brewery — 1.1%
Anheuser-Busch InBev NV(1)	73,400	2,026,822
Building-Residential/Commercial — 0.0%
Centex Corp.	807	6,052
D.R. Horton, Inc.	1,484	14,395
KB Home	703	9,266
Pulte Homes, Inc.	1,666	18,209
		47,922
Cable TV — 0.1%
Scripps Networks Interactive, Inc., Class A	643	14,474
The DIRECTV Group, Inc.†	3,519	80,198
		94,672
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	52,196	711,953
Time Warner Cable, Inc.	2,176	53,965
		765,918
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	1,059	21,148
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	11,345	307,223
Chemicals-Diversified — 0.1%
Rohm and Haas Co.	1,108	87,355
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,656	92,243
International Flavors & Fragrances, Inc.	710	21,626
Sigma-Aldrich Corp.	1,296	48,976
		162,845
Coal — 0.1%
CONSOL Energy, Inc.	2,860	72,186
Peabody Energy Corp.	2,837	71,039
		143,225
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	1,559	81,021
Commercial Services — 0.6%
Iron Mountain, Inc.†	51,423	1,140,048
Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	4,158	146,195
Equifax, Inc.	2,003	48,973
Global Payments, Inc.	27,870	931,137
Mastercard, Inc., Class A	1,147	192,100
Moody's Corp.	1,147	26,289
Paychex, Inc.	5,086	130,558
The Western Union Co.	92,205	1,159,017
Total System Services, Inc.	3,124	43,142
Visa, Inc., Class A	19,110	1,062,516
		3,739,927
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,584	60,247
Computer Services — 0.6%
Affiliated Computer Services, Inc., Class A†	1,004	48,082

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computer Services (continued)
Cognizant Technology Solutions Corp., Class A†	47,241	$982,140
		1,030,222
Computers — 11.3%
Apple, Inc.†	102,150	10,738,008
Dell, Inc.†	116,679	1,106,117
Hewlett-Packard Co.	24,673	791,016
International Business Machines Corp.	19,857	1,923,945
Research In Motion, Ltd.†	145,230	6,255,056
		20,814,142
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,343	21,783
Computers-Memory Devices — 0.2%
EMC Corp.†	21,349	243,379
NetApp, Inc.†	5,238	77,732
SanDisk Corp.†	3,582	45,312
		366,423
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,232	20,784
Consumer Products-Misc. — 0.4%
Fortune Brands, Inc.	20,690	507,940
Kimberly-Clark Corp.	4,129	190,388
		698,328
Containers-Metal/Glass — 0.0%
Ball Corp.	1,485	64,449
Owens-Illinois, Inc.†	662	9,559
		74,008
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,062	15,495
Sealed Air Corp.	1,525	21,045
		36,540
Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	31,173	599,457
Colgate-Palmolive Co.	7,940	468,301
The Estee Lauder Cos., Inc., Class A	1,838	45,307
The Procter & Gamble Co.	52,283	2,462,006
		3,575,071
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	845	65,065
Fiserv, Inc.†	2,471	90,093
		155,158
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,153	30,958
Patterson Cos., Inc.†	1,449	27,328
		58,286
Dialysis Centers — 0.0%
DaVita, Inc.†	1,646	72,342
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	4,739	377,793
Distribution/Wholesale — 0.4%
Fastenal Co.	2,047	65,821

Security Description	Shares	Market Value (Note 2)
Distribution/Wholesale (continued)
WW Grainger, Inc.	8,843	$620,602
		686,423
Diversified Banking Institutions — 2.2%
JPMorgan Chase & Co.	71,240	1,893,559
The Goldman Sachs Group, Inc.	19,564	2,074,175
		3,967,734
Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	1,151	85,715
Diversified Manufacturing Operations — 0.7%
3M Co.	10,988	546,324
Danaher Corp.	8,768	475,401
Illinois Tool Works, Inc.	3,105	95,789
ITT Corp.	1,641	63,129
Parker Hannifin Corp.	1,400	47,572
		1,228,215
Diversified Minerals — 0.5%
Cia Vale do Rio Doce ADR	66,545	885,048
Diversified Operations — 0.0%
Leucadia National Corp.†	1,694	25,224
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	5,091	373,883
E-Commerce/Services — 0.1%
eBay, Inc.†	17,069	214,387
Expedia, Inc.†	1,429	12,975
		227,362
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,175	205,061
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	3,281	10,007
Altera Corp.	4,645	81,520
Broadcom Corp., Class A†	3,032	60,579
Intel Corp.	42,284	636,374
LSI Corp.†	3,901	11,859
MEMC Electronic Materials, Inc.†	3,539	58,358
National Semiconductor Corp.	3,088	31,714
NVIDIA Corp.†	5,359	52,840
QLogic Corp.†	1,229	13,667
Texas Instruments, Inc.	20,218	333,799
Xilinx, Inc.	2,518	48,245
		1,338,962
Electronic Connectors — 0.5%
Amphenol Corp., Class A	29,761	847,891
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,300	177,537
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,575	85,688
FLIR Systems, Inc.†	2,388	48,906
		134,594
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,221	82,784
Engineering/R&D Services — 1.9%
ABB, Ltd.†(1)	217,861	3,039,700
ABB, Ltd. ADR	31,410	437,855

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Engineering/R&D Services (continued)
Fluor Corp.	1,409	$48,681
Jacobs Engineering Group, Inc.†	1,092	42,217
		3,568,453
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,296	58,433
Enterprise Software/Service — 2.9%
BMC Software, Inc.†	2,924	96,492
CA, Inc.	3,685	64,893
Novell, Inc.†	2,782	11,851
Oracle Corp.	285,141	5,152,498
		5,325,734
Entertainment Software — 1.5%
Activision Blizzard, Inc.†	105,520	1,103,739
Electronic Arts, Inc.†	90,417	1,644,685
		2,748,424
Filtration/Separation Products — 0.0%
Pall Corp.	898	18,346
Finance-Consumer Loans — 0.0%
SLM Corp.†	7,403	36,645
Finance-Credit Card — 0.1%
American Express Co.	12,427	169,380
Discover Financial Services	4,499	28,389
		197,769
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	4,349	5,567
The Charles Schwab Corp.	74,417	1,153,463
		1,159,030
Finance-Other Services — 1.6%
CME Group, Inc.	11,346	2,795,541
NYSE Euronext	4,102	73,426
The NASDAQ OMX Group, Inc.†	1,240	24,279
		2,893,246
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,382	6,330
Food-Confectionery — 0.1%
The Hershey Co.	2,624	91,184
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,613	29,163
Food-Meat Products — 0.0%
Hormel Foods Corp.	487	15,443
Food-Misc. — 0.4%
Campbell Soup Co.	3,244	88,756
General Mills, Inc.	2,804	139,863
H.J. Heinz Co.	2,940	97,196
Kellogg Co.	3,992	146,227
Kraft Foods, Inc., Class A	11,240	250,540
McCormick & Co., Inc.	1,133	33,503
		756,085
Food-Retail — 0.1%
The Kroger Co.	4,133	87,702

Security Description	Shares	Market Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,332	$212,770
Gold Mining — 0.1%
Newmont Mining Corp.	3,022	135,265
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	837	39,950
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	79,520	507,338
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	51,515	842,785
Starwood Hotels & Resorts Worldwide, Inc.	33,040	419,608
		1,262,393
Human Resources — 0.0%
Monster Worldwide, Inc.†	730	5,949
Robert Half International, Inc.	2,397	42,739
		48,688
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,246	49,053
Industrial Gases — 0.5%
Praxair, Inc.	12,393	833,925
Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	26,958	961,592
Waters Corp.†	1,537	56,792
		1,018,384
Insurance Brokers — 0.0%
AON Corp.	1,733	70,741
Insurance-Life/Health — 0.1%
AFLAC, Inc.	4,147	80,286
Torchmark Corp.	589	15,449
		95,735
Insurance-Multi-line — 0.4%
ACE, Ltd.	14,890	601,556
Loews Corp.	2,402	53,084
		654,640
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,790	118,073
The Progressive Corp.†	10,718	144,050
		262,123
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,700	52,380
Internet Security — 0.1%
McAfee, Inc.†	1,196	40,066
Symantec Corp.†	7,542	112,677
VeriSign, Inc.†	3,046	57,478
		210,221
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	987	21,971
Franklin Resources, Inc.	2,398	129,180
T. Rowe Price Group, Inc.	2,839	81,933
		233,084
Linen Supply & Related Items — 0.0%
Cintas Corp.	999	24,695

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	9,527	$266,375
Machinery-Farming — 0.1%
Deere & Co.	3,883	127,634
Medical Information Systems — 0.0%
IMS Health, Inc.	2,876	35,864
Medical Instruments — 1.0%
Boston Scientific Corp.†	8,803	69,984
Intuitive Surgical, Inc.†	621	59,219
Medtronic, Inc.	17,711	521,943
St. Jude Medical, Inc.†	30,532	1,109,227
		1,760,373
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	17,035	996,377
Quest Diagnostics, Inc.	1,467	69,653
		1,066,030
Medical Products — 3.6%
Baxter International, Inc.	35,940	1,840,847
Becton, Dickinson & Co.	2,088	140,397
Hospira, Inc.†	1,188	36,662
Johnson & Johnson	70,295	3,697,517
Stryker Corp.	3,768	128,263
Varian Medical Systems, Inc.†	1,970	59,967
Zimmer Holdings, Inc.†	22,679	827,783
		6,731,436
Medical-Biomedical/Gene — 6.5%
Amgen, Inc.†	16,376	810,940
Amylin Pharmaceuticals, Inc.†	36,630	430,403
Biogen Idec, Inc.†	4,708	246,793
Celgene Corp.†	67,912	3,015,293
Charles River Laboratories International, Inc.†	19,940	542,567
Genzyme Corp.†	2,278	135,290
Gilead Sciences, Inc.†	146,622	6,791,531
Life Technologies Corp.†	1,239	40,243
Millipore Corp.†	483	27,729
		12,040,789
Medical-Drugs — 2.1%
Abbott Laboratories	12,483	595,439
Allergan, Inc.	2,387	114,003
Cephalon, Inc.†	501	34,118
Forest Laboratories, Inc.†	4,777	104,903
King Pharmaceuticals, Inc.†	1,640	11,595
Merck & Co., Inc.	35,730	955,777
Roche Holding AG(1)	8,479	1,164,120
Shire PLC ADR	8,400	301,896
Wyeth	12,020	517,341
		3,799,192
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	2,509	33,646
Teva Pharmaceutical Industries, Ltd. ADR	13,150	592,407
Watson Pharmaceuticals, Inc.†	563	17,515
		643,568

Security Description	Shares	Market Value (Note 2)
Medical-HMO — 0.8%
Aetna, Inc.	3,591	$87,369
Coventry Health Care, Inc.†	1,550	20,057
Humana, Inc.†	1,578	41,154
UnitedHealth Group, Inc.	57,288	1,199,038
WellPoint, Inc.†	3,552	134,870
		1,482,488
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	33,719	2,019,768
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,520	248,477
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,146	28,735
Multimedia — 0.5%
The McGraw-Hill Cos., Inc.	4,980	113,893
The Walt Disney Co.	11,466	208,222
Viacom, Inc., Class B†	38,171	663,412
		985,527
Networking Products — 3.4%
Cisco Systems, Inc.†	375,303	6,293,831
Juniper Networks, Inc.†	3,060	46,084
		6,339,915
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,348	7,374
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,754	47,231
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,124	49,595
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	715	44,945
ENSCO International, Inc.	2,246	59,294
Nabors Industries, Ltd.†	4,481	44,765
		149,004
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	7,284	283,275
Apache Corp.	5,302	339,805
Cabot Oil & Gas Corp.	1,638	38,608
Chesapeake Energy Corp.	8,902	151,868
Devon Energy Corp.	7,029	314,126
EOG Resources, Inc.	3,955	216,576
EQT Corp.	1,368	42,859
Noble Energy, Inc.	1,397	75,270
Occidental Petroleum Corp.	8,984	499,960
Pioneer Natural Resources Co.	1,062	17,491
Questar Corp.	2,750	80,933
Range Resources Corp.	2,474	101,830
Southwestern Energy Co.†	3,429	101,807
Whiting Petroleum Corp.†	20,150	520,877
XTO Energy, Inc.	9,181	281,122
		3,066,407
Oil Companies-Integrated — 6.0%
Chevron Corp.	31,749	2,134,803
ConocoPhillips	15,004	587,557
Exxon Mobil Corp.	78,266	5,329,914
Hess Corp.	19,224	1,041,941
Marathon Oil Corp.	6,836	179,718

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Murphy Oil Corp.	3,021	$135,250
Petroleo Brasileiro SA ADR	34,705	1,057,461
Suncor Energy, Inc.	30,060	667,633
		11,134,277
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	17,665	387,393
National-Oilwell Varco, Inc.†	3,966	113,864
		501,257
Oil Refining & Marketing — 0.0%
Sunoco, Inc.	1,851	49,014
Oil-Field Services — 1.9%
Baker Hughes, Inc.	4,892	139,667
BJ Services Co.	4,625	46,019
Halliburton Co.	20,379	315,263
Schlumberger, Ltd.	53,542	2,174,876
Smith International, Inc.	3,473	74,600
Weatherford International, Ltd.†	68,390	757,077
		3,507,502
Optical Supplies — 1.0%
Alcon, Inc.	20,450	1,859,109
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,923	181,125
Medco Health Solutions, Inc.†	2,800	115,752
		296,877
Real Estate Investment Trusts — 0.0%
Ventas, Inc.	1,226	27,720
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	164,462	662,782
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,379	32,820
Nordstrom, Inc.	1,464	24,522
The Gap, Inc.	3,249	42,205
		99,547
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	14,570	598,535
AutoZone, Inc.†	601	97,735
O'Reilly Automotive, Inc.†	1,325	46,388
		742,658
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,114	101,821
Retail-Building Products — 0.9%
Home Depot, Inc.	16,917	398,564
Lowe's Cos., Inc.	72,392	1,321,154
		1,719,718
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,594	72,684
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	15,415	585,153
RadioShack Corp.	1,308	11,210
		596,363

Security Description	Shares	Market Value (Note 2)
Retail-Discount — 1.8%
Big Lots, Inc.†	559	$11,616
Costco Wholesale Corp.	12,589	583,122
Family Dollar Stores, Inc.	1,307	43,615
Target Corp.	44,181	1,519,385
Wal-Mart Stores, Inc.	22,309	1,162,299
		3,320,037
Retail-Drug Store — 2.4%
CVS Caremark Corp.	153,273	4,213,475
Walgreen Co.	9,064	235,301
		4,448,776
Retail-Major Department Stores — 0.1%
Sears Holdings Corp.†	870	39,768
TJX Cos., Inc.	6,594	169,070
		208,838
Retail-Office Supplies — 0.1%
Staples, Inc.	6,214	112,535
Retail-Regional Department Stores — 0.4%
Kohl's Corp.†	15,949	674,962
Retail-Restaurants — 0.7%
McDonald's Corp.	16,169	882,342
Starbucks Corp.†	11,635	129,265
Yum! Brands, Inc.	7,284	200,164
		1,211,771
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	5,129	59,958
Schools — 0.1%
Apollo Group, Inc., Class A†	1,693	132,613
Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp.	33,670	773,737
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	15,159	162,959
Novellus Systems, Inc.†	661	10,993
		173,952
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	16,925	636,973
Steel-Producers — 0.1%
Nucor Corp.	4,974	189,858
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	957	20,987
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	45,555	604,515
Telecom Services — 0.3%
TW Telecom, Inc.†	68,650	600,687
Telecommunication Equipment — 0.0%
Harris Corp.	2,116	61,237
Tellabs, Inc.†	2,444	11,194
		72,431
Telephone-Integrated — 0.0%
Sprint Nextel Corp.†	15,882	56,699
Tools-Hand Held — 0.0%
Black & Decker Corp.	952	30,045

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
COMMON STOCK (continued)
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	8,114	$488,057
Norfolk Southern Corp.	2,554	86,198
		574,255
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	2,696	122,965
Expeditors International of Washington, Inc.	3,359	95,026
FedEx Corp.	2,514	111,848
United Parcel Service, Inc., Class B	26,106	1,284,937
		1,614,776
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co., Class A†	5,740	165,714
Web Hosting/Design — 0.8%
Equinix, Inc.†	26,420	1,483,483
Web Portals/ISP — 2.5%
Google, Inc., Class A†	12,178	4,238,675
Yahoo!, Inc.†	22,082	282,870
		4,521,545
Wireless Equipment — 3.0%
American Tower Corp., Class A†	57,172	1,739,744
Crown Castle International Corp.†	58,945	1,203,068
Motorola, Inc.	36,057	152,521
QUALCOMM, Inc.	65,054	2,531,251
		5,626,584
Total Common Stock (cost $225,607,134)		176,665,825
EXCHANGE TRADED FUNDS — 1.5%
Index Fund — 1.5%
iShares S&P 500 Growth Index Fund (cost $2,691,812)	65,700	2,750,202
Total Long-Term Investment Securities (cost $228,298,946)		179,416,027
SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Agencies — 1.4%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	$2,700,000	2,700,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 05/14/09(2)	110,000	109,997
Total Short-Term Investment Securities (cost $2,809,997)		2,809,997

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,700,000 and collateralized by $1,740,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $1,737,912	$1,700,000	$1,700,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,769,000 and collateralized by $1,805,000 of United States Treasury Bills, bearing interest at 0.14% due 05/21/09 and having an approximate value of $1,804,639	1,769,000	1,769,000
Total Repurchase Agreements (cost $3,469,000)		3,469,000
TOTAL INVESTMENTS (cost $234,577,943)(3)	100.5%	185,695,024
Liabilities in excess of other assets	(0.5)	(844,341)
NET ASSETS	100.0%	$184,850,683

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value procedures for foreign equity securities.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation
4	Long	S&P 500 Citigroup Growth Index	June 2009	$397,320	$419,600	$22,280

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Oil Companies-Integrated	8.2%
Medical-Drugs	5.6
Computers	4.5
Medical Products	3.5
Diversified Manufacturing Operations	3.3
Wireless Equipment	3.2
Electric-Integrated	3.0
Beverages-Non-alcoholic	2.9
Medical-Biomedical/Gene	2.5
Diversified Banking Institutions	2.5
Telephone-Integrated	2.5
Retail-Discount	2.3
Applications Software	2.2
Pharmacy Services	2.2
Cosmetics & Toiletries	1.9
Food-Misc.	1.9
Web Portals/ISP	1.9
Multimedia	1.9
Networking Products	1.8
E-Commerce/Products	1.7
Commercial Services-Finance	1.6
Aerospace/Defense-Equipment	1.3
Registered Investment Companies	1.3
Medical-HMO	1.2
Electronic Components-Semiconductors	1.2
Retail-Drug Store	1.2
Medical Instruments	1.2
Oil-Field Services	1.2
Industrial Gases	1.1
Oil Companies-Exploration & Production	1.1
Repurchase Agreements	1.0
Banks-Fiduciary	1.0
E-Commerce/Services	1.0
Retail-Restaurants	1.0
Transport-Services	0.9
Investment Management/Advisor Services	0.9
Enterprise Software/Service	0.9
Banks-Super Regional	0.8
Internet Security	0.7
Transport-Rail	0.7
Aerospace/Defense	0.7
Retail-Apparel/Shoe	0.6
Index Fund-Large Cap	0.6
Retail-Auto Parts	0.6
Gold Mining	0.6
Medical-Generic Drugs	0.6
Computer Services	0.6
Finance-Investment Banker/Broker	0.6
Apparel Manufacturers	0.6
Cellular Telecom	0.6
Electronics-Military	0.5
Tobacco	0.5
Non-Hazardous Waste Disposal	0.5
Banks-Commercial	0.5
Athletic Footwear	0.4
Agricultural Chemicals	0.4
Retail-Building Products	0.4
Semiconductor Components-Integrated Circuits	0.4
Schools	0.4
Cable TV	0.3

Health Care Cost Containment	0.3%
Computers-Memory Devices	0.3
Data Processing/Management	0.3
Industrial Audio & Video Products	0.3
Computer Aided Design	0.3
Diversified Minerals	0.3
Internet Application Software	0.3
Retail-Major Department Stores	0.3
Real Estate Investment Trusts	0.3
Food-Wholesale/Distribution	0.2
Oil Field Machinery & Equipment	0.2
Insurance-Multi-line	0.2
Cable/Satellite TV	0.2
Insurance-Property/Casualty	0.2
Machinery-Farming	0.2
Chemicals-Diversified	0.2
Dental Supplies & Equipment	0.2
Finance-Credit Card	0.2
Consumer Products-Misc.	0.1
Food-Retail	0.1
Insurance-Life/Health	0.1
Finance-Other Services	0.1
Electric Products-Misc.	0.1
Telecom Equipment-Fiber Optics	0.1
Insurance Brokers	0.1
Pipelines	0.1
Semiconductor Equipment	0.1
Instruments-Scientific	0.1
Gas-Distribution	0.1
Agricultural Operations	0.1
Machinery-Construction & Mining	0.1
Retail-Regional Department Stores	0.1
Medical-Wholesale Drug Distribution	0.1
Metal-Copper	0.1
Steel-Producers	0.1
Chemicals-Specialty	0.1
Telecom Services	0.1
Oil Refining & Marketing	0.1
Retail-Consumer Electronics	0.1
Medical Labs & Testing Services	0.1
Distribution/Wholesale	0.1
Retail-Office Supplies	0.1
Savings & Loans/Thrifts	0.1
Oil & Gas Drilling	0.1
Coal	0.1
U.S. Government Treasuries	0.1
Electronic Forms	0.1
Engineering/R&D Services	0.1
Food-Confectionery	0.1
Cruise Lines	0.1
Auto-Heavy Duty Trucks	0.1
99.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	425	$1,751
Omnicom Group, Inc.	277	6,482
		8,233
Aerospace/Defense — 0.7%
Boeing Co.	648	23,056
General Dynamics Corp.	344	14,307
Lockheed Martin Corp.	1,096	75,657
Northrop Grumman Corp.	292	12,743
Raytheon Co.	357	13,901
Rockwell Collins, Inc.	141	4,602
		144,266
Aerospace/Defense-Equipment — 1.3%
Goodrich Corp.	2,765	104,766
United Technologies Corp.	3,640	156,447
		261,213
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	43	3,058
Monsanto Co.	989	82,186
		85,244
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	572	15,890
Airlines — 0.0%
Southwest Airlines Co.	660	4,178
Apparel Manufacturers — 0.6%
Coach, Inc.†	6,286	104,976
Polo Ralph Lauren Corp.	50	2,112
VF Corp.	79	4,512
		111,600
Appliances — 0.0%
Whirlpool Corp.	66	1,953
Applications Software — 2.2%
Citrix Systems, Inc.†	161	3,645
Compuware Corp.†	220	1,450
Intuit, Inc.†	286	7,722
Microsoft Corp.	22,419	411,837
Salesforce.com, Inc.†	894	29,260
		453,914
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,845	86,512
Audio/Video Products — 0.0%
Harman International Industries, Inc.	52	704
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.†	2,137	5,620
General Motors Corp.	544	1,056
		6,676
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	324	8,346
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	530	6,360
Banks-Commercial — 0.5%
BB&T Corp.	499	8,443
First Horizon National Corp.	7,374	79,197

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
M&T Bank Corp.	69	$3,122
Marshall & Ilsley Corp.	237	1,334
Regions Financial Corp.	620	2,641
Zions Bancorp.	103	1,012
		95,749
Banks-Fiduciary — 1.0%
Northern Trust Corp.	899	53,778
State Street Corp.	3,985	122,659
The Bank of New York Mellon Corp.	1,025	28,956
		205,393
Banks-Super Regional — 0.8%
Capital One Financial Corp.	349	4,272
Comerica, Inc.	135	2,472
Fifth Third Bancorp.	515	1,504
Huntington Bancshares, Inc.	327	543
KeyCorp	441	3,471
PNC Financial Services Group, Inc.	382	11,189
SunTrust Banks, Inc.	318	3,733
US Bancorp	1,565	22,864
Wells Fargo & Co.	7,780	110,787
		160,835
Beverages-Non-alcoholic — 2.9%
Coca-Cola Enterprises, Inc.	283	3,733
Dr. Pepper Snapple Group, Inc.†	226	3,822
Pepsi Bottling Group, Inc.	121	2,679
PepsiCo, Inc.	6,388	328,854
The Coca-Cola Co.	5,675	249,416
		588,504
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	87	3,378
Constellation Brands, Inc., Class A†	174	2,071
		5,449
Brewery — 0.0%
Molson Coors Brewing Co., Class B	134	4,594
Building Products-Wood — 0.0%
Masco Corp.	321	2,241
Building-Residential/Commercial — 0.0%
Centex Corp.	111	833
D.R. Horton, Inc.	246	2,386
KB Home	67	883
Lennar Corp., Class A	126	946
Pulte Homes, Inc.	191	2,088
		7,136
Cable TV — 0.3%
Scripps Networks Interactive, Inc., Class A	80	1,801
Shaw Communications, Inc., Class B	3,700	56,055
The DIRECTV Group, Inc.†	472	10,757
		68,613
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,569	35,041
Time Warner Cable, Inc.	314	7,787
		42,828

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	60	$1,198
Casino Services — 0.0%
International Game Technology	263	2,425
Cellular Telecom — 0.6%
Leap Wireless International, Inc.†	1,200	41,844
MetroPCS Communications, Inc.†	4,000	68,320
		110,164
Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	805	17,976
PPG Industries, Inc.	146	5,388
Rohm & Haas Co.	111	8,751
The Dow Chemical Co.	824	6,946
		39,061
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	65	1,742
Ecolab, Inc.	150	5,210
International Flavors & Fragrances, Inc.	70	2,132
Sigma-Aldrich Corp.	109	4,119
		13,203
Coal — 0.1%
CONSOL Energy, Inc.	161	4,064
Massey Energy Co.	76	769
Peabody Energy Corp.	238	5,959
		10,792
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	88	4,573
Commercial Services — 0.0%
Convergys Corp.†	109	881
Iron Mountain, Inc.†	160	3,547
		4,428
Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	3,050	107,238
Equifax, Inc.	113	2,763
H&R Block, Inc.	303	5,512
Mastercard, Inc., Class A	290	48,569
Moody's Corp.	170	3,896
Paychex, Inc.	286	7,342
The Western Union Co.	7,133	89,662
Total System Services, Inc.	176	2,430
Visa, Inc., Class A	1,025	56,990
		324,402
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,102	52,145
Computer Services — 0.6%
Accenture, Ltd., Class A	3,800	104,462
Affiliated Computer Services, Inc., Class A†	87	4,167
Cognizant Technology Solutions Corp., Class A†	260	5,405
Computer Sciences Corp.†	135	4,973
		119,007

Security Description	Shares	Market Value (Note 2)
Computers — 4.5%
Apple, Inc.†	3,944	$414,593
Dell, Inc.†	1,543	14,628
Hewlett-Packard Co.	4,737	151,868
International Business Machines Corp.	2,697	261,312
Research In Motion, Ltd.†	1,600	68,912
Sun Microsystems, Inc.†	664	4,861
		916,174
Computers-Integrated Systems — 0.0%
Teradata Corp.†	154	2,498
Computers-Memory Devices — 0.3%
EMC Corp.†	4,594	52,372
NetApp, Inc.†	295	4,378
SanDisk Corp.†	202	2,555
		59,305
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	69	1,164
Consumer Products-Misc. — 0.1%
Clorox Co.	124	6,383
Fortune Brands, Inc.	134	3,290
Kimberly-Clark Corp.	369	17,015
		26,688
Containers-Metal/Glass — 0.0%
Ball Corp.	84	3,646
Owens-Illinois, Inc.†	149	2,151
		5,797
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	89	1,866
Pactiv Corp.†	117	1,707
Sealed Air Corp.	141	1,946
		5,519
Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	380	7,307
Colgate-Palmolive Co.	447	26,364
Procter & Gamble Co.	7,564	356,189
The Estee Lauder Cos., Inc., Class A	103	2,539
		392,399
Cruise Lines — 0.1%
Carnival Corp.	390	8,424
Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	48	3,696
Fidelity National Information Services, Inc.	170	3,094
Fiserv, Inc.†	1,439	52,466
		59,256
Dental Supplies & Equipment — 0.2%
Dentsply International, Inc.	1,133	30,421
Patterson Cos., Inc.†	82	1,547
		31,968
Dialysis Centers — 0.0%
DaVita, Inc.†	93	4,087
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	89	7,095

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale — 0.1%
Fastenal Co.	115	$3,698
Genuine Parts Co.	142	4,240
WW Grainger, Inc.	57	4,000
		11,938
Diversified Banking Institutions — 2.5%
Bank of America Corp.	17,309	118,047
Citigroup, Inc.	18,950	47,944
JPMorgan Chase & Co.	6,252	166,178
Morgan Stanley	3,958	90,124
The Goldman Sachs Group, Inc.	862	91,389
		513,682
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	65	4,841
Diversified Manufacturing Operations — 3.3%
3M Co.	1,219	60,609
Cooper Industries, Ltd., Class A	149	3,853
Danaher Corp.	4,927	267,142
Dover Corp.	166	4,379
Eaton Corp.	147	5,418
General Electric Co.	18,119	183,183
Honeywell International, Inc.	4,056	113,000
Illinois Tool Works, Inc.	343	10,582
Ingersoll-Rand Co., Ltd., Class A	284	3,919
ITT Corp.	162	6,232
Leggett & Platt, Inc.	140	1,819
Parker Hannifin Corp.	143	4,859
Textron, Inc.	217	1,246
		666,241
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(1)	2,249	50,127
Diversified Operations — 0.0%
Leucadia National Corp.†	162	2,412
E-Commerce/Products — 1.7%
Amazon.com, Inc.†	4,787	351,557
E-Commerce/Services — 1.0%
eBay, Inc.†	5,961	74,870
Expedia, Inc.†	2,745	24,925
IAC/InterActive Corp.†	5,000	76,150
Priceline.com, Inc.†	300	23,634
		199,579
Electric Products-Misc. — 0.1%
Emerson Electric Co.	673	19,234
Molex, Inc.	124	1,704
		20,938
Electric-Generation — 0.0%
The AES Corp.†	594	3,451
Electric-Integrated — 3.0%
Allegheny Energy, Inc.	151	3,499
Ameren Corp.	190	4,406
American Electric Power Co., Inc.	362	9,144
CMS Energy Corp.	202	2,392
Consolidated Edison, Inc.	244	9,665
Constellation Energy Group, Inc.	178	3,677
Dominion Resources, Inc.	520	16,115

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
DTE Energy Co.	146	$4,044
Duke Energy Corp.	1,143	16,368
Edison International	291	8,384
Entergy Corp.	169	11,507
Exelon Corp.	587	26,644
FirstEnergy Corp.	272	10,499
FPL Group, Inc.	2,965	150,414
Integrys Energy Group, Inc.	68	1,771
Northeast Utilities	154	3,325
Pepco Holdings, Inc.	195	2,434
PG&E Corp.	3,326	127,120
Pinnacle West Capital Corp.	90	2,390
PPL Corp.	335	9,618
Progress Energy, Inc.	246	8,920
Public Service Enterprise Group, Inc.	451	13,291
SCANA Corp.	108	3,336
Southern Co.	694	21,250
TECO Energy, Inc.	190	2,118
Wisconsin Energy Corp.	104	4,282
Xcel Energy, Inc.	7,005	130,503
		607,116
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	191	1,062
Tyco Electronics, Ltd.	408	4,504
		5,566
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	499	1,522
Altera Corp.	262	4,598
Broadcom Corp., Class A†	1,679	33,546
Intel Corp.	11,161	167,973
LSI Corp.†	578	1,757
MEMC Electronic Materials, Inc.†	199	3,282
Microchip Technology, Inc.	162	3,433
Micron Technology, Inc.†	681	2,765
National Semiconductor Corp.	174	1,787
NVIDIA Corp.†	479	4,723
QLogic Corp.†	108	1,201
Texas Instruments, Inc.	1,139	18,805
Xilinx, Inc.	244	4,675
		250,067
Electronic Connectors — 0.0%
Amphenol Corp., Class A	153	4,359
Electronic Forms — 0.1%
Adobe Systems, Inc.†	467	9,989
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	314	4,826
FLIR Systems, Inc.†	134	2,744
		7,570
Electronics-Military — 0.5%
L-3 Communications Holdings, Inc.	1,606	108,887
Engineering/R&D Services — 0.1%
Fluor Corp.	162	5,597
Jacobs Engineering Group, Inc.†	110	4,253
		9,850

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Engines-Internal Combustion — 0.0%
Cummins, Inc.	180	$4,581
Enterprise Software/Service — 0.9%
BMC Software, Inc.†	165	5,445
CA, Inc.	352	6,199
Novell, Inc.†	307	1,308
Oracle Corp.	8,820	159,377
		172,329
Entertainment Software — 0.0%
Electronic Arts, Inc.†	287	5,221
Filtration/Separation Products — 0.0%
Pall Corp.	105	2,145
Finance-Commercial — 0.0%
CIT Group, Inc.	347	989
Finance-Consumer Loans — 0.0%
SLM Corp.†	417	2,064
Finance-Credit Card — 0.2%
American Express Co.	1,044	14,230
Discover Financial Services	429	2,707
Redecard SA	1,100	13,301
		30,238
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	510	653
The Charles Schwab Corp.	7,336	113,708
		114,361
Finance-Other Services — 0.1%
CME Group, Inc.	59	14,537
NYSE Euronext	231	4,135
The NASDAQ OMX Group, Inc.†	122	2,389
		21,061
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	153	701
Food-Confectionery — 0.1%
The Hershey Co.	148	5,143
The J.M. Smucker Co.	106	3,951
		9,094
Food-Dairy Products — 0.0%
Dean Foods Co.†	138	2,495
Food-Meat Products — 0.0%
Hormel Foods Corp.	62	1,966
Tyson Foods, Inc., Class A	270	2,535
		4,501
Food-Misc. — 1.9%
Campbell Soup Co.	183	5,007
ConAgra Foods, Inc.	399	6,731
Danone(1)	1,263	61,651
General Mills, Inc.	292	14,565
H.J. Heinz Co.	2,781	91,940
Kellogg Co.	225	8,242
Kraft Foods, Inc., Class A	5,611	125,069

Security Description	Shares	Market Value (Note 2)
Food-Misc. (continued)
McCormick & Co., Inc.	116	$3,430
Nestle SA†(1)	2,089	70,711
Sara Lee Corp.	620	5,010
		392,356
Food-Retail — 0.1%
Safeway, Inc.	383	7,733
SUPERVALU, Inc.	189	2,699
The Kroger Co.	582	12,350
Whole Foods Market, Inc.	125	2,100
		24,882
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	2,126	48,473
Forestry — 0.0%
Weyerhaeuser Co.	188	5,183
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	310	3,234
Nicor, Inc.	40	1,329
NiSource, Inc.	245	2,401
Sempra Energy	217	10,034
		16,998
Gold Mining — 0.6%
Agnico-Eagle Mines, Ltd.	100	5,692
Barrick Gold Corp.	3,000	97,260
Newmont Mining Corp.	436	19,515
		122,467
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	76	3,627
Health Care Cost Containment — 0.3%
McKesson Corp.	1,744	61,110
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	247	1,576
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	262	4,286
Starwood Hotels & Resorts Worldwide, Inc.	163	2,070
Wyndham Worldwide Corp.	158	664
		7,020
Human Resources — 0.0%
Monster Worldwide, Inc.†	114	929
Robert Half International, Inc.	135	2,407
		3,336
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	451	636
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,600	54,576
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	126	2,752
Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	1,687	94,894
Praxair, Inc.	1,974	132,830
		227,724

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	104	$1,328
Thermo Fisher Scientific, Inc.†	373	13,305
Waters Corp.†	87	3,215
		17,848
Insurance Brokers — 0.1%
AON Corp.	244	9,960
Marsh & McLennan Cos., Inc.	459	9,295
		19,255
Insurance-Life/Health — 0.1%
AFLAC, Inc.	417	8,073
Lincoln National Corp.	228	1,525
Principal Financial Group, Inc.	231	1,890
Prudential Financial, Inc.	378	7,190
Torchmark Corp.	75	1,967
Unum Group	295	3,687
		24,332
Insurance-Multi-line — 0.2%
Allstate Corp.	478	9,154
American International Group, Inc.(2)	2,400	2,400
Assurant, Inc.	105	2,287
Cincinnati Financial Corp.	145	3,316
Genworth Financial, Inc., Class A	386	733
Hartford Financial Services Group, Inc.	290	2,277
Loews Corp.	322	7,116
MetLife, Inc.	730	16,622
XL Capital, Ltd., Class A	305	1,665
		45,570
Insurance-Property/Casualty — 0.2%
Chubb Corp.	314	13,288
The Progressive Corp.†	604	8,118
The Travelers Cos., Inc.	522	21,214
		42,620
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(1)	6,600	49,124
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	152	2,949
Internet Security — 0.7%
McAfee, Inc.†	2,037	68,239
Symantec Corp.†	732	10,936
VeriSign, Inc.†	3,772	71,178
		150,353
Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	195	3,996
BlackRock, Inc.	250	32,510
Federated Investors, Inc., Class B	79	1,758
Franklin Resources, Inc.	785	42,288
Invesco, Ltd.	5,937	82,287
Janus Capital Group, Inc.	141	938
Legg Mason, Inc.	127	2,019
T. Rowe Price Group, Inc.	228	6,580
		172,376

Security Description	Shares	Market Value (Note 2)
Linen Supply & Related Items — 0.0%
Cintas Corp.	117	$2,892
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	536	14,987
Machinery-Farming — 0.2%
Deere & Co.	1,277	41,975
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	116	379
Machinery-Pumps — 0.0%
Flowserve Corp.	50	2,806
Medical Information Systems — 0.0%
IMS Health, Inc.	162	2,020
Medical Instruments — 1.2%
Boston Scientific Corp.†	1,340	10,653
Intuitive Surgical, Inc.†	55	5,245
Medtronic, Inc.	5,297	156,102
St. Jude Medical, Inc.†	1,809	65,721
		237,721
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	97	5,674
Quest Diagnostics, Inc.	138	6,552
		12,226
Medical Products — 3.5%
Baxter International, Inc.	1,747	89,481
Becton, Dickinson & Co.	1,414	95,077
Covidien, Ltd.	2,599	86,391
Hospira, Inc.†	142	4,382
Johnson & Johnson	5,667	298,084
Stryker Corp.	1,412	48,065
Varian Medical Systems, Inc.†	111	3,379
Zimmer Holdings, Inc.†	2,199	80,264
		705,123
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.†	2,772	137,270
Biogen Idec, Inc.†	265	13,891
Celgene Corp.†	1,410	62,604
Genzyme Corp.†	242	14,372
Gilead Sciences, Inc.†	6,012	278,476
Life Technologies Corp.†	155	5,034
Millipore Corp.†	49	2,813
		514,460
Medical-Drugs — 5.6%
Abbott Laboratories	3,278	156,361
Allergan, Inc.	2,474	118,158
Bristol-Myers Squibb Co.	1,765	38,689
Cephalon, Inc.†	61	4,154
Elan Corp. PLC ADR†	3,800	25,232
Eli Lilly & Co.	3,302	110,320
Forest Laboratories, Inc.†	269	5,907
King Pharmaceuticals, Inc.†	220	1,555
Merck & Co., Inc.	5,780	154,615
Novo-Nordisk A/S, Class B(1)	814	39,043

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Pfizer, Inc.	13,156	$179,185
Schering-Plough Corp.	1,451	34,171
Wyeth	6,287	270,593
		1,137,983
Medical-Generic Drugs — 0.6%
Mylan, Inc.†	272	3,648
Teva Pharmaceutical Industries, Ltd. ADR	2,500	112,625
Watson Pharmaceuticals, Inc.†	93	2,893
		119,166
Medical-HMO — 1.2%
Aetna, Inc.	404	9,829
CIGNA Corp.	242	4,257
Coventry Health Care, Inc.†	132	1,708
Humana, Inc.†	151	3,938
UnitedHealth Group, Inc.	6,584	137,803
WellPoint, Inc.†	2,444	92,799
		250,334
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	370	429
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	136	4,442
Cardinal Health, Inc.	321	10,105
		14,547
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	125	7,487
Metal-Aluminum — 0.0%
Alcoa, Inc.	848	6,224
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	367	13,986
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	208	2,785
Multimedia — 1.9%
Liberty Media Corp. - Entertainment, Series A†	5,000	99,750
Meredith Corp.	32	532
News Corp., Class A	2,051	13,578
The McGraw-Hill Cos., Inc.	4,580	104,745
The Walt Disney Co.	7,656	139,033
Time Warner, Inc.	1,066	20,574
Viacom, Inc., Class B†	541	9,402
		387,614
Networking Products — 1.8%
Cisco Systems, Inc.†	18,406	308,669
Juniper Networks, Inc.†	4,066	61,234
		369,903
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	76	416
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	287	4,922
Waste Management, Inc.	3,738	95,693
		100,615

Security Description	Shares	Market Value (Note 2)
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	184	$4,296
Xerox Corp.	771	3,508
		7,804
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	101	2,256
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	62	3,897
ENSCO International, Inc.	126	3,326
Nabors Industries, Ltd.†	252	2,518
Rowan Cos., Inc.	101	1,209
		10,950
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	410	15,945
Apache Corp.	299	19,163
Cabot Oil & Gas Corp.	92	2,168
Chesapeake Energy Corp.	501	8,547
Devon Energy Corp.	396	17,697
EOG Resources, Inc.	1,123	61,495
EQT Corp.	117	3,666
Noble Energy, Inc.	154	8,298
Occidental Petroleum Corp.	823	45,800
Pioneer Natural Resources Co.	103	1,696
Questar Corp.	155	4,562
Range Resources Corp.	139	5,721
Southwestern Energy Co.†	306	9,085
XTO Energy, Inc.	517	15,831
		219,674
Oil Companies-Integrated — 8.2%
Chevron Corp.	5,588	375,737
ConocoPhillips	7,320	286,651
Exxon Mobil Corp.	9,709	661,183
Hess Corp.	253	13,713
Marathon Oil Corp.	8,631	226,909
Murphy Oil Corp.	870	38,950
Petroleo Brasileiro SA ADR	2,900	71,050
		1,674,193
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	1,593	34,935
National-Oilwell Varco, Inc.†	372	10,680
		45,615
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	104	2,754
Tesoro Corp.	123	1,657
Valero Energy Corp.	460	8,234
		12,645
Oil-Field Services — 1.2%
Baker Hughes, Inc.	275	7,851
BJ Services Co.	260	2,587
Halliburton Co.	800	12,376
Schlumberger, Ltd.	4,167	169,264
Smith International, Inc.	1,896	40,726
		232,804

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Paper & Related Products — 0.0%
International Paper Co.	382	$2,689
MeadWestvaco Corp.	152	1,823
		4,512
Pharmacy Services — 2.2%
Express Scripts, Inc.†	4,321	199,500
Medco Health Solutions, Inc.†	5,938	245,477
		444,977
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	239	908
Pipelines — 0.1%
El Paso Corp.	623	3,894
Spectra Energy Corp.	574	8,116
Williams Cos., Inc.	517	5,884
		17,894
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	183	1,341
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	204	449
The New York Times Co., Class A	104	470
The Washington Post Co., Class B	5	1,785
		2,704
Quarrying — 0.0%
Vulcan Materials Co.	98	4,340
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	105	575
AvalonBay Communities, Inc.	71	3,341
Boston Properties, Inc.	108	3,783
Equity Residential	243	4,459
HCP, Inc.	226	4,034
Health Care REIT, Inc.	99	3,029
Host Hotels & Resorts, Inc.	469	1,839
Kimco Realty Corp.	208	1,585
Plum Creek Timber Co., Inc.	147	4,273
ProLogis	239	1,554
Public Storage	112	6,188
Simon Property Group, Inc.	230	7,967
Ventas, Inc.	128	2,894
Vornado Realty Trust	126	4,188
		49,709
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	201	810
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	78	1,856
Limited Brands, Inc.	241	2,097
Nordstrom, Inc.	142	2,378
The Gap, Inc.	9,416	122,314
		128,645
Retail-Auto Parts — 0.6%
AutoZone, Inc.†	734	119,363
O'Reilly Automotive, Inc.†	120	4,201
		123,564

Security Description	Shares	Market Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc.†	96	$1,332
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	232	5,742
Retail-Building Products — 0.4%
Home Depot, Inc.	1,512	35,622
Lowe's Cos., Inc.	2,707	49,403
		85,025
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	146	4,091
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	302	11,464
RadioShack Corp.	112	960
		12,424
Retail-Discount — 2.3%
Big Lots, Inc.†	73	1,517
Costco Wholesale Corp.	1,886	87,360
Dollar Tree, Inc.†	900	40,095
Family Dollar Stores, Inc.	125	4,171
Target Corp.	671	23,076
Wal-Mart Stores, Inc.	6,094	317,497
		473,716
Retail-Drug Store — 1.2%
CVS Caremark Corp.	7,909	217,418
Walgreen Co.	880	22,845
		240,263
Retail-Jewelry — 0.0%
Tiffany & Co.	110	2,372
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	198	3,974
Sears Holdings Corp.†	49	2,240
TJX Cos., Inc.	1,671	42,844
		49,058
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	245	321
Staples, Inc.	636	11,518
		11,839
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	272	11,511
Macy's, Inc.	375	3,338
		14,849
Retail-Restaurants — 1.0%
Darden Restaurants, Inc.	122	4,180
McDonald's Corp.	1,993	108,758
Starbucks Corp.†	655	7,277
Yum! Brands, Inc.	2,610	71,723
		191,938
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	215	1,346
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	466	5,447
People's United Financial, Inc.	311	5,589
		11,036

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Schools — 0.4%
Apollo Group, Inc., Class A†	895	$70,105
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	260	5,010
Linear Technology Corp.	198	4,550
Marvell Technology Group, Ltd.†	6,700	61,372
		70,932
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,186	12,749
KLA-Tencor Corp.	151	3,020
Novellus Systems, Inc.†	87	1,447
Teradyne, Inc.†	154	675
		17,891
Steel-Producers — 0.1%
AK Steel Holding Corp.	99	705
Nucor Corp.	280	10,688
United States Steel Corp.	104	2,197
		13,590
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	87	1,908
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	81	630
Corning, Inc.	1,387	18,406
JDS Uniphase Corp.†	192	624
		19,660
Telecom Services — 0.1%
Bharti Airtel, Ltd.†(1)	663	8,181
Embarq Corp.	127	4,807
		12,988
Telecommunication Equipment — 0.0%
Harris Corp.	119	3,444
Tellabs, Inc.†	353	1,617
		5,061
Telephone-Integrated — 2.5%
AT&T, Inc.	10,656	268,531
CenturyTel, Inc.	89	2,503
Frontier Communications Corp.	278	1,996
Qwest Communications International, Inc.	1,311	4,484
Sprint Nextel Corp.†	2,555	9,121
Verizon Communications, Inc.	6,933	209,377
Windstream Corp.	393	3,167
		499,179
Television — 0.0%
CBS Corp., Class B	606	2,327
Tobacco — 0.5%
Altria Group, Inc.	1,843	29,525
Lorillard, Inc.	150	9,261
Philip Morris International, Inc.	1,787	63,581
Reynolds American, Inc.	151	5,412
		107,779

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Tools-Hand Held — 0.0%
Black & Decker Corp.	54	$1,704
Snap-On, Inc.	51	1,280
The Stanley Works	70	2,039
		5,023
Toys — 0.0%
Hasbro, Inc.	111	2,783
Mattel, Inc.	320	3,689
		6,472
Transport-Rail — 0.7%
Burlington Northern Santa Fe Corp.	248	14,917
CSX Corp.	356	9,203
Norfolk Southern Corp.	327	11,036
Union Pacific Corp.	2,749	113,011
		148,167
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	152	6,933
Expeditors International of Washington, Inc.	2,189	61,927
FedEx Corp.	278	12,368
Ryder System, Inc.	50	1,416
United Parcel Service, Inc., Class B	2,188	107,693
		190,337
Web Portals/ISP — 1.9%
Google, Inc., Class A†	1,079	375,557
Yahoo!, Inc.†	1,243	15,923
		391,480
Wireless Equipment — 3.2%
American Tower Corp., Class A†	9,254	281,599
Motorola, Inc.	2,030	8,587
QUALCOMM, Inc.	9,071	352,954
		643,140
Total Common Stock (cost $25,253,989)		19,515,789
EXCHANGE TRADED FUNDS — 0.7%
Index Fund-Large Cap — 0.7%
iShares S&P 500 Index Fund (cost $118,264)	1,600	127,392
Total Long-Term Investment Securities (cost $25,372,253)		19,643,181
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
T. Rowe Price Reserve Investment Fund	258,954	258,954
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.03% due 05/14/09(3)	$10,000	10,000
Total Short-Term Investment Securities (cost $268,954)		268,954

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $121,000 and collateralized by $125,000 of United States Treasury Bills, bearing interest at 0.17% due 08/27/09 and having an approximate value of $124,850.	$121,000	$121,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	87,000	87,000
Total Repurchase Agreements (cost $208,000)		208,000
TOTAL INVESTMENTS (cost $25,849,207)(5)	99.0%	20,120,135
Other assets less liabilities	1.0	206,508
NET ASSETS	100.0%	$20,326,643

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Security represents an investment in an affliated company; see Note 9

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation
5	Long	S&P 500 E-Mini Index	June 2009	$187,134	$198,700	$11,566

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Medical-Drugs	7.0%
Diversified Banking Institutions	6.6
Electric-Integrated	6.3
Oil Companies-Integrated	5.8
Telephone-Integrated	5.8
Diversified Manufacturing Operations	5.0
Banks-Super Regional	3.8
Tobacco	2.1
Electronic Components-Semiconductors	1.9
Oil Companies-Exploration & Production	1.9
Computers	1.7
Banks-Fiduciary	1.7
Multimedia	1.6
Chemicals-Diversified	1.6
Applications Software	1.6
Food-Misc.	1.6
Medical Products	1.4
Aerospace/Defense	1.3
Retail-Building Products	1.3
Registered Investment Companies	1.2
Cable/Satellite TV	1.2
Insurance-Multi-line	1.1
Insurance Brokers	1.1
Agricultural Chemicals	1.1
Medical-HMO	1.1
Transport-Services	1.1
Food-Retail	1.0
Networking Products	0.9
Beverages-Non-alcoholic	0.9
Insurance-Property/Casualty	0.8
Finance-Investment Banker/Broker	0.8
Consumer Products-Misc.	0.8
Retail-Drug Store	0.8
Machinery-Farming	0.8
Medical-Wholesale Drug Distribution	0.7
Food-Confectionery	0.7
Computer Services	0.7
Retail-Discount	0.6
Engineering/R&D Services	0.6
Distribution/Wholesale	0.6
Insurance-Life/Health	0.6
Retail-Regional Department Stores	0.6
Real Estate Investment Trusts	0.6
Auto-Heavy Duty Trucks	0.6
Non-Hazardous Waste Disposal	0.5
Metal Processors & Fabrication	0.5
Medical-Biomedical/Gene	0.5
Oil-Field Services	0.5
Retail-Apparel/Shoe	0.5
Tools-Hand Held	0.5
Retail-Office Supplies	0.5
Engines-Internal Combustion	0.5
Finance-Credit Card	0.5
Gas-Distribution	0.4
Steel-Producers	0.4
Retail-Bedding	0.4
Transport-Rail	0.4
Food-Wholesale/Distribution	0.4
Paper & Related Products	0.4
Semiconductor Components-Integrated Circuits	0.4
Cosmetics & Toiletries	0.4

Independent Power Producers	0.4%
Quarrying	0.4
Commercial Services-Finance	0.3
Pipelines	0.3
Chemicals-Specialty	0.3
Retail-Restaurants	0.3
Oil Refining & Marketing	0.3
Metal-Iron	0.3
Appliances	0.3
Banks-Commercial	0.3
Web Portals/ISP	0.3
Toys	0.3
Cable TV	0.3
Brewery	0.3
Investment Management/Advisor Services	0.3
Office Supplies & Forms	0.3
Hotels/Motels	0.2
Forestry	0.2
Semiconductor Equipment	0.2
Airlines	0.2
Aerospace/Defense-Equipment	0.2
Telecom Equipment-Fiber Optics	0.2
Retail-Jewelry	0.2
Repurchase Agreements	0.2
Building Products-Wood	0.2
E-Commerce/Services	0.2
Industrial Gases	0.2
Metal-Aluminum	0.2
Agricultural Operations	0.2
Motorcycle/Motor Scooter	0.2
Auto-Cars/Light Trucks	0.1
Finance-Consumer Loans	0.1
Coal	0.1
Building-Residential/Commercial	0.1
Cellular Telecom	0.1
Publishing-Newspapers	0.1
Gold Mining	0.1
Pharmacy Services	0.1
Electric Products-Misc.	0.1
Home Decoration Products	0.1
Instruments-Scientific	0.1
Cruise Lines	0.1
Wireless Equipment	0.1
Savings & Loans/Thrifts	0.1
Audio/Video Products	0.1
Internet Security	0.1
Computers-Memory Devices	0.1
Medical Instruments	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building & Construction Products-Misc.	0.1
Television	0.1
Electronic Components-Misc.	0.1
Apparel Manufacturers	0.1
Office Automation & Equipment	0.1
Telecom Services	0.1
Retail-Consumer Electronics	0.1
Oil Field Machinery & Equipment	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.0%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	10,668	$43,952
Omnicom Group, Inc.	2,506	58,641
		102,593
Aerospace/Defense — 1.3%
Boeing Co.	30,792	1,095,579
General Dynamics Corp.	3,631	151,013
Lockheed Martin Corp.	19,000	1,311,570
Northrop Grumman Corp.	7,326	319,707
Raytheon Co.	8,959	348,864
		3,226,733
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	2,771	104,993
United Technologies Corp.	9,073	389,958
		494,951
Agricultural Chemicals — 1.1%
Agrium, Inc.	36,200	1,295,598
CF Industries Holdings, Inc.	358	25,464
Monsanto Co.	4,908	407,855
The Mosaic Co.	23,500	986,530
		2,715,447
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	14,373	399,282
Airlines — 0.2%
Southwest Airlines Co.	79,309	502,026
Apparel Manufacturers — 0.1%
Polo Ralph Lauren Corp.	544	22,984
VF Corp.	1,973	112,678
		135,662
Appliances — 0.3%
Whirlpool Corp.	24,147	714,510
Applications Software — 1.6%
Citrix Systems, Inc.†	1,371	31,039
Microsoft Corp.	205,800	3,780,546
		3,811,585
Audio/Video Products — 0.1%
Harman International Industries, Inc.	13,003	175,931
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	53,657	141,118
General Motors Corp.	9,706	18,830
		159,948
Auto-Heavy Duty Trucks — 0.6%
PACCAR, Inc.	54,300	1,398,768
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	13,305	159,660
Banks-Commercial — 0.3%
Allied Irish Banks PLC ADR	48,800	75,640
BB&T Corp.	12,523	211,889
First Horizon National Corp.	2,646	28,418
M&T Bank Corp.	1,741	78,763
Marshall & Ilsley Corp.	31,341	176,450
Regions Financial Corp.	15,554	66,260
Zions Bancorporation	2,583	25,391
		662,811

Security Description	Shares	Market Value (Note 2)
Banks-Fiduciary — 1.7%
Northern Trust Corp.	2,702	$161,634
State Street Corp.	5,223	160,764
The Bank of New York Mellon Corp.	131,357	3,710,835
		4,033,233
Banks-Super Regional — 3.8%
Capital One Financial Corp.	33,074	404,826
Comerica, Inc.	3,386	61,998
Fifth Third Bancorp	40,429	118,053
Huntington Bancshares, Inc.	8,198	13,609
KeyCorp	63,477	499,564
PNC Financial Services Group, Inc.	59,083	1,730,541
SunTrust Banks, Inc.	46,087	541,061
US Bancorp	119,100	1,740,051
Wells Fargo & Co.	292,290	4,162,209
		9,271,912
Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	7,101	93,662
Dr. Pepper Snapple Group, Inc.†	2,215	37,456
Pepsi Bottling Group, Inc.	1,425	31,549
PepsiCo, Inc.	26,500	1,364,220
The Coca-Cola Co.	12,926	568,098
		2,094,985
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	944	36,656
Constellation Brands, Inc., Class A†	2,529	30,095
		66,751
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	18,100	499,802
Molson Coors Brewing Co., Class B	3,356	115,044
		614,846
Building & Construction Products-Misc. — 0.1%
USG Corp.†	20,800	158,288
Building Products-Wood — 0.2%
Masco Corp.	64,850	452,653
Building-Residential/Commercial — 0.1%
Centex Corp.	1,643	12,323
D.R. Horton, Inc.	25,373	246,118
KB Home	691	9,107
Lennar Corp., Class A	3,163	23,754
Pulte Homes, Inc.	2,451	26,790
		318,092
Cable TV — 0.3%
Cablevision Systems Corp., Class A	34,100	441,254
Scripps Networks Interactive, Inc., Class A	1,110	24,986
The DIRECTV Group, Inc.†	6,870	156,567
		622,807
Cable/Satellite TV — 1.2%
Comcast Corp., Class A	178,606	2,436,186
Time Warner Cable, Inc.	15,556	385,789
		2,821,975
Casino Hotels — 0.0%
MGM Mirage†	28,400	66,172
Casino Services — 0.0%
International Game Technology	6,614	60,981

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Cellular Telecom — 0.1%
Vodafone Group PLC(1)	180,900	$316,033
Chemicals-Diversified — 1.6%
Celanese Corp., Class A	88,800	1,187,256
E.I. du Pont de Nemours & Co.	100,709	2,248,832
PPG Industries, Inc.	3,677	135,681
Rohm and Haas Co.	1,231	97,052
The Dow Chemical Co.	20,697	174,476
		3,843,297
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,624	43,523
International Flavors & Fragrances, Inc.	23,258	708,439
Sigma-Aldrich Corp.	902	34,086
		786,048
Coal — 0.1%
CONSOL Energy, Inc.	10,400	262,496
Massey Energy Co.	1,914	19,370
Peabody Energy Corp.	1,976	49,479
		331,345
Commercial Services — 0.0%
Convergys Corp.†	2,736	22,107
Iron Mountain, Inc.†	1,770	39,241
		61,348
Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	5,426	190,778
H&R Block, Inc.	30,606	556,723
Moody's Corp.	2,645	60,624
		808,125
Computer Services — 0.7%
Accenture, Ltd., Class A	30,900	849,441
Affiliated Computer Services, Inc., Class A†	765	36,636
Computer Sciences Corp.†	24,192	891,233
		1,777,310
Computers — 1.7%
Dell, Inc.†	164,800	1,562,304
Hewlett-Packard Co.	50,382	1,615,247
International Business Machines Corp.	8,712	844,106
Sun Microsystems, Inc.†	16,675	122,061
		4,143,718
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,976	32,051
Computers-Memory Devices — 0.1%
EMC Corp.†	14,866	169,472
Consumer Products-Misc. — 0.8%
Clorox Co.	3,113	160,257
Fortune Brands, Inc.	37,992	932,704
Kimberly-Clark Corp.	17,228	794,383
		1,887,344
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	2,807	40,533
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,236	46,889

Security Description	Shares	Market Value (Note 2)
Containers-Paper/Plastic (continued)
Pactiv Corp.†	1,443	$21,053
Sealed Air Corp.	1,379	19,030
		86,972
Cosmetics & Toiletries — 0.4%
The Procter & Gamble Co.	19,688	927,108
Cruise Lines — 0.1%
Carnival Corp.	9,802	211,723
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,275	77,805
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,697	45,564
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	757	60,348
Distribution/Wholesale — 0.6%
Genuine Parts Co.	16,670	497,766
Ingram Micro, Inc., Class A†	76,900	972,016
WW Grainger, Inc.	798	56,004
		1,525,786
Diversified Banking Institutions — 6.6%
Bank of America Corp.	472,035	3,219,279
Citigroup, Inc.	122,620	310,229
JPMorgan Chase & Co.	312,357	8,302,449
Morgan Stanley	24,060	547,846
The Goldman Sachs Group, Inc.	31,800	3,371,436
UBS AG†	39,740	374,748
		16,125,987
Diversified Manufacturing Operations — 5.0%
3M Co.	26,000	1,292,720
Cooper Industries, Ltd., Class A	20,342	526,044
Dover Corp.	4,165	109,873
Eaton Corp.	10,999	405,423
General Electric Co.	641,463	6,485,191
Honeywell International, Inc.	38,962	1,085,481
Illinois Tool Works, Inc.	38,817	1,197,504
Ingersoll-Rand Co., Ltd., Class A	68,840	949,992
ITT Corp.	1,750	67,322
Leggett & Platt, Inc.	3,512	45,621
Parker Hannifin Corp.	1,619	55,014
Textron, Inc.	5,440	31,226
		12,251,411
Diversified Operations — 0.0%
Leucadia National Corp.†	1,664	24,777
E-Commerce/Services — 0.2%
eBay, Inc.†	33,900	425,784
Expedia, Inc.†	2,677	24,307
		450,091
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,763	193,287
Molex, Inc.	3,103	42,635
		235,922
Electric-Generation — 0.0%
The AES Corp.†	14,918	86,674

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated — 6.3%
Allegheny Energy, Inc.	3,793	$87,884
Ameren Corp.	4,759	110,361
American Electric Power Co., Inc.	9,093	229,689
CMS Energy Corp.	5,074	60,076
Consolidated Edison, Inc.	6,132	242,889
Constellation Energy Group, Inc.	21,759	449,541
Dominion Resources, Inc.	13,065	404,884
DTE Energy Co.	3,656	101,271
Duke Energy Corp.	77,137	1,104,602
Edison International	7,295	210,169
Entergy Corp.	33,242	2,263,448
Exelon Corp.	35,139	1,594,959
FirstEnergy Corp.	15,526	599,304
FPL Group, Inc.	33,857	1,717,566
Integrys Energy Group, Inc.	1,711	44,554
Northeast Utilities	3,856	83,251
Pepco Holdings, Inc.	4,906	61,227
PG&E Corp.	25,490	974,228
Pinnacle West Capital Corp.	19,561	519,540
PPL Corp.	8,404	241,279
Progress Energy, Inc.	26,971	977,968
Public Service Enterprise Group, Inc.	11,330	333,895
SCANA Corp.	23,413	723,228
TECO Energy, Inc.	53,268	593,938
The Southern Co.	17,412	533,155
Wisconsin Energy Corp.	2,618	107,783
Xcel Energy, Inc.	51,671	962,631
		15,333,320
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc.	4,788	26,621
Tyco Electronics, Ltd.	10,256	113,226
		139,847
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	7,898	24,089
Broadcom Corp., Class A†	5,239	104,675
Intel Corp.	221,161	3,328,473
LSI Corp.†	8,998	27,354
Microchip Technology, Inc.	4,078	86,413
Micron Technology, Inc.†	17,102	69,434
NVIDIA Corp.†	4,449	43,867
QLogic Corp.†	977	10,864
Texas Instruments, Inc.	57,400	947,674
Xilinx, Inc.	2,578	49,395
		4,692,238
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	929	62,986
Engineering/R&D Services — 0.6%
ABB, Ltd. ADR	101,300	1,412,122
Fluor Corp.	2,073	71,622
Jacobs Engineering Group, Inc.†	1,213	46,895
		1,530,639
Engines-Internal Combustion — 0.5%
Cummins, Inc.	45,662	1,162,098
Enterprise Software/Service — 0.0%
CA, Inc.	3,620	63,748

Security Description	Shares	Market Value (Note 2)
Enterprise Software/Service (continued)
Novell, Inc.†	3,779	$16,099
		79,847
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,107	74,706
Filtration/Separation Products — 0.0%
Pall Corp.	1,375	28,091
Finance-Commercial — 0.0%
CIT Group, Inc.	8,705	24,809
Finance-Consumer Loans — 0.1%
SLM Corp.†	67,700	335,115
Finance-Credit Card — 0.5%
American Express Co.	77,553	1,057,048
Discover Financial Services	4,420	27,890
		1,084,938
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	6,661	8,526
The Charles Schwab Corp.	6,927	107,369
		115,895
Finance-Other Services — 0.0%
The NASDAQ OMX Group, Inc.†	1,322	25,885
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,878	8,601
Food-Confectionery — 0.7%
The Hershey Co.	48,500	1,685,375
The J.M. Smucker Co.	2,652	98,840
		1,784,215
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,175	21,244
Food-Meat Products — 0.0%
Hormel Foods Corp.	876	27,778
Tyson Foods, Inc., Class A	6,769	63,561
		91,339
Food-Misc. — 1.6%
ConAgra Foods, Inc.	10,011	168,885
General Mills, Inc.	3,377	168,445
H.J. Heinz Co.	2,888	95,477
Kraft Foods, Inc., Class A	65,802	1,466,727
McCormick & Co., Inc.	14,411	426,133
Nestle SA ADR†	40,200	1,348,710
Sara Lee Corp.	15,574	125,838
		3,800,215
Food-Retail — 1.0%
Safeway, Inc.	54,404	1,098,417
SUPERVALU, Inc.	4,741	67,701
The Kroger Co.	52,266	1,109,085
Whole Foods Market, Inc.	3,144	52,819
		2,328,022
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	43,700	996,360
Forestry — 0.2%
Weyerhaeuser Co.	15,130	417,134

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution — 0.4%
CenterPoint Energy, Inc.	7,779	$81,135
Nicor, Inc.	1,012	33,629
NiSource, Inc.	72,842	713,852
Sempra Energy	5,451	252,054
		1,080,670
Gold Mining — 0.1%
Newmont Mining Corp.	6,682	299,086
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	726	34,652
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	35,207	224,621
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	30,108	492,567
Starwood Hotels & Resorts Worldwide, Inc.	4,085	51,879
Wyndham Worldwide Corp.	3,975	16,695
		561,141
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,834	14,947
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	11,335	15,982
NRG Energy, Inc.†	51,600	908,160
		924,142
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,694	264,037
Praxair, Inc.	2,475	166,543
		430,580
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,601	33,215
Thermo Fisher Scientific, Inc.†	5,337	190,371
		223,586
Insurance Brokers — 1.1%
AON Corp.	33,875	1,382,777
Marsh & McLennan Cos., Inc.	66,931	1,355,353
		2,738,130
Insurance-Life/Health — 0.6%
AFLAC, Inc.	4,606	89,172
Lincoln National Corp.	45,309	303,117
Principal Financial Group, Inc.	5,812	47,542
Prudential Financial, Inc.	9,494	180,576
Torchmark Corp.	1,060	27,804
Unum Group	68,515	856,438
		1,504,649
Insurance-Multi-line — 1.1%
ACE, Ltd.	42,300	1,708,920
American International Group, Inc.(2)	60,250	60,250
Assurant, Inc.	2,637	57,434
Cincinnati Financial Corp.	3,639	83,224
Genworth Financial, Inc., Class A	9,699	18,428
Hartford Financial Services Group, Inc.	7,282	57,164
Loews Corp.	4,690	103,649
MetLife, Inc.	18,318	417,101
The Allstate Corp.	12,003	229,857

Security Description	Shares	Market Value (Note 2)
Insurance-Multi-line (continued)
XL Capital, Ltd., Class A	7,663	$41,840
		2,777,867
Insurance-Property/Casualty — 0.8%
Chubb Corp.	14,345	607,080
The Progressive Corp.†	29,700	399,168
The Travelers Cos., Inc.	25,250	1,026,160
		2,032,408
Internet Security — 0.1%
McAfee, Inc.†	1,760	58,960
Symantec Corp.†	7,721	115,352
		174,312
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	4,900	100,401
Federated Investors, Inc., Class B	598	13,312
Invesco, Ltd.	8,473	117,436
Janus Capital Group, Inc.	11,740	78,071
Legg Mason, Inc.	15,898	252,778
T. Rowe Price Group, Inc.	1,720	49,639
		611,637
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,530	37,822
Machinery-Farming — 0.8%
Deere & Co.	57,175	1,879,342
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	2,919	9,545
Machinery-Pumps — 0.0%
Flowserve Corp.	1,252	70,262
Medical Instruments — 0.1%
Boston Scientific Corp.†	21,191	168,468
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,383	65,665
Medical Products — 1.4%
Baxter International, Inc.	6,323	323,864
Becton, Dickinson & Co.	2,415	162,384
Covidien, Ltd.	11,283	375,047
Hospira, Inc.†	1,894	58,449
Johnson & Johnson	46,400	2,440,640
		3,360,384
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	13,200	653,664
Genzyme Corp.†	2,856	169,618
Gilead Sciences, Inc.†	6,935	321,229
Life Technologies Corp.†	2,140	69,507
Millipore Corp.†	558	32,035
		1,246,053
Medical-Drugs — 7.0%
Abbott Laboratories	38,556	1,839,121
Allergan, Inc.	3,512	167,733
Bristol-Myers Squibb Co.	85,824	1,881,262
Cephalon, Inc.†	832	56,659
Eli Lilly & Co.	50,341	1,681,893
King Pharmaceuticals, Inc.†	3,201	22,631
Merck & Co., Inc.	122,795	3,284,766
Pfizer, Inc.	291,236	3,966,635

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Drugs (continued)
Schering-Plough Corp.	87,518	$2,061,049
Wyeth	47,419	2,040,914
		17,002,663
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	3,275	43,918
Watson Pharmaceuticals, Inc.†	1,546	48,096
		92,014
Medical-HMO — 1.1%
Aetna, Inc.	45,277	1,101,589
CIGNA Corp.	6,069	106,754
Coventry Health Care, Inc.†	1,129	14,609
Humana, Inc.†	1,550	40,424
UnitedHealth Group, Inc.	38,900	814,177
WellPoint, Inc.†	16,538	627,948
		2,705,501
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,300	10,788
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	3,410	111,371
Cardinal Health, Inc.	46,870	1,475,467
McKesson Corp.	6,131	214,830
		1,801,668
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	20,991	1,257,361
Metal-Aluminum — 0.2%
Alcoa, Inc.	57,079	418,960
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	39,700	720,952
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	27,397	366,846
Multimedia — 1.6%
Meredith Corp.	806	13,412
News Corp., Class A	51,503	340,950
The McGraw-Hill Cos., Inc.	39,800	910,226
The Walt Disney Co.	70,355	1,277,647
Time Warner, Inc.	61,978	1,196,175
WPP PLC(1)	35,800	201,307
		3,939,717
Networking Products — 0.9%
Cisco Systems, Inc.†	125,000	2,096,250
Juniper Networks, Inc.†	7,366	110,932
		2,207,182
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	57,516	986,399
Waste Management, Inc.	11,005	281,728
		1,268,127
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,617	37,757
Xerox Corp.	19,364	88,106
		125,863
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	26,724	597,014

Security Description			Shares	Market Value (Note 2)
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.			545	$34,259
Rowan Cos., Inc.			2,530	30,284
				64,543
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.			20,800	808,912
Apache Corp.			13,200	845,988
EQT Corp.			996	31,205
Noble Energy, Inc.			1,897	102,210
Occidental Petroleum Corp.			25,243	1,404,773
Pioneer Natural Resources Co.			1,087	17,903
Southwestern Energy Co.†			2,847	84,527
XTO Energy, Inc.			43,050	1,318,191
				4,613,709
Oil Companies-Integrated — 5.8%
BP	PL	C ADR	26,004	1,042,761
Chevron Corp.			63,068	4,240,692
ConocoPhillips			19,132	749,209
Exxon Mobil Corp.			41,512	2,826,967
Marathon Oil Corp.			42,379	1,114,144
Murphy Oil Corp.			26,000	1,164,020
Royal Dutch Shell PLC ADR			39,800	1,763,140
Total SA ADR			23,800	1,167,628
				14,068,561
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†			3,738	107,318
Oil Refining & Marketing — 0.3%
Sunoco, Inc.			20,200	534,896
Tesoro Corp.			3,098	41,730
Valero Energy Corp.			11,561	206,942
				783,568
Oil-Field Services — 0.5%
BJ Services Co.			17,800	177,110
Halliburton Co.			9,643	149,177
Schlumberger, Ltd.			22,500	913,950
				1,240,237
Paper & Related Products — 0.4%
International Paper Co.			76,666	539,728
MeadWestvaco Corp.			34,825	417,552
				957,280
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†			7,037	290,910
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.			6,005	22,819
Pipelines — 0.3%
El Paso Corp.			15,643	97,769
Spectra Energy Corp.			38,680	546,935
The Williams Cos., Inc.			12,969	147,587
				792,291
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.			4,595	33,681
Publishing-Newspapers — 0.1%
Gannett Co., Inc.			5,114	11,251
The New York Times Co., Class A			56,511	255,430
The Washington Post Co., Class B			135	48,208
				314,889

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Quarrying — 0.4%
Vulcan Materials Co.	19,771	$875,658
Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., Class A	2,626	14,391
AvalonBay Communities, Inc.	1,786	84,049
Boston Properties, Inc.	2,715	95,107
Equity Residential	6,108	112,082
HCP, Inc.	5,686	101,495
Health Care REIT, Inc.	2,480	75,863
Host Hotels & Resorts, Inc.	11,766	46,123
Kimco Realty Corp.	56,320	429,158
Plum Creek Timber Co., Inc.	3,691	107,297
ProLogis	5,992	38,948
Public Storage	2,808	155,142
Simon Property Group, Inc.	5,638	195,300
Ventas, Inc.	1,477	33,395
Vornado Realty Trust	3,154	104,839
		1,593,189
Retail-Apparel/Shoe — 0.5%
Limited Brands, Inc.	6,059	52,713
Nordstrom, Inc.	64,299	1,077,008
The Gap, Inc.	5,847	75,953
		1,205,674
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc.†	1,148	40,191
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,416	33,534
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	41,300	1,022,175
Retail-Building Products — 1.3%
Home Depot, Inc.	128,247	3,021,500
Lowe's Cos., Inc.	9,517	173,685
		3,195,185
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,960	112,361
RadioShack Corp.	952	8,159
		120,520
Retail-Discount — 0.6%
Big Lots, Inc.†	1,048	21,777
Costco Wholesale Corp.	5,433	251,657
Family Dollar Stores, Inc.	1,284	42,847
Target Corp.	8,259	284,027
Wal-Mart Stores, Inc.	18,524	965,100
		1,565,408
Retail-Drug Store — 0.8%
CVS Caremark Corp.	59,618	1,638,899
Walgreen Co.	9,280	240,909
		1,879,808
Retail-Jewelry — 0.2%
Tiffany & Co.	22,757	490,641
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	4,975	99,848

Security Description	Shares	Market Value (Note 2)
Retail-Office Supplies — 0.5%
Office Depot, Inc.†	6,154	$8,062
Staples, Inc.	64,188	1,162,444
		1,170,506
Retail-Regional Department Stores — 0.6%
Kohl's Corp.†	28,256	1,195,794
Macy's, Inc.	34,317	305,421
		1,501,215
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,067	105,075
McDonald's Corp.	12,468	680,379
		785,454
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	5,404	33,829
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,444	51,950
People's United Financial, Inc.	7,797	140,112
		192,062
Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	42,821	825,161
Linear Technology Corp.	4,968	114,164
		939,325
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	37,734	405,641
KLA-Tencor Corp.	3,803	76,060
Novellus Systems, Inc.†	1,239	20,605
Teradyne, Inc.†	3,867	16,937
		519,243
Steel-Producers — 0.4%
AK Steel Holding Corp.	2,483	17,679
Nucor Corp.	24,900	950,433
United States Steel Corp.	2,602	54,980
		1,023,092
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	829	18,180
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,030	15,794
Corning, Inc.	34,819	462,048
JDS Uniphase Corp.†	4,817	15,655
		493,497
Telecom Services — 0.1%
Embarq Corp.	3,193	120,855
Telecommunication Equipment — 0.0%
Tellabs, Inc.†	5,404	24,750
Telephone-Integrated — 5.8%
AT&T, Inc.	332,977	8,391,020
CenturyTel, Inc.	2,246	63,158
Frontier Communications Corp.	6,971	50,052
Qwest Communications International, Inc.	206,006	704,540
Sprint Nextel Corp.†	124,798	445,529
Verizon Communications, Inc.	142,646	4,307,909
Windstream Corp.	9,877	79,609
		14,041,817

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Television — 0.1%
CBS Corp., Class B	40,406	$155,159
Tobacco — 2.1%
Altria Group, Inc.	123,065	1,971,501
Lorillard, Inc.	3,763	232,328
Philip Morris International, Inc.	79,071	2,813,346
Reynolds American, Inc.	3,785	135,654
		5,152,829
Tools-Hand Held — 0.5%
Black & Decker Corp.	8,900	280,884
Snap-On, Inc.	1,287	32,304
The Stanley Works	29,866	869,698
		1,182,886
Toys — 0.3%
Hasbro, Inc.	2,775	69,569
Mattel, Inc.	49,527	571,047
		640,616
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	2,804	168,661
CSX Corp.	8,940	231,099
Norfolk Southern Corp.	4,595	155,081
Union Pacific Corp.	11,267	463,186
		1,018,027
Transport-Services — 1.1%
FedEx Corp.	3,415	151,933
Ryder System, Inc.	1,246	35,274
United Parcel Service, Inc., Class B	49,530	2,437,867
		2,625,074
Web Portals/ISP — 0.3%
Yahoo!, Inc.†	50,800	650,748
Wireless Equipment — 0.1%
American Tower Corp., Class A†	6,669	202,938
Total Common Stock (cost $370,599,279)		236,575,302
PREFERRED STOCK — 0.0%
Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. 8.75% (cost $820,574)	18,900	19,656
EXCHANGE TRADED FUNDS — 0.7%
Finance-Investment Banker/Broker — 0.7%
iShares S&P 500 Value Index Fund (cost $1,876,786)	47,900	1,781,880

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $251,665)	$503,000	$175,422
Total Long-Term Investment Securities (cost $373,548,304)		238,552,260
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
T. Rowe Price Reserve Investment Fund	2,922,174	2,922,174
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 05/14/09(3)	80,000	79,998
Total Short-Term Investment Securities (cost $3,002,172)		3,002,172
REPURCHASE AGREEMENTS — 0.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $5,000 and collateralized by $10,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $9,988	5,000	5,000
Banc of America Securities Joint Repurchase Agreement(4)	475,000	475,000
Total Repurchase Agreements (cost $480,000)		480,000
TOTAL INVESTMENTS (cost $377,030,476)(5)	99.2%	242,034,432
Other assets less liabilities	0.8	1,927,834
NET ASSETS	100.0%	$243,962,266

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 9

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

ContractsNumber of		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation
4	Long	S&P 500 Citigroup Value Index	June 2009	$344,620	$369,200	$24,580

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.2%
Repurchase Agreements	3.2
Schools	3.1
Medical Instruments	2.9
Medical-Biomedical/Gene	2.8
Medical-Drugs	2.7
Electronic Components-Semiconductors	2.7
Retail-Restaurants	2.5
Electronic Measurement Instruments	2.5
Applications Software	2.3
Retail-Apparel/Shoe	2.2
Enterprise Software/Service	1.9
Commercial Services-Finance	1.7
Retail-Consumer Electronics	1.7
Cellular Telecom	1.6
Diversified Manufacturing Operations	1.5
Oil Field Machinery & Equipment	1.4
Networking Products	1.4
Consumer Products-Misc.	1.4
Oil-Field Services	1.3
Semiconductor Components-Integrated Circuits	1.3
Oil & Gas Drilling	1.1
Computer Services	1.1
Medical Products	1.1
Investment Management/Advisor Services	1.1
Chemicals-Diversified	1.1
Engineering/R&D Services	1.0
Internet Security	1.0
Wireless Equipment	1.0
Transport-Services	1.0
Web Hosting/Design	0.9
Energy-Alternate Sources	0.9
Index Fund	0.9
Telecommunication Equipment	0.9
Medical Labs & Testing Services	0.8
Transport-Truck	0.8
Computers-Memory Devices	0.8
Electric-Integrated	0.8
Multimedia	0.8
Chemicals-Specialty	0.8
Medical-Wholesale Drug Distribution	0.8
Finance-Other Services	0.7
Retail-Discount	0.7
Data Processing/Management	0.7
Food-Misc.	0.7
Telecom Services	0.7
Retail-Auto Parts	0.7
Filtration/Separation Products	0.7
Banks-Fiduciary	0.6
Coal	0.6
Retail-Major Department Stores	0.6
Airlines	0.6
Transactional Software	0.6
Retail-Bedding	0.6
Distribution/Wholesale	0.6
Medical-HMO	0.6
Pharmacy Services	0.6
Cosmetics & Toiletries	0.6
Commercial Services	0.6
Agricultural Chemicals	0.5

Aerospace/Defense-Equipment	0.5%
Semiconductor Equipment	0.5
Hotels/Motels	0.5
Motion Pictures & Services	0.5
Disposable Medical Products	0.5
Entertainment Software	0.5
Retail-Computer Equipment	0.5
Insurance-Property/Casualty	0.5
Oil Companies-Integrated	0.5
Metal Processors & Fabrication	0.5
Hazardous Waste Disposal	0.5
Insurance Brokers	0.4
Computer Aided Design	0.4
Real Estate Investment Trusts	0.4
Finance-Investment Banker/Broker	0.4
E-Commerce/Services	0.4
Tobacco	0.4
Machinery-General Industrial	0.4
Retail-Sporting Goods	0.4
Food-Confectionery	0.4
Toys	0.4
Apparel Manufacturers	0.4
Aerospace/Defense	0.4
Gold Mining	0.4
Human Resources	0.3
Dental Supplies & Equipment	0.3
Diversified Financial Services	0.3
Diagnostic Kits	0.3
Coatings/Paint	0.3
Beverages-Non-alcoholic	0.3
Beverages-Wine/Spirits	0.3
Non-Hazardous Waste Disposal	0.3
Medical Information Systems	0.3
Machinery-Construction & Mining	0.3
Electric Products-Misc.	0.3
Banks-Commercial	0.3
Retail-Regional Department Stores	0.2
Instruments-Scientific	0.2
Machinery-Pumps	0.2
Electronic Components-Misc.	0.2
Auction Houses/Art Dealers	0.2
Retail-Jewelry	0.2
Industrial Audio & Video Products	0.2
Power Converter/Supply Equipment	0.2
Internet Infrastructure Software	0.2
Retail-Pet Food & Supplies	0.2
Advanced Materials	0.2
Electronic Connectors	0.2
Engines-Internal Combustion	0.2
Dialysis Centers	0.2
Electronic Forms	0.2
Cable TV	0.2
Building-Residential/Commercial	0.2
Retail-Automobile	0.2
Telephone-Integrated	0.2
Insurance-Reinsurance	0.2
Insurance-Multi-line	0.2
Broadcast Services/Program	0.2
Consulting Services	0.2
Industrial Gases	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (continued)(unaudited)

Casino Services	0.2%
Steel Pipe & Tube	0.2
Vitamins & Nutrition Products	0.2
Electronics-Military	0.2
Computers-Integrated Systems	0.2
Therapeutics	0.2
Containers-Metal/Glass	0.2
Oil Refining & Marketing	0.1
Lasers-System/Components	0.1
Diagnostic Equipment	0.1
Independent Power Producers	0.1
Respiratory Products	0.1
Metal-Iron	0.1
Auto/Truck Parts & Equipment-Original	0.1
Casino Hotels	0.1
Office Automation & Equipment	0.1
Advertising Agencies	0.1
Medical-Generic Drugs	0.1
X-Ray Equipment	0.1
Registered Investment Companies	0.1
Machinery-Print Trade	0.1
Building Products-Cement	0.1
Wire & Cable Products	0.1
Electric-Generation	0.1
Retail-Gardening Products	0.1
Web Portals/ISP	0.1
Printing-Commercial	0.1
Soap & Cleaning Preparation	0.1
Internet Content-Information/News	0.1
Medical-Outpatient/Home Medical	0.1
Pipelines	0.1
Steel-Producers	0.1
E-Marketing/Info	0.1
Identification Systems	0.1
Retail-Mail Order	0.1
Retail-Office Supplies	0.1
Industrial Automated/Robotic	0.1
Television	0.1
Batteries/Battery Systems	0.1
Leisure Products	0.1
Motorcycle/Motor Scooter	0.1
Telecom Equipment-Fiber Optics	0.1
Electronic Design Automation	0.1
Patient Monitoring Equipment	0.1
Research & Development	0.1
Transport-Marine	0.1
Gas-Distribution	0.1
Savings & Loans/Thrifts	0.1
Food-Retail	0.1
Auto-Heavy Duty Trucks	0.1
Steel-Specialty	0.1
Finance-Consumer Loans	0.1
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.8%
Advanced Materials — 0.2%
Hexcel Corp.†	21,723	$142,720
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	6,873	28,317
Omnicom Group, Inc.	1,900	44,460
		72,777
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	3,118	11,443
Lamar Advertising Co., Class A†	1,261	12,295
		23,738
Aerospace/Defense — 0.4%
Empressa Brasileira de Aeronautica SA ADR	2,400	31,848
Rockwell Collins, Inc.	6,412	209,288
		241,136
Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems, Inc.†	1,634	109,445
BE Aerospace, Inc.†	1,511	13,100
Goodrich Corp.	6,313	239,200
		361,745
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	2,116	150,511
Intrepid Potash, Inc.†	6,139	113,265
Terra Industries, Inc.	3,923	110,197
		373,973
Airlines — 0.6%
Allegiant Travel Co.†	3,100	140,926
AMR Corp.†	2,298	7,331
Copa Holdings SA, Class A	359	10,292
Delta Air Lines, Inc.†	2,421	13,630
Ryanair Holdings PLC ADR†	6,900	159,459
Skywest, Inc.	4,900	60,956
Southwest Airlines Co.	5,600	35,448
		428,042
Apparel Manufacturers — 0.4%
Coach, Inc.†	11,214	187,274
Hanesbrands, Inc.†	1,542	14,757
Polo Ralph Lauren Corp.	950	40,137
		242,168
Applications Software — 2.3%
American Reprographics Co.†	4,500	15,930
Check Point Software Technologies, Ltd.†	2,200	48,862
Citrix Systems, Inc.†	7,393	167,377
Compuware Corp.†	2,371	15,625
Intuit, Inc.†	11,498	310,446
Nuance Communications, Inc.†	3,323	36,088
Red Hat, Inc.†	44,918	801,337
Salesforce.com, Inc.†	5,175	169,378
		1,565,043
Auction House/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	8,600	159,874

Security Description	Shares	Market Value (Note 2)
Audio/Video Products — 0.0%
Harman International Industries, Inc.	711	$9,620
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	851	5,736
PACCAR, Inc.	1,300	33,488
		39,224
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,720	34,916
WABCO Holdings, Inc.	3,275	40,315
		75,231
Banks-Commercial — 0.3%
Julius Baer Holding AG(1)	5,018	123,102
SVB Financial Group†	2,400	48,024
		171,126
Banks-Fiduciary — 0.6%
Northern Trust Corp.	7,345	439,378
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	973	48,348
Beverages-Non-alcoholic — 0.3%
Hansen Natural Corp.†	1,221	43,956
Pepsi Bottling Group, Inc.	7,400	163,836
		207,792
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,743	184,171
Central European Distribution Corp.†	623	6,703
		190,874
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	5,800	84,970
Liberty Global, Inc., Class A†	2,249	32,745
		117,715
Building & Construction Products-Misc. — 0.0%
USG Corp.†	607	4,619
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	765	20,242
Building Products-Cement — 0.1%
Eagle Materials, Inc.	634	15,375
Martin Marietta Materials, Inc.	647	51,307
		66,682
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	172	2,687
Building-Residential/Commercial — 0.2%
Centex Corp.	1,600	12,000
KB Home	2,200	28,996
Lennar Corp., Class A	2,400	18,024
NVR, Inc.†	5	2,139
Pulte Homes, Inc.	3,311	36,189
Toll Brothers, Inc.†	1,900	34,504
		131,852
Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,100	53,054
DISH Network Corp., Class A†	3,462	38,463
Shaw Communications, Inc., Class B	2,700	40,905
		132,422

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Casino Hotels — 0.1%
Boyd Gaming Corp.	114	$425
MGM Mirage†	1,913	4,457
Wynn Resorts, Ltd.†	3,468	69,256
		74,138
Casino Services — 0.2%
International Game Technology	10,668	98,359
Scientific Games Corp., Class A†	1,058	12,812
		111,171
Cellular Telecom — 1.6%
Leap Wireless International, Inc.†	3,376	117,721
MetroPCS Communications, Inc.†	50,611	864,436
NII Holdings, Inc.†	6,639	99,585
US Cellular Corp.†	114	3,801
		1,085,543
Chemicals-Diversified — 1.1%
Celanese Corp., Class A	2,192	29,307
FMC Corp.	12,175	525,230
Huntsman Corp.	287	898
PPG Industries, Inc.	296	10,922
Rohm & Haas Co.	1,884	148,535
		714,892
Chemicals-Specialty — 0.8%
Albemarle Corp.	3,853	83,880
Ashland, Inc.	96	992
Ecolab, Inc.	7,533	261,621
International Flavors & Fragrances, Inc.	1,364	41,547
Sigma-Aldrich Corp.	3,582	135,364
Valhi, Inc.	37	347
		523,751
Coal — 0.6%
Alpha Natural Resources, Inc.†	1,152	20,448
Arch Coal, Inc.	5,655	75,607
CONSOL Energy, Inc.	5,189	130,970
Foundation Coal Holdings, Inc.	4,343	62,322
Massey Energy Co.	3,795	38,406
Patriot Coal Corp.†	1,268	4,704
Peabody Energy Corp.	3,300	82,632
Walter Industries, Inc.	964	22,047
		437,136
Coatings/Paint — 0.3%
The Sherwin-Williams Co.	4,093	212,713
Commercial Services — 0.6%
Alliance Data Systems Corp.†	1,286	47,518
Iron Mountain, Inc.†	6,706	148,672
Quanta Services, Inc.†	8,483	181,960
Ticketmaster Entertainment, Inc.†	78	288
Weight Watchers International, Inc.	502	9,312
		387,750
Commercial Services-Finance — 1.7%
Equifax, Inc.	2,771	67,751
Global Payments, Inc.	3,040	101,566
H&R Block, Inc.	5,471	99,518
Lender Processing Services, Inc.	363	11,111
Moody's Corp.	2,100	48,132

Security Description	Shares	Market Value (Note 2)
Commercial Services-Finance (continued)
Morningstar, Inc.†	264	$9,016
Paychex, Inc.	13,798	354,195
SEI Investments Co.	4,765	58,181
The Western Union Co.	28,000	351,960
Total System Services, Inc.	2,768	38,226
Tree.com, Inc.†	12	55
		1,139,711
Computer Aided Design — 0.4%
ANSYS, Inc.†	4,932	123,793
Autodesk, Inc.†	10,273	172,689
		296,482
Computer Services — 1.1%
Affiliated Computer Services, Inc., Class A†	407	19,491
CACI International, Inc., Class A†	6,500	237,185
Cognizant Technology Solutions Corp., Class A†	18,439	383,347
DST Systems, Inc.†	541	18,730
IHS, Inc., Class A†	729	30,020
Perot Systems Corp., Class A†	5,200	66,976
Unisys Corp.†	3,217	1,705
		757,454
Computer Software — 0.0%
Metavante Technologies, Inc.†	1,515	30,239
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	869	2,998
Diebold, Inc.	937	20,005
Jack Henry & Associates, Inc.	2,600	42,432
NCR Corp.†	2,330	18,523
Teradata Corp.†	1,490	24,168
		108,126
Computers-Memory Devices — 0.8%
NetApp, Inc.†	13,890	206,127
SanDisk Corp.†	726	9,184
Seagate Technology	39,569	237,810
Western Digital Corp.†	5,335	103,179
		556,300
Computers-Periphery Equipment — 0.0%
Logitech International SA†	3,200	32,896
Consulting Services — 0.2%
FTI Consulting, Inc.†	847	41,910
Genpact, Ltd.†	947	8,390
SAIC, Inc.†	558	10,418
The Corporate Executive Board Co.	3,759	54,505
		115,223
Consumer Products-Misc. — 1.4%
Clorox Co.	13,166	677,786
The Scotts Miracle-Gro Co., Class A	7,158	248,382
		926,168
Containers-Metal/Glass — 0.2%
Ball Corp.	240	10,416
Crown Holdings, Inc.†	2,716	61,735
Greif, Inc., Class A	546	18,176
Owens-Illinois, Inc.†	782	11,292
		101,619

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	396	$5,156
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	185	4,183
Avon Products, Inc.	18,191	349,813
Bare Escentuals, Inc.†	994	4,075
The Estee Lauder Cos., Inc., Class A	1,655	40,796
		398,867
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	2,363	43,976
Dun & Bradstreet Corp.	2,462	189,574
Fidelity National Information Services, Inc.	3,676	66,903
Fiserv, Inc.†	4,711	171,763
		472,216
Decision Support Software — 0.0%
MSCI, Inc., Class A†	721	12,192
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	5,411	145,285
Patterson Cos., Inc.†	4,554	85,889
		231,174
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,011	91,661
Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†	4,120	142,470
Inverness Medical Innovations, Inc.†	643	17,123
Qiagen NV†	3,700	59,052
		218,645
Dialysis Centers — 0.2%
DaVita, Inc.†	3,167	139,190
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	4,263	339,846
Distribution/Wholesale — 0.6%
Fastenal Co.	5,077	163,251
LKQ Corp.†	2,291	32,693
Tech Data Corp.†	116	2,526
WESCO International, Inc.†	506	9,169
WW Grainger, Inc.	2,986	209,557
		417,196
Diversified Financial Services — 0.3%
IntercontinentalExchange, Inc.†	3,089	230,038
Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	109	2,140
Cooper Industries, Ltd., Class A	2,243	58,004
Dover Corp.	2,798	73,811
Eaton Corp.	1,259	46,407
Harsco Corp.	3,039	67,375
Illinois Tool Works, Inc.	8,300	256,055
Ingersoll-Rand Co., Ltd., Class A	899	12,406
ITT Corp.	5,820	223,895
Parker Hannifin Corp.	2,831	96,197
Pentair, Inc.	5,500	119,185
SPX Corp.	980	46,070
Textron, Inc.	4,269	24,504

Security Description	Shares	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
The Brink's Co.	665	$17,596
		1,043,645
E-Commerce/Services — 0.4%
Ctrip.com International, Ltd. ADR	1,900	52,060
Expedia, Inc.†	8,500	77,180
IAC/InterActive Corp.†	195	2,970
Priceline.com, Inc.†	1,683	132,587
		264,797
E-Marketing/Info — 0.1%
Digital River, Inc.†	1,900	56,658
Electric Products-Misc. — 0.3%
AMETEK, Inc.	5,198	162,541
Molex, Inc.	628	8,629
		171,170
Electric-Generation — 0.1%
The AES Corp.†	11,340	65,885
Electric-Integrated — 0.8%
Allegheny Energy, Inc.	2,831	65,594
Constellation Energy Group, Inc.	3,080	63,633
DPL, Inc.	143	3,223
Northeast Utilities	10,700	231,013
NV Energy, Inc.	1,012	9,503
PPL Corp.	6,251	179,466
		552,432
Electronic Components-Misc. — 0.2%
AVX Corp.	67	609
Garmin, Ltd.	2,033	43,120
Gentex Corp.	7,642	76,114
Jabil Circuit, Inc.	7,952	44,213
		164,056
Electronic Components-Semiconductors — 2.7%
Advanced Micro Devices, Inc.†	1,130	3,446
Altera Corp.	12,845	225,430
Broadcom Corp., Class A†	16,539	330,449
Cavium Networks, Inc.†	12,200	140,788
Cree, Inc.†	607	14,283
Fairchild Semiconductor International, Inc.†	3,300	12,309
International Rectifier Corp.†	261	3,526
Intersil Corp., Class A	4,292	49,358
LSI Corp.†	8,236	25,037
MEMC Electronic Materials, Inc.†	7,246	119,487
Microchip Technology, Inc.	7,972	168,927
Micron Technology, Inc.†	1,559	6,330
National Semiconductor Corp.	7,885	80,979
NVIDIA Corp.†	18,061	178,081
ON Semiconductor Corp.†	13,524	52,744
QLogic Corp.†	5,400	60,048
Rambus, Inc.†	1,711	16,186
Silicon Laboratories, Inc.†	3,158	83,371
Xilinx, Inc.	13,000	249,080
		1,819,859
Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,952	141,083

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Design Automation — 0.1%
Synopsys, Inc.†	2,200	$45,606
Electronic Forms — 0.2%
Adobe Systems, Inc.†	6,200	132,618
Electronic Measurement Instruments — 2.5%
Agilent Technologies, Inc.†	6,511	100,074
Axsys Technologies, Inc.†	8,366	351,706
FLIR Systems, Inc.†	32,114	657,695
Itron, Inc.†	8,837	418,432
National Instruments Corp.	4,478	83,515
Trimble Navigation, Ltd.†	6,956	106,288
		1,717,710
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	137	2,611
Avnet, Inc.†	1,126	19,716
		22,327
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	1,599	108,412
Energy-Alternate Sources — 0.9%
Covanta Holding Corp.†	2,037	26,664
First Solar, Inc.†	3,800	504,260
GT Solar International, Inc.†	11,900	79,016
		609,940
Engineering/R&D Services — 1.0%
Aecom Technology Corp.†	1,423	37,112
Fluor Corp.	8,091	279,544
Foster Wheeler AG†	5,800	101,326
Jacobs Engineering Group, Inc.†	2,056	79,485
KBR, Inc.	2,339	32,302
McDermott International, Inc.†	9,527	127,566
The Shaw Group, Inc.†	1,402	38,429
URS Corp.†	249	10,062
		705,826
Engines-Internal Combustion — 0.2%
Cummins, Inc.	5,529	140,713
Enterprise Software/Service — 1.9%
Autonomy Corp. PLC†(1)	31,503	590,263
BMC Software, Inc.†	13,710	452,430
CA, Inc.	3,054	53,781
Concur Technologies, Inc.†	8,690	166,761
Novell, Inc.†	2,597	11,063
		1,274,298
Entertainment Software — 0.5%
Activision Blizzard, Inc.†	15,966	167,004
Electronic Arts, Inc.†	9,071	165,002
		332,006
Filtration/Separation Products — 0.7%
Donaldson Co., Inc.	4,721	126,712
Pall Corp.	15,477	316,195
		442,907
Finance-Consumer Loans — 0.1%
SLM Corp.†	7,037	34,833

Security Description	Shares	Market Value (Note 2)
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	1,323	$1,693
Interactive Brokers Group, Inc., Class A†	3,200	51,616
Investment Technology Group, Inc.†	656	16,741
Lazard, Ltd., Class A	3,577	105,164
optionsXpress Holdings, Inc.	3,400	38,658
TD Ameritrade Holding Corp.†	4,096	56,566
		270,438
Finance-Other Services — 0.7%
CME Group, Inc.	500	123,195
Deutsche Boerse AG(1)	3,793	229,156
MF Global, Ltd.†	736	3,113
The NASDAQ OMX Group, Inc.†	7,347	143,854
		499,318
Food-Confectionery — 0.4%
The Hershey Co.	4,300	149,425
The J.M. Smucker Co.	2,683	99,995
		249,420
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,787	32,309
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	535	5,024
Food-Misc. — 0.7%
Campbell Soup Co.	1,729	47,305
H.J. Heinz Co.	2,943	97,296
McCormick & Co., Inc.	5,790	171,210
Ralcorp Holdings, Inc.†	2,700	145,476
		461,287
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,371	39,833
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,023	16,378
Garden Products — 0.0%
Toro Co.	582	14,073
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	3,312	34,544
Energen Corp.	222	6,467
		41,011
Gold Mining — 0.4%
Agnico-Eagle Mines, Ltd.	4,200	239,064
Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	1,200	57,600
Stericycle, Inc.†	5,245	250,344
		307,944
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	139	1,375
Kinetic Concepts, Inc.†	926	19,557
		20,932
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	3,072	79,319
Marriott International, Inc., Class A	11,506	188,238

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Hotels/Motels (continued)
Orient-Express Hotels, Ltd., Class A	674	$2,764
Starwood Hotels & Resorts Worldwide, Inc.	6,090	77,343
		347,664
Human Resources — 0.3%
Hewitt Associates, Inc., Class A†	1,644	48,925
Manpower, Inc.	1,299	40,958
Monster Worldwide, Inc.†	5,160	42,054
Robert Half International, Inc.	5,724	102,059
		233,996
Identification Systems — 0.1%
Cogent, Inc.†	4,700	55,930
Independent Power Producers — 0.1%
Calpine Corp.†	5,997	40,840
Mirant Corp.†	1,880	21,432
NRG Energy, Inc.†	1,507	26,523
		88,795
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	4,453	151,892
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,485	54,272
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,200	67,500
Airgas, Inc.	1,402	47,402
		114,902
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	586	30,079
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	867	11,071
Waters Corp.†	4,188	154,747
		165,818
Insurance Brokers — 0.4%
AON Corp.	2,700	110,214
Brown & Brown, Inc.	451	8,528
Erie Indemnity Co., Class A	42	1,436
Marsh & McLennan Cos., Inc.	9,100	184,275
		304,453
Insurance-Multi-line — 0.2%
Assurant, Inc.	1,700	37,026
HCC Insurance Holdings, Inc.	3,500	88,165
		125,191
Insurance-Property/Casualty — 0.5%
Arch Capital Group, Ltd.†	1,400	75,404
The Travelers Cos., Inc.	4,700	191,008
W.R. Berkley Corp.	2,720	61,336
		327,748
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,120	47,785
RenaissanceRe Holdings, Ltd.	1,500	74,160
Transatlantic Holdings, Inc.	106	3,781
		125,726

Security Description	Shares	Market Value (Note 2)
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	300	$52,980
HLTH Corp.†	476	4,927
WebMD Health Corp., Class A†	127	2,832
		60,739
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	2,838	55,057
F5 Networks, Inc.†	4,285	89,771
		144,828
Internet Security — 1.0%
McAfee, Inc.†	14,387	481,965
Symantec Corp.†	3,300	49,302
VeriSign, Inc.†	8,982	169,490
		700,757
Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	694	28,947
Ameriprise Financial, Inc.	6,200	127,038
BlackRock, Inc.	600	78,024
Eaton Vance Corp.	6,333	144,709
Federated Investors, Inc., Class B	4,625	102,953
Franklin Resources, Inc.	600	32,322
GLG Partners, Inc.	804	2,283
Invesco, Ltd.	801	11,102
Janus Capital Group, Inc.	7,881	52,409
T. Rowe Price Group, Inc.	4,375	126,262
Waddell & Reed Financial, Inc., Class A	1,471	26,581
		732,630
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,000	44,520
II-VI, Inc.†	3,100	53,258
		97,778
Leisure Products — 0.1%
WMS Industries, Inc.†	2,300	48,093
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	266	4,312
Lincoln Electric Holdings, Inc.	478	15,148
		19,460
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	1,227	18,626
Joy Global, Inc.	6,028	128,396
Terex Corp.†	2,800	25,900
		172,922
Machinery-Farming — 0.0%
AGCO Corp.†	1,189	23,304
Machinery-General Industrial — 0.4%
IDEX Corp.	3,197	69,919
Roper Industries, Inc.	3,404	144,500
The Manitowoc Co., Inc.	2,131	6,968
Wabtec Corp.	1,500	39,570
		260,957
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,631	69,062

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Pumps — 0.2%
Flowserve Corp.	1,843	$103,429
Graco, Inc.	3,593	61,333
		164,762
Medical Information Systems — 0.3%
Cerner Corp.†	3,939	173,198
IMS Health, Inc.	648	8,080
		181,278
Medical Instruments — 2.9%
ArthroCare Corp.†	2,300	11,270
Beckman Coulter, Inc.	857	43,716
Edwards Lifesciences Corp.†	2,421	146,785
Intuitive Surgical, Inc.†	5,953	567,678
St. Jude Medical, Inc.†	28,415	1,032,317
Techne Corp.	3,054	167,084
		1,968,850
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,363	84,194
Laboratory Corp. of America Holdings†	4,272	249,869
Quest Diagnostics, Inc.	5,034	239,014
		573,077
Medical Products — 1.1%
American Medical Systems Holdings, Inc.†	5,400	60,210
Henry Schein, Inc.†	3,712	148,517
Hospira, Inc.†	375	11,573
Varian Medical Systems, Inc.†	15,619	475,442
Zimmer Holdings, Inc.†	1,100	40,150
		735,892
Medical-Biomedical/Gene — 2.8%
Abraxis Bioscience, Inc.†	113	5,388
Alexion Pharmaceuticals, Inc.†	7,100	267,386
Amylin Pharmaceuticals, Inc.†	12,629	148,391
Biogen Idec, Inc.†	1,100	57,662
Charles River Laboratories International, Inc.†	3,307	89,983
Illumina, Inc.†	6,766	251,966
Life Technologies Corp.†	10,265	333,407
Martek Biosciences Corp.	1,200	21,900
Millipore Corp.†	1,929	110,744
Myriad Genetics, Inc.†	6,000	272,820
Sequenom, Inc.†	14,100	200,502
Vertex Pharmaceuticals, Inc.†	6,274	180,252
		1,940,401
Medical-Drugs — 2.7%
Allergan, Inc.	10,559	504,298
Auxilium Pharmaceuticals, Inc.†	14,700	407,484
Cephalon, Inc.†	5,744	391,166
Daiichi Sankyo Co., Ltd.(1)	9,100	153,800
Elan Corp. PLC ADR†	7,200	47,808
Endo Pharmaceuticals Holdings, Inc.†	1,853	32,761
Forest Laboratories, Inc.†	435	9,553
Sepracor, Inc.†	1,831	26,842
Shionogi & Co., Ltd.(1)	16,000	275,079
		1,848,791

Security Description	Shares	Market Value (Note 2)
Medical-Generic Drugs — 0.1%
Mylan, Inc.†	918	$12,310
Perrigo Co.	1,322	32,825
Watson Pharmaceuticals, Inc.†	877	27,284
		72,419
Medical-HMO — 0.6%
CIGNA Corp.	3,140	55,233
Coventry Health Care, Inc.†	2,957	38,263
Health Net, Inc.†	3,595	52,056
Humana, Inc.†	9,828	256,314
WellCare Health Plans, Inc.†	684	7,695
		409,561
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	355	5,446
Health Management Associates, Inc., Class A†	2,639	6,809
Tenet Healthcare Corp.†	4,445	5,156
		17,411
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	2,737	59,667
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	305	9,961
McKesson Corp.	14,300	501,072
		511,033
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	5,347	320,286
Timken Co.	69	963
		321,249
Metal-Aluminum — 0.0%
Century Aluminum Co.†	428	903
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,427	80,394
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	207	6,446
John Bean Technologies Corp.	453	4,738
		11,184
Motion Pictures & Services — 0.5%
DreamWorks Animation SKG, Inc., Class A†	15,755	340,938
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,570	47,802
Multimedia — 0.8%
FactSet Research Systems, Inc.	3,172	158,568
Liberty Media Corp. - Entertainment, Series A†	8,699	173,545
The McGraw-Hill Cos., Inc.	6,904	157,895
WPP PLC ADR	1,701	47,543
		537,551
Music — 0.0%
Warner Music Group Corp.†	231	543
Networking Products — 1.4%
Atheros Communications, Inc.†	43,700	640,642
Juniper Networks, Inc.†	19,048	286,863
		927,505

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	258	$1,411
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	8,063	138,280
Waste Connections, Inc.†	1,900	48,830
		187,110
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,169	73,996
Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	916	15,196
Diamond Offshore Drilling, Inc.	2,856	179,528
ENSCO International, Inc.	2,278	60,139
Helmerich & Payne, Inc.	16,900	384,813
Nabors Industries, Ltd.†	6,151	61,449
Patterson-UTI Energy, Inc.	1,564	14,013
Pride International, Inc.†	2,040	36,679
Rowan Cos., Inc.	646	7,733
Unit Corp.†	590	12,343
		771,893
Oil Companies-Exploration & Production — 3.2%
Bill Barrett Corp.†	2,100	46,704
Cabot Oil & Gas Corp.	4,769	112,405
CNX Gas Corp.†	453	10,741
Concho Resources, Inc.†	7,000	179,130
Continental Resources, Inc.†	488	10,350
Denbury Resources, Inc.†	4,155	61,743
Encore Acquisition Co.†	220	5,119
EOG Resources, Inc.	7,300	399,748
EQT Corp.	2,209	69,208
Forest Oil Corp.†	7,000	92,050
Lundin Petroleum AB†(1)	24,240	130,597
Mariner Energy, Inc.†	5,450	42,238
Newfield Exploration Co.†	4,500	102,150
Noble Energy, Inc.	181	9,752
PetroHawk Energy Corp.†	3,993	76,785
Plains Exploration & Production Co.†	1,674	28,843
Questar Corp.	1,113	32,756
Quicksilver Resources, Inc.†	1,786	9,894
Range Resources Corp.	2,601	107,057
SandRidge Energy, Inc.†	5,406	35,626
Southwestern Energy Co.†	10,256	304,501
St. Mary Land & Exploration Co.	416	5,504
Ultra Petroleum Corp.†	3,500	125,615
W&T Offshore, Inc.	494	3,038
Whiting Petroleum Corp.†	7,567	195,607
		2,197,161
Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	7,302	326,911
Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	9,053	198,532
Complete Production Services, Inc.†	5,300	16,324
Dresser-Rand Group, Inc.†	1,454	32,133
Dril-Quip, Inc.†	10,100	310,070
FMC Technologies, Inc.†	6,058	190,040
National-Oilwell Varco, Inc.†	7,000	200,970
		948,069

Security Description	Shares	Market Value (Note 2)
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	1,771	$22,651
Holly Corp.	700	14,840
Sunoco, Inc.	2,077	54,999
Tesoro Corp.	657	8,850
		101,340
Oil-Field Services — 1.3%
Baker Hughes, Inc.	1,400	39,970
BJ Services Co.	5,700	56,715
Core Laboratories NV	1,800	131,688
Global Industries, Ltd.†	1,205	4,627
Helix Energy Solutions Group, Inc.†	120	617
Key Energy Services, Inc.†	343	988
Oceaneering International, Inc.†	2,732	100,729
Oil States International, Inc.†	538	7,220
SEACOR Holdings, Inc.†	40	2,332
Smith International, Inc.	10,941	235,013
Superior Energy Services, Inc.†	1,446	18,639
TETRA Technologies, Inc.†	8,422	27,371
Weatherford International, Ltd.†	23,300	257,931
		883,840
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,500	43,470
Pharmacy Services — 0.6%
Express Scripts, Inc.†	8,741	403,572
Omnicare, Inc.	127	3,110
		406,682
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	690	20,334
Pipelines — 0.1%
El Paso Corp.	2,601	16,256
Williams Cos., Inc.	3,700	42,106
		58,362
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	400	10,784
SunPower Corp., Class A†	1,395	33,173
SunPower Corp., Class B†	5,400	106,920
		150,877
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	2,300	63,227
Private Corrections — 0.0%
Corrections Corp. of America†	1,890	24,211
Protection/Safety — 0.0%
Brink's Home Security Holdings, Inc.†	665	15,029
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	685	20,399
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,139	27,507
Radio — 0.0%
Sirius XM Radio, Inc.†	62,168	21,759
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	349	1,912
Camden Property Trust	551	11,891

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	879	$29,165
Essex Property Trust, Inc.	87	4,989
Federal Realty Investment Trust	283	13,018
General Growth Properties, Inc.	2,280	1,619
HCP, Inc.	487	8,693
Health Care REIT, Inc.	201	6,149
Kilroy Realty Corp.	48	825
Nationwide Health Properties, Inc.	154	3,417
Plum Creek Timber Co., Inc.	983	28,576
Rayonier, Inc.	158	4,775
Simon Property Group, Inc.	4,645	160,903
Taubman Centers, Inc.	927	15,796
The Macerich Co.	1,225	7,668
Ventas, Inc.	374	8,456
		307,852
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,234	4,973
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A	1,216	4,378
The St. Joe Co.†	1,327	22,214
		26,592
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	291	1,144
Research & Development — 0.1%
Pharmaceutical Product Development, Inc.	1,806	42,838
Respiratory Products — 0.1%
ResMed, Inc.†	2,303	81,388
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	6,665	158,627
Aeropostale, Inc.†	13,100	347,936
American Eagle Outfitters, Inc.	2,055	25,153
AnnTaylor Stores Corp.†	2,357	12,256
Guess?, Inc.	988	20,827
Limited Brands, Inc.	3,004	26,135
Nordstrom, Inc.	3,079	51,573
Phillips-Van Heusen Corp.	738	16,738
Ross Stores, Inc.	7,141	256,219
The Gap, Inc.	4,057	52,701
The Men's Wearhouse, Inc.	3,050	46,177
Urban Outfitters, Inc.†	30,419	497,959
		1,512,301
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	4,105	168,633
AutoZone, Inc.†	709	115,298
O'Reilly Automotive, Inc.†	4,601	161,081
		445,012
Retail-Automobile — 0.2%
CarMax, Inc.†	3,702	46,053
Copart, Inc.†	2,869	85,094
		131,147
Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	17,091	423,002

Security Description	Shares	Market Value (Note 2)
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	753	$23,396
Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	11,753	329,319
Retail-Consumer Electronics — 1.7%
Best Buy Co., Inc.	29,600	1,123,616
Retail-Discount — 0.7%
Big Lots, Inc.†	1,334	27,721
BJ's Wholesale Club, Inc.†	7,000	223,930
Dollar Tree, Inc.†	1,515	67,493
Family Dollar Stores, Inc.	4,779	159,475
HSN, Inc.†	78	401
		479,020
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,800	64,908
Retail-Jewelry — 0.2%
Tiffany & Co.	7,237	156,030
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,534	55,783
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	16,843	431,855
Retail-Office Supplies — 0.1%
Staples, Inc.	3,000	54,330
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	6,853	143,639
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	3,963	167,714
Retail-Restaurants — 2.5%
Brinker International, Inc.	1,659	25,051
Burger King Holdings, Inc.	20,562	471,898
Chipotle Mexican Grill, Inc., Class A†	558	37,040
Chipotle Mexican Grill, Inc., Class B†	1,100	63,041
Darden Restaurants, Inc.	2,364	80,991
Panera Bread Co., Class A†	2,035	113,756
Starbucks Corp.†	21,975	244,142
Tim Hortons, Inc.	7,215	183,045
Yum! Brands, Inc.	18,278	502,279
		1,721,243
Retail-Sporting Goods — 0.4%
Dick's Sporting Goods, Inc.†	18,084	258,059
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	2,535	15,869
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	49	727
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	129	4,877
Hudson City Bancorp, Inc.	3,065	35,830
		40,707
Schools — 3.1%
Apollo Group, Inc., Class A†	5,362	420,005
Corinthian Colleges, Inc.†	11,900	231,455
DeVry, Inc.	4,631	223,122
ITT Educational Services, Inc.†	8,774	1,065,339

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Schools (continued)
New Oriental Education & Technology Group, Inc. ADR†	1,200	$60,300
Strayer Education, Inc.	539	96,950
		2,097,171
Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	10,585	203,973
Atmel Corp.†	4,659	16,912
Cypress Semiconductor Corp.†	2,693	18,232
Integrated Device Technology, Inc.†	5,863	26,677
Linear Technology Corp.	8,239	189,332
Marvell Technology Group, Ltd.†	19,183	175,716
Maxim Integrated Products, Inc.	18,146	239,709
		870,551
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,499	109,980
Lam Research Corp.†	4,336	98,731
Novellus Systems, Inc.†	493	8,198
Teradyne, Inc.†	10,163	44,514
Varian Semiconductor Equipment Associates, Inc.†	4,059	87,918
		349,341
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,175	61,370
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,210	110,964
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,836	13,072
Carpenter Technology Corp.	2,548	35,978
Schnitzer Steel Industries, Inc., Class A	46	1,444
Steel Dynamics, Inc.	724	6,378
		56,872
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,724	37,807
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,427	11,102
JDS Uniphase Corp.†	10,738	34,899
		46,001
Telecom Services — 0.7%
Amdocs, Ltd.†	18,504	342,694
Clearwire Corp., Class A†	983	5,063
Embarq Corp.	1,235	46,745
NeuStar, Inc., Class A†	3,119	52,243
		446,745
Telecommunication Equipment — 0.9%
CommScope, Inc.†	1,145	13,007
Harris Corp.	2,266	65,578
Nice Systems, Ltd. ADR†	20,577	511,544
		590,129
Telephone-Integrated — 0.2%
Frontier Communications Corp.	1,180	8,472
Level 3 Communications, Inc.†	26,387	24,276
Qwest Communications International, Inc.	12,620	43,160

Security Description	Shares	Market Value (Note 2)
Telephone-Integrated (continued)
Telephone and Data Systems, Inc.	748	$19,830
Windstream Corp.	3,885	31,313
		127,051
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,790	31,974
CTC Media, Inc.†	4,663	21,263
		53,237
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	4,515	55,760
Warner Chilcott, Ltd., Class A†	4,504	47,382
		103,142
Tobacco — 0.4%
Lorillard, Inc.	4,230	261,160
Toys — 0.4%
Hasbro, Inc.	881	22,087
Marvel Entertainment, Inc.†	7,239	192,195
Mattel, Inc.	2,900	33,437
		247,719
Transactional Software — 0.6%
Solera Holdings, Inc.†	17,200	426,216
Transport-Equipment & Leasing — 0.0%
GATX Corp.	90	1,821
Transport-Marine — 0.1%
Frontline, Ltd.	798	13,877
Kirby Corp.†	957	25,495
Tidewater, Inc.	45	1,671
		41,043
Transport-Rail — 0.0%
Kansas City Southern†	1,276	16,218
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	7,267	331,448
Expeditors International of Washington, Inc.	10,387	293,848
Ryder System, Inc.	310	8,776
UTi Worldwide, Inc.	1,474	17,615
		651,687
Transport-Truck — 0.8%
Con-way, Inc.	123	2,205
J.B. Hunt Transport Services, Inc.	16,280	392,511
Landstar System, Inc.	4,991	167,049
		561,765
Travel Services — 0.0%
Interval Leisure Group, Inc.†	78	413
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,430	32,247
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,130	16,928
Mead Johnson Nutrition Co., Class A†	3,045	87,909
NBTY, Inc.†	429	6,040
		110,877
Water Treatment Systems — 0.0%
Nalco Holding Co.	2,235	29,211

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
COMMON STOCK (continued)
Web Hosting/Design — 0.9%
Equinix, Inc.†	11,353	$637,471
Web Portals/ISP — 0.1%
SINA Corp.†	1,900	44,175
Sohu.com, Inc.†	464	19,168
		63,343
Wire & Cable Products — 0.1%
General Cable Corp.†	3,364	66,674
Wireless Equipment — 1.0%
American Tower Corp., Class A†	14,473	440,413
Crown Castle International Corp.†	958	19,553
SBA Communications Corp., Class A†	8,371	195,044
		655,010
X-Ray Equipment — 0.1%
Hologic, Inc.†	5,474	71,655
Total Common Stock (cost $92,763,348)		65,899,503
EXCHANGE TRADED FUNDS — 0.9%
Index Fund — 0.9%
iShares Russell Midcap Growth Index Fund (cost $1,335,692)	19,700	592,970
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	213
Total Long-Term Investment Securities (cost $94,099,614)		66,492,686
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	70,100	70,100
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 05/14/09(2)	$15,000	15,000
0.06% due 05/14/09(2)	10,000	9,998
		24,998
Total Short-Term Investment Securities (cost $95,098)		95,098

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $474,000 and collateralized by $485,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $484,418	$474,000	$474,000
Banc of America Securities Joint Repurchase Agreement(3)	1,705,000	1,705,000
Total Repurchase Agreements (cost $2,179,000)		2,179,000
TOTAL INVESTMENTS (cost $96,373,712)(4)	101.0%	68,766,784
Liabilities in excess of other assets	(1.0)	(656,136)
NET ASSETS	100.0%	$68,110,648

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value procedures for foreign equity securities.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation
10 Long	S&P Mid 400 E-Mini Index	June 2009	$454,218	$487,900	$33,682

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Electric-Integrated	10.0%
Oil Companies-Exploration & Production	5.1
Real Estate Investment Trusts	3.6
Diversified Manufacturing Operations	2.9
Insurance Brokers	2.8
Insurance-Property/Casualty	2.7
Insurance-Reinsurance	2.4
Repurchase Agreements	2.2
Banks-Commercial	2.1
Food-Misc.	1.9
Gas-Distribution	1.8
Medical-Generic Drugs	1.8
Insurance-Multi-line	1.6
Telephone-Integrated	1.6
Oil-Field Services	1.4
Savings & Loans/Thrifts	1.4
Finance-Investment Banker/Broker	1.3
Distribution/Wholesale	1.3
Investment Management/Advisor Services	1.3
Enterprise Software/Service	1.3
Retail-Restaurants	1.2
Retail-Apparel/Shoe	1.2
Engineering/R&D Services	1.2
Telecom Services	1.1
Retail-Major Department Stores	1.1
Consumer Products-Misc.	1.1
Food-Retail	1.1
Steel-Producers	1.0
Non-Hazardous Waste Disposal	1.0
Commercial Services-Finance	1.0
Medical-Biomedical/Gene	1.0
Insurance-Life/Health	0.9
Medical Products	0.9
Auto/Truck Parts & Equipment-Original	0.8
Telecommunication Equipment	0.8
Retail-Regional Department Stores	0.8
Building-Residential/Commercial	0.8
Containers-Metal/Glass	0.8
Index Fund	0.8
Medical Labs & Testing Services	0.7
Medical-HMO	0.7
Entertainment Software	0.7
Pipelines	0.7
Food-Meat Products	0.7
Banks-Fiduciary	0.7
Oil & Gas Drilling	0.7
Medical-Wholesale Drug Distribution	0.7
Internet Security	0.6
Commercial Services	0.6
Coatings/Paint	0.6
Food-Confectionery	0.6
Cable TV	0.6
Electronic Connectors	0.6
Oil Field Machinery & Equipment	0.5
Dialysis Centers	0.5
Industrial Gases	0.5
Beverages-Non-alcoholic	0.5
Chemicals-Diversified	0.5
Agricultural Operations	0.5
Transport-Truck	0.5

Multimedia	0.5%
Containers-Paper/Plastic	0.5
Transport-Marine	0.5
Retail-Auto Parts	0.4
Banks-Super Regional	0.4
Medical Instruments	0.4
Tools-Hand Held	0.4
Toys	0.4
Computer Services	0.4
Tobacco	0.4
Physical Therapy/Rehabilitation Centers	0.4
Aerospace/Defense-Equipment	0.4
Metal Processors & Fabrication	0.4
Airlines	0.4
Agricultural Chemicals	0.4
Advertising Agencies	0.3
Food-Dairy Products	0.3
Finance-Other Services	0.3
Electronic Forms	0.3
Hospital Beds/Equipment	0.3
Electronic Components-Semiconductors	0.3
Machinery-General Industrial	0.3
Athletic Footwear	0.3
Networking Products	0.3
Engines-Internal Combustion	0.3
Filtration/Separation Products	0.3
Chemicals-Specialty	0.3
Transport-Rail	0.3
Transport-Equipment & Leasing	0.3
Semiconductor Equipment	0.3
Machine Tools & Related Products	0.3
Medical-Drugs	0.2
Forestry	0.2
Human Resources	0.2
Office Automation & Equipment	0.2
Paper & Related Products	0.2
Aerospace/Defense	0.2
Auto-Cars/Light Trucks	0.2
Broadcast Services/Program	0.2
Home Decoration Products	0.2
Retail-Discount	0.2
Semiconductor Components-Integrated Circuits	0.2
Building Products-Air & Heating	0.2
Computers	0.2
Apparel Manufacturers	0.2
Finance-Consumer Loans	0.2
Independent Power Producers	0.2
Quarrying	0.1
E-Commerce/Services	0.1
Instruments-Scientific	0.1
Wireless Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Medical-Hospitals	0.1
Electronic Design Automation	0.1
Brewery	0.1
Data Processing/Management	0.1
Water	0.1
Computers-Memory Devices	0.1
Industrial Automated/Robotic	0.1
Electronic Parts Distribution	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Medical Information Systems	0.1%
Batteries/Battery Systems	0.1
Publishing-Newspapers	0.1
Beverages-Wine/Spirits	0.1
Linen Supply & Related Items	0.1
Consulting Services	0.1
Dental Supplies & Equipment	0.1
Finance-Credit Card	0.1
Computers-Integrated Systems	0.1
Oil Refining & Marketing	0.1
Diversified Operations	0.1
Building Products-Wood	0.1
Pharmacy Services	0.1
Office Supplies & Forms	0.1
Television	0.1
Appliances	0.1
Schools	0.1
Cellular Telecom	0.1
Retail-Automobile	0.1
Electronics-Military	0.1
Machinery-Pumps	0.1
Cosmetics & Toiletries	0.1
Miscellaneous Manufacturing	0.1
X-Ray Equipment	0.1
Textile-Home Furnishings	0.1
Electronic Components-Misc.	0.1
Printing-Commercial	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 97.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.†	83,775	$345,153
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	285	1,046
Aerospace/Defense — 0.2%
Rockwell Collins, Inc.	6,000	195,840
Spirit Aerosystems Holdings, Inc., Class A†	3,059	30,498
		226,338
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.†	3,447	230,880
BE Aerospace, Inc.†	222	1,925
Curtiss-Wright Corp.	4,700	131,835
		364,640
Agricultural Chemicals — 0.4%
Intrepid Potash, Inc.†	507	9,354
Terra Industries, Inc.	12,270	344,664
		354,018
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	10,700	297,246
Bunge, Ltd.	3,709	210,115
		507,361
Airlines — 0.4%
AMR Corp.†	4,433	14,141
Continental Airlines, Inc., Class B†	3,793	33,416
Copa Holdings SA, Class A	255	7,311
Delta Air Lines, Inc.†	28,055	157,950
Southwest Airlines Co.	22,523	142,571
		355,389
Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	2,771	11,694
VF Corp.	2,669	152,426
		164,120
Appliances — 0.1%
Whirlpool Corp.	2,245	66,430
Applications Software — 0.0%
Compuware Corp.†	3,258	21,470
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,760	270,086
Audio/Video Products — 0.0%
Harman International Industries, Inc.	473	6,400
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	70,395	185,139
General Motors Corp.	16,207	31,441
		216,580
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	723	4,873
PACCAR, Inc.	5,200	133,952
		138,825
Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	11,628	215,932
BorgWarner, Inc.	18,672	379,042
Federal-Mogul Corp., Class A†	727	4,856

Security Description	Shares	Market Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Johnson Controls, Inc.	14,563	$174,756
TRW Automotive Holdings Corp.†	1,607	5,174
WABCO Holdings, Inc.	6,300	77,553
		857,313
Banks-Commercial — 2.1%
Associated Banc-Corp.	3,970	61,297
BancorpSouth, Inc.	2,557	53,288
Bank of Hawaii Corp.	1,487	49,041
BOK Financial Corp.	712	24,600
CapitalSource, Inc.	5,564	6,788
City National Corp.	5,293	178,745
Commerce Bancshares, Inc.	10,797	391,931
Cullen/Frost Bankers, Inc.	1,783	83,694
First Citizens BancShares, Inc., Class A	193	25,437
First Horizon National Corp.	6,309	67,759
Fulton Financial Corp.	5,335	35,371
M&T Bank Corp.	14,475	654,849
Marshall & Ilsley Corp.	7,956	44,792
Popular, Inc.	7,758	16,912
Regions Financial Corp.	21,165	90,163
Synovus Financial Corp.	45,665	148,411
TCF Financial Corp.	3,918	46,076
Valley National Bancorp	4,148	51,311
Webster Financial Corp.	1,680	7,140
Whitney Holding Corp.	1,905	21,812
Zions Bancorp.	3,521	34,611
		2,094,028
Banks-Fiduciary — 0.7%
Northern Trust Corp.	8,224	491,960
State Street Corp.	6,200	190,836
Wilmington Trust Corp.	2,153	20,862
		703,658
Banks-Super Regional — 0.4%
Comerica, Inc.	13,669	250,279
Fifth Third Bancorp.	14,753	43,079
Huntington Bancshares, Inc.	11,719	19,453
KeyCorp	15,134	119,105
		431,916
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,122	105,442
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	19,788	261,004
Dr. Pepper Snapple Group, Inc.†	7,771	131,407
Pepsi Bottling Group, Inc.	4,170	92,324
PepsiAmericas, Inc.	1,680	28,980
		513,715
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	869	33,743
Constellation Brands, Inc., Class A†	5,565	66,224
		99,967
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,540	121,351
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	8,598	125,961

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Broadcast Services/Program (continued)
Liberty Global, Inc., Class A†	4,295	$62,535
Liberty Media Corp. – Capital, Class A†	3,125	21,812
		210,308
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	645	7,101
Owens Corning, Inc.†	2,440	22,058
USG Corp.†	966	7,351
		36,510
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	6,561	173,604
Building Products-Cement — 0.0%
Eagle Materials, Inc.	151	3,662
Martin Marietta Materials, Inc.	98	7,771
		11,433
Building Products-Wood — 0.1%
Masco Corp.	10,876	75,914
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	800	12,496
Building-Residential/Commercial — 0.8%
Centex Corp.	3,592	26,940
D.R. Horton, Inc.	9,620	93,314
KB Home	2,190	28,864
Lennar Corp., Class A	4,040	30,340
M.D.C Holdings, Inc.	5,174	161,118
NVR, Inc.†	830	355,033
Pulte Homes, Inc.	5,050	55,197
Toll Brothers, Inc.†	3,921	71,205
		822,011
Cable TV — 0.6%
Cablevision Systems Corp., Class A	6,757	87,436
DISH Network Corp., Class A†	37,618	417,936
Scripps Networks Interactive, Inc., Class A	2,573	57,918
		563,290
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,598	5,961
MGM Mirage†	234	545
		6,506
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	1,486	51,817
US Cellular Corp.†	313	10,435
		62,252
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	16,597	221,902
FMC Corp.	1,365	58,886
Huntsman Corp.	4,631	14,495
PPG Industries, Inc.	4,511	166,456
Rohm and Haas Co.	619	48,802
		510,541
Chemicals-Specialty — 0.3%
Ashland, Inc.	2,162	22,334
Cabot Corp.	2,062	21,672
Cytec Industries, Inc.	1,319	19,811

Security Description	Shares	Market Value (Note 2)
Chemicals-Specialty (continued)
Eastman Chemical Co.	2,256	$60,461
Lubrizol Corp.	2,037	69,278
Sigma-Aldrich Corp.	1,731	65,415
Valhi, Inc.	117	1,097
		260,068
Coatings/Paint — 0.6%
RPM International, Inc.	3,996	50,869
Valspar Corp.	26,968	538,551
		589,420
Commercial Services — 0.6%
Convergys Corp.†	3,587	28,983
Iron Mountain, Inc.†	24,484	542,810
Quanta Services, Inc.†	1,258	26,984
Ticketmaster Entertainment, Inc.†	1,027	3,790
Weight Watchers International, Inc.	172	3,191
		605,758
Commercial Services-Finance — 1.0%
Equifax, Inc.	1,875	45,844
H&R Block, Inc.	39,679	721,761
Lender Processing Services, Inc.	2,264	69,301
Moody's Corp.	6,054	138,758
Tree.com, Inc.†	159	734
		976,398
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	4,890	234,182
Computer Sciences Corp.†	4,623	170,311
DST Systems, Inc.†	243	8,413
Unisys Corp.†	5,119	2,713
		415,619
Computers — 0.2%
Sun Microsystems, Inc.†	22,607	165,483
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	9,456	32,623
Diebold, Inc.	345	7,366
NCR Corp.†	500	3,975
Teradata Corp.†	2,850	46,227
		90,191
Computers-Memory Devices — 0.1%
SanDisk Corp.†	5,364	67,855
Seagate Technology	7,644	45,940
		113,795
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,430	40,994
Consulting Services — 0.1%
Genpact, Ltd.†	103	912
SAIC, Inc.†	5,110	95,404
		96,316
Consumer Products-Misc. — 1.1%
Clorox Co.	13,363	687,927
Fortune Brands, Inc.	14,510	356,221
Jarden Corp.†	1,955	24,770
The Scotts Miracle-Gro Co., Class A	293	10,167
		1,079,085

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Containers-Metal/Glass — 0.8%
Ball Corp.	17,419	$755,985
Owens-Illinois, Inc.†	3,691	53,298
		809,283
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	2,971	62,302
Packaging Corp. of America	2,321	30,219
Pactiv Corp.†	17,153	250,262
Sealed Air Corp.	4,786	66,047
Sonoco Products Co.	2,967	62,248
Temple-Inland, Inc.	3,399	18,253
		489,331
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	2,381	53,834
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	4,069	32,593
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	481	37,037
Fidelity National Information Services, Inc.	4,574	83,247
		120,284
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.†	4,900	92,414
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,115	29,692
Dialysis Centers — 0.5%
DaVita, Inc.†	12,263	538,959
Distribution/Wholesale — 1.3%
Genuine Parts Co.	23,524	702,427
Ingram Micro, Inc., Class A†	5,015	63,389
Tech Data Corp.†	1,232	26,833
WESCO International, Inc.†	360	6,523
WW Grainger, Inc.	7,200	505,296
		1,304,468
Diversified Manufacturing Operations — 2.9%
Carlisle Cos., Inc.	1,670	32,782
Cooper Industries, Ltd., Class A	11,096	286,943
Crane Co.	1,448	24,442
Dover Corp.	757	19,970
Eaton Corp.	16,522	609,001
Ingersoll-Rand Co., Ltd., Class A	7,934	109,489
ITT Corp.	7,268	279,600
Leggett & Platt, Inc.	4,677	60,754
Parker Hannifin Corp.	18,886	641,746
Pentair, Inc.	9,663	209,397
SPX Corp.	5,800	272,658
Teleflex, Inc.	1,238	48,394
Trinity Industries, Inc.	2,278	20,821
Tyco International, Ltd.	18,500	361,860
		2,977,857
Diversified Operations — 0.1%
Leucadia National Corp.†	5,357	79,766
E-Commerce/Services — 0.1%
Expedia, Inc.†	6,446	58,530

Security Description	Shares	Market Value (Note 2)
E-Commerce/Services (continued)
IAC/InterActive Corp.†	2,475	$37,694
Liberty Media Corp. – Interactive, Class A†	17,640	51,156
		147,380
Electric Products-Misc. — 0.0%
Molex, Inc.	2,985	41,014
Electric-Integrated — 10.0%
Alliant Energy Corp.	3,347	82,637
Ameren Corp.	6,457	149,738
American Electric Power Co., Inc.	29,787	752,420
CMS Energy Corp.	104,972	1,242,868
Consolidated Edison, Inc.	8,297	328,644
Constellation Energy Group, Inc.	542	11,198
DPL, Inc.	30,390	684,991
DTE Energy Co.	5,024	139,165
Edison International	30,317	873,433
Entergy Corp.	15,245	1,038,032
FirstEnergy Corp.	11,996	463,046
Great Plains Energy, Inc.	3,457	46,566
Hawaiian Electric Industries, Inc.	2,783	38,238
Integrys Energy Group, Inc.	2,269	59,085
MDU Resources Group, Inc.	5,558	89,706
Northeast Utilities	41,720	900,735
NSTAR	3,223	102,749
NV Energy, Inc.	5,048	47,401
OGE Energy Corp.	2,751	65,529
Pepco Holdings, Inc.	5,606	69,963
PG&E Corp.	27,796	1,062,363
Pinnacle West Capital Corp.	3,050	81,008
PPL Corp.	33,372	958,110
Progress Energy, Inc.	7,472	270,935
SCANA Corp.	3,577	110,493
TECO Energy, Inc.	6,317	70,434
Wisconsin Energy Corp.	3,534	145,495
Xcel Energy, Inc.	12,443	231,813
		10,116,795
Electronic Components-Misc. — 0.1%
AVX Corp.	1,451	13,175
Jabil Circuit, Inc.	3,467	19,276
Vishay Intertechnology, Inc.†	5,024	17,484
		49,935
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	14,913	45,485
Cree, Inc.†	1,611	37,907
Fairchild Semiconductor International, Inc.†	3,986	14,868
International Rectifier Corp.†	1,583	21,386
Intersil Corp., Class A	2,345	26,967
LSI Corp.†	4,936	15,005
Micron Technology, Inc.†	20,067	81,472
QLogic Corp.†	3,740	41,589
		284,679
Electronic Connectors — 0.6%
Amphenol Corp., Class A	18,084	515,213
Thomas & Betts Corp.†	1,644	41,133
		556,346

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	7,899	$33,176
Synopsys, Inc.†	4,314	89,429
		122,605
Electronic Forms — 0.3%
Adobe Systems, Inc.†	15,038	321,663
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,427	65,318
Avnet, Inc.†	2,627	45,999
		111,317
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	818	55,460
Engineering/R&D Services — 1.2%
Aecom Technology Corp.†	316	8,241
Jacobs Engineering Group, Inc.†	7,100	274,486
KBR, Inc.	34,858	481,389
URS Corp.†	10,599	428,306
		1,192,422
Engines-Internal Combustion — 0.3%
Cummins, Inc.	10,400	264,680
Enterprise Software/Service — 1.3%
CA, Inc.	43,913	773,308
Novell, Inc.†	5,500	23,430
Sybase, Inc.†	16,010	484,943
		1,281,681
Entertainment Software — 0.7%
Activision Blizzard, Inc.†	68,524	716,761
Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	9,700	260,348
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,680	21,565
Finance-Commercial — 0.0%
CIT Group, Inc.	11,365	32,390
Finance-Consumer Loans — 0.2%
SLM Corp.†	31,155	154,217
Student Loan Corp.	126	5,474
		159,691
Finance-Credit Card — 0.1%
Discover Financial Services	14,589	92,057
Finance-Investment Banker/Broker — 1.3%
E*TRADE Financial Corp.†	12,007	15,369
Investment Technology Group, Inc.†	119	3,037
Jefferies Group, Inc.	3,883	53,585
Lazard, Ltd., Class A	23,657	695,516
Raymond James Financial, Inc.	27,660	544,902
		1,312,409
Finance-Other Services — 0.3%
MF Global, Ltd.†	1,680	7,106
The NASDAQ OMX Group, Inc.†	16,401	321,132
		328,238

Security Description	Shares	Market Value (Note 2)
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	8,119	$37,185
MGIC Investment Corp.	4,002	5,683
		42,868
Food-Canned — 0.0%
Del Monte Foods Co.	6,124	44,644
Food-Confectionery — 0.6%
The Hershey Co.	2,309	80,238
The J.M. Smucker Co.	13,512	503,592
		583,830
Food-Dairy Products — 0.3%
Dean Foods Co.†	18,365	332,039
Food-Meat Products — 0.7%
Hormel Foods Corp.	2,134	67,669
Smithfield Foods, Inc.†	59,717	564,923
Tyson Foods, Inc., Class A	7,901	74,190
		706,782
Food-Misc. — 1.9%
Campbell Soup Co.	17,437	477,076
ConAgra Foods, Inc.	41,246	695,820
Corn Products International, Inc.	2,303	48,824
H.J. Heinz Co.	9,592	317,112
McCormick & Co., Inc.	2,111	62,422
Ralcorp Holdings, Inc.†	2,200	118,536
Sara Lee Corp.	21,662	175,029
		1,894,819
Food-Retail — 1.1%
Safeway, Inc.	13,367	269,880
SUPERVALU, Inc.	6,472	92,420
The Kroger Co.	33,330	707,263
		1,069,563
Forestry — 0.2%
Weyerhaeuser Co.	6,490	178,929
Funeral Services & Related Items — 0.0%
Service Corp. International	7,438	25,959
Gas-Distribution — 1.8%
AGL Resources, Inc.	2,286	60,648
Atmos Energy Corp.	2,693	62,262
CenterPoint Energy, Inc.	3,504	36,547
Energen Corp.	1,708	49,754
National Fuel Gas Co.	2,457	75,356
NiSource, Inc.	8,313	81,467
Piedmont Natural Gas, Inc.	17,500	453,075
Sempra Energy	13,229	611,709
Southern Union Co.	3,464	52,722
Southwest Gas Corp.	10,000	210,700
UGI Corp.	3,236	76,402
Vectren Corp.	2,522	53,189
		1,823,831
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	31,049	198,093
Hospital Beds/Equipment — 0.3%
Hill-Rom Holdings, Inc.	1,724	17,051
Kinetic Concepts, Inc.†	13,685	289,027
		306,078

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Hotels/Motels — 0.0%
Choice Hotels International, Inc.	638	$16,473
Orient-Express Hotels, Ltd., Class A	214	877
Wyndham Worldwide Corp.	4,943	20,761
		38,111
Human Resources — 0.2%
Hewitt Associates, Inc., Class A†	5,850	174,096
Manpower, Inc.	2,199	69,334
		243,430
Independent Power Producers — 0.2%
Dynegy, Inc., Class A†	13,700	19,317
Mirant Corp.†	1,960	22,344
NRG Energy, Inc.†	4,445	78,232
Reliant Energy, Inc.†	10,584	33,763
		153,656
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	5,180	113,131
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	6,411	360,619
Airgas, Inc.	5,170	174,797
		535,416
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	11,394	145,501
Insurance Brokers — 2.8%
AON Corp.	36,853	1,504,339
Arthur J. Gallagher & Co.	2,883	49,011
Brown & Brown, Inc.	2,739	51,795
Erie Indemnity Co., Class A	852	29,121
Marsh & McLennan Cos., Inc.	38,483	779,281
Willis Group Holdings, Ltd.	21,307	468,754
		2,882,301
Insurance-Life/Health — 0.9%
Conseco, Inc.†	5,909	5,436
Lincoln National Corp.	18,745	125,404
Principal Financial Group, Inc.	7,768	63,542
Protective Life Corp.	2,234	11,729
Prudential Financial, Inc.	6,900	131,238
StanCorp Financial Group, Inc.	1,437	32,735
Torchmark Corp.	7,282	191,007
Unum Group	29,157	364,462
		925,553
Insurance-Multi-line — 1.6%
ACE, Ltd.	17,700	715,080
American Financial Group, Inc.	2,428	38,969
American National Insurance Co.	444	23,270
Assurant, Inc.	10,558	229,953
Cincinnati Financial Corp.	4,452	101,817
CNA Financial Corp.	878	8,043
Genworth Financial, Inc., Class A	12,418	23,594
HCC Insurance Holdings, Inc.	12,003	302,356
Old Republic International Corp.	6,939	75,080
Unitrin, Inc.	1,318	18,426
XL Capital, Ltd., Class A	10,175	55,556
		1,592,144

Security Description	Shares	Market Value (Note 2)
Insurance-Property/Casualty — 2.7%
Alleghany Corp.†	161	$43,603
Arch Capital Group, Ltd.†	7,319	394,201
Fidelity National Financial, Inc., Class A	6,551	127,810
First American Corp.	2,792	74,016
Hanover Insurance Group, Inc.	1,604	46,227
Markel Corp.†	702	199,284
Mercury General Corp.	851	25,275
OneBeacon Insurance Group, Ltd.	774	7,477
The Progressive Corp.†	57,731	775,905
W.R. Berkley Corp.	43,840	988,592
Wesco Financial Corp.	43	11,868
White Mountains Insurance Group, Ltd.	309	53,120
		2,747,378
Insurance-Reinsurance — 2.4%
Allied World Assurance Holdings, Ltd.	1,444	54,915
Axis Capital Holdings, Ltd.	3,148	70,956
Endurance Specialty Holdings, Ltd.	1,519	37,884
Everest Re Group, Ltd.	10,372	734,338
PartnerRe, Ltd.	17,840	1,107,329
Reinsurance Group of America, Inc.	2,052	66,464
RenaissanceRe Holdings, Ltd.	6,873	339,801
Transatlantic Holdings, Inc.	573	20,439
		2,432,126
Internet Content-Information/News — 0.0%
HLTH Corp.†	2,311	23,919
Internet Security — 0.6%
McAfee, Inc.†	18,694	626,249
Investment Companies — 0.0%
Allied Capital Corp.	5,718	9,092
American Capital, Ltd.	5,490	10,266
		19,358
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	6,845	140,254
Franklin Resources, Inc.	9,220	496,682
Invesco, Ltd.	42,194	584,809
Janus Capital Group, Inc.	365	2,427
Legg Mason, Inc.	4,157	66,096
		1,290,268
Linen Supply & Related Items — 0.1%
Cintas Corp.	4,024	99,473
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	14,763	239,308
Lincoln Electric Holdings, Inc.	435	13,785
		253,093
Machinery-Construction & Mining — 0.0%
Terex Corp.†	2,742	25,364
Machinery-Farming — 0.0%
AGCO Corp.†	804	15,758
Machinery-General Industrial — 0.3%
Gardner Denver, Inc.†	1,606	34,914
IDEX Corp.	292	6,386
Roper Industries, Inc.	5,600	237,720
		279,020

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	128	$2,435
Machinery-Pumps — 0.1%
Flowserve Corp.	980	54,998
Medical Information Systems — 0.1%
IMS Health, Inc.	8,761	109,250
Medical Instruments — 0.4%
Beckman Coulter, Inc.	386	19,690
Edwards Lifesciences Corp.†	6,761	409,919
		429,609
Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	11,996	701,646
Quest Diagnostics, Inc.	841	39,931
		741,577
Medical Products — 0.9%
Becton, Dickinson & Co.	3,130	210,461
Covidien, Ltd.	15,700	521,868
Henry Schein, Inc.†	208	8,322
Hospira, Inc.†	4,179	128,964
The Cooper Cos., Inc.	1,322	34,954
		904,569
Medical-Biomedical/Gene — 1.0%
Biogen Idec, Inc.†	7,330	384,239
Charles River Laboratories International, Inc.†	1,085	29,523
Genzyme Corp.†	3,000	178,170
Life Technologies Corp.†	11,830	384,238
		976,170
Medical-Drugs — 0.2%
Endo Pharmaceuticals Holdings, Inc.†	358	6,329
Forest Laboratories, Inc.†	8,532	187,363
King Pharmaceuticals, Inc.†	7,245	51,222
		244,914
Medical-Generic Drugs — 1.8%
Mylan, Inc.†	103,984	1,394,426
Watson Pharmaceuticals, Inc.†	12,240	380,786
		1,775,212
Medical-HMO — 0.7%
CIGNA Corp.	7,440	130,870
Coventry Health Care, Inc.†	3,713	48,046
Health Net, Inc.†	3,137	45,424
Humana, Inc.†	2,155	56,202
WellPoint, Inc.†	11,681	443,528
		724,070
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	2,296	35,221
Health Management Associates, Inc., Class A†	2,631	6,788
LifePoint Hospitals, Inc.†	1,667	34,773
Tenet Healthcare Corp.†	6,654	7,719
Universal Health Services, Inc., Class B	1,391	53,331
		137,832

Security Description	Shares	Market Value (Note 2)
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	208	$4,534
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	20,192	659,471
Metal Processors & Fabrication — 0.4%
Commercial Metals Co.	3,523	40,691
Precision Castparts Corp.	1,900	113,810
Timken Co.	15,002	209,428
		363,929
Metal-Aluminum — 0.0%
Century Aluminum Co.†	849	1,791
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,721	53,592
Motion Pictures & Services — 0.0%
Ascent Media Corp., Class A† Class A	450	11,250
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	848	11,355
Multimedia — 0.5%
E.W. Scripps Co. Class A	926	1,250
Meredith Corp.	1,092	18,171
The McGraw-Hill Cos., Inc.	4,944	113,069
Viacom, Inc., Class B†	20,820	361,852
		494,342
Music — 0.0%
Warner Music Group Corp.†	1,338	3,144
Networking Products — 0.3%
Anixter International, Inc.†	8,400	266,112
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,236	12,231
Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	58,172	997,650
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	638	14,897
Xerox Corp.	50,159	228,224
		243,121
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	1,984	9,940
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,204	71,577
Oil & Gas Drilling — 0.7%
ENSCO International, Inc.	309	8,158
Helmerich & Payne, Inc.	3,152	71,771
Hercules Offshore, Inc.†	2,844	4,494
Nabors Industries, Ltd.†	7,316	73,087
Patterson-UTI Energy, Inc.	1,888	16,916
Pride International, Inc.†	1,368	24,597
Rowan Cos., Inc.	2,130	25,496
Transocean, Ltd.†	7,930	466,601
Unit Corp.†	358	7,489
		698,609
Oil Companies-Exploration & Production — 5.1%
Cabot Oil & Gas Corp.	26,201	617,558
Cimarex Energy Co.	2,428	44,627
Encore Acquisition Co.†	1,155	26,877

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc.	6,500	$355,940
EQT Corp.	25,040	784,503
Forest Oil Corp.†	20,004	263,053
Mariner Energy, Inc.†	759	5,882
Newfield Exploration Co.†	19,544	443,649
Noble Energy, Inc.	21,434	1,154,864
PetroHawk Energy Corp.†	5,158	99,188
Pioneer Natural Resources Co.	3,565	58,715
Plains Exploration & Production Co.†	303	5,221
Questar Corp.	3,298	97,060
Range Resources Corp.	30,259	1,245,460
St. Mary Land & Exploration Co.	1,156	15,294
		5,217,891
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	8,000	175,440
Dril-Quip, Inc.†	11,936	366,435
		541,875
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,474	39,031
Tesoro Corp.	3,027	40,774
		79,805
Oil-Field Services — 1.4%
BJ Services Co.	8,964	89,192
Exterran Holdings, Inc.†	2,146	34,379
Global Industries, Ltd.†	1,335	5,126
Halliburton Co.	29,261	452,668
Helix Energy Solutions Group, Inc.†	2,498	12,840
Key Energy Services, Inc.†	3,340	9,619
Oceaneering International, Inc.†	3,900	143,793
Oil States International, Inc.†	534	7,166
SEACOR Holdings, Inc.†	566	33,004
Smith International, Inc.	20,023	430,094
Weatherford International, Ltd.†	21,620	239,333
		1,457,214
Paper & Related Products — 0.2%
Domtar Corp.†	15,710	14,924
International Paper Co.	13,393	94,287
MeadWestvaco Corp.	5,149	61,737
		170,948
Pharmacy Services — 0.1%
Omnicare, Inc.	2,979	72,956
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	8,132	30,902
Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	42,000	372,960
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	219	6,454
Pipelines — 0.7%
El Paso Corp.	16,937	105,856
ONEOK, Inc.	3,270	74,000
Spectra Energy Corp.	19,343	273,510
Williams Cos., Inc.	23,000	261,740
		715,106

Security Description	Shares	Market Value (Note 2)
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	898	$24,210
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	6,592	48,319
Private Corrections — 0.0%
Corrections Corp. of America†	456	5,841
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,318	16,100
The New York Times Co., Class A	4,601	20,797
The Washington Post Co., Class B	185	66,063
		102,960
Quarrying — 0.1%
Vulcan Materials Co.	3,368	149,169
Racetracks — 0.0%
International Speedway Corp., Class A	894	19,722
Real Estate Investment Trusts — 3.6%
Alexandria Real Estate Equities, Inc.	7,539	274,420
AMB Property Corp.	3,011	43,358
Annaly Capital Management, Inc.	40,672	564,121
Apartment Investment & Management Co., Class A	1,516	8,308
AvalonBay Communities, Inc.	2,365	111,297
Boston Properties, Inc.	3,690	129,261
Brandywine Realty Trust	2,803	7,989
BRE Properties, Inc.	1,471	28,876
Camden Property Trust	624	13,466
CBL & Associates Properties, Inc.	2,122	5,008
Developers Diversified Realty Corp.	4,117	8,769
Digital Realty Trust, Inc.	684	22,695
Douglas Emmett, Inc.	3,502	25,880
Duke Realty Corp.	4,483	24,656
Equity Residential	8,346	153,149
Essex Property Trust, Inc.	3,616	207,341
Federal Realty Investment Trust	5,527	254,242
General Growth Properties, Inc.	3,996	2,837
HCP, Inc.	6,826	121,844
Health Care REIT, Inc.	17,217	526,668
Hospitality Properties Trust	2,874	34,488
Host Hotels & Resorts, Inc.	15,701	61,548
HRPT Properties Trust	6,355	20,272
iStar Financial, Inc.	5,462	15,348
Kilroy Realty Corp.	954	16,399
Kimco Realty Corp.	6,815	51,930
Liberty Property Trust	3,068	58,108
Mack-Cali Realty Corp.	2,020	40,016
Nationwide Health Properties, Inc.	2,767	61,400
Plum Creek Timber Co., Inc.	3,530	102,617
ProLogis	7,686	49,959
Public Storage	3,867	213,652
Rayonier, Inc.	2,047	61,860
Regency Centers Corp.	2,071	55,026
SL Green Realty Corp.	1,613	17,420
UDR, Inc.	4,592	39,537
Ventas, Inc.	3,280	74,161
Vornado Realty Trust	4,203	139,708
Weingarten Realty Investors, Inc.	2,380	22,658
		3,670,292

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	4,514	$18,192
Jones Lang LaSalle, Inc.	986	22,934
		41,126
Real Estate Operations & Development — 0.0%
The St. Joe Co.†	473	7,918
Rental Auto/Equipment — 0.0%
Avis Budget Group, Inc.†	3,235	2,944
Hertz Global Holdings, Inc.†	9,352	36,753
United Rentals, Inc.†	1,898	7,991
		47,688
Retail-Apparel/Shoe — 1.2%
American Eagle Outfitters, Inc.	24,067	294,580
AnnTaylor Stores Corp.†	1,192	6,198
Foot Locker, Inc.	35,090	367,743
Limited Brands, Inc.	2,642	22,985
Liz Claiborne, Inc.	3,033	7,492
Nordstrom, Inc.	4,000	67,000
Phillips-Van Heusen Corp.	204	4,627
Ross Stores, Inc.	9,520	341,578
The Gap, Inc.	7,491	97,308
		1,209,511
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	2,225	361,829
O'Reilly Automotive, Inc.†	2,598	90,956
		452,785
Retail-Automobile — 0.1%
AutoNation, Inc.†	3,539	49,121
Penske Auto Group, Inc.	1,303	12,157
		61,278
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,346	33,314
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	1,023	21,872
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	3,876	33,217
Retail-Discount — 0.2%
BJ's Wholesale Club, Inc.†	1,771	56,654
Family Dollar Stores, Inc.	3,911	130,510
HSN, Inc.†	1,027	5,279
		192,443
Retail-Drug Store — 0.0%
Rite Aid Corp.†	16,265	5,855
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	2,487	28,476
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	2,291	23,093
Retail-Major Department Stores — 1.1%
J.C. Penney Co., Inc.	10,889	218,542
Saks, Inc.†	4,620	8,640
Sears Holdings Corp.†	1,665	76,107
TJX Companies, Inc.	33,375	855,735
		1,159,024

Security Description	Shares	Market Value (Note 2)
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	8,739	$11,448
OfficeMax, Inc.	2,429	7,579
		19,027
Retail-Regional Department Stores — 0.8%
Kohl's Corp.†	9,395	397,596
Macy's, Inc.	48,150	428,535
		826,131
Retail-Restaurants — 1.2%
Brinker International, Inc.	51,000	770,100
Darden Restaurants, Inc.	10,200	349,452
Wendy's/Arby's Group, Inc., Class A	25,500	128,265
		1,247,817
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,152	5,818
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	2,748	17,202
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,245	18,463
Savings & Loans/Thrifts — 1.4%
Astoria Financial Corp.	2,381	21,882
Capitol Federal Financial	452	17,090
Hudson City Bancorp, Inc.	10,434	121,974
New York Community Bancorp, Inc.	40,672	454,306
People's United Financial, Inc.	38,423	690,461
TFS Financial Corp.	2,718	32,969
Washington Federal, Inc.	2,685	35,684
		1,374,366
Schools — 0.1%
Career Education Corp.†	2,675	64,093
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	5,161	18,735
Integrated Device Technology, Inc.†	3,015	13,718
Marvell Technology Group, Ltd.†	16,400	150,224
		182,677
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	10,338	206,760
Lam Research Corp.†	340	7,742
Novellus Systems, Inc.†	2,126	35,355
Teradyne, Inc.†	2,048	8,970
		258,827
Steel-Producers — 1.0%
Carpenter Technology Corp.	1,327	18,737
Reliance Steel & Aluminum Co.	23,649	622,678
Schnitzer Steel Industries, Inc., Class A	601	18,866
Steel Dynamics, Inc.	43,254	381,068
		1,041,349
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	3,107	10,098
Telecom Services — 1.1%
Amdocs, Ltd.†	3,376	62,524
Clearwire Corp., Class A†	230	1,184
Embarq Corp.	27,803	1,052,344
Virgin Media, Inc.	9,099	43,675
		1,159,727

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment — 0.8%
ADC Telecommunications, Inc.†	3,087	$13,552
CommScope, Inc.†	16,247	184,566
Tellabs, Inc.†	138,183	632,878
		830,996
Telephone-Integrated — 1.6%
CenturyTel, Inc.	19,742	555,145
Frontier Communications Corp.	7,439	53,412
Qwest Communications International, Inc.	22,964	78,537
Sprint Nextel Corp.†	76,230	272,141
Telephone and Data Systems, Inc.	1,865	49,441
Windstream Corp.	77,524	624,844
		1,633,520
Television — 0.1%
CBS Corp., Class B	17,833	68,479
Hearst-Argyle Television, Inc.	730	3,037
		71,516
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,720	51,376
Theaters — 0.0%
Regal Entertainment Group, Class A	2,322	31,138
Tobacco — 0.4%
Lorillard, Inc.	6,484	400,322
Tools-Hand Held — 0.4%
Black & Decker Corp.	1,896	59,838
Snap-On, Inc.	11,784	295,778
The Stanley Works	2,454	71,461
		427,077
Toys — 0.4%
Hasbro, Inc.	11,821	296,352
Mattel, Inc.	11,117	128,179
		424,531
Transport-Equipment & Leasing — 0.3%
GATX Corp.	12,831	259,571
Transport-Marine — 0.5%
Alexander & Baldwin, Inc.	1,158	22,037
Kirby Corp.†	14,136	376,583
Overseas Shipholding Group, Inc.	762	17,274
Teekay Corp.	1,160	16,507
Tidewater, Inc.	1,469	54,544
		486,945
Transport-Rail — 0.3%
Kansas City Southern†	20,427	259,627
Transport-Services — 0.0%
Ryder System, Inc.	1,124	31,820
UTi Worldwide, Inc.	306	3,657
		35,477
Transport-Truck — 0.5%
Con-way, Inc.	1,220	21,874
Landstar System, Inc.	14,238	476,546
		498,420

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Travel Services — 0.0%
Interval Leisure Group, Inc.†	1,027	$5,443
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co., Class A†	428	12,357
NBTY, Inc.†	865	12,179
		24,536
Water — 0.1%
American Water Works Co., Inc.	1,857	35,729
Aqua America, Inc.	4,043	80,860
		116,589
Water Treatment Systems — 0.0%
Nalco Holding Co.	330	4,313
Wireless Equipment — 0.1%
Crown Castle International Corp.†	6,833	139,462
X-Ray Equipment — 0.1%
Hologic, Inc.†	3,967	51,928
Total Common Stock (cost $142,888,820)		98,515,729
Exchange Traded Funds — 0.8%
EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares Russell Midcap Value Index Fund (cost $828,483)	33,300	793,206
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10 (cost $92)†	92	34
Total Long-Term Investment Securities (cost $143,717,395)		99,308,969
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.03% due 05/14/09(1)	$15,000	15,000
0.15% due 05/14/09(1)	10,000	9,998
		24,998
Total Short-Term Investment Securities (cost $24,998)		24,998
REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $338,000 and collateralized by $350,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $349,580	338,000	338,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,277 ,000 collateralized by $1,305,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $1,303,434	1,277,000	1,277,000

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENT (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $607 ,000 collateralized by $595,000 of Federal Home Loan Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $623,322	$607,000	$607,000
Total Repurchase Agreements (cost $2,222,000)		2,222,000
TOTAL INVESTMENTS (cost $145,964,393)(2)	100.1%	101,555,967
Liabilities in excess of other assets	(0.1)	(151,214)
NET ASSETS	100.0%	$101,404,753

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March, 31 2009	Unrealized Appreciation (Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	June 2009	$454,218	$487,900	$33,682

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Repurchase Agreements	12.0%
Banks-Commercial	5.6
Commercial Services-Finance	4.9
Real Estate Investment Trusts	3.0
Insurance-Property/Casualty	2.6
Metal Processors & Fabrication	1.8
Gas-Distribution	1.8
Physical Therapy/Rehabilitation Centers	1.7
Telecommunication Equipment	1.7
Medical-Outpatient/Home Medical	1.7
Oil Companies-Exploration & Production	1.6
Electric-Integrated	1.6
Semiconductor Equipment	1.5
Retail-Apparel/Shoe	1.5
Semiconductor Components-Integrated Circuits	1.5
Enterprise Software/Service	1.4
Aerospace/Defense-Equipment	1.4
Medical-Generic Drugs	1.3
Food-Misc.	1.2
Computer Services	1.2
Data Processing/Management	1.2
Index Fund-Small Cap	1.2
Electronic Components-Semiconductors	1.1
Consulting Services	1.1
Machinery-General Industrial	1.1
Finance-Investment Banker/Broker	1.1
Consumer Products-Misc.	1.1
Retail-Restaurants	1.1
Applications Software	1.1
Commercial Services	1.0
Human Resources	1.0
Hazardous Waste Disposal	0.9
Medical Labs & Testing Services	0.9
Medical Products	0.8
Medical Instruments	0.8
Medical-Biomedical/Gene	0.8
Telecom Services	0.8
Investment Management/Advisor Services	0.8
Apparel Manufacturers	0.8
Footwear & Related Apparel	0.8
Distribution/Wholesale	0.8
Food-Wholesale/Distribution	0.8
Transport-Truck	0.7
Transport-Services	0.7
Building & Construction Products-Misc.	0.7
Food-Confectionery	0.7
Physicians Practice Management	0.7
Diversified Manufacturing Operations	0.7
Retail-Convenience Store	0.7
Networking Products	0.6
Dialysis Centers	0.6
Computers-Integrated Systems	0.6
Machinery-Electrical	0.6
Transport-Marine	0.6
Internet Security	0.5
Brewery	0.5
Oil Field Machinery & Equipment	0.5
Instruments-Scientific	0.5
E-Commerce/Services	0.5
Engineering/R&D Services	0.5

Medical-HMO	0.5%
Lasers-System/Components	0.5
Finance-Leasing Companies	0.5
Medical-Hospitals	0.5
Miscellaneous Manufacturing	0.4
Aerospace/Defense	0.4
Chemicals-Specialty	0.4
Oil-Field Services	0.4
Private Corrections	0.4
Food-Canned	0.4
Electronic Components-Misc.	0.4
Machine Tools & Related Products	0.4
Real Estate Management/Services	0.4
Savings & Loans/Thrifts	0.3
Steel-Producers	0.3
Food-Retail	0.3
Tools-Hand Held	0.3
Medical-Nursing Homes	0.3
Communications Software	0.3
Medical Information Systems	0.3
Computer Aided Design	0.3
Insurance-Multi-line	0.3
Computers-Periphery Equipment	0.3
Internet Application Software	0.2
Building Products-Cement	0.2
Schools	0.2
Auto/Truck Parts & Equipment-Original	0.2
Medical-Drugs	0.2
Non-Ferrous Metals	0.2
Rental Auto/Equipment	0.2
Beverages-Wine/Spirits	0.2
Leisure Products	0.2
Retail-Automobile	0.2
Building-Heavy Construction	0.2
Filtration/Separation Products	0.2
Identification Systems	0.1
Diversified Operations/Commercial Services	0.1
Retail-Sporting Goods	0.1
Environmental Consulting & Engineering	0.1
Golf	0.1
Retail-Gardening Products	0.1
Rubber-Tires	0.1
Food-Meat Products	0.1
Coffee	0.1
Retail-Mail Order	0.1
Cosmetics & Toiletries	0.1
Industrial Automated/Robotic	0.1
Oil & Gas Drilling	0.1
Electronic Measurement Instruments	0.1
Alternative Waste Technology	0.1
Containers-Paper/Plastic	0.1
E-Commerce/Products	0.1
Wireless Equipment	0.1
Funeral Services & Related Items	0.1
Electric Products-Misc.	0.1
Internet Telephone	0.1
Chemicals-Plastics	0.1
Metal-Aluminum	0.1
Retail-Petroleum Products	0.1
Steel Pipe & Tube	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Oil Refining & Marketing	0.1%
Garden Products	0.1
Entertainment Software	0.1
Diagnostic Kits	0.1
Retail-Pawn Shops	0.1
Research & Development	0.1
Computer Software	0.1
Engines-Internal Combustion	0.1
Paper & Related Products	0.1
Pharmacy Services	0.1
Disposable Medical Products	0.1
Linen Supply & Related Items	0.1
Recreational Vehicles	0.1
Building-Maintance & Services	0.1
Insurance-Life/Health	0.1
E-Services/Consulting	0.1
Seismic Data Collection	0.1
Airlines	0.1
Retail-Discount	0.1
Finance-Consumer Loans	0.1
Power Converter/Supply Equipment	0.1
Poultry	0.1
Water	0.1
Telecom Equipment-Fiber Optics	0.1
Circuit Boards	0.1
Building & Construction-Misc.	0.1
Building Products-Doors & Windows	0.1
Metal-Iron	0.1
Electronic Security Devices	0.1
Wire & Cable Products	0.1
Instruments-Controls	0.1
Building-Residential/Commercial	0.1
Machinery-Construction & Mining	0.1
Decision Support Software	0.1
Protection/Safety	0.1
Advanced Materials	0.1
Building Products-Wood	0.1
Retail-Fabric Store	0.1
Gambling (Non-Hotel)	0.1
Internet Content-Information/News	0.1
Forestry	0.1
100.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 87.4%
Advanced Materials — 0.1%
Ceradyne, Inc.†	3,886	$70,453
Advertising Services — 0.0%
inVentiv Health, Inc.†	5,018	40,947
Aerospace/Defense — 0.4%
Aerovironment, Inc.†	2,349	49,094
Cubic Corp.	2,332	59,070
Esterline Technologies Corp.†	4,465	90,148
National Presto Industries, Inc.	721	43,988
Spirit Aerosystems Holdings, Inc., Class A†	15,780	157,327
Teledyne Technologies, Inc.†	5,417	144,525
		544,152
Aerospace/Defense-Equipment — 1.4%
AAR Corp.†	5,816	72,933
Curtiss-Wright Corp.	6,800	190,740
GenCorp, Inc.†	7,466	15,828
Kaman Corp.	3,832	48,053
Limco-Piedmont, Inc.†	34,694	79,796
Moog, Inc., Class A†	6,399	146,345
Orbital Sciences Corp.†	96,967	1,152,938
Triumph Group, Inc.	2,493	95,232
		1,801,865
Agricultural Operations — 0.0%
Andersons, Inc.	2,737	38,701
Airlines — 0.1%
Skywest, Inc.	8,565	106,549
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	8,131	115,216
Darling International, Inc.†	12,298	45,626
		160,842
Apparel Manufacturers — 0.8%
Carter's, Inc.†	19,155	360,306
Coach, Inc.†	24,300	405,810
Maidenform Brands, Inc.†	2,820	25,831
Oxford Industries, Inc.	2,050	12,648
Polo Ralph Lauren Corp.	3,000	126,750
Quiksilver, Inc.†	19,088	24,433
True Religion Apparel, Inc.†	2,758	32,572
Volcom, Inc.†	2,383	23,115
		1,011,465
Applications Software — 1.1%
Citrix Systems, Inc.†	28,260	639,806
Ebix Com, Inc.†	1,336	33,200
EPIQ Systems, Inc.†	32,457	585,200
Progress Software Corp.†	6,001	104,177
		1,362,383
Athletic Equipment — 0.0%
Nautilus, Inc.†	3,361	2,117
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	4,037	34,476
Audio/Video Products — 0.0%
Audiovox Corp., Class A†	2,786	9,556
Universal Electronics, Inc.†	2,103	38,064
		47,620

Security Description	Shares	Market Value (Note 2)
Auto Repair Centers — 0.0%
Midas, Inc.†	2,107	$16,687
Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,617	5,679
Auto/Truck Parts & Equipment-Original — 0.2%
Spartan Motors, Inc.	4,916	19,762
Superior Industries International, Inc.	3,489	41,345
WABCO Holdings, Inc.	15,410	189,697
		250,804
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,974	33,309
Standard Motor Products, Inc.	1,799	4,947
		38,256
Banks-Commercial — 5.6%
Bank Mutual Corp.	7,172	64,978
Cascade Bancorp	4,224	6,885
Cascade Financial Corp.	59,820	149,550
Central Pacific Financial Corp.	22,571	126,398
City National Corp.	8,040	271,511
CoBiz Financial, Inc.	51,560	270,690
Columbia Banking System, Inc.	2,733	17,491
Community Bank System, Inc.	4,908	82,209
Cullen/Frost Bankers, Inc.	15,470	726,162
East West Bancorp, Inc.	20,221	92,410
First BanCorp Puerto Rico	11,414	48,624
First Commonwealth Financial Corp.	11,257	99,850
First Financial Bancorp	4,792	45,668
First Financial Bankshares, Inc.	3,129	150,724
First Midwest Bancorp, Inc.	7,314	62,827
First Security Group, Inc.	93,572	315,338
Frontier Financial Corp.	7,083	7,791
Glacier Bancorp, Inc.	9,249	145,302
Hancock Holding Co.	3,587	112,201
Hanmi Financial Corp.	5,592	7,270
Home Bancshares, Inc.	2,002	39,980
IBERIABANK Corp.	11,630	534,282
Independent Bank Corp. (Massachusetts)	2,448	36,108
Independent Bank Corp. (Michigan)	3,000	7,020
Irwin Financial Corp.†	2,859	5,575
Nara Bancorp., Inc.	3,358	9,873
National Penn Bancshares, Inc.	12,350	102,505
NBT Bancorp, Inc.	4,910	106,252
Old National Bancorp	9,975	111,421
PAB Bankshares, Inc.	9,838	36,893
PrivateBancorp, Inc.	4,140	59,864
Prosperity Bancshares, Inc.	6,170	168,749
Provident Bankshares Corp.	5,040	35,532
S&T Bancorp, Inc.	3,533	74,935
Signature Bank†	11,051	311,970
Sterling Bancorp	2,714	26,869
Sterling Bancshares, Inc.	11,013	72,025
Sterling Financial Corp.	7,880	16,312
Susquehanna Bancshares, Inc.	12,952	120,842
SVB Financial Group†	18,400	368,184
Synovus Financial Corp.	92,400	300,300
The South Financial Group, Inc.	12,749	14,024
Tompkins Financial Corp.	7,254	311,922
TrustCo Bank Corp. NY	11,410	68,688

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
UCBH Holdings, Inc.	17,640	$26,636
UMB Financial Corp.	4,433	188,358
Umpqua Holdings Corp.	60,741	550,313
United Bankshares, Inc.	5,681	97,940
United Community Banks, Inc.	6,187	25,738
Webster Financial Corp.	5,660	24,055
Whitney Holding Corp.	9,628	110,241
Wilshire Bancorp, Inc.	2,907	15,000
Wintrust Financial Corp.	37,001	455,112
		7,237,397
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,588	33,654
Beverages-Wine/Spirits — 0.2%
Central European Distribution Corp.†	19,400	208,744
Brewery — 0.5%
Boston Beer Co., Inc., Class A†	1,522	31,749
Molson Coors Brewing Co., Class B	19,000	651,320
		683,069
Building & Construction Products-Misc. — 0.7%
Drew Industries, Inc.†	2,912	25,276
Gibraltar Industries, Inc.	60,194	284,116
Louisiana-Pacific Corp.	34,170	76,199
NCI Building Systems, Inc.†	2,963	6,578
Patrick Industries, Inc.†	28,350	13,892
Simpson Manufacturing Co., Inc.	28,422	512,164
		918,225
Building & Construction-Misc. — 0.1%
Insituform Technologies, Inc., Class A†	5,787	90,509
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,551	158,862
Texas Industries, Inc.	4,161	104,025
		262,887
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,187	45,973
Quanex Building Products Corp.	5,666	43,062
		89,035
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,531	67,350
Building-Heavy Construction — 0.2%
Perini Corp.†	16,130	198,399
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,697	109,831
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	1,022	19,428
Winnebago Industries, Inc.	4,371	23,210
		42,638
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.	2,109	14,742
Meritage Homes Corp.†	4,643	53,023
Standard Pacific Corp.†	13,940	12,267
		80,032

Security Description	Shares	Market Value (Note 2)
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,722	$8,886
Casino Services — 0.0%
Shuffle Master, Inc.†	8,068	23,155
Chemicals-Other — 0.0%
American Vanguard Corp.	3,038	39,190
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,913	53,021
PolyOne Corp.†	38,510	88,958
		141,979
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	3,745	71,005
Balchem Corp.	2,735	68,730
Ferro Corp.	16,800	24,024
H.B. Fuller Co.	7,307	94,991
NewMarket Corp.	1,852	82,044
OM Group, Inc.†	4,583	88,544
Penford Corp.	1,694	6,149
Quaker Chemical Corp.	1,642	13,037
Stepan Co.	1,087	29,675
Zep, Inc.	3,172	32,450
		510,649
Circuit Boards — 0.1%
Park Electrochemical Corp.	3,079	53,205
TTM Technologies, Inc.†	6,439	37,346
		90,551
Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	2,676	128,448
Peet's Coffee & Tea, Inc.†	1,844	39,867
		168,315
Collectibles — 0.0%
RC2 Corp.†	2,594	13,670
Commercial Services — 1.0%
Arbitron, Inc.	3,976	59,680
Healthcare Services Group, Inc.	6,468	96,826
HMS Holdings Corp.†	3,837	126,237
Live Nation, Inc.†	11,776	31,442
Pre-Paid Legal Services, Inc.†	1,094	31,759
StarTek, Inc.†	1,738	5,388
Steiner Leisure, Ltd.†	19,860	484,782
Team, Inc.†	41,100	481,692
Ticketmaster Entertainment, Inc.†	6,023	22,225
		1,340,031
Commercial Services-Finance — 4.8%
Bankrate, Inc.†	2,094	52,245
Coinstar, Inc.†	4,474	146,568
Equifax, Inc.	70,000	1,711,500
Global Payments, Inc.	47,567	1,589,213
Heartland Payment Systems, Inc.	3,683	24,345
Jackson Hewitt Tax Service, Inc.	45,500	237,510
Rewards Network, Inc.†	4,087	14,305
The Western Union Co.	128,700	1,617,759
TNS, Inc.†	87,600	716,568

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance (continued)
Wright Express Corp.†	5,754	$104,838
		6,214,851
Communications Software — 0.3%
Digi International, Inc.†	41,999	322,132
Smith Micro Software, Inc.†	4,203	21,982
		344,114
Computer Aided Design — 0.3%
Parametric Technology Corp.†	32,900	328,342
Computer Services — 1.2%
CACI International, Inc., Class A†	18,501	675,102
CIBER, Inc.†	9,087	24,808
Insight Enterprises, Inc.†	6,856	20,979
Manhattan Associates, Inc.†	3,543	61,365
Perot Systems Corp., Class A†	53,400	687,792
SYKES Enterprises, Inc.†	5,026	83,582
		1,553,628
Computer Software — 0.1%
Avid Technology, Inc.†	4,575	41,815
Blackbaud, Inc.	6,588	76,487
Phoenix Technologies, Ltd.†	4,371	7,081
		125,383
Computers-Integrated Systems — 0.6%
Agilysys, Inc.	3,410	14,663
Catapult Communications Corp.†	1,164	8,113
Diebold, Inc.	16,300	348,005
Integral Systems, Inc.†	2,597	22,334
Mercury Computer Systems, Inc.†	3,413	18,874
MICROS Systems, Inc.†	12,089	226,669
MTS Systems Corp.	2,535	57,671
Radiant Systems, Inc.†	4,148	18,293
Radisys Corp.†	3,503	21,228
Stratasys, Inc.†	3,041	25,149
		760,999
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,483	9,056
Computers-Periphery Equipment — 0.3%
Rimage Corp.†	14,090	188,102
Synaptics, Inc.†	5,120	137,011
		325,113
Consulting Services — 1.1%
CRA International, Inc.†	38,000	717,440
Forrester Research, Inc.†	2,299	47,267
Huron Consulting Group, Inc.†	3,800	161,234
MAXIMUS, Inc.	2,617	104,314
Watson Wyatt Worldwide, Inc., Class A	8,510	420,139
		1,450,394
Consumer Products-Misc. — 1.1%
Central Garden and Pet Co. Class A†	61,611	463,315
Helen of Troy, Ltd.†	4,534	62,343
Russ Berrie & Co., Inc.†	2,531	3,341
Tupperware Brands Corp.	46,850	795,981
WD-40 Co.	2,482	59,915
		1,384,895

Security Description	Shares	Market Value (Note 2)
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	5,750	$155,538
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	2,930	164,227
Data Processing/Management — 1.2%
Commvault Systems, Inc.†	6,238	68,431
CSG Systems International, Inc.†	5,285	75,470
Fiserv, Inc.†	37,700	1,374,542
		1,518,443
Decision Support Software — 0.1%
SPSS, Inc.†	2,739	77,870
Dental Supplies & Equipment — 0.1%
National Dentex Corp.†	26,870	104,525
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.	106	17,721
Meridian Bioscience, Inc.	6,076	110,097
		127,818
Dialysis Centers — 0.6%
DaVita, Inc.†	17,900	786,705
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,950	62,634
Merit Medical Systems, Inc.†	4,225	51,587
		114,221
Distribution/Wholesale — 0.8%
Brightpoint, Inc.†	7,750	33,170
Fossil, Inc.†	6,706	105,284
MWI Veterinary Supply, Inc.†	1,822	51,890
Pool Corp.	7,262	97,311
Scansource, Inc.†	3,972	73,800
School Specialty, Inc.†	2,402	42,251
United Stationers, Inc.†	15,346	430,916
Watsco, Inc.	4,264	145,104
		979,726
Diversified Manufacturing Operations — 0.7%
A.O. Smith Corp.	3,406	85,763
Actuant Corp., Class A	8,482	87,619
Acuity Brands, Inc.	6,079	137,021
AZZ, Inc.†	1,896	50,035
Barnes Group, Inc.	6,294	67,283
EnPro Industries, Inc.†	3,049	52,138
ESCO Technologies, Inc.†	3,937	152,362
Griffon Corp.†	7,310	54,825
Koppers Holdings, Inc.	6,210	90,169
Lydall, Inc.†	2,505	7,440
Standex International Corp.	1,858	17,094
Tredegar Corp.	2,907	47,471
		849,220
Diversified Minerals — 0.0%
AMCOL International Corp.	3,385	50,233
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,389	131,832
Viad Corp.	3,058	43,179
Volt Information Sciences, Inc.†	1,818	12,090
		187,101

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Drug Delivery Systems — 0.0%
Noven Pharmaceuticals, Inc.†	3,745	$35,503
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	2,180	65,727
NutriSystem, Inc.	4,603	65,685
Stamps.com, Inc.†	2,138	20,738
		152,150
E-Commerce/Services — 0.5%
IAC/InterActive Corp.†	42,700	650,321
E-Marketing/Info — 0.0%
comScore, Inc.†	2,757	33,332
E-Services/Consulting — 0.1%
Perficient, Inc.†	4,819	26,023
Websense, Inc.†	6,769	81,228
		107,251
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	18,170	111,927
Littelfuse, Inc.†	3,267	35,905
		147,832
Electric-Integrated — 1.6%
Allete, Inc.	4,122	110,016
Avista Corp.	8,216	113,216
Central Vermont Public Service Corp.	1,728	29,894
CH Energy Group, Inc.	2,374	111,341
Cleco Corp.	9,059	196,490
CMS Energy Corp.	13,870	164,221
El Paso Electric Co.†	6,751	95,122
MGE Energy, Inc.	6,510	204,219
NV Energy, Inc.	59,700	560,583
Portland General Electric Co.	12,090	212,663
UIL Holdings Corp.	3,801	84,838
Unisource Energy Corp.	5,355	150,957
		2,033,560
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	10,825	145,488
Benchmark Electronics, Inc.†	9,812	109,894
CTS Corp.	5,076	18,324
Daktronics, Inc.	5,136	33,641
Methode Electronics, Inc.	5,691	20,374
Plexus Corp.†	5,920	81,814
Rogers Corp.†	2,351	44,387
Technitrol, Inc.	6,166	10,544
		464,466
Electronic Components-Semiconductors — 1.1%
Actel Corp.†	3,875	39,215
Diodes, Inc.†	4,918	52,180
DSP Group, Inc.†	4,038	17,444
Fairchild Semiconductor International, Inc.†	70,060	261,324
Kopin Corp.†	10,266	23,817
Microsemi Corp.†	12,196	141,474
OmniVision Technologies, Inc.†	45,930	308,649
ON Semiconductor Corp.†	92,900	362,310
Skyworks Solutions, Inc.†	24,888	200,597

Security Description	Shares	Market Value (Note 2)
Electronic Components-Semiconductors (continued)
Supertex, Inc.†	1,936	$44,722
		1,451,732
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,925	61,638
Axsys Technologies, Inc.†	1,392	58,520
FARO Technologies, Inc.†	2,518	33,842
Keithley Instruments, Inc.	2,042	6,922
		160,922
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	1,370	76,446
LoJack Corp.†	2,609	11,819
		88,265
Energy-Alternate Sources — 0.0%
Greenhunter Energy, Inc.	27	0
Headwaters, Inc.†	6,367	19,992
		19,992
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	34,302	588,965
Stanley, Inc.†	2,018	51,237
		640,202
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	7,492	123,618
Enterprise Software/Service — 1.4%
Concur Technologies, Inc.†	6,340	121,665
Epicor Software Corp.†	9,011	34,332
Informatica Corp.†	13,111	173,852
JDA Software Group, Inc.†	4,113	47,505
Lawson Software, Inc.†	198,850	845,113
Mantech International Corp., Class A†	9,802	410,704
Omnicell, Inc.†	4,714	36,863
SYNNEX Corp.†	2,855	56,158
Taleo Corp., Class A†	4,604	54,419
Tyler Technologies, Inc.†	4,316	63,143
		1,843,754
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	11,683	97,553
THQ, Inc.†	10,086	30,662
		128,215
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	9,051	184,459
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	7,651	192,729
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,306	61,893
World Acceptance Corp.†	2,430	41,553
		103,446
Finance-Investment Banker/Broker — 1.1%
Greenhill & Co., Inc.	2,769	204,491
Investment Technology Group, Inc.†	6,516	166,288
LaBranche & Co., Inc.†	7,896	29,531
optionsXpress Holdings, Inc.	6,256	71,131
Piper Jaffray Cos., Inc.†	2,359	60,839

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
Raymond James Financial, Inc.	27,440	$540,568
Stifel Financial Corp.†	4,066	176,098
SWS Group, Inc.	4,127	64,092
Thomas Weisel Partners Group, Inc.†	11,750	42,065
TradeStation Group, Inc.†	4,802	31,693
		1,386,796
Finance-Leasing Companies — 0.5%
Financial Federal Corp.	28,086	594,861
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.†	2,865	35,325
Food-Canned — 0.4%
Del Monte Foods Co.	47,690	347,660
Treehouse Foods, Inc.†	4,745	136,609
		484,269
Food-Confectionery — 0.7%
The J.M. Smucker Co.	24,500	913,115
Food-Meat Products — 0.1%
Smithfield Foods, Inc.†	18,080	171,037
Food-Misc. — 1.2%
Cal-Maine Foods, Inc.	1,896	42,452
Diamond Foods, Inc.	2,461	68,736
J & J Snack Foods Corp.	2,097	72,535
Lance, Inc.	4,744	98,770
The Hain Celestial Group, Inc.†	89,988	1,281,429
		1,563,922
Food-Retail — 0.3%
Great Atlantic & Pacific Tea Co., Inc.†	4,545	24,134
Weis Markets, Inc.	11,230	348,579
		372,713
Food-Wholesale/Distribution — 0.8%
Nash Finch Co.	1,925	54,073
Spartan Stores, Inc.	51,840	798,855
United Natural Foods, Inc.†	6,458	122,508
		975,436
Footwear & Related Apparel — 0.8%
CROCS, Inc.†	12,483	14,855
Deckers Outdoor Corp.†	4,869	258,252
Iconix Brand Group, Inc.†	8,733	77,287
Skechers USA, Inc., Class A†	4,994	33,310
Timberland Co., Class A†	41,160	491,450
Wolverine World Wide, Inc.	7,447	116,024
		991,178
Forestry — 0.1%
Deltic Timber Corp.	1,585	62,465
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	9,299	148,877
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	9,022	63,515
Garden Products — 0.1%
Toro Co.	5,385	130,209
Gas-Distribution — 1.8%
Atmos Energy Corp.	13,782	318,640
Laclede Group, Inc.	3,329	129,764

Security Description	Shares	Market Value (Note 2)
Gas-Distribution (continued)
New Jersey Resources Corp.	14,090	$478,778
Northwest Natural Gas Co.	17,821	773,788
Piedmont Natural Gas, Inc.	11,052	286,136
South Jersey Industries, Inc.	4,473	156,555
Southwest Gas Corp.	6,683	140,811
		2,284,472
Golf — 0.1%
Callaway Golf Co.	25,263	181,388
Hazardous Waste Disposal — 0.9%
Stericycle, Inc.†	23,784	1,135,210
Health Care Cost Containment — 0.1%
Corvel Corp.†	1,148	23,213
MedQuist, Inc.	43,870	111,869
		135,082
Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	4,327	48,722
La-Z-Boy, Inc.	7,742	9,678
		58,400
Hotel/Motels — 0.0%
Marcus Corp.	3,174	26,979
Human Resources — 1.0%
Administaff, Inc.	3,290	69,518
AMN Healthcare Services, Inc.†	4,899	24,985
CDI Corp.	1,933	18,789
Cross Country Healthcare, Inc.†	48,649	318,651
Emergency Medical Services Corp., Class A†	8,100	254,259
Gevity HR, Inc.	3,713	14,666
Heidrick & Struggles International, Inc.	2,463	43,694
Korn/Ferry International†	10,750	97,395
On Assignment, Inc.†	5,369	14,550
Spherion Corp.†	7,895	16,421
TrueBlue, Inc.†	45,690	376,942
		1,249,870
Identification Systems — 0.1%
Brady Corp., Class A	7,713	135,980
Checkpoint Systems, Inc.†	5,837	52,358
		188,338
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	3,999	4,799
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,964	79,620
Gerber Scientific, Inc.†	3,629	8,673
Intermec, Inc.†	7,287	75,785
		164,078
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,416	86,377
Instruments-Scientific — 0.5%
Dionex Corp.†	2,667	126,016
FEI Co.†	34,911	538,676
		664,692

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance Brokers — 0.0%
eHealth, Inc.†	3,772	$60,390
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,216	83,668
Presidential Life Corp.	3,247	25,294
		108,962
Insurance-Multi-line — 0.3%
HCC Insurance Holdings, Inc.	10,000	251,900
United Fire & Casualty Co.	3,364	73,873
		325,773
Insurance-Property/Casualty — 2.6%
American Physicians Capital, Inc.	1,140	46,649
Amerisafe, Inc.†	2,836	43,447
Arch Capital Group, Ltd.†	5,140	276,840
CNA Surety Corp.†	33,897	625,061
EMC Insurance Group, Inc.	16,480	347,234
Infinity Property & Casualty Corp.	2,117	71,830
Meadowbrook Insurance Group, Inc.	100,940	615,734
Navigators Group, Inc.†	2,003	94,502
ProAssurance Corp.†	5,015	233,799
RLI Corp.	2,683	134,687
Safety Insurance Group, Inc.	2,453	76,239
Selective Insurance Group, Inc.	7,926	96,380
Stewart Information Services Corp.	2,731	53,254
Tower Group, Inc.	5,253	129,381
Zenith National Insurance Corp.	21,214	511,470
		3,356,507
Internet Application Software — 0.2%
Cybersource Corp.†	10,376	153,668
DealerTrack Holdings, Inc.†	5,991	78,482
eResearchTechnology, Inc.†	6,556	34,485
		266,635
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	2,743	11,795
Internet Content-Information/News — 0.1%
InfoSpace, Inc.†	5,253	27,315
The Knot, Inc.†	4,324	35,457
		62,772
Internet Security — 0.5%
Blue Coat Systems, Inc.†	5,873	70,535
McAfee, Inc.†	18,580	622,430
		692,965
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,610	144,693
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	5,800	241,918
Cohen & Steers, Inc.	17,730	197,867
GAMCO Investors, Inc., Class A	16,960	553,744
National Financial Partners Corp.	5,997	19,190
Teton Advisors, Inc.(1)	253	576
		1,013,295
Lasers-System/Components — 0.5%
Coherent, Inc.†	23,100	398,475
Cymer, Inc.†	4,461	99,302

Security Description	Shares	Market Value (Note 2)
Lasers-System/Components (continued)
Electro Scientific Industries, Inc.†	4,074	$24,118
II-VI, Inc.†	3,640	62,535
Newport Corp.†	5,415	23,934
		608,364
Leisure Products — 0.2%
Brunswick Corp.	13,260	45,747
Multimedia Games, Inc.†	3,486	7,495
WMS Industries, Inc.†	7,418	155,110
		208,352
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,783	52,626
UniFirst Corp.	2,151	59,884
		112,510
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	28,460	461,337
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	2,979	78,139
Machinery-Electrical — 0.6%
Baldor Electric Co.	6,957	100,807
Regal-Beloit Corp.	20,626	631,981
		732,788
Machinery-Farming — 0.0%
Lindsay Corp.	1,847	49,869
Machinery-General Industrial — 1.1%
Albany International Corp., Class A	34,565	312,813
Applied Industrial Technologies, Inc.	5,460	92,110
Gardner Denver, Inc.†	7,792	169,398
IDEX Corp.	13,040	285,185
Intevac, Inc.†	3,298	17,183
Robbins & Myers, Inc.	4,931	74,803
Wabtec Corp.	18,060	476,423
		1,427,915
Machinery-Material Handling — 0.0%
Cascade Corp.	1,273	22,443
Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.	1,411	46,944
Eclipsys Corp.†	8,446	85,642
Phase Forward, Inc.†	6,450	82,496
Quality Systems, Inc.	2,731	123,578
		338,660
Medical Instruments — 0.8%
Abaxis, Inc.†	3,294	56,788
Conmed Corp.†	57,166	823,762
CryoLife, Inc.†	4,235	21,937
Kensey Nash Corp.†	1,732	36,840
Natus Medical, Inc.†	4,208	35,810
SurModics, Inc.†	2,201	40,168
Symmetry Medical, Inc.†	5,389	34,005
		1,049,310
Medical Labs & Testing Services — 0.8%
Bio-Reference Laboratories, Inc.†	1,742	36,425
Laboratory Corp. of America Holdings†	16,900	988,481
		1,024,906

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Laser Systems — 0.0%
LCA-Vision, Inc.	2,789	$8,116
Palomar Medical Technologies, Inc.†	2,779	20,176
		28,292
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	11,083	123,575
Cyberonics, Inc.†	3,495	46,379
Greatbatch, Inc.†	3,465	67,048
Haemonetics Corp.†	3,825	210,681
Invacare Corp.	4,833	77,473
Osteotech, Inc.†	2,695	9,406
PSS World Medical, Inc.†	9,104	130,642
The Cooper Cos., Inc.	6,787	179,448
West Pharmaceutical Services, Inc.	4,924	161,556
Zoll Medical Corp.†	3,171	45,536
		1,051,744
Medical-Biomedical/Gene — 0.8%
Arqule, Inc.†	4,289	17,756
Cambrex Corp.†	4,393	10,016
Cubist Pharmaceuticals, Inc.†	8,655	141,596
Emergent Biosolutions, Inc.†	34,800	470,148
Enzo Biochem, Inc.†	26,702	107,342
Integra LifeSciences Holdings Corp.†	3,005	74,314
Martek Biosciences Corp.	4,986	90,995
Regeneron Pharmaceuticals, Inc.†	9,504	131,725
		1,043,892
Medical-Drugs — 0.2%
PharMerica Corp.†	4,584	76,278
Salix Pharmaceuticals, Ltd.†	7,229	68,675
Savient Pharmaceuticals, Inc.†	7,161	35,447
ViroPharma, Inc.†	11,642	61,121
		241,521
Medical-Generic Drugs — 1.3%
Par Pharmaceutical Cos., Inc.†	5,238	49,604
Perrigo Co.	65,600	1,628,848
		1,678,452
Medical-HMO — 0.5%
AMERIGROUP Corp.†	7,989	220,017
Centene Corp.†	6,469	116,572
Healthspring, Inc.†	7,346	61,486
Magellan Health Services, Inc.†	5,507	200,675
Molina Healthcare, Inc.†	2,106	40,056
		638,806
Medical-Hospitals — 0.5%
LifePoint Hospitals, Inc.†	26,880	560,717
MedCath Corp.†	2,951	21,454
		582,171
Medical-Nursing Homes — 0.3%
Odyssey HealthCare, Inc.†	4,932	47,841
Sun Healthcare Group, Inc.†	43,500	367,140
		414,981

Security Description	Shares	Market Value (Note 2)
Medical-Outpatient/Home Medical — 1.7%
Air Methods Corp.†	45,024	$761,356
Almost Family, Inc.†	959	18,307
Amedisys, Inc.†	4,098	112,654
Amsurg Corp.†	45,934	728,054
Gentiva Health Services, Inc.†	4,335	65,892
LHC Group, Inc.†	2,219	49,439
Lincare Holdings, Inc.†	13,100	285,580
Res-Care, Inc.†	3,852	56,085
		2,077,367
Metal Processors & Fabrication — 1.8%
CIRCOR International, Inc.	2,542	57,246
Haynes International, Inc.†	21,100	376,002
Kaydon Corp.	20,619	563,517
Mueller Industries, Inc.	20,051	434,906
RBC Bearings, Inc.†	60,793	928,917
		2,360,588
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	2,486	22,175
Lawson Products, Inc.	628	7,643
		29,818
Metal-Aluminum — 0.1%
Century Aluminum Co.†	8,297	17,506
Kaiser Aluminum Corp.	5,290	122,305
		139,811
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,880	88,621
Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	12,900	401,706
John Bean Technologies Corp.	4,142	43,326
Movado Group, Inc.	16,056	121,062
		566,094
Multimedia — 0.0%
E.W. Scripps Co. Class A	4,371	5,901
Networking Products — 0.6%
Adaptec, Inc.†	18,318	43,963
Anixter International, Inc.†	4,491	142,275
Black Box Corp.	23,277	549,570
Netgear, Inc.†	5,170	62,299
		798,107
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	3,024	41,943
Horsehead Holding Corp†	25,880	142,340
RTI International Metals, Inc.†	3,472	40,622
		224,905
Office Furnishings-Original — 0.0%
Interface, Inc. Class A	8,454	25,277
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,905	8,725
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	8,399	139,339
Pioneer Drilling Co.†	7,520	24,666
		164,005

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production — 1.6%
Comstock Resources, Inc.†	5,400	$160,920
Denbury Resources, Inc.†	26,250	390,075
McMoRan Exploration Co.†	45,100	211,970
Penn Virginia Corp.	6,298	69,152
Petroleum Development Corp.†	2,236	26,407
Petroquest Energy, Inc.†	6,523	15,655
St. Mary Land & Exploration Co.	14,911	197,273
Stone Energy Corp.†	5,244	17,463
Swift Energy Co.†	4,651	33,952
W&T Offshore, Inc.	87,300	536,895
XTO Energy, Inc.	13,447	411,747
		2,071,509
Oil Companies-Integrated — 0.0%
PetroCorp, Inc.(1)(2)	154	0
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	4,519	138,733
Gulf Island Fabrication, Inc.	2,150	17,222
Lufkin Industries, Inc.	2,235	84,662
NATCO Group, Inc., Class A†	2,997	56,733
National-Oilwell Varco, Inc.†	10,220	293,416
		590,766
Oil Refining & Marketing — 0.1%
Holly Corp.	6,175	130,910
Oil-Field Services — 0.5%
Basic Energy Services, Inc.†	3,388	21,920
CARBO Ceramics, Inc.	2,952	83,955
Hornbeck Offshore Services, Inc.†	3,495	53,264
Matrix Service Co.†	3,743	30,767
Oil States International, Inc.†	7,445	99,912
SEACOR Holdings, Inc.†	3,011	175,571
Superior Well Services, Inc.†	13,973	71,682
TETRA Technologies, Inc.†	11,319	36,787
		573,858
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.†	5,813	12,382
Clearwater Paper Corp.†	1,700	13,651
Neenah Paper, Inc.	2,195	7,968
Schweitzer-Mauduit International, Inc.	2,308	42,605
Wausau Paper Corp.	7,339	38,603
		115,209
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	5,784	114,639
Physical Therapy/Rehabilitation Centers — 1.7%
Psychiatric Solutions, Inc.†	92,800	1,459,744
RehabCare Group, Inc.†	43,947	766,436
		2,226,180
Physicians Practice Management — 0.7%
Healthways, Inc.†	5,062	44,394
MEDNAX, Inc.†	29,071	856,722
		901,116
Poultry — 0.1%
Sanderson Farms, Inc.	2,627	98,644

Security Description	Shares	Market Value (Note 2)
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,914	$37,002
C&D Technologies, Inc.†	3,948	7,304
Hubbell, Inc., Class B	1,290	34,778
Magnetek, Inc.†	4,672	8,410
Vicor Corp.	2,945	14,401
		101,895
Printing-Commercial — 0.0%
Bowne & Co., Inc.	4,106	13,180
Consolidated Graphics, Inc.†	1,677	21,332
		34,512
Private Corrections — 0.4%
The Geo Group, Inc.†	36,689	486,129
Protection/Safety — 0.1%
Landauer, Inc.	1,401	71,003
Real Estate Investment Trusts — 3.0%
Acadia Realty Trust	5,099	54,100
BioMed Realty Trust, Inc.	52,679	356,637
Cedar Shopping Centers, Inc.	6,691	11,642
Cogdell Spencer, Inc.	12,650	64,515
Colonial Properties Trust	7,310	27,851
Corporate Office Properties Trust	3,810	94,602
Cousins Properties, Inc.	25,040	161,258
DiamondRock Hospitality Co.	13,544	54,312
EastGroup Properties, Inc.	7,290	204,630
Entertainment Properties Trust	5,223	82,315
Essex Property Trust, Inc.	1,310	75,115
Extra Space Storage, Inc.	12,903	71,096
Franklin Street Properties Corp.	8,904	109,519
Home Properties, Inc.	4,942	151,472
Inland Real Estate Corp.	8,726	61,867
Kilroy Realty Corp.	4,971	85,452
Kite Realty Group Trust	5,116	12,534
LaSalle Hotel Properties	62,971	367,751
Lexington Realty Trust	11,807	28,101
LTC Properties, Inc.	3,480	61,039
Medical Properties Trust, Inc.	11,482	41,909
Mid-America Apartment Communities, Inc.	15,575	480,177
National Retail Properties, Inc.	11,883	188,227
Parkway Properties, Inc.	2,312	23,814
Pennsylvania Real Estate Investment Trust	5,928	21,044
Post Properties, Inc.	6,645	67,380
PS Business Parks, Inc.	2,246	82,765
Saul Centers, Inc.	3,830	87,975
Senior Housing Properties Trust	26,538	372,063
Sovran Self Storage, Inc.	3,307	66,405
Tanger Factory Outlet Centers, Inc.	4,763	146,986
Urstadt Biddle Properties, Inc., Class A	3,219	43,199
Washington Real Estate Investment Trust	4,720	81,656
		3,839,408
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	35,960	144,919
Jones Lang LaSalle, Inc.	13,150	305,869
		450,788

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	5,393	$41,256
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	1,796	6,879
Polaris Industries, Inc.	4,885	104,734
		111,613
Rental Auto/Equipment — 0.2%
Aaron's, Inc.	8,070	215,146
Research & Development — 0.1%
Kendle International, Inc.†	2,008	42,088
Parexel International Corp.†	8,665	84,310
		126,398
Retail-Apparel/Shoe — 1.5%
Brown Shoe Co., Inc.	6,365	23,869
Cato Corp., Class A	46,170	843,988
Charlotte Russe Holding, Inc.†	3,158	25,738
Christopher & Banks Corp.	5,339	21,836
Dress Barn, Inc.†	6,770	83,203
Genesco, Inc.†	2,895	54,513
Gymboree Corp.†	4,366	93,214
Hot Topic, Inc.†	6,589	73,731
Jos. A. Bank Clothiers, Inc.†	2,745	76,338
Liz Claiborne, Inc.	14,308	35,341
Stage Stores, Inc.	5,715	57,607
Stein Mart, Inc.†	3,822	11,046
The Buckle, Inc.	9,507	303,558
The Children's Place Retail Stores, Inc.†	3,623	79,307
The Finish Line, Inc., Class A	8,246	54,589
The Men's Wearhouse, Inc.	7,784	117,850
Tween Brands, Inc.†	3,726	7,974
		1,963,702
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	6,429	28,352
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.	3,608	50,404
Lithia Motors, Inc., Class A	2,497	5,618
Penske Auto Group, Inc.	15,270	142,469
Sonic Automotive, Inc.	4,220	6,752
		205,243
Retail-Convenience Store — 0.7%
Casey's General Stores, Inc.	31,504	839,897
Retail-Discount — 0.1%
Fred's, Inc.	6,012	67,815
HSN, Inc.†	5,918	30,419
Tuesday Morning Corp.†	4,663	5,922
		104,156
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,889	63,546
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	4,764	171,790
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,790	29,379

Security Description	Shares	Market Value (Note 2)
Retail-Jewelry — 0.0%
Zale Corp.†	4,796	$9,352
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,784	5,457
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	16,680	168,134
Retail-Office Supplies — 0.0%
OfficeMax, Inc.	11,474	35,799
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	4,440	69,531
First Cash Financial Services, Inc.†	3,870	57,740
		127,271
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	3,510	57,845
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	4,414	139,615
Retail-Restaurants — 1.1%
Brinker International, Inc.	9,840	148,584
Buffalo Wild Wings, Inc.†	2,690	98,400
California Pizza Kitchen, Inc.†	14,976	195,886
CEC Entertainment, Inc.†	3,418	88,458
CKE Restaurants, Inc.	8,218	69,031
Cracker Barrel Old Country Store, Inc.	3,368	96,460
DineEquity, Inc.	2,304	27,326
Jack in the Box, Inc.†	8,554	199,223
Landry's Restaurants, Inc.†	1,869	9,756
O'Charley's, Inc.	3,206	9,650
Papa John's International, Inc.†	3,223	73,710
PF Chang's China Bistro, Inc.†	3,627	82,986
Red Robin Gourmet Burgers, Inc.†	2,328	41,043
Ruby Tuesday, Inc.†	7,948	23,208
Ruth's Hospitality Group, Inc.†	2,911	3,522
Sonic Corp.†	9,109	91,272
Texas Roadhouse, Inc., Class A†	7,629	72,704
The Steak n Shake Co.†	4,318	32,687
		1,363,906
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,237	19,001
Cabela's Inc., Class A†	5,939	54,104
Hibbett Sports, Inc.†	4,291	82,473
Zumiez, Inc.†	3,025	29,343
		184,921
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	42,510	171,740
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,240	26,034
Savings & Loans/Thrifts — 0.3%
Brookline Bancorp, Inc.	8,779	83,401
Dime Community Bancshares	3,958	37,126
Flagstar Bancorp, Inc.†	8,804	6,603
Guaranty Financial Group, Inc.†	16,381	17,200
Westfield Financial, Inc.	32,800	288,640
		432,970

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Schools — 0.2%
American Public Education, Inc.†	2,403	$101,070
Capella Education Co.†	2,131	112,943
Universal Technical Institute, Inc.†	3,247	38,964
		252,977
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	68,650	107,094
Semiconductor Components-Integrated Circuits — 1.5%
Cypress Semiconductor Corp.†	20,754	140,504
Emulex Corp.†	103,500	520,605
Exar Corp.†	106,257	663,044
Hittite Microwave Corp.†	2,844	88,733
Integrated Device Technology, Inc.†	61,600	280,280
Micrel, Inc.	6,883	48,456
Pericom Semiconductor Corp.†	3,797	27,756
Standard Microsystems Corp.†	3,293	61,250
TriQuint Semiconductor, Inc.†	22,162	54,740
		1,885,368
Semiconductor Equipment — 1.5%
ATMI, Inc.†	4,716	72,768
Brooks Automation, Inc.†	9,580	44,164
Cabot Microelectronics Corp.†	3,519	84,562
Cohu, Inc.	3,511	25,279
Entegris, Inc.†	135,190	116,263
Kulicke and Soffa Industries, Inc.†	9,183	24,059
MKS Instruments, Inc.†	7,450	109,292
Rudolph Technologies, Inc.†	4,623	14,008
Ultratech, Inc.†	3,532	44,115
Varian Semiconductor Equipment Associates, Inc.†	32,875	712,072
Veeco Instruments, Inc.†	4,841	32,289
Verigy, Ltd.†	85,040	701,580
		1,980,451
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	2,643	132,705
Steel-Producers — 0.3%
Carpenter Technology Corp.	11,515	162,592
Olympic Steel, Inc.	7,556	114,625
Schnitzer Steel Industries, Inc., Class A	3,050	95,739
		372,956
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	5,331	61,413
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	14,344	93,236
Telecom Services — 0.8%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Amdocs, Ltd.†	47,900	887,108
Fairpoint Communications, Inc.	13,385	10,440
Iowa Telecommunications Services, Inc.	4,810	55,123
Neutral Tandem, Inc.†	2,669	65,684
		1,018,355

Security Description	Shares	Market Value (Note 2)
Telecommunication Equipment — 1.7%
ADC Telecommunications, Inc.†	46,400	$203,696
Applied Signal Technology, Inc.	1,954	39,529
Arris Group, Inc.†	18,511	136,426
Comtech Telecommunications Corp.†	44,770	1,108,953
Network Equipment Technologies, Inc.†	4,394	15,555
Plantronics, Inc.	40,280	486,180
Symmetricom, Inc.†	6,617	23,159
Tekelec†	9,964	131,824
Tollgrade Communications, Inc.†	1,990	11,542
		2,156,864
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,650	44,422
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,770	6,124
Therapeutics — 0.0%
Theragenics Corp.†	5,000	6,100
Tobacco — 0.0%
Alliance One International, Inc.†	13,382	51,387
Tools-Hand Held — 0.3%
Snap-On, Inc.	14,710	369,221
Toys — 0.0%
Jakks Pacific, Inc.†	4,201	51,882
Transport-Marine — 0.6%
Kirby Corp.†	26,608	708,837
Transport-Services — 0.7%
Bristow Group, Inc.†	4,377	93,799
Hub Group, Inc., Class A†	48,589	826,013
		919,812
Transport-Truck — 0.7%
Arkansas Best Corp.	3,804	72,352
Forward Air Corp.	4,353	70,649
Heartland Express, Inc.	8,061	119,383
J.B. Hunt Transport Services, Inc.	18,740	451,821
Knight Transportation, Inc.	8,529	129,300
Old Dominion Freight Line, Inc.†	4,150	97,484
		940,989
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,918	31,365
Veterinary Diagnostics — 0.0%
Neogen Corp.†	2,215	48,353
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,348	7,819
Water — 0.1%
American States Water Co.	2,600	94,432
Web Portals/ISP — 0.0%
United Online, Inc.	12,355	55,103
Wire & Cable Products — 0.1%
Belden, Inc.	7,004	87,620

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
COMMON STOCK (continued)
Wireless Equipment — 0.1%
EMS Technologies, Inc.†	2,284	$39,879
Novatel Wireless, Inc.†	4,561	25,633
ViaSat, Inc.†	4,102	85,403
		150,915
Total Common Stock (cost $156,232,746)		112,532,092
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $274)(1)(2)	183	0
EXCHANGE TRADED FUNDS — 1.2%
Index Fund-Small Cap — 1.2%
iShares S&P SmallCap 600 Index Fund	31,700	1,156,733
iShares Nasdaq Biotechnology Index Fund	6,070	402,744
Total Exchange Traded Funds (cost $1,577,691)		1,559,477
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	6,683
Total Long-Term Investment Securities (cost $157,819,711)		114,098,252

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 12.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $780,000 and collateralized by $800,000 of United States Treasury Bills, bearing interest at 0.29% due 08/27/09 and having an approximate value of $799,040	$780,000	$780,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,635,000 and collateralized by $1,595,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,670,922	1,635,000	1,635,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	10,000,000	10,000,000
UBS Securities LLC Joint Repurchase Agreement(4)	3,055,000	3,055,000
Total Repurchase Agreements (cost $15,470,000)		15,470,000
TOTAL INVESTMENTS (cost $173,289,711)(3)	100.6%	129,568,252
Liabilities in excess of other assets	(0.6)	(809,991)
NET ASSETS	100.0%	$128,758,261

†  Non-income producing security

(1)  Illiquid security. At March 31, 2009, the aggregate value of these securities was $576 representing 0.0% of net assets.

(2)  Fair valued security; see Note 2

(3)  See Note 4 for cost of investments on a tax basis.

(4)  See Note 2 for details of Joint Repurchase Agreements.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March, 31 2009	Unrealized Appreciation (Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	June 2009	$572,229	$621,600	$49,371

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Medical-Drugs	6.5%
Oil Companies-Integrated	6.0
Banks-Commercial	5.9
Telephone-Integrated	5.4
Diversified Banking Institutions	5.3
Electric-Integrated	3.7
Auto-Cars/Light Trucks	3.1
Food-Misc.	2.9
Food-Retail	2.5
Oil Companies-Exploration & Production	2.3
Tobacco	2.2
Index Fund	2.2
Insurance-Multi-line	1.5
Cellular Telecom	1.4
Multimedia	1.4
Import/Export	1.4
Real Estate Operations & Development	1.3
Insurance-Life/Health	1.3
Diversified Minerals	1.2
Toys	1.1
Diversified Operations	1.1
Metal-Diversified	1.0
Aerospace/Defense	1.0
Chemicals-Diversified	1.0
Transport-Rail	1.0
Mining	1.0
Repurchase Agreements	0.9
Medical Products	0.9
Brewery	0.9
Industrial Gases	0.9
Beverages-Wine/Spirits	0.9
Wireless Equipment	0.8
Soap & Cleaning Preparation	0.8
Machinery-General Industrial	0.8
Insurance-Reinsurance	0.8
Building-Heavy Construction	0.8
Enterprise Software/Service	0.7
Electronic Components-Misc.	0.7
Time Deposits	0.7
Gas-Distribution	0.7
Investment Companies	0.6
Electronic Components-Semiconductors	0.6
Medical-Generic Drugs	0.6
Semiconductor Equipment	0.6
Steel-Producers	0.6
Human Resources	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance-Property/Casualty	0.6
Real Estate Investment Trusts	0.6
Investment Management/Advisor Services	0.5
Diversified Manufacturing Operations	0.5
Dialysis Centers	0.5
Finance-Investment Banker/Broker	0.5
Transport-Services	0.5
Gas-Transportation	0.5
Electric Products-Misc.	0.5

Engineering/R&D Services	0.5%
Machinery-Construction & Mining	0.4
Satellite Telecom	0.4
Electric-Transmission	0.4
Circuit Boards	0.4
Publishing-Periodicals	0.4
Retail-Misc./Diversified	0.4
Chemicals-Specialty	0.4
Cosmetics & Toiletries	0.4
Auto/Truck Parts & Equipment-Original	0.3
Retail-Apparel/Shoe	0.3
Printing-Commercial	0.3
Photo Equipment & Supplies	0.3
Building Products-Cement	0.3
Oil Refining & Marketing	0.3
Real Estate Management/Services	0.3
Finance-Leasing Companies	0.3
Computers-Integrated Systems	0.3
Oil & Gas Drilling	0.3
Electric-Generation	0.3
Medical-Biomedical/Gene	0.3
Airlines	0.3
Audio/Video Products	0.2
Diversified Financial Services	0.2
Textile-Products	0.2
Food-Wholesale/Distribution	0.2
Office Automation & Equipment	0.2
Entertainment Software	0.2
Consulting Services	0.2
Advertising Services	0.2
Telecom Services	0.2
Coal	0.2
Home Decoration Products	0.2
Instruments-Scientific	0.2
Oil-Field Services	0.2
Finance-Other Services	0.2
Retail-Restaurants	0.2
Steel-Specialty	0.2
Building-Residential/Commercial	0.2
Food-Confectionery	0.1
Building & Construction-Misc.	0.1
Building Products-Doors & Windows	0.1
Retail-Major Department Stores	0.1
Building & Construction Products-Misc.	0.1
Agricultural Chemicals	0.1
Power Converter/Supply Equipment	0.1
Gold Mining	0.1
Water	0.1
Transport-Marine	0.1
Apparel Manufacturers	0.1
Public Thoroughfares	0.1
Publishing-Books	0.1
Paper & Related Products	0.1
Rubber-Tires	0.1
Security Services	0.1
Retail-Jewelry	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited) (continued)

Food-Catering	0.1%
Industrial Automated/Robotic	0.1
Hotels/Motels	0.1
Metal Processors & Fabrication	0.1
Gambling (Non-Hotel)	0.1
Computer Services	0.1
Electronic Measurement Instruments	0.1
Steel Pipe & Tube	0.1
Energy-Alternate Sources	0.1
Athletic Footwear	0.1
98.6%

*  Calculated as a percentage of net assets

Country Allocation*
Japan	20.9%
United Kingdom	20.7
France	9.3
Switzerland	9.2
Germany	7.6
United States	4.0
Australia	3.3
Italy	3.2
Hong Kong	2.8
Netherlands	2.7
Spain	2.6
Sweden	0.9
Finland	0.9
Belgium	0.9
Norway	0.8
Brazil	0.8
Denmark	0.7
Israel	0.6
South Africa	0.6
South Korea	0.6
Taiwan	0.6
Greece	0.6
Portugal	0.5
New Guinea	0.5
Singapore	0.5
Ireland	0.4
India	0.4
Malaysia	0.3
Luxembourg	0.3
Thailand	0.3
China	0.3
Bermuda	0.2
Canada	0.2
Austria	0.1
Mexico	0.1
Cyprus	0.1
Jersey	0.1
98.6%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK — 94.0%
Australia — 3.3%
AGL Energy, Ltd.	5,264	$54,851
Amcor, Ltd.	10,724	33,230
AMP, Ltd.	22,656	74,247
ASX, Ltd.	2,181	44,599
Australia and New Zealand Banking Group, Ltd.	21,216	233,096
AXA Asia Pacific Holdings, Ltd.	11,859	28,127
Bendigo and Adelaide Bank, Ltd.	3,923	22,400
BHP Billiton, Ltd.	46,904	1,045,434
BlueScope Steel, Ltd.	11,850	21,259
Boral, Ltd.	9,677	24,368
Brambles, Ltd.	15,890	53,184
Centennial Coal Co., Ltd.	274,061	381,847
Coca-Cola Amatil, Ltd.	8,294	50,033
Cochlear, Ltd.	762	26,594
Commonwealth Bank of Australia	60,302	1,460,687
Computershare, Ltd.	5,912	36,144
Crown, Ltd.	7,198	31,627
CSL, Ltd.	23,959	542,115
CSR, Ltd.	21,466	17,976
Dexus Property Group	47,778	24,999
Fairfax Media, Ltd.	37,494	26,267
Fortescue Metals Group, Ltd.†	13,931	24,847
Foster's Group, Ltd.	22,774	80,210
Incitec Pivot, Ltd.	19,601	29,005
Insurance Australia Group, Ltd.	23,764	57,896
Leighton Holdings, Ltd.	1,781	23,976
Lend Lease Corp., Ltd.	7,107	32,313
Macquarie Group, Ltd.	3,272	61,849
Macquarie Infrastructure Group	33,735	34,598
National Australia Bank, Ltd.	19,291	270,431
Newcrest Mining, Ltd.	5,159	117,000
OneSteel, Ltd.	12,833	20,172
Orica, Ltd.	4,437	45,711
Origin Energy, Ltd.	9,691	100,243
OZ Minerals, Ltd.(1)	44,409	21,925
QBE Insurance Group, Ltd.	10,409	139,960
Rio Tinto, Ltd.	3,035	119,084
Santos, Ltd.	42,502	494,958
Sims Metal Management, Ltd.	1,912	22,670
Sonic Healthcare, Ltd.	5,073	39,173
Stockland	20,517	44,385
Suncorp-Metway, Ltd.	15,351	64,279
TABCORP Holdings, Ltd.	9,047	40,948
Tatts Group, Ltd.	15,642	30,138
Telstra Corp., Ltd.	46,254	103,266
Toll Holdings, Ltd.	8,204	35,650
Transurban Group	14,324	46,642
Wesfarmers, Ltd.	12,062	157,686
Westfield Group	21,267	148,392
Westpac Banking Corp.	28,351	377,392
Woodside Petroleum, Ltd.	5,285	139,131
Woolworths, Ltd.	12,811	223,639
WorleyParsons, Ltd.	1,802	22,666
		7,403,319

Security Description	Shares	Market Value (Note 2)(6)
Austria — 0.1%
Erste Group Bank AG	2,383	$40,757
Oesterreichische Elektrizitaetswirtschafts AG	906	34,441
OMV AG	1,846	61,371
Raiffeisen International Bank Holding AG	754	21,284
Telekom Austria AG	3,768	56,942
Voestalpine AG	1,719	22,525
		237,320
Belgium — 0.9%
Anheuser-Busch InBev NV	7,000	193,294
Belgacom SA	1,940	60,764
Colruyt SA	215	49,339
Delhaize Group	21,089	1,367,754
Fortis	25,655	47,192
Groupe Bruxelles Lambert SA	923	62,651
KBC Groep NV	1,949	31,479
Mobistar SA	616	38,943
Solvay SA	745	52,161
Total SA VVPR†	288	0
UCB SA	1,227	36,191
Umicore	2,113	38,948
		1,978,716
Bermuda — 0.2%
Esprit Holdings, Ltd.	12,300	63,496
Hiscox, Ltd.	54,036	239,048
Kerry Properties, Ltd.	11,500	27,758
Li & Fung, Ltd.	27,200	64,171
Noble Group, Ltd.	22,000	17,237
Seadrill, Ltd.	3,400	33,406
Shangri-La Asia, Ltd.	20,000	22,951
		468,067
Brazil — 0.5%
Petroleo Brasileiro SA ADR	47,700	1,168,650
Canada — 0.2%
Crescent Point Energy Trust	19,500	407,693
Cayman Islands — 0.0%
Hopewell Highway Infrastructure, Ltd.	1,050	587
China — 0.3%
Huaneng Power International, Inc., Class H†	864,000	580,724
Cyprus — 0.1%
ProSafe SE†	48,554	174,914
Denmark — 0.7%
AP Moller - Maersk A/S, Series B	19	83,458
Carlsberg A/S	1,021	42,185
Danske Bank A/S†	6,061	51,102
FLSmidth & Co. A/S†	1,038	26,523
Novo-Nordisk A/S, Class B	27,823	1,334,519
Novozymes A/S	582	42,073
Vestas Wind Systems A/S†	2,031	89,692
		1,669,552

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Finland — 0.9%
Elisa Oyj	2,323	$33,816
Fortum Oyj	4,667	88,835
Kesko Oyj, Class B	959	19,880
Kone Oyj, Class B	1,757	36,406
Metso Corp.	1,750	20,644
Neste Oil Oyj	1,902	25,278
Nokia Ojy	135,307	1,584,070
Nokian Renkaat Oyj	1,337	15,731
Outokumpu Oyj	1,554	16,807
Rautaruukki Oyj	1,068	17,072
Sampo Oyj, Class A	4,628	68,448
Stora Enso Oyj, Class R†	7,138	25,274
UPM-Kymmene Oyj	5,992	34,564
Wartsila Oyj, Class B	1,079	22,771
		2,009,596
France — 9.3%
Accor SA	2,234	77,640
Air Liquide SA	15,459	1,255,912
Alcatel-Lucent†	28,758	54,071
Alstom SA	2,279	117,987
Atos Origin SA	995	25,510
AXA SA	100,052	1,214,854
BNP Paribas	42,015	1,731,714
Bouygues SA	2,615	93,294
Cap Gemini SA†	1,658	53,409
Carrefour SA†	6,746	262,905
Casino Guichard-Perrachon SA	602	39,098
Christian Dior SA	666	36,608
Cie Generale de Geophysique-Veritas†	1,958	22,678
Compagnie de St. Gobain	4,116	115,188
Compagnie Generale des Etablissements Michelin, Class B	1,708	63,239
Credit Agricole SA	9,393	103,372
Danone	4,572	223,173
Dassault Systemes SA	1,176	45,728
Eiffage SA	463	21,511
Electricite de France	2,020	79,331
Essilor International SA	2,400	92,804
Eutelsat Communications	11,385	242,040
France Telecom SA	83,157	1,891,070
GDF Suez	11,310	388,863
GDF Suez VVPR†	777	1
Hermes International	586	68,079
Iliad SA	229	21,369
Ipsen SA	9,796	376,598
L'Oreal SA	2,480	171,014
Lafarge SA	1,495	67,118
Lagardere SCA	1,877	52,602
LVMH Moet Hennessy Louis Vuitton SA	5,027	315,132
Natixis	13,800	23,487
Neopost SA	479	37,117
Pernod Ricard SA	17,097	955,602
Peugeot SA	1,956	36,894
PPR	887	56,755
Publicis Groupe	1,750	44,806

Security Description	Shares	Market Value (Note 2)(6)
France (continued)
Renault SA	2,315	$47,814
Safran SA	2,771	25,759
Sanofi-Aventis	10,933	613,535
Schneider Electric SA	2,403	159,544
SCOR SE	17,810	366,868
Societe Generale	14,915	585,681
Sodexho	1,154	52,544
Suez Environnement SA†	3,161	46,500
Technip SA	1,190	41,939
Thales SA	1,221	46,286
Total SA	63,562	3,152,412
Total SA ADR	22,000	1,079,320
Unibail-Rodamco	898	127,769
Vallourec SA	592	54,882
Veolia Environnement	4,174	86,981
Vinci SA	40,368	1,495,205
Vivendi(4)	96,194	2,541,699
		21,003,311
Germany — 7.3%
Adidas AG	2,390	79,716
Allianz SE(4)	7,138	601,328
BASF SE	9,575	290,665
Bayer AG	16,279	779,868
Bayerische Motoren Werke AG	39,312	1,140,712
Beiersdorf AG	1,083	48,701
Celesio AG	1,289	23,756
Commerzbank AG	8,643	46,313
Daimler AG	9,201	233,884
Deutsche Bank AG	5,805	236,120
Deutsche Boerse AG	2,138	129,168
Deutsche Lufthansa AG	3,871	42,099
Deutsche Post AG (London)†	395	4,261
Deutsche Post AG (Sweden)	8,802	94,771
Deutsche Postbank AG	1,222	19,452
Deutsche Telekom AG	153,480	1,909,343
E.ON AG	60,695	1,689,464
Fresenius Medical Care AG	30,040	1,168,046
GEA Group AG	59,413	633,423
Hannover Rueckversicherung AG	840	26,790
Henkel AG & Co. KGaA	34,069	861,654
Hochtief AG	568	21,557
K+S AG	1,600	74,407
Linde AG	10,403	706,902
MAN AG	29,591	1,290,837
Merck KGaA	766	67,607
Metro AG	1,442	47,662
Muenchener Rueckversicherungs AG†	8,247	1,007,308
RWE AG†	4,906	344,919
Salzgitter AG	7,153	400,959
SAP AG	29,544	1,049,181
Siemens AG	18,995	1,087,787
Solarworld AG	1,014	20,812
ThyssenKrupp AG	3,959	69,349
Volkswagen AG	927	285,405
		16,534,226

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Greece — 0.6%
Alpha Bank A.E.†	5,714	$38,213
Coca-Cola Hellenic Bottling Co. SA	2,080	29,670
Hellenic Telecommunications Organization SA	2,887	43,336
Marfin Investment Group SA†	7,164	26,101
National Bank of Greece SA	26,624	405,027
OPAP SA	2,218	58,612
Piraeus Bank SA	5,898	39,501
Public Power Corp. SA	34,443	626,081
		1,266,541
Hong Kong — 2.8%
Bank of East Asia, Ltd.	22,420	43,351
BOC Hong Kong Holdings, Ltd.	389,500	399,677
Cheung Kong Holdings, Ltd.	15,000	129,232
CLP Holdings, Ltd.	120,000	812,155
CNOOC, Ltd. ADR	11,300	1,136,780
Guangdong Investment, Ltd.	1,069,960	436,784
Hang Lung Group, Ltd.	12,000	36,741
Hang Lung Properties, Ltd.	24,000	56,686
Hang Seng Bank, Ltd.	37,200	379,373
Henderson Land Development Co., Ltd.	16,000	61,124
Hong Kong & China Gas Co., Ltd.	45,000	71,193
Hong Kong Exchanges & Clearing, Ltd.	11,200	105,609
HongKong Electric Holdings, Ltd.	14,000	83,637
Hopewell Holdings, Ltd.	10,500	27,376
Hutchison Whampoa, Ltd.	142,000	699,191
MTR Corp., Ltd.	16,500	39,817
New World Development Co., Ltd.	39,000	38,912
Sino Land Co., Ltd.	26,000	26,044
Sino-Ocean Land Holdings, Ltd.	1,048,000	687,163
Sun Hung Kai Properties, Ltd.	111,000	996,458
Swire Pacific, Ltd., Class A	10,000	66,791
The Link REIT	25,000	49,433
Wharf Holdings, Ltd.	19,000	48,257
		6,431,784
India — 0.4%
GAIL India, Ltd.	125,875	601,916
Maruti Suzuki India, Ltd.	27,044	418,422
		1,020,338
Ireland — 0.4%
CRH PLC (London)	13,976	303,619
CRH PLC (Ireland)	7,119	153,121
Elan Corp PLC†	5,341	36,358
Irish Life & Permanent PLC	299,000	449,111
Kerry Group PLC	1,815	36,760
		978,969
Israel — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	30,900	1,392,045
Italy — 3.2%
Alleanza Assicurazioni SpA	7,178	40,458
Assicurazione Generali SpA	11,145	191,361
Atlantia SpA	3,179	48,077
Azimut Holding SpA	87,317	466,795
Banca Carige SpA	9,507	31,182

Security Description	Shares	Market Value (Note 2)(6)
Italy (continued)
Banca Monte dei Paschi di Siena SpA	30,921	$42,864
Banca Popolare di Milano Scarl	109,696	546,183
Banco Popolare Scarl	9,056	41,650
Enel SpA	43,354	207,938
ENI SpA	66,518	1,280,701
Fiat SpA†	8,438	59,019
Finmeccanica SpA	58,153	723,520
Geox SpA†	3,277	20,467
Intesa Sanpaolo SpA	398,540	1,096,018
Mediaset SpA	11,854	52,956
Mediobanca SpA	84,118	714,967
Parmalat SpA	20,844	42,975
Prysmian SpA	1,857	18,490
Saipem SpA	2,936	52,381
Snam Rete Gas SpA	194,751	1,045,377
Telecom Italia SpA (Chi-X)	106,818	137,111
Telecom Italia SpA (Milan)	64,357	65,622
Terna Rete Elettrica Nazionale SpA	19,297	60,114
UniCredit SpA	129,603	214,598
Unione di Banche Italiane ScpA	7,261	79,967
		7,280,791
Japan — 20.9%
ACOM Co., Ltd.	610	17,297
Advantest Corp.	1,900	28,787
Aeon Co., Ltd.	8,000	52,319
Aioi Insurance Co., Ltd.	6,000	23,201
Aisin Seiki Co., Ltd.	2,300	36,793
Ajinomoto Co., Inc.	8,000	56,437
All Nippon Airways Co., Ltd.†	10,000	39,175
Amada Co., Ltd.	6,000	31,622
Asahi Breweries, Ltd.	4,900	58,903
Asahi Glass Co., Ltd.	12,000	64,170
Asahi Kasei Corp.	14,000	50,572
Asics Corp.	3,000	20,966
Astellas Pharma, Inc.	5,000	153,992
Bank of Kyoto, Ltd.	4,000	34,094
Benesse Corp.	1,000	36,793
Bridgestone Corp.	6,400	92,423
Brother Industries, Ltd.	3,300	24,281
Canon, Inc.	10,900	317,950
Capcom Co., Ltd.	21,600	388,438
Casio Computer Co., Ltd.	40,100	285,191
Central Japan Railway Co.	17	95,589
Chubu Electric Power Co., Inc.	6,800	149,619
Chugai Pharmaceutical Co., Ltd.	2,400	40,782
Chuo Mitsui Trust Holdings, Inc.	12,000	37,347
Cosmo Oil Co., Ltd.	8,000	24,033
Credit Saison Co., Ltd.	2,500	24,635
Dai Nippon Printing Co., Ltd.	8,000	74,067
Daiichi Sankyo Co., Ltd.	33,300	562,805
Daikin Industries, Ltd.	2,900	80,390
Daito Trust Construction Co., Ltd.	1,000	33,521
Daiwa House Industry Co., Ltd.	6,000	48,875
Daiwa Securities Group, Inc.	16,000	70,820
Denso Corp.	26,800	541,454
Dentsu, Inc.	2,600	39,968
East Japan Railway Co.	31,000	1,612,870
Eisai Co., Ltd.	2,700	79,573

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Electric Power Development Co., Ltd.	1,600	$47,527
Fanuc, Ltd.	2,000	137,071
Fast Retailing Co., Ltd.	500	57,204
Fuji Heavy Industries, Ltd.	8,000	26,621
FUJIFILM Holdings Corp.	26,400	577,777
Fujitsu, Ltd.	159,000	598,141
Fukuoka Financial Group, Inc.	10,000	30,764
Funai Electric Co., Ltd.	17,300	510,694
Furukawa Electric Co., Ltd.	8,000	22,652
Hamamatsu Photonics K.K.	18,800	356,450
Hankyu Hanshin Holdings, Inc.	14,000	63,336
Hirose Electric Co., Ltd.	400	38,746
Hisamitsu Pharmaceutical Co., Inc.	1,000	30,887
Hitachi Construction Machinery Co., Ltd.	1,400	18,459
Hitachi Metals, Ltd.	43,000	306,801
Hitachi, Ltd.	36,000	98,869
Hokkaido Electric Power Co., Inc.	2,700	54,187
Hokuhoku Financial Group, Inc.	16,000	29,377
Hokuriku Electric Power Co.	2,200	52,827
Honda Motor Co., Ltd.	116,800	2,794,632
Hoya Corp.	4,400	87,098
Ibiden Co., Ltd.	38,100	932,866
Idemitsu Kosan Co., Ltd.	300	22,309
IHI Corp.†	22,000	25,271
INPEX Corp.	9	61,961
Isetan Mitsukoshi Holdings, Ltd.†	4,260	33,041
Isuzu Motors, Ltd.	19,000	23,405
ITOCHU Corp.	17,000	83,833
J Front Retailing Co., Ltd.	8,000	27,671
Japan Airlines Corp.†	14,000	28,380
Japan Prime Reality Investment Corp.	312	583,854
Japan Real Estate Investment Corp.	6	46,332
Japan Tobacco, Inc.	425	1,135,016
JFE Holdings, Inc.	5,500	121,527
JGC Corp.	3,000	34,091
JS Group Corp.	3,500	39,185
JSR Corp.	2,400	28,298
Kajima Corp.	11,000	27,275
Kamigumi Co., Ltd.	5,000	33,201
Kao Corp.	27,000	529,400
Kawasaki Heavy Industries, Ltd.	19,000	38,345
Kawasaki Kisen Kaisha, Ltd.	9,000	28,366
KDDI Corp.	503	2,373,554
Keihin Electric Express Railway Co., Ltd.	6,000	43,251
Keio Corp.	9,000	51,327
Keyence Corp.	440	82,741
Kintetsu Corp.	18,000	74,770
Kirin Holdings Co., Ltd.	9,000	96,020
Kobe Steel, Ltd.	34,000	44,039
Komatsu, Ltd.	55,900	620,067
Konami Corp.	1,500	22,538
Konica Minolta Holdings, Inc.	5,500	47,693
Kubota Corp.	12,000	65,927
Kuraray Co., Ltd.	47,500	408,042

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Kurita Water Industries, Ltd.	1,500	$28,860
Kyocera Corp.	9,100	608,680
Kyowa Hakko Kirin Co., Ltd.	4,000	33,961
Kyushu Electric Power Co., Inc.	22,600	505,882
Lawson, Inc.	1,000	41,239
Makita Corp.	1,500	34,072
Marubeni Corp.	19,000	58,979
Marui Co., Ltd.	5,100	27,513
Mazda Motor Corp.	13,000	21,942
McDonald's Holdings Co. Japan, Ltd.	17,600	299,908
MEDICEO Holdings Co., Ltd.	2,200	23,478
Minebea Co., Ltd.	5,000	18,437
Mitsubishi Chemical Holdings Corp.	15,000	51,700
Mitsubishi Corp.	42,900	570,801
Mitsubishi Electric Corp.	21,000	95,583
Mitsubishi Estate Co., Ltd.	12,000	136,980
Mitsubishi Gas Chemical Co., Inc.	6,000	25,911
Mitsubishi Heavy Industries, Ltd.	34,000	102,913
Mitsubishi Materials Corp.	14,000	37,750
Mitsubishi Motors Corp.†	39,000	49,910
Mitsubishi Tanabe Pharma Corp.	44,000	433,617
Mitsubishi UFJ Financial Group, Inc.	254,965	1,252,558
Mitsubishi UFJ Lease & Finance Co., Ltd.	880	18,467
Mitsui & Co., Ltd.	85,000	865,348
Mitsui Chemicals, Inc.	9,000	22,097
Mitsui Fudosan Co., Ltd.	9,000	98,720
Mitsui O.S.K. Lines, Ltd.	13,000	64,501
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,000	93,879
Mitsumi Electric Co., Ltd.	1,200	17,547
Mizuho Financial Group, Inc.	99,200	193,107
Murata Manufacturing Co., Ltd.	2,300	88,923
Namco Bandai Holdings, Inc.	35,300	352,447
NEC Corp.†	23,000	61,865
NGK Insulators, Ltd.	3,000	46,784
NGK Spark Plug Co., Ltd.	3,000	25,602
Nidec Corp.	1,200	54,430
Nikon Corp.	4,000	45,734
Nintendo Co., Ltd.	6,886	2,019,904
Nippon Building Fund, Inc.	6	51,908
Nippon Commercial Investment Corp.	546	455,389
Nippon Electric Glass Co., Ltd.	53,000	376,406
Nippon Express Co., Ltd.	12,000	37,849
Nippon Meat Packers, Inc.	3,000	31,529
Nippon Mining Holdings, Inc.	11,000	44,383
Nippon Oil Corp.	15,000	74,975
Nippon Paper Group, Inc.	1,100	26,637
Nippon Sheet Glass Co., Ltd.	92,000	230,115
Nippon Steel Corp.	53,000	143,399
Nippon Telegraph and Telephone Corp.	32,900	1,249,585
Nippon Yusen Kabushiki Kaisha	14,000	54,422
Nipponkoa Insurance Co., Ltd.	7,000	40,359

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Nissan Motor Co., Ltd.	24,200	$87,428
Nissha Printing Co., Ltd.	18,700	599,319
Nissin Food Products Co., Ltd.	1,100	32,305
Nitori Co., Ltd.	550	30,722
Nitto Denko Corp.	2,000	41,067
Nomura Holdings, Inc.	27,100	136,483
Nomura Research Institute, Ltd.	1,600	25,056
NSK, Ltd.	7,000	26,858
NTT Data Corp.	15	41,126
NTT DoCoMo, Inc.	160	218,305
NTT Urban Development Corp.	698	560,801
Obayashi Corp.	7,000	34,073
Odakyu Electric Railway Co., Ltd.	7,000	54,433
OJI Paper Co., Ltd.	10,000	40,847
Olympus Corp.	3,000	49,063
Omron Corp.	3,000	35,603
Ono Pharmaceutical Co., Ltd.	1,200	52,582
Oriental Land Co., Ltd.	700	44,529
ORIX Corp.†	18,940	624,336
Osaka Gas Co., Ltd.	22,000	68,623
Panasonic Corp.	19,000	208,795
Panasonic Electric Works Co., Ltd.	5,000	36,749
Rakuten, Inc.	73	34,905
Resona Holdings, Inc.	5,400	72,542
Ricoh Co., Ltd.	7,000	84,244
Rohm Co., Ltd.	1,100	55,111
Sankyo Co., Ltd.	600	25,971
Santen Pharmaceutical Co., Ltd.	1,200	33,460
Sanyo Electric Co., Ltd.†	20,000	29,843
SBI Holdings, Inc.	235	24,700
Secom Co., Ltd.	2,300	85,139
Sega Sammy Holdings, Inc.	2,300	20,283
Seiko Epson Corp.	1,700	23,359
Sekisui Chemical Co., Ltd.	6,000	30,063
Sekisui House, Ltd.	5,000	38,260
Seven & I Holdings Co., Ltd.	32,400	715,350
Sharp Corp.	11,000	87,923
Shikoku Electric Power Co., Inc.	2,200	58,768
Shimano, Inc.	900	27,414
Shimizu Corp.	7,000	29,204
Shin-Etsu Chemical Co., Ltd.	11,300	554,621
Shinsei Bank, Ltd.†	21,000	21,477
Shionogi & Co., Ltd.	66,000	1,134,703
Shiseido Co., Ltd.	4,000	58,600
Showa Shell Sekiyu K.K.	51,600	474,797
SMC Corp.	600	57,572
Softbank Corp.	8,000	102,174
Sojitz Corp.	17,600	20,938
Sompo Japan Insurance, Inc.	10,000	52,364
Sony Corp.	10,600	217,345
Sony Financial Holdings, Inc.	111	297,232
Stanley Electric Co., Ltd.	2,100	23,603
Sumco Corp.	1,600	23,917
Sumitomo Chemical Co., Ltd.	18,000	61,837
Sumitomo Corp.	170,300	1,480,461
Sumitomo Electric Industries, Ltd.	8,400	71,137
Sumitomo Heavy Industries, Ltd.	8,000	27,014
Sumitomo Metal Industries, Ltd.	123,000	250,075

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Sumitomo Metal Mining Co., Ltd.	45,000	$435,622
Sumitomo Mitsui Financial Group, Inc.	21,100	744,316
Sumitomo Realty & Development Co., Ltd.	4,000	44,660
Suruga Bank, Ltd.	3,000	24,706
Suzuken Co., Ltd.	1,000	26,087
Suzuki Motor Corp.	3,900	65,261
T&D Holdings, Inc.	2,591	62,065
Taiheiyo Cement Corp.	14,000	20,734
Taisei Corp.	13,000	24,844
Takashimaya Co., Ltd.	5,000	28,835
Takeda Pharmaceutical Co., Ltd.	8,400	291,302
TDK Corp.	1,400	52,859
Teijin, Ltd.	13,000	28,356
Terumo Corp.	1,900	70,611
The Bank of Yokohama, Ltd.	14,000	60,148
The Chiba Bank, Ltd.	9,000	44,893
The Chugoku Electric Power Co.	3,100	67,296
The Hachijuni Bank, Ltd.	83,000	485,311
The Hiroshima Bank, Ltd.	7,000	26,653
The Japan Steel Works, Ltd.	4,000	37,674
The Joyo Bank, Ltd.	8,000	37,178
The Kansai Electric Power Co., Inc.	44,000	956,214
The Nishi-Nippon City Bank, Ltd.	10,000	21,778
The Shizuoka Bank, Ltd.	7,000	63,571
The Sumitomo Trust & Banking Co., Ltd.	16,000	62,039
THK Co., Ltd.	1,700	23,135
Tobu Railway Co., Ltd.	10,000	50,708
Tohoku Electric Power Co., Inc.	4,500	98,837
Tokio Marine Holdings, Inc.	7,100	175,291
Tokuyama Corp.	3,000	19,299
Tokyo Electric Power Co., Inc.	12,400	309,538
Tokyo Electron, Ltd.	1,900	71,572
Tokyo Gas Co., Ltd.	25,000	87,312
Tokyu Corp.	13,000	54,512
Tokyu Land Corp.	8,000	22,360
TonenGeneral Sekiyu K.K.	4,000	38,881
Toppan Printing Co., Ltd.	7,000	48,041
Toray Industries, Inc.	15,000	60,805
Toshiba Corp.	33,000	86,177
Toto, Ltd.	71,000	359,595
Toyo Seikan Kaisha, Ltd.	2,300	33,958
Toyo Suisan Kaisha, Ltd.	1,000	20,475
Toyota Industries Corp.	2,100	45,274
Toyota Motor Corp.	48,600	1,558,737
Toyota Tsusho Corp.	3,000	29,278
Trend Micro, Inc.	1,000	28,252
Tsumura & Co.	900	23,234
Ube Industries Ltd.	16,000	28,995
UniCharm Corp.	600	36,558
Ushio, Inc.	1,900	26,707
West Japan Railway Co.	20	63,194
Yahoo! Japan Corp.	158	41,765
Yakult Honsha Co., Ltd.	1,300	23,117
Yamada Denki Co., Ltd.	1,040	40,459
Yamaguchi Financial Group, Inc.	3,000	28,242
Yamaha Corp.	2,500	24,601

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Yamaha Motor Co., Ltd.	3,400	$30,604
Yamato Transport Co., Ltd.	5,000	47,101
		47,305,589
Jersey — 0.1%
Randgold Resources, Ltd.	2,577	138,389
Luxembourg — 0.3%
ArcelorMittal	9,142	185,027
Millicom International Cellular SA SDR	831	31,187
SES FDR	19,136	365,157
SES SA	1,548	29,860
Tenaris SA	5,057	51,176
		662,407
Malaysia — 0.3%
Tenaga Nasional Bhd	406,400	680,284
Mexico — 0.1%
Desarrolladora Homex SAB de CV ADR†	15,550	205,882
Netherlands — 2.7%
Aegon NV	15,625	61,464
Akzo Nobel NV	2,496	94,579
ASML Holding NV	72,475	1,282,907
European Aeronautic Defense and Space Co.	3,737	43,478
Fugro NV	801	25,435
Heineken NV	3,366	95,855
ING Groep NV	20,898	116,726
Koninklijke (Royal) KPN NV	125,803	1,682,400
Koninklijke Ahold NV	84,829	928,701
Koninklijke DSM NV	1,570	41,258
Koninklijke Philips Electronics NV	10,030	148,046
Qiagen NV†	2,297	36,809
Randstad Holding NV	1,446	24,544
Reed Elsevier NV	7,788	83,284
SBM Offshore NV	1,835	24,402
STMicroelectronics NV	8,699	43,683
TNT NV	4,202	71,884
Unilever NV	16,591	327,993
Wolters Kluwer NV	57,013	925,606
		6,059,054
New Zealand — 0.0%
Fletcher Building, Ltd.	14,024	48,120
Norway — 0.8%
DnB NOR ASA	309,600	1,401,405
Norsk Hydro ASA	11,600	44,120
Orkla ASA	9,800	67,765
StatoilHydro ASA	13,300	232,470
Telenor ASA	9,800	56,207
Yara International ASA	2,150	47,353
		1,849,320
Papua New Guinea — 0.5%
Lihir Gold, Ltd.†	284,794	647,255
Lihir Gold, Ltd. ADR†	5,600	127,176
Oil Search, Ltd.	112,000	407,813
		1,182,244

Security Description	Shares	Market Value (Note 2)(6)
Portugal — 0.5%
Banco Comercial Portugues SA†	47,097	$38,619
Banco Espirito Santo SA	8,703	33,894
Energias de Portugal SA	302,858	1,051,985
Galp Energia, SGPS, S.A.	2,275	27,158
Portugal Telecom SGPS SA	8,502	65,894
		1,217,550
Singapore — 0.5%
CapitaLand, Ltd.	30,000	46,113
CapitaMall Trust	44,000	38,258
DBS Group Holdings, Ltd.	18,000	100,931
Fraser and Neave, Ltd.	25,000	41,626
Keppel Corp., Ltd.	17,000	56,627
Oversea-Chinese Banking Corp.	31,000	98,742
SembCorp Industries, Ltd.	19,000	29,699
Singapore Airlines, Ltd.	7,670	50,468
Singapore Exchange, Ltd.	11,000	36,926
Singapore Press Holdings, Ltd.	30,000	50,209
Singapore Telecommunications, Ltd.	77,000	128,173
United Overseas Bank, Ltd.	69,000	441,395
Wilmar International, Ltd.	9,000	18,780
		1,137,947
South Africa — 0.6%
AngloGold Ashanti, Ltd. ADR	37,600	1,382,176
South Korea — 0.6%
Samsung Electronics Co., Ltd.	3,182	1,314,202
Spain — 2.6%
Abertis Infraestructuras SA	3,396	53,092
Acciona SA	392	40,255
Acerinox SA	2,400	27,850
ACS Actividades de Construccion y Servicios SA	2,026	83,944
Banco Bilbao Vizcaya Argentaria SA	36,751	298,690
Banco de Sabadell SA	11,468	57,537
Banco Popular Espanol SA	9,723	61,481
Banco Santander SA (Barcelona)	165,195	1,135,825
Banco Santander SA ADR	30,000	207,000
Bankinter SA	3,086	32,624
Criteria Caixacorp SA	10,531	34,015
Enagas	2,943	41,744
Gamesa Corp. Tecnologica SA	2,479	31,804
Gas Natural SDG SA	3,157	43,174
Grifols SA	32,367	466,876
Grupo Ferrovial SA	1,013	21,636
Iberdrola Renovables SA†	11,483	47,637
Iberdrola SA (Madrid)	27,933	196,144
Iberdrola SA (Euro OTC)†	8,824	61,783
Industria de Diseno Textil SA	11,449	445,318
Red Electrica Corp. SA	1,481	57,813
Repsol YPF SA	8,161	140,974
Telefonica SA	111,887	2,234,609
Union Fenosa SA	3,930	93,992
Zardoya Otis SA	1,616	29,578
		5,945,395

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Sweden — 0.9%
Alfa Laval AB	4,385	$33,245
Assa Abloy AB, Class B	4,039	37,794
Atlas Copco AB, Class A	10,460	78,551
Atlas Copco AB, Class B	41,800	283,940
Electrolux AB, Class B†	4,114	32,220
Hennes & Mauritz AB, Class B	5,002	187,752
Husqvarna AB, Class B	6,548	26,467
Investor AB, Class B	4,611	58,374
Lundin Petroleum AB†	3,516	18,943
Nordea Bank AB	32,734	163,447
Sandvik AB	10,970	62,837
Scania AB, Class B	3,698	30,172
Securitas AB, Class B†	4,129	30,095
Skandinaviska Enskilda Banken AB, Class A†	18,135	56,894
Skanska AB, Class B	4,751	40,948
SKF AB, Class B	4,609	39,865
SSAB Svenskt Stal AB, Class A	3,446	29,263
Svenska Cellulosa AB, Class B	6,118	46,447
Svenska Handelsbanken AB, Class A	25,072	354,492
Swedish Match AB	3,579	51,740
Tele2 AB, Class B	4,018	33,907
Telefonaktiebolaget LM Ericsson, Class B†	30,745	249,840
TeliaSonera AB	22,825	110,026
Volvo AB Class B	15,912	84,342
		2,141,601
Switzerland — 9.2%
ABB, Ltd.†	68,601	957,154
Actelion, Ltd.†	1,129	51,553
Adecco SA	1,523	47,648
Aryzta AG†	1,105	26,413
Baloise Holding AG	637	40,668
Compagnie Financiere Richemont SA	5,790	90,171
Credit Suisse Group AG	54,537	1,654,163
Geberit AG	491	44,057
Givaudan SA	98	50,766
Holcim, Ltd.	2,204	78,368
Julius Baer Holding AG	2,349	57,626
Kuehne & Nagel International AG	14,426	842,807
Lindt & Spruengli AG	2	32,514
Lindt & Spruengli AG (Participation Certificate)	216	288,932
Logitech International SA†	2,189	22,624
Lonza Group AG	8,732	863,267
Nestle SA†	144,319	4,885,124
Nobel Biocare Holding AG	1,522	25,991
Novartis AG	67,483	2,547,065
Roche Holding AG	31,056	4,263,818
Schindler Holding AG	629	29,694
SGS SA	58	60,876
Sonova Holding AG	4,838	292,565
Straumann AG	2,963	458,522
Swiss Life Holding AG†	462	32,105
Swiss Reinsurance	17,338	282,904
Swisscom AG	305	85,572

Security Description	Shares	Market Value (Note 2)(6)
Switzerland (continued)
Syngenta AG	1,025	$206,062
The Swatch Group AG, Class B	462	55,680
Transocean, Ltd.†	10,200	600,168
UBS AG†	81,018	769,656
Zurich Financial Services AG	6,889	1,087,133
		20,831,666
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	144,499	1,293,266
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.	300,000	639,977
United Kingdom — 20.5%
Admiral Group PLC	2,288	27,901
Aegis Group PLC	263,767	312,409
AMEC PLC	3,874	29,460
Amlin PLC	75,461	371,605
Anglo American PLC	13,980	237,023
Antofagasta PLC	4,497	32,457
Associated British Foods PLC	4,363	39,939
AstraZeneca PLC	15,058	534,118
Autonomy Corp. PLC†	29,114	545,500
Aviva PLC	213,477	660,014
BAE Systems PLC	289,104	1,387,163
Balfour Beatty PLC	6,257	29,396
Barclays PLC	508,761	1,085,334
Barclays PLC ADR	38,200	324,700
BG Group PLC	122,109	1,850,830
BHP Billiton PLC	42,284	837,184
BP PLC	457,906	3,064,531
British American Tobacco PLC	54,155	1,253,964
British Land Co. PLC	10,192	52,643
British Sky Broadcasting Group PLC	12,666	78,621
BT Group PLC	84,917	95,017
Burberry Group PLC	6,551	26,259
Cable & Wireless PLC	28,345	56,646
Cadbury PLC	14,551	109,897
Cairn Energy PLC†	1,552	48,039
Carnival PLC	1,936	43,860
Centrica PLC	53,308	174,316
Close Brothers Group PLC	16,753	129,135
Cobham PLC	15,567	38,364
Compass Group PLC	20,031	91,531
Diageo PLC	84,325	952,154
Drax Group PLC	4,124	30,510
easyJet PLC†	102,519	411,478
Eurasian Natural Resources Corp.	3,712	23,964
Experian PLC	11,317	70,896
FirstGroup PLC	6,576	25,191
Friends Provident PLC	260,206	259,016
G4S PLC	16,521	45,724
GlaxoSmithKline PLC	53,681	835,845
Hammerson PLC	8,625	31,692
Home Retail Group PLC	11,439	36,619
HSBC Holdings PLC	493,201	2,792,015
HSBC Holdings PLC ADR	23,700	668,814
ICAP PLC	7,118	31,008
Imperial Tobacco Group PLC	116,741	2,621,824
Inmarsat PLC	47,521	333,778

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
United Kingdom (continued)
Intercontinental Hotels Group PLC	3,876	$29,471
International Power PLC	17,131	51,344
Invensys PLC†	9,325	22,275
Investec PLC	5,955	24,902
J Sainsbury PLC	11,934	53,517
Johnson Matthey PLC	2,625	39,563
Kingfisher PLC	27,429	58,779
Ladbrokes PLC	9,919	25,943
Land Securities Group PLC	8,958	56,082
Legal & General Group PLC	70,999	44,165
Lloyds Banking Group PLC	104,618	107,243
Lonmin PLC	1,338	27,245
Man Group PLC, Class B	435,451	1,366,859
Marks & Spencer Group PLC	17,541	74,008
National Grid PLC	25,128	193,192
Next PLC	2,446	46,128
Old Mutual PLC	59,999	44,765
Pearson PLC	9,676	97,150
Premier Foods PLC	927,264	456,963
Prudential PLC	188,575	908,676
Reckitt Benckiser Group PLC	23,341	878,439
Reed Elsevier PLC	13,018	93,414
Rio Tinto PLC	44,702	1,496,822
Rio Tinto PLC ADR	4,700	630,082
Rolls-Royce Group PLC†	20,565	86,719
Royal & Sun Alliance Insurance Group PLC	36,469	68,116
Royal Bank of Scotland Group PLC†	543,144	193,229
Royal Bank of Scotland Group PLC (Subscription Shares)	238,382	0
Royal Dutch Shell PLC, Class A	20,702	465,497
Royal Dutch Shell PLC, Class A (London)	15,879	357,169
Royal Dutch Shell PLC, Class B	28,336	621,106
RT Group PLC†(1)(2)(3)	207	3
SABMiller PLC	96,036	1,431,964
Schroders PLC	66,551	756,091
Scottish and Southern Energy PLC	9,673	153,625
Segro PLC	77,382	25,490
Serco Group PLC	76,900	403,486
Severn Trent PLC	3,230	45,802
Shire PLC	56,776	692,585
Smith & Nephew PLC	9,880	61,074
Smiths Group PLC	4,804	46,015
Standard Chartered PLC	19,708	244,467
Standard Life PLC	194,380	463,565
Tate & Lyle PLC	6,308	23,547
Tesco PLC	535,196	2,561,435
The Capita Group PLC	129,425	1,258,106
The Sage Group PLC	17,590	42,626
Thomas Cook Group PLC	5,578	19,180
Thomson Reuters PLC	2,223	49,803
TUI Travel PLC	7,370	24,209
Tullow Oil PLC	192,997	2,218,502
Unilever PLC	35,066	664,614
United Utilities Group PLC	8,921	61,806
Vedanta Resources PLC	1,826	17,651

Security Description	Shares/ Principal Amount	Market Value (Note 2)(6)
United Kingdom (continued)
Venture Production PLC	9,820	$112,142
Vodafone Group PLC	1,684,652	2,943,092
Whitbread PLC	2,948	33,268
William Morrison Supermarkets PLC	25,744	94,241
Wolseley PLC†	7,963	26,354
WPP PLC	70,551	396,715
Xstrata PLC	20,191	134,717
		46,363,422
United States — 0.2%
Synthes, Inc.	4,837	538,195
Total Common Stock (cost $288,941,642)		212,943,829
PREFERRED STOCK — 0.6%
Brazil — 0.3%
Companhia de Transmissao de Energia Paulista	30,300	632,842
Germany — 0.3%
Fresenius SE	13,179	605,638
Henkel AG & Co KGaA	3,243	88,165
Porsche Automobil Holding SE	1,100	51,797
Volkswagen AG	1,095	63,137
		808,737
Total Preferred Stock (cost $1,850,353)		1,441,579
RIGHTS — 0.2%
Belgium — 0.0%
Fortis Expires 07/04/04†	24,790	0
Ireland — 0.0%
CRH PLC†	2,362	51,372
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000	554
United Kingdom — 0.2%
HSBC Holdings PLC†	171,978	347,935
Total Rights (cost $25,736)		399,861
EXCHANGE TRADED FUNDS — 2.2%
iShares MSCI Australia Index Fund	267,016	3,575,344
iShares MSCI EAFE Index Fund	35,100	1,319,409
Total Exchange Traded Funds (cost $4,434,531)		4,894,753
Total Long-Term Investment Securities (cost $295,252,262)		219,680,022
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/09	$1,521,000	1,521,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 05/14/09(4)	70,000	69,999
0.03% due 05/14/09(4)	6,000	6,000
		75,999

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
Total Short-Term Investment Securities (cost $1,596,999)		$1,596,999
Repurchase Agreement — 0.9%
REPURCHASE AGREEMENT — 0.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $581,000 and collateralized by $595,000 of United States Treasury Bills, bearing interest at 0.15% due 08/27/09 and having an approximate value of $594,286	$581,000	$581,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,521,000 and collateralized by $1,535,000 of Federal Home Loan Bank Bonds, bearing interest at 2.73% due 06/10/09 and having an approximate value of $1,554,495	1,521,000	1,521,000
Total Repurchase Agreements (cost $2,102,000)		2,102,000
TOTAL INVESTMENTS (cost $298,951,261)(5)	98.6%	223,379,021
Other assets less liabilities	1.4	3,157,546
NET ASSETS	100.0%	$226,536,567

†  Non-income producing security

(1)  Fair valued security; see Note 2

(2)  Illiquid security. At March 31, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.

(3)  To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$3	$0	0.00%

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  A substantial number of the Portfolio's holdings were valued using the fair value procedures at March 31, 2009. At March 31, 2009, the aggregate value of these securities was $202,683,672 representing 89.5% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

FDR — Fiduciary Depositary Receipt

SDR — Swedish Depositary Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
1	Long	MSCI Singapore Index	April 2009	$28,080	$26,786	$(1,294)
3	Long	OMXS 30 Index	April 2009	23,841	23,396	(445)
70	Long	MSCI Pan Euro Index	June 2009	1,068,979	1,087,386	18,407
2	Long	SPI 200	June 2009	118,087	123,883	5,796
6	Long	TOPIX Index	June 2009	422,862	472,006	49,144
2	Long	NIKKEI 225 Index	June 2009	72,110	83,650	11,540
3	Long	FTSE 100 Index	June 2009	164,485	167,057	2,572
12	Long	DJ Euro Stoxx 50	June 2009	318,208	317,533	(675)
						$85,045

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — (unaudited) March 31, 2009

Industry Allocation*
United States Treasury Notes	21.0%
Government National Mtg. Assoc.	14.8
United States Treasury Bonds	10.7
Repurchase Agreements	8.0
Federal Home Loan Mtg. Corp.	7.8
Federal National Mtg. Assoc.	6.4
Diversified Financial Services	4.5
Electric-Integrated	3.1
Diversified Banking Institutions	3.1
Telephone-Integrated	1.9
Finance-Investment Banker/Broker	1.2
Banks-Super Regional	0.9
Banks-Commercial	0.8
Cable/Satellite TV	0.8
Pipelines	0.8
Sovereign	0.7
Multimedia	0.7
Oil Companies-Exploration & Production	0.6
Medical-Drugs	0.6
Real Estate Investment Trusts	0.5
Federal Home Loan Bank	0.5
Diversified Manufacturing Operations	0.5
Beverages-Non-alcoholic	0.5
Index Fund-Debt	0.5
Food-Misc.	0.5
Telecom Services	0.4
Cellular Telecom	0.4
Insurance-Multi-line	0.4
Brewery	0.4
Tobacco	0.4
Insurance-Property/Casualty	0.3
Oil Companies-Integrated	0.3
Oil Refining & Marketing	0.3
Computers	0.3
Medical Labs & Testing Services	0.3
Oil-Field Services	0.3
Special Purpose Entities	0.2
Investment Management/Advisor Services	0.2
Medical-HMO	0.2
Commercial Services-Finance	0.2
Gas-Distribution	0.2
Insurance-Life/Health	0.2
Television	0.2
Steel-Producers	0.2
Finance-Commercial	0.2
Electric-Generation	0.2
Wireless Equipment	0.2
Real Estate Operations & Development	0.1
Medical Products	0.1
Agricultural Operations	0.1
Medical-Hospitals	0.1
Office Automation & Equipment	0.1
Agricultural Chemicals	0.1
Airlines	0.1
Banks-Fiduciary	0.1
Medical-Biomedical/Gene	0.1
Oil & Gas Drilling	0.1
Computer Services	0.1
Aerospace/Defense-Equipment	0.1
Diversified Operations	0.1

Banks-Money Center	0.1%
Transport-Services	0.1
Chemicals-Specialty	0.1
Property Trust	0.1
Paper & Related Products	0.1
Finance-Other Services	0.1
Metal-Diversified	0.1
Finance-Mortgage Loan/Banker	0.1
Transport-Air Freight	0.1
Insurance-Mutual	0.1
Transport-Rail	0.1
Finance-Consumer Loans	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Minerals	0.1
Pharmacy Services	0.1
Non-Hazardous Waste Disposal	0.1
Aerospace/Defense	0.1
Auto-Cars/Light Trucks	0.1
Machine Tools & Related Products	0.1
Machinery-Construction & Mining	0.1
Schools	0.1
Retail-Drug Store	0.1
Metal Processors & Fabrication	0.1
Finance-Auto Loans	0.1
Retail-Restaurants	0.1
Rental Auto/Equipment	0.1
101.3%
Credit Quality†#
Government — Treasury	34.2%
Government — Agency	31.2
AAA	4.3
AA	2.4
A	12.8
BBB	11.7
BB	1.0
B	0.6
CCC	0.2
CC & Below	0.1
Not Rated@	1.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(1)(2)	$430,000	$330,560
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	130,449
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.93% due 05/10/45(1)(2)	375,000	277,983
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	278,658
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	359,407
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.30% due 10/12/42(1)(2)	550,000	440,451
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	194,892
Bear Stearns Commercial Mtg. Securities Series 2006-PW12, Class A4 5.90% due 09/11/38(1)(2)	550,000	468,938
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	4,888	4,876
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	351,473
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 06/15/09(1)	112,788	112,783
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.46% due 07/25/37(2)(3)	327,472	298,593
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.30% due 12/01/49(1)(2)	140,000	63,420
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(1)(2)	225,000	180,786
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	15,411	15,432
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	58,848	58,832

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	$777,000	$707,725
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(2)	175,000	133,705
CS First Boston Mtg. Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	316,949	320,661
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	106,997
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.67% due 05/10/40(1)(2)	110,000	106,201
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	445,960
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	575,000	424,919
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	100,000	85,509
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	66,726	65,192
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	333,346
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	3,227
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	401,924
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP7, Class A4 6.07% due 04/15/45(1)(2)	190,000	143,337
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(1)(2)	633,000	151,920
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	410,000	407,124
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	475,000	448,652

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	$230,000	$165,523
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 6.08% due 06/15/38(1)(2)	310,000	234,910
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	196,993
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	575,000	439,997
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	392,979
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	452,726
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	86,904
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	294,069	294,332
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	471,273	470,906
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	346,258
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	188,362	190,306
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	3,972	3,971
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(13)	275,000	165,000
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.21% due 10/15/12(4)	625,598	444,182
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	163,858	102,855
Total Asset Backed Securities (cost $14,800,118)		11,841,774
CORPORATE BONDS & NOTES — 22.9%
Advertising Services — 0.0%
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(14)	3,000	390
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 6.88% due 03/15/39	177,000	177,101

Security Description	Principal Amount	Market Value (Note 2)
Aerospace/Defense (continued)
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	$28,000	$4,760
		181,861
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Senior Notes 6.13% due 03/01/19	65,000	63,048
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	250,352
		313,400
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	141,921
Monsanto Co. Senior Notes 5.50% due 08/15/25	52,000	48,794
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	20,000	18,400
Yara International ASA Notes 5.25% due 12/15/14*	155,000	130,244
		339,359
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	64,264
Cargill, Inc. Notes 5.60% due 09/15/12*	75,000	74,729
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	257,680
		396,673
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	140,800	123,904
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	45,500
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	6,000	4,860
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	51,926	34,790

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	$133,113	$120,232
		329,286
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	181,211
Banks-Commercial — 0.4%
CoBank ACB Sub. Notes 7.88% due 04/16/18*	102,000	99,548
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	93,728
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	65,460
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	27,344
Sovereign Bank Sub. Notes 8.75% due 05/30/18	334,000	268,870
Swiss Bank Corp. NY Sub. Notes 7.75% due 09/01/26	131,000	106,492
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	53,044
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	256,000	202,459
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	298,769
		1,215,714
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 2.32% due 06/15/37(4)	150,000	58,854
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	267,568
		326,422
Banks-Super Regional — 0.9%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	190,000	79,039
Bank of America Corp. Senior Notes 5.65% due 05/01/18	300,000	250,281
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	156,819

Security Description	Principal Amount	Market Value (Note 2)
Banks-Super Regional (continued)
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	$60,000	$37,980
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	325,387
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	140,000	131,233
KeyCorp Senior Notes 6.50% due 05/14/13	75,000	73,188
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	91,997
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	352,673
Wachovia Corp. Sub. Notes 4.88% due 02/15/14	26,000	21,831
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	161,359
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	192,729
Wachovia Corp. Notes 5.75% due 02/01/18	100,000	88,588
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	475,000	442,724
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	111,000	107,860
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	250,000	228,103
		2,741,791
Beverages-Non-alcoholic — 0.5%
Bottling Group LLC Senior Notes 5.13% due 01/15/19	463,000	465,979
Coca-Cola Enterprises, Inc. Senior Notes 4.25% due 03/01/15	140,000	141,122
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	203,027
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 6.82% due 05/01/18	200,000	188,762
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	249,335
PepsiCo, Inc. Senior Notes 3.75% due 03/01/14	123,000	124,763

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
The Coca-Cola Co. Senior Notes 4.88% due 03/15/19	$140,000	$141,478
		1,514,466
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	120,000	125,742
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	174,493
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	150,000	147,185
		447,420
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	20,000	8,700
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14*(13)(15)	58,474	15,203
		23,903
Cable/Satellite TV — 0.8%
CCH I LLC/CCH I Capital Corp. Senior Sec Notes 11.00% due 10/01/15†(5)(6)	10,000	1,000
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(5)(6)	10,000	9,000
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13†*(5)(6)	2,000	1,740
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(5)(6)	10,000	8,350
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(5)	124,000	109,120
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	684,435
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	230,000	220,662
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	199,809
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	26,604
COX Communications, Inc. Notes 6.75% due 03/15/11	50,000	49,958

Security Description	Principal Amount	Market Value (Note 2)
Cable/Satellite TV (continued)
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	$46,000	$37,147
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	119,457
COX Communications, Inc. Bonds 8.38% due 03/01/39*	80,000	75,060
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	161,000	172,487
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	500,000	482,973
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	138,864
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	91,000	93,514
		2,430,180
Casino Hotels — 0.0%
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	19,000	11,590
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	40,000	21,400
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	65,000	16,900
		38,300
Cellular Telecom — 0.4%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(4)	25,000	25,000
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	278,000	297,044
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	219,331
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	34,410
Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14*	393,000	393,329
Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18*	215,000	245,599
		1,214,713
Chemicals-Diversified — 0.0%
E.I. du Pont de Nemours & Co. Senior Notes 4.75% due 03/15/15	70,000	68,989

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	$20,000	$20,829
		89,818
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	94,331
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	6,150
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	95,000	17,813
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(5)(6)	40,000	5,300
		123,594
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 5.75% due 02/15/18	705,000	614,902
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	26,100
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	160,000	169,460
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	119,515
		315,075
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 4.50% due 03/01/13	200,000	205,678
IBM, Corp. Notes 8.00% due 10/15/38	475,000	564,460
		770,138
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	35,000	25,375
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(5)(6)	25,000	3,125
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	47,526
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	30,221

Security Description	Principal Amount	Market Value (Note 2)
Containers-Paper/Plastic (continued)
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	$40,000	$35,537
		116,409
Cosmetics & Toiletries — 0.0%
The Procter & Gamble Co. Notes 4.70% due 02/15/19	120,000	121,041
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	50,000	32,500
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	75,000	41,625
Distribution/Wholesale — 0.0%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(4)	44,000	20,680
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	21,000	11,130
		31,810
Diversified Banking Institutions — 3.2%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	704,428
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	785,221
Bank of America Corp. Senior Notes 5.13% due 11/15/14	88,000	75,183
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	414,053
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	46,178
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	303,882
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	155,000	101,688
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	24,335
Citigroup, Inc. Senior Notes 1.34% due 05/18/11(4)	140,000	113,049
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	758,546
Citigroup, Inc. Senior Notes 4.63% due 08/03/10	100,000	93,813

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	$813,000	$538,939
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	200,000	183,642
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	96,000	84,615
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	148,000	130,029
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	204,000	128,151
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	208,553
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	26,010
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	100,000	86,314
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	108,000	58,035
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	64,324
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	350,000	305,141
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	80,000	56,850
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	254,594
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	488,000	431,726
JP Morgan & Chase Co. Sub. Notes 5.15% due 10/01/15	150,000	132,232
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	137,487
JP Morgan Chase & Co. Senior Notes 5.38% due 10/01/12	300,000	300,577
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	151,512
Morgan Stanley Sub. Notes 4.75% due 04/01/14	815,000	666,325
Morgan Stanley Senior Notes 5.38% due 10/15/15	105,000	94,859

Security Description	Principal Amount	Market Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.45% due 01/09/17	$78,000	$68,250
Morgan Stanley Notes 5.55% due 04/27/17	100,000	88,984
Morgan Stanley Senior Notes 5.75% due 10/18/16	155,000	141,104
Morgan Stanley Senior Notes 6.00% due 04/28/15	400,000	377,647
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	139,227
Morgan Stanley Senior Notes 6.63% due 04/01/18	200,000	190,701
Morgan Stanley Notes 6.75% due 04/15/11	50,000	50,039
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	163,000	146,885
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	77,000	74,299
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	300,000	233,690
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	120,000	108,941
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	150,000	124,923
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	405,000	273,918
		9,478,899
Diversified Financial Services — 0.4%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	255,000	230,169
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	90,000	17,833
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	45,000	8,371
General Electric Capital Corp. Senior Notes 5.40% due 09/20/13	100,000	94,965
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	175,000	165,612
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	83,571

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	$300,000	$295,778
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	244,041
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	73,000	59,538
		1,199,878
Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	1,021,000	944,231
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 9.50% due 04/15/14	45,000	44,996
		989,227
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	143,000	111,257
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	68,600
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	132,975
		312,832
Electric-Integrated — 2.7%
Appalachian Power Co. Senior Notes 7.95% due 01/15/20	65,000	66,710
Arizona Public Service Co. Senior Notes 8.75% due 03/01/19	65,000	65,264
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	120,973
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	79,505
Central Illinois Light Co. Senior Sec. Notes 8.88% due 12/15/13	75,000	78,772
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	222,648
Duke Energy Corp Senior Notes 5.65% due 06/15/13	400,000	410,042
EDP Finance BV Senior Notes 5.38% due 11/02/12*	165,000	166,579
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	62,000	60,741

Security Description	Principal Amount	Market Value (Note 2)
Electric-Integrated (continued)
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18	$114,000	$105,112
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	126,511
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	204,217
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	255,870
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	108,865
Mackinaw Power LLC Senior Sec. Notes 6.30% due 10/31/23*	120,767	105,704
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	245,941
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	447,843
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	130,950
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	21,049
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	192,116
Nevada Power Co. Notes 7.13% due 03/15/19	130,000	127,631
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	64,733
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	378,319
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	185,000	188,471
NSTAR Notes 8.00% due 02/15/10	200,000	207,940
Oncor Electric Delivery Co. 1st Mtg. Bonds 6.80% due 09/01/18*	150,000	147,077
Pacific Gas & Electric Co. Senior Notes 6.25% due 03/01/39	355,000	351,654
PacifiCorp 1st. Mtg. Bonds 6.35% due 07/15/38	100,000	102,413
Peco Energy Co. 1st Mtg. Bonds 5.00% due 10/01/14	130,000	129,827

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Peco Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	$170,000	$147,303
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	189,105
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	73,424
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	487,692
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	111,000	104,998
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	184,176
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	68,000	66,365
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	20,000	16,883
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/38	85,000	84,190
Southern California Edison Co. 1st Mtg. Bonds 6.05% due 03/15/39	170,000	169,526
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	90,000	45,000
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	65,000	32,500
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	197,780
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	158,523
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	65,000	61,914
Virginia Electric and Power Co. Senior Notes 4.75% due 03/01/13	100,000	100,962
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	365,000	373,798
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	100,095
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	479,043
		7,986,754

Security Description	Principal Amount	Market Value (Note 2)
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	$105,000	$93,168
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	35,000	28,175
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	79,024
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13†*(4)(5)(6)	50,000	11,250
		118,449
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	42,412
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	100,000	75,571
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	56,453
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	91,465
CIT Group, Inc. Senior Notes 5.40% due 01/30/16	40,000	23,974
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	49,000	28,377
CIT Group, Inc. Notes 5.85% due 09/15/16	114,000	64,477
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	40,000	29,441
CIT Group, Inc. Sub. Notes 12.00% due 12/18/18*	168,000	97,558
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	91,637
		483,382
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	187,176
SLM Corp. Senior Notes 8.45% due 06/15/18	50,000	27,007
		214,183

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	$40,000	$28,862
FIA Card Services NA Sub. Notes 7.13% due 11/15/12*	71,000	65,124
		93,986
Finance-Investment Banker/Broker — 1.0%
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	210,000	214,557
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	201,299
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(5)(6)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(6)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(6)	99,000	10
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(5)(6)	182,000	23,205
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	122,964
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	75,000	56,824
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	78,000	46,185
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	50,000	45,002
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	205,934
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	290,000	177,884
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	178,000	88,468
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	90,000	44,426
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	115,000	72,486
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	232,540

Security Description	Principal Amount	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	$165,000	$156,821
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	208,765
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	86,180
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	324,337
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	290,842
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	289,611
		2,888,359
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	190,000	165,003
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	85,000	75,642
		240,645
Finance-Other Services — 0.1%
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	248,604
Food-Misc. — 0.5%
General Mills ,Inc. Senior Notes 5.20% due 03/17/15	360,000	366,947
General Mills, Inc. Senior Notes 5.65% due 02/15/19	79,000	80,426
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	490,000	517,017
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	180,000	194,604
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	166,000	162,987
		1,321,981
Food-Wholesale/Distribution — 0.0%
Sysco Corp. Bonds 6.63% due 03/17/39	85,000	85,051
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	60,000	40,093

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	$30,000	$7,800
Gas-Distribution — 0.2%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	78,546
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	125,613
Energen Corp. Notes 7.63% due 12/15/10	190,000	191,770
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	195,644
		591,573
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(7)	4,000	40
Hotel/Motels — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	48,406
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	135,000	125,550
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,626
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	11,250
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	75,000	52,569
		117,445
Insurance-Life/Health — 0.2%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	403,000	181,893
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	141,345
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	210,601
		533,839
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	157,965

Security Description	Principal Amount	Market Value (Note 2)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	$88,000	$49,824
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(4)	120,000	38,443
MetLife, Inc. Notes 7.72% due 02/15/19	275,000	246,582
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	74,437
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	104,832
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	107,772
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	96,692
		876,547
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	115,603
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	85,000	41,650
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	75,910
		233,163
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	131,869
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	128,000	119,332
ACE INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	40,000	34,192
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	117,500
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	59,628
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	32,113
Mercury General Corp. Senior Notes 7.25% due 08/15/11	135,000	143,252
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	59,757

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	$140,000	$138,060
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	57,150
		892,853
Insurance-Reinsurance — 0.1%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	142,000	125,711
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	248,011
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	199,956
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	180,161
		628,128
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	181,019
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 7.90% due 12/15/18	159,000	164,513
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	97,367
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	185,158
Roche Holdings, Inc. Company Guar. Notes 5.00% due 03/01/14*	144,000	147,388
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	319,000	328,334
		758,247
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	211,057
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	12,000	11,880
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(8)	60,000	50,700

Security Description	Principal Amount	Market Value (Note 2)
Medical Products (continued)
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	$45,000	$40,050
		313,687
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	55,000	55,861
Amgen, Inc. Senior Notes 6.40% due 02/01/39	276,000	265,324
		321,185
Medical-Drugs — 0.4%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	375,000	378,697
Pfizer, Inc. Senior Notes 4.45% due 03/15/12	49,000	50,331
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	270,000	287,744
Pfizer, Inc. Senior Notes 7.20% due 03/15/39	170,000	182,310
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	100,000	101,685
Wyeth Bonds 5.50% due 02/01/14	175,000	183,823
		1,184,590
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.50% due 09/15/18	105,000	103,272
Humana, Inc. Senior Bonds 8.15% due 06/15/38	145,000	106,924
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	175,000	174,735
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	87,139
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	45,000	45,130
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	100,071
		617,271
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	80,000	75,600

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Notes 6.25% due 02/15/13	$135,000	$101,250
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	195,000	177,450
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	35,000	32,900
		387,200
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	128,259
McKesson Corp. Senior Notes 6.50% due 02/15/14	70,000	72,404
McKesson Corp. Senior Notes 7.50% due 02/15/19	10,000	10,614
		211,277
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	107,509
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	37,098
		144,607
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	83,000	55,888
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 11/15/14(4)(8)	40,000	12,400
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	460,000	411,021
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	212,511
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	18,968
News America, Inc. Company Guar. Notes 6.90% due 03/01/19*	250,000	233,271
News America, Inc. Debentures 7.28% due 06/30/28	95,000	78,907
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	175,000	145,804

Security Description	Principal Amount	Market Value (Note 2)
Multimedia (continued)
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	$100,000	$96,848
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	175,000	165,553
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	150,000	152,239
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	297,810
Viacom, Inc. Senior Notes 6.25% due 04/30/16	222,000	194,903
		2,007,835
Networking Products — 0.0%
Cisco Systems, Inc. Notes 5.90% due 02/15/39	67,000	61,561
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	94,464
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	62,000	62,432
Waste Management, Inc. Company Guar. Notes 7.38% due 03/11/19	30,000	30,598
		187,494
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	91,000	88,380
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	125,580
Xerox Corp. Senior Notes 6.35% due 05/15/18	65,000	48,425
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	130,000	99,120
		361,505
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	320,321
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	82,125
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	183,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	$66,000	$69,022
Encana Corp. Notes 5.90% due 12/01/17	400,000	377,531
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	35,000	25,550
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	137,350
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	400,000	371,537
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	104,734
		1,350,849
Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	205,506
Hess Corp. Senior Notes 7.13% due 03/15/33	75,000	64,380
Hess Corp. Senior Notes 7.88% due 10/01/29	276,000	249,786
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	30,458
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	136,973
		687,103
Oil Refining & Marketing — 0.3%
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	262,126
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	137,827
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	232,986
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	102,447
Valero Energy Corp. Senior Notes 9.38% due 03/15/19	70,000	72,266
		807,652
Oil-Field Services — 0.2%
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	175,816

Security Description	Principal Amount	Market Value (Note 2)
Oil-Field Services (continued)
Smith International, Inc. Senior Notes 6.00% due 06/15/16	$250,000	$213,237
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	205,000	144,313
		533,366
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	37,400
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	9,250
International Paper Co. Senior Notes 7.40% due 06/15/14	130,000	107,243
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	98,275
		252,168
Pharmacy Services — 0.1%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	193,530
Physicians Practice Management — 0.0%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	75,000	69,000
Pipelines — 0.8%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	270,000	274,355
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	100,000	79,500
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	105,625
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	142,616
DCP Midstream LLC Senior Notes 9.75% due 03/15/19*	65,000	64,441
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	95,000	71,963
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	324,945
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	254,937
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	243,876

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	$350,000	$334,341
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	91,000	62,200
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	192,855
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	157,250
		2,308,904
Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	4,000	2,000
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	55,000	3,850
		5,850
Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	11,771
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	235,000	156,587
Camden Property Trust Notes 6.75% due 09/15/10	80,000	74,236
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	90,000	40,189
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	101,888
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	208,896
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	54,196
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	106,647
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	69,919
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	220,671
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	39,035
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	110,445

Security Description	Principal Amount	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Simon Property Group LP Notes 4.60% due 06/15/10	$75,000	$70,718
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	110,744
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	162,461
Simon Property Group LP Senior Notes 10.35% due 04/01/19	35,000	34,016
		1,572,419
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	154,702
ERP Operating LP Notes 6.63% due 03/15/12	150,000	127,197
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	72,960
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	69,470
		424,329
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†*(5)(6)	70,000	49
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	195,000	113,502
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	35,000	19,075
		132,577
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	12,000
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	213,173	160,201
Retail-Restaurants — 0.1%
McDonald's Corp. Senior Notes 5.70% due 02/01/39	90,000	87,230
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	60,000	46,800
		134,030

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. Notes 6.53% due 03/15/11†*(5)(6)(9)	$100,000	$10
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	51,000	50,918
		50,928
Schools — 0.1%
Johns Hopkins University Notes 5.25% due 07/01/19	60,000	59,392
Princeton University Notes 5.70% due 03/01/39	103,000	102,882
		162,274
Special Purpose Entities — 0.1%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	14,137
Principal Life Global Funding I Senior Sec. Notes 5.25% due 01/15/13*	91,000	84,665
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	118,725
The Goldman Sachs Capital III Company Guar. Notes 2.03% due 09/01/12(4)(9)	45,000	14,175
		231,702
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	120,000	94,296
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	128,129
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(4)	60,000	31,050
		253,475
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	194,000	153,090
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	72,000
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18	40,000	7,600
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	20,000	3,800

Security Description	Principal Amount	Market Value (Note 2)
Telecom Services (continued)
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	$45,000	$31,500
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	45,500
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	325,000	344,972
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	550,187
		1,208,649
Telephone-Integrated — 1.0%
AT&T Corp. Company Guar. Notes 7.30% due 11/15/11	85,000	91,333
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	103,188
AT&T, Inc. Notes 5.10% due 09/15/14	760,000	762,559
AT&T, Inc. Senior Notes 5.63% due 06/15/16	70,000	70,154
AT&T, Inc. Senior Notes 6.30% due 01/15/38	500,000	439,056
BellSouth Corp. Senior Notes 6.00% due 10/15/11	255,000	265,246
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	120,645
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	169,239
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	55,000	49,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	125,000	83,750
Verizon Communications, Inc. Senior Notes 6.35% due 04/01/19	61,000	60,264
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	285,564
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	134,000	137,251
Verizon Pennsylvania, Inc. Senior Bonds 8.35% due 12/15/30	75,000	73,371

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	$70,000	$67,903
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	200,000	118,909
		2,897,932
Television — 0.1%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	23,000	8,510
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	260,000	260,314
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	43,959
Paxson Communications Corp. Senior Notes 4.34% due 01/15/12*(4)(14)(16)	25,000	4,250
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*(4)(8)(14)(16)	92,116	829
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(6)	35,000	4
		317,866
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	160,000	171,071
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	293,895
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	39,914
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	248,402
Philip Morris International, Inc. Notes 6.38% due 05/16/38	220,000	214,789
		968,071
Tools-Hand Held — 0.0%
Black & Decker Corp. Notes 8.95% due 04/15/14	75,000	74,105
Transactional Software — 0.0%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	25,000	3,781

Security Description	Principal Amount	Market Value (Note 2)
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	$280,442	$238,376
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	34,000	35,791
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	175,000	159,085
CSX Corp. Senior Notes 6.25% due 03/15/18	82,000	70,640
		229,725
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	65,000	65,523
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	83,194
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	65,340
United Parcel Service, Inc. Senior Notes 3.88% due 04/01/14	43,000	43,105
United Parcel Service, Inc. Senior Notes 5.13% due 04/01/19	28,000	28,184
		285,346
Total Corporate Bonds & Notes (cost $75,941,672)		66,976,143
FOREIGN CORPORATE BONDS & NOTES — 3.9%
Banks-Commercial — 0.4%
Barclays Bank PLC Jr. Sub. Notes 5.93% due 12/15/16*(4)(9)	150,000	50,312
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	126,000	99,087
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(9)	75,000	31,157
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(9)	108,000	32,440
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	165,077
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	375,000	318,875
Lloyds Banking Group PLC Jr. Sub. Notes 5.92% due 10/01/15	175,000	31,500

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	$250,000	$269,004
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	252,425
		1,249,877
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	288,331
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	256,150
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	252,075
SABMiller PLC Notes 6.50% due 07/15/18*	165,000	153,665
		661,890
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	148,225
Containers-Metal/Glass — 0.0%
Rexam PLC Senior Notes 6.75% due 06/01/13*	97,000	84,275
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	24,134
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	70,000	51,275
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	350,000	344,644
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	151,240
		547,159
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.50% due 04/01/14	70,000	70,482
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	50,000	44,836
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18	100,000	87,516
		202,834

Security Description	Principal Amount	Market Value (Note 2)
Diversified Operations — 0.1%
EnCana Holdings Finance Corp. Company Guar. Notes 5.80% due 05/01/14	$118,000	$116,074
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	194,468
		310,542
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	84,015
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	166,755
Electric-Integrated — 0.4%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	95,469
Electricite de France Notes 5.50% due 01/26/14*	250,000	265,381
Electricite de France Notes 6.50% due 01/26/19*	113,000	116,406
Electricite de France Notes 6.95% due 01/26/39*	150,000	148,674
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	73,383
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	234,095
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	200,750
		1,134,158
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	125,000	120,832
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	155,137
XL Capital Finance PLC Company Guar. Notes 6.50% due 01/15/12	69,000	50,216
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	78,629
		283,982
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	60,000	35,887

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(4)	$110,000	$71,500
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	14,250
		85,750
Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	248,947
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	95,000	79,800
Novartis Securities Investment, Ltd. Company Guar. Notes 5.13% due 02/10/19	136,000	138,084
		466,831
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	179,930
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	62,362
		242,292
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	292,695
Nexen, Inc. Bonds 5.88% due 03/10/35	82,000	54,253
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	65,000	28,437
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	2,238
		377,623
Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 4.00% due 03/21/14	70,000	70,982
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	90,000	94,772
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39	39,000	29,474
		195,228
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	204,019

Security Description	Principal Amount	Market Value (Note 2)
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16†*(5)(6)	$25,000	$875
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	264,338
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(7)	35,000	29,050
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	85,000	80,112
		109,162
Special Purpose Entities — 0.2%
SMFG Preferred Capital, Ltd. Sub. Notes 6.08% due 01/25/17*(4)(9)	111,000	67,917
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	401,259
		469,176
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	100,907
ArcelorMittal Senior Notes 6.13% due 06/01/18	185,000	133,839
		234,746
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	3,050
TELUS Corp. Notes 8.00% due 06/01/11	21,000	21,859
		24,909
Telephone-Integrated — 0.9%
British Telecommunications PLC Notes 8.13% due 12/15/10	150,000	156,109
Deutsche Telekom International Finance BV Company Guar. Bonds 6.75% due 08/20/18	70,000	70,302
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	170,000	177,579
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	370,000	395,274
France Telecom SA Bonds 7.75% due 03/01/11	220,000	235,618

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
France Telecom SA Notes 8.50% due 03/01/31	$165,000	$208,033
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	218,000	188,228
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	740,000	726,683
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	550,000	574,344
		2,732,170
Television — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	174,034
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	113,618
Transport-Marine — 0.0%
DP World, Ltd. Bonds 6.85% due 07/02/37*	154,000	73,681
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	435,000	434,773
Total Foreign Corporate Bonds & Notes (cost $13,078,377)		11,546,121
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	545,500
Federal Republic of Brazil Bonds 8.88% due 10/14/19	650,000	763,750
Republic of Argentina Bonds 8.28% due 12/31/33	618,821	167,082
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	528,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	116,000
Total Foreign Government Agencies (cost $2,642,594)		2,120,332
U.S. GOVERNMENT AGENCIES — 29.5%
Federal Home Loan Bank — 0.5%
4.25% due 05/15/09	1,560,000	1,567,131

Security Description	Principal Amount	Market Value (Note 2)
Federal Home Loan Mtg. Corp. — 7.8%
Federal Home Loan Mtg. Corp 4.13% due 07/12/10	$4,109,000	$4,277,629
4.50% due 01/15/13	4,083,000	4,434,852
4.50% due 01/01/39	543,732	555,691
4.75% due 01/18/11	3,246,000	3,441,802
5.00% due 07/01/35	191,106	197,595
5.00% due 10/01/35	962,434	995,113
5.00% due 11/01/36	349,084	360,556
5.00% due 12/01/36	715,937	739,464
5.00% due 01/01/37	291,002	300,564
5.00% due 03/01/38	296,039	305,659
5.47% due 03/01/36(4)	141,997	145,468
5.50% due 07/01/37	632,243	656,737
5.50% due 08/01/37	40,915	42,500
5.50% due 09/01/37	569,864	591,942
5.50% due 10/01/37	2,647,064	2,749,618
5.95% due 10/01/36(4)	654,241	681,133
6.00% due 11/01/07	325,144	340,299
6.25% due 07/15/32	206,000	261,766
6.50% due 03/01/37	563,802	595,054
6.50% due 11/01/37	429,739	453,560
6.75% due 03/15/31	100,000	133,386
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	459,170
		22,719,558
Federal National Mtg. Assoc. — 6.4%
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(11)	1,955,000	1,019,415
Federal National Mtg. Assoc. 2.38% due 05/20/10	3,020,000	3,065,747
4.45% due 02/01/34(4)	281,960	288,615
4.50% due 01/01/39	198,225	202,807
4.65% due 07/01/35(4)	48,669	49,567
4.71% due 10/01/35(4)	167,588	170,138
4.86% due 01/01/35(4)	494,651	503,253
4.98% due 12/01/35(4)	53,379	54,770
5.00% due 03/15/16	92,000	102,099
5.00% due 10/01/35	567,399	586,771
5.30% due 11/01/36(4)	74,904	76,351
5.38% due 11/15/11	3,278,000	3,596,231
5.50% due 11/01/22	233,609	243,833
5.50% due 07/01/23	1,336,394	1,394,883
5.50% due 11/01/36	1,362,760	1,416,099
5.50% due 12/01/36	21,751	22,603
6.00% due 05/15/11	250,000	274,171
6.00% due 10/01/36	2,306,334	2,413,114
6.00% due 07/01/38	1,337,337	1,398,343
6.25% due 05/15/29	558,000	698,193
6.50% due 07/01/36	317,571	334,935
6.50% due 10/01/37	42,324	44,635
6.63% due 11/15/30	374,000	490,786
7.25% due 01/15/10	200,000	209,769
		18,657,128
Government National Mtg. Assoc. — 14.8%
4.50% due 04/15/18	176,887	184,786
4.50% due 05/15/18	1,094,404	1,144,085

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 08/15/18	$54,577	$57,055
4.50% due 09/15/18	456,174	476,882
4.50% due 10/15/18	1,808,113	1,890,195
4.50% due 09/15/33	629,679	645,826
5.00% due 06/15/33	21,410	22,297
5.00% due 08/15/33	123,762	128,892
5.00% due 09/15/33	186,671	194,410
5.00% due 10/15/33	133,462	138,996
5.00% due 11/15/33	15,254	15,886
5.00% due 06/15/34	490,457	510,483
5.00% due 05/15/35	23,233	24,164
5.00% due 09/15/35	23,891	24,848
5.00% due 11/15/35	954,212	992,431
5.00% due 02/15/36	668,717	695,083
5.00% due 02/20/36	1,592,856	1,653,522
5.00% due 03/15/36	403,969	419,896
5.00% due 05/15/36	738,598	767,719
5.00% due 06/15/36	811,511	843,507
5.00% due 08/15/36	42,132	43,794
5.00% due 07/15/38	1,842,173	1,913,941
5.00% due 08/15/38	7,867,208	8,173,702
5.50% due 02/15/32	35,655	37,280
5.50% due 03/15/32	35,232	36,751
5.50% due 12/15/32	49,939	52,216
5.50% due 01/15/33	22,562	23,584
5.50% due 02/15/33	138,438	144,704
5.50% due 03/15/33	521,841	545,461
5.50% due 04/15/33	1,582,178	1,653,694
5.50% due 05/15/33	8,108	8,475
5.50% due 06/15/33	2,151,815	2,249,217
5.50% due 07/15/33	1,713,655	1,791,223
5.50% due 08/15/33	297,109	310,557
5.50% due 09/15/33	40,909	42,761
5.50% due 11/15/33	224,997	235,182
5.50% due 12/15/33	14,891	15,565
5.50% due 01/15/34	635,323	663,486
5.50% due 02/15/34	266,507	278,320
6.00% due 04/15/28	678,895	712,371
6.00% due 01/15/29	122,296	128,749
6.00% due 03/15/29	117,406	123,600
6.00% due 11/15/31	51,946	54,687
6.00% due 12/15/31	148,563	156,402
6.00% due 04/15/32	113,428	119,378
6.00% due 08/15/32	27,178	28,604
6.00% due 09/15/32	107,261	112,888
6.00% due 10/15/32	340,790	358,665
6.00% due 11/15/32	134,999	142,080
6.00% due 01/15/33	18,626	19,592
6.00% due 02/15/33	219,215	230,577
6.00% due 03/15/33	53,172	55,928
6.00% due 09/15/33	125,640	132,152
6.00% due 01/15/34	643,187	674,914
6.00% due 03/15/34	194,404	203,994
6.00% due 05/15/34	143,031	150,086
6.00% due 07/15/34	83,883	88,021
6.00% due 08/15/34	741,202	777,764
6.00% due 09/15/34	119,438	125,330

Security Description	Principal Amount	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 11/15/34	$518,219	$543,782
6.00% due 03/15/35	435,918	456,740
6.00% due 08/15/35	402,365	421,584
6.00% due 01/15/36	211,204	221,160
6.00% due 02/15/36	275,507	288,495
6.00% due 04/15/36	575,269	602,387
6.00% due 05/15/36	299,767	313,899
6.00% due 06/15/36	1,177,032	1,232,517
6.00% due 07/15/36	245,096	256,650
6.00% due 08/15/36	773,948	810,325
6.00% due 09/15/36	883,288	924,926
6.00% due 10/15/36	1,512,699	1,583,934
6.00% due 11/15/36	476,193	498,641
6.00% due 12/15/36	198,245	207,591
6.00% due 09/15/38	1,035,284	1,083,116
6.50% due 09/15/28	17,448	18,621
6.50% due 06/15/31	18,729	19,942
6.50% due 09/15/31	41,015	43,671
6.50% due 10/15/31	19,693	20,968
6.50% due 11/15/31	8,270	8,806
6.50% due 12/15/31	22,472	23,929
7.50% due 09/15/30	27,108	29,165
		43,057,507
Total U.S. Government Agencies (cost $82,462,933)		86,001,324
U.S. GOVERNMENT TREASURIES — 31.8%
United States Treasury Bonds — 10.7%
4.38% due 02/15/38	1,537,000	1,745,937
4.50% due 05/15/38	11,082,000	12,938,235
4.75% due 02/15/37	2,000,000	2,396,250
5.00% due 05/15/37	341,000	424,225
5.25% due 11/15/28	235,000	289,050
5.38% due 02/15/31	1,488,000	1,876,042
6.25% due 08/15/23	2,860,000	3,762,687
7.13% due 02/15/23	1,899,000	2,670,469
7.88% due 02/15/21	1,267,000	1,837,348
8.13% due 08/15/19	66,000	95,700
8.13% due 05/15/21	22,000	32,601
8.75% due 05/15/20	1,035,000	1,576,110
8.75% due 08/15/20	942,000	1,437,139
9.00% due 11/15/18	100,000	151,555
9.13% due 05/15/18	55,000	83,235
		31,316,583
United States Treasury Notes — 21.1%
2.00% due 02/28/10	10,000,000	10,125,780
2.00% due 11/30/13	188,000	191,878
2.13% due 01/31/10	900,000	911,567
2.13% due 04/30/10	3,975,000	4,040,993
2.75% due 02/28/13	1,075,000	1,132,781
2.75% due 02/15/19	225,000	226,300
2.88% due 01/31/13	1,680,000	1,777,124
3.25% due 12/31/09	150,000	153,000
3.38% due 07/31/13	293,000	316,989
3.63% due 06/15/10	900,000	933,187
3.88% due 05/15/18	235,000	259,234
4.00% due 11/15/12	3,700,000	4,056,125
4.00% due 02/15/14	278,000	309,297

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount/ Shares	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
4.00% due 02/15/15	$2,678,000	$2,995,595
4.00% due 08/15/18	1,399,000	1,554,639
4.25% due 08/15/13	3,341,000	3,743,487
4.25% due 11/15/13	2,056,000	2,305,611
4.25% due 08/15/14	2,729,000	3,088,887
4.25% due 11/15/14	3,985,000	4,522,975
4.25% due 08/15/15	498,000	567,409
4.25% due 11/15/17	41,000	46,509
4.38% due 08/15/12	3,418,000	3,779,026
4.50% due 02/28/11	1,085,000	1,161,119
4.50% due 02/15/16	225,000	259,594
4.50% due 05/15/17	2,987,000	3,439,017
4.63% due 08/31/11	1,876,000	2,042,495
4.75% due 05/15/14	430,000	496,516
4.75% due 08/15/17	125,000	146,211
4.88% due 06/30/09	450,000	455,150
4.88% due 02/15/12	448,000	496,300
5.00% due 02/15/11	1,200,000	1,295,813
5.00% due 08/15/11	3,271,000	3,595,032
5.75% due 08/15/10	789,000	845,124
6.50% due 02/15/10	125,000	131,405
		61,402,169
Total U.S. Government Treasuries (cost $89,705,353)		92,718,752
EXCHANGE TRADED FUNDS — 0.4%
Index Fund-Debt — 0.4%
iShares Lehman 1-3 Year Treasury Bond Fund	5,900	497,488
iShares Lehman 10-20 Year Treasury Bond Fund	1,100	128,975
iShares Lehman 20+ Year Treasury Bond Fund	700	73,997
iShares Lehman 3-7 Year Treasury Bond Fund	3,700	424,982
iShares Lehman 7-10 Year Treasury Bond Fund	2,100	202,839
Total Exchange Traded Funds (cost $1,324,663)		1,328,281
Total Long-Term Investment Securities (cost $279,955,710)		272,532,727
SHORT-TERM INVESTMENT SECURITIES — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09 (cost $58,828)	$60,000	58,828

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 8.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $377,000 and collateralized by $390,000 of United States Treasury Bills, bearing interest at 0.15% due 08/27/09 and having an approximate value of $389,532.	$377,000	$377,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $6,487,002 and collateralized by $6,320,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $6,620,832.	6,487,000	6,487,000
Banc of America Securities Joint Repurchase Agreement(10)	7,615,000	7,615,000
UBS Securities, LLC Joint Repurchase Agreement(10)	8,809,000	8,809,000
Total Repurchase Agreements (cost $23,288,000)		23,288,000
TOTAL INVESTMENTS (cost $303,302,538)(12)	101.3%	295,879,555
Liabilities in excess of other assets	(1.3)	(3,932,414)
NET ASSETS	100.0%	$291,947,141

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $10,688,986 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(5)  Company has filed Chapter 11 bankruptcy protection.

(6)  Bond in default

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Perpetual maturity — maturity date reflects the next call date.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Principal Only

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Fair value security; see Note 2

(14)  Bond is in default of interest subsequent to March 31, 2009.

(15)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(16)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

FDIC — Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	31.6%
Federal Home Loan Mtg. Corp.	14.1
Diversified Financial Services	8.8
Time Deposits	5.8
Oil Companies-Exploration & Production	4.6
Sovereign	3.8
Medical-Hospitals	2.1
Telephone-Integrated	2.1
Cable/Satellite TV	1.7
Pipelines	1.5
Electric-Generation	1.4
Electric-Integrated	1.2
Satellite Telecom	1.2
Telecom Services	1.1
Medical Products	1.0
Government National Mtg. Assoc.	1.0
Finance-Auto Loans	1.0
Independent Power Producers	0.9
Medical-Drugs	0.9
Transport-Air Freight	0.7
Banks-Commercial	0.6
Chemicals-Specialty	0.6
Airlines	0.6
Physicians Practice Management	0.6
Special Purpose Entities	0.6
Computer Services	0.5
Diversified Banking Institutions	0.5
Cellular Telecom	0.5
Diversified Minerals	0.5
Containers-Metal/Glass	0.5
Steel-Producers	0.5
Theaters	0.5
Diversified Manufacturing Operations	0.4
Retail-Petroleum Products	0.4
Electronic Components-Semiconductors	0.4
Oil-Field Services	0.4
Advertising Services	0.4
Paper & Related Products	0.4
Food-Retail	0.3
Medical-HMO	0.3
Hotels/Motels	0.3
Metal-Diversified	0.3
Real Estate Investment Trusts	0.3
Electronics-Military	0.3
Decision Support Software	0.3
Casino Services	0.2
Casino Hotels	0.2
Broadcast Services/Program	0.2
Energy-Alternate Sources	0.2
Food-Meat Products	0.2
Human Resources	0.2
Insurance Brokers	0.2
Storage/Warehousing	0.2
Television	0.2
Sovereign Agency	0.2
Oil Companies-Integrated	0.2
Consumer Products-Misc.	0.2
Distribution/Wholesale	0.2
Transport-Services	0.2
Agricultural Chemicals	0.2

Retail-Restaurants	0.2%
Applications Software	0.1
Finance-Other Services	0.1
Direct Marketing	0.1
Chemicals-Diversified	0.1
Gambling (Non-Hotel)	0.1
Seismic Data Collection	0.1
Medical-Generic Drugs	0.1
Funeral Services & Related Items	0.1
Medical Information Systems	0.1
Building & Construction Products-Misc.	0.1
Rental Auto/Equipment	0.1
Mining	0.1
Electric-Transmission	0.1
Building-Heavy Construction	0.1
Steel-Specialty	0.1
Printing-Commercial	0.1
U.S. Government Treasuries	0.1
Non-Hazardous Waste Disposal	0.1
Research & Development	0.1
Retail-Drug Store	0.1
Transactional Software	0.1
Multimedia	0.1
102.9%
Credit Quality†#
Government — Agency	48.0%
AAA	7.9
AA	0.5
A	0.1
BBB	4.7
BB	12.4
B	14.8
CCC	6.6
CC	0.5
C	0.1
Below C	1.6
Not Rated@	2.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Principal Amount(16)	Market Value (Note 2)
ASSET BACKED SECURITIES — 8.2%
Diversified Financial Services — 8.2%
Asset Backed Securities Corp. Home Equity, Series 2004-HE7, Class A2 0.90% due 10/25/34(1)	$998	$397
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(2)(3)	1,050,000	807,182
Bear Stearns Commercial Mtg. Securities, Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	589,494
Bear Stearns Commercial Mtg. Securities, Series 2007-T26, Class B 5.77% due 01/12/45*(2)(3)	350,000	48,938
Citifinancial Mtg. Securities, Inc., Series 2003-4, Class AF6 4.49% due 10/25/33	219,474	203,255
Citigroup Commercial Mtg.Trust, Series 2008-C7, Class A4 6.30% due 12/10/49(2)(3)	1,000,000	741,354
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	1,000,000	803,494
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	99,029
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	516,144
First Franklin Mtg. Loan Asset Backed Certificates, Series 2006-FF12, Class A2 0.56% due 09/25/36(1)	138,164	129,810
GE Capital Commercial Mtg. Corp., Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	113,094
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	256,525
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	52,567
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	535,000	425,003
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2 0.63% due 03/25/36(1)	32,065	31,525
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2, Class A2 5.12% due 07/15/41(2)	55,768	45,483
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9, Class A4 5.55% due 06/12/41(2)(3)	377,963	310,034

Security Description	Principal Amount(16)	Market Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A1A 4.48% due 10/15/29(2)	$1,016,188	$875,906
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A4 4.95% due 09/15/30(2)	1,500,000	1,164,004
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class A4 5.16% due 02/15/31(2)	1,000,000	762,747
LB-UBS Commercial Mtg. Trust, Series 2002-C2, Class A4 5.59% due 06/15/31(2)	250,000	241,614
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class C 5.61% due 02/15/40(2)	900,000	137,125
MASTR Asset Backed Securities Trust, Series 2006-AB1, Class A1 0.66% due 02/25/36(1)	3,984	3,966
Merrill Lynch Mtg. Investors Trust, Series 2006-RM2, Class A1B 0.76% due 05/25/37(1)	410,719	59,218
Morgan Stanley Capital, Inc., Series 2006-NC3, Class A2B 0.64% due 03/25/36(1)	37,968	37,405
Morgan Stanley Capital I, Series 2004-IQ7, Class A4 5.54% due 06/15/38(2)(3)	150,000	126,586
Novastar Home Equity Loan, Series 2004-4, Class M4 1.62% due 03/25/35(1)	500,000	220,662
Ownit Mtg. Loan Asset Backed Certificates, Series 2006-6, Class A2B 0.63% due 09/25/37(1)	575,000	387,084
Residential Asset Securities Corp., Series 2005-AHL2, Class A2 0.78% due 10/25/35(1)	59,993	48,711
Residential Asset Securities Corp., Series 2004-KS6, Class AI3 4.16% due 07/25/30	13,798	12,786
Structured Asset Investment Loan Trust, Series 2004-1, Class M5 5.02% due 02/25/34(1)	108,693	13,076
Wachovia Asset Securitization, Inc., Series 2003-HE3, Class A 0.77% due 11/25/33(1)	79,807	32,134
Total Asset Backed Securities (cost $14,332,267)		9,296,352
CONVERTIBLE BONDS & NOTES — 0.0%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	16,187
Electronic Components-Semiconductors — 0.0%
Spansion LLC Senior Sub. Notes 2.25% due 06/15/16*†(9)(10)	195,000	488

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)(14)	$28,000	$5,600
Total Convertible Bonds & Notes (cost $216,326)		22,275
CORPORATE BONDS & NOTES — 30.4%
Advertising Services — 0.4%
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*(17)	262,000	34,060
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	184,762
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	9,100
Visant Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(7)	194,000	180,420
		408,342
Aerospace/Defense — 0.0%
Hawker Beechcraft Acquisition Co. LLC Company Guar. Notes 9.75% due 04/01/17	175,000	29,750
Agricultural Chemicals — 0.2%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	210,000	193,200
Airlines — 0.6%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	435,000	304,500
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	165,000	133,650
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	108,571	93,372
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	19,644	15,371
Delta Air Lines, Inc. Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	125,000	108,750
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	45,250

Security Description	Principal Amount(16)	Market Value (Note 2)
Airlines (continued)
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	$529	$505
		701,398
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	185,000	157,250
Banks-Commercial — 0.0%
ATF Capital BV Bank Guar. Bonds 9.25% due 02/21/14	100,000	40,000
Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	281,000	238,850
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	21,000	9,135
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14*(4)(8)	63,429	16,492
		264,477
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	90,000	71,100
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	40,000	35,800
		106,900
Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(9)(10)	232,000	2,320
Cable/Satellite TV — 1.7%
CCH I LLC/CCH I Capital Corp. Senior Sec Notes 11.00% due 10/01/15†(9)(10)	88,000	8,800
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10†(9)(10)	117,000	104,130
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10†(9)(10)	268,000	241,200
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13*†(9)(10)	15,000	13,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13†(9)(10)	465,000	388,275
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*(9)	170,000	164,900

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Senior Notes 8.38% due 04/30/14*(9)	$435,000	$382,800
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	205,000	203,462
CSC Holdings, Inc. Senior Notes 8.63% due 02/15/19*	25,000	24,063
DirecTV Holdings LLC/ DirecTV Financing Co. Company Guar. Notes 7.63% due 05/15/16	370,000	362,600
		1,893,280
Casino Hotels — 0.2%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(5)(8)	156,000	121,680
Seminole Hard Rock Entertainment, Inc. Sec. Notes 3.82% due 03/15/14*(1)	95,000	49,400
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	155,000	94,550
		265,630
Casino Services — 0.2%
Indianapolis Downs LLC & Capital Corp. Senior Sec. Notes 11.00% due 11/01/12*	325,000	173,875
Snoqualmie Entertainment Authority Senior Sec. Notes 5.38% due 02/01/14*(1)	20,000	5,000
Snoqualmie Entertainment Authority Senior Sec. Notes 9.13% due 02/01/15*	375,000	97,500
		276,375
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 7.19% due 01/01/13(1)	148,000	148,000
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	55,000	56,925
		204,925
Chemicals-Diversified — 0.1%
Huntsman LLC Senior Notes 11.63% due 10/15/10	150,000	148,500
Chemicals-Specialty — 0.6%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	625,000	256,250

Security Description	Principal Amount(16)	Market Value (Note 2)
Chemicals-Specialty (continued)
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	$270,000	$244,350
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	125,000	36,875
Momentive Performance Materials, Inc. Company Guar. Notes 11.50% due 12/01/16	625,000	117,187
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(9)(10)	415,000	54,988
		709,650
Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	360,000	208,800
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	391,500
		600,300
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	25,000	25,312
Consumer Products-Misc. — 0.2%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	224,000	162,400
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	52,525
		214,925
Containers-Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	80,000	66,400
Crown Cork & Seal Co., Inc. Senior Debentures 8.00% due 04/15/23	145,000	129,050
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	340,000	341,700
		537,150
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Senior Notes 8.25% due 10/01/12†(9)(10)	125,000	15,625
Decision Support Software — 0.3%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	440,000	286,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	$270,000	$149,850
Distribution/Wholesale — 0.2%
KAR Holdings, Inc. Company Guar. Notes 5.17% due 05/01/14(1)	125,000	58,750
KAR Holdings, Inc. Company Guar. Notes 8.75% due 05/01/14	285,000	151,050
		209,800
Diversified Banking Institutions — 0.5%
GMAC LLC Company Guar. Notes 6.00% due 12/15/11*	294,000	200,158
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	269,000	191,157
GMAC LLC Company Guar. Notes 7.75% due 01/19/10*	225,000	189,027
		580,342
Diversified Manufacturing Operations — 0.1%
Harland Clarke Holdings Corp. Company Guar. Notes 5.98% due 05/15/15(1)	70,000	23,625
Harland Clarke Holdings Corp. Company Guar. Notes 9.50% due 05/15/15	275,000	121,688
		145,313
Electric-Generation — 1.4%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	495,000	344,025
Edison Mission Energy Senior Notes 7.63% due 05/15/27	180,000	108,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	22,800
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	98,750	80,975
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	185,675	176,855
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	175,000	157,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	189,575	174,011

Security Description	Principal Amount(16)	Market Value (Note 2)
Electric-Generation (continued)
The AES Corp. Senior Notes 8.00% due 10/15/17	$390,000	$334,425
The AES Corp. Senior Notes 8.00% due 06/01/20*	125,000	101,250
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	97,000	95,545
		1,595,386
Electric-Integrated — 1.3%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17	140,000	90,300
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	375,000	363,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	275,000	203,500
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	94,820	89,249
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	175,000	0
Texas Competitive Electric Holdings Co., LLC Series A Company Guar. Notes 10.25% due 11/01/15	1,000,000	500,000
Texas Competitive Electric Holdings Co., LLC Series B Company Guar. Notes 10.25% due 11/01/15	120,000	60,000
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes 10.50% due 11/01/16(14)	290,000	108,750
		1,415,549
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	75,000	29,250
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	289,000	153,531
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	120,000	96,600
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(14)	130,000	9,750
Spansion LLC Senior Sec. Notes 4.39% due 06/01/13*†(1)(9)(10)	875,000	196,875

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Spansion LLC Senior Notes 11.25% due 01/15/16*†(9)(10)	$30,000	$675
		457,431
Electronics-Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	250,000	240,000
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12	50,000	50,188
		290,188
Energy-Alternate Sources — 0.2%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(9)(10)	275,000	264,000
Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	150,000	128,484
Ford Motor Credit Co. LLC Senior Notes 7.38% due 02/01/11	625,000	472,318
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	65,000	53,717
		654,519
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	65,000	43,550
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14*	50,000	51,000
		94,550
Food-Retail — 0.4%
SUPERVALU, Inc. Notes 7.88% due 08/01/09	395,000	395,494
Funeral Services & Related Items — 0.1%
Service Corp. International Debentures 7.88% due 02/01/13	125,000	119,375
Gambling (Non-Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	255,000	66,300
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(9)(10)	265,000	13,250
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	114,000	68,400
		147,950

Security Description	Principal Amount(16)	Market Value (Note 2)
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(7)	$24,000	$240
Hotels/Motels — 0.3%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	345,000	212,175
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	99,000
		311,175
Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	290,000	252,300
Independent Power Producers — 0.9%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	738,000	686,340
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	150,000	154,687
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	180,000	142,200
		983,227
Insurance Brokers — 0.2%
USI Holdings Corp. Company Guar. Notes 5.11% due 11/15/14*(1)	70,000	32,900
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	480,000	216,000
		248,900
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	305,000	109,038
Medical Products — 0.8%
Biomet, Inc. Company Guar. Notes 10.00% due 10/15/17	45,000	44,550
Biomet, Inc. Company Guar. Notes 10.38% due 10/15/17(14)	475,000	401,375
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	75,000	55,687
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(1)	75,000	54,375
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(14)	370,000	329,300
		885,287

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	$225,000	$217,688
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	80,000	74,600
		292,288
Medical-HMO — 0.3%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	485,000	395,275
Medical-Hospitals — 2.1%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	565,000	533,925
HCA, Inc. Senior Notes 6.25% due 02/15/13	170,000	127,500
HCA, Inc. Senior Notes 7.88% due 02/01/11	250,000	241,875
HCA, Inc. Senior Notes 8.75% due 09/01/10	280,000	278,600
HCA, Inc. Senior Sec. Notes 9.25% due 11/15/16	430,000	391,300
HCA, Inc. Senior Sec. Notes 9.63% due 11/15/16(14)	590,000	470,525
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	225,000	183,937
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	165,000	155,100
		2,382,762
Metal-Aluminum — 0.0%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(1)(14)	95,000	19,475
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	160,000	149,600
Mining — 0.1%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(1)(14)	310,000	96,100
Non-Hazardous Waste Disposal — 0.1%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	95,000	71,488

Security Description	Principal Amount(16)	Market Value (Note 2)
Oil Companies-Exploration & Production — 3.3%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	$265,000	$194,112
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	17,375
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	345,000	105,225
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	305,000	105,225
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	117,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	380,000	316,350
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	475,000	390,094
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	125,000	121,563
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	105,000	24,675
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	295,000	216,825
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	55,000	42,900
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14(17)(18)	260,000	61,100
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	240,000	186,000
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	285,000	208,050
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	75,000	55,500
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	150,000	123,000
MXEnergy Holdings, Inc. Company Guar. Notes 9.13% due 08/01/11(1)	100,000	32,500
Pemex Project Funding Master Trust Company Guar. 6.63% due 06/15/35	683,000	488,345
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	150,000	141,750

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	$75,000	$35,625
Quicksilver Resources, Inc. Senior Notes 8.25% due 08/01/15	285,000	183,825
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	105,000	74,025
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	855,000	572,850
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(4)(9)(10)	55,000	2,750
		3,816,664
Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	200,000	118,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	115,000	72,450
		190,450
Paper & Related Products — 0.4%
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	180,000	83,700
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	70,000	65,450
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	280,000	259,000
		408,150
Physicians Practice Management — 0.6%
US Oncology, Inc. Company Guar. Notes 10.75% due 08/15/14	700,000	644,000
Pipelines — 1.5%
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	25,000	19,875
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	575,000	485,875
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	575,000	435,562
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	178,144
El Paso Corp. Senior Notes 12.00% due 12/12/13	50,000	53,000

Security Description	Principal Amount(16)	Market Value (Note 2)
Pipelines (continued)
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	$160,000	$112,800
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	60,000	42,900
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	125,000	87,188
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	295,000	118,000
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	150,000	138,750
		1,672,094
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	165,000	71,156
Publishing-Periodicals — 0.0%
Dex Media West LLC Senior Notes 8.50% due 08/15/10	20,000	10,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16†(9)(10)	295,000	7,744
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	535,000	37,450
		55,194
Real Estate Investment Trusts — 0.3%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	335,000	308,200
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)10)	830,000	581
Rental Auto/Equipment — 0.1%
Rental Service Corp. Notes 9.50% due 12/01/14	210,000	102,900
Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	425,000	63,750
Retail-Drug Store — 0.1%
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	260,000	59,800
Retail-Major Department Stores — 0.0%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	54,750

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Petroleum Products — 0.4%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	$125,000	$105,000
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	160,000	134,400
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	237,500
		476,900
Retail-Restaurants — 0.2%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	245,000	191,100
Rubber-Tires — 0.0%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	280,000	19,600
Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	310,000	263,500
Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	320,000	141,600
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Disc. Notes 10.67% due 05/15/13(7)	25,000	18,750
Special Purpose Entities — 0.5%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(7)	35,000	19,250
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	625,000	37,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	185,000	75,850
Chukchansi Economic Development Authority Senior Notes 6.10% due 11/15/12*(1)	25,000	5,187
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	430,000	93,525
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	250,000	152,500
FoxCo Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	250,000	60,000

Security Description	Principal Amount(16)	Market Value (Note 2)
Special Purpose Entities (continued)
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(14)	$135,000	$13,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	125,250
		582,562
Steel-Producers — 0.3%
Ryerson, Inc. Senior. Sec. Notes 8.55% due 11/01/14*(1)	215,000	111,263
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	285,000	161,737
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	180,000	121,950
		394,950
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	155,000	106,950
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	190,000	141,075
		248,025
Telecom Services — 0.7%
FairPoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	420,000	79,800
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	400,000	280,000
Qwest Corp. Senior Notes 7.88% due 09/01/11	125,000	123,125
Qwest Corp. Senior Notes 8.88% due 03/15/12	300,000	296,250
		779,175
Telephone-Integrated — 2.0%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	169,000	155,480
Qwest Capital Funding, Inc. Notes 7.25% due 02/15/11	175,000	167,125
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	300,000	259,500
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	50,000	43,250

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	$300,000	$300,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	40,000	28,200
Sprint Capital Corp. Company Guar. Notes 8.38% due 03/15/12	375,000	337,500
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,005,000	673,350
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	330,000	320,925
		2,285,330
Television — 0.2%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	215,000	79,550
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(14)	30,000	5,138
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	275,000	143,000
Paxson Communications Corp. Senior Sec. Notes 7.34% due 01/15/13*†(1)(14)(17)(18)	940,914	8,468
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14†(9)(10)	120,000	13
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(9)(10)	220,000	24
		236,193
Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	155,000	127,100
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	70,000	63,700
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(7)	345,000	325,162
		515,962
Transactional Software — 0.1%
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	395,000	59,744
Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	382,043	275,071

Security Description	Principal Amount(16)	Market Value (Note 2)
Transport-Air Freight (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$44,206	$29,618
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	309,609	263,167
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	140,232	119,198
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	77,293
		764,347
Transport-Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	165,000	123,750
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	120,000	73,950
		197,700
Total Corporate Bonds & Notes (cost $50,045,900)		34,450,588
FOREIGN CORPORATE BONDS & NOTES — 6.8%
Banks-Commercial — 0.6%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16(1)	50,000	30,591
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	47,704
Russian Agricultural Bank Loan Participation Notes 7.13% due 01/14/14*	580,000	450,080
Russian Agricultural Bank Loan Participation Notes 6.30% due 05/15/17*	206,000	142,573
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	20,000
		690,948
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(9)(10)	28,000	280
Building-Heavy Construction — 0.1%
Odebrecht Finance, Ltd. Company Guar. Notes 7.50% due 10/18/17	100,000	85,500

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	$100,000	$46,000
True Move Co., Ltd. Company Guar. Notes 10.75% due 12/16/13*	200,000	96,000
UBS Luxembourg S.A. Senior Bonds 8.25% due 05/23/16	100,000	61,000
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Notes 8.38% due 04/30/13	200,000	143,740
		346,740
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	80,000	46,400
Diversified Financial Services — 0.3%
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	210,000	152,250
TNK-BP Finance SA Company Guar. Notes 7.50% due 07/18/16	100,000	70,000
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	100,000	68,000
		290,250
Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	455,000	333,287
Diversified Minerals — 0.5%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	623,000	537,985
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	93,000
Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17	200,000	155,000
Food-Meat Products — 0.1%
JBS SA Company Guar. Notes 9.38% due 02/07/11	129,000	109,650
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	49,500
		159,150

Security Description	Principal Amount(16)	Market Value (Note 2)
Medical Products — 0.3%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.01% due 12/01/13(1)	$335,000	$217,750
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	230,000	65,550
		283,300
Medical-Drugs — 0.6%
Elan Finance PLC Company Guar. Notes 5.23% due 11/15/11(1)	830,000	680,600
Metal-Diversified — 0.2%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	100,000	72,000
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	120,000	88,800
		160,800
Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	75,000	57,000
Oil Companies-Exploration & Production — 1.0%
ABN Amro Bank/Deutschland for OAO Gazprom Loan Participation Notes 9.63% due 03/01/13	600,000	572,280
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	15,000	4,725
Gaz Capital SA Notes 6.21% due 11/22/16	100,000	74,000
KazMunaiGaz Finance Company Guar. Notes 8.38% due 07/02/13*	120,000	99,600
KazMunaiGaz Finance Sub BV Company Guar. Notes 8.38% due 07/02/13	100,000	83,966
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	645,000	282,187
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	100,000	44,750
		1,161,508
Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Notes 8.00% due 05/03/19*	230,000	223,963
Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	300,000	219,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Company Guar. Notes 8.75% due 03/15/16*†(9)(10)	$375,000	$13,125
Satellite Telecom — 1.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	430,000	405,275
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	260,000	242,450
Intelsat Subsidiary Holding Co., Ltd. Series B Senior Notes 8.88% due 01/15/15*	200,000	185,500
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.50% due 02/01/15*(7)	350,000	290,500
		1,123,725
Sovereign Agency — 0.2%
RSHB Capital SA for OJSC Russian Agricultural Bank Loan Participation Notes 7.13% due 01/14/14	300,000	230,874
Special Purpose Entity — 0.0%
Hellas Telecommunications II SCA Sub. Notes 6.84% due 01/15/15*(1)	275,000	45,375
Steel-Producers — 0.1%
Evraz Group SA Notes 8.88% due 04/24/13*	200,000	128,000
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. 7.25% due 10/20/17*	100,000	85,500
Telecom Services — 0.4%
Axtel SA Senior Notes 7.63% due 02/01/17*	50,000	33,000
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13	40,000	33,600
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	270,000	164,700
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*	100,000	87,000
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	100,000	99,000
		417,300
Telephone-Integrated — 0.0%
Axtel SAB de CV Company Guar. Notes 7.63% due 02/01/17	70,000	46,200

Security Description	Principal Amount(16)		Market Value (Note 2)
Transport-Rail — 0.0%
TFM SA de CV Senior Notes 9.38% due 05/01/12		$30,000	$27,300
Total Foreign Corporate Bonds & Notes (cost $9,759,577)			7,642,110
FOREIGN GOVERNMENT AGENCIES — 3.8%
Sovereign — 3.8%
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	516,000	227,705
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,464,000	631,733
Federal Republic of Brazil Notes 8.00% due 01/15/18		210,000	229,110
Federal Republic of Brazil Notes 10.00% due 01/01/10	BRL	1,000	442
Federal Republic of Brazil Notes 11.00% due 08/17/40		150,000	190,500
Gabonese Republic Senior Notes 8.20% due 12/12/17*		32,000	23,520
Republic of Argentina Notes 1.33% due 12/31/38(7)		40,000	7,000
Republic of Argentina Bonds 7.00% due 09/12/13		116,000	38,570
Republic of Colombia Notes 7.38% due 01/27/17		100,000	101,200
Republic of Colombia Bonds 7.38% due 09/18/37		140,000	124,950
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	405,000,000	29,193
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	666,000,000	49,445
Republic of Panama Bonds 6.70% due 01/26/36		128,000	112,320
Republic of Panama Notes 7.25% due 03/15/15		88,000	89,760
Republic of Panama Bonds 9.38% due 04/01/29		75,000	82,312
Republic of Peru Notes 7.35% due 07/21/25		48,000	48,240

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount(16)	Market Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Peru Bonds 8.38% due 05/03/16	$50,000	$55,525
Republic of Turkey Notes 6.75% due 04/03/18	200,000	184,000
Republic of Turkey Notes 6.88% due 03/17/36	911,000	724,245
Republic of Venezuela Bonds 5.75% due 02/26/16	670,000	325,285
Republic of Venezuela Notes 8.50% due 10/08/14	193,000	118,695
Republic of Venezuela Bonds 9.38% due 01/13/34	228,000	116,850
Russian Federation Senior Bonds 7.50% due 03/31/30(7)	594,240	560,327
United Mexican States Notes 5.63% due 01/15/17	130,000	127,140
United Mexican States Notes 6.75% due 09/27/34	125,000	117,725
Total Foreign Government Agencies (cost $4,775,836)		4,315,792
LOANS — 0.4%
Diversified Financial Services — 0.4%
Wind Acquisition Holdings Finance S.A. 8.39% due 12/21/11(5)(6)(11)(12) (cost $584,841)	582,421	419,343
U.S. GOVERNMENT AGENCIES — 46.7%
Federal Home Loan Mtg. Corp. — 14.1%
4.50% due 11/01/19	275,630	285,128
5.00% due 06/01/19	54,878	57,232
5.00% due 09/01/19	129,189	134,731
5.00% due 08/01/20	543,069	565,176
5.00% due 07/01/35	253,351	261,955
5.00% due 06/01/38	3,144,295	3,246,461
5.50% due 07/01/35	205,073	213,254
5.50% due 09/01/35	388,601	404,103
5.50% due 11/01/37	2,772,602	2,880,020
5.50% due 07/01/38	2,121,473	2,203,664
6.00% due April TBA	3,189,000	3,333,500
6.00% due 09/01/22	113,269	118,757
6.00% due 01/01/34	195,107	204,659
6.00% due 08/01/35	361,115	378,116
6.00% due 01/01/38	1,468,435	1,537,111
Federal Home Loan Mtg. Corp., REMIC Series 2942, Class TF 0.91% due 03/15/35(13)	158,143	157,107
		15,980,974

Security Description	Principal Amount(16)	Market Value (Note 2)
Federal National Mtg. Assoc. — 31.6%
4.73% due 10/01/34(1)	$513,178	$522,439
4.88% due 09/01/34(1)	477,277	489,219
3.99% due 03/01/35(1)	2,776,131	2,790,040
4.50% due 06/01/19	567,130	587,381
4.62% due 12/01/34(1)	67,659	68,353
4.66% due 02/01/34(1)	27,171	27,628
4.70% due 08/01/35(1)	3,865,244	3,944,846
5.00% due April TBA	500,000	515,938
5.00% due 01/01/20	47,422	49,442
5.00% due 04/01/20	27,433	28,550
5.00% due 06/01/34	605,807	626,584
5.00% due 04/01/35	575,167	594,803
5.00% due 08/01/35	240,741	248,961
5.00% due 09/01/35	915,760	947,025
5.00% due 04/01/38	1,421,422	1,468,315
5.00% due 05/01/38	3,171,659	3,276,294
5.00% due 07/01/38	977,111	1,009,347
5.04% due 09/01/35(1)	2,488,614	2,569,815
5.50% due 09/01/19	44,569	46,738
5.50% due 10/01/22	294,838	307,742
5.50% due 02/01/35	461,690	480,193
5.50% due 03/01/35	441,658	459,358
5.50% due 06/01/35	92,698	96,413
5.50% due 07/01/35	250,576	260,619
5.50% due 08/01/35	398,438	414,780
5.50% due 09/01/35	209,177	217,560
5.50% due 11/01/35	1,472,222	1,531,225
5.50% due 02/01/36	380,909	395,818
5.50% due 03/01/36	213,052	221,591
5.50% due 03/01/37	1,014,329	1,053,815
5.50% due 08/01/37	423,000	439,466
5.50% due 06/01/38	1,163,373	1,208,661
5.50% due 08/01/38	1,151,956	1,196,799
6.00% due 09/01/32	64,877	68,398
6.00% due 10/01/34	263,469	276,285
6.00% due 08/01/35	340,496	359,977
6.00% due 11/01/35	147,035	153,912
6.00% due 01/01/36	326,236	341,494
6.00% due 03/01/36	230,900	241,590
6.00% due 05/01/36	239,632	250,727
6.00% due 10/01/37	1,976,370	2,066,528
6.00% due 09/01/38	1,131,994	1,183,633
6.50% due 10/20/34	69,699	73,330
7.50% due 02/01/30	112,974	121,751
Federal National Mtg. Assoc., REMIC Series 2005-58, Class FC 0.77% due 07/25/35(1)(13)	554,652	535,814
Series 2007-1, Class NF 0.77% due 02/25/37(1)(13)	600,332	580,317
Series 2005-122, Class FM 0.87% due 01/25/36(1)(13)	1,392,132	1,366,651
		35,716,165

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Shares/ Principal Amount(16)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 1.0%
6.00% due April TBA	$1,000,000	$1,044,688
6.00% due 02/20/35	87,742	91,745
		1,136,433
Total U.S. Government Agencies (cost $50,977,282)		52,833,572
COMMON STOCK — 0.2%
Food-Misc. — 0.0%
Wornick Co.†(5)(6)	765	38,250
Independent Power Producers — 0.0%
Mirant Corp.†	217	2,474
Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†	20,525	205,250
Transmeridian Exploration, Inc.†	126	2
		205,252
Oil-Field Services — 0.0%
Trico Marine Services, Inc.†	4,458	9,362
Total Common Stock (cost $619,810)		255,338
PREFERRED STOCK — 0.1%
Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%	142	121,046
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. 15.00%	649	5,192
Total Preferred Stock (cost $199,909)		126,238
Total Long-Term Investment Securities (cost $131,511,748)		109,361,608
SHORT-TERM INVESTMENT SECURITIES — 6.3%
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09	475,000	465,945
Time Deposits — 5.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/09	6,549,000	6,549,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 05/28/09(15)	80,000	79,978
Total Short-Term Investment Securities (cost $7,094,929)		7,094,923
TOTAL INVESTMENTS (cost $138,606,677)(19)	102.9%	116,456,531
Liabilities in excess of other assets	(2.9)	(3,322,639)
NET ASSETS	100.0%	$113,133,892

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $9,218,677 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)  Commercial Mortgage Backed Security

(3)  Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(4)  Fair valued security; see Note 2

(5)  Illiquid security. At March 31, 2009, the aggregate value of these securities was $584,873 representing 0.5% of net assets.

(6)  To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	%of Net Assets
ICO North America, Inc. Notes 7.50% due '08/15/09	08/11/2005	$25,000	$25,000
	02/15/2008	1,000	1,000
	09/11/2008	1,000	1,000
	02/26/2009	1,000	1,000
		28,000	28,000	$5,600	$20.00	0.00%
Southern Energy, Inc. Notes 7.90% due 07/15/09	01/10/2005	175,000	0	0	0.00	0.00%
Wind Acquisition Holdings Finance S.A. 8.39% due 12/21/11	06/21/2007	103,187	104,461
	10/31/2007	3,325	3,325
	11/01/2007	200,000	201,908
	11/09/2007	200,000	200,464
	01/31/2008	16,127	16,127
	04/18/2008	14,798	14,798
	07/18/2008	13,563	13,563
	10/18/2008	14,438	14,438
	01/18/2009	16,982	16,982
		582,421	586,066	419,343	72.00	0.37%
Wornick Co.	08/08/2008	$765	$98,621	38,250	50.00	0.03%
				$463,193		0.40%

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(8)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(9)  Company has filed Chapter 11 bankruptcy protection.

(10)  Bond in default

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  Collateralized Mortgage Obligation

(14)  Income may be received in cash or additional shares at the discretion of the issuer.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  Bond is in default of interest subsequent to March 31, 2009.

(18)  Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.

(19)  See Note 4 for cost of investments on a tax basis.

REMIC — Real Estate Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of March 31, 2009	Unrealized Appreciation (Depreciation)
18	Short	U. S. Treasury Long Bonds	June 2009	$2,298,455	$2,334,656	$(36,201)

BRL — Brazilian Real

IDR — Indonesian Rupiah

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
U.S. Government Agencies	27.3%
Asset Backed/Diversified	16.5
Banks-Domestic	13.7
Asset Backed/Fully Supported	11.5
Asset Backed/Auto	10.0
Diversified	5.0
Asset Backed/Credit Card	4.7
Banks-Foreign-U.S. Branch	4.0
Food & Beverage	2.7
Asset Backed/Real Estate	2.0
Asset Backed/Trade Receivables	1.3
U.S. Government Treasuries	1.0
Asset Backed/Mortgage	0.3
100.0%

Weighted average days to maturity—34 days

Credit Quality#†
Government—Agency	27.6%
Government—Treasury	1.7
AAA	1.7
AA-	1.7
A-1+	24.1
A-1	32.8
D	3.5
Not rated@	6.9
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.0%
Asset-Backed Commercial Paper — 45.9%
Barton Capital Corp. 0.71% due 05/04/09*	$2,000,000	$1,998,698
Bryant Park Funding LLC 0.50% due 04/16/09*	9,000,000	8,998,125
Cancara Asset Securitisation LLC 1.05% due 05/07/09*	4,000,000	3,995,800
Chariot Funding LLC 0.40% due 04/24/09*	4,000,000	3,998,978
Fairway Finance Corp 0.58% due 04/14/09*	4,000,000	3,999,162
Fairway Finance Corp. 0.65% due 05/11/09*	1,000,000	999,278
Falcon Asset Securitization Co. LLC 0.50% due 04/17/09*	4,000,000	3,999,111
Gemini Securitization Corp. LLC 0.55% due 04/06/09*	3,000,000	2,999,771
Gemini Securitization Corp. LLC 0.55% due 04/15/09*	2,000,000	1,999,572
Gemini Securitization Corp. LLC 0.58% due 04/02/09*	4,000,000	3,999,936
Gotham Funding Corp. 0.70% due 05/05/09*	4,000,000	3,997,356
Gotham Funding Corp. 0.77% due 06/10/09*	2,000,000	1,995,680
Gotham Funding Corp. 0.80% due 05/26/09*	1,000,000	998,778
Liberty Street Funding LLC 0.43% due 04/22/09*	3,000,000	2,999,247
Liberty Street Funding LLC 0.63% due 06/18/09*	6,000,000	5,984,880
Old Line Funding LLC 0.55% due 04/13/09*	3,000,000	2,999,450
Old Line Funding LLC 0.63% due 05/01/09*	2,500,000	2,498,687
Old Line Funding LLC 0.65% due 05/13/09*	3,000,000	2,997,725
Old Line Funding LLC 0.65% due 06/02/09*	1,000,000	998,230
Park Avenue Receivables Corp. 0.50% due 04/21/09*	2,000,000	1,999,444
Sheffield Receivables Corp. 0.60% due 04/06/09*	8,000,000	7,999,333
Sheffield Receivables Corp. 0.60% due 04/16/09*	1,000,000	999,750
Thames Asset Global Securitization, Inc. 0.65% due 04/15/09*	9,000,000	8,997,725
Variable Funding Capital Co. LLC 0.65% due 05/01/09*	2,000,000	1,998,917
Variable Funding Capital Co. LLC 0.65% due 05/13/09*	5,000,000	4,996,208
Victory Receivables Corp. 0.50% due 04/21/09*	2,500,000	2,499,306
Total Asset-Backed Commercial Paper (cost $91,958,054)		91,949,147

Security Description	Principal Amount	Market Value (Note 2)
Certificates of Deposit — 8.5%
Chase Bank USA NA 0.50% due 04/20/09	$1,000,000	$1,000,000
Chase Bank USA NA 0.55% due 05/19/09	8,000,000	8,000,000
US Bank NA 0.45% due 04/21/09	6,000,000	6,000,000
US Bank NA 0.50% due 05/21/09	2,000,000	2,000,000
Total Certificates of Deposit (cost $17,000,000)		17,000,000
Commercial Paper — 16.5%
General Electric Capital Corp. 0.15% due 04/01/09	9,000,000	9,000,000
HSBC USA, Inc. 0.45% due 04/09/09	8,000,000	7,999,200
Procter & Gamble Co. 0.28% due 05/01/09*	1,000,000	999,767
The Coca-Cola Co. 0.40% due 05/05/09*	1,500,000	1,499,433
The Coca-Cola Co. 0.43% due 05/06/09*	4,000,000	3,998,328
Wells Fargo & Co. 0.25% due 04/06/09	8,000,000	7,999,722
Wells Fargo & Co. 0.25% due 04/13/09	1,500,000	1,499,875
Total Commercial Paper (cost $32,996,325)		32,996,325
Corporate Notes — 0.8%
Branch Banking & Trust Co. Senior Notes 1.32% due 06/05/09(3)	1,000,000	991,680
Cheyne Finance LLC 4.83% due 10/25/09*(1)(2)(3)(4)(5)(7)	394,530	7,338
Cheyne Finance LLC 4.83% due 01/25/10*(1)(2)(3)(4)(5)(7)	592,099	11,013
Issuer Entity LLC 0.71% due 10/29/09(1)(3)(6)(7)	2,123,757	523,082
Total Corporate Notes (cost $3,149,882)		1,533,113
U.S. Government Agencies — 27.3%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09	9,758,000	9,758,000
0.01% due 06/18/09	3,000,000	2,998,770
0.39% due 05/18/09	3,000,000	2,998,472
0.43% due 06/29/09	5,000,000	4,997,650
0.57% due 07/20/09	1,000,000	999,360
2.56% due 08/04/09	1,000,000	1,007,020
Federal Home Loan Mtg. Corp. Disc. Notes 0.32% due 04/01/09	1,000,000	1,000,000
0.33% due 04/01/09	5,000,000	5,000,000
0.44% due 06/22/09	8,900,000	8,896,173
0.45% due 06/22/09	4,000,000	3,998,280
0.58% due 08/24/09	1,000,000	998,830
1.15% due 04/02/09	2,000,000	1,999,936
1.15% due 05/06/09	2,000,000	1,997,764

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009 (continued)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Agencies (continued)
Federal National Mtg. Assoc. Disc. Notes 0.34% due 05/11/09	$3,000,000	$2,998,867
0.54% due 06/22/09	3,000,000	2,998,710
0.57% due 09/02/09	2,000,000	1,997,340
Total U.S. Government Agencies (cost $54,627,530)		54,645,172
U.S. Government Treasuries — 1.0%
United States Treasury Bills 0.31% due 07/23/09 (cost $1,998,054)	2,000,000	1,998,680
Total Short-Term Investment Securities — 100.0% (cost $201,729,845)		200,122,437
TOTAL INVESTMENTS (cost $201,729,845)(8)	100.0%	200,122,437
Liabilities in excess of other assets	(0.0)	(53,600)
NET ASSETS	100.0%	$200,068,837

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $98,465,026 representing 49.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2009, the aggregate value of these securities was $541,433, representing 0.3% of net assets.

(2)  Security in default

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(4)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of March 31, 2009, represents the Notes' residual value that may be distributed to the Portfolio.

(6)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd. ("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issued of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 29, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(7)  Fair valued security; see Note 2

(8)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Computers	12.1%
Repurchase Agreements	9.2
Medical-Biomedical/Gene	8.5
Web Portals/ISP	8.4
Retail-Restaurants	8.1
Retail-Drug Store	7.4
Agricultural Operations	4.1
Engineering/R&D Services	3.9
Instruments-Scientific	3.8
Agricultural Chemicals	3.7
Aerospace/Defense	3.5
Commercial Services-Finance	3.4
Internet Security	3.2
Diversified Banking Institutions	3.2
Oil & Gas Drilling	2.8
Medical-Drugs	2.5
Electronic Components-Semiconductors	2.3
Finance-Other Services	2.1
Investment Management/Advisor Services	1.9
Medical-Generic Drugs	1.8
Physical Therapy/Rehabilitation Centers	1.6
Index Fund	1.6
U.S. Government Agencies	0.8
Diversified Minerals	0.6
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 88.9%
Aerospace/Defense — 3.5%
Lockheed Martin Corp.	30,317	$2,092,783
Agricultural Chemicals — 3.7%
Monsanto Co.	26,415	2,195,086
Agricultural Operations — 4.1%
Bunge, Ltd.	43,095	2,441,332
Commercial Services-Finance — 3.4%
Mastercard, Inc., Class A	12,207	2,044,428
Computers — 12.1%
Apple, Inc.†	50,457	5,304,040
Hewlett-Packard Co.	60,000	1,923,600
		7,227,640
Diversified Banking Institutions — 3.2%
JPMorgan Chase & Co.	34,529	917,781
The Goldman Sachs Group, Inc.	9,143	969,341
		1,887,122
Diversified Minerals — 0.6%
Cia Vale do Rio Doce ADR	24,860	330,638
Electronic Components-Semiconductors — 2.3%
Macrovision Solutions Corp.†	77,000	1,369,830
Engineering/R&D Services — 3.9%
ABB, Ltd. ADR	166,535	2,321,498
Finance-Other Services — 2.1%
CME Group, Inc.	5,215	1,284,924
Instruments-Scientific — 3.8%
Thermo Fisher Scientific, Inc.†	63,400	2,261,478
Internet Security — 3.2%
Symantec Corp.†	129,500	1,934,730
Investment Management/Advisor Services — 1.9%
Invesco, Ltd.	81,300	1,126,818
Medical-Biomedical/Gene — 8.5%
Celgene Corp.†	58,673	2,605,081
Gilead Sciences, Inc.†	53,540	2,479,973
		5,085,054
Medical-Drugs — 2.5%
Schering-Plough Corp.	64,292	1,514,077
Medical-Generic Drugs — 1.8%
Perrigo Co.	44,075	1,094,382
Oil & Gas Drilling — 2.8%
Transocean, Ltd.†	28,276	1,663,760
Physical Therapy/Rehabilitation Centers — 1.6%
Psychiatric Solutions, Inc.†	60,800	956,384
Retail-Drug Store — 7.4%
CVS Caremark Corp.	160,750	4,419,017
Retail-Restaurants — 8.1%
Chipotle Mexican Grill, Inc., Class A†	37,245	2,472,323
McDonald's Corp.	42,873	2,339,580
		4,811,903
Web Portals/ISP — 8.4%
Google, Inc., Class A†	14,454	5,030,859
Total Common Stock (cost $58,234,166)		53,093,743

Security Description	Shares/ Principal Amount	Market Value (Note 2)
EXCHANGE TRADED FUNDS — 1.6%
Index Fund — 1.6%
iShares Russell 1000 Growth Index Fund (cost $945,657)	26,857	$941,875
Total Long-Term Investment Securities (cost $59,179,823)		54,035,618
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 0.01% due 04/01/09 (cost $500,000)	$500,000	500,000
REPURCHASE AGREEMENT — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $208,000 and collateralized by $215,000 of United States Treasury Bills, bearing interest at 0.05% due 05/21/09 and having an approximate value of $214,957	208,000	208,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $2,711,001 and collateralized by $2,640,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,765,664	2,711,000	2,711,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,555,000	2,555,000
Total Repurchase Agreements (cost $5,474,000)		5,474,000
TOTAL INVESTMENTS (cost $65,153,823)(2)	100.5%	60,009,618
Liabilities in excess of other assets	(0.5)	(282,378)
NET ASSETS	100.0%	$59,727,240

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Wireless Equipment	13.3%
Computers	11.7
Computer Services	7.9
Internet Infrastructure Software	7.3
Applications Software	6.0
Enterprise Software/Service	5.4
Computers-Integrated Systems	5.2
E-Commerce/Products	4.9
Energy-Alternate Sources	4.6
Web Hosting/Design	3.7
Commercial Services-Finance	3.0
Electronic Components-Semiconductors	2.9
Networking Products	2.8
Web Portals/ISP	2.7
Finance-Investment Banker/Broker	2.5
Electronic Forms	2.5
Cellular Telecom	2.5
Electronic Measurement Instruments	2.4
Entertainment Software	2.3
Internet Security	2.1
Repurchase Agreement	2.0
Data Processing/Management	1.8
Power Converter/Supply Equipment	0.7
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 98.2%
Applications Software — 6.0%
Nuance Communications, Inc.†	33,000	$358,380
Salesforce.com, Inc.†	25,305	828,233
		1,186,613
Cellular Telecom — 2.5%
NII Holdings, Inc.†	32,200	483,000
Commercial Services-Finance — 3.0%
Bankrate, Inc.†	23,850	595,058
Computer Services — 7.9%
Cognizant Technology Solutions Corp., Class A†	51,365	1,067,878
IHS, Inc., Class A†	12,000	494,160
		1,562,038
Computers — 11.7%
Apple, Inc.†	5,600	588,672
Hewlett-Packard Co.	40,630	1,302,598
Research In Motion, Ltd.†	9,500	409,165
		2,300,435
Computers-Integrated Systems — 5.2%
Riverbed Technology, Inc.†	77,660	1,015,793
Data Processing/Management — 1.8%
Fiserv, Inc.†	9,800	357,308
E-Commerce/Products — 4.9%
Amazon.com, Inc.†	13,120	963,533
Electronic Components-Semiconductors — 2.9%
Macrovision Solutions Corp.†	32,000	569,280
Electronic Forms — 2.5%
Adobe Systems, Inc.†	22,700	485,553
Electronic Measurement Instruments — 2.4%
Itron, Inc.†	9,915	469,475
Energy-Alternate Sources — 4.6%
First Solar, Inc.†	6,815	904,350
Enterprise Software/Service — 5.4%
Lawson Software, Inc.†	120,900	513,825
Oracle Corp.	30,400	549,328
		1,063,153
Entertainment Software — 2.3%
Activision Blizzard, Inc.†	43,200	451,872
Finance-Investment Banker/Broker — 2.5%
The Charles Schwab Corp.	32,400	502,200
Internet Infrastructure Software — 7.3%
AsiaInfo Holdings, Inc.†	85,835	1,446,320
Internet Security — 2.1%
McAfee, Inc.†	12,200	408,700
Networking Products — 2.8%
Cisco Systems, Inc.†	32,400	543,348
Power Converter/Supply Equipment — 0.7%
Energy Conversion Devices, Inc.†	10,325	137,013
Web Hosting/Design — 3.7%
Equinix, Inc.†	12,935	726,300
Web Portals/ISP — 2.7%
Google, Inc., Class A†	1,500	522,090

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment — 13.3%
American Tower Corp., Class A†	21,785	$662,917
QUALCOMM, Inc.	50,280	1,956,395
		2,619,312
Total Long-Term Investment Securities (cost $21,724,368)		19,312,744
REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $400,000)	$400,000	400,000
TOTAL INVESTMENTS (cost $22,124,368)(2)	100.2%	19,712,744
Other assets less liabilities	(0.2)	(34,026)
NET ASSETS	100.0%	$19,678,718

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreement.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Telephone-Integrated	8.7%
Oil Companies-Integrated	7.5
Diversified Banking Institutions	7.5
Oil & Gas Drilling	6.7
Aerospace/Defense	6.5
Web Portals/ISP	6.1
Computers	5.3
Repurchase Agreements	4.5
Retail-Restaurants	4.2
Wireless Equipment	4.2
Agricultural Chemicals	4.0
Commercial Services-Finance	3.8
Food-Misc.	3.5
Applications Software	3.5
Medical Products	3.3
Retail-Discount	3.3
Electric-Integrated	3.2
Cable TV	3.1
Medical-Drugs	2.7
Aerospace/Defense-Equipment	2.7
Real Estate Investment Trusts	2.6
Insurance Brokers	2.0
Time Deposits	0.4
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 87.7%
Aerospace/Defense — 6.5%
Boeing Co.	22,600	$804,108
Lockheed Martin Corp.	17,874	1,233,842
		2,037,950
Aerospace/Defense-Equipment — 2.7%
United Technologies Corp.	20,000	859,600
Agricultural Chemicals — 4.0%
Monsanto Co.	14,994	1,246,001
Applications Software — 3.5%
Microsoft Corp.	60,000	1,102,200
Cable TV — 3.1%
Comcast Corp., Special Class A	76,093	979,317
Commercial Services-Finance — 3.8%
Mastercard, Inc., Class A	7,197	1,205,354
Computers — 5.3%
Apple, Inc.†	6,363	668,879
Dell, Inc.†	104,600	991,608
		1,660,487
Diversified Banking Institutions — 7.5%
Bank of America Corp.	70,000	477,400
JPMorgan Chase & Co.	49,994	1,328,840
The Goldman Sachs Group, Inc.	5,293	561,164
		2,367,404
Electric-Integrated — 3.2%
FPL Group, Inc.	20,000	1,014,600
Food-Misc. — 3.5%
Kraft Foods, Inc., Class A	50,000	1,114,500
Insurance Brokers — 2.0%
Willis Group Holdings, Ltd.	28,600	629,200
Medical Products — 3.3%
Johnson & Johnson	20,000	1,052,000
Medical-Drugs — 2.7%
Schering-Plough Corp.	36,733	865,062
Oil & Gas Drilling — 6.7%
Helmerich & Payne, Inc.	47,700	1,086,129
Transocean, Ltd.†	17,538	1,031,936
		2,118,065
Oil Companies-Integrated — 7.5%
Chevron Corp.	20,000	1,344,800
Marathon Oil Corp.	39,100	1,027,939
		2,372,739
Retail-Discount — 3.3%
Wal-Mart Stores, Inc.	20,000	1,042,000
Retail-Restaurants — 4.2%
McDonald's Corp.	24,495	1,336,692
Telephone-Integrated — 4.6%
AT&T, Inc.	50,000	1,260,000
Level 3 Communications, Inc.†	199,045	183,121
		1,443,121
Web Portals/ISP — 6.1%
Google, Inc., Class A†	5,479	1,907,021

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wireless Equipment — 4.2%
Crown Castle International Corp.†	64,400	$1,314,404
Total Common Stock (cost $35,294,586)		27,667,717
CONVERTIBLE BONDS & NOTES — 6.7%
Real Estate Investment Trusts — 2.6%
Vornado Realty Trust Company Guar. Notes 2.85% due 04/01/27	$1,100,000	825,000
Telephone-Integrated — 4.1%
Level 3 Communications, Inc. Notes 10.00% due 05/01/11	2,000,000	1,297,500
Total Convertible Bonds & Notes (cost $1,930,129)		2,122,500
Total Long-Term Investment Securities (cost $37,224,715)		29,790,217
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/09 (cost $118,000)	118,000	118,000
REPURCHASE AGREEMENT — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $1,282,000 and collateralized by $1,250,000 of United States Treasury Bills, bearing interest at 4.38% due 09/17/10 and having an approximate value of $1,309,500	1,282,000	1,282,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	140,000	140,000
Total Repurchase Agreements (cost $1,422,000)		1,422,000
TOTAL INVESTMENTS (cost $38,764,715)(2)	99.3%	31,330,217
Liabilities in excess of other assets	0.7	214,562
NET ASSETS	100.0%	$31,544,779

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Insurance-Multi-line	18.1%
Oil Companies-Exploration & Production	9.6
Retail-Building Products	6.7
Real Estate Operations & Development	6.5
Telephone-Integrated	6.4
Banks-Commercial	5.3
Publishing-Newspapers	5.2
Real Estate Investment Trusts	4.7
Banks-Fiduciary	4.3
Banks-Super Regional	4.2
Steel-Producers	3.5
Repurchase Agreement	3.4
Electronic Components-Misc.	3.4
Diversified Operations	2.7
Telecom Equipment-Fiber Optics	2.7
Applications Software	2.1
Electronic Components-Semiconductors	2.1
Food-Misc.	1.8
Medical-Drugs	1.7
Diversified Banking Institutions	1.5
Machinery-Farming	1.3
Oil-Field Services	1.2
Finance-Credit Card	1.1
Building-Residential/Commercial	0.6
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.7%
Applications Software — 2.1%
Microsoft Corp.	78,400	$1,440,208
Banks-Commercial — 5.3%
M&T Bank Corp.	80,000	3,619,200
Banks-Fiduciary — 4.3%
The Bank of New York Mellon Corp.	104,213	2,944,017
Banks-Super Regional — 4.2%
Wells Fargo & Co.	200,000	2,848,000
Building-Residential/Commercial — 0.6%
M.D.C Holdings, Inc.	12,500	389,250
Diversified Banking Institutions — 1.5%
The Goldman Sachs Group, Inc.	9,495	1,006,660
Diversified Operations — 2.7%
Hutchison Whampoa, Ltd.(1)	380,600	1,874,030
Electronic Components-Misc. — 3.4%
AVX Corp.	253,722	2,303,796
Electronic Components-Semiconductors — 2.1%
Intel Corp.	95,325	1,434,641
Finance-Credit Card — 1.1%
American Express Co.	54,570	743,789
Food-Misc. — 1.8%
Kraft Foods, Inc., Class A	54,935	1,224,501
Insurance-Multi-line — 18.1%
Cincinnati Financial Corp.	135,000	3,087,450
Loews Corp.	200,000	4,420,000
Old Republic International Corp.	450,000	4,869,000
		12,376,450
Machinery-Farming — 1.3%
Deere & Co.	28,105	923,811
Medical-Drugs — 1.7%
Pfizer, Inc.	85,920	1,170,230
Oil Companies-Exploration & Production — 9.6%
Cimarex Energy Co.	35,000	643,300
Devon Energy Corp.	75,000	3,351,750
EnCana Corp.	63,500	2,578,735
		6,573,785
Oil-Field Services — 1.2%
Baker Hughes, Inc.	29,850	852,218
Publishing-Newspapers — 5.2%
The Washington Post Co., Class B	10,000	3,571,000
Real Estate Investment Trusts — 4.7%
Kimco Realty Corp.	420,000	3,200,400
Real Estate Operations & Development — 6.5%
Hang Lung Group, Ltd.(1)	602,000	1,843,172
Henderson Land Development Co., Ltd.(1)	693,000	2,647,458
		4,490,630
Retail-Building Products — 6.7%
Home Depot, Inc.	196,100	4,620,116
Steel-Producers — 3.5%
POSCO ADR	36,200	2,419,246
Telecom Equipment-Fiber Optics — 2.7%
Sycamore Networks, Inc.†	700,941	1,871,513

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Telephone-Integrated — 6.4%
AT&T, Inc.	37,300	$939,960
Telephone & Data Systems, Inc. — Special Shares(3)	145,000	3,429,250
		4,369,210
Total Long-Term Investment Securities (cost $83,307,282)		66,266,701
REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $2,360,000 and collateralized by $2,305,000 of Federal Home Loan Bank Notes, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,414,718 (cost $2,360,000)	$2,360,000	2,360,000
TOTAL INVESTMENTS (cost $85,667,282)(2)	100.1%	68,626,701
Liabilities in excess of other assets	(0.1)	(63,439)
NET ASSETS	100.0%	$68,563,262

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  Illiquid security. At March 31, 2009, the aggregate value of these securities was $3,429,250 representing 5.0% of net assets.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.3%
International Equity Investment Companies	25.7
Fixed Income Investment Companies	2.9
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 71.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	387,717	$2,071,876
Seasons Series Trust Focus Value Portfolio, Class 3	397,988	3,103,531
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,362,924	20,037,212
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,736,896	25,388,558
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	297,308	1,860,343
Seasons Series Trust Mid Cap Value Portfolio, Class 3	708,585	5,283,740
Seasons Series Trust Small Cap Portfolio, Class 3	3,297,223	16,179,369
Total Domestic Equity Investment Companies (cost $128,208,651)		73,924,629
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	94,859	999,022
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	251,065	2,019,764
Total Fixed Income Investment Companies (cost $3,526,653)		3,018,786
International Equity Investment Companies — 25.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $55,255,646)	5,382,725	26,693,505
TOTAL INVESTMENTS (cost $186,990,950)(1)	99.9%	103,636,920
Other assets less liabilities	0.1	118,584
NET ASSETS	100.0%	$103,755,504

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	58.6%
Fixed Income Investment Companies	22.4
International Equity Investment Companies	18.9
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 58.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	954,105	$5,098,536
Seasons Series Trust Focus Value Portfolio, Class 3	1,216,952	9,489,858
Seasons Series Trust Large Cap Growth Portfolio, Class 3	10,003,844	59,605,614
Seasons Series Trust Large Cap Value Portfolio, Class 3	12,796,890	86,942,364
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	731,332	4,576,158
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,381,142	17,755,580
Seasons Series Trust Small Cap Portfolio, Class 3	8,884,717	43,597,022
Total Domestic Equity Investment Companies (cost $377,253,463)		227,065,132
Fixed Income Investment Companies — 22.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,989,934	63,083,737
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,979,005	23,965,463
Total Fixed Income Investment Companies (cost $94,012,996)		87,049,200
International Equity Investment Companies — 18.9%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $141,855,448)	14,756,783	73,180,450
TOTAL INVESTMENTS (cost $613,121,907)(1)	99.9%	387,294,782
Other assets less liabilities	0.1	530,114
NET ASSETS	100.0%	$387,824,896

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.8%
Fixed Income Investment Companies	33.7
International Equity Investment Companies	15.6
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 50.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	507,529	$2,712,129
Seasons Series Trust Focus Value Portfolio, Class 3	476,461	3,715,473
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,317,991	25,727,759
Seasons Series Trust Large Cap Value Portfolio, Class 3	5,539,146	37,633,084
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	286,443	1,792,359
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,118,129	8,337,609
Seasons Series Trust Small Cap Portfolio, Class 3	3,038,810	14,911,344
Total Domestic Equity Investment Companies (cost $154,807,598)		94,829,757
Fixed Income Investment Companies — 33.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,723,892	39,218,633
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,949,300	23,726,488
Total Fixed Income Investment Companies (cost $69,324,247)		62,945,121
International Equity Investment Companies — 15.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $55,724,167)	5,850,776	29,014,619
TOTAL INVESTMENTS (cost $279,856,012)(1)	100.1%	186,789,497
Liabilities in excess of other assets	(0.1)	(114,552)
NET ASSETS	100.0%	$186,674,945

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2009 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	49.1%
Domestic Equity Investment Companies	39.7
International Equity Investment Companies	11.6
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2009

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES#— 100.4%
Domestic Equity Investment Companies — 39.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	234,640	$1,253,864
Seasons Series Trust Focus Value Portfolio, Class 3	314,549	2,452,872
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,151,789	12,820,940
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,177,757	21,589,756
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	99,254	621,064
Seasons Series Trust Mid Cap Value Portfolio, Class 3	581,500	4,336,100
Seasons Series Trust Small Cap Portfolio, Class 3	1,143,697	5,612,086
Total Domestic Equity Investment Companies (cost $75,186,688)		48,686,682
Fixed Income Investment Companies — 49.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,942,936	41,525,518
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,336,854	18,799,491
Total Fixed Income Investment Companies (cost $65,420,039)		60,325,009
International Equity Investment Companies — 11.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $25,240,773)	2,873,130	14,248,157
TOTAL INVESTMENTS (cost $165,847,500)(1)	100.4%	123,259,848
Liabilities in excess of other assets	(0.4)	(452,315)
NET ASSETS	100.0%	$122,807,533

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2009

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$73,311,244	$141,426,261	$116,171,387	$93,187,830	$169,262,804	$151,119,294
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value*	307,845	509,797	219,609	206,863	40,121,815	6,570,960
Repurchase agreements (cost approximates market value)	6,409,000	14,884,000	7,335,000	5,370,000	4,391,000	—
Total investments	80,028,089	156,820,058	123,725,996	98,764,693	213,775,619	157,690,254
Cash	—	110,411	101,485	95,103	15,151	3,927
Foreign cash*	—	—	—	1,772	105,138	13,810
Due from broker	—	—	170,000	—	—	—
Receivable for:
Fund shares sold	24,016	35,162	286,182	279,659	274,598	198,775
Dividends and interest	250,494	729,614	851,298	773,065	752,058	198,021
Investments sold	3,041,337	9,395,759	8,410,639	8,914,163	15,844,660	772,557
Interest on swap contracts	—	—	—	—	125,721	—
Prepaid expenses and other assets	391	736	553	390	2,648	1,097
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	15,538	—
Variation margin on futures contracts	6,247	20,418	25,063	20,590	337,469	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	792,788	—
Swap premiums paid	—	—	—	—	89,711	—
Unrealized appreciation on swap contracts	—	—	—	—	1,732,084	—
Total assets	83,350,574	167,112,158	133,571,216	108,849,435	233,863,183	158,878,441
LIABILITIES:
Payable for:
Fund shares redeemed	177,663	279,977	162,055	97,100	330,213	273,846
Investments purchased	4,828,687	16,839,020	16,300,695	18,105,901	32,322,653	1,116,654
Interest on swap contracts	—	—	—	—	245,834	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	57,307	105,596	79,598	59,022	132,052	110,483
Service fees — Class 2	4,118	9,886	8,481	6,533	12,316	10,174
Service fees — Class 3	6,237	10,806	7,145	5,618	12,835	10,882
Trustees' fees and expenses	1,331	2,510	1,956	1,436	3,180	2,545
Other accrued expenses	87,996	105,483	90,700	83,821	179,178	79,939
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	1,376,718	—
Due to custodian	66,280	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	486,242	—
Unrealized depreciation on forward foreign currency contracts	38,891	133,728	150,381	162,643	1,103,479	—
Swap premiums received	—	—	—	—	19,873	—
Unrealized depreciation on swap contracts	—	—	—	—	1,999,445	—
Total liabilities	5,268,510	17,487,006	16,801,011	18,522,074	38,224,018	1,604,523
NET ASSETS	$78,082,064	$149,625,152	$116,770,205	$90,327,361	$195,639,165	$157,273,918
* Cost
Long-term investment securities (unaffiliated)	$81,962,395	$157,636,148	$131,644,611	$102,857,636	$226,086,479	$184,572,584
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$307,845	$509,797	$219,609	$206,863	$40,118,155	$6,570,960
Foreign cash	$—	$—	$—	$1,758	$104,819	$14,098
@ Premiums received on options written	$—	$—	$—	$—	$338,152	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$112,279,897	$186,413,134	$132,741,641	$99,072,190	$310,344,868	$225,399,143
Accumulated undistributed net investment income (loss)	1,144,967	5,005,675	6,994,825	4,942,967	114,775	168,636
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(26,656,298)	(25,434,948)	(7,352,650)	(3,812,516)	(60,700,660)	(34,837,367)
Unrealized appreciation (depreciation) on investments	(8,651,151)	(16,209,887)	(15,473,224)	(9,669,806)	(56,820,015)	(33,453,290)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	1,319	(19,695)	4,065	(52,777)	3,517,981	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(36,670)	(129,127)	(144,452)	(152,697)	(817,784)	(3,204)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$78,082,064	$149,625,152	$116,770,205	$90,327,361	$195,639,165	$157,273,918
Class 1 (unlimited shares authorized):
Net assets	$14,674,212	$18,161,034	$15,643,003	$12,585,364	$27,652,970	$22,607,008
Shares of beneficial interest issued and outstanding	1,441,338	1,835,229	1,580,346	1,221,490	4,373,024	2,509,042
Net asset value, offering and redemption price per share	$10.18	$9.90	$9.90	$10.30	$6.32	$9.01
Class 2 (unlimited shares authorized):
Net assets	$33,168,071	$79,325,211	$67,097,450	$51,084,543	$103,278,749	$81,944,083
Shares of beneficial interest issued and outstanding	3,263,570	8,034,500	6,793,703	4,968,731	16,357,113	9,163,028
Net asset value, offering and redemption price per share	$10.16	$9.87	$9.88	$10.28	$6.31	$8.94
Class 3 (unlimited shares authorized):
Net assets	$30,239,781	$52,138,907	$34,029,752	$26,657,454	$64,707,446	$52,722,827
Shares of beneficial interest issued and outstanding	2,979,032	5,286,953	3,450,235	2,595,849	10,261,986	5,918,632
Net asset value, offering and redemption price per share	$10.15	$9.86	$9.86	$10.27	$6.31	$8.91

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$179,416,027	$19,640,781	$238,492,010	$66,492,686	$99,308,969	$114,098,252
Long-term investment securities, at market value (affiliated)*	—	2,400	60,250	—	—	—
Short-term investment securities, at market value*	2,809,997	268,954	3,002,172	95,098	24,998	—
Repurchase agreements (cost approximates market value)	3,469,000	208,000	480,000	2,179,000	2,222,000	15,470,000
Total investments	185,695,024	20,120,135	242,034,432	68,766,784	101,555,967	129,568,252
Cash	2,003	20,165	1,038	509	1,018	1,810
Foreign cash*	24,209	648	—	—	—	—
Due from broker	10,000	30,000	11,000	61,000	61,000	101,000
Receivable for:
Fund shares sold	260,460	42,157	776,401	79,941	429,845	419,912
Dividends and interest	135,205	34,698	672,068	43,330	241,562	129,365
Investments sold	373,272	330,350	3,229,584	762,369	1,009,179	1,841,486
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	977	145	2,374	955	2,585	906
Due from investment adviser for expense reimbursements/fee waivers	—	9,991	—	—	—	—
Variation margin on futures contracts	1,100	2,625	4,600	8,800	8,800	11,480
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	186,502,250	20,590,914	246,731,497	69,723,688	103,309,956	132,074,211
LIABILITIES:
Payable for:
Fund shares redeemed	907,864	24,562	172,808	323,856	95,766	37,761
Investments purchased	504,347	158,040	2,277,906	1,162,293	1,636,766	3,080,301
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	117,394	13,227	161,821	44,714	71,735	86,420
Service fees — Class 2	4,669	1,430	5,024	4,003	4,378	3,102
Service fees — Class 3	28,129	1,504	41,068	5,564	12,877	19,644
Trustees' fees and expenses	2,399	525	3,832	1,370	1,867	1,957
Other accrued expenses	86,765	64,983	106,772	71,240	81,814	86,765
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	1,651,567	264,271	2,769,231	1,613,040	1,905,203	3,315,950
NET ASSETS	$184,850,683	$20,326,643	$243,962,266	$68,110,648	$101,404,753	$128,758,261
* Cost
Long-term investment securities (unaffiliated)	$228,298,946	$25,227,970	$372,003,118	$94,099,614	$143,717,395	$157,819,711
Long-term investment securities (affiliated)	$—	$144,283	$1,545,186	$—	$—	$—
Short-term investment securities (unaffiliated)	$2,809,997	$268,954	$3,002,172	$95,098	$24,998	$—
Foreign cash	$23,308	$662	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$252,157,760	$33,796,076	$418,528,533	$113,581,900	$194,275,416	$233,965,953
Accumulated undistributed net investment income (loss)	(637,167)	251,198	7,280,771	(319)	1,831,207	4,614
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(17,808,767)	(8,002,966)	(46,875,574)	(17,897,766)	(50,327,126)	(61,540,218)
Unrealized appreciation (depreciation) on investments	(48,882,919)	(5,729,072)	(134,996,044)	(27,606,928)	(44,408,426)	(43,721,459)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	22,280	11,566	24,580	33,682	33,682	49,371
Unrealized foreign exchange gain (loss) on other assets and liabilities	(504)	(159)	—	79	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$184,850,683	$20,326,643	$243,962,266	$68,110,648	$101,404,753	$128,758,261
Class 1 (unlimited shares authorized):
Net assets	$3,800,690	$1,205,101	$5,653,613	$4,535,273	$4,583,031	$3,031,600
Shares of beneficial interest issued and outstanding	627,564	212,864	829,835	704,690	612,117	603,864
Net asset value, offering and redemption price per share	$6.06	$5.66	$6.81	$6.44	$7.49	$5.02
Class 2 (unlimited shares authorized):
Net assets	$37,914,038	$11,740,720	$41,858,223	$32,612,660	$36,149,537	$25,717,804
Shares of beneficial interest issued and outstanding	6,329,046	2,077,625	6,155,469	5,162,909	4,840,136	5,200,354
Net asset value, offering and redemption price per share	$5.99	$5.65	$6.80	$6.32	$7.47	$4.95
Class 3 (unlimited shares authorized):
Net assets	$143,135,955	$7,380,822	$196,450,430	$30,962,715	$60,672,185	$100,008,857
Shares of beneficial interest issued and outstanding	24,023,009	1,307,511	28,915,770	4,948,782	8,136,360	20,383,899
Net asset value, offering and redemption price per share	$5.96	$5.64	$6.79	$6.26	$7.46	$4.91

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$219,680,022	$272,532,727	$109,361,608	$—	$54,035,618	$19,312,744
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value*	1,596,999	58,828	7,094,923	200,122,437	500,000	—
Repurchase agreements (cost approximates market value)	2,102,000	23,288,000	—	—	5,474,000	400,000
Total investments	223,379,021	295,879,555	116,456,531	200,122,437	60,009,618	19,712,744
Cash	2,198	46,929	83,521	371	1,933	133,936
Foreign cash*	432,575	—	790	—	—	—
Due from broker	210,000	—	—	—	—	—
Receivable for:
Fund shares sold	928,746	511,090	126,856	557,281	84,357	13,288
Dividends and interest	1,322,903	2,841,918	1,836,407	45,209	11,842	3,531
Investments sold	4,742,970	1,134,252	303,916	—	—	104,834
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,088	761	92	317	3,356	1,133
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	1,865
Variation margin on futures contracts	39,851	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	231,059,352	300,414,505	118,808,113	200,725,615	60,111,106	19,971,331
LIABILITIES:
Payable for:
Fund shares redeemed	62,277	1,230,032	415,021	476,291	226,484	229,071
Investments purchased	3,872,316	6,908,249	5,055,841	—	46,953	—
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	16,420	—	—	—	—	—
Investment advisory and management fees	180,419	160,943	77,614	76,756	48,015	18,901
Service fees — Class 2	5,387	11,009	—	11,989	3,398	1,159
Service fees — Class 3	37,397	38,894	24,254	21,976	5,939	2,003
Trustees' fees and expenses	3,910	3,503	1,456	1,866	1,066	363
Other accrued expenses	162,891	114,734	86,535	67,900	52,011	41,116
Line of credit	181,768	—	—	—	—	—
Variation margin on futures contracts	—	—	13,500	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	4,522,785	8,467,364	5,674,221	656,778	383,866	292,613
NET ASSETS	$226,536,567	$291,947,141	$113,133,892	$200,068,837	$59,727,240	$19,678,718
* Cost
Long-term investment securities (unaffiliated)	$295,252,262	$279,955,710	$131,511,748	$—	$59,179,823	$21,724,368
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$1,596,999	$58,828	$7,094,929	$201,729,845	$500,000	$—
Foreign cash	$431,681	$—	$778	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$429,388,220	$290,331,511	$143,073,881	$200,495,474	$79,672,674	$28,635,053
Accumulated undistributed net investment income (loss)	4,092,481	11,489,723	1,756,043	2,140,736	(6)	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(131,513,325)	(2,451,110)	(9,509,185)	(959,965)	(14,801,223)	(6,544,711)
Unrealized appreciation (depreciation) on investments	(75,572,240)	(7,422,983)	(22,150,146)	(1,607,408)	(5,144,205)	(2,411,624)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	85,045	—	(36,201)	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	72,806	—	(500)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(16,420)	—	—	—	—	—
NET ASSETS	$226,536,567	$291,947,141	$113,133,892	$200,068,837	$59,727,240	$19,678,718
Class 1 (unlimited shares authorized):
Net assets	$5,406,673	$6,975,866	$—	$7,353,906	$1,959,785	—
Shares of beneficial interest issued and outstanding	1,088,348	659,486	—	667,219	359,176	—
Net asset value, offering and redemption price per share	$4.97	$10.58	$—	$11.02	$5.46	—
Class 2 (unlimited shares authorized):
Net assets	$44,014,339	$84,863,937	$—	$90,513,952	$27,692,663	$9,713,047
Shares of beneficial interest issued and outstanding	8,864,191	8,039,660	—	8,228,272	5,145,634	2,876,127
Net asset value, offering and redemption price per share	$4.97	$10.56	$—	$11.00	$5.38	$3.38
Class 3 (unlimited shares authorized):
Net assets	$177,115,555	$200,107,338	$113,133,892	$102,200,979	$30,074,792	$9,965,671
Shares of beneficial interest issued and outstanding	35,719,163	19,001,008	14,076,039	9,303,284	5,627,991	2,972,812
Net asset value, offering and redemption price per share	$4.96	$10.53	$8.04	$10.99	$5.34	$3.35

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$29,790,217	$66,266,701	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	—	—	103,636,920	387,294,782	186,789,497	123,259,848
Short-term investment securities, at market value*	118,000	—	—	—	—	—
Repurchase agreements (cost approximates market value)	1,422,000	2,360,000	—	—	—	—
Total investments	31,330,217	68,626,701	103,636,920	387,294,782	186,789,497	123,259,848
Cash	1,828	1,863	—	277,752	97,296	—
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	185,872	234,769	189,642	947,657	496,672	234,026
Dividends and interest	133,376	89,268	—	—	—	—
Investments sold	—	—	43,279	—	—	994
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	683	9,276	137	136	138	137
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	31,651,976	68,961,877	103,869,978	388,520,327	187,383,603	123,495,005
LIABILITIES:
Payable for:
Fund shares redeemed	31,980	113,864	14,177	293,252	536,997	631,963
Investments purchased	—	160,712	—	277,752	97,296	—
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	25,490	55,170	8,341	31,197	15,212	10,105
Service fees — Class 2	2,005	3,589	—	—	—	—
Service fees — Class 3	3,031	7,810	—	—	—	—
Trustees' fees and expenses	622	1,466	1,801	5,044	2,576	1,435
Other accrued expenses	44,069	56,004	46,876	88,186	56,577	42,975
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Due to custodian	—	—	43,279	—	—	994
Call and put options written, at market value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	107,197	398,615	114,474	695,431	708,658	687,472
NET ASSETS	$31,544,779	$68,563,262	$103,755,504	$387,824,896	$186,674,945	$122,807,533
* Cost
Long-term investment securities (unaffiliated)	$37,224,715	$83,307,282	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$186,990,950	$613,121,907	$279,856,012	$165,847,500
Short-term investment securities (unaffiliated)	$118,000	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2009

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$59,755,412	$127,737,296	$192,813,697	$614,276,269	$283,222,908	$163,512,527
Accumulated undistributed net investment income (loss)	566,867	1,685,520	4,520,444	16,201,055	8,356,695	5,343,231
Accumulated undistributed net realized gain (loss) on investments, futures contracts, swap contracts, options contracts, and foreign exchange transactions	(21,343,002)	(43,818,973)	(10,224,607)	(16,825,303)	(11,838,143)	(3,460,573)
Unrealized appreciation (depreciation) on investments	(7,434,498)	(17,040,581)	(83,354,030)	(225,827,125)	(93,066,515)	(42,587,652)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$31,544,779	$68,563,262	$103,755,504	$387,824,896	$186,674,945	$122,807,533
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$16,592,291	$29,670,059	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,788,519	3,797,980	—	—	—	—
Net asset value, offering and redemption price per share	$4.38	$7.81	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$14,952,488	$38,893,203	$103,755,504	$387,824,896	$186,674,945	$122,807,533
Shares of beneficial interest issued and outstanding	3,424,535	4,987,588	17,345,224	55,104,088	25,729,315	15,568,054
Net asset value, offering and redemption price per share	$4.37	$7.80	$5.98	$7.04	$7.26	$7.89

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the Year ended March 31, 2009

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation Diverisfied Growth	Stock
Investment Income:
Dividends (unaffiliated)	$758,018	$1,175,857	$712,918	$292,693	$5,349,899	$2,561,308
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,856,214	5,460,962	6,860,193	6,104,219	3,236,457	116,258
Total investment income*	2,614,232	6,636,819	7,573,111	6,396,912	8,586,356	2,677,566
Expenses:
Investment advisory and management fees	1,007,256	1,812,746	1,346,000	945,776	2,291,191	1,850,888
Service fees:
Class 2	76,508	178,619	148,173	108,753	225,163	178,513
Class 3	103,348	170,690	114,815	83,393	209,999	171,054
Custodian and accounting fees	211,791	236,287	193,734	181,963	585,680	132,546
Reports to shareholders	19,927	36,343	28,910	23,023	44,440	33,592
Audit and tax fees	34,717	35,949	35,385	34,829	36,704	29,946
Legal fees	3,608	6,435	6,963	3,722	6,750	5,679
Trustees' fees and expenses	8,773	16,620	13,057	9,719	21,032	16,474
Interest expense	475	733	922	520	—	5
Other expenses	14,194	16,704	15,151	13,789	16,925	19,574
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,480,597	2,511,126	1,903,110	1,405,487	3,437,884	2,438,271
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	(272,212)	—
Custody credits earned on cash balances	(3,126)	(3,886)	(1,293)	(617)	(8)	(250)
Fees paid indirectly (Note 6)	(16,192)	(26,137)	(2,156)	(614)	(35,896)	(5,015)
Net expenses	1,461,279	2,481,103	1,899,661	1,404,256	3,129,768	2,433,006
Net investment income (loss)	1,152,953	4,155,716	5,673,450	4,992,656	5,456,588	244,560
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(8,235,347)	(16,127,228)	(5,303,729)	(3,927,818)	(51,965,116)	(33,384,636)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts and bond forward contracts	(186,241)	(608,272)	(835,244)	(865,142)	(13,381,215)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	308,132	1,035,318	1,205,503	1,228,115	4,930,061	(68,955)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(8,113,456)	(15,700,182)	(4,933,470)	(3,564,845)	(60,416,270)	(33,453,591)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(27,846,323)	(41,019,657)	(27,286,338)	(12,981,233)	(59,051,231)	(53,555,219)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts	131,801	346,530	465,028	386,716	5,627,106	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(33,730)	(114,455)	(128,306)	(139,240)	635,057	(3,843)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	13,478	—
Net unrealized gain (loss) on investments and foreign currencies	(27,748,252)	(40,787,582)	(26,949,616)	(12,733,757)	(52,775,590)	(53,559,062)
Net realized and unrealized gain (loss) on investments and foreign currencies	(35,861,708)	(56,487,764)	(31,883,086)	(16,298,602)	(113,191,860)	(87,012,653)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,708,755)	$(52,332,048)	$(26,209,636)	$(11,305,946)	$(107,735,272)	$(86,768,093)
* Net of foreign withholding taxes on interest and dividends of	$15,731	$20,067	$9,766	$2,718	$330,298	$81,682
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2009

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid-Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$2,213,484	$669,202	$10,758,701	$940,822	$3,721,780	$2,051,914
Dividends (affiliated)	61,020	1,284	13,043	—	—	—
Interest (unaffiliated)	53,618	9,139	192,847	31,783	26,320	94,248
Total investment income*	2,328,122	679,625	10,964,591	972,605	3,748,100	2,146,162
Expenses:
Investment advisory and management fees	1,694,120	259,959	2,614,401	968,069	1,352,788	1,439,096
Service fees:
Class 2	91,287	29,124	104,488	82,758	92,894	62,772
Class 3	362,876	28,008	631,776	129,603	223,305	306,719
Custodian and accounting fees	153,378	168,189	192,489	161,741	176,926	269,361
Reports to shareholders	37,382	5,240	63,150	17,745	24,526	30,152
Audit and tax fees	29,673	27,633	31,359	28,743	29,244	29,351
Legal fees	6,642	3,630	6,526	6,919	6,502	6,991
Trustees' fees and expenses	16,694	2,490	25,964	8,629	11,971	12,928
Interest expense	485	30	665	1,313	406	203
Other expenses	17,198	11,910	20,572	13,468	14,491	15,495
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,409,735	536,213	3,691,390	1,418,988	1,933,053	2,173,068
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(121,592)	—	—	—	—
Custody credits earned on cash balances	(3,376)	(46)	(188)	(103)	(75)	(855)
Fees paid indirectly (Note 6)	(14,226)	(2,138)	(8,873)	(6,008)	(15,514)	(33,097)
Net expenses	2,392,133	412,437	3,682,329	1,412,877	1,917,464	2,139,116
Net investment income (loss)	(64,011)	267,188	7,282,262	(440,272)	1,830,636	7,046
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(13,839,383)	(6,812,505)	(41,920,305)	(16,681,575)	(47,903,919)	(43,904,026)
Net realized gain (loss) on investments (affiliated)	(1,051,165)	(61,841)	(204,472)	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts and bond forward contracts	(197,280)	(132,799)	(288,831)	(290,773)	(290,773)	(662,660)
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,633)	(4,540)	(1,187)	(2,695)	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(15,089,461)	(7,011,685)	(42,414,795)	(16,975,043)	(48,194,692)	(44,566,686)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(73,620,499)	(7,760,916)	(126,299,754)	(33,623,428)	(28,501,673)	(31,034,244)
Change in unrealized appreciation (depreciation) on investments (affiliated)	427,394	(63,527)	(1,139,703)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts	4,700	483	(8,300)	(2,909)	(2,909)	(8,666)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,126)	(1,043)	89	(286)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	600	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(73,191,531)	(7,824,403)	(127,447,668)	(33,626,623)	(28,504,582)	(31,042,910)
Net realized and unrealized gain (loss) on investments and foreign currencies	(88,280,992)	(14,836,088)	(169,862,463)	(50,601,666)	(76,699,274)	(75,609,596)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(88,345,003)	$(14,568,900)	$(162,580,201)	$(51,041,938)	$(74,868,638)	$(75,602,550)
* Net of foreign withholding taxes on interest and dividends of	$26,045	$4,471	$29,644	$3,219	$361	$502
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2009

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$12,159,500	$33,965	$14,570	$—	$780,844	$63,602
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	53,229	14,389,564	9,618,681	3,390,869	72,478	7,073
Total investment income*	12,212,729	14,423,529	9,633,251	3,390,869	853,322	70,675
Expenses:
Investment advisory and management fees	3,137,500	2,104,294	1,018,993	759,290	900,537	365,233
Service fees:
Class 2	123,429	151,456	—	124,763	64,044	23,475
Class 3	608,368	500,250	318,435	201,071	111,716	36,961
Custodian and accounting fees	597,617	214,509	108,212	49,560	69,827	46,256
Reports to shareholders	59,430	70,013	28,173	41,433	16,634	5,595
Audit and tax fees	37,914	35,841	46,471	31,227	26,691	25,980
Legal fees	5,332	8,830	4,660	17,214	3,387	3,676
Trustees' fees and expenses	26,118	24,801	10,140	14,641	6,983	2,149
Interest expense	5,220	2,313	1,767	—	859	2,145
Other expenses	23,419	15,424	9,609	11,529	12,249	8,651
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	4,624,347	3,127,731	1,546,460	1,250,728	1,212,927	520,121
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	(48,644)
Custody credits earned on cash balances	(2,900)	(7,210)	(1,531)	(908)	(2,879)	(150)
Fees paid indirectly (Note 6)	(1,958)	—	—	—	(10,391)	(12,060)
Net expenses	4,619,489	3,120,521	1,544,929	1,249,820	1,199,657	459,267
Net investment income (loss)	7,593,240	11,303,008	8,088,322	2,141,049	(346,335)	(388,592)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(125,978,338)	(948,951)	(8,927,681)	(927,771)	(11,844,076)	(5,381,942)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts and bond forward contracts	(2,285,786)	28,916	82,681	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,447,893)	—	(1,403)	—	(6)	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	(6,106)	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	8,474	—
Net realized gain (loss) on investments and foreign currencies	(129,712,017)	(920,035)	(8,846,403)	(927,771)	(11,841,714)	(5,381,942)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(82,074,977)	(14,765,291)	(16,857,687)	(418,643)	(27,028,445)	(3,992,876)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts	57,798	(4,956)	(34,762)	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	89,366	—	128	—	(1)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(16,420)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(81,944,233)	(14,770,247)	(16,892,321)	(418,643)	(27,028,446)	(3,992,876)
Net realized and unrealized gain (loss) on investments and foreign currencies	(211,656,250)	(15,690,282)	(25,738,724)	(1,346,414)	(38,870,160)	(9,374,818)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(204,063,010)	$(4,387,274)	$(17,650,402)	$794,635	$(39,216,495)	$(9,763,410)
* Net of foreign withholding taxes on interest and dividends of	$1,091,719	$(777)	$(1,898)	$—	$3,755	$—
** Net of foreign withholding taxes on capital gains of	$16,420	$—	$267	$—	$—	$—

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the Year ended March 31, 2009

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$956,228	$3,241,168	$—	$—	$—	$—
Dividends (affiliated)	—	—	1,880,264	8,616,961	5,461,306	4,021,567
Interest (unaffiliated)	323,012	18,127	—	—	—	—
Total investment income*	1,279,240	3,259,295	1,880,264	8,616,961	5,461,306	4,021,567
Expenses:
Investment advisory and management fees	522,385	1,214,118	153,298	443,826	225,293	128,567
Service fees:
Class 2	42,186	74,131	—	—	—	—
Class 3	60,286	179,978	—	—	—	—
Custodian and accounting fees	45,017	76,228	22,141	20,735	22,629	19,894
Reports to shareholders	8,085	21,723	27,421	99,870	48,224	28,819
Audit and tax fees	26,251	27,183	21,011	24,439	21,832	20,534
Legal fees	3,434	7,099	6,750	8,319	7,693	3,886
Trustees' fees and expenses	4,008	9,389	12,100	34,516	17,623	10,099
Interest expense	338	1,618	—	—	—	—
Other expenses	10,474	11,872	10,059	17,768	12,512	9,526
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	722,464	1,623,339	252,780	649,473	355,806	221,325
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(140)	(117)	(1)	(5,058)	(1,476)	(533)
Fees paid indirectly (Note 6)	(9,956)	(37,458)	—	—	—	—
Net expenses	712,368	1,585,764	252,779	644,415	354,330	220,792
Net investment income (loss)	566,872	1,673,531	1,627,485	7,972,546	5,106,976	3,800,775
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(16,786,355)	(41,533,128)	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	(18,186,338)	(40,413,182)	(21,191,653)	(8,171,134)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	11,103,352	32,104,236	12,982,255	6,381,304
Net realized gain (loss) on futures contracts, options contracts, swap contracts and bond forward contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(5)	15,714	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—	—
Net increase from payments by affiliates (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(16,786,360)	(41,517,414)	(7,082,986)	(8,308,946)	(8,209,398)	(1,789,830)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,747,452)	(16,746,273)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(67,466,372)	(194,005,666)	(78,418,520)	(38,611,659)
Change in unrealized appreciation (depreciation) on futures contracts, options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	1,952	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(5,747,452)	(16,744,321)	(67,466,372)	(194,005,666)	(78,418,520)	(38,611,659)
Net realized and unrealized gain (loss) on investments and foreign currencies	(22,533,812)	(58,261,735)	(74,549,358)	(202,314,612)	(86,627,918)	(40,401,489)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,966,940)	$(56,588,204)	$(72,921,873)	$(194,342,066)	$(81,520,942)	$(36,600,714)
* Net of foreign withholding taxes on interest and dividends of	$—	$34,553	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$1,152,953	$1,472,145	$4,155,716	$5,531,351	$5,673,450	$7,381,014
Net realized gain (loss) on investments and foreign currencies	(8,113,456)	549,851	(15,700,182)	(742,109)	(4,933,470)	7,577,486
Net unrealized gain (loss) on investments and foreign currencies	(27,748,252)	2,728,891	(40,787,582)	2,210,152	(26,949,616)	(1,203,210)
Net increase (decrease) in net assets resulting from operations	(34,708,755)	4,750,887	(52,332,048)	6,999,394	(26,209,636)	13,755,290
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(315,919)	(557,021)	(730,480)	(939,678)	(1,020,612)	(1,105,519)
Net investment income — Class 2	(674,177)	(1,294,598)	(3,027,562)	(4,065,888)	(4,383,457)	(5,197,705)
Net investment income — Class 3	(545,514)	(758,241)	(1,821,775)	(1,921,887)	(2,065,883)	(2,153,955)
Net realized gain on investments — Class 1	—	—	(727,409)	(579,740)	(990,830)	(432,622)
Net realized gain on investments — Class 2	—	—	(3,203,184)	(2,656,631)	(4,398,611)	(2,112,235)
Net realized gain on investments — Class 3	—	—	(2,008,437)	(1,306,318)	(2,119,546)	(897,958)
Total distributions to shareholders	(1,535,610)	(2,609,860)	(11,518,847)	(11,470,142)	(14,978,939)	(11,899,994)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(28,475,413)	(15,912,594)	(53,628,975)	(30,969,555)	(49,719,954)	(31,853,418)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(64,719,778)	(13,771,567)	(117,479,870)	(35,440,303)	(90,908,529)	(29,998,122)
NET ASSETS:
Beginning of period	142,801,842	156,573,409	267,105,022	302,545,325	207,678,734	237,676,856
End of period†	$78,082,064	$142,801,842	$149,625,152	$267,105,022	$116,770,205	$207,678,734
† Includes accumulated undistributed net investment income (loss)	$1,144,967	$962,606	$5,005,675	$4,765,457	$6,994,825	$6,987,353

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$4,992,656	$5,961,103	$5,456,588	$6,773,400	$244,560	$239,952
Net realized gain (loss) on investments and foreign currencies	(3,564,845)	3,380,942	(60,416,270)	29,249,003	(33,453,591)	21,803,559
Net unrealized gain (loss) on investments and foreign currencies	(12,733,757)	(1,513,259)	(52,775,590)	(55,605,536)	(53,559,062)	(32,136,617)
Net increase (decrease) in net assets resulting from operations	(11,305,946)	7,828,786	(107,735,272)	(19,583,133)	(86,768,093)	(10,093,106)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(848,910)	(1,074,910)	(2,190,979)	(1,084,459)	(75,359)	(165,617)
Net investment income — Class 2	(3,587,596)	(4,333,632)	(8,140,999)	(4,035,365)	(65,975)	(408,309)
Net investment income — Class 3	(1,727,842)	(1,508,013)	(4,831,452)	(1,806,778)	—	(121,871)
Net realized gain on investments — Class 1	(415,663)	(60,147)	(3,485,975)	(4,241,319)	(3,069,899)	(3,440,054)
Net realized gain on investments — Class 2	(1,809,225)	(250,240)	(13,385,369)	(16,979,392)	(11,467,013)	(13,466,702)
Net realized gain on investments — Class 3	(888,469)	(88,939)	(8,115,987)	(7,998,895)	(7,187,209)	(6,508,072)
Total distributions to shareholders	(9,277,705)	(7,315,881)	(40,150,761)	(36,146,208)	(21,865,455)	(24,110,625)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(36,558,200)	(13,754,481)	(3,026,493)	12,087,326	(14,439,256)	2,350,641
TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,141,851)	(13,241,576)	(150,912,526)	(43,642,015)	(123,072,804)	(31,853,090)
NET ASSETS:
Beginning of period	147,469,212	160,710,788	346,551,691	390,193,706	280,346,722	312,199,812
End of period†	$90,327,361	$147,469,212	$195,639,165	$346,551,691	$157,273,918	$280,346,722
† Includes accumulated undistributed net investment income (loss)	$4,942,967	$5,841,487	$114,775	$11,468,995	$168,636	$134,365

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$(64,011)	$(52,921)	$267,188	$289,822	$7,282,262	$5,366,095
Net realized gain (loss) on investments and foreign currencies	(15,089,461)	10,311,368	(7,011,685)	2,483,630	(42,414,795)	22,456,935
Net unrealized gain (loss) on investments and foreign currencies	(73,191,531)	(900,618)	(7,824,403)	(4,520,899)	(127,447,668)	(54,015,404)
Net increase (decrease) in net assets resulting from operations	(88,345,003)	9,357,829	(14,568,900)	(1,747,447)	(162,580,201)	(26,192,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(58,826)	(21,890)	(18,172)	(162,925)	(176,444)
Net investment income — Class 2	—	(475,797)	(175,941)	(159,492)	(1,059,392)	(1,153,220)
Net investment income — Class 3	—	(785,263)	(95,688)	(64,741)	(4,142,238)	(2,195,338)
Net realized gain on investments — Class 1	(264,497)	(76,931)	(166,698)	(109,466)	(630,278)	(572,521)
Net realized gain on investments — Class 2	(2,661,522)	(784,359)	(1,601,077)	(1,221,661)	(4,590,468)	(4,267,913)
Net realized gain on investments — Class 3	(7,444,416)	(1,550,341)	(993,487)	(603,175)	(19,357,603)	(8,913,225)
Total distributions to shareholders	(10,370,435)	(3,731,517)	(3,054,781)	(2,176,707)	(29,942,904)	(17,278,661)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	24,779,006	7,392,222	(5,926,451)	(3,715,643)	73,269,873	69,936,341
TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,936,432)	13,018,534	(23,550,132)	(7,639,797)	(119,253,232)	26,465,306
NET ASSETS:
Beginning of period	258,787,115	245,768,581	43,876,775	51,516,572	363,215,498	336,750,192
End of period†	$184,850,683	$258,787,115	$20,326,643	$43,876,775	$243,962,266	$363,215,498
† Includes accumulated undistributed net investment income (loss)	$(637,167)	$(770,402)	$251,198	$282,274	$7,280,771	$5,364,250

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$(440,272)	$(755,068)	$1,830,636	$1,537,217	$6,704	$(122,352)
Net realized gain (loss) on investments and foreign currencies	(16,975,043)	16,380,714	(48,194,692)	20,847,341	(44,558,129)	(6,864,202)
Net unrealized gain (loss) on investments and foreign currencies	(33,626,623)	(19,088,000)	(28,504,582)	(56,238,144)	(31,051,125)	(29,660,671)
Net increase (decrease) in net assets resulting from operations	(51,041,938)	(3,462,354)	(74,868,638)	(33,853,586)	(75,602,550)	(36,647,225)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(86,518)	(104,477)	—	—
Net investment income — Class 2	—	—	(570,796)	(652,519)	—	—
Net investment income — Class 3	—	—	(879,742)	(575,295)	—	—
Net realized gain on investments — Class 1	(993,036)	(950,009)	(968,961)	(1,263,520)	(212,260)	(579,077)
Net realized gain on investments — Class 2	(7,578,831)	(8,121,074)	(7,737,387)	(9,813,686)	(1,862,156)	(5,131,463)
Net realized gain on investments — Class 3	(7,478,405)	(6,361,587)	(13,601,838)	(10,281,694)	(6,583,783)	(10,178,785)
Total distributions to shareholders	(16,050,272)	(15,432,670)	(23,845,242)	(22,691,191)	(8,658,199)	(15,889,325)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(16,002,092)	5,707,173	4,753,447	37,950,963	24,023,415	32,316,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,094,302)	(13,187,851)	(93,960,433)	(18,593,814)	(60,237,334)	(20,220,205)
NET ASSETS:
Beginning of period	151,204,950	164,392,801	195,365,186	213,959,000	188,995,595	209,215,800
End of period†	$68,110,648	$151,204,950	$101,404,753	$195,365,186	$128,758,261	$188,995,595
† Includes accumulated undistributed net investment income (loss)	$(319)	$468	$1,831,207	$1,537,712	$4,614	$8,878

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$7,593,240	$4,918,603	$11,303,008	$10,845,849	$8,088,322	$6,437,215
Net realized gain (loss) on investments and foreign currencies	(129,712,017)	27,287,914	(920,035)	(60,581)	(8,846,403)	(115,466)
Net unrealized gain (loss) on investments and foreign currencies	(81,944,233)	(54,774,174)	(14,770,247)	7,748,026	(16,892,321)	(6,758,370)
Net increase (decrease) in net assets resulting from operations	(204,063,010)	(22,567,657)	(4,387,274)	18,533,294	(17,650,402)	(436,621)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(213,517)	(133,711)	(278,192)	(245,299)	—	—
Net investment income — Class 2	(1,626,540)	(1,068,410)	(3,587,869)	(3,125,372)	—	—
Net investment income — Class 3	(5,820,991)	(1,922,932)	(7,131,305)	(5,109,975)	(8,268,956)	(6,128,965)
Net realized gain on investments — Class 1	(687,858)	(888,984)	—	—	—	—
Net realized gain on investments — Class 2	(5,740,260)	(8,389,613)	—	—	—	—
Net realized gain on investments — Class 3	(21,834,473)	(17,080,457)	—	—	—	(657,436)
Total distributions to shareholders	(35,923,639)	(29,484,107)	(10,997,366)	(8,480,646)	(8,268,956)	(6,786,401)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	55,840,683	75,269,677	(17,352,633)	79,629,443	8,489,242	40,683,013
TOTAL INCREASE (DECREASE) IN NET ASSETS	(184,145,966)	23,217,913	(32,737,273)	89,682,091	(17,430,116)	33,459,991
NET ASSETS:
Beginning of period	410,682,533	387,464,620	324,684,414	235,002,323	130,564,008	97,104,017
End of period†	$226,536,567	$410,682,533	$291,947,141	$324,684,414	$113,133,892	$130,564,008
† Includes accumulated undistributed net investment income (loss)	$4,092,481	$5,496,438	$11,489,723	$10,999,328	$1,756,043	$1,867,424

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$2,141,049	$4,913,070	$(346,335)	$(683,488)	$(388,592)	$(594,381)
Net realized gain (loss) on investments and foreign currencies	(927,771)	(31,977)	(11,841,714)	4,283,928	(5,381,942)	3,119,425
Net unrealized gain (loss) on investments and foreign currencies	(418,643)	(1,186,968)	(27,028,446)	671,564	(3,992,876)	(5,072,244)
Net increase (decrease) in net assets resulting from operations	794,635	3,694,125	(39,216,495)	4,272,004	(9,763,410)	(2,547,200)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(208,528)	(286,885)	—	—	—	—
Net investment income — Class 2	(2,406,786)	(2,165,097)	—	—	—	—
Net investment income — Class 3	(2,297,756)	(1,901,187)	—	—	—	—
Net realized gain on investments — Class 1	(12)	—	(191,721)	—	—	—
Net realized gain on investments — Class 2	(151)	—	(2,776,665)	—	(1,568,516)	—
Net realized gain on investments — Class 3	(150)	—	(3,005,462)	—	(1,561,076)	—
Total distributions to shareholders	(4,913,383)	(4,353,169)	(5,973,848)	—	(3,129,592)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	75,674,244	20,850,930	(11,463,296)	(7,571,631)	(7,907,083)	(22,674)
TOTAL INCREASE (DECREASE) IN NET ASSETS	71,555,496	20,191,886	(56,653,639)	(3,299,627)	(20,800,085)	(2,569,874)
NET ASSETS:
Beginning of period	128,513,341	108,321,455	116,380,879	119,680,506	40,478,803	43,048,677
End of period†	$200,068,837	$128,513,341	$59,727,240	$116,380,879	$19,678,718	$40,478,803
† Includes accumulated undistributed net investment income (loss)	$2,140,736	$4,913,070	$(6)	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$566,872	$141,908	$1,673,531	$2,202,959	$1,627,485	$1,060,247
Net realized gain (loss) on investments and foreign currencies	(16,786,360)	2,696,849	(41,517,414)	11,567,242	(7,082,986)	15,754,177
Net unrealized gain (loss) on investments and foreign currencies	(5,747,452)	(11,242,983)	(16,744,321)	(25,807,136)	(67,466,372)	(30,229,425)
Net increase (decrease) in net assets resulting from operations	(21,966,940)	(8,404,226)	(56,588,204)	(12,036,935)	(72,921,873)	(13,415,001)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	(90,447)	(251,488)	(813,135)	(653,759)	—	—
Net investment income — Class 3	(51,463)	(167,606)	(1,360,894)	(664,196)	(5,034,687)	(2,203,451)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	(3,758,799)	(6,398,570)	(4,924,125)	(8,370,527)	—	—
Net realized gain on investments — Class 3	(3,433,350)	(5,152,918)	(8,876,543)	(9,581,618)	(12,009,587)	(3,673,419)
Total distributions to shareholders	(7,334,059)	(11,970,582)	(15,974,697)	(19,270,100)	(17,044,274)	(5,876,870)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(10,194,668)	4,669,120	(17,301,968)	29,089,127	(1,832,401)	34,624,621
TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,495,667)	(15,705,688)	(89,864,869)	(2,217,908)	(91,798,548)	15,332,750
NET ASSETS:
Beginning of period	71,040,446	86,746,134	158,428,131	160,646,039	195,554,052	180,221,302
End of period†	$31,544,779	$71,040,446	$68,563,262	$158,428,131	$103,755,504	$195,554,052
† Includes accumulated undistributed net investment income (loss)	$566,867	$141,910	$1,685,520	$2,170,304	$4,520,444	$5,034,687

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008	For the year ended March 31, 2009	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$7,972,546	$4,153,506	$5,106,976	$3,650,657	$3,800,775	$2,106,958
Net realized gain (loss) on investments and foreign currencies	(8,308,946)	22,574,221	(8,209,398)	12,274,574	(1,789,830)	4,464,924
Net unrealized gain (loss) on investments and foreign currencies	(194,005,666)	(49,770,263)	(78,418,520)	(24,470,582)	(38,611,659)	(8,139,444)
Net increase (decrease) in net assets resulting from operations	(194,342,066)	(23,042,536)	(81,520,942)	(8,545,351)	(36,600,714)	(1,567,562)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(10,407,311)	(3,815,404)	(6,509,131)	(2,839,134)	(3,067,878)	(1,382,720)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	(16,582,754)	(5,092,326)	(9,769,105)	(4,043,422)	(3,556,817)	(1,366,876)
Total distributions to shareholders	(26,990,065)	(8,907,730)	(16,278,236)	(6,882,556)	(6,624,695)	(2,749,596)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	180,425,640	201,056,806	48,350,868	81,610,360	43,286,491	44,806,372
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,906,491)	169,106,540	(49,448,310)	66,182,453	61,082	40,489,214
NET ASSETS:
Beginning of period	428,731,387	259,624,847	236,123,255	169,940,802	122,746,451	82,257,237
End of period†	$387,824,896	$428,731,387	$186,674,945	$236,123,255	$122,807,533	$122,746,451
† Includes accumulated undistributed net investment income (loss)	$16,201,055	$10,407,311	$8,356,695	$6,509,131	$5,343,231	$3,067,878

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser")*, an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

*  Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income, and Cash Management Portfolios is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo	Growth component Janus	Balanced component Lord Abbett/ SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, AIG Global Investment Corp. ("AIGGIC"), with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, " Fair Value Measurements " ("FAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$49,855,186	$(37,572)	$76,115,120	$(153,423)	$35,891,233	$(146,316)
Level 2 — Other Significant Observable Inputs	30,069,610	—	80,469,822	—	87,450,127	—
Level 3 — Significant Unobservable Inputs	103,293	—	235,116	—	384,636	—
Total	$80,028,089	$(37,572)	$156,820,058	$(153,423)	$123,725,996	$(146,316)
	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$16,220,102	$(215,420)	$86,596,539	$3,621,022	$145,191,960	$—
Level 2 — Other Significant Observable Inputs	82,306,519	—	127,117,602	(413,732)	12,498,294	—
Level 3 — Significant Unobservable Inputs	238,072	—	61,478	—	—	—
Total	$98,764,693	$(215,420)	$213,775,619	$3,207,290	$157,690,254	$—
	Large Cap Growth Portfolio		Large Cap Composite Portfolio		Large Cap Value Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$172,488,503	$22,280	$19,364,342	$11,566	$237,359,696	$24,580
Level 2 — Other Significant Observable Inputs	13,206,521	—	755,793	—	4,674,736	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—
Total	$185,695,024	$22,280	$20,120,135	$11,566	$242,034,432	$24,580
	Mid Cap Growth Portfolio		Mid Cap Value Portfolio		Small Cap Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$64,990,689	$33,682	$99,308,969	$33,682	$114,090,993	$49,371
Level 2 — Other Significant Observable Inputs	3,776,095	—	2,246,998	—	15,476,683	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	576	—
Total	$68,766,784	$33,682	$101,555,967	$33,682	$129,568,252	$49,371
	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$16,974,425	$85,045	$94,047,034	$—	$338,134	$(36,201)
Level 2 — Other Significant Observable Inputs	206,382,668	—	201,409,082	—	114,606,844	—
Level 3 — Significant Unobservable Inputs	21,928	—	423,439	—	1,511,553	—
Total	$223,379,021	$85,045	$295,879,555	$—	$116,456,531	$(36,201)

	Cash Management Portfolio		Focus Growth Portfolio		Focus TechNet Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$1,998,680	$—	$54,035,618	$—	$19,312,744	$—
Level 2 — Other Significant Observable Inputs	197,582,324	—	5,974,000	—	400,000	—
Level 3 — Significant Unobservable Inputs	541,433	—	—	—	—	—
Total	$200,122,437	$—	$60,009,618	$—	$19,712,744	$—
	Focus Growth and Income Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$27,667,717	$—	$59,902,041	$—	$103,636,920	$—
Level 2 — Other Significant Observable Inputs	3,662,500	—	8,724,660	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—
Total	$31,330,217	$—	$68,626,701	$—	$103,636,920	$—
	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Unadjusted Quoted Prices	$387,294,782	$—	$186,789,497	$—	$123,259,848	$—
Level 2 — Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 — Significant Unobservable Inputs	—	—	—	—	—	—
Total	$387,294,782	$—	$186,789,497	$—	$123,259,848	$—

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—
Accrued discounts/premiums	13	—	13	—	—	—
Realized gain(loss)	6	—	145	—	60	—
Change in unrealized appreciation(depreciation)	(57,626)	—	(119,154)	—	(205,059)	—
Net purchases(sales)	1,865	—	499	—	7,890	—
Transfers in and/or out of Level 3	159,035	—	353,613	—	581,745	—
Balance as of 3/31/2009	$103,293	$—	$235,116	$—	$384,636	$—

	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Small Cap Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	30	—	(31,626)	—	—	—
Change in unrealized appreciation(depreciation)	(123,392)	—	(59,828)	—	76	—
Net purchases(sales)	751	—	102,028	—	500	—
Transfers in and/or out of Level 3	360,683	—	50,904	—	—	—
Balance as of 3/31/2009	$238,072	$—	$61,478	$—	$576	$—
	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$162,984	$—	$0	$—	$0	$—
Accrued discounts/premiums	—	—	83	—	1,747	—
Realized gain(loss)	(98,415)	—	(1,125)	—	(419)	—
Change in unrealized appreciation(depreciation)	26,300	—	(143,788)	—	(380,575)	—
Net purchases(sales)	(110,342)	—	38,213	—	702,144	—
Transfers in and/or out of Level 3	41,401	—	530,056	—	1,188,656	—
Balance as of 3/31/2009	$21,928	$—	$423,439	$—	$1,511,553	$—
	Cash Management Portfolio
	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$3,666,786	$—
Accrued discounts/premiums	—	—
Realized gain(loss)	(929,659)	—
Change in unrealized appreciation(depreciation)	(421,802)	—
Net purchases(sales)	(1,773,892)	—
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/2009	$541,433	$—

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	1.41%	$3,000,000
Multi-Managed Moderate Growth	2.83	6,000,000
Large Cap Composite	0.04	87,000
Small Cap	4.71	10,000,000
Focus Growth	1.20	2,555,000
Focus TechNet	0.19	400,000
Focus Growth and Income	0.07	140,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $212,131,000, a repurchase price of $212,131,059, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.17%	07/16/09	$173,760,000	$173,673,120
U.S. Treasury Bills	0.27	08/13/09	42,745,000	42,702,255

At March 31, 2009, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.57%	$1,433,000
Multi-Managed Moderate Growth	0.64	1,601,000
Small Cap	1.22	3,055,000
Diversified Fixed Income	3.52	8,809,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,694, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.00%	07/15/12	$250,000,000	$255,000,032

At March 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	1.94%	$1,230,000
Multi-Managed Moderate Growth	9.39	5,970,000
Multi-Managed Income/Equity	8.92	5,670,000
Multi-Managed Income	7.51	4,775,000
Large Cap Value	0.75	475,000
Mid Cap Growth	2.68	1,705,000
Diversified Fixed Income	11.98	7,615,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Banc of America Securities, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $63,555,000, a repurchase price of $63,555,177, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	6.88%	08/15/25	$45,215,000	$64,850,349

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin'' and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At March 31, 2009, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Managed Moderate Income/Equity Portfolio, Large Cap Growth Portfolio, Large Cap Composite Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio and International Equity Portfolio include amounts set aside for margin requirements for open futures contracts.

Swap Contracts:  Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. The Portfolios amortize upfront payments and receipts on the Swap agreements on a daily basis with the net amount recorded as a component of realized gain (loss) in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the period ended March 31, 2009, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Strategic Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the year ended March 31, 2009, the following Portfolio had Options written:

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2008	4,840,071	$307,069
Options written	83,939	1,028,318
Options terminated in closing purchase transactions	1,993,325	596,414
Options exercised	—	—
Options expired (written)	490	400,821
Options outstanding as of March 31, 2009	2,930,195	$338,152

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  New Accounting Pronouncements: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161 ("FAS 161"), Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effect on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Portfolios' disclosures in the financial statements.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2009
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,519,632	$(17,784,578)	(10,091,352)	$1,535,610	$—
Multi-Managed Moderate Growth	5,376,962	(10,003,198)	(17,824,453)	7,021,769	4,497,078
Multi-Managed Income/Equity	7,091,307	767,469	(16,211,494)	8,632,876	6,346,063
Multi-Managed Income	4,827,999	134,965	(9,906,893)	7,373,218	1,904,487
Asset Allocation: Diversified Growth	837,263	(22,523,463)	(66,345,048)	16,783,067	23,367,694
Stock	168,739	(3,797,117)	(36,970,782)	2,694,581	19,170,874
Large Cap Growth	—	(2,873,151)	(52,139,136)	1,877,020	8,493,415
Large Cap Composite	251,274	(2,143,468)	(6,369,551)	1,335,346	1,719,435
Large Cap Value	7,282,457	(7,993,846)	(138,181,593)	8,808,353	21,134,551
Mid Cap Growth	—	(821,664)	(28,020,700)	3,840,490	12,209,782
Mid Cap Value	1,830,168	(10,369,645)	(45,801,954)	5,772,164	18,073,078
Small Cap	4,607	(25,378,984)	(44,667,357)	3,180,369	5,477,830
International Equity	4,495,952	(48,455,106)	(77,889,166)	18,387,477	17,536,162
Diversified Fixed Income	11,519,222	(283,943)	(7,561,559)	10,997,366	—
Strategic Fixed Income	2,085,886	(1,727,605)	(22,265,967)	8,268,956	—
Cash Management	2,147,324	(1,121,063)	(1,452,684)	4,913,383	—
Focus Growth	—	(7,580,006)	(5,157,295)	2,681,659	3,292,189
Focus TechNet	—	(4,533,375)	(2,450,835)	1,716,426	1,413,166
Focus Growth and Income	566,872	(6,110,033)	(7,846,708)	2,427,207	4,906,852
Focus Value	1,685,520	(14,439,580)	(17,224,558)	5,402,569	10,572,128
Allocation Growth	4,520,444	(1,037,877)	(90,239,654)	5,048,521	11,995,753
Allocation Moderate Growth	16,201,055	577,175	(237,427,476)	10,407,311	16,582,754
Allocation Moderate	8,356,695	659,559	(105,453,890)	6,589,352	9,688,884
Allocation Balanced	5,343,232	1,582,628	(47,630,854)	3,067,878	3,556,817

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2008
	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$2,609,860	$—
Multi-Managed Moderate Growth	6,927,453	4,542,689
Multi-Managed Income/Equity	8,457,179	3,442,815
Multi-Managed Income	6,916,554	399,327
Asset Allocation: Diversified Growth	12,983,587	23,162,621
Stock	4,405,247	19,705,377
Large Cap Growth	1,319,886	2,411,631
Large Cap Composite	797,512	1,379,195
Large Cap Value	6,115,559	11,163,102
Mid Cap Growth	4,576,602	10,856,068
Mid Cap Value	3,856,147	18,835,044
Small Cap	8,795,972	7,093,353
International Equity	16,947,094	12,537,013
Diversified Fixed Income	8,480,646	—
Strategic Fixed Income	6,532,629	253,772
Cash Management	4,353,169	—
Focus Growth	—	—
Focus TechNet	—	—
Focus Growth and Income	5,398,581	6,572,001
Focus Value	6,983,110	12,286,990
Allocation Growth	2,277,434	3,599,436
Allocation Moderate Growth	4,242,475	4,665,255
Allocation Moderate	3,077,168	3,805,388
Allocation Balanced	1,583,350	1,166,246

As of March 31, 2009, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	2011	2012	2013	2014	2015	2016	2017
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—	$221,445	$5,092,552
Multi-Managed Moderate Growth	—	—	—	—	—	—	10,003,198
Multi-Managed Income/Equity	—	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—	22,523,463
Stock	—	—	—	—	—	—	3,797,117
Large Cap Growth	—	—	—	—	—	—	2,873,151
Large Cap Composite	—	—	—	—	—	—	2,143,468
Large Cap Value	—	—	—	—	—	—	7,993,846
Mid Cap Growth	—	—	—	—	—	—	821,664
Mid Cap Value	—	—	—	—	—	—	10,369,645
Small Cap	—	—	—	—	—	—	25,378,984
International Equity	—	—	—	—	—	—	48,445,106
Diversified Fixed Income	—	—	—	—	171,224	112,719	—
Strategic Fixed Income	—	—	—	—	—	—	1,727,605
Cash Management	—	—	—	—	—	160,999	960,064
Focus Growth	—	—	—	—	—	—	7,580,006
Focus TechNet	—	—	—	—	—	—	4,533,375
Focus Growth and Income	—	—	—	—	—	—	6,110,033
Focus Value	—	—	—	—	—	—	14,439,580
Allocation Growth	—	—	—	—	—	—	1,037,877
Allocation Moderate Growth	—	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—	—

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2009

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Composite	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	—
Diversified Fixed Income	599,254
Strategic Fixed Income	—
Cash Management	—
Focus Growth	—
Focus TechNet	—
Focus Growth and Income	—
Focus Value	—
Allocation Growth	—
Allocation Moderate Growth	—
Allocation Moderate	—
Allocation Balanced	—

Under the current law, capital losses, and currency losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2009, the Funds elected to defer losses as follows:

Portfolio	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$7,838,847	$—
Multi-Managed Moderate Growth	14,327,173	—
Multi-Managed Income/Equity	7,603,346	—
Multi-Managed Income	3,717,648	—
Asset Allocation: Diversified Growth	26,671,663	—
Stock	27,526,066	—
Large Cap Growth	12,294,790	—
Large Cap Composite	5,207,615	76
Large Cap Value	35,671,598	1,687
Mid Cap Growth	16,628,888	—
Mid Cap Value	38,529,232	—
Small Cap	35,165,960	—
International Equity	80,696,363	267,813
Diversified Fixed Income	2,008,108	—
Strategic Fixed Income	7,702,483	186,650
Cash Management	214	—
Focus Growth	7,208,128	6
Focus TechNet	1,972,125	—
Focus Growth and Income	14,820,760	5
Focus Value	29,195,416	—
Allocation Growth	2,301,107	—
Allocation Moderate Growth	5,802,127	—
Allocation Moderate	110,327	—
Allocation Balanced	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$3,731,207	$(13,835,481)	$(10,104,274)	$90,132,363
Multi-Managed Moderate Growth	6,127,153	(23,993,174)	(17,866,021)	174,686,079
Multi-Managed Income/Equity	3,323,176	(19,583,382)	(16,260,206)	139,986,202
Multi-Managed Income	2,376,799	(12,339,960)	(9,963,161)	108,727,854
Asset Allocation: Diversified Growth	5,267,428	(69,097,440)	(63,830,012)	277,605,631
Stock	792,539	(37,760,012)	(36,967,473)	194,657,727
Large Cap Growth	1,126,538	(53,265,170)	(52,138,632)	237,833,656
Large Cap Composite	517,454	(6,886,846)	(6,369,392)	26,489,527
Large Cap Value	1,946,667	(140,128,260)	(138,181,593)	380,216,025
Mid Cap Growth	1,846,076	(29,866,855)	(28,020,779)	96,787,563
Mid Cap Value	437,338	(46,239,292)	(45,801,954)	147,357,921
Small Cap	2,166,590	(46,833,947)	(44,667,357)	174,235,609
International Equity	2,313,877	(80,313,605)	(77,999,728)	301,378,749
Diversified Fixed Income	9,263,411	(16,824,970)	(7,561,559)	303,441,114
Strategic Fixed Income	2,453,562	(24,719,029)	(22,265,467)	138,721,998
Cash Management	19,808	(1,472,492)	(1,452,684)	201,575,121
Focus Growth	4,187,144	(9,344,439)	(5,157,295)	65,166,913
Focus TechNet	1,684,505	(4,135,340)	(2,450,835)	22,163,579
Focus Growth and Income	402,145	(8,248,853)	(7,846,708)	39,176,925
Focus Value	1,304,562	(18,529,120)	(17,224,558)	85,851,259
Allocation Growth	—	(90,239,654)	(90,239,654)	193,876,574
Allocation Moderate Growth	—	(237,427,476)	(237,427,476)	624,722,258
Allocation Moderate	—	(105,453,890)	(105,453,890)	292,243,387
Allocation Balanced	—	(47,630,854)	(47,630,854)	170,890,702

For the period ended March 31, 2009, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$565,018	$(565,018)	$—
Multi-Managed Moderate Growth	1,664,319	(1,664,319)	—
Multi-Managed Income/Equity	1,803,974	(1,803,974)	—
Multi-Managed Income	273,172	(273,172)	—
Asset Allocation: Diversified Growth	(1,647,378)	1,647,378	—
Stock	(68,955)	68,955	—
Large Cap Growth	197,246	(128,401)	(68,845)
Large Cap Composite	(4,745)	4,745	—
Large Cap Value	(1,186)	1,186	—
Mid Cap Growth	439,485	3,163	(442,648)
Mid Cap Value	(85)	85	—
Small Cap	(11,310)	11,310	—
International Equity	(1,336,149)	1,336,149	—
Diversified Fixed Income	184,753	(184,753)	—
Strategic Fixed Income	69,252	(69,252)	—
Cash Management	(313)	313	—
Focus Growth	346,329	521	(346,850)
Focus TechNet	388,592	—	(388,592)
Focus Growth and Income	(5)	5	—
Focus Value	15,714	(15,714)	—
Allocation Growth	2,892,959	(2,892,959)	—
Allocation Moderate Growth	8,228,509	(8,228,509)	—
Allocation Moderate	3,249,719	(3,249,719)	—
Allocation Balanced	1,542,456	(1,552,456)	10,000

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%

Portfolio	Assets	Management Fees
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income	0-$200 million	0.80%
	> $200 million	0.75%
	> $500 million	0.70%
Cash Management	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(2)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1) Effective October 1, 2005, the Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the period ending March 31, 2009, the amount of advisory fees waived was $272,212.

(2) Effective October 2, 2007, the Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the period ending March 31, 2009, the amount of advisory fees waived was $45,654.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
SAAMCo
WMC

Portfolio	Subadviser
Multi-Managed Income/Equity	Janus
Lord Abbett
SAAMCo
WMC
Multi-Managed Income	Janus
Lord Abbett
SAAMCo
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	AIGGIC
Goldman Sachs Asset Management, L.P.
Janus
Large Cap Composite	AIGGIC
SAAMCo
T. Rowe Price
Large Cap Value	AIGGIC
T. Rowe Price
WMC
Mid Cap Growth	AIGGIC
T. Rowe Price
WMC
Mid Cap Value	AIGGIC
Goldman Sachs Asset Management, L.P.
Lord Abbett
Small Cap	AIGGIC
ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity	AIGGIC
Goldman Sachs Asset Management International
Lord Abbett
Diversified Fixed Income	AIGGIC
SAAMCo
WMC
Strategic Fixed Income	AIGGIC
Franklin Advisers, Inc.
Western Asset Management Company ("WAM")
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus
SAAMCo
Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC
SAAMCo
BAMCO, Inc.
Focus Growth and Income	SAAMCo
Marsico
Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Focus TechNet	—	1.65	1.75

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the year ended March 31, 2009 SAAMCo has agreed to waive fees or reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$125,268
Focus Technet	12,576

At March 31, 2009 the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$3,676	$219,389
Focus Technet	9,586	36,195

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended March 31, 2009, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On April 22, 2008, the Cash Management Portfolio purchased $3 million par value of International Lease Finance Corp, commercial paper, due 05/22/2008. The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of SAAMCo. The transaction resulted in no gain or loss to the Portfolio.

On November 24, 2008, the Focus Growth Portfolio purchased an additional 45,200 shares of SPDR Trust Unit Series 1 resulting in the Portfolio's position in the security to exceed 5% of assets. The Portfolio is subject to a limitation which prohibits the Portfolio from investing more than 5% of assets in a single investment company. On December 2, 2008, the Portfolio sold 7,113 shares of SPDR Trust Unit Series 1 reducing the Portfolio's position in the security to less than 5% of assets. The sale resulted in a gain of $2,368 to the Portfolio.

On January 20, 2009, the Focus Growth Portfolio purchased an additional 26,700 shares of iShares Russell 1000 Growth Index Fund resulting in the Portfolio's position in the security to exceed 5% of assets. The Portfolio is subject to a limitation which prohibits the Portfolio from investing more than 5% of assets in a single investment company. On January 21, 2009, the Portfolio sold 25,900 shares of iShares Russell 1000 Growth Index Fund reducing the Portfolio's position in the security to less than 5% of assets. The sale resulted in a loss of $8,474 to the Portfolio, which was reimbursed by SunAmerica Asset Management Corp, the Investment Advisor to the Portfolio.

On March 4, 2009, AIG, the ultimate parent of SunAmerica and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

6.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the year ended March 31, 2009, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$16,192
Multi-Managed Moderate Growth	26,137
Multi Managed Income/Equity	2,156
Multi Managed Income	614
Asset Allocation: Diversified Growth	35,896
Stock	5,015
Large Cap Growth	14,226
Large Cap Composite	2,138
Large Cap Value	8,873
Mid-Cap Growth	6,008
Mid-Cap Value	15,514
Small Cap	33,097
International Equity	1,958
Focus Growth	10,391
Focus TechNet	12,060
Focus Growth and Income	9,956
Focus Value	37,458

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended March 31, 2009 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$216,088,119	$227,414,487	$32,461,295	$39,779,410
Multi-Managed Moderate Growth	371,442,139	395,469,454	94,664,672	118,939,107
Multi-Managed Income/Equity	85,236,042	107,276,275	119,779,398	150,127,031
Multi-Managed Income	62,423,357	72,868,697	118,832,125	140,508,755
Asset Allocation: Diversified Growth	295,645,733	344,633,287	227,179,583	243,885,341
Stock	112,470,068	146,328,105	—	—
Large Cap Growth	140,868,884	112,126,404	—	—
Large Cap Composite	30,137,547	38,066,409	—	—
Large Cap Value	236,962,524	180,731,415	820,574	—
Mid Cap Growth	92,811,474	120,635,988	—	—
Mid Cap Value	121,166,653	132,900,874	—	—
Small Cap	510,256,381	487,928,248	—	—
International Equity	397,534,061	361,289,702	—	—
Diversified Fixed Income	121,261,611	109,576,248	206,315,603	222,746,748
Strategic Fixed Income	53,328,373	45,358,936	135,554,734	90,902,651
Cash Management	—	—	—	—
Focus Growth	216,211,880	224,430,496	—	—
Focus TechNet	33,434,453	41,876,653	—	—
Focus Growth and Income	85,516,626	97,222,385	—	—
Focus Value	120,933,374	146,859,908	998,526	999,995
Allocation Growth	32,887,464	51,897,134	—	—
Allocation Moderate Growth	263,124,911	110,102,949	—	—
Allocation Moderate	113,769,075	82,218,350	—	—
Allocation Balanced	68,633,549	35,824,509	—	—

8.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,210	$593,521	46,041	$683,482	190,503	$2,438,999	374,353	$5,470,683
Reinvested dividends	32,161	315,919	36,937	557,021	68,722	674,177	86,020	1,294,598
Shares redeemed	(546,446)	(6,751,341)	(750,746)	(11,006,393)	(1,771,915)	(21,422,903)	(1,590,680)	(23,155,379)
Net increase (decrease)	(465,075)	$(5,841,901)	(667,768)	$(9,765,890)	(1,512,690)	$(18,309,727)	(1,130,307)	$(16,390,098)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	573,890	$7,700,473	1,510,730	$22,208,098
Reinvested dividends	55,657	545,514	50,444	758,241
Shares redeemed	(1,065,604)	(12,569,772)	(873,671)	(12,722,945)
Net increase (decrease)	(436,057)	$(4,323,785)	687,503	$10,243,394
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,194	$626,911	79,936	$1,151,919	461,634	$5,622,779	743,940	$10,645,927
Reinvested dividends	152,874	1,457,889	106,383	1,519,418	654,562	6,230,746	471,774	6,722,519
Shares redeemed	(830,638)	(9,548,507)	(959,014)	(13,662,547)	(4,433,019)	(51,163,324)	(3,161,191)	(44,423,677)
Net increase (decrease)	(626,570)	$(7,463,707)	(772,695)	$(10,991,210)	(3,316,823)	$(39,309,799)	(1,945,477)	$(27,055,231)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	797,087	$9,842,678	1,882,201	$26,790,206
Reinvested dividends	402,716	3,830,212	226,802	3,228,205
Shares redeemed	(1,802,016)	(20,528,359)	(1,636,649)	(22,941,525)
Net increase (decrease)	(602,213)	$(6,855,469)	472,354	$7,076,886
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	55,578	$682,851	168,486	$2,218,671	668,668	$7,995,503	831,945	$11,005,299
Reinvested dividends	210,431	2,011,442	116,662	1,538,141	920,399	8,782,068	555,514	7,309,940
Shares redeemed	(712,567)	(8,046,312)	(787,812)	(10,436,220)	(4,469,570)	(50,661,230)	(3,176,241)	(41,782,187)
Net increase (decrease)	(446,558)	$(5,352,019)	(502,664)	$(6,679,408)	(2,880,503)	$(33,883,659)	(1,788,782)	$(23,466,948)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	632,501	$7,569,495	1,002,585	$13,216,129
Reinvested dividends	439,110	4,185,429	232,194	3,051,913
Shares redeemed	(1,947,602)	(22,239,200)	(1,366,775)	(17,975,104)
Net increase (decrease)	(875,991)	$(10,484,276)	(131,996)	$(1,707,062)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	130,114	$1,499,434	122,414	$1,517,743	864,841	$10,120,425	1,151,784	$14,186,518
Reinvested dividends	128,058	1,264,573	92,120	1,135,057	547,438	5,396,821	372,683	4,583,872
Shares redeemed	(756,698)	(8,523,789)	(617,981)	(7,690,367)	(3,793,180)	(42,317,049)	(2,496,905)	(30,972,227)
Net increase (decrease)	(498,526)	$(5,759,782)	(403,447)	$(5,037,567)	(2,380,901)	$(26,799,803)	(972,438)	$(12,201,837)
	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,076,613	$12,485,450	1,159,837	$14,357,753
Reinvested dividends	265,622	2,616,311	129,955	1,596,952
Shares redeemed	(1,723,064)	(19,100,376)	(1,006,865)	(12,469,782)
Net increase (decrease)	(380,829)	$(3,998,615)	282,927	$3,484,923
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	636,060	$5,025,092	359,872	$4,851,937	3,226,456	$26,485,916	2,117,840	$28,384,388
Reinvested dividends	878,391	5,676,954	403,745	5,325,777	3,334,334	21,526,368	1,596,165	21,014,757
Shares redeemed	(1,262,359)	(11,679,246)	(1,235,413)	(17,239,848)	(6,764,518)	(61,273,728)	(3,977,094)	(54,003,501)
Net increase (decrease)	252,092	$(977,200)	(471,796)	$(7,062,134)	(203,728)	$(13,261,444)	(263,089)	$(4,604,356)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,776,663	$24,834,412	2,912,452	$39,580,318
Reinvested dividends	2,007,566	12,947,439	745,862	9,805,673
Shares redeemed	(2,963,920)	(26,569,700)	(1,890,020)	(25,632,175)
Net increase (decrease)	1,820,309	$11,212,151	1,768,294	$23,753,816

	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	441,892	$4,574,270	262,938	$4,466,320	2,151,570	$23,174,287	1,428,573	$24,543,487
Reinvested dividends	365,472	3,145,258	195,328	3,605,671	1,349,591	11,532,988	757,124	13,875,011
Shares redeemed	(818,901)	(10,250,107)	(812,247)	(15,381,653)	(4,239,570)	(51,864,530)	(2,565,051)	(47,207,718)
Net increase (decrease)	(11,537)	$(2,530,579)	(353,981)	$(7,309,662)	(738,409)	$(17,157,255)	(379,354)	$(8,789,220)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,787,427	$20,985,389	1,902,749	$34,239,889
Reinvested dividends	844,093	7,187,209	362,839	6,629,943
Shares redeemed	(1,903,479)	(22,924,020)	(1,222,228)	(22,420,309)
Net increase (decrease)	728,041	$5,248,578	1,043,360	$18,449,523
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	45,715	$345,498	142,990	$1,566,997	891,178	$7,307,804	1,102,838	$11,762,025
Reinvested dividends	44,385	264,497	12,165	135,757	451,332	2,661,522	113,859	1,260,156
Shares redeemed	(262,198)	(2,216,776)	(404,730)	(4,327,324)	(3,078,573)	(25,415,057)	(2,768,271)	(29,205,481)
Net increase (decrease)	(172,098)	$(1,606,781)	(249,575)	$(2,624,570)	(1,736,063)	$(15,445,731)	(1,551,574)	$(16,183,300)
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	12,189,075	$90,411,187	6,736,285	$71,024,658
Reinvested dividends	1,268,831	7,444,416	211,819	2,335,604
Shares redeemed	(6,195,378)	(56,024,085)	(4,448,201)	(47,160,170)
Net increase (decrease)	7,262,528	$41,831,518	2,499,903	$26,200,092
	Large Cap Composite Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,335	$120,453	28,442	$340,099	224,177	$1,694,390	203,430	$2,392,880
Reinvested dividends	32,048	188,588	10,739	127,638	302,395	1,777,018	116,475	1,381,153
Shares redeemed	(75,747)	(625,497)	(96,978)	(1,173,131)	(984,312)	(8,079,936)	(761,996)	(8,974,381)
Net increase (decrease)	(28,364)	$(316,456)	(57,797)	$(705,394)	(457,740)	$(4,608,528)	(442,091)	$(5,200,348)

	Large Cap Composite Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	171,033	$1,449,935	384,912	$4,553,788
Reinvested dividends	185,489	1,089,175	56,403	667,916
Shares redeemed	(432,075)	(3,540,577)	(256,736)	(3,031,605)
Net increase (decrease)	(75,553)	$(1,001,467)	184,579	$2,190,099
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,042	$692,157	122,004	$1,804,550	618,746	$6,000,769	610,890	$8,822,955
Reinvested dividends	104,072	793,203	52,962	748,965	742,347	5,649,860	384,226	5,421,133
Shares redeemed	(375,384)	(3,808,979)	(354,848)	(5,149,775)	(2,792,309)	(28,644,506)	(2,494,050)	(35,463,149)
Net increase (decrease)	(208,270)	$(2,323,619)	(179,882)	$(2,596,260)	(1,431,216)	$(16,993,877)	(1,498,934)	$(21,219,061)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	11,595,002	$122,135,479	7,968,679	$113,793,192
Reinvested dividends	3,089,602	23,499,841	788,185	11,108,563
Shares redeemed	(5,643,702)	(53,047,951)	(2,212,762)	(31,150,093)
Net increase (decrease)	9,040,902	$92,587,369	6,544,102	$93,751,662
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	63,731	$633,906	96,110	$1,462,334	858,314	$8,784,177	840,114	$12,898,055
Reinvested dividends	157,934	993,036	62,691	950,009	1,227,521	7,578,831	542,820	8,121,074
Shares redeemed	(197,970)	(2,080,733)	(366,111)	(5,715,774)	(2,639,791)	(26,407,541)	(2,005,867)	(30,068,935)
Net increase (decrease)	23,695	$(453,791)	(207,310)	$(3,303,431)	(553,956)	$(10,044,533)	(622,933)	$(9,049,806)
	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,138,280	$19,815,217	1,790,347	$26,906,923
Reinvested dividends	1,222,534	7,478,405	427,884	6,361,587
Shares redeemed	(3,639,485)	(32,797,390)	(1,032,587)	(15,208,100)
Net increase (decrease)	(278,671)	$(5,503,768)	1,185,644	$18,060,410

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	27,742	$406,133	61,620	$1,246,344	388,249	$4,513,614	581,571	$11,148,288
Reinvested dividends	133,945	1,055,479	78,789	1,367,997	1,056,473	8,308,183	604,602	10,466,205
Shares redeemed	(239,778)	(3,033,240)	(263,611)	(4,917,579)	(2,057,435)	(24,654,689)	(2,137,962)	(39,709,335)
Net increase (decrease)	(78,091)	$(1,571,628)	(123,202)	$(2,303,238)	(612,713)	$(11,832,892)	(951,789)	$(18,094,842)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,181,333	$28,767,566	3,381,820	$66,323,714
Reinvested dividends	1,843,844	14,481,580	628,270	10,856,989
Shares redeemed	(2,384,014)	(25,091,179)	(1,055,520)	(18,831,660)
Net increase (decrease)	1,641,163	$18,157,967	2,954,570	$58,349,043
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	57,404	$455,196	97,534	$1,063,032	944,125	$6,597,365	1,233,556	$13,032,856
Reinvested dividends	40,692	212,260	60,030	579,077	362,238	1,862,156	538,461	5,131,463
Shares redeemed	(217,256)	(1,536,127)	(301,012)	(3,135,041)	(2,653,997)	(17,900,433)	(2,536,429)	(25,960,963)
Net increase (decrease)	(119,160)	$(868,671)	(143,448)	$(1,492,932)	(1,347,634)	$(9,440,912)	(764,412)	$(7,796,644)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	6,402,433	$46,012,772	5,894,195	$60,146,480
Reinvested dividends	1,290,538	6,583,783	1,074,674	10,178,785
Shares redeemed	(2,665,590)	(18,263,557)	(2,754,314)	(28,719,344)
Net increase (decrease)	5,027,381	$34,332,998	4,214,555	$41,605,921
	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	110,039	$941,579	377,229	$4,736,640	1,586,753	$13,122,821	2,023,387	$24,658,455
Reinvested dividends	164,479	901,375	83,872	1,022,695	1,344,294	7,366,800	777,045	9,458,023
Shares redeemed	(404,779)	(3,058,821)	(482,719)	(5,858,260)	(5,404,611)	(41,300,593)	(4,480,516)	(53,367,866)
Net increase (decrease)	(130,261)	$(1,215,867)	(21,618)	$(98,925)	(2,473,564)	$(20,810,972)	(1,680,084)	$(19,251,388)

	International Equity Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	11,862,975	$99,888,824	10,701,516	$129,465,985
Reinvested dividends	5,052,025	27,655,464	1,563,910	19,003,389
Shares redeemed	(7,228,255)	(49,676,766)	(4,610,436)	(53,849,384)
Net increase (decrease)	9,686,745	$77,867,522	7,654,990	$94,619,990
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	330,262	$3,567,872	204,817	$2,238,834	3,550,138	$38,261,359	3,830,123	$41,770,095
Reinvested dividends	26,524	278,192	22,747	245,299	342,641	3,587,869	290,281	3,125,372
Shares redeemed	(396,774)	(4,274,260)	(414,524)	(4,499,986)	(6,200,948)	(66,444,527)	(3,287,457)	(35,737,610)
Net increase (decrease)	(39,988)	$(428,196)	(186,960)	$(2,015,853)	(2,308,169)	$(24,595,299)	832,947	$9,157,857
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	9,038,560	$97,016,789	9,094,852	$98,498,841
Reinvested dividends	682,402	7,131,305	475,501	5,109,975
Shares redeemed	(9,048,394)	(96,477,232)	(2,881,507)	(31,121,377)
Net increase (decrease)	672,568	$7,670,862	6,688,846	$72,487,439
	Strategic Fixed Income Portfolio
	Class 3				Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,420,467	$41,255,055	5,192,504	$53,608,930
Reinvested dividends	1,088,564	8,268,956	677,047	6,786,401
Shares redeemed	(4,644,800)	(41,034,769)	(1,911,043)	(19,712,318)
Net increase (decrease)	864,231	$8,489,242	3,958,508	$40,683,013
	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	817,085	$9,176,764	1,107,852	$12,679,070	12,490,185	$139,913,327	9,918,406	$112,658,881
Reinvested dividends	18,936	208,540	25,688	286,885	218,883	2,406,937	194,145	2,165,097
Shares redeemed	(1,010,772)	(11,340,814)	(907,426)	(10,425,802)	(10,353,333)	(115,670,312)	(8,810,860)	(100,224,620)
Net increase (decrease)	(174,751)	$(1,955,510)	226,114	$2,540,153	2,355,735	$26,649,952	1,301,691	$14,599,358

	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	13,199,071	$147,551,995	9,624,923	$109,017,343
Reinvested dividends	209,188	2,297,906	170,637	1,901,187
Shares redeemed	(8,857,103)	(98,870,099)	(9,452,608)	(107,207,111)
Net increase (decrease)	4,551,156	$50,979,802	342,952	$3,711,419
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	69,793	$484,057	92,882	$917,445	962,754	$6,681,458	1,360,637	$14,118,297
Reinvested dividends	35,903	191,721	—	—	526,938	2,776,665	—	—
Shares redeemed	(106,111)	(803,645)	(218,419)	(2,195,175)	(2,597,501)	(19,133,588)	(2,069,577)	(20,836,500)
Net increase (decrease)	(415)	$(127,867)	(125,537)	$(1,277,730)	(1,107,809)	$(9,675,465)	(708,940)	$(6,718,203)
	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,575,088	$20,328,110	2,276,354	$22,833,434
Reinvested dividends	574,240	3,005,462	—	—
Shares redeemed	(3,426,948)	(24,993,536)	(2,198,757)	(22,409,132)
Net increase (decrease)	(277,620)	$(1,659,964)	77,597	$424,302
	Focus TechNet Portfolio
	Class 2				Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	549,299	$3,058,420	1,045,244	$7,010,547	718,764	$3,604,659	1,407,667	$9,046,382
Reinvested dividends	507,784	1,568,516	—	—	508,967	1,561,076	—	—
Shares redeemed	(1,829,618)	(9,246,824)	(1,433,381)	(9,361,617)	(1,664,572)	(8,452,930)	(1,034,489)	(6,717,986)
Net increase (decrease)	(772,535)	$(4,619,888)	(388,137)	$(2,351,070)	(436,841)	$(3,287,195)	373,178	$2,328,396
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	445,640	$2,709,359	621,157	$7,136,815	384,225	$2,649,995	1,048,973	$11,595,639
Reinvested dividends	802,587	3,849,246	623,980	6,650,058	728,601	3,484,813	500,744	5,320,524
Shares redeemed	(1,751,384)	(12,673,436)	(1,475,031)	(16,683,612)	(1,386,902)	(10,214,645)	(872,084)	(9,350,304)
Net increase (decrease)	(503,157)	$(6,114,831)	(229,894)	$(2,896,739)	(274,076)	$(4,079,837)	677,633	$7,565,859

	Focus Value Portfolio
	Class 2				Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008		For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	311,345	$3,545,319	867,577	$15,874,506	1,839,019	$23,748,696	2,450,349	$43,877,939
Reinvested dividends	687,455	5,737,260	535,204	9,024,286	1,228,569	10,237,437	608,836	10,245,814
Shares redeemed	(1,840,429)	(21,196,573)	(1,635,673)	(28,602,350)	(4,034,868)	(39,374,107)	(1,249,425)	(21,331,068)
Net increase (decrease)	(841,629)	$(11,913,994)	(232,892)	$(3,703,558)	(967,280)	$(5,387,974)	1,809,760	$32,792,685
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,735,645	$14,782,318	4,789,567	$62,559,356
Reinvested dividends	2,678,713	17,044,274	450,087	5,876,870
Shares redeemed	(3,863,600)	(33,658,993)	(2,659,156)	(33,811,605)
Net increase (decrease)	550,758	$(1,832,401)	2,580,498	$34,624,621
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	24,908,600	$251,498,980	20,089,129	$251,408,645
Reinvested dividends	3,657,208	26,990,065	703,142	8,907,730
Shares redeemed	(10,593,199)	(98,063,405)	(4,791,406)	(59,259,569)
Net increase (decrease)	17,972,609	$180,425,640	16,000,865	$201,056,806
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	10,994,646	$108,663,692	10,271,047	$124,250,641
Reinvested dividends	2,169,176	16,278,236	567,300	6,882,556
Shares redeemed	(8,370,644)	(76,591,060)	(4,184,424)	(49,522,837)
Net increase (decrease)	4,793,178	$48,350,868	6,653,923	$81,610,360
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2009		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	8,955,224	$86,249,238	5,530,596	$63,145,173
Reinvested dividends	821,842	6,624,695	236,983	2,749,596
Shares redeemed	(5,356,433)	(49,587,442)	(1,841,516)	(21,088,397)
Net increase (decrease)	4,420,633	$43,286,491	3,926,063	$44,806,372

9.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended March 31, 2009:

Portfolio	Bear Stearns & Co.	Bear Stearns Securities Corp.	Chase Securities, Inc.	Citibank N.A.	Citigroup Global Markets, Inc.	Goldman Sachs & Co.	Goldman Sachs International	Goldman Sachs (Asia), LLC	J.P. Morgan Securities, Inc.	J.P. Morgan Clearing Corp.	M.J. Whitman, LLC
Large Cap Growth	$—	$—	$—	$—	$—	$6,698	$197	$—	$—	$—	$—
Mid Cap Value	—	—	—	—		3,833	1,814	—	—	—	—
Small Cap	—	—	—	—	88,849			—	—	—	—
International Equity			—	—	—	17,967	734	20,336	—	—	—
Strategic Fixed Income				1,391	—	—	—	—
Focus Value	1,958	34,946			—	—	—	—	17,130	22,842	29,661

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended March 31, 2009, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2008	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Market Value at March 31, 2009
Large Cap Growth	AIG	$61,020	$671,240	$61,270	$108,739	$(1,051,165)	$427,394	$—
Large Cap Composite	AIG	1,284	130,399	8,307	10,938	(61,841)	(63,527)	2,400
Large Cap Value	AIG	13,043	1,112,823	301,570	9,968	(204,472)	(1,139,703)	60,250
Allocation Growth	Various
	Seasons Series
	Trust Portfolios*	1,880,264	195,315,683	45,871,080	51,897,134	(18,186,338)	(67,466,372)	103,636,920
Allocation Moderate Growth	Various
	Seasons Series
	Trust Portfolios*	8,616,961	427,970,471	303,846,108	110,102,949	(40,413,182)	(194,005,666)	387,294,782
Allocation Moderate	Various
	Seasons Series
	Trust Portfolios*	5,461,306	236,405,384	132,212,635	82,218,349	(21,191,653)	(78,418,520)	186,789,497
Allocation Balanced	Various
	Seasons Series
	Trust Portfolios*	4,021,567	122,729,528	83,137,622	35,824,509	(8,171,134)	(38,611,659)	123,259,848

*  See Portfolio of Investments for details

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2009, each Managed Allocation Portfolio held less than 41% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 87% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

10.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2009 had approximately 20.9% and 20.7% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the

Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Diversified Fixed Income Portfolio, Strategic Fixed Income Portfolio and Cash Management Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Portfolios had 18.1%, 30.2%, 39.9%, 15.1%, 29.5%, 46.7%, and 27.3%, respectively, of their total net assets invested in such securities.

The Focus TechNet Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of March 31, 2009, the Focus TechNet Portfolio had 98.2% of its net assets invested in technology companies.

11.  Lines of Credit: The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended March 31, 2009, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	30	$475	$497,864	0.94%
Multi-Managed Moderate Growth	37	733	495,241	1.49
Multi-Managed Income/Equity	36	922	390,889	2.05
Multi-Managed Income	37	520	318,037	1.81
Stock	1	5	285,602	0.69
Large Cap Growth	16	485	402,219	2.73
Large Cap Composite	2	30	153,580	3.50
Large Cap Value	12	665	832,461	2.52
Mid Cap Growth	65	1,313	325,413	1.96
Mid Cap Value	9	406	1,065,222	1.68
Small Cap	11	203	750,048	0.90
International Equity	72	5,220	1,285,539	1.74
Diversified Fixed Income	39	2,313	1,764,672	1.15
Strategic Fixed Income	48	1,767	485,605	2.33
Focus Growth	29	859	496,357	1.92
Focus TechNet	102	2,145	264,003	2.16
Focus Growth and Income	23	338	202,465	2.04
Focus Value	26	1,618	2,491,448	0.79

At March 31, 2009, Seasons International Equity Portfolio had a balance open under the line of credit of $181,768.

12.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2009, none of the Portfolios participated in the program.

13.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated Portfolios under certain conditions approved by the board of directors. The affiliated Portfolios involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended March 31, 2009, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain/(Loss)
Stock	$197,364	$873,213	$(387,053)
Large Cap Growth	140,923	—	—
Large Cap Composite	22,934	48,218	(21,047)
Large Cap Value	421,898	90,992	(10,574)
Mid Cap Growth	123,435	—	—

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/05	$11.02	$0.09	$0.59	$0.68	$(0.07)	$—	$(0.07)	$11.63	6.13	%(1)	$50,863	1.04%		0.83%		107	%(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	(0.27)	14.18	3.08	(5)	27,029	1.12	(3)	1.07	(3)	117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	(0.20)	10.18	(26.72)		14,674	1.15	(3)	1.16	(3)	224
Multi-Managed Growth Portfolio Class 2
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	(0.25)	14.14	2.88	(5)	67,550	1.27	(3)	0.92	(3)	117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	(0.18)	10.16	(26.82)		33,168	1.30	(3)	1.01	(3)	224
Multi-Managed Growth Portfolio Class 3
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	(0.23)	14.12	2.80	(5)	48,223	1.38	(3)	0.82	(3)	117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	(0.17)	10.15	(26.89)		30,240	1.40	(3)	0.92	(3)	224

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Growth Portfolio	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/05	$11.58	$0.18	$0.31	$0.49	$(0.13)	$—	$(0.13)	$11.94	4.21	%(1)	$60,210	0.95%		1.54%		116	%(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	(0.57)	13.59	2.27	(5)	33,470	1.00	(3)	1.98	(3)	131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	(0.73)	9.90	(21.59)		18,161	1.01	(3)	2.10	(3)	210
Multi-Managed Moderate Growth Portfolio Class 2
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	(0.55)	13.56	2.22	(5)	153,903	1.15	(3)	1.83	(3)	131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	(0.70)	9.87	(21.81)		79,325	1.16	(3)	1.94	(3)	210
Multi-Managed Moderate Growth Portfolio Class 3
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	(0.54)	13.54	2.05	(5)	79,732	1.25	(3)	1.73	(3)	131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	(0.69)	9.86	(21.87)		52,139	1.26	(3)	1.85	(3)	210

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Moderate Growth Portfolio	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/05	$11.83	$0.32	$0.10	$0.42	$(0.24)	$—	$(0.24)	$12.01	3.52	%(1)	$47,346	0.91%		2.68%		108	%(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	(0.71)	12.99	6.05		26,330	0.97	(3)	3.30	(3)	109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	(1.22)	9.90	(14.12)		15,643	0.99	(3)	3.57	(3)	110
Multi-Managed Income/Equity Portfolio Class 2
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	(0.69)	12.96	5.91		125,367	1.12	(3)	3.15	(3)	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	(1.20)	9.88	(14.23)		67,097	1.14	(3)	3.42	(3)	110
Multi-Managed Income/Equity Portfolio Class 3
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	(0.68)	12.94	5.74		55,982	1.22	(3)	3.05	(3)	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	(1.18)	9.86	(14.37)		34,030	1.24	(3)	3.33	(3)	110

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Income/Equity Portfolio	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/05	$12.14	$0.39	$(0.16)	$0.23	$(0.32)	$—	$(0.32)	$12.05	1.85	%(1)	$38,991	0.90%		3.26%		112	%(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	(0.62)	12.27	5.17		21,103	0.98	(3)	3.94	(3)	121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	(0.97)	10.30	(7.88)		12,585	0.99	(3)	4.22	(3)	123
Multi-Managed Income Portfolio Class 2
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	(0.60)	12.24	5.03		89,971	1.13	(3)	3.79	(3)	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	(0.95)	10.28	(7.98)		51,085	1.14	(3)	4.07	(3)	123
Multi-Managed Income Portfolio Class 3
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	(0.59)	12.23	4.93		36,395	1.23	(3)	3.69	(3)	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	(0.93)	10.27	(8.09)		26,657	1.24	(3)	3.98	(3)	123

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Multi-Managed Income Portfolio	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/05	$10.78	$0.12	$0.53	$0.65	$(0.13)	$—	$(0.13)	$11.30	6.00	%(3)	$90,042	0.94	%(1)	1.06	%(1)	159	%(2)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	(1.38)	11.93	(5.30	)(3)	49,155	0.93	(1)(4)	1.93	(1)(4)	92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	(1.66)	6.32	(33.40)		27,653	1.00	(1)(4)	2.16	(1)(4)	206
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(2)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	(1.36)	11.90	(5.45	)(3)	197,075	1.08	(1)(4)	1.77	(1)(4)	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	(1.64)	6.31	(33.51)		103,279	1.15	(1)(4)	2.01	(1)(4)	206
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(2)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	(1.35)	11.88	(5.54	)(3)	100,281	1.18	(1)(4)	1.66	(1)(4)	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	(1.63)	6.31	(33.48)		64,707	1.26	(1)(4)	1.89	(1)(4)	206

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09
Asset Allocation: Diversified Growth Portfolio Class 1	0.00%	0.01%	0.02%	0.00%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.00	0.01	0.02	0.00	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.00	0.01	0.02	0.00	0.01

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Asset Allocation: Diversified Growth Portfolio	156%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/05	$14.81	$0.08	$0.45	$0.53	$—	$—	$—	$15.34	3.58%	$73,967	0.93%		0.51%		42%
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	(1.56)	16.04	(4.20)	40,425	0.95	(1)	0.23	(1)	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	(1.53)	9.01	(33.88)	22,607	0.95	(1)	0.27	(1)	52
Stock Portfolio Class 2
03/31/05	14.74	0.06	0.45	0.51	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	(1.54)	15.91	(4.37)	157,580	1.10	(1)	0.08	(1)	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	(1.50)	8.94	(33.97)	81,944	1.11	(1)	0.12	(1)	52
Stock Portfolio Class 3
03/31/05	14.72	0.05	0.44	0.49	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	(1.52)	15.86	(4.46)	82,341	1.21	(1)	(0.03	)(1)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	(1.49)	8.91	(34.00)	52,723	1.21	(1)	0.02	(1)	52

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/05	$7.86	$0.03	$0.44	$0.47	$—	$—	$—	$8.33	5.98%	$13,588	1.04	%(1)	0.38	%(1)	38%
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	(0.16)	10.21	3.96	8,166	0.90	(2)	0.18	(2)	60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	(0.42)	6.06	(36.49)	3,801	0.92	(2)	0.16	(2)	54
Large Cap Growth Portfolio Class 2
03/31/05	7.82	0.02	0.43	0.45	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	(0.14)	10.12	3.76	81,642	1.05	(2)	0.03	(2)	60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	(0.42)	5.99	(36.63)	37,914	1.07	(2)	0.01	(2)	54
Large Cap Growth Portfolio Class 3
03/31/05	7.81	0.02	0.42	0.44	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	(0.14)	10.08	3.69	168,979	1.15	(2)	(0.07	)(2)	60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	(0.42)	5.96	(36.67)	143,136	1.17	(2)	(0.06	)(2)	54

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

03/31/05
Large Cap Growth Portfolio Class 1	(0.05)%
Large Cap Growth Portfolio Class 2	(0.05)
Large Cap Growth Portfolio Class 3	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.01
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/05	$9.04	$0.07	$0.44	$0.51	$(0.02)	$—	$(0.02)	$9.53	5.66%	$4,539	1.10%		0.74%		58%
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	(0.54)	10.58	(4.17)	2,553	1.10	(2)	0.72	(2)	93
03/31/09	10.58	0.09	(4.06)	(3.97)	(0.11)	(0.84)	(0.95)	5.66	(37.86)	1,205	1.10	(2)	1.00	(2)	95
Large Cap Composite Portfolio Class 2
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	(0.52)	10.55	(4.31)	26,754	1.25	(2)	0.57	(2)	93
03/31/09	10.55	0.07	(4.04)	(3.97)	(0.09)	(0.84)	(0.93)	5.65	(37.95)	11,741	1.25	(2)	0.84	(2)	95
Large Cap Composite Portfolio Class 3
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	(0.51)	10.53	(4.48)	14,570	1.35	(2)	0.47	(2)	93
03/31/09	10.53	0.06	(4.03)	(3.97)	(0.08)	(0.84)	(0.92)	5.64	(38.03)	7,381	1.35	(2)	0.75	(2)	95

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09
Large Cap Composite Portfolio Class 1	0.17%	0.12%	(0.08)%	0.18%	0.38%
Large Cap Composite Portfolio Class 2	0.17	0.11	(0.08)	0.18	0.37
Large Cap Composite Portfolio Class 3	0.16	0.11	(0.08)	0.19	0.38

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/05	$10.75	$0.14	$0.86	$1.00	$(0.09)	$—	$(0.09)	$11.66	9.30%	$14,815	0.96	%(1)	1.26	%(1)	32%
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	(0.71)	12.79	(6.05)	13,278	0.89	(2)	1.64	(2)	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	(0.99)	6.81	(39.83)	5,654	0.89	(2)	2.34	(2)	56
Large Cap Value Portfolio Class 2
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	(0.68)	12.76	(6.20)	96,771	1.04	(2)	1.49	(2)	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	(0.97)	6.80	(39.92)	41,858	1.04	(2)	2.20	(2)	56
Large Cap Value Portfolio Class 3
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	(0.67)	12.74	(6.29)	253,167	1.14	(2)	1.42	(2)	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	(0.96)	6.79	(40.01)	196,450	1.14	(2)	2.18	(2)	56
Mid Cap Growth Portfolio Class 1
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	(1.41)	13.21	(2.17)	8,995	1.02	(2)	(0.27	)(2)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	(1.70)	6.44	(38.07)	4,535	1.06	(2)	(0.20	)(2)	83
Mid Cap Growth Portfolio Class 2
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	(1.41)	13.03	(2.34)	74,517	1.17	(2)	(0.42	)(2)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	(1.70)	6.32	(38.13)	32,613	1.21	(2)	(0.36	)(2)	83
Mid Cap Growth Portfolio Class 3
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	(1.41)	12.95	(2.42)	67,692	1.27	(2)	(0.51	)(2)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	(1.70)	6.26	(38.23)	30,963	1.31	(2)	(0.45	)(2)	83

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

03/31/05
Large Cap Value Portfolio Class 1	(0.00)%
Large Cap Value Portfolio Class 2	(0.00)
Large Cap Value Portfolio Class 3	(0.00)
Mid Cap Growth Portfolio Class 1	(0.08)
Mid Cap Growth Portfolio Class 2	(0.08)
Mid Cap Growth Portfolio Class 3	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.01
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/05	$15.40	$0.12	$2.59	$2.71	$(0.07)	$(0.30)	$(0.37)	$17.74	17.69%	$15,887	1.03	%(1)	0.77	%(1)	42%
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
Mid Cap Value Portfolio Class 2
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
Mid Cap Value Portfolio Class 3
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
Small Cap Portfolio Class 1
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
Small Cap Portfolio Class 2
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
Small Cap Portfolio Class 3
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.02)	—	—
Mid Cap Value Portfolio Class 3	(0.01)	—	—
Small Cap Portfolio Class 1	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Mid Cap Value Class 1	—%	—%	0.00%	0.01%
Mid Cap Value Class 2	—	—	0.00	0.01
Mid Cap Value Class 3	—	—	0.00	0.01
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/05	$7.75	$0.04	$0.83	$0.87	$(0.10)	$—	$(0.10)	$8.52	11.28%	$8,650	1.30	%(1)	0.57	%(1)	84%
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	(0.82)	10.68	(4.33)	13,015	1.18	(4)	1.38	(4)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	(0.88)	4.97	(45.96)	5,407	1.16	(4)	2.61	(4)	111
International Equity Portfolio Class 2
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	(0.80)	10.66	(4.37)	120,816	1.33	(4)	1.25	(4)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	(0.86)	4.97	(46.01)	44,014	1.31	(4)	2.49	(4)	111
International Equity Portfolio Class 3
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	(0.79)	10.63	(4.55)	276,852	1.43	(4)	1.04	(4)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	(0.85)	4.96	(46.05)	177,116	1.41	(4)	2.18	(4)	111
Diversified Fixed Income Portfolio Class 1
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
Diversified Fixed Income Portfolio Class 2
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
Diversified Fixed Income Portfolio Class 3
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	(0.00)	0.03	(0.05)

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

2005
Diversified Fixed Income Portfolio	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09
International Equity Portfolio Class 1	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	(0.59)	9.88	(0.29)		130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	(0.61)	8.04	(12.14)		113,134	1.21		6.35		102
Cash Management Portfolio Class 1
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	(0.48)	11.23	3.56		9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	(0.29)	11.02	0.68		7,354	0.54		1.58		—
Cash Management Portfolio Class 2
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	(0.46)	11.21	3.41		65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	(0.27)	11.00	0.53		90,514	0.69		1.30		—
Cash Management Portfolio Class 3
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	(0.45)	11.20	3.32		53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	(0.26)	10.99	0.43		102,201	0.79		1.15		—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Commencement of Operations

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	1.41%	(0.09)%
Cash Management Portfolio Class 1	0.00	0.03
Cash Management Portfolio Class 2	0.00	0.03
Cash Management Portfolio Class 3	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/05	$7.92	$0.00	$(0.32)	$(0.32)	$—	$—	$—	$7.60	(4.04)%		$6,504	1.30	%(1)	0.03	%(1)	200%
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	9.10	19.74		7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	9.12	0.22		4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	9.42	3.29		3,387	1.13	(2)	(0.35	)(2)	126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	(0.55)	5.46	(36.10	)(4)	1,960	1.15	(2)	(0.20	)(2)	263
Focus Growth Portfolio Class 2
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	7.55	(4.19)		67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	9.03	19.60		73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	9.03	0.00		62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	9.32	3.21		58,266	1.29	(2)	(0.50	)(2)	126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	(0.55)	5.38	(36.28	)(4)	27,693	1.30	(2)	(0.35	)(2)	263
Focus Growth Portfolio Class 3
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	7.53	(4.32)		21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	9.00	19.52		39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	8.99	(0.11)		52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	9.27	3.11		54,728	1.39	(2)	(0.61	)(2)	126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	(0.55)	5.34	(36.37	)(4)	30,075	1.40	(2)	(0.45	)(2)	263

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/05	$5.07	$(0.06)	$0.01	$(0.05)	$—	$—	$—	$5.02	(0.99)%		$27,909	1.65	%(1)	(1.16	)%(1)	155%
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	6.42	27.89		36,331	1.65	(1)	(1.31	)(1)	116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
03/31/09	5.75	(0.06)	(1.71)	(1.77)	—	(0.60)	(0.60)	3.38	(29.86)		9,713	1.50	(1)(2)	(1.27	)(1)(2)	115
Focus TechNet Portfolio Class 3
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	5.01	(1.18)		11,321	1.75	(1)	(1.15	)(1)	155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
03/31/09	5.72	(0.07)	(1.70)	(1.77)	—	(0.60)	(0.60)	3.35	(30.04)		9,966	1.60	(1)(2)	(1.37	)(1)(2)	115
Focus Growth and Income Portfolio Class 2
03/31/05	9.28	0.02	0.03	0.05	—	—	—	9.33	0.54		49,049	1.45	(1)	0.18	(1)	77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
03/31/09	8.90	0.08	(3.37)	(3.29)	(0.03)	(1.20)	(1.23)	4.38	(38.17)		16,592	1.34	(2)	1.10	(2)	174
Focus Growth and Income Portfolio Class 3
03/31/05	9.27	0.01	0.02	0.03	—	—	—	9.30	0.32		22,063	1.55	(1)	0.16	(1)	77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
03/31/09	8.88	0.08	(3.37)	(3.29)	(0.02)	(1.20)	(1.22)	4.37	(38.23)		14,952	1.44	(2)	1.03	(2)	174
Focus Value Portfolio Class 2
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	(0.78)	13.83	11.66		67,250	1.45	(1)	0.36	(1)	130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	(1.64)	7.81	(37.55)		29,670	1.28	(2)	1.42	(2)	106
Focus Value Portfolio Class 3
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	(0.77)	13.81	11.58		21,657	1.55	(1)	0.25	(1)	130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	(1.63)	7.80	(37.58)		38,893	1.38	(2)	1.30	(2)	106

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/05	03/31/06	03/31/07	03/31/08	03/31/09
Focus TechNet Portfolio Class 2	0.17%	(0.06)%	0.06%	0.03%	0.16%
Focus TechNet Portfolio Class 3	0.19	(0.07)	0.06	0.04	0.16
Focus Growth and Income Portfolio Class 2	(0.01)	(0.10)	0.00	—	—
Focus Growth and Income Portfolio Class 3	(0.01)	(0.10)	0.00	—	—
Focus Value Portfolio Class 2	(0.02)	(0.07)	0.00	—	—
Focus Value Portfolio Class 3	(0.02)	(0.07)	0.00	—	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09
Focus TechNet Portfolio Class 2	—%	0.01%	0.04%
Focus TechNet Portfolio Class 3	—	0.01	0.04
Focus Growth and Income Portfolio Class 2	—	0.04	0.02
Focus Growth and Income Portfolio Class 3	—	0.05	0.02
Focus Value Portfolio Class 2	0.00	0.02	0.03
Focus Value Portfolio Class 3	0.00	0.02	0.03

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.17)	(0.17)	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.15)	(0.15)	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.14)	(0.14)	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  †  Commencement of Operations

  #  Annualized

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-four portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 26, 2009

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
March 31, 2009(unaudited)

At a meeting held on October 2, 2008, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SAAMCo") and the Trust (the "Advisory Agreement") and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): AIG Global Investment Corp. ("AIGGIC"), BAMCO, Inc. ("BAMCO"), ClearBridge Advisors, LLC, ("ClearBridge"), Columbia Management Advisors, LLC ("CMA"), Franklin Advisers, Inc. ("Franklin Advisers"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), Putnam Investment Management, LLC ("Putnam"), RCM Capital Management LLC ("RCM"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg"), Wellington Management Company, LLP ("Wellington") and Western Asset Management LLP (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SAAMCo and the Subadvisers; (2) the size and structure of the advisory/subadvisory fees and other material payments made to SAAMCo and the Subadvisers in connection with their management of the Trust's Portfolios; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; (7) the organizational capability and financial condition of SAAMCo and the Subadvisers and their affiliates; and (8) information regarding SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo and the Subadvisers; (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories that are managed by subadvisers.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo makes day-to-day investment decisions for the certain Portfolios.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services. In such role, each Subadviser (i) determines the securities to be purchased or sold and execute such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of the SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board, including the Independent Trustees, received and reviewed performance information prepared by management (including information from Lipper, Inc.), and information prepared by Lipper. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance and each Subadviser's performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio slightly outperformed the Lipper VUF Mixed-Asset Target Allocation-Moderate Index for the one-year period and slightly underperformed the Index for the three-year period. It also considered that the Portfolio was +/- 0.06% above or below the median of its Performance Universe for the one- and three-year periods. The Board considered that there were a limited number of funds in the Performance Group. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index and was above the median of its Performance Universe for the one- and three-year periods. The Board considered that there were a limited number of funds in the Performance Group. The Board concluded that the Portfolio's performance was satisfactory in light of all factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio slightly underperformed the Lipper VUF Mixed-Asset Target Allocation-Growth Index for the one year period but outperformed the Index for the three-year period. It also noted that the Portfolio was above the median of its Performance Group for the one-year period and at the median for the three-year period. In addition, the Portfolio was at the median of its Performance Universe for the one-year period but below the median for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Core Index and the median of its Performance Universe for the one- and three-year periods. It also noted that the Portfolio was above the median of its Performance Group for the one-year period and below the median for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board considered SAAMCo's agreement to waive 10 basis points of its advisory fee. In addition, the Board considered that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index three- and five-year periods but underperformed the index for the one-year period. It also noted that the Portfolio was below the medians of its Performance Group/Universe for the one- and three-year periods and above the medians for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by CMA). The Board considered that the Portfolio's actual advisory fees were slightly below the median of its Expense Group and above the median of its Expense Universe and that the Portfolio's total

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

expenses were slightly above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance, the effect of changes made to the Portfolio's advisory fees in the prior year, and changes made to the subadviser's portfolio management team and concluded that Management was addressing the Portfolio's performance.

•  Diversified Fixed Income Portfolio (advised/subadvised by AIGGIC, SAAMCo and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio's performance outperformed the Lipper VUF Corporate-A Index and the median of its Performance Group/Universe for the one- and three-year periods but underperformed the Index and was below the medians for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (advised/subadvised by SAAMCo, Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that the Portfolio's aggregate subadvisory fees were above the median of the Subadvisor Expense Universe and noted that there were too few funds in the Portfolio's Subadvisor Expense Group to provide a meaningful comparison.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index for the one- and three-year periods and underperformed the Index for the five-year period. It was also noted that the Portfolio was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth and Income Portfolio (advised/subadvised by SAAMCo, Marsico and Thornburg). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that each Subadviser's subadvisory fees were slightly above the median of the Subadvisor Expense Group and that its aggregate subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the median of its Performance Group/Universe for three-year period but underperformed the Index and was below the medians for the one- and five-year periods. The Board considered management's discussion of each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus TechNet Portfolio (advised/subadvised by SAAMCo, BAMCO and RCM Capital). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Universe. The Board also considered that SAAMCo agreed to waive 0.15% of its advisory fee beginning in 2007.

The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Index and the median of its Performance Group/Universe for the one- and five-year periods but underperformed the Index and was below the median for the three-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that Portfolio outperformed the Lipper Multi-Cap Value Index and was at or above the median of its Performance Universe for the one-, three- and five-year periods. The Board additionally noted that the Portfolio was below the median of its Performance Group for the one-year period and above the median of its Performance Group for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by AIGGIC, GSAM-International and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were slightly below the median of its Subadvisor Expense Group and slightly above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Core Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Composite Portfolio (advised/subadvised by AIGGIC, SAAMCo and T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index and was below the median of its Performance Group for the one-, three- and five-year periods. In addition, the Board considered that the Portfolio was above the median of its Performance Universe for the one- and three-year periods but below the median for the five-year period. The Board took into account management's discussion of each Subadviser's performance and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Growth Portfolio (subadvised by AIGGIC, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group and slightly below the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the median of its Performance Universe for the one-, three- and five-year periods. In addition the Board considered that the Portfolio was below the median of its Performance Group for the one-year period and at the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (subadvised by AIGGIC, T. Rowe Price and Wellington. The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Management reported that the Portfolio outperformed the Lipper VUF Mid-Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (subadvised by AIGGIC, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed Lipper VUF Mid-Cap Value Index and was above or at the median of its Performance Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio was above or at the median of its Performance Group for the one- and five-year periods and below the median for the three-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Cap Growth Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board noted management's discussion regarding Lipper's placement of the Portfolio in the multi-cap growth category when the Portfolio is invested approximately 75% in equities and 25% in bonds. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group but below the median of its Expense Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio's Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF General Bond Index and the medians of its Performance Group/Universe for the one-year period but trailed the Index and was at or below the medians of its Performance Group/Universe for the three- and five-year periods. The Board considered management's report on each Subadviser's performance and their continuing monitoring efforts and concluded that they are addressing the Portfolio's performance.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, SAAMCo, Lord Abbett and Wellington). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio's Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index and was at or above the medians of its Performance Group/Universe for the one-, three and five-year periods. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by SAAMCo, Lord Abbett, Janus and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that there were too few comparable funds in the Portfolio's Subadvisory Expense Group/Universe to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Small Cap Portfolio (advised/subadvised by AIGGIC, SAAMCo and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Small Cap Core Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of the Portfolio's poor one-year performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly below the median of its Subadvisor Expense Group but above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Core Index and was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Strategic Fixed Income Portfolio (subadvised by AIGGIC, Franklin and Western Asset Management Company). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Group.

Management reported that the Portfolio underperformed the Lipper VUF General Bond Index and was at or below the medians of its Performance Group/Universe for the one- and three-year periods. The Board considered management's discussion of the Portfolio's poor one-year performance results and management's continued monitoring of each Subadviser's performance. The Board concluded that management is addressing the Portfolio's performance.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SACS to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and AIG SunAmerica Life Assurance Company ("ASLAC") that provides that SAAMCo contribute to ASLAC, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with First SunAmerica Life Insurance Company ("FSLIC") wherein SAAMCo pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

Compliance. The Board reviewed SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. It was noted that SAAMCo had implemented new

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

policies and procedures over the course of the year, reviewed and enhanced its compliance monitoring procedures, and continued to test the efficacy of its policies and procedures. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Sub-advisers' ability to provide services to the Trust.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name, Address and Date of Birth	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton DOB: October 19, 1944	Trustee	March 2007-Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	59	Director, The LECG Company (consulting services) (since November 2006).

Carl D. Covitz(4) DOB: March 31, 1939	Trustee	February 2001-Present	Owner and President, Landmark Capital, Inc. (securities broker/dealer) (since 1973).	59	Director, Arden Realty, Inc. (since 1995).

Gilbert T. Ray DOB: September 18, 1944	Trustee	February 2001-Present	Retired Partner, O'Melveny & Myers LLP (since 2000); and Attorney (1972-2000) thereof.	59	Director, Advance Auto Parts, Inc. (retail — auto & home supply stores) (since 2002); Director, Watts, Wyatt & Company (services — management consulting services) (since 2000); Director, DineEquity (since 2004); Director, Diamond Rock Hospitality (since 2005).

Allan L. Sher DOB: October 19, 1931	Trustee	January 1997-Present	Retired, Brokerage Executive (since 1992).	59	Director, Bowl America Incorporated (1997-Present).

Bruce G. Willison DOB: October 16, 1948	Trustee and Chairman	February 2001-Present	Dean, Anderson School at UCLA (1999-2005); Professor of Management Anderson School at UCLA (since 2006).	59	Director, GrandPoint Capital Inc. (investment company) (since January 2009); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).

Interested Trustee
Jane Jelenko(5) DOB: August 19, 1948	Trustee	September 2006-Present	Retired; Senior Advisor (2003-2005) and Management Consultant (1977-2003) Bearingpoint, Inc. (formerly KPMG, LLP).	59	N/A

Jana W. Greer(6) DOB: December 30, 1951	Trustee	February 2001-Present	President, SunAmerica Retirement Markets, Inc. (1996-Present), Executive Vice President and Director, AIG SunAmerica, Inc. and AIG SunAmerica Life Assurance Co (since 2002); Executive Vice President, First SunAmerica Life Assurance Co. (since 2006).	59	N/A

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Date of Birth	Positions Held With Trust	Length of Time Served		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee(3)
Officers
John T. Genoy SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 8, 1968	President and Principal Executive Officer	2007-	Present	Chief Financial Officer, SAAMCo (April 2002-Present); Senior Vice President, SAAMCo (June 2003 to Present); Chief Opperating Officer, SAAMCo (July 2006-Present).	N/A	N/A

Donna M. Handel SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: June 25, 1966	Treasurer and Principal Financial Officer	2002-	Present	Senior Vice President, SAAMCo (December 2004 to Present); Vice President, SAAMCo (August 1997 to December 2004).	N/A	N/A

Nori L. Gabert SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: August 15, 1953	Vice President and Secretary	2005-	Present	Vice President and Deputy General Counsel, SAAMCo (2001 to Present); Vice President and Secretary, VALIC Company I and VALIC Company II (2000-Present).	N/A	N/A

Gregory N. Bressler SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: November 17, 1966	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (June 2005 to present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC ("CSAM") (June 2002 to June 2004).	N/A	N/A

Gregory R. Kingston SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: January 18, 1966	Vice President and Assistant Treasurer	2001-	Present	Vice President, SAAMCo (2001-Present).	N/A	N/A

Cynthia Skrehot SAAMCo 2929 Allen Parkway Houston, Texas 77019 DOB: December 6, 1969	Vice President and Chief Compliance Officer ("CCO")	2002-	Present	Vice President, SAAMCo and The Variable Annuity Life Insurance Co. (August 2002-March 2007); Chief Compliance Officer of SAAMCo (2003-2006).	N/A	N/A

Matthew J. Hackenthal SAAMCo Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311 DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-	Present	Chief Compliance Officer, SAAMCo (November 2006 to Present); Vice President, CSAM (May 2001 to October 2006; Chief Compliance Officer, Credit Suisse Alternative Funds (November 2005 to October 2006; CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005).	N/A	N/A

(1)  Trustees serve until their successors are duly elected and qualified.

(2)  Fund Complex includes the Trust (24 portfolios), AIG Series Trust (3 funds), SunAmerica Series Trust (35 portfolios), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), Valic Company I (33 funds), Valic Company II (15 funds), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

(5)  Ms. Jelenko is considered an Interested Trustee because of a deferred interest in stock she received from Bank of America Corporation upon its acquisition of Countrywide Finance Corporation, for which she served as a board member. Bank of America is the indirect corporate parent of Columbia Management Advisors LLC, a subadviser to the Cash Management Portfolio.

(6)  Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc. and Executive Vice President of AIG Retirement Services, Inc., affiliates of SunAmerica, the investment adviser and manager (as defined herein.)

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2009.

During the fiscal year ended March 31, 2009, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.20	$0.20	$—	$—	46.77%
Multi-Managed Growth - Class 2	0.18	0.18	—	—	46.77
Multi-Managed Growth - Class 3	0.17	0.17	—	—	46.77
Multi-Managed Moderate Growth - Class 1	0.73	0.37	0.09	0.27	16.32
Multi-Managed Moderate Growth - Class 2	0.70	0.34	0.09	0.27	16.32
Multi-Managed Moderate Growth - Class 3	0.69	0.33	0.09	0.27	16.32
Multi-Managed Income/Equity - Class 1	1.22	0.62	0.10	0.50	8.47
Multi-Managed Income/Equity - Class 2	1.20	0.60	0.10	0.50	8.47
Multi-Managed Income/Equity - Class 3	1.18	0.58	0.10	0.50	8.47
Multi-Managed Income - Class 1	0.97	0.65	0.12	0.20	3.74
Multi-Managed Income - Class 2	0.95	0.63	0.12	0.20	3.74
Multi-Managed Income - Class 3	0.93	0.61	0.12	0.20	3.74
Asset Allocation: Diversified Growth - Class 1	1.66	0.64	0.07	0.95	19.39
Asset Allocation: Diversified Growth - Class 2	1.64	0.62	0.07	0.95	19.39
Asset Allocation: Diversified Growth - Class 3	1.63	0.61	0.07	0.95	19.39
Stock - Class 1	1.53	0.04	0.18	1.31	74.98
Stock - Class 2	1.50	0.01	0.18	1.31	74.98
Stock - Class 3	1.49	—	0.18	1.31	74.98
Large Cap Growth - Class 1	0.42	—	0.08	0.34	100.00
Large Cap Growth - Class 2	0.42	—	0.08	0.34	100.00
Large Cap Growth - Class 3	0.42	—	0.08	0.34	100.00
Large Cap Composite - Class 1	0.95	0.11	0.32	0.52	55.23
Large Cap Composite - Class 2	0.93	0.09	0.32	0.52	55.23
Large Cap Composite - Class 3	0.92	0.08	0.32	0.52	55.23
Large Cap Value - Class 1	0.99	0.20	0.11	0.68	94.32
Large Cap Value - Class 2	0.97	0.18	0.11	0.68	94.32
Large Cap Value - Class 3	0.96	0.17	0.11	0.68	94.32
Mid Cap Growth - Class 1	1.70	—	0.41	1.29	25.58
Mid Cap Growth - Class 2	1.70	—	0.41	1.29	25.58
Mid Cap Growth - Class 3	1.70	—	0.41	1.29	25.58
Mid Cap Value - Class 1	2.02	0.17	0.35	1.50	59.68
Mid Cap Value - Class 2	1.99	0.14	0.35	1.50	59.68
Mid Cap Value - Class 3	1.97	0.12	0.35	1.50	59.68
Small Cap - Class 1	0.35	—	0.13	0.22	48.80
Small Cap - Class 2	0.35	—	0.13	0.22	48.80
Small Cap - Class 3	0.35	—	0.13	0.22	48.80
International Equity - Class 1	0.88	0.21	0.26	0.41	0.32
International Equity - Class 2	0.86	0.19	0.26	0.41	0.32
International Equity - Class 3	0.85	0.18	0.26	0.41	0.32
Diversified Fixed Income - Class 1	0.43	0.43	—	—	0.43
Diversified Fixed Income - Class 2	0.41	0.41	—	—	0.43
Diversified Fixed Income - Class 3	0.40	0.40	—	—	0.43

	Total Dividends	Net Investment Income	Net Short-term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Strategic Fixed Income - Class 3	$0.61	$0.61	$—	$—	0.23%
Cash Management - Class 1	0.29	0.29	0.00	—	—
Cash Management - Class 2	0.27	0.27	0.00	—	—
Cash Management - Class 3	0.26	0.26	0.00	—	—
Focus Growth - Class 1	0.55	—	0.25	0.30	21.29
Focus Growth - Class 2	0.55	—	0.25	0.30	21.29
Focus Growth - Class 3	0.55	—	0.25	0.30	21.29
Focus TechNet - Class 2	0.60	—	0.33	0.27	3.31
Focus TechNet - Class 3	0.60	—	0.33	0.27	3.31
Focus Growth and Income - Class 2	1.23	0.03	0.38	0.82	38.94
Focus Growth and Income - Class 3	1.22	0.02	0.38	0.82	38.94
Focus Value - Class 2	1.64	0.23	0.33	1.08	55.43
Focus Value - Class 3	1.63	0.22	0.33	1.08	55.43
Allocation Growth Strategy - Class 3	1.12	0.33	0.00	0.79	26.65
Allocation Moderate Growth Strategy - Class 3	0.54	0.21	—	0.33	21.88
Allocation Moderate Strategy - Class 3	0.68	0.27	0.00	0.41	17.27
Allocation Balanced Strategy - Class 3	0.45	0.21	—	0.24	13.92

*  Short-term capital gains are treated as ordinary income for tax purposes.

The International Equity Portfolio makes an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolio to its shareholders.The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2009 was $1,054,353. The gross foreign source income for information reporting is $13,191,031

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 24 investment portfolios of the Season SeriesTrust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Composite Portfolio

9.  Large Cap Value Portfolio

10.  Mid Cap Growth Portfolio

11.  Mid Cap Value Portfolio

12.  Small Cap Portfolio

13.  International Equity Portfolio

14.  Diversified Fixed Income Portfolio

15.  Strategic Fixed Income Portfolio

16.  Cash Management Portfolio

Seasons Focused Portfolios

17.  Focus Growth Portfolio

18.  Focus TechNet Portfolio

19.  Focus Growth and Income Portfolio

20.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

21.  Allocation Growth Portfolio

22.  Allocation Moderate Growth Portfolio

23.  Allocation Moderate Portfolio

24.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed.The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of 30 securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2009. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–26.72%	–26.82%	–26.89%
5-Year	–0.39%	–0.56%	–0.66%
10-Year	–0.06%	N/A	N/A
Since Inception	4.93%	–3.67%	3.05%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

5 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Barclays Capital U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Growth Strategy

The Multi-Managed Growth Portfolio Class 1 shares posted a return of –26.72% for the twelve-month period ending March 31, 2009, outperforming the –38.09% decline in the S&P 500 Index. The blended benchmark, comprising 71% equity and 29% bond indexes, posted a loss of –27.48% for the period.

During the fiscal period, investors withstood the most challenging stock market environment in generations. As the year progressed, the markets came to grips with mounting challenges in the banking system coupled with a severe global economic recession. Equities posted broad-based declines spanning across all market capitalizations, investment styles and economic sectors. As risk aversion intensified in late 2008, investors fled most asset classes for the safety and liquidity of US Treasuries.

Within the equity component of the Portfolio, sector allocation decisions contributed to relative results, while stock selection detracted. An underweight in the weak-performing financial sector proved to be the leading contributor during the reporting period. The cash position in the Portfolio provided downside protection in a falling market and added to overall performance. However, Portfolio holdings in the energy, consumer discretionary and telecommunication services underperformed the market and hurt relative performance. The effect was partially mitigated by strong-performing positions in industrials and consumer staples.

Within the fixed income component of the Portfolio, an allocation to commercial mortgage-backed securities detracted from performance as concern over the deteriorating macroeconomic environment persisted. Exposure to high yield credits also had a negative impact. International exposure to emerging markets further hampered performance as concerns over global economic conditions intensified during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth, with capital preservation as a secondary objective
Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–21.59%	–21.81%	–21.87%
5-Year	–0.10%	–0.27%	–0.37%
10-Year	0.94%	N/A	N/A
Since Inception	4.94%	–2.06%	2.82%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

5 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Barclays Capital U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Moderate Growth Strategy

The Multi-Managed Growth Portfolio Class 1 shares posted a return of –21.59% for the twelve-month period ending March 31, 2009, outperforming the –38.09% decline in the S&P 500 Index. The blended benchmark, comprising 56% equity and 44% bond indexes, posted a loss of –21.51% for the period.

During the fiscal period, investors withstood the most challenging stock market environment in generations. As the year progressed, the markets came to grips with mounting challenges in the banking system coupled with a severe global economic recession. Equities posted broad-based declines spanning across all market capitalizations, investment styles and economic sectors. As risk aversion intensified in late 2008, investors fled most asset classes for the safety and liquidity of US Treasuries.

Within the equity component of the Portfolio, sector allocation decisions contributed to relative results, while stock selection detracted. An underweight in the weak-performing financial sector proved to be the leading contributor during the reporting period. The cash position in the Portfolio provided downside protection in a falling market and added to overall performance. However, Portfolio holdings in the energy, consumer discretionary and telecommunication services underperformed the market and hurt relative performance. The effect was partially mitigated by strong-performing positions in the industrials sector.

Within the fixed income component of the Portfolio, an allocation to commercial mortgage-backed securities detracted from performance as concern over the deteriorating macroeconomic environment persisted. Exposure to high yield credits also had a negative impact. International exposure to emerging markets further hampered performance as concerns over global economic conditions intensified during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Objective:	Conservation of principal while maintaining some potential for long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–14.12%	–14.23%	–14.37%
5-Year	1.32%	1.17%	1.05%
10-Year	2.43%	N/A	N/A
Since Inception	5.06%	1.00%	3.14%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

4 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Barclays Capital U.S. Aggregate Bond Index, and 2.8% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income/Equity Strategy

The Multi-Managed Income/Equity Portfolio Class 1 shares posted a return of –14.12% for the twelve-month period ending March 31, 2009, compared to a decline of –38.09% for the S&P 500 Index, and a gain of 3.13% for the Barclays Capital U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% bond indexes, returned –12.38% for the period.

During the fiscal period, investors withstood the most challenging stock market environment in generations. As the year progressed, the markets came to grips with mounting challenges in the banking system coupled with a severe global economic recession. Equities posted broad-based declines spanning across all market capitalizations, investment styles and economic sectors. As risk aversion intensified in late 2008, investors fled most asset classes for the safety and liquidity of US Treasuries.

Within the equity component of the Portfolio, sector allocation decisions contributed to relative results. An underweight in the weak-performing financial sector proved to be the leading contributor during the reporting period. The cash position in the Portfolio provided downside protection in a falling market and added to overall performance. However, Portfolio holdings in the technology, consumer discretionary and telecommunication services underperformed the market and hurt relative performance. The effect was partially mitigated by an underweight in industrials coupled with a strong stock selection in the sector.

Within the fixed income component of the Portfolio, an allocation to commercial mortgage-backed securities detracted from performance as concerns over the deteriorating macroeconomic environment persisted. Exposure to high yield credits also had a negative impact. International exposure to emerging markets further hampered performance as concerns over global economic conditions intensified during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Objective:	Capital preservation
Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–7.88%	–7.98%	–8.09%
5-Year	1.75%	1.60%	1.50%
10-Year	3.34%	N/A	N/A
Since Inception	5.06%	2.63%	3.14%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

4 The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Barclays Capital U.S. Aggregate Bond Index, and 1.7% U.S.Treasury Bills.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income Strategy

The Multi-Managed Income Portfolio Class 1 shares posted a return of –7.88% for the twelve-month period ending March 31, 2009, compared to a gain of 3.13% for the Barclays Capital U.S. Aggregate Bond Index, and a decline of –38.09% for the S&P 500 Index. The blended benchmark, comprising approximately 17% equity and 83% bond indexes, returned –5.15% for the period.

During the fiscal period, investors withstood the most challenging stock market environment in generations. As the year progressed, the markets came to grips with mounting challenges in the banking system coupled with a severe global economic recession. Equities posted broad-based declines spanning across all market capitalizations, investment styles and economic sectors. As risk aversion intensified in late 2008, investors fled most asset classes for the safety and liquidity of US Treasuries.

Within the equity component of the Portfolio, sector allocation decisions contributed to relative results. An underweight in the weak-performing financial sector proved to be the leading contributor during the reporting period. The cash position in the Portfolio provided downside protection in a falling market and added to overall performance. However, Portfolio holdings in the technology, consumer discretionary and telecommunication services underperformed the market and hurt relative performance. The effect was partially mitigated by an underweight in industrials coupled with a strong stock selection in the sector.

Within the fixed income component of the Portfolio, an allocation to commercial mortgage-backed securities detracted from performance as concern over the deteriorating macroeconomic environment persisted. Exposure to high yield credits also had a negative impact. International exposure to emerging markets further hampered performance as concerns over global economic conditions intensified during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Objective:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–33.40%	–33.51%	–33.48%
5-Year	–2.89%	–3.05%	–3.16%
10-Year	–1.35%	N/A	N/A
Since Inception	1.13%	–2.88%	0.65%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond index.)

4 The MSCI EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

5 The Blended Benchmark Index consists of 60% Russell 3000 Index, 15% Barclays Capital U.S. Aggregate Bond Index, 15% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index, 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Free Index.

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 The Morgan Stanley Capital International (MSCI) Emerging Markets Free IndexSM measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin.The MSCI Emerging Markets Free IndexSM excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth

The Asset Allocation: Diversified Growth Portfolio Class 1 declined –33.40% for the twelve-month period ending March 31, 2009, compared to a –38.20% return for the Russell 3000 Index and a –33.54% decline for the blended benchmark.

The Portfolio's underweight to U.S. large cap equity coupled with positive stock selection helped returns. Within the U.S. large cap component, positive stock selection in the basic materials, financials, energy, and consumer cyclicals sectors aided returns, However, weak stock selection in the health care, transportation, utilities, and consumer staples restrained results. From a sector allocation perspective, an underweight allocation to the two worst performing sectors of conglomerates and financials also added value whereas an underweight allocation to consumer cyclicals and health care detracted from performance.

From an asset class perspective, the Portfolio's significant exposure to fixed income helped, as bonds outpaced U.S. equities by wide margins. However, exposure to emerging market and developed international equities mitigated some of this strength.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–33.88%	–33.97%	–34.00%
5-Year	–3.57%	–3.71%	–3.80%
10-Year	–1.01%	N/A	N/A
Since Inception	3.55%	–3.61%	1.06%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Stock Portfolio

The Stock Portfolio Class 1 shares posted a return of –33.88% over the twelve-month period ending March 31, 2009, outperforming the –38.09% decline in the S&P 500 Index benchmark.

Sector weighting contributed to relative outperformance but was partially mitigated by stock selection. An underweight to financials, the worst performer in the S&P index, coupled with strong stock selection in the sector proved to be the leading contributors to relative results. The cash position in the Portfolio provided protection in a down market and also helped relative performance. Overweight allocations to the strong-performing sectors of healthcare and technology further boosted results, while underweight exposure to consumer staples and energy hampered the Portfolio. Holdings in industrials outperformed the market, while positions in the energy sector hurt relative results. At a security level, Schlumberger was the largest detractor from a relative standpoint.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Janus Capital Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–36.49%	–36.63%	–36.67%
5-Year	–3.44%	–3.60%	–3.70%
10-Year	–3.57%	N/A	N/A
Since Inception	–2.81%	–6.41%	0.49%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500®/Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Growth

The Large Cap Growth Portfolio Class 1 shares delivered a return of –36.49%, underperforming the –32.22% decline in the S&P 500/Citigroup Growth Index for the 12-month reporting period ended March 31, 2009.

Sector selection helped performance, while stock selection detracted from relative results during the reporting period. Although the portfolio's cash position was low by period end, holding cash during the reporting period, coupled with an overweight allocation to the strong-performing telecommunications sector proved to be the leading contributors. An underweight exposure to the economically-sensitive sectors of energy and industrials further added to performance, while an overweight in the materials sector hurt relative results during the reporting period.

Results from stock selection were dampened by exposure to holdings in the energy, consumer discretionary and technology sectors, which underperformed the market. Hess Corp. proved to be one of the weakest performers in the energy sector with significant negative contribution relative to the benchmark. Exposure to Electronic Arts, Inc. and Newell Rubbermaid, Inc. within consumer discretionary and Research in Motion, Ltd. in the technology sector also hampered relative results. However, positions in the consumer staples and healthcare sectors posted strong returns during the reporting period, helped by solid results from companies such as Anheuser-Busch InBev NV.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Composite Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital and growth of dividend income
Portfolio Managers:	AIG Global Investment Corp. SunAmerica Asset Management Corp. T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Large Cap Composite Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–37.86%	–37.95%	–38.03%
5-Year	–5.07%	–5.21%	–5.28%
10-Year	–3.25%	N/A	N/A
Since Inception	–2.80%	–5.80%	–0.74%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Composite

The Large Cap Composite Portfolio Class 1 shares returned –37.86%, slightly outperforming the –38.09% decline in the S&P 500 Index for the 12-month reporting period ending March 31, 2009.

It was a very difficult year for U.S. equities, as tighter credit conditions, slowing consumer spending trends, and deteriorating corporate profits took a heavy toll on the domestic economy. Stock market losses were widespread, as every economic sector in the S&P 500 posted negative returns, led by financials and industrials, which lost –62.5% and –48.7%, respectively. Sectors that performed relatively better included the more defensive healthcare and telecom services, which dropped –19.8% and –25.2%, respectively.

The Portfolio benefited from timely sector allocation decisions, while stock selection hurt relative results. Although the portfolio's cash position was low by period end, holding cash during the reporting period, coupled with an underweight allocation to the weak-performing financial sector proved to be the leading contributors during the fiscal period. Overweights in the strong-performing sectors of healthcare, technology and telecommunications also aided overall performance.

However, results from stock selection weighed on the Portfolio, due mostly to holdings in the energy and healthcare sectors. Within energy, Schlumberger Ltd. was one of the weakest performers. Aetna Inc. and Cigna Corp. within healthcare posted weak results and hurt relative performance. However, the utilities and industrials sectors were strong led by Exelon and Goodrich Corp., respectively.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–39.83%	–39.92%	–40.01%
5-Year	–4.36%	–4.49%	–4.60%
10-Year	–0.09%	N/A	N/A
Since Inception	0.12%	–1.38%	0.60%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500®/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Value

The Large Cap Value Portfolio Class 1 shares returned –39.83%, outperforming the –44.00% decline in the S&P 500/Citigroup Value Index for the 12-month period ended March 31, 2009.

Strong stock selection results drove the Portfolio outperformance during the reporting period. Stock selection in the financial sector proved to be the largest contributor to relative results. Citigroup, Inc. and Bank of America Corp. were among the top relative performers in the sector. Holdings in the industrials, healthcare and consumer staples sectors also posted strong results and added to positive stock selection. Some of the top performers included ABB, Ltd. and General Electric Co. in industrials, Wyeth and Pfizer, Inc. in healthcare and Anheuser-Busch InBev NV and Dean Foods Co. in consumer staples.

Sector allocation decisions also helped the Portfolio during the reporting period. Underweight allocations to financials and industrials, coupled with an overweight in energy contributed to relative results. Although the portfolio's cash position was low by period end, holding cash during the reporting period provided downside protection in a falling market and boosted overall performance. However, underweight exposure to the strong-performing healthcare and telecom services sector had a negative impact on results relative to the benchmark.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–38.07%	–38.13%	–38.23%
5-Year	–3.25%	–3.38%	–3.49%
10-Year	2.03%	N/A	N/A
Since Inception	2.45%	–2.82%	3.53%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.The stocks are also members of the Russell 1000® Growth index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Growth Portfolio Class 1

The Mid Cap Growth Portfolio Class 1 shares delivered a return of –38.07%, outperforming the –39.58% decline of the Russell Midcap Growth Index for the 12-month period through March 31, 2009.

Sector allocation decisions were the primary driver of out-performance during the reporting period. Although the portfolio's cash position was low by period end, holding cash during the reporting period provided downside protection in a falling market and made significant contributions to overall results. In addition, an overweight to healthcare coupled with an underweight to utilities also helped the Portfolio. An overweight in technology further added to returns, while a slight underweight to the strong-performing consumer staples sector hampered the Portfolio.

Stock selection decisions detracted modestly, primarily due to weak results from holdings in the energy and healthcare sectors. Forest Oil Corp. within the energy sector, and Charles River Laboratories International, Inc. and Varian Medical Systems, Inc. within healthcare were among the top relative detractors during the reporting period. However, stock selection in the telecommunication services and technology sectors yielded strong results, led by MetroPCS Communications, Inc., Autonomy Corp. PLC and First Solar, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management, L.P. Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–39.41%	–39.48%	–39.54%
5-Year	–3.87%	–4.02%	–4.11%
10-Year	4.54%	N/A	N/A
Since Inception	4.46%	2.72%	2.20%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.The stocks are also members of the Russell 1000® Value index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Value

The Mid Cap Value Portfolio Class 1 shares delivered a return of –39.41%, outperforming the –42.51% decline in the Russell Midcap Value Index for the 12-month period as of March 31, 2009.

Both stock selection and sector allocation decisions helped the Portfolio during the reporting period. Overweight allocations to the strong-performing sectors of healthcare and telecommunication services, coupled with an underweight in the weak-performing financial sector contributed to relative results. The cash position in the Portfolio provided protection in a down market and also added to overall performance. However, overweight exposure to the energy and information technology sectors hampered overall results.

Holdings in the consumer discretionary sector significantly outperformed the market and made significant contributions to overall performance. Darden Restaurants Inc. and AutoZone Inc. within consumer discretionary were some of the top performers during the reporting period. While holdings in the energy and telecommunication services sectors also delivered strong results, positions in technology and consumer staples underperformed. Some of the laggards during the reporting period included JDS Uniphase Corp. and CommScope Inc. within technology, Smithfield Foods Inc. and Coca-Cola Enterprises Inc. in the consumer staples sector.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. SunAmerica Asset Management Corp. Clearbridge Advisors, LLC

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–36.89%	–36.97%	–37.00%
5-Year	–7.33%	–7.46%	–7.55%
10-Year	–2.46%	N/A	N/A
Since Inception	–2.51%	–5.94%	–0.51%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Small Cap Portfolio Class 1

The Small Cap Portfolio Class 1 shares delivered a return of –36.89% for the twelve-month reporting period though March 31, 2009, outperforming the –37.50% decline for the Russell 2000 Index benchmark.

Over the fiscal period, the U.S. economy was greatly affected by the cascading impact of falling home prices, problems at large financial institutions, and the de-leveraging process throughout the global financial system. These macro trends had a negative impact on the U.S. stock market as well as markets around the globe.

The Portfolio benefited from timely sector allocation decisions, while stock selection detracted from results relative to the index. Although the portfolio's cash position was low by period end, holding cash during the reporting period provided downside protection in a falling market, and added significantly to overall results. An overweight allocation to consumer staples, coupled with an underweight in the energy sector also helped. However, underweights in the strong-performing sectors of healthcare and utilities hurt relative performance.

Holdings in the financial sector proved to be the largest detractor during the reporting period. BioMed Realty Trust Inc., Affiliated Managers Group Inc., and First Security Group Inc. were some of the worst performers. Issue selection within the health care and energy sectors also yielded poor results, while holdings in the industrials and consumer staples sectors outperformed the market and made significant contributions to overall Portfolio results. World Fuel Services Corp. within industrials, coupled with Central Garden & Pet Co. and Casey's General Stores Inc. within consumer staples were among the leading contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	AIG Global Investment Corp. Goldman Sachs Asset Management International Lord, Abbett & Co., LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–45.96%	–46.01%	–46.05%
5-Year	–3.13%	–3.25%	–3.36%
10-Year	–3.46%	N/A	N/A
Since Inception	–3.09%	–4.98%	2.33%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (Europe, Australasia, Far East) is a free floating-adjusted market capitalization index that is designed to measure developed market equity performance. The index is comprised of securities from 21 developed markets, excluding U.S. and Canada.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

International Equity

The International Equity Portfolio Class 1 shares delivered a return of –45.96%, outperforming the –46.51% decline in the MSCI EAFE Index for the 12-month period ending March 31, 2009.

Sector allocation decisions added to relative results. Underweight exposure to the weak-performing financial sector, coupled with overweights in consumer staples and health care made significant contributions. However, underweight allocations to the strong-performing sectors of energy and utilities hampered relative performance.

Solid stock selection in the technology and industrials sectors helped the Portfolio. Autonomy Corp. and Taiwan Semiconductor Manufacturing Co. Ltd. within technology, and Guangdong Investment Ltd. and Nissha Printing Co. Ltd. in the industrial sector were among the top performers during the reporting period. However, weak issue selection in the financial and telecommunication services sectors hurt overall performance. Some of the laggards included BNP Paribas S.A., Sumitomo Mitsui Financial Group Inc., KDDI Corp. and Vodafone Group.

Country allocation decisions contributed to relative results. Strong stock selection in the U.K., Germany and Belgium helped, while holdings in Japan, Spain and France underperformed the market and hurt relative Portfolio results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Objective:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	AIG Global Investment Corp. SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–0.73%	–0.88%	–0.98%
5-Year	2.73%	2.58%	2.47%
10-Year	4.02%	N/A	N/A
Since Inception	3.90%	4.02%	3.03%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Diversified Fixed Income

The Diversified Fixed Income Portfolio Class 1 shares returned –0.73% for the twelve-month reporting period through March 31, 2009, underperforming the 3.13% advance of the Barclays Capital U.S. Aggregate Bond Index.

The U.S. economy continued to struggle under the weight of a protracted decline in housing prices, a weak labor market, and tighter credit conditions. The government intervention to support several financial firms coupled with the bankruptcy of Lehman Brothers, and the sale of Merrill Lynch intensified credit markets concerns. During the second half of the fiscal period, U.S. business activity continued to decline rapidly, while unemployment rose, manufacturing activity shrank, and foreclosures continued to increase. In an effort to revive economic growth, the Federal Open Market Committee lowered the federal funds target rate from 2.25% to a range of 0.00-0.25%.

The Government component of the Portfolio benefited from a flight to quality in favor of Treasury and government issues, and made significant contributions to overall results.

Within the core component of the Portfolio, an allocation to commercial mortgage-backed securities detracted from performance as concerns over the deteriorating macro economic environment persisted. Exposure to the high yield and emerging market sectors further hurt results.

The mortgage component of the Portfolio continued to benefit from a strategy of maintaining minimal exposure to Freddie Mac and Fannie Mae securities. This added substantially to overall performance as the market became increasingly concerned with credit risks of government-sponsored enterprises. An above-benchmark duration also helped the Portfolio.

Within the credit component of the Portfolio, strong security selection added to overall performance, particularly within the commercial mortgage-backed securities sector. An underweight to this sector was also additive to relative results. However, these positives were offset by negative results from sector allocation, in particular overweights to the brokerage, REIT, and insurance sectors, coupled with an underweight to foreign sovereigns and supranationals. Security selection within basic industry and consumer cyclicals also detracted from relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Strategic Fixed Income Portfolio Class 3 (unaudited)

Investment Objective:	High level of current income and, secondarily, capital appreciation over the long term
Portfolio Managers:	AIG Global Investment Corp. Franklin Advisers, Inc. Western Asset Management Company

Growth of a $10,000 Investment

Strategic Fixed Income Portfolio
Average Annual Total Returns as of 03/31/09

Class 3*
1-Year	–12.14%
Since Inception	–0.42%

* Inception date for Class 3: 02/14/05

1 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

2 The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets.The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

3 The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

4 The Citigroup Mortgage-Backed Securities Index is an index of 30- and 15-year mortgage related securities issued by U.S. government agencies.

5 The blended benchmark consists of 33.33% JP Morgan Emerging Market Bond Index Plus, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-Backed Securities Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Strategic Fixed Income

The Strategic Fixed Income Portfolio Class 3 shares returned –12.14% for the twelve-month reporting period ended March 31, 2009, compared to a gain of 3.13% for the Barclays Capital U.S. Aggregate Bond Index, and –6.78% return for the blended benchmark comprised of 33% JP Morgan EMBI+/33% Merrill Lynch High Yield Master/33% Citigroup Mortgage-Backed Securities Index. The Portfolio components underperformed their respective indices during the reporting period.

During the fiscal year under review, economic fundamentals deteriorated globally, as recessionary dynamics continued to broaden and deepen. U.S. Treasury yields declined to multi-decade lows as liquidity and credit problems impacted economic activity. The government utilized fiscal and monetary policies to try to stabilize financial markets.

Within the mortgage component of the Portfolio, an overweight in asset-backed and commercial asset-backed securities hurt relative performance. Given deteriorating macroeconomic and financing conditions, management expects the commercial real estate environment to remain challenging. However, most of the Portfolio's commercial mortgage-backed holdings are AAA- and AA-rated securities that are high in the capital structure and should benefit from high levels of credit protection.

The emerging market debt component of the Portfolio suffered as investors shunned risky asset classes. The Portfolio increased cash holdings as a defensive measure against uncertainty, while maintaining positions in Brazil and Russia. An overweight position to the external corporate sector was a significant detractor from performance. Exposure to local currency sovereign debt also had a negative impact. Currencies were highly volatile during the reporting period. Exposure to the Brazilian Real, Russian Ruble, as well as smaller allocations to the Malaysian Ringgit and Egyptian Pound detracted.

The high yield market posted one of its worst years in history, with the majority of the losses occurring in the fourth quarter of 2008, following the bankruptcy of Lehman Brothers. Security selection was the primary detractor, as positions in Huntsman International LLC and Aleris International Inc. posted weak results. However, industry selection contributed to overall to performance, due to an overweight position within the health services sector coupled with an underweight in mortgage banks and thrifts. And although the portfolio's cash position was low by period end, holding cash during the reporting period offered protection in a down market and made contributions to overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management, LLC Marsico Capital Management, LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	–36.10%	–36.28%	–36.37%
5-Year	–5.34%	–5.50%	–5.60%
Since Inception	–5.64%	–4.71%	0.54%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or Russell 2000® Growth Indexes.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth

The Focus Growth Portfolio Class 1 shares posted a return of –36.10% for the 12-month period ended March 31, 2009, underperforming the –34.42% decline in the Russell 3000 Growth benchmark.

All economic sectors in the Russell 3000 Growth index posted negative returns during the reporting period, with financials –49.9%, energy –48.8% and utilities –48.8% proving to be the worst performing areas of investment.

An underweight exposure to the technology sector, coupled with an overweight in materials hurt Portfolio results relative to the benchmark. An overweight allocation to holdings in the industrials and financials sectors further hampered relative results. However, underweight allocations to the energy and utilities sectors helped. In addition, the cash position in the Portfolio provided downside protection in a falling market and added significantly to relative results.

Stock selection had a modestly negative impact on overall performance. Holdings in industrials and consumer staples sectors underperformed the benchmark. Bunge Ltd, CVS Caremark within consumer staples, and ABB Ltd. within industrials proved to be some the weakest performers.

Some of the positive contributors during the reporting period included strong security selection in technology and financials. Macrovision Solutions Corp. within technology, and Invesco Ltd. and Goldman Sachs Group within financials proved to be among the top performers during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus TechNet Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management Corp. BAMCO, Inc. RCM Capital Management, LLC

Growth of a $10,000 Investment

Focus TechNet Portfolio
Average Annual Total Returns as of 03/31/09

	Class 2*	Class 3*
1-Year	–29.86%	–30.04%
5-Year	–3.83%	–3.98%
Since Inception	–10.06%	6.01%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The NASDAQ-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization.The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus TechNet

The Focus TechNet Portfolio Class 2 shares posted a return of –29.86%, slightly outperforming the –30.14% decline in the NASDAQ 100 Index benchmark for the 12-month period ending March 31, 2009.

The dramatic slowdown in the economy materially impacted technology-related stocks during the fiscal year ended March 31, 2009 in something of a snowball effect. As the problems in the housing sector intensified and the resulting mortgage lending issues led to a broader credit crisis, the economy overall and the financial services sector in particular were seriously impaired. As a result of the economic uncertainty, many corporations reduced their technology budgets. Simultaneously, the recessionary environment impacted consumers' willingness to make discretionary consumer electronics purchases. This, in turn, further slowed overall growth in technology spending.

The Portfolio benefited from strong stock selection during the reporting period. Holdings within the information technology sector proved to be the leading contributors. Asiainfo Holdings, Inc., and Riverbed Technology, Inc. were among the top performers. Exposure to Amazon.com, Inc. within the consumer discretionary sector also helped the Portfolio, as the company posted strong results during the reporting period.

Sector allocation decisions hampered relative results, primarily due to exposure to companies such as NII Holdings, Inc. within the telecommunications sector. In addition, a number of technology holdings, such as Salesforce.com, Inc. and Hewlett-Packard Co. posted weak results and hindered overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth and Income Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital and current income
Portfolio Managers:	SunAmerica Asset Management Corp. Marsico Capital Management, LLC Thornburg Investment Management, Inc.

Growth of a $10,000 Investment

Focus Growth and Income Portfolio
Average Annual Total Returns as of 03/31/09

	Class 2*	Class 3*
1-Year	–38.17%	–38.23%
5-Year	–6.21%	–6.29%
Since Inception	–4.67%	–0.60%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

1 The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth and Income

The Focus Growth and Income Class 2 shares posted a return of –38.17% for the 12-month reporting period ended March 31, 2009, slightly underperforming the –38.09% decline in the S&P 500 index.

Large capitalization US equities declined sharply in the 12-month reporting period. All economic sectors posted negative returns in the S&P 500 broad market benchmark, with financials –62.5%, industrials –48.7% and materials –46.3% proving to be the weakest performers. Less economically sensitive sectors such as health care –19.8% and consumer staples –25.0% performed better, while still posting negative absolute returns.

Sector allocation decisions helped the Portfolio, while stock selection detracted from relative results during the reporting period. The cash position in the Portfolio offered downside protection in a falling market and added to overall performance. An underweight in the weak-performing financial sector, coupled with an overweight in telecommunications also helped results. However, underweight allocations to the strong-performing sectors of healthcare and consumer staples had a negative impact on relative results.

Portfolio holdings in the financial sector outperformed the market and proved to be the largest contributors to overall results. The Goldman Sachs Group, Inc., was the top performer in the sector. However, holdings in sectors such as technology and energy underperformed the market by wide margins and hurt overall Portfolio results. Technology giants Apple, Inc. and Dell, Inc., coupled with Transocean, Ltd. and Marathon Oil Corp. within energy proved to be some of the weakest performers during the reporting period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, N.A. J.P. Morgan Investment Management, Inc. Third Avenue Management, LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/09

	Class 2*	Class 3*
1-Year	–37.55%	–37.58%
5-Year	–2.09%	–2.17%
Since Inception	2.88%	4.64%

* Inception date for Class 2: 10/01/01; Class 3: 11/10/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Value

Focus Value Portfolio Class 2 shares posted a return of –37.55%, outperforming the –42.14% decline in the Russell 3000 Value Index for the 12-month period ended March 31, 2009.

Strong stock selection drove the outperformance during the reporting period. Issue selection in the consumer discretionary sector yielded especially strong results. Furthermore, holdings in the financials sector significantly outperformed the market and made substantial contributions to overall results. Some of the top performers included M&T Bank Corp., Wells Fargo & Co., Cincinnati Financial Corp. and Goldman Sachs Group Inc. While holdings in the materials sector also aided results, positions in the energy sector underperformed the market and detracted from relative performance.

Sector allocation decisions had a modest negative impact on the Portfolio. Underweight exposure to the strong-performing sectors of energy, healthcare and utilities proved most detrimental. An overweight in consumer discretionary, coupled with an underweight in consumer staples also hampered relative results. However, overweight allocations to the strong-performing technology and telecommunication services sectors helped. The cash position in the Portfolio provided downside protection in a falling market and contributed to the overall results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/09

Class 3*
1-Year	–39.60%
Since Inception	–7.39%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

3 The Blended Benchmark consists of 95% S&P 500® Index & 5% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Growth Portfolio

The Allocation Growth Portfolio Class 3 shares posted a return of –39.60% for the twelve-month period ending March 31, 2009, compared to a return of –36.37% for the blended benchmark (95% S&P 500 Index/5% Barclays Capital U.S. Aggregate Bond Index) and a decline of –38.09% for the S&P 500 Index.

All equity asset classes included in the strategic investment policy of the Allocation Growth Portfolio posted negative returns over the reporting period. Among the asset classes available in the program, the worst returning index was the MSCI EAFE –46.51%, while the best return in equities was earned by the Russell 1000 Growth –34.28%.

Domestic fixed income indices generally posted positive returns during the reporting period, with the Barclays Capital U.S. Aggregate Bond Index gaining 3.13%, the Barclays Capital U.S. Mortgage-Backed Index advancing 8.09%, and the Citigroup U.S. Domestic 3-Month T-Bill returning 1.13%. However, indices representing more risky sectors of the fixed income market posted losses. The Barclays Capital U.S. Corporate High Yield declined –19.31%, while the JP Morgan Emerging Market Bond Index lost –7.87%.

The Portfolio's underperformance relative to its blended benchmark is largely attributable to the 28% allocation to international equities, which trailed U.S. equities during the reporting period. Large cap value exposure was also a significant source of underperformance due to the large allocation to this asset class of 23%. The Portfolio's allocation to high yield bonds was less than 2%, but due to the significant underperformance of the asset class, it had a notable impact on the Portfolio. Large cap growth and small cap stocks were the only equity asset classes that had a positive impact on the performance of the strategic asset allocation performance relative to the S&P 500.

At the portfolio level, Focus Growth and Large Cap Growth slightly detracted from the overall Portfolio performance relative to its strategic asset allocation. The Large Cap Value Portfolio, with a target allocation of 25-27% of overall assets proved to be the largest contributor. The Mid Cap Value and Focused Value Portfolio outperformed their benchmarks and also made significant contributions to relative returns.

Past performance is no guarantee of future results.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/09

Class 3*
1-Year	–34.57%
Since Inception	–5.80%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

3 The Blended Benchmark consists of 80% S&P 500® Index & 20% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate Growth Portfolio

The Allocation Moderate Growth Portfolio Class 3 shares posted a return of –34.57% for the twelve-month period ending March 31, 2009, compared to a return of –31.00% for the blended benchmark (80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index) and a decline of –38.09% in the S&P 500 Index.

All equity asset classes included in the strategic investment policy of the Allocation Moderate Growth Portfolio posted negative returns over the reporting period. Among the asset classes available in the program, the worst returning index was the MSCI EAFE –46.51%, while the best return in equities was earned by the Russell 1000 Growth –34.28%.

The Portfolio targeted a 20% allocation to fixed income throughout the year. Domestic fixed income indices generally posted positive returns during the reporting period, with the Barclays Capital U.S. Aggregate Bond Index gaining 3.13%, the Barclays Capital U.S. Mortgage-Backed Index advancing 8.09%, and the Citigroup U.S. Domestic 3 Month T-Bill returning 1.13%. However, indices representing more risky sectors of the fixed income market posted losses. The Barclays Capital U.S. Corporate High Yield declined –19.31%, while the JP Morgan Emerging Market Bond Index lost –7.87%.

The Portfolio's underperformance relative to its blended benchmark is largely attributable to the allocation to international equities, which trailed U.S. equities during the reporting period. Exposure to high yield bonds, coupled with a value style tilt also detracted. Large cap growth and small cap stocks were the only equity asset classes that had a positive impact on the performance of the strategic asset allocation performance relative to the S&P 500.

The largest detractors from relative performance at the portfolio level included the Strategic Fixed Income Portfolio, which underperformed its benchmark. The largest performance contributor at the fund level was Large Cap Value Portfolio, which outperformed the index during the reporting period.

Past performance is no guarantee of future results.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/09

Class 3*
1-Year	–29.78%
Since Inception	–4.43%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

3 The Blended Benchmark Index consists of 65% S&P 500® Index & 35% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate Portfolio

The Allocation Moderate Portfolio Class 3 shares posted a return of –29.78% for the twelve-month period ending March 31, 2009, compared to a return of –25.32% for the blended benchmark (65% S&P 500 Index/35% Barclays Capital U.S. Aggregate Bond Index) and a decline of –38.09% for the S&P 500 Index.

All equity asset classes included in the strategic investment policy of the Allocation Moderate Portfolio posted negative returns over the reporting period. Among the asset classes available in the program, the worst returning index was the MSCI EAFE –46.51%, while the best return in equities was earned by the Russell 1000 Growth –34.28%.

The Portfolio targeted a 35% allocation to fixed income throughout the year. Domestic fixed income indices generally posted positive returns during the reporting period, with the Barclays Capital U.S. Aggregate Bond Index gaining 3.13%, the Barclays Capital U.S. Mortgage-Backed Index advancing 8.09%, and the Citigroup U.S. Domestic 3 Month T-Bill returning 1.13%. However, indices representing more risky sectors of the fixed income market posted losses. The Barclays Capital U.S. Corporate High Yield declined –19.31%, while the JP Morgan Emerging Market Bond Index lost –7.87%.

The Portfolio's underperformance relative to its blended benchmark is largely attributable to the allocation to international equities, which trailed U.S. equities during the reporting period. Exposure to high yield bonds, coupled with a value style tilt also detracted. Large cap growth and small cap stocks were the only equity asset classes that had a positive impact on the performance of the strategic asset allocation performance relative to the S&P 500.

The largest detractors from relative performance at the portfolio level included the Strategic Fixed Income Portfolio, which underperformed its benchmark. The largest performance contributor at the fund level was Large Cap Value Portfolio, which outperformed the index during the reporting period.

Past performance is no guarantee of future results.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates Advisors, LLC

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/09

Class 3*
1-Year	–24.29%
Since Inception	–3.02%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays Capital U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market. (Effective November 14, 2008, the Index formerly known as the Lehman Brothers U.S. Aggregate Index is now known as the Barclays Capital U.S. Aggregate Bond Index.)

3 The Blended Benchmark consists of 50% S&P 500® Index & 50% Barclays Capital U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Balanced Portfolio

The Allocation Balanced Portfolio Class 3 shares posted a return of –24.29% for the 12-month period ended March 31, 2009, compared to a decline of –19.32% for the blended benchmark (50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index) and a decline of –38.09% for the S&P 500 Index.

All equity asset classes included in the strategic investment policy of the Allocation Balanced Portfolio posted negative returns over the reporting period. Among the asset classes available in the program, the worst returning index was the MSCI EAFE –46.51%, while the best return in equities was earned by the Russell 1000 Growth –34.28%.

The Portfolio targeted a 50% allocation to fixed income throughout the year. Domestic fixed income indices generally posted positive returns during the reporting period, with the Barclays Capital U.S. Aggregate Bond Index gaining 3.13%, the Barclays Capital U.S. Mortgage-Backed Index advancing 8.09%, and the Citigroup U.S. Domestic 3 Month T-Bill returning 1.13%. However, indices representing more risky sectors of the fixed income market posted losses. The Barclays Capital U.S. Corporate High Yield declined –19.31%, while the JP Morgan Emerging Market Bond Index lost –7.87%.

The Portfolio's underperformance relative to its blended benchmark is largely attributable to the allocation to international equities, which trailed U.S. equities during the reporting period. Exposure to high yield bonds, coupled with a value style tilt also detracted. Large Cap Growth and Small Cap stocks were the only equity asset classes that had a positive impact on the performance of the strategic asset allocation performance relative to the S&P 500.

The largest detractors from relative performance at the portfolio level included the Strategic Fixed Income Portfolio, which underperformed its benchmark. The largest performance contributor at the fund level was Large Cap Value Portfolio, which outperformed the index during the reporting period.

Past performance is no guarantee of future results.

Cash Management Portfolio Class 1 (unaudited)

Investment Objective:	High current yield while preserving capital
Portfolio Managers:	Columbia Management Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/09

	Class 1*	Class 2*	Class 3*
1-Year	0.68%	0.53%	0.43%
5-Year	2.61%	2.47%	2.37%
10-Year	2.69%	N/A	N/A
Since Inception	2.71%	2.11%	1.88%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

Cash Management Portfolio

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio Class 1 shares returned 0.68% for the twelve-month period ending March 31, 2009.

The nation's unemployment rate which began the period under review at 5.1%, increased to 8.5% as of the end of March 2009. Fourth quarter 2008 real gross domestic product dropped 6.3%, the fourth worst quarter since the Great Depression. At the beginning of the reporting period the fed funds target rate stood at 2.25%. In order to improve market liquidity and to revive a dramatically slowing economy, the Federal Reserve (Fed) lowered its target funds rate in four incremental steps to finish the period under review at a range of 0.0%-0.25%. Three-month Libor, which began the period at 2.69% declined by 150 basis points to finish March 2009 at 1.19%. Following the bankruptcy of Lehman Brothers and the Reserve Money Market Fund dropping below a $1/share net asset value, three-month Libor spiked to 4.81% in October 2008. In order to restore liquidity to the U.S. short-term fixed income market and to improve investor confidence, the Fed created four major facilities: Asset-Backed Commercial Paper Money Market Liquidity Facility, Commercial Paper Funding Facility, Temporary Guaranty Program for Money Market Mutual Funds and the Money Market Investor Funding Facility. These measures helped to somewhat improve U.S. money market liquidity and investor confidence, with three-month Libor declining significantly from its mid-October peak.

Given strained market liquidity and difficult credit market conditions, the Portfolio responded by favoring the purchase of Federal agency obligations and by maintaining a high percentage of portfolio securities maturing within 30 days. In the process, the overall portfolio yield dropped. Management also reduced the Portfolio's exposure to floating and variable rate notes in order to limit the duration of credit risk.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

PRESORTED

BOUND PRINTED MATTER

U.S. POSTAGE PAID

SANTA ANA, CA

PERMIT 15

J-1906-AR.5 (5/09)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2009, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(a) of Form N-CSR. Mr. Sher and Mr. Bouton are considered “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(a) Audit Fees	$642,670	$592,463
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$131,247	$122,493
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2009	2008
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2009 and 2008 were $1,015,268 and $589,147 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 8, 2009